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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment  Company  Act  file  number          002-73024

                        GARTMORE VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

                1200 RIVER ROAD, CONSHOHOCKEN, PENNSYLVANIA 19428
       (Address of principal executive offices)                (Zip code)

                            ELIZABETH A. DAVIN, ESQ.

                                NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (Name and address of agent for service)

Registrant's  telephone  number,  including  area  code:     (484)  530-1300

Date  of  fiscal  year  end:     12/31/03

Date  of  reporting  period:     12/31/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                        GARTMORE VARIABLE INSURANCE TRUST

                                  ANNUAL REPORT
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                                  ANNUAL REPORT
                                DECEMBER 31, 2003

                                TABLE OF CONTENTS

Statements of Investments:
Gartmore GVIT Nationwide Fund. . . . . . . . . . . . . . . . . .    2
Gartmore GVIT Growth Fund. . . . . . . . . . . . . . . . . . . .    5
Gartmore GVIT Government Bond Fund . . . . . . . . . . . . . . .    7
GVIT Small Company Fund. . . . . . . . . . . . . . . . . . . . .   10
Gartmore GVIT Money Market Fund. . . . . . . . . . . . . . . . .   20
Gartmore GVIT Money Market Fund II . . . . . . . . . . . . . . .   23
J.P. Morgan GVIT Balanced Fund . . . . . . . . . . . . . . . . .   24
Gartmore GVIT Mid Cap Growth Fund. . . . . . . . . . . . . . . .   32
Nationwide GVIT Strategic Value Fund . . . . . . . . . . . . . .   34
Comstock GVIT Value Fund . . . . . . . . . . . . . . . . . . . .   36
Federated GVIT High Income Bond Fund . . . . . . . . . . . . . .   38
GVIT Equity 500 Index Fund . . . . . . . . . . . . . . . . . . .   46
Van Kampen GVIT Multi Sector Bond Fund . . . . . . . . . . . . .   52
GVIT Small Cap Value Fund. . . . . . . . . . . . . . . . . . . .   61
GVIT Small Cap Growth Fund . . . . . . . . . . . . . . . . . . .   70
Gartmore GVIT Worldwide Leaders Fund . . . . . . . . . . . . . .   73
Dreyfus GVIT Mid Cap Index Fund. . . . . . . . . . . . . . . . .   75
Turner GVIT Growth Focus Fund. . . . . . . . . . . . . . . . . .   80
Gartmore GVIT Global Technology and Communications Fund. . . . .   81
Gartmore GVIT Global Health Sciences Fund. . . . . . . . . . . .   83
Gartmore GVIT Nationwide Leaders Fund .. . . . . . . . . . . . .   84
Gartmore GVIT Emerging Markets Fund. . . . . . . . . . . . . . .   85
Gartmore GVIT International Growth Fund. . . . . . . . . . . . .   89
Dreyfus GVIT International Value Fund. . . . . . . . . . . . . .   91
Gartmore GVIT Investor Destinations Aggressive Fund. . . . . . .   95
Gartmore GVIT Investor Destinations Moderately Aggressive Fund .   96
Gartmore GVIT Investor Destinations Moderate Fund. . . . . . . .   97
Gartmore GVIT Investor Destinations Moderately Conservative Fund   98
Gartmore GVIT Investor Destinations Conservative Fund. . . . . .   99
Gartmore GVIT U.S. Growth Leaders Fund . . . . . . . . . . . . .  100
Gartmore GVIT Global Utilities Fund. . . . . . . . . . . . . . .  101
Gartmore GVIT Global Financial Services Fund . . . . . . . . . .  103
Gartmore GVIT Developing Markets Fund. . . . . . . . . . . . . .  105
Statements of Assets and Liabilities . . . . . . . . . . . . . .  109
Statements of Operations . . . . . . . . . . . . . . . . . . . .  118
Statements of Changes in Net Assets. . . . . . . . . . . . . . .  124
Financial Highlights . . . . . . . . . . . . . . . . . . . . . .  138
Notes to Financial Statements. . . . . . . . . . . . . . . . . .  171

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                          GARTMORE GVIT NATIONWIDE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                  SHARES       VALUE
------------------------------------------------------------
COMMON STOCKS (99.6%)

ADVERTISING SERVICES (1.1%)
Interpublic Group of Cos., Inc. (b)  1,126,600  $ 17,574,960
                                                ------------

AEROSPACE/DEFENSE (1.5%)
Lockheed Martin Corp. . . . . . . .    277,600    14,268,640
United Technologies Corp. . . . . .    103,180     9,778,369
                                                ------------
                                                  24,047,009
                                                ------------

AIRLINES (1.5%)
AMR Corp. (b) . . . . . . . . . . .  1,235,952    16,005,578
Southwest Airlines Co.. . . . . . .    522,800     8,437,992
                                                ------------
                                                  24,443,570
                                                ------------

APPLIANCES (0.5%)
Whirlpool Corp. . . . . . . . . . .    117,168     8,512,255
                                                ------------

BANKS (4.0%)
J.P. Morgan Chase & Co. . . . . . .    431,225    15,838,894
U.S. Bancorp. . . . . . . . . . . .    863,354    25,710,682
Wachovia Corp.. . . . . . . . . . .    520,856    24,266,681
                                                ------------
                                                  65,816,257
                                                ------------

BROADCAST MEDIA/CABLE TELEVISION (2.5%)
Comcast Corp., Class A (b). . . . .    470,971    15,480,817
Hughes Electronics Corp. (b). . . .    742,243    12,284,125
Viacom, Inc., Class B . . . . . . .    285,075    12,651,629
                                                ------------
                                                  40,416,571
                                                ------------

CAPITAL GOODS (4.7%)
General Electric Co.. . . . . . . .  2,186,375    67,733,898
PACCAR, Inc.. . . . . . . . . . . .    103,434     8,804,302
                                                ------------
                                                  76,538,200
                                                ------------

CASINO HOTELS (2.0%)
Mandalay Resort Group . . . . . . .    713,731    31,918,050
                                                ------------

CHEMICALS (1.7%)
Dow Chemical Co.. . . . . . . . . .    231,325     9,616,181
Ecolab, Inc.. . . . . . . . . . . .    306,290     8,383,157
Praxair, Inc. . . . . . . . . . . .    246,156     9,403,159
                                                ------------
                                                  27,402,497
                                                ------------

COMPUTER EQUIPMENT (1.0%)
Hewlett-Packard Co. . . . . . . . .    707,073    16,241,467
                                                ------------

COMPUTER NETWORKS (1.7%)
Cisco Systems, Inc. (b) . . . . . .  1,151,446    27,968,623
                                                ------------

COMPUTER SOFTWARE & SERVICES (9.8%)
Citrix Systems, Inc. (b). . . . . .    623,024    13,214,339
Microsoft Corp. . . . . . . . . . .  2,443,441    67,292,365
Oracle Corp. (b). . . . . . . . . .  1,256,523    16,586,104
Red Hat, Inc. (b) . . . . . . . . .    290,700     5,456,439
SanDisk Corp. (b) . . . . . . . . .    246,637    15,079,386
SAP AG ADR - DE . . . . . . . . . .    261,300    10,859,628
Sun Microsystems, Inc. (b). . . . .    710,743     3,191,236
Symantec Corp. (b). . . . . . . . .     86,000     2,979,900
Unisys Corp. (b). . . . . . . . . .  1,042,385    15,479,417
Veritas Software Corp. (b). . . . .    312,391    11,608,450
                                                ------------
                                                 161,747,264
                                                ------------

CONGLOMERATES (0.7%)
Ingersoll-Rand Co.. . . . . . . . .    156,728    10,638,697
                                                ------------

CONSTRUCTION & BUILDING MATERIALS (1.0%)
Centex Corp.. . . . . . . . . . . .    146,812  $ 15,804,312
                                                ------------

CONSUMER PRODUCTS (0.9%)
Colgate-Palmolive Co. . . . . . . .    139,059     6,959,903
Procter & Gamble Co. (The). . . . .     82,940     8,284,047
                                                ------------
                                                  15,243,950
                                                ------------

DRUGS (1.8%)
Merck & Co., Inc. . . . . . . . . .    368,971    17,046,460
Teva Pharmaceutical Industries Ltd.
ADR - IL. . . . . . . . . . . . . .    129,100     7,321,261
Wyeth . . . . . . . . . . . . . . .    123,188     5,229,331
                                                ------------
                                                  29,597,052
                                                ------------

FINANCIAL SERVICES (10.9%)
Capital One Financial Corp. . . . .    136,123     8,342,979
CIT Group, Inc. . . . . . . . . . .    479,874    17,251,470
Citigroup, Inc. . . . . . . . . . .  1,009,548    49,003,460
Countrywide Financial Corp. . . . .    190,262    14,431,373
Goldman Sachs Group, Inc. (The) . .    216,730    21,397,753
MBNA Corp.. . . . . . . . . . . . .    651,641    16,193,279
Merrill Lynch & Co., Inc. . . . . .    410,839    24,095,707
Wells Fargo & Co. . . . . . . . . .    485,704    28,603,109
                                                ------------
                                                 179,319,130
                                                ------------

FOOD & BEVERAGE (2.7%)
Adolph Coors Co., Class B . . . . .    141,739     7,951,558
Archer-Daniels-Midland Co.. . . . .    365,135     5,557,355
Dean Foods Co. (b). . . . . . . . .    248,825     8,178,878
PepsiCo, Inc. . . . . . . . . . . .    481,743    22,458,858
                                                ------------
                                                  44,146,649
                                                ------------

HEALTHCARE (3.8%)
Guidant Corp. . . . . . . . . . . .    170,888    10,287,458
Johnson & Johnson . . . . . . . . .    374,396    19,341,297
St. Jude Medical, Inc. (b). . . . .    117,689     7,220,220
UnitedHealth Group, Inc.. . . . . .    439,300    25,558,474
                                                ------------
                                                  62,407,449
                                                ------------
HOTELS/MOTELS (1.3%)
Starwood Hotels & Resorts
Worldwide, Inc. . . . . . . . . . .    578,885    20,822,493
                                                ------------

INSURANCE (2.9%)
AFLAC, Inc. . . . . . . . . . . . .     73,700     2,666,466
American International Group, Inc..    427,276    28,319,853
RenaissanceRe Holdings Ltd. . . . .    325,300    15,955,965
                                                ------------
                                                  46,942,284
                                                ------------

LEISURE PRODUCTS (1.2%)
Brunswick Corp. . . . . . . . . . .    601,371    19,141,639
                                                ------------

MANUFACTURING (1.2%)
Illinois Tool Works, Inc. . . . . .    113,583     9,530,750
Tyco International Ltd. . . . . . .    396,898    10,517,797
                                                ------------
                                                  20,048,547
                                                ------------

MEDICAL PRODUCTS (1.7%)
Amgen, Inc. (b) . . . . . . . . . .    441,695    27,296,751
                                                ------------
METALS (0.6%)
Alcoa, Inc. . . . . . . . . . . . .    274,842    10,443,996
                                                ------------

2
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                          GARTMORE GVIT NATIONWIDE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION . . . . . . . . .  SHARES     VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)

MULTIMEDIA (0.2%)
News Corp. Ltd. (The) ADR - AU . . . .     83,042  $  2,512,026
                                                   ------------

OIL & GAS (4.3%)
Apache Corp. . . . . . . . . . . . . .    175,300    14,216,830
ChevronTexaco Corp.. . . . . . . . . .    415,253    35,873,706
Nabors Industries Ltd. (b) . . . . . .    231,900     9,623,850
Sunoco, Inc. . . . . . . . . . . . . .    206,530    10,564,010
                                                   ------------
                                                     70,278,396
                                                   ------------

PAPER & FOREST PRODUCTS (1.8%)
International Paper Co.. . . . . . . .    466,791    20,123,360
Smurfit-Stone Container Corp. (b). . .    537,316     9,977,958
                                                   ------------
                                                     30,101,318
                                                   ------------

PHARMACEUTICALS (4.1%)
Pfizer, Inc. . . . . . . . . . . . . .  1,708,616    60,365,403
Watson Pharmaceuticals, Inc. (b) . . .    146,800     6,752,800
                                                   ------------
                                                     67,118,203
                                                   ------------

RESTAURANTS (0.6%)
McDonald's Corp. . . . . . . . . . . .    427,463    10,613,906
                                                   ------------

RETAIL (8.7%)
Best Buy Co., Inc. . . . . . . . . . .    451,718    23,597,748
Costco Wholesale Corp. (b) . . . . . .    464,467    17,268,883
Home Depot, Inc. . . . . . . . . . . .    660,754    23,450,159
Kohl's Corp. (b) . . . . . . . . . . .    157,440     7,075,354
Office Depot, Inc. (b) . . . . . . . .    492,077     8,222,607
Target Corp. . . . . . . . . . . . . .    590,863    22,689,139
Wal-Mart Stores, Inc.. . . . . . . . .    792,297    42,031,356
                                                   ------------
                                                    144,335,246
                                                   ------------

SEMICONDUCTORS (7.3%)
Analog Devices, Inc. . . . . . . . . .    155,600     7,103,140
Applied Materials, Inc. (b). . . . . .  1,430,347    32,111,290
Fairchild Semiconductor Corp.,
Class A (b). . . . . . . . . . . . . .    166,000     4,145,020
Intel Corp.. . . . . . . . . . . . . .  1,328,838    42,788,584
National Semiconductor Corp. (b) . . .    314,113    12,379,193
PMC-Sierra, Inc. (b) . . . . . . . . .  1,126,492    22,698,814
                                                   ------------
                                                    121,226,041
                                                   ------------

TELECOMMUNICATIONS (6.3%)
ADTRAN, Inc. . . . . . . . . . . . . .    485,516    15,050,996
AT&T Wireless Services, Inc. (b) . . .    892,107     7,127,935
BellSouth Corp.. . . . . . . . . . . .    813,254    23,015,088
CenturyTel, Inc. . . . . . . . . . . .    214,600     7,000,252
Corning, Inc. (b). . . . . . . . . . .  1,086,266    11,329,754
Deutsche Telekom ADR - DE (b). . . . .    504,552     9,147,528
Nextel Communications, Inc.,
Class A (b). . . . . . . . . . . . . .    233,400     6,549,204
Verizon Communications, Inc. . . . . .    332,918    11,678,763
Vodafone Group ADR - UK. . . . . . . .    462,193    11,573,313
                                                   ------------
                                                    102,472,833
                                                   ------------

TOBACCO (1.1%)
Altria Group, Inc. . . . . . . . . . .    327,255    17,809,217
                                                   ------------
TRANSPORTATION (0.9%)
J.B. Hunt Transport Services, Inc. (b)    518,095    13,993,746
                                                   ------------

SECURITY DESCRIPTION            SHARES        VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

UTILITIES (0.5%)
Entergy Corp.. . . . . . . .     142,278  $    8,128,342
                                          --------------

WASTE DISPOSAL (1.1%)
Waste Management, Inc. . . .     585,071      17,318,102
                                          --------------
TOTAL COMMON STOCKS                        1,630,387,048
                                          --------------

SECURITY DESCRIPTION . . . .  PRINCIPAL   VALUE
--------------------------------------------------------
COMMERCIAL PAPER (0.2%)

FINANCE - DIVERSIFIED (0.2%)
Countrywide Home Loans,
1.03%, 01/02/04. . . . . . .  $2,970,000       2,969,915
                                          --------------
TOTAL COMMERCIAL PAPER                         2,969,915
                                          --------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (3.4%)

GUARANTEED INSURANCE CONTRACT (0.1%)
General Electric Life and Annuity,
1.24%, 03/31/04 (c). . . . .   2,100,000       2,100,000
                                          --------------

MASTER NOTE (0.3%)
Goldman Sachs Group LP,
1.18%, 12/08/04 (c). . . . .   5,000,000       5,000,000
                                          --------------

MEDIUM-TERM NOTES (0.4%)
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (c). . . . .   2,000,048       2,000,048
SPARC 2003-6,
1.49%, 05/23/04. . . . . . .   5,000,000       5,000,000
                                          --------------
TOTAL MEDIUM-TERM NOTES                        7,000,048
                                          --------------

TIME DEPOSIT (0.3%)
Deutsche Post Luxembourg,
1.13%, 01/20/04. . . . . . .   5,000,000       5,000,000
                                          --------------

YANKEE CERTIFICATES OF DEPOSIT (0.7%)
Banco Bilbao Viz Argentaria, N.Y.,
1.18%, 03/23/05 (c). . . . .   1,892,017       1,892,017
Deutsche Bank, N.Y.,
1.12%, 02/22/05 (c). . . . .   5,003,397       5,003,397
Rabobank, N.Y.,
1.13%, 06/01/05 (c). . . . .   4,993,977       4,993,977
                                          --------------
TOTAL YANKEE CERTIFICATES
OF DEPOSIT                                    11,889,391
                                          --------------

3
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                          GARTMORE GVIT NATIONWIDE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                  PRINCIPAL          VALUE
-------------------------------------------------------------------
REPURCHASE AGREEMENT (1.6%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $25,411,297
(Fully collateralized by
U.S. Agency Securities). . . . . .  $   25,409,815  $   25,409,815
                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                         56,399,254
                                                    ---------------

TOTAL INVESTMENTS
(COST $1,506,419,177) (A) - 103.3%   1,689,756,217

LIABILITIES IN EXCESS
OF OTHER ASSETS - (3.3)%                               (53,708,497)
                                                    ---------------

NET ASSETS - 100.0%                                 $1,636,047,720
                                                    ===============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
ADR  American  Depositary  Receipt
AU   Australia
DE   Germany
IL   Israel
UK   United Kingdom
See  notes  to  financial  statements.

4
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GARTMORE GVIT GROWTH FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                    SHARES      VALUE
------------------------------------------------------------
COMMON STOCKS (99.3%)

AEROSPACE/DEFENSE (2.8%)
General Dynamics Corp. . . . . . . . .   24,780  $ 2,239,864
Northrop Grumman Corp. . . . . . . . .   18,500    1,768,600
United Technologies Corp.. . . . . . .   40,990    3,884,623
                                                 -----------
                                                   7,893,087
                                                 -----------

BANKS (2.9%)
Commerce Bancorp, Inc. . . . . . . . .   36,800    1,938,624
New York Community Bancorp, Inc. . . .   66,510    2,530,705
State Street Corp. . . . . . . . . . .   29,500    1,536,360
U.S. Bancorp . . . . . . . . . . . . .   72,020    2,144,756
                                                 -----------
                                                   8,150,445
                                                 -----------

BROADCAST MEDIA/CABLE TELEVISION (2.9%)
Clear Channel Communications, Inc. . .   35,770    1,675,109
Comcast Corp., Class A (b) . . . . . .   64,360    2,115,513
Hughes Electronics Corp. (b) . . . . .  136,312    2,255,958
Viacom, Inc., Class B. . . . . . . . .   48,660    2,159,531
                                                 -----------
                                                   8,206,111
                                                 -----------

CAPITAL GOODS (5.5%)
3M Co. . . . . . . . . . . . . . . . .   42,000    3,571,260
General Electric Co. . . . . . . . . .  378,840   11,736,463
                                                 -----------
                                                  15,307,723
                                                 -----------

CHEMICALS (0.6%)
Dow Chemical Co. . . . . . . . . . . .   39,460    1,640,352
                                                 -----------

COMPUTER EQUIPMENT (3.0%)
Dell, Inc. (b) . . . . . . . . . . . .  122,330    4,154,326
EMC Corp. (b). . . . . . . . . . . . .  162,280    2,096,658
Lexmark International, Inc.,
Class A (b). . . . . . . . . . . . . .   26,550    2,087,892
                                                 -----------
                                                   8,338,876
                                                 -----------

COMPUTER NETWORKS (3.6%)
Cisco Systems, Inc. (b). . . . . . . .  416,660   10,120,671
                                                 -----------

COMPUTER SOFTWARE & SERVICES (9.6%)
Microsoft Corp.. . . . . . . . . . . .  363,360   10,006,933
Oracle Corp. (b) . . . . . . . . . . .  204,360    2,697,552
SAP AG ADR . . . . . . . . . . . . . .   83,880    3,486,053
Symantec Corp. (b) . . . . . . . . . .  124,890    4,327,439
Tumbleweed Communications
Corp. (b). . . . . . . . . . . . . . .   45,000      377,100
Veritas Software Corp. (b) . . . . . .   94,580    3,514,593
Yahoo!, Inc. (b) . . . . . . . . . . .   49,170    2,221,009
                                                 -----------
                                                  26,630,679
                                                 -----------

CONSUMER PRODUCTS (1.9%)
Gillette Co. (The) . . . . . . . . . .   53,090    1,949,996
Procter & Gamble Co. (The) . . . . . .   33,020    3,298,037
                                                 -----------
                                                   5,248,033
                                                 -----------

DRUGS (11.3%)
Abbott Laboratories. . . . . . . . . .   29,630    1,380,758
Forest Laboratories, Inc., Class A (b)   76,180    4,707,924
Pfizer, Inc. . . . . . . . . . . . . .  464,640   16,415,731
Teva Pharmaceutical Industries
Ltd. ADR . . . . . . . . . . . . . . .   47,300    2,682,383
Watson Pharmaceutical, Inc. (b). . . .   50,890    2,340,940
Wyeth. . . . . . . . . . . . . . . . .   85,000    3,608,250
                                                 -----------
                                                  31,135,986
                                                 -----------

ENTERPRISE SOFTWARE/SERVICES (0.0%)
Microstrategy, Inc. (b). . . . . . . .       50        2,624
                                                 -----------

ENTERTAINMENT (0.3%)
Carnival Corp. . . . . . . . . . . . .   22,500  $   893,925
                                                 -----------

FINANCIAL SERVICES (3.7%)
Ameritrade Holding Corp. (b) . . . . .   78,640    1,106,465
Capital One Financial Corp.. . . . . .   48,670    2,982,983
Countrywide Financial Corp.. . . . . .   24,980    1,894,733
Merrill Lynch & Co., Inc.. . . . . . .   49,030    2,875,610
Wells Fargo & Co.. . . . . . . . . . .   24,750    1,457,528
                                                 -----------
                                                  10,317,319
                                                 -----------

FOOD & BEVERAGE (3.6%)
Anheuser-Busch Cos., Inc.. . . . . . .   66,700    3,513,756
Coca-Cola Co.. . . . . . . . . . . . .   44,800    2,273,600
PepsiCo, Inc.. . . . . . . . . . . . .   92,320    4,303,958
                                                 -----------
                                                  10,091,314
                                                 -----------

HEALTHCARE (10.4%)
Amgen, Inc. (b). . . . . . . . . . . .   84,270    5,207,886
Boston Scientific Corp. (b). . . . . .   79,890    2,936,756
Caremark Rx, Inc. (b). . . . . . . . .   53,960    1,366,807
Gilead Sciences, Inc. (b). . . . . . .   26,000    1,511,640
Guidant Corp.. . . . . . . . . . . . .   36,490    2,196,698
Johnson & Johnson. . . . . . . . . . .   98,040    5,064,746
McKesson Corp. . . . . . . . . . . . .   22,000      707,520
Medtronic, Inc.. . . . . . . . . . . .   42,750    2,078,078
St. Jude Medical, Inc. (b) . . . . . .   44,910    2,755,229
UnitedHealth Group, Inc. . . . . . . .   49,200    2,862,456
Zimmer Holdings, Inc. (b). . . . . . .   33,420    2,352,768
                                                 -----------
                                                  29,040,584
                                                 -----------

HOTELS & CASINOS (2.3%)
Mandalay Resort Group. . . . . . . . .   63,110    2,822,279
Starwood Hotels & Resorts
Worldwide, Inc.. . . . . . . . . . . .   59,740    2,148,848
Station Casinos, Inc.. . . . . . . . .   45,000    1,378,350
                                                 -----------
                                                   6,349,477
                                                 -----------

HUMAN RESOURCES (0.5%)
Manpower, Inc. . . . . . . . . . . . .   32,500    1,530,100
                                                 -----------

INSURANCE (2.1%)
AFLAC, Inc.. . . . . . . . . . . . . .   39,200    1,418,256
American International
Group, Inc.. . . . . . . . . . . . . .   67,150    4,450,702
                                                 -----------
                                                   5,868,958
                                                 -----------

MANUFACTURING (1.9%)
Danaher Corp.. . . . . . . . . . . . .   24,600    2,257,050
Emerson Electric Co. . . . . . . . . .   33,870    2,193,083
Tyco International Ltd.. . . . . . . .   32,800      869,200
                                                   5,319,333
                                                 -----------

METALS & MINING (0.6%)
Alcoa, Inc.. . . . . . . . . . . . . .   44,120    1,676,560
                                                 -----------

MULTIMEDIA (0.0%)
News Corp. Ltd. ADR (The). . . . . . .        2           73
                                                 -----------

OIL & GAS (1.9%)
EOG Resources, Inc.. . . . . . . . . .   31,000    1,431,270
Halliburton Co.. . . . . . . . . . . .   84,680    2,201,680
Smith International, Inc. (b). . . . .   39,140    1,625,093
                                                 -----------
                                                   5,258,043
                                                 -----------

5
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GARTMORE GVIT GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                     SHARES         VALUE
-----------------------------------------------------------------
COMMON STOCKS (CONTINUED)

PIPELINES (0.0%)
Enbridge Energy Management
LLC (b) . . . . . . . . . . . . . . .           60  $      2,900
Kinder Morgan Management
LLC (b) . . . . . . . . . . . . . . .           42         1,804
                                                    -------------
                                                           4,704
                                                    -------------

RESTAURANTS (1.2%)
Applebee's International, Inc.. . . .       43,100     1,692,537
Wendy's International, Inc. . . . . .       43,300     1,699,092
                                                    -------------
                                                       3,391,629
                                                    -------------

RETAIL (10.5%)
Bed, Bath & Beyond, Inc. (b). . . . .       68,150     2,954,303
Best Buy Co., Inc.. . . . . . . . . .       56,960     2,975,590
Costco Wholesale Corp. (b). . . . . .       44,600     1,658,228
Home Depot, Inc.. . . . . . . . . . .      150,540     5,342,664
Lowe's Companies, Inc.. . . . . . . .       86,300     4,780,157
Nike, Inc., Class B . . . . . . . . .       25,100     1,718,346
Staples, Inc. (b) . . . . . . . . . .       56,000     1,528,800
Tiffany & Co. . . . . . . . . . . . .       63,560     2,872,912
Wal-Mart Stores, Inc. . . . . . . . .       72,200     3,830,210
Walgreen Co.. . . . . . . . . . . . .       46,720     1,699,674
                                                    -------------
                                                      29,360,884
                                                    -------------

SEMICONDUCTORS (11.3%)
Analog Devices, Inc.. . . . . . . . .       46,040     2,101,726
Applied Materials, Inc. (b) . . . . .      121,490     2,727,451
Emulex Corp. (b). . . . . . . . . . .      105,750     2,821,410
Intel Corp. . . . . . . . . . . . . .      399,720    12,870,984
Lam Research Corp. (b). . . . . . . .       64,710     2,090,133
National Semiconductor Corp. (b). . .      134,240     5,290,398
Texas Instruments, Inc. . . . . . . .       44,000     1,292,720
Xilinx, Inc. (b). . . . . . . . . . .       51,250     1,985,425
                                                    -------------
                                                      31,180,247
                                                    -------------

TELECOMMUNICATIONS (3.9%)
ADTRAN, Inc.. . . . . . . . . . . . .       89,580     2,776,980
Corning, Inc. (b) . . . . . . . . . .      187,500     1,955,625
Nextel Communications, Inc. (b) . . .       80,450     2,257,427
QUALCOMM, Inc.. . . . . . . . . . . .       43,200     2,329,776
Verizon Communications, Inc.. . . . .       48,200     1,690,856
                                                    -------------
                                                      11,010,664
                                                    -------------

TRANSPORTATION SERVICES (1.0%)
Orbitz, Inc. (b). . . . . . . . . . .       45,000     1,044,000
United Parcel Service, Inc., Class B.       22,350     1,666,193
                                                       2,710,193
                                                    -------------
TOTAL COMMON STOCKS                                  276,678,594
                                                    -------------

SECURITY DESCRIPTION. . . . . . . . .  PRINCIPAL    VALUE
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (3.2%)

GUARANTEED INSURANCE CONTRACTS (0.2%)
General Electric Life and Annuity,
1.24%, 03/31/04 (c) . . . . . . . . .  $   600,000  $    600,000
                                                    -------------

MEDIUM-TERM NOTES (0.2%)
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (c) . . . . . . . . .      500,012       500,012
                                                    -------------

REPURCHASE AGREEMENT (2.8%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $7,880,798
(Fully collateralized by
U.S. Agency Securities) . . . . . . .    7,880,338     7,880,338
                                                    -------------

TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                        8,980,350
                                                    -------------

TOTAL INVESTMENTS
(COST $256,656,767) (A) - 102.5%                     285,658,944

LIABILITIES IN EXCESS
OF OTHER ASSETS - (2.5)%                              (6,897,861)
                                                    -------------

NET ASSETS - 100.0%                                 $278,761,083
                                                    =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

6
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT GOVERNMENT BOND FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                  PRINCIPAL                   VALUE
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (31.2%)

U.S. TREASURY BONDS (25.8%)
12.75%, 11/15/10. . . . . . . . . .  $45,000,000               $ 53,931,465
11.25%, 02/15/15. . . . . . . . . .   20,000,000                 32,010,940
7.50%, 11/15/16 . . . . . . . . . .   27,000,000                 34,374,375
8.75%, 05/15/17 . . . . . . . . . .   35,000,000                 49,049,210
8.88%, 08/15/17 . . . . . . . . . .   45,000,000                 63,731,250
9.00%, 11/15/18 . . . . . . . . . .   40,000,000                 57,682,800
8.75%, 05/15/20 . . . . . . . . . .   50,000,000                 71,398,450
6.25%, 08/15/23 . . . . . . . . . .   35,000,000                 39,893,175
                                                               ------------
                                                                402,071,665
                                                               ------------

U.S. TREASURY INFLATION PROTECTED BONDS (0.3%)
3.88%, 04/15/29 . . . . . . . . . .    2,830,000                  4,126,229
                                                               ------------

U.S. TREASURY NOTES (1.8%)
1.63%, 03/31/05 . . . . . . . . . .   28,250,000                 28,347,124
                                                               ------------

U.S. TREASURY STRIPS (3.3%)
3.20%, 11/15/11 . . . . . . . . . .   45,000,000                 41,746,500
4.35% - 5.24%, 05/15/11 . . . . . .   10,000,000                  9,454,200
                                                                 51,200,700
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS                                 485,745,718
                                                               ------------

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (36.0%)

AGENCY FOR INTERNATIONAL DEVELOPMENT (1.2%)
Fond's D'Equipment Communication,
7.29%, 05/01/23 . . . . . . . . . .    8,775,000                 10,126,613
Government Backed Trust T-1,
3.17%, 05/15/07 . . . . . . . . . .   10,000,000                  9,014,620
                                                               ------------
                                                                 19,141,233
                                                               ------------

FEDERAL HOME LOAN BANK (2.9%)
5.74%, 02/25/05 . . . . . . . . . .    4,135,000                  4,336,226
7.32%, 04/21/05 . . . . . . . . . .    8,500,000                  9,138,724
5.80%, 08/12/05 . . . . . . . . . .    6,395,000                  6,813,399
5.24%, 12/18/08 . . . . . . . . . .   16,375,000                 17,632,764
5.91%, 04/07/09 . . . . . . . . . .    6,860,000                  7,606,224
                                                               ------------
                                                                 45,527,337
                                                               ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (12.3%)
5.00%, 01/15/04 . . . . . . . . . .    1,500,000                  1,502,093
6.80%, 08/22/05 . . . . . . . . . .    5,000,000                  5,414,660
6.79%, 08/26/05 . . . . . . . . . .    5,000,000                  5,416,040
2.25%, 12/15/05 . . . . . . . . . .   16,120,000                 16,123,353
2.63%, 02/06/06 . . . . . . . . . .   17,000,000                 17,023,324
6.75%, 05/30/06 . . . . . . . . . .    4,400,000                  4,869,678
2.15%, 06/02/06 . . . . . . . . . .   20,000,000                 19,951,480
5.38%, 08/16/06 . . . . . . . . . .   10,000,000                 10,250,830
6.70%, 01/09/07 . . . . . . . . . .    5,000,000                  5,582,805
5.50%, 04/01/07 . . . . . . . . . .    2,655,595                  2,733,856
4.26%, 07/19/07 . . . . . . . . . .   20,000,000                 20,894,660
3.35%, 04/01/08 . . . . . . . . . .   20,000,000                 20,103,680
6.00%, 05/25/12 . . . . . . . . . .   30,000,000                 30,503,759
5.50%, 08/15/13 . . . . . . . . . .    8,219,487                  8,496,168
6.00%, 06/27/17 . . . . . . . . . .   20,000,000                 21,106,140
                                                               ------------
                                                                189,972,526
                                                               ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (10.7%)
2.10%, 09/30/05 . . . . . . . . . .   30,000,000                 30,071,909
2.32%, 10/21/05 . . . . . . . . . .   21,400,000                 21,478,153
6.63%, 03/21/06 . . . . . . . . . .  $ 5,000,000                  5,494,300
5.50%, 05/03/06 . . . . . . . . . .   10,000,000                 10,147,680
5.15%, 05/03/07 . . . . . . . . . .   10,000,000                 10,484,680
6.50%, 07/25/08 . . . . . . . . . .    5,000,000                  5,245,497
5.00%, 09/01/09 . . . . . . . . . .    5,006,114                  5,134,800
4.50%, 04/01/10 . . . . . . . . . .   26,121,430                 26,552,626
7.41%, 04/01/10 . . . . . . . . . .   14,557,725                 16,823,664
4.00%, 05/01/10 . . . . . . . . . .   23,348,822                 23,488,099
6.25%, 07/19/11 . . . . . . . . . .   12,000,000                 12,305,328
5.38%, 11/15/11 . . . . . . . . . .       40,000                     42,607
                                                               ------------
                                                                167,269,343
                                                               ------------

FINANCIAL ASSISTANCE CORPORATION (1.3%)
8.80%, 06/10/05 . . . . . . . . . .   18,825,000                 20,733,309
                                                               ------------

GUARANTEED EXPORT TRUST (0.9%)
7.12%, 04/15/06 . . . . . . . . . .   13,307,747                 14,110,470
                                                               ------------

HOUSING AND URBAN DEVELOPMENT (2.1%)
7.08%, 08/01/16 . . . . . . . . . .    9,000,000                 10,169,739
6.51%, 08/01/18 . . . . . . . . . .   10,000,000                 11,095,670
6.62%, 08/01/20 . . . . . . . . . .   10,000,000                 11,017,620
                                                               ------------
                                                                 32,283,029
                                                               ------------

PRIVATE EXPORT FUNDING (0.2%)
5.80%, 02/01/04 . . . . . . . . . .      800,000                    802,704
6.86%, 04/30/04 . . . . . . . . . .    2,382,000                  2,423,352
                                                               ------------
                                                                  3,226,056
                                                               ------------

RESOLUTION FUNDING STRIPS (1.0%)
6.76% - 7.16%, 07/15/13 . . . . . .   25,000,000                 15,989,750
                                                               ------------

SOVEREIGN AGENCY (3.4%)
Overseas Private Investment Corp.,
4.05%, 11/15/14 . . . . . . . . . .   25,435,200                 25,528,293
Overseas Private Investment Corp.,
4.10%, 11/15/14 . . . . . . . . . .   27,504,000                 27,498,774
                                                               ------------
                                                                 53,027,067
                                                               ------------

TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS                                              561,280,120
                                                               ------------

MORTGAGE-BACKED SECURITIES (29.5%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (13.0%)
Gold Pool #C01184,
6.50%, 06/01/31 . . . . . . . . . .       35,797                     37,495
Gold Pool #C60657,
6.50%, 11/01/31 . . . . . . . . . .      199,686                    209,158
Gold Pool #D94600,
7.50%, 03/01/21 . . . . . . . . . .      256,427                    275,534
Pool #170217, 8.00%, 03/01/17 . . .        3,709                      4,042
Pool #309774, 8.00%, 11/01/08 . . .       45,489                     48,325
Pool #C01172, 6.50%, 05/01/31 . . .      167,051                    174,975
Series 107-F, 8.65%, 12/15/04 . . .       73,397                     73,519
Series 1136-H, 6.00%, 09/15/21. . .    1,193,232                  1,196,408
Series 13-PL, 7.00%, 08/25/22 . . .    7,190,863                  7,281,437
Series 1541-H, 7.00%, 10/15/22. . .    1,743,303                  1,762,459
Series 1584, 6.50%, 09/15/23. . . .   18,000,000                 19,328,143
Series 1711-PD, 6.75%, 06/15/23 . .    2,509,220                  2,566,209
Series 2043-VH, 6.50%, 05/15/14 . .    3,271,000                  3,415,817
Series 2050-PG, 6.00%, 12/15/11 . .    3,650,230                  3,664,615
Series 2063-PL, 6.25%, 04/15/12 . .    2,314,243                  2,334,064
Series 2102-TR, 6.00%, 10/15/11 . .    1,534,114                  1,538,483

7
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT GOVERNMENT BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                  PRINCIPAL      VALUE
--------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
Series 2114, 6.00%, 01/15/28. . . .  $ 3,500,000  $  3,670,373
Series 2149-TG, 6.50%, 09/15/27 . .    4,675,517     4,749,341
Series 2296, 6.50%, 03/15/31. . . .    6,582,633     6,880,766
Series 2348-JE, 6.50%, 11/15/14 . .    9,805,652    10,014,298
Series 2353-PC, 6.50%, 09/15/15 . .    7,439,159     7,620,048
Series 2362-VD, 7.00%, 07/15/21 . .   10,000,000    10,494,996
Series 2369, 6.50%, 04/15/30. . . .    5,352,881     5,363,133
Series 2458-TE, 6.00%, 08/15/31 . .   15,000,000    15,589,457
Series 2485-PQ, 6.00%, 12/15/26 . .    8,365,666     8,642,628
Series 2496-VK, 6.00%, 02/15/19 . .   15,000,000    15,568,214
Series 2498, 5.50%, 01/15/20. . . .    8,000,000     8,042,818
Series 2503, 6.00%, 02/15/21. . . .    8,613,200     8,971,795
Series 2509, 5.50%, 10/15/17. . . .   18,750,000    19,494,121
Series 2517, 5.50%, 10/15/17. . . .   15,000,000    15,588,360
Series 2517, 6.00%, 03/15/19. . . .   10,000,000    10,372,572
Series 2580-VA, 5.50%, 09/15/10 . .    6,560,024     6,893,745
                                                  ------------
                                                   201,867,348
                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (12.7%)
Pool #250559, 7.50%, 03/01/26 . . .      118,761       128,714
Pool #251532, 10.50%, 11/01/17. . .       41,197        46,490
Pool #252228, 7.00%, 12/01/28 . . .       73,109        77,824
Pool #252396, 7.00%, 09/01/28 . . .      264,204       280,393
Pool #252471, 8.50%, 04/01/28 . . .      301,392       329,660
Pool #323286, 7.13%, 09/01/07 . . .    8,919,294     9,592,491
Pool #375411, 6.97%, 10/01/07 . . .    3,813,390     4,235,191
Pool #375593, 6.68%, 12/01/07 . . .    8,615,277     8,977,539
Pool #380276, 6.36%, 04/01/08 . . .    4,827,617     5,290,611
Pool #380348, 6.28%, 05/01/08 . . .   13,930,613    15,235,482
Pool #380538, 6.24%, 08/01/08 . . .    6,310,291     6,897,436
Pool #381089, 5.70%, 01/01/09 . . .    4,709,609     5,075,268
Pool #383452, 6.68%, 05/01/16 . . .    4,471,802     4,940,283
Pool #383661, 6.62%, 06/01/16 . . .   11,191,362    12,597,102
Pool #4486, 6.00%, 09/01/17 . . . .      566,053       594,426
Pool #50544, 8.00%, 03/01/22. . . .       70,922        77,491
Pool #535159, 7.00%, 02/01/30 . . .      170,894       181,091
Pool #535723, 7.00%, 02/01/31 . . .      154,455       163,540
Pool #538673, 8.00%, 06/01/23 . . .       59,616        65,050
Pool #555456, 5.50%, 04/01/18 . . .      207,888       215,657
Pool #591224, 7.00%, 08/01/31 . . .      329,076       348,426
Pool #633937, 6.50%, 03/01/32 . . .      327,097       342,140
Pool #649431, 6.50%, 07/01/32 . . .      352,457       368,667
Pool #650872, 7.00%, 07/01/32 . . .      516,927       547,376
Pool #672366, 5.50%, 12/01/17 . . .    3,295,772     3,418,940
Pool #688602, 6.50%, 03/01/33 . . .      843,264       882,040
Pool #703444, 5.00%, 05/01/18 . . .      177,881       181,655
Pool #73442, 7.08%, 05/01/06. . . .    7,377,713     7,943,232
Pool #M80696, 6.00%, 08/01/08 . . .    1,683,022     1,729,101
Series 1988-25, 9.25%, 10/25/18 . .      192,756       214,474
Series 1991-73A, 8.00%, 07/25/21. .      205,417       224,491
Series 1992-192J, 6.50%, 08/25/07 .      963,236       982,976
Series 1993-149M, 7.00%, 08/25/23 .   10,000,000    10,643,891
Series 1993-188PH, 6.25%, 03/25/13.    2,017,759     2,083,316
Series 1993-223C, 6.50%, 05/25/23 .    3,773,624     3,783,233
Series 1994-33H, 6.00%, 03/25/09. .    3,849,526     4,055,283
Series 1994-76H, 5.00%, 02/25/24. .    8,650,420     8,915,920
Series 1997-26B, 7.00%, 05/18/27. .    5,000,000     5,370,492
Series 1998-73, 6.30%, 10/17/38 . .   13,691,307    14,283,245
Series 1998-M2C, 6.43%, 02/17/30. .    3,514,516     3,794,062
Series 2001-25N, 6.50%, 02/25/15. .    6,924,000     7,089,786
Series 2001-41QN, 6.50%, 01/25/15 .   14,944,800    15,231,582

SECURITY DESCRIPTION              PRINCIPAL      VALUE
----------------------------------------------------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
Series 2001-60VD,
6.00%, 04/25/19 . . . . . . . .  $15,160,363  $ 15,926,207
Series 2001-T11B,
5.50%, 09/25/11 . . . . . . . .    6,215,000     6,706,989
Series 2002-49KC,
5.50%, 09/25/11 . . . . . . . .    7,019,192     7,045,708
                                              ------------
                                               197,114,971
                                              ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.0%)
Pool #348813, 7.50%, 06/15/23 .      212,934       229,742
Pool #366564, 7.50%, 09/15/23 .      158,249       170,740
Pool #387078, 7.00%, 04/15/09 .      116,319       124,804
Pool #536369, 7.50%, 11/15/30 .       26,812        28,777
Pool #541200, 7.00%, 07/15/31 .      172,012       183,379
Pool #551733, 7.00%, 03/15/32 .      269,445       287,146
Pool #552525, 7.00%, 04/15/32 .      515,020       548,854
Pool #781525, 6.50%, 11/15/32 .    2,895,133     3,054,127
Pool #781572, 6.00%, 01/15/33 .      237,502       246,977
Pool #781613, 7.00%, 02/15/33 .      552,433       588,970
Series 2002-29VC,
6.50%, 02/16/13 . . . . . . . .   26,777,030    27,897,781
Series 2002-49VB,
6.50%, 08/20/17 . . . . . . . .   10,000,000    10,531,460
Series 96-22VB,
7.00%, 08/16/13 . . . . . . . .    3,182,538     3,227,795
                                              ------------
                                                47,120,552
                                              ------------

VETERANS ADMINISTRATION (0.8%)
Vendee Mortgage Trust,
Series 1996-2, 6.75%, 06/15/26.   12,093,956    12,862,043
                                              ------------
TOTAL MORTGAGE-BACKED SECURITIES               458,964,914
                                              ------------

REPURCHASE AGREEMENTS (2.5%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04
repurchase price $16,876,661
(Fully collateralized by
AA Rated Corporate Bonds) . . .   16,875,827    16,875,827
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $21,770,064
(Fully collateralized by
U.S. Agency Securities) . . . .   21,768,988    21,768,988
                                              ------------
TOTAL REPURCHASE AGREEMENTS                     38,644,815
                                              ------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (9.1%)

EURODOLLAR CERTIFICATE OF DEPOSIT (1.1%)
Den Norske London,
1.12%, 01/22/04 . . . . . . . .   18,000,000    18,000,000
                                              ------------

GUARANTEED INSURANCE CONTRACT (0.3%)
General Electric Life and Annuity,
1.24%, 03/31/04 (b) . . . . . .    5,000,000     5,000,000
                                              ------------

8
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT GOVERNMENT BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION              PRINCIPAL        VALUE
-------------------------------------------------------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(CONTINUED)

MEDIUM-TERM NOTES (1.6%)
Halogen Funding,
1.18%, 01/07/04 . . . . . . . .  $ 7,000,000  $    7,000,000
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (b) . . . . . .    2,500,060       2,500,060
SPARC 2003-6, 1.49%, 05/23/05 .    5,000,000       5,000,000
Tulip Funding, 1.15%, 01/02/04.    9,990,736       9,990,736
                                              ---------------
TOTAL MEDIUM-TERM NOTES                           24,490,796
                                              ---------------

TIME DEPOSIT (1.6%)
Unicredito Italiano Milan,
1.13%, 01/30/04 . . . . . . . .   25,000,000      25,000,000
                                              ---------------

YANKEE CERTIFICATE OF DEPOSIT (1.8%)
Banco Bilbao Viz Argentaria, N.Y.,
1.18%, 03/23/05 (b) . . . . . .    2,779,912       2,779,912
Canadian Imperial Bank NY,
1.09%, 11/07/05 . . . . . . . .   14,989,466      14,989,466
Rabobank, N.Y.,
1.13%, 06/01/05 (b) . . . . . .    9,987,953       9,987,953
                                              ---------------
TOTAL YANKEE CERTIFICATE
OF DEPOSIT                                        27,757,331
                                              ---------------

REPURCHASE AGREEMENT (2.7%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $41,918,018
(Fully collateralized by
U.S. Agency Securities) . . . .   41,915,573      41,915,573
                                              ---------------
TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES
ON LOAN                                          142,163,700
                                              ---------------

TOTAL INVESTMENTS
(COST $1,658,067,929) (A) - 108.4%             1,686,799,267

LIABILITIES IN EXCESS
OF OTHER ASSETS - (8.4)%                        (130,099,698)
                                              ---------------

NET ASSETS - 100.0%                           $1,556,699,569
                                              ===============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
STRIPS Separate Trading of Registered Interest and Principal Securities See notes to financial statements.

9
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                SHARES      VALUE
--------------------------------------------------------
COMMON STOCKS (95.4%)

AUSTRALIA (0.7%)

BUILDING & CONSTRUCTION (0.1%)
James Hardie Industries NV. . . .    152,691  $  791,510
                                              ----------

COMMERCIAL SERVICES (0.1%)
Mayne Group Ltd.. . . . . . . . .    296,681     728,722
                                              ----------

FOOD/BEVERAGE (0.1%)
Coca-Cola Amatil Ltd. . . . . . .    178,105     836,024
                                              ----------

IDENTIFICATION SYSTEMS (0.1%)
ERG, Ltd. (b) . . . . . . . . . .    583,123     553,586
                                              ----------

METALS (0.1%)
BHP Steel Ltd.. . . . . . . . . .    306,404   1,292,816
                                              ----------

MULTI-MEDIA (0.1%)
Publishing and Broadcasting Ltd..     85,259     804,265
                                              ----------

PUBLISHING (0.1%)
John Fairfax Holdings Ltd.. . . .    306,199     812,084
                                              ----------
                                               5,819,007
                                              ----------

BELGIUM (0.2%)

CONSUMER CYCLICALS (0.1%)
D'Ieteren Trading . . . . . . . .      4,468     916,367
                                              ----------

MEDICAL-DRUGS (0.1%)
Omega Pharma SA . . . . . . . . .     27,093     861,179
                                              ----------
                                               1,777,546
                                              ----------

BRAZIL (0.1%)

AEROSPACE/DEFENSE (0.1%)
Empresa Brasileira
de Aeronautica SA . . . . . . . .     11,989     419,975
                                              ----------

CHINA (0.2%)

APPLICATIONS SOFTWARE (0.1%)
Travelsky Technology Ltd. . . . .    619,000     665,754
                                              ----------

INTERNET CONTENT (0.1%)
Netease.com, Inc. ADR (b) . . . .     37,300   1,376,370
                                              ----------
                                               2,042,124
                                              ----------

DENMARK (0.1%)

SECURITY SERVICES (0.1%)
Group 4 Falck A/S . . . . . . . .     26,809     549,518
                                              ----------

FINLAND (0.3%)

MANUFACTURING - CAPITAL GOODS (0.1%)
Uponor Oyj. . . . . . . . . . . .     32,291   1,018,256
                                              ----------

TELECOMMUNICATIONS (0.1%)
Elisa Communications Oyj (b). . .     53,321     712,919
                                              ----------

TRANSPORTATION (0.1%)
Finnlines Oyj . . . . . . . . . .     22,949     832,219
                                              ----------
                                               2,563,394
                                              ----------

FRANCE (0.9%)

BUILDING & CONSTRUCTION (0.1%)
Eiffage SA. . . . . . . . . . . .      9,874   1,171,976
                                              ----------

ELECTRONIC COMPONENTS/INSTRUMENTS (0.0%)
Confidur (b). . . . . . . . . . .    105,000      51,652
                                              ----------

MEDIA (0.2%)
Trader NV (b) . . . . . . . . . .    143,237  $1,617,015
                                              ----------

MEDICAL - HOSPITAL MANAGEMENT & SERVICES (0.2%)
Generale de Sante . . . . . . . .    104,865   1,384,883
                                              ----------

MEDICAL - NURSING HOMES (0.1%)
Medidep SA (b). . . . . . . . . .     54,682   1,172,544
                                              ----------

REAL ESTATE (0.2%)
Pierre & Vacances (b) . . . . . .     14,229   1,435,821
                                              ----------

TRANSPORTATION (0.1%)
Norbert Dentressangle . . . . . .     13,998     576,304
                                              ----------
                                               7,410,195
                                              ----------

GERMANY (0.3%)

ELECTRONIC COMPONENTS/INSTRUMENTS (0.1%)
Epcos AG (b). . . . . . . . . . .     50,386   1,143,344
                                              ----------

RETAIL (0.1%)
Takkt AG. . . . . . . . . . . . .    177,530   1,258,473
                                              ----------

TOYS (0.1%)
Zapf Creation AG. . . . . . . . .     17,261     414,760
                                              ----------
                                               2,816,577
                                              ----------

GREECE (0.1%)

BUILDING - HEAVY CONSTRUCTION (0.0%)
Aktor SA Technical Co.. . . . . .     21,063     138,684
                                              ----------

TELECOMMUNICATIONS (0.1%)
Germanos SA . . . . . . . . . . .     39,558     989,947
                                              ----------
                                               1,128,631
                                              ----------

HONG KONG (0.1%)

AUTO/TRUCK PARTS & EQUIPMENT (0.1%)
Norstar Founders Group Ltd. (b) .  2,752,000     886,187
                                              ----------

PETROCHEMICALS (0.0%)
Panva Gas Holdings Ltd. (b) . . .    472,000     244,706
                                              ----------
                                               1,130,893
                                              ----------

IRELAND (0.2%)

FINANCIAL SERVICES (0.1%)
Depfa Bank PLC. . . . . . . . . .      5,816     731,401
                                              ----------

FOOD PRODUCTS (0.1%)
Greencore Group . . . . . . . . .    238,102   1,066,172
                                              ----------
                                               1,797,573
                                              ----------

ITALY (0.6%)

BUILDING & CONSTRUCTION (0.2%)
Buzzi Unicem SPA. . . . . . . . .     98,303   1,159,349
                                              ----------

BUILDING - HEAVY CONSTRUCTION (0.1%)
Astaldi SPA . . . . . . . . . . .    328,386   1,070,733
                                              ----------

CERAMIC PRODUCTS (0.0%)
Granitifiandre SPA. . . . . . . .     34,387     298,847
                                              ----------

MACHINERY & EQUIPMENT (0.2%)
Interpump Group SPA . . . . . . .    274,460   1,228,975
                                              ----------

10
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                  SHARES      VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)

ITALY (CONTINUED)

PUBLISHING (0.1%)
Mondadori (Arnoldo)
Editore SPA. . . . . . . . . . . . .  103,400  $   927,312
                                               -----------
                                                 4,685,216
                                               -----------

JAPAN (4.7%)

AUDIO/VIDEO PRODUCTS (0.1%)
D & M Holdings, Inc. (b) . . . . . .   95,000      341,280
Hitachi Maxell, Ltd. . . . . . . . .   36,800      517,817
                                               -----------
                                                   859,097
                                               -----------

AUTO/TRUCK PARTS & EQUIPMENT (0.1%)
Kayaba Industry Co., Ltd.. . . . . .  137,000      572,698
                                               -----------

BUILDING & CONSTRUCTION (0.1%)
PanaHome Corp. . . . . . . . . . . .  145,000      765,793
                                               -----------

CAPACITORS (0.1%)
NICHICON Corp. . . . . . . . . . . .   91,600      932,496
                                               -----------

CHEMICALS - DIVERSIFIED (0.3%)
Dainippon Ink & Chemical, Inc. . . .  262,000      498,722
Kaneka Corp. . . . . . . . . . . . .  130,000      970,420
Sumitomo Bakelite Co. Ltd. . . . . .  115,000      750,070
                                               -----------
                                                 2,219,212
                                               -----------

COMMERCIAL SERVICES (0.1%)
Nichii Gakkan Co.. . . . . . . . . .   17,000      964,449
                                               -----------

COMPUTERS - INTEGRATED SYSTEMS (0.3%)
Argo Graphics, Inc.. . . . . . . . .   32,100      730,839
NEC Soft Ltd.. . . . . . . . . . . .   30,700      812,116
Net One Systems Co. Ltd. . . . . . .      102      785,201
                                               -----------
                                                 2,328,156
                                               -----------

ELECTRONIC COMPONENTS/INSTRUMENTS (0.5%)
Dainippon Screen Mfg. Co. Ltd. (b) .  132,000      902,827
Hosiden Corp.. . . . . . . . . . . .   84,800      966,928
Shinko Electric Industries Co. Ltd..   35,000      826,257
UMC Japan (b). . . . . . . . . . . .      612      622,450
Yamaichi Electronics Co. Ltd.. . . .   45,600      495,698
                                               -----------
                                                 3,814,160
                                               -----------

ELECTRONICS (0.3%)
Anritsu Corp. (b). . . . . . . . . .  151,000    1,007,418
Denki Kogyo. . . . . . . . . . . . .  112,000      423,253
UNIDEN Corp. . . . . . . . . . . . .   39,000      715,807
                                               -----------
                                                 2,146,478
                                               -----------

ENGINEERING SERVICES (0.1%)
Meitec Corp. . . . . . . . . . . . .   25,900      995,689
                                               -----------

ENTERTAINMENT SOFTWARE (0.1%)
Capcom Co. Ltd.. . . . . . . . . . .   40,200      495,139
                                               -----------

FINANCIAL SERVICES (0.5%)
OMC Card, Inc. (b) . . . . . . . . .  211,000      856,443
The BANK OF FUKUOKA, Ltd.. . . . . .  144,000      604,647
The Chiba Bank Ltd.. . . . . . . . .  223,000      913,473
The Joyo Bank Ltd. . . . . . . . . .  144,000      470,281
The Suruga Bank Ltd. . . . . . . . .  172,000    1,105,794
                                               -----------
                                                 3,950,638
                                               -----------

INTERNET APPLICATIONS
SOFTWARE (0.1%)
Access Co., Ltd. (b) . . . . . . . .       10  $   604,647
                                               -----------

LEASE/RENTAL (0.1%)
Diamond Lease Co. Ltd. . . . . . . .   43,200    1,207,278
                                               -----------

MACHINERY/MACHINE TOOLS (0.1%)
Tsubaki Nakashima Co. Ltd. . . . . .   79,500    1,060,791
                                               -----------

MANUFACTURING (0.2%)
Kawasaki Heavy Industries Ltd. . . .  315,000      387,982
Mitsui Engineering & Shipbuilding
Co. Ltd. . . . . . . . . . . . . . .  806,000    1,331,174
                                               -----------
                                                 1,719,156
                                               -----------

METALS (0.3%)
Mitsubishi Materials Corp. (b) . . .  702,000    1,080,806
Osaka Steel Co., Ltd.. . . . . . . .  102,600      869,281
Sumitomo Titanium Corp.. . . . . . .   54,800      790,016
                                               -----------
                                                 2,740,103
                                               -----------

REAL ESTATE (0.4%)
Aeon Mall Co. Ltd. (b) . . . . . . .   34,800    1,071,569
Creed Corp.. . . . . . . . . . . . .      170      463,189
Heiwa Real Estate Co. Ltd. . . . . .  278,000      889,745
LEOPALACE21 Corp. (b). . . . . . . .   58,000      546,608
Urban Corp.. . . . . . . . . . . . .   66,000      636,783
                                               -----------
                                                 3,607,894
                                               -----------

RETAIL (0.3%)
Parco Co. Ltd. . . . . . . . . . . .  103,000      535,327
Ryohin Keikaku Co. Ltd.. . . . . . .   25,400      857,964
The Daimura, Inc.. . . . . . . . . .   95,000      527,433
Yamada Denki Co. Ltd.. . . . . . . .   26,500      890,175
                                               -----------
                                                 2,810,899
                                               -----------

RUBBER & RUBBER PRODUCTS (0.1%)
Nitta Corp.. . . . . . . . . . . . .   55,100      764,007
                                               -----------

SEMICONDUCTOR EQUIPMENT (0.0%)
SHINKAWA Ltd.. . . . . . . . . . . .   18,700      393,473
                                               -----------

SOFTWARE (0.3%)
Fuji Soft Abc, Inc.. . . . . . . . .   22,800      674,405
Nippon System Development
Co. Ltd. (b) . . . . . . . . . . . .   66,200    1,186,003
Nomura Research Institute Ltd. . . .    6,200      604,554
                                               -----------
                                                 2,464,962
                                               -----------

TELECOMMUNICATIONS (0.1%)
ITX Corp. (b). . . . . . . . . . . .      658      792,031
                                               -----------

TEXTILE PRODUCTS (0.1%)
Toyobo Co. Ltd.. . . . . . . . . . .  293,000      639,750
                                               -----------
                                                38,848,996
                                               -----------

MEXICO (0.4%)

FINANCIAL SERVICES (0.2%)
Grupo Financiero Banorte . . . . . .  360,277    1,250,378
                                               -----------

RETAIL (0.1%)
Grupo Elektra, S.A. de C.V.. . . . .   57,477    1,213,914
                                               -----------

TELEVISION (0.1%)
TV Azteca SA . . . . . . . . . . . .  123,302    1,122,048
                                               -----------
                                                 3,586,340
                                               -----------

11
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                  SHARES     VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

NETHERLANDS (0.4%)

BROADCASTING & TELEVISION (0.1%)
Fox Kids Europe (b). . . . . . . . .  146,882  $1,120,882
                                               ----------

FOOD DIVERSIFIED (0.1%)
Kononklijke Wessanen NV. . . . . . .   88,361   1,046,555
                                               ----------

SATELLITE TELECOMMUNICATIONS (0.2%)
New Skies Satellites NV (b). . . . .  171,754   1,245,691
                                               ----------
                                                3,413,128
                                               ----------

SOUTH KOREA (0.3%)

ELECTRONICS AND ELECTRICAL EQUIPMENT (0.0%)
KH Vatec Co. Ltd. (b). . . . . . . .    8,304     333,484
Wooyoung Co. Ltd. (b). . . . . . . .  156,009     699,193
                                               ----------
                                                1,032,677
                                               ----------

FINANCIAL SERVICES (0.1%)
Daishin Securities Co. . . . . . . .   53,990     792,971
                                               ----------

INSURANCE (0.1%)
Dongbu Insurance Co. Ltd.. . . . . .  150,110     510,865
                                               ----------

MEDICAL - DRUGS (0.1%)
LG Life Sciences Ltd. (b). . . . . .   20,020     556,158
                                               ----------
                                                2,892,671
                                               ----------

SPAIN (0.1%)

BUSINESS SERVICES (0.1%)
Prosegur, CIA de Seguridad SA. . . .   48,717     792,695
                                               ----------

MULTI-MEDIA (0.0%)
Recoletos Grupo de Communication SA.   24,527     182,220
                                               ----------
                                                  974,915
                                               ----------

SWEDEN (0.1%)

TELECOMMUNICATIONS (0.1%)
Song Networks Holding AB (b) . . . .   54,258     509,001
                                               ----------

SWITZERLAND (0.3%)

BROKERAGE SERVICES (0.1%)
CIE Financiere Tradition . . . . . .   12,276   1,166,307
                                               ----------

MACHINERY (0.2%)
Saurer AG. . . . . . . . . . . . . .   29,453   1,307,434
                                               ----------
                                                2,473,741
                                               ----------

TAIWAN (0.1%)

CIRCUIT BOARDS (0.1%)
Career Technology (MFG.)
Co. Ltd. (b) . . . . . . . . . . . .  366,000     530,404
                                               ----------

UNITED KINGDOM (1.2%)

AUTO/RELATED PRODUCTS (0.1%)
Vardy PLC. . . . . . . . . . . . . .  121,041   1,020,029
                                               ----------

BREWERY (0.1%)
Majestic Wine PLC. . . . . . . . . .   46,572     743,544
                                               ----------

BROADCASTING & PUBLISHING (0.1%)
Hit Entertainment PLC. . . . . . . .  216,650   1,142,178
                                               ----------

BUILDING & CONSTRUCTION (0.1%)
Westbury PLC . . . . . . . . . . . .   89,142     622,353
                                               ----------

SECURITY DESCRIPTION                  SHARES       VALUE
-----------------------------------------------------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)

EQUIPMENT PROVIDERS (0.1%)
Spirent PLC (b) . . . . . . . . . .  1,288,117  $ 1,343,201
                                                -----------

INSURANCE (0.2%)
Chaucer Holdings PLC. . . . . . . .    700,715      611,889
Cox Insurance Holdings PLC (b). . .    599,751      790,526
                                                -----------
                                                  1,402,415
                                                -----------

INTERNET SERVICES (0.1%)
NDS Group PLC ADR (b) . . . . . . .     56,160    1,252,368
                                                -----------

RESTAURANTS (0.1%)
Luminar PLC . . . . . . . . . . . .     73,567      536,003
                                                -----------

RETAIL (0.1%)
HMV Group PLC . . . . . . . . . . .    278,612      832,925
                                                -----------

TECHNOLOGY (0.1%)
Eidos PLC (b) . . . . . . . . . . .    177,551      444,980
                                                -----------

TELEVISION (0.1%)
Chrysalis Group PLC . . . . . . . .    251,792      995,021
                                                -----------
                                                 10,335,017
                                                -----------

UNITED STATES (84.0%)

ADVERTISING/MARKETING (1.0%)
Getty Images, Inc. (b). . . . . . .     62,300    3,123,099
Harte-Hanks, Inc. . . . . . . . . .    148,400    3,227,700
Modem Media, Inc. (b) . . . . . . .    279,500    2,283,515
                                                -----------
                                                  8,634,314
                                                -----------

AEROSPACE/DEFENSE (1.1%)
Alliant Techsystems, Inc. (b) . . .     29,775    1,719,804
Ducommun, Inc. (b). . . . . . . . .     22,200      496,170
MTC Technologies, Inc. (b). . . . .     57,000    1,836,540
United Defense Industries, Inc. (b)    164,100    5,231,508
                                                -----------
                                                  9,284,022
                                                -----------

APPLICATIONS SOFTWARE (0.4%)
Evolving Systems, Inc. (b). . . . .     74,000      984,200
Quest Software, Inc. (b). . . . . .    112,500    1,597,500
SS&C Technologies, Inc. . . . . . .     10,600      296,270
Tradestation Group, Inc. (b). . . .     48,700      431,482
                                                -----------
                                                  3,309,452
                                                -----------

AUCTION HOUSE (0.3%)
Ritchie Brothers
Auctioneers, Inc. . . . . . . . . .     40,500    2,150,550
                                                -----------

AUTO & AUTO PARTS (2.2%)
Clarcor, Inc. . . . . . . . . . . .     41,500    1,830,150
Dana Corp.. . . . . . . . . . . . .     49,200      902,820
Donaldson Co., Inc. . . . . . . . .     40,000    2,366,400
Gentex Corp.. . . . . . . . . . . .     90,600    4,000,896
Lear Corp.. . . . . . . . . . . . .     10,600      650,098
LKQ Corp. (b) . . . . . . . . . . .     55,053      988,201
O'Reilly Automotive, Inc. (b) . . .     89,600    3,437,056
Terex Corp. (b) . . . . . . . . . .     77,500    2,207,200
Wabash National Corp. (b) . . . . .     51,000    1,494,300
                                                -----------
                                                 17,877,121
                                                -----------

AUTO - RETAIL (0.1%)
Aftermarket Technology
Corp. (b) . . . . . . . . . . . . .     46,000      631,120
Copart, Inc. (b). . . . . . . . . .     29,800      491,700
                                                -----------
                                                  1,122,820
                                                -----------

12
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                SHARES      VALUE
--------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

BANKING (2.3%)
Accredited Home Lenders (b). . . .   49,000  $ 1,499,400
Bank Mutual Corp.. . . . . . . . .   71,900      818,941
BankAtlantic Bancorp, Inc.,
Class A. . . . . . . . . . . . . .  108,630    2,063,970
Banner Corp. . . . . . . . . . . .    7,600      191,140
Boston Private Financial
Holdings, Inc. . . . . . . . . . .   69,500    1,726,380
Cathay Bancorp, Inc. . . . . . . .   35,000    1,948,800
Franklin Bank Corp. (b). . . . . .    8,800      167,200
Hudson River Bancorp, Inc. . . . .    6,200      241,986
Independence Community
Bank Corp. . . . . . . . . . . . .   25,500      917,235
Mercantile Bank Corp.. . . . . . .    5,700      208,050
Nara Bankcorp, Inc.. . . . . . . .    9,500      259,350
New Century Financial Corp.. . . .   61,700    2,447,639
Seacoast Financial Services Corp..   77,500    2,124,275
Sky Financial Group, Inc.. . . . .   53,900    1,398,166
Southwest Bancorp, Inc.. . . . . .   19,000      339,720
Texas Capital Bancshares, Inc. (b)  120,000    1,735,440
                                             -----------
                                              18,087,692
                                             -----------

BEVERAGES/ALCOHOLIC (0.2%)
The Robert Mondavi Corp.,
Class A (b). . . . . . . . . . . .   48,200    1,872,088
                                             -----------

BROADCASTING (0.0%)
4Kids Entertainment, Inc. (b). . .    8,600      223,772
                                             -----------

BUILDING & CONSTRUCTION (0.7%)
Beazer Homes USA, Inc. . . . . . .   12,600    1,230,516
Chicago Bridge & Iron Co.. . . . .   68,400    1,976,760
NVR, Inc. (b). . . . . . . . . . .    1,400      652,400
Washington Group
International, Inc. (b). . . . . .   55,000    1,868,350
                                             -----------
                                               5,728,026
                                             -----------

BUSINESS SERVICES (0.1%)
NCO Group, Inc. (b). . . . . . . .   34,000      774,180
                                             -----------

CHEMICALS (0.8%)
Cabot Corp.. . . . . . . . . . . .   29,300      932,912
Cabot Microelectronics Corp. (b) .   33,600    1,646,400
Octel Corp. (b). . . . . . . . . .    8,200      161,458
Olin Corp. . . . . . . . . . . . .   95,000    1,905,700
OM Group, Inc. (b) . . . . . . . .   87,000    2,278,530
                                             -----------
                                               6,925,000
                                             -----------

COAL (0.1%)
Consol Energy, Inc.. . . . . . . .   28,000      725,200
                                             -----------

COMMERCIAL SERVICES (0.2%)
Plexus Corp. (b) . . . . . . . . .  114,500    1,965,965
                                             -----------

COMMUNICATIONS & MEDIA (1.0%)
Adtran, Inc. . . . . . . . . . . .   32,000      992,000
Emmis Communications Corp.,
Class A (b). . . . . . . . . . . .  123,400    3,337,970
Foundry Networks, Inc. (b) . . . .   41,000    1,121,760
R.H. Donnelley Corp. (b) . . . . .   75,800    3,019,872
                                             -----------
                                               8,471,602
                                             -----------

COMPUTER SERVICE (1.1%)
Anteon International Corp. (b) . .   42,300    1,524,915
Cerner Corp. (b) . . . . . . . . .   73,900    2,797,115
Compuware Corp. (b). . . . . . . .  153,200      925,328
MICROS Systems, Inc. (b) . . . . .   31,600    1,370,176
Netscreen Technologies, Inc. (b) .   68,500    1,695,375
Silicon Storage Technology,
Inc. (b) . . . . . . . . . . . . .  107,700    1,184,700
                                             -----------
                                               9,497,609
                                             -----------

COMPUTER SOFTWARE (2.2%)
Altiris, Inc. (b). . . . . . . . .   40,399  $ 1,473,756
Aspen Technologies, Inc. (b) . . .  200,000    2,052,000
Concerto Software, Inc. (b). . . .   48,400      579,832
EPIQ Systems, Inc. (b) . . . . . .   99,100    1,697,583
Imation Corp.. . . . . . . . . . .   27,000      949,050
Inter-Tel, Inc.. . . . . . . . . .   31,000      774,380
Novell, Inc. (b) . . . . . . . . .  156,500    1,646,380
Open Solutions, Inc. (b) . . . . .   26,000      456,820
OPNET Technologies, Inc. (b) . . .   55,000      905,300
Parametric Technology Corp. (b). .  247,100      973,574
Pinnacle Systems, Inc. (b) . . . .  125,100    1,067,103
SanDisk Corp. (b). . . . . . . . .   11,000      672,540
Scientific Games Corp. (b) . . . .   79,500    1,352,295
Transaction Systems
Architects, Inc. (b) . . . . . . .  102,000    2,308,260
Ultimate Software Group, Inc. (b).   40,000      350,800
Verint Systems, Inc. (b) . . . . .   27,700      624,912
                                             -----------
                                              17,884,585
                                             -----------

COMPUTER SYSTEMS (0.4%)
Cray, Inc. (b) . . . . . . . . . .   97,000      963,210
Mercury Computer
Systems, Inc. (b). . . . . . . . .   50,400    1,254,960
RadiSys Corp. (b). . . . . . . . .   13,400      225,924
Trident Microsystems, Inc. (b) . .   34,500      600,990
                                             -----------
                                               3,045,084
                                             -----------

CONSTRUCTION & HOUSING (0.7%)
Hovnanian Enterprises, Inc.
Class A (b). . . . . . . . . . . .    9,000      783,540
Ryland Group, Inc. . . . . . . . .   30,100    2,668,064
Simpson Manufacturing Co.,
Inc. (b) . . . . . . . . . . . . .   51,000    2,593,860
                                             -----------
                                               6,045,464
                                             -----------

CONSULTING SERVICES (1.0%)
FTI Consulting, Inc. (b) . . . . .  147,100    3,437,727
Gartner, Inc., Class A. (b). . . .   21,600      244,296
Maximus, Inc. (b). . . . . . . . .   74,400    2,911,272
MemberWorks, Inc. (b). . . . . . .   56,500    1,535,105
Sourcecorp, Inc. (b) . . . . . . .    8,400      215,292
                                             -----------
                                               8,343,692
                                             -----------

CONSUMER GOODS & SERVICES (2.5%)
AptarGroup, Inc. . . . . . . . . .  138,100    5,385,900
Church & Dwight Co., Inc.. . . . .  124,200    4,918,320
Harman International
Industries, Inc. . . . . . . . . .   28,000    2,071,440
Jarden Corp. (b) . . . . . . . . .   40,200    1,099,068
Lancaster Colony Corp. . . . . . .   31,400    1,418,024
Matthews International Corp.,
Class A. . . . . . . . . . . . . .  109,900    3,251,941
Russ Berrie & Company, Inc.. . . .   27,800      942,420
Scotts Company (The), Class A (b).   18,100    1,070,796
                                             -----------
                                              20,157,909
                                             -----------

CONSUMER PRODUCTS (0.1%)
Central Garden & Pet Co. (b) . . .   26,600      745,598
                                             -----------

CONTAINERS (0.4%)
Anchor Glass Container Corp. . . .   36,200      579,200
Chesapeake Corp. . . . . . . . . .    9,600      254,208
Crown Holdings, Inc. (b) . . . . .  225,000    2,038,500
Temple-Inland, Inc.. . . . . . . .    9,400      589,098
                                             -----------
                                               3,461,006
                                             -----------

CORRECTIONAL SERVICES & FACILITIES (0.2%)
Corrections Corp. of
America (b). . . . . . . . . . . .   49,000    1,412,670
                                             -----------

13
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       SHARES      VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)]

UNITED STATES (CONTINUED)

COSMETICS (0.4%)
Alberto-Culver Co., Class B . . . . . . .   58,400  $ 3,683,872
                                                    -----------

DATA PROCESSING & REPRODUCTION (0.4%)
Fair, Issac and Co., Inc. . . . . . . . .   50,050    2,460,458
infoUSA, Inc. (b) . . . . . . . . . . . .   91,800      681,156
                                                    -----------
                                                      3,141,614
                                                    -----------

DEFENSE (1.1%)
Engineered Support Systems, Inc.. . . . .  110,825    6,102,025
Mantech International Corp., Class A (b)   133,800    3,338,310
                                                    -----------
                                                      9,440,335
                                                    -----------

DIAGNOSTIC EQUIPMENT (0.3%)
Biosite Diagnostics, Inc. (b) . . . . . .   45,249    1,309,959
Orasure Technologies, Inc. (b). . . . . .  131,000    1,042,760
                                                    -----------
                                                      2,352,719
                                                    -----------

DIVERSIFIED MANUFACTURING OPERATIONS (0.3%)
Jacuzzi Brands, Inc. (b). . . . . . . . .  111,400      789,826
Pentair, Inc. . . . . . . . . . . . . . .   37,500    1,713,750
                                                    -----------
                                                      2,503,576
                                                    -----------

EDUCATION (0.6%)
Corinthian Colleges, Inc. (b) . . . . . .   13,800      766,728
DeVry, Inc. (b) . . . . . . . . . . . . .   67,000    1,683,710
ITT Educational Services, Inc. (b). . . .   58,700    2,757,139
                                                    -----------
                                                      5,207,577
                                                    -----------

ELECTRIC INTEGRATED (0.6%)
Black Hills Corp. . . . . . . . . . . . .   24,250      723,378
Duquesne Light Holdings, Inc. . . . . . .   76,200    1,397,508
NSTAR . . . . . . . . . . . . . . . . . .   20,000      970,000
OGE Energy Corp.. . . . . . . . . . . . .   70,000    1,693,300
                                                    -----------
                                                      4,784,186
                                                    -----------

ELECTRONIC COMPONENTS (0.2%)
Mindspeed Technologies, Inc. (b). . . . .  235,000    1,609,750
                                                    -----------

ELECTRONIC COMPONENTS/INSTRUMENTS (0.7%)
ChipPAC, Inc. (b) . . . . . . . . . . . .  128,700      976,833
FLIR Systems, Inc. (b). . . . . . . . . .   26,100      952,650
MEMC Electronic Materials, Inc. (b) . . .  181,100    1,742,182
TTMTechnologies, Inc. (b) . . . . . . . .  140,800    2,376,704
                                                    -----------
                                                      6,048,369
                                                    -----------

ELECTRONICS (1.8%)
Actel Corp. (b) . . . . . . . . . . . . .  107,700    2,595,570
Aeroflex, Inc. (b). . . . . . . . . . . .   87,000    1,017,030
Brady Corp., Class A. . . . . . . . . . .   56,900    2,318,675
Cree Research, Inc. (b) . . . . . . . . .  203,700    3,603,453
Hubbell, Inc. . . . . . . . . . . . . . .   16,200      714,420
Invision Technologies, Inc. (b) . . . . .   25,400      852,678
Power Integrations, Inc. (b). . . . . . .   47,700    1,596,042
Varian Semicondutor Equipment
Associates, Inc. (b). . . . . . . . . . .   49,500    2,162,655
                                                    -----------
                                                     14,860,523
                                                    -----------

ENERGY SOURCES (0.3%)
Headwaters, Inc. (b). . . . . . . . . . .   67,200    1,318,464
Maverick Tube Corp. (b) . . . . . . . . .   64,241    1,236,639
                                                    -----------
                                                      2,555,103
                                                    -----------

ENTERTAINMENT (0.2%)
Ameristar Casinos (b) . . . . . . . . . .   44,100    1,079,127
Multimedia Games, Inc. (b). . . . . . . .   21,000      863,100
                                                    -----------
                                                      1,942,227
                                                    -----------

ENTERTAINMENT SOFTWARE (0.3%)
Take-Two Interactive
Software, Inc. (b). . . . . . . . . . . .   70,940    2,043,781
THQ, Inc. (b) . . . . . . . . . . . . . .   46,600      788,006
                                                    -----------
                                                      2,831,787
                                                    -----------

FINANCIAL (6.0%)
Affiliated Managers Group, Inc. (b) . . .   26,700    1,858,053
Alabama National Bankcorp . . . . . . . .   24,300    1,276,965
American Capital Strategies Ltd.. . . . .   32,800      975,144
AmeriCredit Corp. (b) . . . . . . . . . .  127,000    2,023,110
Central Pacific Financial Corp. . . . . .   88,100    2,646,524
Community First Bankshares, Inc.. . . . .   51,900    1,501,986
Cullen/Frost Bankers, Inc.. . . . . . . .   22,000      892,540
Digital Insight Corp. (b) . . . . . . . .   94,600    2,355,540
Doral Financial Corp. . . . . . . . . . .   58,500    1,888,380
East-West Bancorp, Inc. . . . . . . . . .  136,298    7,316,476
Financial Federal Corp. (b) . . . . . . .   92,700    2,831,985
First Midwest Bancorp, Inc. . . . . . . .   63,000    2,041,830
First State Bancorp . . . . . . . . . . .   39,600    1,376,100
Mid-State Bancshares. . . . . . . . . . .   76,700    1,951,248
Prosperity Bancshares, Inc. . . . . . . .   40,600      914,312
Provident Financial Holdings, Inc.. . . .   31,200    1,131,624
Provident Financial Services, Inc.. . . .   76,900    1,453,410
Southwest Bancorp of Texas, Inc.. . . . .   45,000    1,748,250
Sterling Bancshares, Inc. . . . . . . . .   64,137      854,946
Texas Regional Bancshares, Inc., Class A.   81,870    3,029,190
The Chicago Mercantile Exchange . . . . .   26,697    1,931,795
The First Marble Head Corp. (b) . . . . .    5,700      124,716
TierOne, Corp. (b). . . . . . . . . . . .   77,800    1,786,288
UCBH Holdings, Inc. . . . . . . . . . . .   26,000    1,013,220
Webster Financial Corp. . . . . . . . . .   27,800    1,274,908
Westamerica Bankcorp. . . . . . . . . . .   59,900    2,977,030
                                                    -----------
                                                     49,175,570
                                                    -----------

FINANCIAL SERVICES (1.4%)
Corporate Executive Board Co. (b) . . . .   66,500    3,103,555
Factset Research Systems, Inc.. . . . . .   59,900    2,288,779
iPayment Holdings, Inc. (b) . . . . . . .   37,100    1,261,400
Provident Financial Group, Inc. . . . . .   58,170    1,858,532
R & G Finanical Corp., Class B. . . . . .   46,000    1,830,800
SWS Group, Inc. . . . . . . . . . . . . .   10,100      179,780
Westcorp. . . . . . . . . . . . . . . . .   39,000    1,425,450
                                                    -----------
                                                     11,948,296
                                                    -----------

FOOD & BEVERAGE (1.3%)
American Italian Pasta Co. (b). . . . . .  102,600    4,298,940
Cott Corp. (b). . . . . . . . . . . . . .   56,000    1,568,560
Dean Foods Co. (b). . . . . . . . . . . .   21,000      690,270
Del Monte Foods Co. (b) . . . . . . . . .   70,000      728,000
Krispy Kreme Doughnuts, Inc. (b). . . . .   22,500      823,500
P.F. Chang's China Bistro, Inc. (b) . . .   31,000    1,577,280
Performance Food Group Co. (b). . . . . .   41,000    1,482,970
                                                    -----------
                                                     11,169,520
                                                    -----------

FOOD - RETAIL (0.2%)
The J.M. Smucker Co.. . . . . . . . . . .   39,000    1,766,310
                                                    -----------

14
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       SHARES      VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

FOOD DISTRIBUTORS, SUPERMARKETS & WHOLESALERS (0.3%)
SUPERVALU, Inc. . . . . . . . . . . . . .   21,900  $   626,121
United Natural Foods, Inc. (b). . . . . .   47,500    1,705,725
                                                    -----------
                                                      2,331,846
                                                    -----------

FOOD/BEVERAGE (0.1%)
NBTY, Inc. (b). . . . . . . . . . . . . .   34,600      929,356
                                                    -----------

GAMING/HOTELS (0.9%)
Alliance Gaming Corp. (b) . . . . . . . .   56,000    1,380,400
Global Payment, Inc.. . . . . . . . . . .   53,000    2,497,360
Shuffle Master, Inc. (b). . . . . . . . .   96,800    3,351,216
Station Casinos, Inc. . . . . . . . . . .   18,100      554,403
                                                    -----------
                                                      7,783,379
                                                    -----------

HEALTHCARE (6.7%)
American Healthways, Inc. (b) . . . . . .  163,000    3,890,810
Apria Healthcare Group, Inc. (b). . . . .   30,000      854,100
Charles River Laboratories
International, Inc. (b) . . . . . . . . .   75,000    2,574,750
Coventry Health Care, Inc. (b). . . . . .   34,000    2,192,660
Datascope Corp. . . . . . . . . . . . . .   19,800      709,830
Davita, Inc. (b). . . . . . . . . . . . .   57,500    2,242,500
Haemonetics Corp. (b) . . . . . . . . . .   77,100    1,841,919
Henry Schein, Inc. (b). . . . . . . . . .   28,300    1,912,514
IDEXX Laboratories, Inc. (b). . . . . . .  102,700    4,752,956
K-V Pharmaceutical Co. (b). . . . . . . .  276,750    7,057,124
Mentor Corp.. . . . . . . . . . . . . . .  199,500    4,799,970
Odyssey Healthcare, Inc. (b). . . . . . .  106,950    3,129,357
Patterson Dental Co. (b). . . . . . . . .   15,900    1,020,144
Protein Design Labs, Inc. (b) . . . . . .  115,000    2,058,500
Psychiatric Solutions, Inc. (b) . . . . .  157,000    3,281,300
Renal Care Group, Inc. (b). . . . . . . .   59,200    2,439,040
Respironics, Inc. (b) . . . . . . . . . .   54,700    2,466,423
Serologicals Corp. (b). . . . . . . . . .   53,600      996,960
Techne Corp. (b). . . . . . . . . . . . .   33,764    1,275,604
VISX, Inc. (b). . . . . . . . . . . . . .  206,800    4,787,420
                                                    -----------
                                                     54,283,881
                                                    -----------

HEALTHCARE SERVICES (2.2%)
Amsurg Corp. (b). . . . . . . . . . . . .  124,711    4,725,300
Cholestech Corp. (b). . . . . . . . . . .    8,063       61,521
Dendrite International, Inc. (b). . . . .  228,200    3,575,894
Omnicare, Inc.. . . . . . . . . . . . . .  142,000    5,735,380
Surmodics, Inc. (b) . . . . . . . . . . .   40,600      970,340
Wilson Greatbatch
Technologies, Inc. (b). . . . . . . . . .   64,690    2,734,446
                                                    -----------
                                                     17,802,881
                                                    -----------

HOME FURNISHINGS (0.0%)
American Woodmark Corp. . . . . . . . . .    4,200      231,210
                                                    -----------

HOSPITALS (0.2%)
Triad Hospitals, Inc. (b) . . . . . . . .   38,000    1,264,260
                                                    -----------

HOTELS & MOTELS (0.0%)
Prime Hospitality Corp. (b) . . . . . . .   19,300      196,860
                                                    -----------

HOUSEHOLD FURNISHING & APPLIANCES (0.2%)
La-Z-Boy, Inc.. . . . . . . . . . . . . .   37,700      790,946
Select Comfort Corp. (b). . . . . . . . .   34,700      859,172
                                                    -----------
                                                      1,650,118
                                                    -----------

IDENTIFICATION SYSTEMS (0.2%)
Metrologic Instruments, Inc. (b). . . . .   68,000    1,836,000
                                                    -----------

INDUSTRIAL/MISCELLANEOUS (0.4%)
Agnico-Eagle Mines Ltd. . . . . . . . . .  135,000    1,629,450
Applied Films Corp. (b) . . . . . . . . .   33,500    1,106,170
CUNO, Inc. (b). . . . . . . . . . . . . .   21,300      959,139
                                                    -----------
                                                      3,694,759
                                                    -----------

INDUSTRIAL GASES (0.1%)
Airgas, Inc.. . . . . . . . . . . . . . .   38,000      816,240
                                                    -----------

INFORMATION TECHNOLOGY (0.1%)
Symbol Technologies, Inc. . . . . . . . .   41,500      700,935

INSTRUMENTS - CONTROLS (0.1%)
PerkinElmer, Inc. . . . . . . . . . . . .   59,200    1,010,544
                                                    -----------

INSTRUMENTS - SCIENTIFIC (0.3%)
FEI Company (b) . . . . . . . . . . . . .   34,000      765,000
Fisher Scientific International, Inc. (b)   32,700    1,352,799
Tektronix, Inc. . . . . . . . . . . . . .   16,000      505,600
                                                    -----------
                                                      2,623,399
                                                    -----------

INSURANCE (2.3%)
Arch Capital Group Ltd. (b) . . . . . . .   47,000    1,873,420
Aspen Insurance Holdings Ltd. (b) . . . .   73,100    1,813,611
Brown & Brown, Inc. . . . . . . . . . . .   82,600    2,693,587
HCC Insurance Holdings, Inc.. . . . . . .   75,500    2,400,900
Hilb, Rogal & Hamilton Co.. . . . . . . .   43,900    1,407,873
Max Re Capital Ltd. . . . . . . . . . . .   79,500    1,783,980
Montpelier Re Holdings Ltd. . . . . . . .   29,400    1,078,980
Proassurance Corp. (b). . . . . . . . . .   38,800    1,247,420
Reinsurance Group of America, Inc.. . . .   22,600      873,490
RLI Corp. . . . . . . . . . . . . . . . .   22,431      840,265
StanCorp Financial Group, Inc.. . . . . .   13,400      842,592
W. R. Berkley Corp. . . . . . . . . . . .   40,775    1,425,086
                                                    -----------
                                                     18,281,204
                                                    -----------

INTERNET (0.7%)
Checkfree Corp. (b) . . . . . . . . . . .  124,785    3,450,305
Sohu.com, Inc. (b). . . . . . . . . . . .   74,300    2,229,743
                                                    -----------
                                                      5,680,048
                                                    -----------

INTERNET APPLICATIONS SOFTWARE (0.9%)
Avocent Corp. (b) . . . . . . . . . . . .   38,000    1,387,760
eResearch Technology, Inc. (b). . . . . .   53,100    1,349,802
Kintera, Inc. (b) . . . . . . . . . . . .   53,100      658,440
Lionbridge Technologies, Inc. (b) . . . .   39,500      379,595
Netegrity, Inc. (b) . . . . . . . . . . .   64,000      659,840
SupportSoft, Inc. (b) . . . . . . . . . .  165,500    2,176,325
Verity, Inc. (b). . . . . . . . . . . . .   69,600    1,161,624
                                                    -----------
                                                      7,773,386
                                                    -----------

INTERNET CONTENT (0.5%)
Ask Jeeves, Inc. (b). . . . . . . . . . .   71,000    1,286,520
CNET Networks, Inc. (b) . . . . . . . . .  168,000    1,145,760
SINA Corp. (b). . . . . . . . . . . . . .   39,800    1,343,250
                                                    -----------
                                                      3,775,530
                                                    -----------

INTERNET SERVICES (0.4%)
Corillian Corp. (b) . . . . . . . . . . .  110,000      694,100
J2 Global Communications, Inc. (b). . . .   93,052    2,304,898
Riverstone Networks, Inc. (b) . . . . . .        1            1
                                                    -----------
                                                      2,998,999
                                                    -----------

15
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                                      SHARES      VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

MACHINERY (0.7%)
Cascade Corp.. . . . . . . . . . . . . . . . . . . . . .    6,800  $   151,640
CNH Global N.V.. . . . . . . . . . . . . . . . . . . . .  120,000    1,992,000
Global Power Equipment Group, Inc. (b) . . . . . . . . .   25,900      173,012
IDEX Corp. . . . . . . . . . . . . . . . . . . . . . . .   16,000      665,440
Joy Global, Inc. . . . . . . . . . . . . . . . . . . . .   32,600      852,490
Tecumseh Products Co., Class A . . . . . . . . . . . . .   12,700      615,061
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . .  100,000    1,704,000
                                                                   -----------
                                                                     6,153,643
                                                                   -----------

MACHINERY & CAPITAL GOODS (1.8%)
Circor International, Inc. . . . . . . . . . . . . . . .   91,500    2,205,150
Cognex Corp. . . . . . . . . . . . . . . . . . . . . . .   79,200    2,236,608
Dionex Corp. (b) . . . . . . . . . . . . . . . . . . . .   63,300    2,913,066
Kennametal, Inc. . . . . . . . . . . . . . . . . . . . .   21,400      850,650
Manitowoc Co., Inc.. . . . . . . . . . . . . . . . . . .   23,300      726,960
Roper Industries, Inc. . . . . . . . . . . . . . . . . .   47,900    2,359,554
Zebra Technologies Corp. (b) . . . . . . . . . . . . . .   54,165    3,594,931
                                                                   -----------
                                                                    14,886,919
                                                                   -----------

MANUFACTURED HOUSING (0.1%)
Fleetwood Enterprises, Inc. (b). . . . . . . . . . . . .   80,500      825,930
                                                                   -----------

MATERIALS & COMMODITIES (0.2%)
Delta & Pine Land Co.. . . . . . . . . . . . . . . . . .   57,300    1,455,420
                                                                   -----------

MEDICAL - INFORMATION SYSTEMS (0.4%)
IMPAC Medical Systems, Inc. (b). . . . . . . . . . . . .   34,900      892,044
NDC Health Corp. . . . . . . . . . . . . . . . . . . . .   64,500    1,652,490
Per-Se Technologies, Inc. (b). . . . . . . . . . . . . .   43,600      665,336
                                                                   -----------
                                                                     3,209,870
                                                                   -----------

MEDICAL EQUIPMENT & SUPPLIES (0.7%)
Advanced Neuromodulation
Systems, Inc. (b). . . . . . . . . . . . . . . . . . . .   23,500    1,080,530
Biolase Technology, Inc. (b) . . . . . . . . . . . . . .  101,900    1,691,540
Cyberonics, Inc. (b) . . . . . . . . . . . . . . . . . .   60,000    1,920,600
ResMed, Inc. (b) . . . . . . . . . . . . . . . . . . . .   30,500    1,266,970
                                                                   -----------
                                                                     5,959,640
                                                                   -----------

MEDICAL INSTRUMENTS (0.0%)
DJ Orthopedics, Inc. (b) . . . . . . . . . . . . . . . .   12,300      329,640
                                                                   -----------

MEDICAL PRODUCTS (1.6%)
ALARIS Medical Systems, Inc. (b) . . . . . . . . . . . .   50,500      768,105
Dade Behring Holdings, Inc. (b). . . . . . . . . . . . .   17,300      618,302
Digene Corp. (b) . . . . . . . . . . . . . . . . . . . .   57,000    2,285,700
Encore Medical Corp. (b) . . . . . . . . . . . . . . . .  141,700    1,154,855
Gen-Probe, Inc. (b). . . . . . . . . . . . . . . . . . .   36,400    1,327,508
ICU Medical, Inc. (b). . . . . . . . . . . . . . . . . .   36,000    1,234,080
Inveresk Research Group, Inc. (b). . . . . . . . . . . .   76,000    1,879,480
Luminex Corp. (b). . . . . . . . . . . . . . . . . . . .   16,700      156,646
Martek Biosciences Corp. (b) . . . . . . . . . . . . . .    9,100      591,227
Owens & Minor, Inc.. . . . . . . . . . . . . . . . . . .    1,100       24,101
Telik, Inc. (b). . . . . . . . . . . . . . . . . . . . .   70,000    1,610,700
The Medicines Company (b). . . . . . . . . . . . . . . .   23,600      695,256
Vital Signs, Inc.. . . . . . . . . . . . . . . . . . . .   27,800      909,060
                                                                   -----------
                                                                    13,255,020
                                                                   -----------

MEDICAL PROVIDERS (0.3%)
Mariner Health Care, Inc. (b). . . . . . . . . . . . . .   41,900      934,370
Select Medical Corp. . . . . . . . . . . . . . . . . . .   51,200      833,536
WellChoice, Inc. (b) . . . . . . . . . . . . . . . . . .   24,200      834,900
                                                                   -----------
                                                                     2,602,806
                                                                   -----------

METALS (0.7%)
Allegheny Technologies, Inc. . . . . . . . . . . . . . .  212,000    2,802,640
Hecla Mining Co. (b) . . . . . . . . . . . . . . . . . .  225,000    1,865,250
RTI International Metals, Inc. (b) . . . . . . . . . . .   19,000      320,530
USEC, Inc. . . . . . . . . . . . . . . . . . . . . . . .  125,500    1,054,200
                                                                   -----------
                                                                     6,042,620
                                                                   -----------

METALWORKING WHOLESALE INDUSTRIAL MACHINERY (0.4%)
MSC Industrial Direct Co., Class A . . . . . . . . . . .  106,500    2,928,750
                                                                   -----------

MULTI-MEDIA (0.8%)
Cumulus Media, Inc. (b). . . . . . . . . . . . . . . . .   62,865    1,383,030
Journal Communications, Inc., Class A. . . . . . . . . .   76,600    1,419,398
Sinclair Broadcast Group, Inc., Class A (b). . . . . . .  212,600    3,171,992
Sonic Solutions (b). . . . . . . . . . . . . . . . . . .   46,000      703,800
                                                                   -----------
                                                                     6,678,220
                                                                   -----------

NETWORKING PRODUCTS (0.3%)
3Com Corp. (b) . . . . . . . . . . . . . . . . . . . . .   84,400      689,548
Belden, Inc. . . . . . . . . . . . . . . . . . . . . . .   90,000    1,898,100
Hypercom Corp. (b) . . . . . . . . . . . . . . . . . . .   45,100      214,676
                                                                   -----------
                                                                     2,802,324
                                                                   -----------

OFFICE EQUIPMENT & SUPPLIES (0.3%)
United Stationers, Inc. (b). . . . . . . . . . . . . . .   61,200    2,504,304
                                                                   -----------

OIL & GAS (5.1%)
Cabot Oil & Gas Corp., Class A . . . . . . . . . . . . .   62,500    1,834,375
Cal Dive International, Inc. (b) . . . . . . . . . . . .   77,800    1,875,758
Cimarex Energy Co. (b) . . . . . . . . . . . . . . . . .  108,348    2,891,808
Encore Acquisition Co. (b) . . . . . . . . . . . . . . .   81,300    2,004,045
FMC Technologies, Inc. (b) . . . . . . . . . . . . . . .   79,500    1,852,350
Helmerich & Payne, Inc.. . . . . . . . . . . . . . . . .   67,800    1,893,654
Key Energy Services, Inc. (b). . . . . . . . . . . . . .  110,000    1,134,100
National-Oilwell, Inc. (b) . . . . . . . . . . . . . . .  107,052    2,393,683
Newfield Exploration Co. (b) . . . . . . . . . . . . . .  105,100    4,681,154
Oceaneering International, Inc. (b). . . . . . . . . . .   90,100    2,522,800
Offshore Logistics, Inc. (b) . . . . . . . . . . . . . .   72,200    1,770,344
Precision Drilling Corp. (b) . . . . . . . . . . . . . .   21,000      917,280
Pride Intl, Inc. (b) . . . . . . . . . . . . . . . . . .  100,000    1,864,000
Questar Corp.. . . . . . . . . . . . . . . . . . . . . .   39,700    1,395,455
Rowan Cos., Inc. (b) . . . . . . . . . . . . . . . . . .   58,900    1,364,713
St. Mary Land & Exploration Co.. . . . . . . . . . . . .   96,300    2,744,550
Superior Energy Services, Inc. (b) . . . . . . . . . . .  140,000    1,316,000
Swift Energy Co. (b) . . . . . . . . . . . . . . . . . .   81,800    1,378,330
Ultra Petroleum Corp. (b). . . . . . . . . . . . . . . .  119,000    2,929,780
Unit Corp. (b) . . . . . . . . . . . . . . . . . . . . .   89,900    2,117,145
XTO Energy, Inc. . . . . . . . . . . . . . . . . . . . .   25,593      724,282
                                                                   -----------
                                                                    41,605,606
                                                                   -----------

OIL & GAS EXPLORATION SERVICES (1.0%)
Brigham Exploration Co. (b). . . . . . . . . . . . . . .  162,000    1,300,698
Denbury Resources, Inc. (b). . . . . . . . . . . . . . .  140,500    1,954,355
Energy Partners, Ltd. (b). . . . . . . . . . . . . . . .   59,000      820,100
Evergreen Resources, Inc. (b). . . . . . . . . . . . . .   61,000    1,983,110
KCS Energy, Inc. (b) . . . . . . . . . . . . . . . . . .   38,300      404,065
Nuevo Energy Co. (b) . . . . . . . . . . . . . . . . . .    8,700      210,279
Western Gas Resources, Inc.. . . . . . . . . . . . . . .   36,100    1,705,725
                                                                   -----------
                                                                     8,378,332
                                                                   -----------

PAINT, VARNISHES, ENAMELS (0.3%)
RPM, Inc.. . . . . . . . . . . . . . . . . . . . . . . .   66,400    1,092,944
Valspar Corp.. . . . . . . . . . . . . . . . . . . . . .   20,400    1,008,168
                                                                   -----------
                                                                     2,101,112
                                                                   -----------

16
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                     SHARES      VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

PHARMACEUTICALS (1.9%)
Angiotech Pharmaceuticals, Inc. (b) . .   25,200  $ 1,159,200
Bradley Pharmaceuticals, Inc. (b) . . .   56,500    1,436,795
Corixa Corp. (b). . . . . . . . . . . .   22,100      133,484
CV Therapeutics, Inc. (b) . . . . . . .   24,300      356,238
Hollis-Eden Pharmaceuticals, Inc. (b) .   50,000      550,500
Kos Pharmaceuticals, Inc. (b) . . . . .   26,000    1,119,040
Medicis Pharmaceutical Corp., Class A .   24,000    1,711,200
Neighborcare, Inc . (b) . . . . . . . .   82,500    1,629,375
Neurocrine Biosciences, Inc. (b). . . .   16,000      872,640
Pharmaceutical Resources, Inc. (b). . .   33,400    2,176,010
Progenics Pharmaceuticals, Inc. (b) . .    6,600      124,476
Salix Pharmaceuticals Ltd. (b). . . . .   55,000    1,246,850
Sciclone Pharmaceuticals, Inc. (b). . .   17,500      118,650
SuperGen, Inc. (b). . . . . . . . . . .   14,100      155,100
Taro Pharmaceuticals USA, Inc. (b). . .   30,000    1,935,000
Transkaryotic Therapy, Inc. (b) . . . .   44,500      694,645
                                                  -----------
                                                   15,419,203
                                                  -----------

PRINTING (0.0%)
Consolidated Graphics, Inc. (b) . . . .    6,300      198,954
                                                  -----------

PRINTING & PUBLISHING (0.3%)
Moore Wallace, Inc. (b) . . . . . . . .   60,328    1,129,943
Valassis Communications, Inc. (b) . . .   34,000      997,900
                                                  -----------
                                                    2,127,843
                                                  -----------

QUARRYING (0.1%)
Compass Minerals International, Inc. (b)  70,000      999,600
                                                  -----------

REAL ESTATE INVESTMENT TRUST (1.6%)
Agree Realty Corp.. . . . . . . . . . .   26,700      755,076
American Financial Realty Trust . . . .  217,800    3,713,490
Anthracite Capital, Inc.. . . . . . . .   18,100      200,367
Anworth Mortgage Asset Corp.. . . . . .   63,600      885,948
Ashford Hospitality Trust (b) . . . . .  139,000    1,305,210
Associated Estates Realty Corp. . . . .   18,900      138,159
CBL & Associates Properties, Inc. . . .   30,900    1,745,850
Developers Diversified Realty Corp. . .   19,800      664,686
Equity Inns, Inc. . . . . . . . . . . .   14,600      132,130
Friedman, Billings, Ramsey Group,
Inc., Class A . . . . . . . . . . . . .   46,480    1,072,758
Liberty Property Trust. . . . . . . . .   17,100      665,190
Luminent Mortgage Capital, Inc. (b) . .   54,900      774,090
SL Green Realty Corp. . . . . . . . . .   25,700    1,054,985
Winston Hotels, Inc.. . . . . . . . . .   15,800      161,160
                                                  -----------
                                                   13,269,099
                                                  -----------

RESORTS/THEME PARKS (0.3%)
Vail Resorts, Inc. (b). . . . . . . . .  161,900    2,752,300
                                                  -----------

RESTAURANTS (1.0%)
Bob Evans Farms, Inc. . . . . . . . . .   18,200      590,772
CEC Entertainment, Inc. (b) . . . . . .   44,200    2,094,638
IHOP Corp.. . . . . . . . . . . . . . .   39,600    1,523,808
Panera Bread Co. (b). . . . . . . . . .   30,000    1,185,900
Ruby Tuesday, Inc.. . . . . . . . . . .   88,000    2,507,120
                                                  -----------
                                                    7,902,238
                                                  -----------

RETAIL (3.7%)
American Eagle Outfitters, Inc. (b) . .   27,200      446,080
AnnTaylor Stores Corp. (b). . . . . . .    9,800      382,200
Bebe Stores, Inc. (b) . . . . . . . . .   28,000      727,720
Big 5 Sporting Goods Corp. (b). . . . .   56,800    1,189,960
Big Lots, Inc. (b). . . . . . . . . . .   61,600      875,336
Brown Shoe Company, Inc.. . . . . . . .   20,000      758,600
Carter's Inc. (b) . . . . . . . . . . .   25,400      646,430
Chico's FAS, Inc. (b) . . . . . . . . .   26,600      982,870
Claire's Stores, Inc. . . . . . . . . .   27,000      508,680
CSK Auto Corp. (b). . . . . . . . . . .  112,500    2,111,625
Electronics Boutique Holdings Corp. (b)   31,900      730,191
Fossil, Inc. (b). . . . . . . . . . . .   61,500    1,722,615
Genesco, Inc. (b) . . . . . . . . . . .    4,200       63,546
Guitar Center, Inc. (b) . . . . . . . .   23,900      778,662
Hancock Fabrics, Inc. . . . . . . . . .  135,400    1,960,592
Hot Topic, Inc. (b) . . . . . . . . . .   28,500      839,610
Jos. A. Bank Clothiers, Inc. (b). . . .   16,700      579,323
Linen 'n Things, Inc. (b) . . . . . . .   39,000    1,173,120
Michaels Stores, Inc. . . . . . . . . .   36,600    1,617,720
Pacific Sunwear of California, Inc. (b)   86,500    1,826,880
Petco Animal Supplies, Inc. (b) . . . .   56,500    1,720,425
Sharper Image Corp. (b) . . . . . . . .   57,000    1,861,050
ShopKo Stores, Inc. (b) . . . . . . . .   45,100      687,775
The Bombay Company, Inc. (b). . . . . .  165,400    1,346,356
Timberland Co., Class A (b) . . . . . .   18,300      952,881
Tractor Supply Company (b). . . . . . .   38,000    1,477,820
West Marine, Inc. (b) . . . . . . . . .   28,000      778,680
Wet Seal, Inc., Class A (b) . . . . . .   67,000      662,630
                                                  -----------
                                                   29,409,377
                                                  -----------

SCHOOLS (0.1%)
Career Education Corp. (b). . . . . . .   16,600      665,162
                                                  -----------

SECURITY SERVICES (0.1%)
Integrated Alarm Services Group (b) . .  137,400    1,167,900
                                                  -----------

SEMICONDUCTOR EQUIPMENT (1.1%)
Asyst Technologies, Inc. (b). . . . . .  162,000    2,810,700
Atmel Corp. (b) . . . . . . . . . . . .  160,300      963,403
Axcelis Technologies, Inc. (b). . . . .   99,000    1,011,780
Credence Systems Corp. (b). . . . . . .   52,000      684,320
EDO Corp. . . . . . . . . . . . . . . .    9,100      224,315
Entegris, Inc. (b). . . . . . . . . . .   37,400      480,590
Formfactor, Inc. (b). . . . . . . . . .   13,000      257,400
FSI International, Inc. (b) . . . . . .   88,200      650,916
Genus, Inc. (b) . . . . . . . . . . . .  111,200      667,200
Sigmatel Inc. (b) . . . . . . . . . . .   33,879      836,134
SIPEX Corp. (b) . . . . . . . . . . . .   32,400      249,804
                                                  -----------
                                                    8,836,562
                                                  -----------

SEMICONDUCTORS (0.6%)
02 Micro International Ltd. (b) . . . .   61,000    1,366,400
ON Semiconductor Corp. (b). . . . . . .  265,000    1,709,250
PMC-Sierra, Inc. (b). . . . . . . . . .  100,000    2,015,000
                                                  -----------
                                                    5,090,650
                                                  -----------

STEEL (0.1%)
Carpenter Technology Corp.. . . . . . .   20,700      612,099
                                                  -----------

17
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                         SHARES       VALUE
-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

TECHNOLOGY (1.1%)
Black Box Corp. . . . . . . . . . . . . .      61,400  $  2,828,698
CACI International, Inc., Class A (b) . .      21,100     1,025,882
Electronics For Imaging, Inc. (b) . . . .     149,000     3,876,980
Intergraph Corp. (b). . . . . . . . . . .      59,500     1,423,240
                                                       ------------
                                                          9,154,800
                                                       ------------

TELECOMMUNICATION EQUIPMENT (1.8%)
Advanced Fibre Communications,
Inc. (b). . . . . . . . . . . . . . . . .      74,500     1,501,175
Arris Group, Inc. (b) . . . . . . . . . .     123,800       896,312
Harris Corp.. . . . . . . . . . . . . . .      23,900       907,005
KVH Industries, Inc. (b). . . . . . . . .      46,000     1,263,620
Newport Corp. (b) . . . . . . . . . . . .      42,800       707,484
Plantronics, Inc. (b) . . . . . . . . . .      32,400     1,057,860
Polycom, Inc. (b) . . . . . . . . . . . .     160,100     3,125,152
Symmetricom, Inc. (b) . . . . . . . . . .     106,300       773,864
Tekelec (b) . . . . . . . . . . . . . . .     152,900     2,377,595
Tellabs, Inc. (b) . . . . . . . . . . . .     162,000     1,365,660
UTStarcom, Inc. (b) . . . . . . . . . . .      32,000     1,186,240
                                                       ------------
                                                         15,161,967
                                                       ------------

TELECOMMUNICATION SERVICES (0.1%)
Nextel Partners, Inc., Class A (b). . . .      48,600       653,670
                                                       ------------

TELECOMMUNICATIONS (0.1%)
Enterasys Networks, Inc. (b). . . . . . .     244,100       915,375
                                                       ------------

TELEVISION (0.0%)
Acme Communications, Inc. (b) . . . . . .      20,700       181,953
                                                       ------------

TIRE & RUBBER (0.4%)
Cooper Tire & Rubber Co.. . . . . . . . .     153,700     3,286,106
                                                       ------------

TOBACCO (0.0%)
Standard Commercial Corp. . . . . . . . .       5,700       114,399
                                                       ------------

TOYS (0.2%)
Hasbro, Inc.. . . . . . . . . . . . . . .      22,100       470,288
Marvel Enterprises, Inc. (b). . . . . . .      51,000     1,484,610
                                                       ------------
                                                          1,954,898
                                                       ------------

TRANSPORTATION (1.5%)
Continental Airlines, Inc., Class B (b) .      40,700       662,189
Genesee & Wyoming, Inc., Class A (b). . .      46,900     1,477,350
J.B. Hunt Transport Services, Inc. (b). .      89,600     2,420,096
Kansas City Southern Industries, Inc. (b)     128,600     1,841,552
Overnite Corp. (b). . . . . . . . . . . .     102,500     2,331,875
RailAmerica, Inc. (b) . . . . . . . . . .       9,200       108,560
SCS Transportation, Inc. (b). . . . . . .      13,300       233,814
SkyWest, Inc. . . . . . . . . . . . . . .      83,954     1,521,246
UTI Worldwide, Inc. . . . . . . . . . . .      50,700     1,923,051
                                                       ------------
                                                         12,519,733
                                                       ------------

UTILITIES (1.2%)
American States Water Co. . . . . . . . .      28,330       708,250
Arch Coal, Inc. . . . . . . . . . . . . .      32,300     1,006,791
Artesyn Technologies, Inc. (b). . . . . .      34,600       294,792
Peabody Energy Corp.. . . . . . . . . . .      42,800     1,785,188
Time Warner Telecom, Inc. (b) . . . . . .     170,600     1,728,178
Waste Connections, Inc. (b) . . . . . . .      35,700     1,348,389
Westar Energy, Inc. . . . . . . . . . . .      90,000     1,822,500
Wisconsin Energy Corp.. . . . . . . . . .      43,600     1,458,420
                                                       ------------
                                                         10,152,508
                                                       ------------

VETERINARY DIAGNOSTICS (0.1%)
VCA Antech, Inc. (b). . . . . . . . . . .      35,000     1,084,300
                                                       ------------

WASTE DISPOSAL (0.1%)
Casella Waste Systems, Inc. (b) . . . . .      32,800       449,032
                                                       ------------

WATER TREATMENTS (0.0%)
Ionics, Inc. (b). . . . . . . . . . . . .       8,100       257,985
                                                       ------------

WHOLESALE DISTRIBUTION (0.0%)
Handleman Co. . . . . . . . . . . . . . .      11,500       236,095
                                                       ------------
                                                        694,725,554
                                                       ------------
TOTAL COMMON STOCKS                                     790,430,416
                                                       ------------

PREFERRED STOCK (0.1%)

GERMANY (0.1%)

MACHINERY (0.1%)
Krones AG . . . . . . . . . . . . . . . .       7,468       593,445
                                                       ------------
TOTAL PREFERRED STOCK                                       593,445
                                                       ------------

WARRANT (0.0%)

UNITED STATES (0.0%)

WHOLESALE DISTRIBUTION (0.0%)
Timco Aviation Services, Inc.,
Expiring 02/28/07. . . . . . . . . . . .          252             0
                                                       ------------
TOTAL WARRANT                                                     0
                                                       ------------

SECURITY DESCRIPTION. . . . . . . . . . .  PRINCIPAL   VALUE
-------------------------------------------------------------------
CORPORATE BONDS (0.0%)

UNITED STATES (0.0%)

WHOLESALE DISTRIBUTION (0.0%)
Timco Aviation Services, Inc.,
0.00%,01/02/07. . . . . . . . . . . . . .  $      243             0
                                                       ------------
TOTAL CORPORATE BONDS                                             0
                                                       ------------

U.S. GOVERNMENT OBLIGATIONS (0.4%)

U.S. TREASURY BILLS (0.4%)
0.83%, 01/15/04 . . . . . . . . . . . . .   2,186,000     2,185,259
0.87%, 01/22/04 . . . . . . . . . . . . .     154,000       153,934
0.90%, 03/11/04 . . . . . . . . . . . . .     712,000       710,840
                                                       ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                         3,050,033
                                                       ------------

COMMERCIAL PAPER (0.9%)

FINANCIAL SERVICES (0.9%)
Countrywide Home Loans,
1.03%, 01/02/04 . . . . . . . . . . . . .   4,000,000     3,999,885
UBS Finance (DE),
0.95%, 01/02/04 . . . . . . . . . . . . .   3,566,000     3,565,812
                                                       ------------
TOTAL COMMERCIAL PAPER                                    7,565,697
                                                       ------------

18
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION               PRINCIPAL        VALUE
--------------------------------------------------------------

REPURCHASE
AGREEMENTS (2.9%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $10,418,822
(Fully collateralized by
AA Rated Corporate Bonds). . . .  $10,418,307  $   10,418,307
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $13,439,767
(Fully collateralized by
U.S. Agency Securities). . . . .   13,439,103      13,439,103
                                               ---------------
TOTAL REPURCHASE AGREEMENTS                        23,857,410
                                               ---------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (25.8%)

GUARANTEED INSURANCE CONTRACT (3.9%)
General Electric Life and Annuity,
1.24%, 03/31/04 (d). . . . . . .    7,300,000       7,300,000
Protective Life Insurance
Company, 1.28%, 01/31/05 (d) . .   25,000,000      25,000,000
                                               ---------------
TOTAL GUARANTEED INSURANCE CONTRACTS               32,300,000
                                               ---------------

MASTER NOTE (0.6%)
Goldman Sachs Group LP,
1.18%, 12/08/04 (d). . . . . . .    5,000,000       5,000,000
                                               ---------------

MEDIUM-TERM NOTES (5.6%)
Halogen Funding,
1.18%, 01/07/04. . . . . . . . .   15,000,000      15,000,000
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (d). . . . . . .    6,682,394       6,682,394
SPARC 2003-6,
1.49%, 05/23/05 (d). . . . . . .   20,000,000      20,000,000
Tulip Funding, 1.15%, 01/02/04 .    4,995,368       4,995,368
                                               ---------------
TOTAL MEDIUM-TERM NOTES                            46,677,762
                                               ---------------

TIME DEPOSIT (0.6%)
Deutsche Post Luxembourg,
1.13%, 01/20/04. . . . . . . . .    5,000,000       5,000,000
                                               ---------------

YANKEE CERTIFICATES OF DEPOSIT (4.8%)
Banco Bilbao Viz Argentaria,
N.Y.,1.18%, 03/23/05 (d) . . . .    9,690,862       9,690,862
Canadian Imperial Bank, N.Y.,
1.09%, 11/07/05 (d). . . . . . .    9,992,977       9,992,977
Deutsche Bank, N.Y.,
1.12%, 02/22/05 (d). . . . . . .   10,007,094      10,007,094
Rabobank, N.Y.,
1.13%, 06/01/05 (d). . . . . . .    9,987,953       9,987,953
                                               ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT               39,678,886
                                               ---------------

REPURCHASE AGREEMENT (10.3%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $84,824,635
(Fully collateralized by
U.S. Agency Securities). . . . .  $84,819,687  $   84,819,687
                                               ---------------
TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                   213,476,334
                                               ---------------

TOTAL INVESTMENTS
(COST $852,482,219) (A) - 125.5%                1,038,973,335

LIABILITIES IN EXCESS
OF OTHER ASSETS - (25.5)%                        (211,099,619)
                                               ---------------

NET ASSETS - 100.0%                            $  827,873,716
                                               ===============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security
(c)  Fair  Valued  Security
(d) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
ADR  American Depositary Receipt
CV   Convertible
GDR  Global Depositary Receipt
See  notes  to  financial  statements.

19
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         GARTMORE GVIT MONEY MARKET FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                 PRINCIPAL      VALUE
-------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER (33.6%)

ASSET BACKED SECURITIES (12.8%)
CC USA, Inc. (c) (0.7%)
1.11%, 03/19/04. . . . . . . . . .  $15,000,000  $ 14,963,925
                                                 ------------
Giro Funding Corp. (c) (1.5%)
1.10%, 03/15/04. . . . . . . . . .   30,000,000    29,932,475
                                                 ------------
K2 (USA) LLC (c) (1.1%)
1.10%, 03/22/04. . . . . . . . . .   22,100,000    22,045,032
                                                 ------------
Premier Asset Collateralized Entity LLC (c) (2.6%)
1.10%, 01/08/04. . . . . . . . . .   10,000,000     9,997,860
1.13%, 01/23/04. . . . . . . . . .    4,000,000     3,997,238
1.12%, 01/26/04. . . . . . . . . .   26,200,000    26,179,263
1.12%, 03/01/04. . . . . . . . . .    5,750,000     5,739,267
1.12%, 03/08/04. . . . . . . . . .   10,000,000     9,979,156
                                                 ------------
                                                   55,892,784
                                                 ------------
Sigma Finance, Inc. (c) (2.1%)
1.13%, 01/14/04. . . . . . . . . .   15,000,000    14,993,879
1.14%, 03/22/04. . . . . . . . . .    2,045,000     2,039,755
1.20%, 08/10/04. . . . . . . . . .   25,000,000    25,000,000
                                                 ------------
                                                   42,033,634
                                                 ------------
Stanfield Victoria Funding LLC (c) (2.6%)
1.12%, 01/15/04. . . . . . . . . .    5,000,000     4,997,822
1.13%, 01/20/04. . . . . . . . . .   10,000,000     9,994,037
1.13%, 01/23/04. . . . . . . . . .    5,000,000     4,996,547
1.12%, 02/09/04. . . . . . . . . .    5,000,000     4,993,933
1.10%, 02/25/04. . . . . . . . . .    8,177,000     8,163,258
1.14%, 02/27/04. . . . . . . . . .   10,000,000     9,981,950
1.15%, 03/24/04. . . . . . . . . .   10,000,000     9,973,486
                                                 ------------
                                                   53,101,033
                                                 ------------
Three Pillars Funding Corp.  (c) (2.2%)
1.10%, 01/09/04. . . . . . . . . .    3,073,000     3,072,249
1.09%, 01/12/04. . . . . . . . . .   20,000,000    19,993,339
1.09%, 01/20/04. . . . . . . . . .   20,000,000    19,988,494
2.17%, 02/17/04. . . . . . . . . .    2,784,000     2,779,966
                                                 ------------
                                                   45,834,048
                                                 ------------
                                                  263,802,931
                                                 ------------

AUTO RECEIVABLES (3.2%)
Americredit Automobile Receivables Trust (0.1%)
1.13%, 09/07/04. . . . . . . . . .    1,297,416     1,297,416
                                                 ------------
New Center Asset Trust (3.1%)
1.10%, 01/12/04. . . . . . . . . .   25,000,000    24,991,597
1.11%, 01/16/04. . . . . . . . . .   25,000,000    24,988,438
1.09%, 02/11/04. . . . . . . . . .   15,000,000    14,981,379
                                                 ------------
                                                   64,961,414
                                                 ------------
                                                   66,258,830
                                                 ------------

EQUIPMENT TRUST CERTIFICATE (0.7%)
CNH Equipment Trust (0.7%)
1.23%, 12/13/04. . . . . . . . . .   14,296,978    14,296,978
                                                 ------------

MORTGAGE BACKED (4.1%)
Georgetown Funding Co. (c) (4.1%)
1.15%, 01/06/04. . . . . . . . . .   51,902,000    51,893,899
1.14%, 01/22/04. . . . . . . . . .    8,000,000     7,994,680
1.14%, 01/27/04. . . . . . . . . .   15,000,000    14,987,650
1.14%, 03/18/04. . . . . . . . . .    8,000,000     7,980,493
                                                 ------------
                                                   82,856,722
                                                 ------------

TRADE & TERM RECEIVABLES (12.8%)
Delaware Funding Corp. (c) (2.0%)
1.09%, 01/08/04. . . . . . . . . .  $25,091,000  $ 25,085,682
1.00%, 01/15/04. . . . . . . . . .   15,000,000    14,993,700
                                                 ------------
                                                   40,079,382
                                                 ------------
Falcon Asset Securitization Corp. (c) (0.4%)
1.10%, 01/05/04. . . . . . . . . .    4,000,000     3,999,511
1.09%, 01/09/04. . . . . . . . . .    4,654,000     4,652,873
1.08%, 01/15/04. . . . . . . . . .      495,000       494,792
                                                 ------------
                                                    9,147,176
                                                 ------------
Golden Funding Corp. (c) (3.8%)
1.11%, 01/08/04. . . . . . . . . .   10,000,000     9,997,842
1.12%, 01/26/04. . . . . . . . . .   12,000,000    11,990,667
1.11%, 02/12/04. . . . . . . . . .   17,211,000    17,188,650
1.10%, 02/25/04. . . . . . . . . .   37,537,000    37,473,464
                                                 ------------
                                                   76,650,623
                                                 ------------
Kitty Hawk Funding Corp. (c) (0.4%)
1.10%, 03/15/04. . . . . . . . . .    8,632,000     8,612,482
                                                 ------------
Old Line Funding Corp. (c) (2.8%)
1.10%, 01/02/04. . . . . . . . . .   17,184,000    17,183,475
1.10%, 01/05/04. . . . . . . . . .   29,148,000    29,144,459
1.10%, 01/08/04. . . . . . . . . .    5,191,000     5,189,890
1.10%, 01/09/04. . . . . . . . . .    5,802,000     5,800,582
                                                 ------------
                                                   57,318,406
                                                 ------------
Preferred Receivables Funding Corp. (c) (0.2%)
1.10%, 01/27/04. . . . . . . . . .    4,046,000     4,042,786
                                                 ------------
Three Rivers Funding Corp. (c) (1.6%)
1.10%, 01/02/04. . . . . . . . . .    2,000,000     1,999,939
1.10%, 01/15/04. . . . . . . . . .    4,810,000     4,807,942
1.10%, 01/16/04. . . . . . . . . .   18,420,000    18,411,558
1.10%, 01/20/04. . . . . . . . . .    7,146,000     7,141,851
                                                 ------------
                                                   32,361,290
                                                 ------------
Variable Funding Capital Corp. (c) (1.6%)
1.09%, 01/26/04. . . . . . . . . .   32,854,000    32,829,131
                                                 ------------
                                                  261,041,276
                                                 ------------
TOTAL ASSET BACKED COMMERCIAL PAPER               688,256,737
                                                 ------------

COMMERCIAL PAPER (33.3%)

BANKS - DOMESTIC (5.6%)
KBC Financial Products
International, Ltd. (c) (1.9%)
1.10%, 02/10/04. . . . . . . . . .   38,985,000    38,937,352
                                                 ------------
PB Finance (Delaware) (3.7%)
1.12%, 01/13/04. . . . . . . . . .    3,500,000     3,498,693
1.14%, 02/03/04. . . . . . . . . .   10,000,000     9,989,550
1.12%, 03/05/04. . . . . . . . . .   35,000,000    34,930,311
1.10%, 03/08/04. . . . . . . . . .   28,000,000    27,942,678
                                                 ------------
                                                   76,361,232
                                                 ------------
                                                  115,298,584
                                                 ------------

BANKS - FOREIGN (10.9%)
Abbey National N America LLC (2.4%)
1.08-1.09%, 01/05/04 . . . . . . .   50,000,000    49,993,973
                                                 ------------

20
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         GARTMORE GVIT MONEY MARKET FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                  PRINCIPAL      VALUE
--------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

BANKS - FOREIGN (CONTINUED)
HBOS Treasury Services (2.6%)
1.11%, 01/29/04 . . . . . . . . . .  $ 1,700,000  $  1,698,532
1.11%, 02/24/04 . . . . . . . . . .    1,200,000     1,198,002
1.11%, 02/25/04 . . . . . . . . . .      200,000       199,661
1.11%, 02/27/04 . . . . . . . . . .      400,000       399,297
1.11%, 03/08/04 . . . . . . . . . .      500,000       498,967
1.09%, 03/17/04 . . . . . . . . . .   20,000,000    19,953,979
1.10%, 03/18/04 . . . . . . . . . .    5,600,000     5,586,824
1.11%, 03/25/04 . . . . . . . . . .   16,000,000    15,958,560
1.10%, 04/07/04 . . . . . . . . . .    6,000,000     5,982,082
                                                  ------------
                                                    51,475,904
                                                  ------------

National Australia Funding (DE) (0.1%)
1.10%, 02/10/04 . . . . . . . . . .    1,200,000     1,198,533
                                                  ------------
Northern Rock PLC (c) (2.1%)
1.10%, 01/26/04 . . . . . . . . . .    9,000,000     8,993,125
1.13%, 03/29/04 . . . . . . . . . .   20,000,000    19,944,755
1.10%, 04/22/04 . . . . . . . . . .   15,000,000    14,948,667
                                                  ------------
                                                    43,886,547
                                                  ------------
Societe General North Americana (0.5%)
1.09%, 04/02/04 . . . . . . . . . .   10,000,000     9,972,144
                                                  ------------
UBS Finance (DE) LLC (0.8%)
0.95%, 01/02/04 . . . . . . . . . .   10,906,000    10,905,712
1.10%, 01/20/04 . . . . . . . . . .    3,750,000     3,747,823
1.10%, 02/12/04 . . . . . . . . . .    2,600,000     2,596,663
                                                  ------------
                                                    17,250,198
                                                  ------------
Westpac Capital Corp. (2.4%)
1.11%, 03/11/04 . . . . . . . . . .    3,000,000     2,993,525
1.10%, 04/07/04 . . . . . . . . . .    5,660,000     5,643,224
1.09%, 04/15/04 . . . . . . . . . .   40,000,000    39,872,834
                                                  ------------
                                                    48,509,583
                                                  ------------
                                                   222,286,882
                                                  ------------

BROKER/DEALER (2.7%)
Bear Stearns Co. (c) (1.5%)
1.07%, 02/09/04 . . . . . . . . . .   30,000,000    29,965,225
                                                  ------------
Citicorp Global Markets Holding, Inc. (1.2%)
1.05%, 01/09/04 . . . . . . . . . .   10,000,000     9,997,667
1.06%, 01/14/04 . . . . . . . . . .   14,727,000    14,721,363
                                                  ------------
                                                    24,719,030
                                                  ------------
                                                    54,684,255
                                                  ------------

BUILDING SOCIETY (7.2%)
Nationwide Building Society (3.7%)
1.10%, 01/06/04 . . . . . . . . . .   45,000,000    44,993,125
1.10%, 02/13/04 . . . . . . . . . .   30,000,000    29,960,583
                                                  ------------
                                                    74,953,708
                                                  ------------
Yorkshire Building Society (3.5%)
1.12%, 01/12/04 . . . . . . . . . .   16,500,000    16,494,353
1.10%, 02/09/04 . . . . . . . . . .   12,920,000    12,904,604
1.09%, 02/19/04 . . . . . . . . . .    8,150,000     8,137,909
1.10%, 03/01/04 . . . . . . . . . .    1,025,000     1,023,121
1.10%, 03/03/04 . . . . . . . . . .      900,000       898,295
1.10-1.12%, 03/17/04. . . . . . . .   11,400,000    11,373,275
1.12%, 03/25/04 . . . . . . . . . .   21,150,000    21,094,728
                                                  ------------
                                                    71,926,285
                                                  ------------
                                                   146,879,993
                                                  ------------

FINANCE - DIVERSIFIED (3.5%)
ABN Amro NA Finance, Inc.
(0.3%)1.11%, 02/03/04 . . . . . . .  $ 6,000,000  $  5,993,895
                                                  ------------
FPL Group Capital, Inc. (c)
(1.1%)1.08%, 01/05/04 . . . . . . .   23,400,000    23,397,192
                                                  ------------
General Electric Financial Assurance Corp. (c) (2.1%)
1.09%, 01/09/04 . . . . . . . . . .   13,000,000    12,996,851
1.10%, 01/13/04 . . . . . . . . . .   20,000,000    19,992,667
1.10%, 01/15/04 . . . . . . . . . .   10,000,000     9,995,722
                                                  ------------
                                                    42,985,240
                                                  ------------
                                                    72,376,327
                                                  ------------

INSURANCE (3.4%)
Allianz Finance Corp. (c) (2.7%)
1.10%, 01/09/04 . . . . . . . . . .   22,000,000    21,994,622
1.10%, 02/05/04 . . . . . . . . . .   32,987,000    32,951,722
                                                  ------------
                                                    54,946,344
                                                  ------------
ING America Insurance
Holdings (0.7%)
1.10%, 02/09/04 . . . . . . . . . .   15,000,000    14,982,125
                                                  ------------
                                                    69,928,469
                                                  ------------
TOTAL COMMERCIAL PAPER                             681,454,510
                                                  ------------

FLOATING RATE NOTES (B) (17.4%)

ASSET BACKED SECURITIES (8.6%)
K2 (USA) LLC (c) (2.5%)
1.11%, 01/27/04 . . . . . . . . . .    9,000,000     9,000,000
1.14%, 02/03/04 . . . . . . . . . .   40,000,000    40,000,000
                                                  ------------
                                                    49,000,000
                                                  ------------
Newcastle CDO, Ltd. (c) (0.7%)
1.15%, 09/24/04 . . . . . . . . . .   15,000,000    15,000,000
                                                  ------------
NorthLake CDO, Class I-MM (c) (1.2%)
1.28%, 03/06/04 . . . . . . . . . .   25,000,000    25,000,000
                                                  ------------
Premier Asset Collateralized Entity LLC (c) (1.0%)
1.09%, 08/20/04 . . . . . . . . . .   20,000,000    20,000,000
                                                  ------------
Sigma Finance Inc. (c) (2.0%)
1.06%, 05/28/04 . . . . . . . . . .   25,000,000    24,997,967
1.10%, 08/20/04 . . . . . . . . . .   15,000,000    14,998,574
                                                  ------------
                                                    39,996,541
                                                  ------------
Stanfield Victoria Funding LLC (c) (1.2%)
1.15%, 02/17/04 . . . . . . . . . .    9,000,000     9,000,000
1.11%, 08/13/04 . . . . . . . . . .   15,000,000    14,999,530
                                                  ------------
                                                    23,999,530
                                                  ------------
                                                   172,996,071
                                                  ------------

AUTO RECEIVABLES (0.5%)
Castle Hill III CLO Ltd. (c) (0.5%)
1.19%, 03/15/04 . . . . . . . . . .   10,000,000    10,000,000
                                                  ------------

BANKS - DOMESTIC (0.8%)
Wells Fargo & Co. (0.8%)
1.16%, 01/02/04 . . . . . . . . . .   17,000,000    17,000,000
                                                  ------------

BANKS - FOREIGN (2.6%)
HBOS Treasury Services (1.1%)
1.19%, 02/20/04 . . . . . . . . . .   22,000,000    22,000,000
                                                  ------------

21
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         GARTMORE GVIT MONEY MARKET FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION             PRINCIPAL                        VALUE
----------------------------------------------------------------------------
FLOATING RATE NOTES (B) (CONTINUED)

BANKS - FOREIGN (CONTINUED)
Northern Rock PLC (c) (1.5%)
1.15%, 01/16/04. . . . . . . .  $ 4,000,000                  $    4,000,000
1.17%, 01/16/04. . . . . . . .   15,000,000                      15,000,000
1.18%, 12/09/04. . . . . . . .   12,500,000                      12,500,000
                                                             ---------------
                                                                 31,500,000
                                                             ---------------
                                                                 53,500,000
                                                             ---------------

BROKER/DEALER (1.7%)
Goldman Sachs Group, Inc. (1.7%)
1.17%, 05/20/04. . . . . . . .   35,000,000                      35,000,000
                                                             ---------------

FINANCE - AUTOMOTIVE (1.8%)
American Honda Finance Corp. (1.8%)
1.12%, 02/20/04. . . . . . . .   17,000,000                      17,000,000
1.12%, 02/20/04. . . . . . . .   20,000,000                      20,000,000
                                                             ---------------
                                                                 37,000,000
                                                             ---------------

FINANCE - DIVERSIFIED (1.4%)
General Electric Capital Corp. (c) (1.4%)
1.25%, 01/09/04. . . . . . . .   21,000,000                      21,000,000
1.23%, 01/20/04. . . . . . . .    8,000,000                       8,000,000
                                                             ---------------
                                                                 29,000,000
                                                             ---------------
TOTAL FLOATING RATE NOTES                                       354,496,071
                                                             ---------------

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (6.5%)

FEDERAL HOME LOAN BANK (0.5%)
1.25%, 11/22/04. . . . . . . .   10,000,000                      10,000,000
                                                             ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (2.4%)
1.25%, 08/27/04. . . . . . . .   20,000,000                      20,000,000
1.50%, 11/16/04. . . . . . . .   30,000,000                      30,000,000
                                                             ---------------
                                                                 50,000,000
                                                             ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.6%)
1.20%, 08/13/04. . . . . . . .   20,000,000                      20,000,000
1.20%, 08/23/04. . . . . . . .   12,000,000                      12,000,000
1.30%, 08/30/04. . . . . . . .   30,000,000                      30,000,000
1.51%, 01/18/05. . . . . . . .   10,000,000                      10,000,000
                                                             ---------------
                                                                 72,000,000
                                                             ---------------
TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS                                          132,000,000
                                                             ---------------

CERTIFICATES OF DEPOSIT (4.9%)

BANKS - DOMESTIC (4.2%)
State Street Corp. (4.2%)
1.23%, 07/06/04. . . . . . . .   40,000,000                      40,000,000
1.14%, 07/09/04. . . . . . . .   20,000,000                      20,000,000
1.53%, 01/05/05. . . . . . . .   25,000,000                      25,000,000
                                                             ---------------
                                                                 85,000,000
                                                             ---------------

BANKS - FOREIGN (0.7%)
Westdeutsche Landesbank Giro (0.7%)
1.05%, 06/07/04. . . . . . . .    5,000,000                       5,000,000
1.21%, 08/31/04. . . . . . . .   10,000,000                      10,000,000
                                                             ---------------
                                                                 15,000,000
                                                             ---------------
TOTAL CERTIFICATES OF DEPOSIT                                   100,000,000
                                                             ---------------

TAXABLE MUNICIPAL BONDS (4.2%)

ELECTRIC UTILITY (2.8%)
South Carolina Public Service Authority (2.8%)
1.12%, 01/08/04. . . . . . . .  $ 5,380,000                  $    5,378,834
1.11%, 01/15/04. . . . . . . .   15,650,000                      15,643,244
1.10%, 01/22/04. . . . . . . .    5,000,000                       4,996,792
1.12%, 02/04/04. . . . . . . .   27,800,000                      27,770,593
1.09%, 02/11/04. . . . . . . .    2,006,000                       2,003,510
                                                             ---------------
                                                                 55,792,973
                                                             ---------------

GOVERNMENT AGENCY (1.4%)
Sunshine State Governmental Financing Commission (1.4%)
1.12%, 01/02/04. . . . . . . .    3,500,000                       3,499,891
1.13%, 01/15/04. . . . . . . .    7,200,000                       7,196,850
1.12%, 01/22/04. . . . . . . .   13,487,000                      13,478,189
1.14%, 03/10/04. . . . . . . .    5,000,000                       4,989,075
                                                             ---------------
                                                                 29,164,005
                                                             ---------------
TOTAL TAXABLE MUNICIPAL BONDS                                    84,956,978
                                                             ---------------

CORPORATE BONDS (0.1%)

FINANCIAL SERVICES (0.1%)
Brazilian Diversified Payment Rights (0.1%)
1.17%, 03/22/04. . . . . . . .    2,500,000                       2,500,000
                                                             ---------------
TOTAL CORPORATE BONDS                                             2,500,000
                                                             ---------------

TOTAL INVESTMENTS
(COST $2,043,664,296) (A) -100.0%                             2,043,664,296

LIABILITIES IN EXCESS
OF OTHER ASSETS -0.0%                                              (955,071)
                                                             ---------------

NET ASSETS - 100.0%                                           $2,042,709,225
                                                              ==============

--------------------------------------------------------------------------------
(a)  Cost  for federal income tax and financial reporting purposes are the same.
(b) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003. The maturity date represents the next reset date for the security.
(c) Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
See  notes  to  financial  statements.

22
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT MONEY MARKET FUND II
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                 PRINCIPAL       VALUE
--------------------------------------------------------------
COMMERCIAL PAPER (71.9%)

BANKS - DOMESTIC (3.4%)
State Street Corp.,
1.05%, 01/02/04 . . . . . . . . . .  $5,000,000  $  4,999,854
                                                 -------------

BANKS - FOREIGN (6.1%)
National Australia Funding (DE),
1.06%, 01/05/04 . . . . . . . . . .   4,000,000     3,999,529
UBS Finance (DE) LLC,
1.04%, 01/06/04 . . . . . . . . . .   5,000,000     4,999,278
                                                 -------------
                                                    8,998,807
                                                 -------------

BREWERY (3.4%)
Anheuser-Busch Cos., Inc. (b),
0.85%, 01/02/04 . . . . . . . . . .   5,000,000     4,999,882
                                                 -------------

BROKER/DEALERS (6.7%)
Bear Stearns Cos., Inc. (b),
1.08%, 01/05/04 . . . . . . . . . .   4,000,000     3,999,519
Citigroup Global Markets Holdings,
Inc., 1.08%, 01/02/04 . . . . . . .   2,000,000     1,999,940
Citigroup Global Markets Holdings,
Inc., 0.97%, 01/09/04 . . . . . . .   4,000,000     3,999,138
                                                 -------------
                                                    9,998,597
                                                 -------------

BUILDING SOCIETY (6.1%)
Nationwide Building Society,
1.10%, 01/06/04 . . . . . . . . . .   4,000,000     3,999,389
Yorkshire Building Society,
1.05%, 01/05/04 . . . . . . . . . .   5,000,000     4,999,417
                                                 -------------
                                                    8,998,806
                                                 -------------

ELECTRICAL EQUIPMENT (3.4%)
Johnson Controls, Inc. (b),
0.93%, 01/02/04 . . . . . . . . . .   5,000,000     4,999,871
                                                 -------------

FINANCE - AUTOMOTIVE (2.7%)
Toyota Motor Credit Corp. (b),
1.03%, 01/06/04 . . . . . . . . . .   4,000,000     3,999,428
                                                 -------------

FINANCE - CONSUMER SALES (6.0%)
American Express Credit Corp.,
1.05%, 01/06/04 . . . . . . . . . .   4,000,000     3,999,417
American General Finance Corp.,
0.97%, 01/05/04 . . . . . . . . . .   5,000,000     4,999,461
                                                 -------------
                                                    8,998,878
                                                 -------------

FINANCE - DIVERSIFIED (6.7%)
General Electric Capital Corp.,
1.05%, 01/06/04 . . . . . . . . . .   4,000,000     3,999,416
Rabobank USA Finance Corp.,
0.95%, 01/02/04 . . . . . . . . . .   6,000,000     5,999,841
                                                 -------------
                                                    9,999,257
                                                 -------------

HEAVY EQUIPMENT FINANCE (3.4%)
Cargill, Inc. (b), 0.93%, 01/02/04.   5,000,000     4,999,871
                                                 -------------

INSURANCE (2.6%)
ING America Insurance Holdings,
1.08%, 01/06/04 . . . . . . . . . .   3,814,000     3,813,428
                                                 -------------

MULTI-MEDIA (3.4%)
Gannett Co., 1.03%, 01/05/04. . . .   5,000,000     4,999,428
                                                 -------------

PHARMACEUTICAL/PERSONAL CARE (4.4%)
Abbott Laboratories (b),
0.85%, 01/05/04 . . . . . . . . . .   2,566,000     2,565,758
Pfizer, Inc. (b), 1.05%, 01/05/04 .   4,000,000     3,999,533
                                                 -------------
                                                    6,565,291
                                                 -------------

PRINTING & PUBLISHING (2.7%)
Scripps, E.W. Co. (b),
1.08%, 01/07/04 . . . . . . . . . .  $4,000,000  $  3,999,280
                                                 -------------

REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (4.1%)
Ventures Business Trust (b),
0.95%, 01/02/04 . . . . . . . . . .   6,000,000     5,999,842
                                                 -------------

RETAIL (3.4%)
Pitney Bowes, Inc. (b),
0.92%, 01/02/04 . . . . . . . . . .   5,000,000     4,999,872
                                                 -------------

TELECOMMUNICATIONS (3.4%)
BellSouth Corp. (b),
1.02%, 01/07/04 . . . . . . . . . .   5,000,000     4,999,150
                                                 -------------
TOTAL COMMERCIAL PAPER                            106,369,542
                                                 -------------

ASSET BACKED SECURITIES (21.4%)

AUTO RECEIVABLES (4.1%)
New Center Asset Trust,
0.97%, 01/02/04 . . . . . . . . . .   6,000,000     5,999,838
                                                 -------------

SECURITIES (6.1%)
Giro Funding Corp. (b),
0.85%, 01/02/04 . . . . . . . . . .   4,000,000     3,999,906
Three Pillars Funding Corp. (b),
0.97%, 01/02/04 . . . . . . . . . .   5,000,000     4,999,865
                                                 -------------
                                                    8,999,771
                                                 -------------

TRADE & TERM RECEIVABLES (11.2%)
Kitty Hawk Funding Corp. (b),
1.08%, 01/05/04 . . . . . . . . . .   4,543,000     4,542,455
Old Line Funding Corp. (b),
0.97%, 01/02/04 . . . . . . . . . .   6,000,000     5,999,838
Preferred Receivables Funding
Corp. (b), 0.95%, 01/02/04. . . . .   6,000,000     5,999,842
                                                 -------------
                                                   16,542,135
                                                 -------------
TOTAL ASSET BACKED SECURITIES                      31,541,744
                                                 -------------

U.S. GOVERNMENT AGENCIES (6.8%)

FEDERAL HOME LOAN BANK SYSTEM (3.4%)
Federal Home Loan Bank
System,0.75%, 01/05/04. . . . . . .   5,000,000     4,999,583
                                                 -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.4%)
Federal National Mortgage
Association,0.75%, 01/02/04 . . . .   5,000,000     4,999,896
                                                 -------------
TOTAL U.S. GOVERNMENT AGENCIES                      9,999,479
                                                 -------------

TOTAL INVESTMENTS
(COST $147,910,765) (A) - 100.1%                  147,910,765

LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.1)%                             (174,992)
                                                 -------------

NET ASSETS - 100.0%                              $147,735,773
                                                 =============

--------------------------------------------------------------------------------
(a)  Cost  for federal income tax and financial reporting purposes are the same.
(b) Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
See  notes  to  financial  statements.

23
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                     SHARES      VALUE
-------------------------------------------------------------
COMMON STOCKS (61.0%)

AEROSPACE/DEFENSE (1.0%)
Lockheed Martin Corp. . . . . . . . . .   17,500  $   899,500
Northrop Grumman Corp.. . . . . . . . .    4,200      401,520
Raytheon Co.. . . . . . . . . . . . . .   32,800      985,312
                                                  -----------
                                                    2,286,332
                                                  -----------

APPAREL (0.4%)
Nike, Inc., Class B . . . . . . . . . .   12,100      828,366
                                                  -----------

AUTO PARTS & EQUIPMENT (0.1%)
Lear Corp.. . . . . . . . . . . . . . .    4,500      275,985
                                                  -----------

AUTOMOBILES (0.2%)
Ford Motor Co.. . . . . . . . . . . . .   15,600      249,600
General Motors Corp.. . . . . . . . . .    5,700      304,380
                                                  -----------
                                                      553,980
                                                  -----------

BIOTECHNOLOGY (0.0%)
Human Genome Sciences, Inc. (b) . . . .    5,300       70,225
                                                  -----------

BROADCAST MEDIA/CABLE TELEVISION (1.7%)
E.W. Scripps Co., Class A . . . . . . .    4,200      395,388
Fox Entertainment Group, Inc. (b) . . .   26,400      769,560
Liberty Media Corp. (b) . . . . . . . .   10,400      123,656
Time Warner, Inc. (b) . . . . . . . . .   22,800      410,172
Viacom, Inc., Class B . . . . . . . . .   51,300    2,276,694
                                                  -----------
                                                    3,975,470
                                                  -----------

BUSINESS & CONSUMER SERVICES (0.7%)
Concord EFS, Inc. (b) . . . . . . . . .   33,900      503,076
eBay, Inc. (b). . . . . . . . . . . . .   16,700    1,078,653
                                                  -----------
                                                    1,581,729
                                                  -----------

BUSINESS SERVICES (0.1%)
Cendant Corp. . . . . . . . . . . . . .    5,300      118,031
Cintas Corp.. . . . . . . . . . . . . .    1,400       70,182
                                                  -----------
                                                      188,213
                                                  -----------

CHEMICALS/DIVERSIFIED (0.8%)
Air Products & Chemicals, Inc.. . . . .    4,300      227,169
Dow Chemical Co.. . . . . . . . . . . .      500       20,785
E.I. du Pont de Nemours Co. . . . . . .    1,100       50,479
Eastman Chemical Co.. . . . . . . . . .   12,800      505,984
PPG Industries, Inc.. . . . . . . . . .    3,700      236,874
Praxair, Inc. . . . . . . . . . . . . .   16,600      634,120
Rohm & Haas Co. . . . . . . . . . . . .    6,300      269,073
                                                  -----------
                                                    1,944,484
                                                  -----------

COMMUNICATION EQUIPMENT (0.5%)
Lucent Technologies, Inc. (b) . . . . .   40,800      115,872
QUALCOMM, Inc.. . . . . . . . . . . . .   13,700      738,841
Tellabs, Inc. (b) . . . . . . . . . . .   31,500      265,545
                                                  -----------
                                                    1,120,258
                                                  -----------

COMPUTER EQUIPMENT (2.2%)
Dell, Inc. (b). . . . . . . . . . . . .   27,800      944,088
EMC Corp. (b) . . . . . . . . . . . . .   40,900      528,428
Hewlett-Packard Co. . . . . . . . . . .   62,000    1,424,140
International Business Machines Corp. .   19,800    1,835,064
Juniper Networks, Inc. (b). . . . . . .   11,800      220,424
Lexmark International, Inc. (b) . . . .      500       39,320
Sun Microsystems, Inc. (b). . . . . . .    4,000       17,960
                                                  -----------
                                                    5,009,424
                                                  -----------

COMPUTER SOFTWARE & SERVICES (5.0%)
BMC Software, Inc. (b). . . . . . . . .    1,000  $    18,650
Cisco Systems, Inc. (b) . . . . . . . .  138,500    3,364,165
Computer Sciences Corp. (b) . . . . . .   13,500      597,105
First Data Corp.. . . . . . . . . . . .   25,500    1,047,795
Mercury Interactive Corp. (b) . . . . .   12,200      593,408
Microsoft Corp. . . . . . . . . . . . .  143,700    3,957,498
NCR Corp. (b) . . . . . . . . . . . . .   12,800      496,640
Oracle Corp. (b). . . . . . . . . . . .   32,000      422,400
SunGard Data Systems, Inc. (b). . . . .   24,500      678,895
Take-Two Interactive Software, Inc. (b)    7,300      210,313
VERITAS Software Corp. (b). . . . . . .    7,100      263,836
                                                  -----------
                                                   11,650,705
                                                  -----------

CONGLOMERATES (1.8%)
ITT Industries, Inc.. . . . . . . . . .    5,500      408,155
Johnson Controls, Inc.. . . . . . . . .    9,500    1,103,140
Tyco International Ltd. . . . . . . . .   59,700    1,582,050
United Technologies Corp. . . . . . . .   12,800    1,213,056
                                                  -----------
                                                    4,306,401
                                                  -----------

CONSTRUCTION & BUILDING MATERIALS (0.3%)
Centex Corp.. . . . . . . . . . . . . .    3,400      366,010
Masco Corp. . . . . . . . . . . . . . .   14,700      402,927
                                                  -----------
                                                      768,937
                                                  -----------

CONSUMER/NON-CYCLICAL (0.7%)
Gillette Co.. . . . . . . . . . . . . .   43,800    1,608,774
                                                  -----------

CONSUMER DURABLE (0.0%)
Black & Decker Corp.. . . . . . . . . .    1,400       69,048
                                                  -----------

CONSUMER PRODUCTS (1.3%)
Procter & Gamble Co.. . . . . . . . . .   29,300    2,926,484
                                                  -----------

DIVERSIFIED MANUFACTURING OPERATIONS (0.2%)
Cooper Industries Ltd., Class A . . . .    5,300      307,029
Ingersoll-Rand Co.. . . . . . . . . . .      200       13,576
SPX Corp. (b) . . . . . . . . . . . . .    1,600       94,096
                                                  -----------
                                                      414,701
                                                  -----------

DRUGS (5.0%)
Abbott Laboratories . . . . . . . . . .    8,000      372,800
Amgen, Inc. (b) . . . . . . . . . . . .   27,400    1,693,320
Bristol-Myers Squibb Co.. . . . . . . .    9,100      260,260
Eli Lilly & Co. . . . . . . . . . . . .   29,600    2,081,768
Forest Laboratories, Inc. (b) . . . . .   15,300      945,540
Johnson & Johnson, Inc. . . . . . . . .   22,500    1,162,350
Merck & Co., Inc. . . . . . . . . . . .   29,400    1,358,280
Pfizer, Inc.. . . . . . . . . . . . . .  106,600    3,766,178
                                                  -----------
                                                   11,640,496
                                                  -----------

ELECTRICAL EQUIPMENT (2.4%)
Eaton Corp. . . . . . . . . . . . . . .    2,000      215,960
General Electric Co.. . . . . . . . . .  172,300    5,337,854
                                                  -----------
                                                    5,553,814
                                                  -----------

ELECTRICAL SERVICES (1.6%)
American Electric Power Co., Inc. . . .   15,300      466,803
Consolidated Edison, Inc. . . . . . . .    4,100      176,341
Edison International (b). . . . . . . .   18,200      399,126
Entergy Corp. . . . . . . . . . . . . .    6,400      365,632
PG&E Corp. (b). . . . . . . . . . . . .   26,800      744,236

24
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)

ELECTRICAL SERVICES (CONTINUED)
Pinnacle West Capital Corp.. . . . . . .   12,100  $   484,242
PPL Corp.. . . . . . . . . . . . . . . .   11,500      503,125
Scana Corp.. . . . . . . . . . . . . . .    2,500       85,625
TXU Corp.. . . . . . . . . . . . . . . .      200        4,744
Xcel Energy, Inc.. . . . . . . . . . . .   32,900      558,642
                                                   -----------
                                                     3,788,516
                                                   -----------

FINANCIAL (5.8%)
Cit Group, Inc.. . . . . . . . . . . . .   10,600      381,070
Citigroup, Inc.. . . . . . . . . . . . .  100,300    4,868,562
Countrywide Credit Industries, Inc.. . .   13,733    1,041,648
Fannie Mae . . . . . . . . . . . . . . .   21,000    1,576,260
First Tennessee National Corp. . . . . .    3,200      141,120
Freddie Mac. . . . . . . . . . . . . . .   23,800    1,388,016
Goldman Sachs Group, Inc.. . . . . . . .   13,400    1,322,982
Legg Mason, Inc. . . . . . . . . . . . .    1,000       77,180
MBNA Corp. . . . . . . . . . . . . . . .   12,500      310,625
Merrill Lynch & Co., Inc.. . . . . . . .    3,600      211,140
Morgan Stanley . . . . . . . . . . . . .   33,400    1,932,858
Schwab (Charles) Corp. . . . . . . . . .   24,500      290,080
Washington Mutual, Inc.. . . . . . . . .    5,800      232,696
                                                   -----------
                                                    13,774,237
                                                   -----------

FINANCIAL/BANKS (3.5%)
Bank of America Corp.. . . . . . . . . .   19,500    1,568,385
Capital One Financial Corp.. . . . . . .    8,800      539,352
Compass Bancshares, Inc. . . . . . . . .    1,100       43,241
FleetBoston Financial Corp.. . . . . . .   23,200    1,012,680
GreenPoint Financial Corp. . . . . . . .   12,100      427,372
KeyCorp. . . . . . . . . . . . . . . . .   15,900      466,188
SunTrust Banks, Inc. . . . . . . . . . .   19,100    1,365,650
U.S. Bancorp . . . . . . . . . . . . . .   76,300    2,272,214
Wachovia Corp. . . . . . . . . . . . . .   10,700      498,513
                                                   -----------
                                                     8,193,595
                                                   -----------

FOOD & BEVERAGE (1.7%)
Coca-Cola Co. (The). . . . . . . . . . .   61,400    3,116,050
General Mills, Inc.. . . . . . . . . . .    1,400       63,420
Kellogg Co.. . . . . . . . . . . . . . .    6,100      232,288
PepsiCo, Inc.. . . . . . . . . . . . . .    5,900      275,058
Sara Lee Corp. . . . . . . . . . . . . .   11,200      243,152
SYSCO Corp.. . . . . . . . . . . . . . .    3,300      122,859
                                                   -----------
                                                     4,052,827
                                                   -----------

HEALTHCARE (2.6%)
Anthem, Inc. (b) . . . . . . . . . . . .    8,100      607,500
Baxter International, Inc. . . . . . . .   18,700      570,724
Boston Scientific Corp. (b). . . . . . .    4,500      165,420
Gilead Sciences, Inc. (b). . . . . . . .    4,000      232,560
Guidant Corp.. . . . . . . . . . . . . .   29,100    1,751,820
HCA-The Healthcare Co. . . . . . . . . .   10,600      455,376
MedImmune, Inc. (b). . . . . . . . . . .    9,900      251,460
Sepracor, Inc. (b) . . . . . . . . . . .    9,000      215,370
UnitedHealth Group, Inc. . . . . . . . .    2,600      151,268
WellPoint Health Networks, Inc. (b). . .    2,200      213,378
Wyeth. . . . . . . . . . . . . . . . . .   32,400    1,375,380
                                                   -----------
                                                     5,990,256
                                                   -----------

INSURANCE (3.0%)
Aetna, Inc.. . . . . . . . . . . . . . .    9,300      628,494
Allstate Corp. (The) . . . . . . . . . .   43,600    1,875,672
AMBAC Financial Group, Inc.. . . . . . .   13,900      964,521
American International Group, Inc. . . .   13,100      868,268
CIGNA Corp.. . . . . . . . . . . . . . .    9,500      546,250
Hartford Financial Services Group, Inc..   18,200    1,074,346
MBIA, Inc. . . . . . . . . . . . . . . .    8,400      497,532
Protective Life Corp.. . . . . . . . . .    2,800       94,752
St. Paul Cos., Inc.. . . . . . . . . . .    4,300      170,495
Torchmark Corp.. . . . . . . . . . . . .    2,100       95,634
UnumProvident Corp.. . . . . . . . . . .   12,300      193,971
                                                   -----------
                                                     7,009,935
                                                   -----------

LEISURE & AMUSEMENTS (0.4%)
Walt Disney Co. (The). . . . . . . . . .   43,000    1,003,190
                                                   -----------

LEISURE PRODUCTS (0.6%)
Carnival Corp. . . . . . . . . . . . . .    8,000      317,840
Hasbro, Inc. . . . . . . . . . . . . . .   11,800      251,104
Mattel, Inc. . . . . . . . . . . . . . .   42,200      813,194
                                                   -----------
                                                     1,382,138
                                                   -----------

METALS & MINING (0.8%)
Alcoa, Inc.. . . . . . . . . . . . . . .   28,700    1,090,600
United States Steel Corp.. . . . . . . .   21,200      742,424
                                                   -----------
                                                     1,833,024
                                                   -----------

MOTORCYCLE MANUFACTURERS (0.3%)
Harley-Davidson, Inc.. . . . . . . . . .   16,500      784,245
                                                   -----------

OFFICE EQUIPMENT & SERVICES (0.3%)
3M Co. . . . . . . . . . . . . . . . . .    7,500      637,725
                                                   -----------

OIL & GAS (3.7%)
Anadarko Petroleum Corp. . . . . . . . .   10,800      550,908
Baker Hughes, Inc. . . . . . . . . . . .   11,600      373,056
ChevronTexaco Corp.. . . . . . . . . . .   14,400    1,244,016
ConocoPhillips . . . . . . . . . . . . .   23,900    1,567,123
Cooper Cameron Corp. (b) . . . . . . . .   10,000      466,000
Devon Energy Corp. . . . . . . . . . . .   14,600      835,996
Dynegy, Inc. (b) . . . . . . . . . . . .   45,500      194,740
El Paso Corp.. . . . . . . . . . . . . .    9,100       74,529
Exxon Mobil Corp.. . . . . . . . . . . .   55,200    2,263,200
Pride International, Inc. (b). . . . . .   13,100      244,184
Rowan Cos., Inc. (b) . . . . . . . . . .   17,100      396,207
Unocal Corp. . . . . . . . . . . . . . .    3,200      117,856
Valero Energy Corp.. . . . . . . . . . .    4,700      217,798
                                                   -----------
                                                     8,545,613
                                                   -----------

PAPER & FOREST PRODUCTS (0.2%)
Bowater, Inc.. . . . . . . . . . . . . .    7,800      361,218
Georgia Pacific Corp.. . . . . . . . . .    3,800      116,546
                                                   -----------
                                                       477,764
                                                   -----------

PRINTING & PUBLISHING (0.6%)
Gannett Co., Inc.. . . . . . . . . . . .   10,000      891,600
McGraw-Hill Companies, Inc. (The). . . .    2,100      146,832
Tribune Co.. . . . . . . . . . . . . . .    5,500      283,800
                                                   -----------
                                                     1,322,232
                                                   -----------

PROPERTY/CASUALTY INSURANCE (0.3%)
Travelers Property Casualty Corp.,
Class A. . . . . . . . . . . . . . . . .   39,100      656,098
                                                   -----------

25
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                        SHARES       VALUE
------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

RAILROADS (0.3%)
Burlington Northern Santa Fe Corp. . . .       1,400  $     45,290
CSX Corp.. . . . . . . . . . . . . . . .       1,600        57,504
Norfolk Southern Corp. . . . . . . . . .      13,100       309,815
Union Pacific Corp.. . . . . . . . . . .       3,800       264,024
                                                      ------------
                                                           676,633
                                                      ------------

REAL ESTATE (0.3%)
CarrAmerica Realty Corp. . . . . . . . .       3,000        89,340
Highwood Properties, Inc.. . . . . . . .       1,100        27,940
ProLogis . . . . . . . . . . . . . . . .       9,500       304,855
Rouse Co.. . . . . . . . . . . . . . . .       3,600       169,200
                                                      ------------
                                                           591,335
                                                      ------------

RESTAURANTS (0.4%)
McDonald's Corp. . . . . . . . . . . . .      35,600       883,948
                                                      ------------

RETAIL (4.2%)
Abercrombie & Fitch Co. (b). . . . . . .       7,000       172,970
Bed, Bath & Beyond, Inc. (b) . . . . . .       5,800       251,430
CVS Corp.. . . . . . . . . . . . . . . .      28,200     1,018,584
Family Dollar Stores, Inc. . . . . . . .       5,300       190,164
Federated Department Stores, Inc.. . . .       9,400       443,022
Gap, Inc.. . . . . . . . . . . . . . . .      21,300       494,373
Home Depot, Inc. . . . . . . . . . . . .      54,300     1,927,107
Jones Apparel Group, Inc.. . . . . . . .      18,700       658,801
Kohl's Corp. (b) . . . . . . . . . . . .      15,800       710,052
Lowe's Companies, Inc. . . . . . . . . .       9,300       515,127
Target Corp. . . . . . . . . . . . . . .      16,300       625,920
Wal-Mart Stores, Inc.. . . . . . . . . .      43,100     2,286,455
Yum! Brands, Inc. (b). . . . . . . . . .      16,500       567,600
                                                      ------------
                                                         9,861,605
                                                      ------------

SEMICONDUCTORS (2.7%)
Altera Corp. (b) . . . . . . . . . . . .      31,200       708,240
Analog Devices, Inc. . . . . . . . . . .      13,200       602,580
Intel Corp.. . . . . . . . . . . . . . .      52,200     1,680,840
Intersil Holding Corp., Class A. . . . .       5,800       144,130
Maxim Integrated Products, Inc.. . . . .         300        14,940
Micron Technology, Inc. (b). . . . . . .      13,800       185,886
Novellus Systems, Inc. (b) . . . . . . .      10,800       454,140
QLogic Corp. (b) . . . . . . . . . . . .       5,900       304,440
Texas Instruments, Inc.. . . . . . . . .      35,500     1,042,990
Xilinx, Inc. (b) . . . . . . . . . . . .      27,100     1,049,854
                                                      ------------
                                                         6,188,040
                                                      ------------

TELECOMMUNICATIONS (2.1%)
Bellsouth Corp.. . . . . . . . . . . . .       6,900       195,270
Nextel Communications, Inc., Class A (b)      12,800       359,168
Qwest Communications International,
Inc. (b) . . . . . . . . . . . . . . . .      19,100        82,512
SBC Communications, Inc. . . . . . . . .      64,800     1,689,336
Sprint Corp. (PCS Group) (b) . . . . . .      52,000       292,240
Verizon Communications, Inc. . . . . . .      66,600     2,336,328
                                                      ------------
                                                         4,954,854
                                                      ------------

TOBACCO (1.0%)
Altria Group, Inc. . . . . . . . . . . .      41,100     2,236,662
                                                      ------------

TRANSPORTATION SERVICES (0.2%)
United Parcel Service, Inc., Class B . .       4,800       357,840
                                                      ------------
TOTAL COMMON STOCKS                                    141,976,138
                                                      ------------

SECURITY DESCRIPTION                       PRINCIPAL       VALUE
------------------------------------------------------------------
COMMERCIAL PAPERS (6.7%)

FINANCIAL SERVICES (6.7%)
Amsterdam Funding Corp.,
1.08%, 02/05/04. . . . . . . . . . . . .  $1,450,000  $  1,448,188
Banque Et Caisse D'Epargne,
1.07%, 01/20/04. . . . . . . . . . . . .   1,800,000     1,799,064
Cafco LLC, 1.08%, 02/11/04 . . . . . . .   1,400,000     1,398,278
CBA (DE) Finance, 1.08%, 02/17/04. . . .   1,450,000     1,447,965
CXC, Inc., 1.09%, 01/06/04 . . . . . . .   1,800,000     1,800,000
Eureka Securitization, Inc.,
1.09%, 01/07/04. . . . . . . . . . . . .   1,600,000     1,599,760
HSH Nordbank, 1.08%, 02/12/04. . . . . .   1,550,000     1,548,047
Nordea North America, Inc.,
1.08%, 02/17/04. . . . . . . . . . . . .   1,450,000     1,447,965
Sheffield Receivables Corp.,
1.09%, 01/16/04 (d). . . . . . . . . . .   1,400,000     1,399,364
Svenska Handelsbanken,
1.08%, 02/11/04. . . . . . . . . . . . .   1,700,000     1,697,994
                                                      ------------
TOTAL COMMERCIAL PAPERS                                 15,586,625
                                                      ------------

CORPORATE BONDS (13.5%)

AEROSPACE/DEFENSE (0.1%)
Boeing Co., 6.13%, 02/15/33. . . . . . .      35,000        35,116
General Dynamics Corp.,
2.13%, 05/15/06. . . . . . . . . . . . .     165,000       164,043
                                                      ------------
                                                           199,159
                                                      ------------

AUTO RELATED (0.6%)
Ford Motor Credit Co.,7.38%,
10/28/09 . . . . . . . . . . . . . . . .     200,000       219,632
Ford Motor Credit Co., 7.38%,
02/01/11 . . . . . . . . . . . . . . . .     330,000       359,680
Ford Motor Credit Co., 7.00%,
10/01/13 . . . . . . . . . . . . . . . .     405,000       427,146
General Motors Acceptance Corp.,
6.13%, 01/22/08. . . . . . . . . . . . .     336,000       360,608
                                                      ------------
                                                         1,367,066
                                                      ------------

AUTOMOTIVE PARTS AND SUPPLIES (0.1%)
Breed Technologies, Inc.,
0.00%, 04/15/08 (e) (f) (g). . . . . . .     125,000             0
Delphi Corp., 6.50%, 08/15/13. . . . . .     160,000       168,025
Lear Corp., 8.11%, 05/15/09. . . . . . .      75,000        88,219
                                                      ------------
                                                           256,244
                                                      ------------

BANKS (2.2%)
Abbey National Capital Trust I,
8.96%, 12/29/49. . . . . . . . . . . . .      45,000        59,750
ABN Amro Holding NA,
6.52%, 12/31/49 (d). . . . . . . . . . .     160,000       173,053
ANZ Capital Trust I,
5.36%, 12/29/49 (d). . . . . . . . . . .     440,000       439,213
Banc One Corp., 7.88%, 08/01/10. . . . .      25,000        30,030
Bank of America Corp.,
3.25%, 08/15/08. . . . . . . . . . . . .     250,000       246,963
Bank One Capital III, 8.75%,
09/01/30 . . . . . . . . . . . . . . . .      30,000        39,419
Barclays Bank PLC, 8.55%,
09/29/49 (d) . . . . . . . . . . . . . .     175,000       215,003
BB&T Corp., 5.20%, 12/23/15. . . . . . .     120,000       118,958
BNP Paribas Capital Trust,
9.00%, 12/29/49 (d). . . . . . . . . . .     165,000       206,528
Cadets Trust 2003-1, 4.80%,
07/15/13 (d) . . . . . . . . . . . . . .     110,000       105,031
Capital One Bank, 4.88%, 05/15/08. . . .     125,000       128,644
HBOS PLC, 5.38%, 11/29/49 (d). . . . . .     475,000       473,547
HSBC Capital Funding LP,
9.55%, 12/29/49 (d). . . . . . . . . . .     265,000       336,765

26
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       PRINCIPAL     VALUE
-----------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

BANKS (CONTINUED)
HSBC Capital Funding LP,
4.61%, 12/29/49 (d) . . . . . . . . . . .  $   95,000  $   89,490
KBC Bank Funding Trust III,
9.86%, 11/29/49 (d) . . . . . . . . . . .     195,000     247,150
National City Bank, 6.20%, 12/15/11 . . .     130,000     141,781
Popular North America, Inc.,
4.25%, 04/01/08 . . . . . . . . . . . . .      75,000      76,356
Rabobank Capital Fund II,
5.26%, 12/29/49 (d) . . . . . . . . . . .     365,000     365,505
RBS Capital Trust I, 4.08%, 12/29/49. . .     330,000     315,531
RBS Capital Trust II, 6.43%, 12/29/49 . .      95,000      96,014
Royal Bank of Scotland, 7.65%, 08/31/49.       45,000      53,694
Standard Chartered Bank,
8.00%, 05/30/31 (d) . . . . . . . . . . .     140,000     169,174
Suntrust Bank, 2.50%, 11/01/06. . . . . .     275,000     275,557
Swedbank, 9.00%, 12/29/49 (d) . . . . . .      60,000      73,871
U.S. Bank NA Minnesota,
6.50%, 02/01/08 . . . . . . . . . . . . .     200,000     222,606
Wells Fargo Co., 5.13%, 09/01/12. . . . .      40,000      40,871
Wells Fargo Co., 5.00%, 11/15/14. . . . .      40,000      39,828
Westpac Capital Trust III,
5.82%, 12/29/49 (d) . . . . . . . . . . .     260,000     268,338
Zions Bancorp, 6.00%, 09/15/15. . . . . .     120,000     125,820
                                                       ----------
                                                        5,174,490
                                                       ----------

BROADCAST MEDIA/CABLE TELEVISION (0.4%)
AOL Time Warner, Inc.,
7.63%, 04/15/31 . . . . . . . . . . . . .     160,000     184,603
AOL Time Warner, Inc.,
7.70%, 05/01/32 . . . . . . . . . . . . .     110,000     128,382
British Sky Broadcasting, 8.20%,
07/15/09. . . . . . . . . . . . . . . . .      25,000      29,763
Comcast Corp., 6.50%, 01/15/15. . . . . .     225,000     244,129
Echostar DBS Corp., 6.38%,
10/01/11 (d). . . . . . . . . . . . . . .      35,000      35,875
Liberty Media Corp., 5.70%, 05/15/13. . .      45,000      45,507
Mediacom LLC/Cap Corp.,
9.50%, 01/15/13 . . . . . . . . . . . . .      35,000      37,100
Medianews Group, Inc.,
6.88%, 10/01/13 (d) . . . . . . . . . . .      45,000      45,788
News America, Inc., 8.88%, 04/26/23 . . .     100,000     128,195
                                                       ----------
                                                          879,342
                                                       ----------

BUILDING - RESIDENTIAL/COMMERCIAL (0.0%)
D.R. Horton, Inc., 8.50%, 04/15/12. . . .      30,000      33,900
Pulte Homes, Inc., 6.38%, 05/15/33. . . .      15,000      14,601
Standard Pacific Corp., 6.88%, 05/15/11.       45,000      46,575
                                                       ----------
                                                           95,076
                                                       ----------
CHEMICALS/DIVERSIFIED (0.2%)
Dow Chemical Co., 6.00%, 10/01/12 . . . .     115,000     121,053
Dow Chemical Co., 7.38%, 11/01/29 . . . .      25,000      27,954
Huntsman International LLC,
9.88%, 03/01/09 . . . . . . . . . . . . .      35,000      38,325
ICI Wilmington, 5.63%, 12/01/13 . . . . .     175,000     175,843
Lyondell Chemical Co.,
10.88%, 05/01/09. . . . . . . . . . . . .      70,000      71,750
Polyone Corp., 10.63%, 05/15/10 . . . . .      65,000      65,000
                                                       ----------
                                                          499,925
                                                       ----------

COMMERCIAL SERVICES (0.0%)
Iron Mountain, Inc.,  6.63%, 01/01/16 . .      35,000      34,038
                                                       ----------

COMPUTER SOFTWARE & SERVICES (0.1%)
Electronic Data Systems,
6.00%, 08/01/13 . . . . . . . . . . . . .     105,000     103,177
Unisys Corp., 6.88%, 03/15/10 . . . . . .      40,000      43,300
                                                       ----------
                                                          146,477
                                                       ----------

CONTAINERS (0.1%)
Crown Euro Holdings SA,
9.50%, 03/01/11 . . . . . . . . . . . . .      40,000      45,300
Owens-Brockway Glass Container,
7.75%, 05/15/11 . . . . . . . . . . . . .      30,000      32,213
Owens-Brockway Glass Container,
8.88%, 02/15/09 (d) . . . . . . . . . . .      75,000      82,218
                                                       ----------
                                                          159,731
                                                       ----------

CRUDE PETROLEUM AND NATURAL GAS (0.1%)
Occidental Petroleum Corp.,
7.65%, 02/15/06 . . . . . . . . . . . . .      75,000      82,186
Peabody Energy Corp., 6.88%, 03/15/13 . .      35,000      36,925
                                                       ----------
                                                          119,111
                                                       ----------

DIVERSIFIED MANUFACTURING OPERATIONS (0.2%)
Bombardier, Inc., 6.75%, 05/01/12 (d) . .      55,000      60,088
Hutchison Whamp International Ltd.,
6.25%, 01/24/14 (d) . . . . . . . . . . .     175,000     177,692
Tyco International Group SA,
6.00%, 11/15/13 (d) . . . . . . . . . . .     230,000     236,899
                                                       ----------
                                                          474,679
                                                       ----------

ELECTRICAL SERVICES (1.3%)
AEP Texas Central Co., 5.50%, 02/15/13. .      40,000      40,976
AEP Texas North Co., 5.50%, 03/01/13. . .     148,000     151,623
Alabama Power Co., 2.80%, 12/01/06. . . .     130,000     130,539
Arizona Pub Service Co., 4.65%, 05/15/15.      80,000      75,168
Calpine Corp., 8.75%, 07/15/13 (d). . . .      45,000      43,875
Columbus Southern Power,
5.50%, 03/01/13 . . . . . . . . . . . . .      40,000      41,422
Consolidated Edison Co. NY,
5.63%, 07/01/12 . . . . . . . . . . . . .     250,000     265,399
Constellation Energy Group,
6.35%, 04/01/07 . . . . . . . . . . . . .      35,000      38,305
Constellation Energy Group,
4.55%, 06/15/15 . . . . . . . . . . . . .      20,000      18,386
Consumers Energy Co.,
5.38%, 04/15/13 (d) . . . . . . . . . . .     120,000     120,555
Consumers Energy Co.,
6.00%, 02/15/14 (d) . . . . . . . . . . .      85,000      88,574
Dominion Resources, Inc.,
8.13%, 06/15/10 . . . . . . . . . . . . .     135,000     161,939
Dominion Resources, Inc.,
5.00%, 03/15/13 . . . . . . . . . . . . .     195,000     194,092
DTE Energy Co., 6.38%, 04/15/33 . . . . .      40,000      39,180
Duke Capital Corp., 6.25%, 02/15/13 . . .      65,000      68,564
Duke Energy Corp., 3.75%, 03/05/08 (d). .     195,000     196,525
Firstenergy Corp., 7.38%, 11/15/31. . . .      70,000      71,608
General Electric Co., 5.00%, 02/01/13 . .     445,000     450,043
Midamerican Energy Co.,
6.75%, 12/30/31 . . . . . . . . . . . . .      50,000      54,123
Pacificorp, 4.30%, 09/15/08 . . . . . . .     125,000     127,681
Pepco Holdings, Inc., 6.45%, 08/15/12 . .      70,000      76,348
Pepco Holdings, Inc., 7.45%, 08/15/32 . .      60,000      68,421
Progress Energy, Inc.,7.10%, 03/01/11 . .     105,000     118,296

27
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                   PRINCIPAL     VALUE
-------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL SERVICES (CONTINUED)
Reliant Resources, Inc.,
9.50%, 07/15/13 (d) . . . . . . . . .  $   65,000  $   69,550
TXU Australia Holdings,
6.15%, 11/15/13 (d) . . . . . . . . .     130,000     132,500
TXU Energy Co.,
7.00%, 03/15/13 . . . . . . . . . . .     100,000     110,600
Virginia Electric & Power,
4.50%, 12/15/10 . . . . . . . . . . .      30,000      30,249
                                                   ----------
                                                    2,984,541
                                                   ----------

FINANCIAL PRODUCTS/SERVICES (1.3%)
American General Finance Corp.,
3.00%, 11/15/06 . . . . . . . . . . .     315,000     317,016
American General Finance Corp.,
4.50%, 11/15/07 . . . . . . . . . . .     330,000     344,297
Anadarko Finance Co.,
7.50%, 05/01/31 . . . . . . . . . . .      45,000      52,717
Arch Western Finance,
6.75%, 07/01/13 (d) . . . . . . . . .      40,000      41,100
Associates Corporation of North America,
6.95%, 11/01/18 . . . . . . . . . . .     100,000     114,919
Citigroup, Inc., 7.25%, 10/01/10. . .     205,000     238,939
General Electric Capital Corp.,
5.88%, 02/15/12 . . . . . . . . . . .     190,000     204,200
General Electric Capital Corp.,
5.45%, 01/15/13 . . . . . . . . . . .      65,000      67,621
General Electric Capital Corp.,
6.75%, 03/15/32 . . . . . . . . . . .      50,000      55,356
Goldman Sachs Group, Inc.,
6.60%, 01/15/12 . . . . . . . . . . .     155,000     173,217
Goldman Sachs Group, Inc.,
4.75%, 07/15/13 . . . . . . . . . . .     220,000     214,406
Goldman Sachs Group, Inc.,
6.13%, 02/15/33 . . . . . . . . . . .      55,000      55,387
Household Finance Corp.,
6.50%, 11/15/08 . . . . . . . . . . .      80,000      89,180
Household Finance Corp.,
4.13%, 12/15/08 . . . . . . . . . . .     370,000     373,236
Istar Financial, Inc., 6.00%,
12/15/10. . . . . . . . . . . . . . .     115,000     117,300
Morgan Stanley Capital I,
6.22%, 06/03/30 . . . . . . . . . . .     255,698     266,927
National Rural Utilities,
3.88%, 02/15/08 . . . . . . . . . . .     110,000     111,383
National Rural Utilities,
7.25%, 03/01/12 . . . . . . . . . . .      50,000      58,259
Washington Mutual, Inc.,
4.00%, 01/15/09 . . . . . . . . . . .     230,000     230,399
                                                   ----------
                                                    3,125,859
                                                   ----------

FOOD & BEVERAGE (0.1%)
Coca-Cola Enterprises, Inc.,
5.38%, 08/15/06 . . . . . . . . . . .     130,000     139,569
Sabmiller PLC, 6.63%,
08/15/33 (d). . . . . . . . . . . . .      60,000      63,433
                                                   ----------
                                                      203,002
                                                   ----------

HEALTHCARE (0.1%)
HCA Inc., 5.25%, 11/06/08 . . . . . .     230,000     234,402
Medex, Inc., 8.88%, 05/15/13 (d). . .      15,000      16,125
Tenet Healthcare Corp.,
5.00%, 07/01/07 . . . . . . . . . . .      50,000      48,375
                                                   ----------
                                                      298,902
                                                   ----------

INSURANCE (0.4%)
AXA, 8.60%, 12/15/30. . . . . . . . .     235,000     296,215
Commerce Group, Inc.,
5.95%, 12/09/13 . . . . . . . . . . .     170,000     172,407
ING Cap Funding Trust III,
8.44%, 12/29/49 . . . . . . . . . . .     140,000     169,472
Prudential Holdings LLC,
8.70%, 12/18/23 (d) . . . . . . . . .      55,000      67,878
QBE Insurance Group Ltd.,
5.65%, 07/01/23 (d) . . . . . . . . .      90,000      85,770
UnitedHealth Group, Inc.,
3.30%, 01/30/08 . . . . . . . . . . .     175,000     174,195
                                                   ----------
                                                      965,937
                                                   ----------

LEISURE & AMUSEMENTS (0.0%)
Harrahs Operating Co., Inc.,
5.38%, 12/15/13 (d) . . . . . . . . .      80,000      79,419
                                                   ----------

MOTOR VEHICLES (0.6%)
Daimler Chrysler NA Holding Corp.,
4.75%, 01/15/08 . . . . . . . . . . .     125,000     127,892
Daimler Chrysler NA Holding Corp.,
4.05%, 06/04/08 . . . . . . . . . . .      95,000      94,353
Daimler Chrysler NA Holding Corp.,
6.50%, 11/15/13 . . . . . . . . . . .     160,000     168,546
Daimler Chrysler NA Holding Corp.,
8.50%, 01/18/31 . . . . . . . . . . .      25,000      29,870
General Motors Corp.,
7.20%, 01/15/11 . . . . . . . . . . .     185,000     203,405
General Motors Corp.,
8.25%, 07/15/23 . . . . . . . . . . .      90,000     102,187
General Motors Corp.,
8.38%, 07/15/33 . . . . . . . . . . .     255,000     296,006
Hyundai Motor Manufacturing Alabama,
5.30%, 12/19/08 . . . . . . . . . . .     230,000     230,688
TRW Automotive, Inc.,
9.38%, 02/15/13 . . . . . . . . . . .      45,000      51,413
                                                   ----------
                                                    1,304,360
                                                   ----------

NATURAL GAS TRANSMISSION (0.0%)
TransCanada Pipelines Ltd.,
8.63%, 05/15/12 . . . . . . . . . . .      35,000      43,678
Transcontinental Gas Pipeline Corp.,
8.88%, 07/15/12 . . . . . . . . . . .      17,000      20,103
Williams Cos., Inc., 8.13%, 03/15/12.      18,000      19,980
                                                   ----------
                                                       83,761
                                                   ----------

OFFICE EQUIPMENT & SERVICES (0.1%)
Quebecor World, Inc.,
6.13%, 11/15/13 (d) . . . . . . . . .     175,000     177,465
Von Hoffmann Corp.,
10.25%, 03/15/09. . . . . . . . . . .      40,000      42,600
Von Hoffmann Corp.,
10.25%, 03/15/09 (d). . . . . . . . .      40,000      42,600
Xerox Corp., 7.13%, 06/15/10. . . . .      20,000      21,400
Xerox Corp., 7.63%, 06/15/13. . . . .      20,000      21,600
                                                   ----------
                                                      305,665
                                                   ----------
OIL & GAS (0.6%)
Alberta Energy Co. Ltd.,
7.38%, 11/01/31 . . . . . . . . . . .      25,000      29,689
Amerada Hess Corp.,
6.65%, 08/15/11 . . . . . . . . . . .      90,000      97,537
Amerada Hess Corp.,
7.30%, 08/15/31 . . . . . . . . . . .      30,000      30,978
BP Capital Markets PLC,
2.75%, 12/29/06 . . . . . . . . . . .     205,000     205,321
Canadian National Resources,
7.20%, 01/15/32 . . . . . . . . . . .      25,000      28,925
Chesapeake Energy Corp.,
8.13%, 04/01/11 . . . . . . . . . . .      30,000      33,300
Conoco Funding Co.,
6.35%, 10/15/11 . . . . . . . . . . .     140,000     156,962
Devon Financing Corp. ULC,
7.88%, 09/30/31 . . . . . . . . . . .      40,000      47,784

28
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                      PRINCIPAL     VALUE
----------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

OIL & GAS (CONTINUED)
Enterprise Products Operations,
7.50%, 02/01/11, . . . . . . . . . . . .  $  205,000  $  229,090
Kinder Morgan Energy,
7.30%, 08/15/33. . . . . . . . . . . . .      35,000      39,770
Kinder Morgan Energy Partners,
7.40%, 03/15/31. . . . . . . . . . . . .      25,000      28,554
Plains All America Pipeline Corp.,
5.63%, 12/15/13 (d). . . . . . . . . . .     185,000     186,619
Transocean, Inc., 6.63%, 04/15/11. . . .      40,000      44,649
Valero Energy Corp.,
6.88%, 04/15/12. . . . . . . . . . . . .      20,000      22,132
Weatherford International, Inc.,
4.95%, 10/15/13. . . . . . . . . . . . .     120,000     118,073
                                                      ----------
                                                       1,299,383
                                                      ----------

PAPER & FOREST PRODUCTS (0.2%)
Abitibi Consolidated, Inc.,
6.00%, 06/20/13. . . . . . . . . . . . .     120,000     115,128
Domtar, Inc., 5.38%, 12/01/13. . . . . .     185,000     183,061
Georgia Pacific Corp.,
7.38%, 07/15/08. . . . . . . . . . . . .      10,000      10,750
International Paper Co.,
5.85%, 10/30/12. . . . . . . . . . . . .      65,000      67,719
Tembec Industries, Inc.,
8.50%, 02/01/11. . . . . . . . . . . . .      90,000      93,150
Westvaco Corp., 8.20%, 01/15/30. . . . .      15,000      17,586
                                                      ----------
                                                         487,394
                                                      ----------

PHARMACEUTICALS (0.2%)
Schering-Plough Corp.,
5.30%, 12/01/13. . . . . . . . . . . . .     110,000     111,919
Wyeth, 5.50%, 02/01/14 . . . . . . . . .     150,000     151,713
Wyeth, 6.45%, 02/01/24 . . . . . . . . .      95,000      97,356
                                                      ----------
                                                         360,988
                                                      ----------

RAILROADS (0.1%)
Burlington Northern Santa Fe Corp.,
7.95%, 08/15/30. . . . . . . . . . . . .      20,000      24,684
CSX Corp., 7.95%, 05/01/27 . . . . . . .      35,000      42,446
Norfolk Southern Corp.,
7.80%, 05/15/27. . . . . . . . . . . . .      50,000      60,052
Union Pacific Corp.,
6.63%, 02/01/29. . . . . . . . . . . . .      25,000      26,955
                                                      ----------
                                                         154,137
                                                      ----------

RETAIL (0.2%)
Federated Department Stores, Inc.,
6.90%, 04/01/29. . . . . . . . . . . . .      20,000      21,611
Kroger Co., 6.80%, 04/01/11. . . . . . .      70,000      78,342
Kroger Co., 7.50%, 04/01/31. . . . . . .       5,000       5,761
May Department Stores Co.,
6.90%, 01/15/32. . . . . . . . . . . . .      15,000      16,155
Safeway, Inc., 4.13%, 11/01/08 . . . . .     240,000     238,950
Toys "R" Us, 7.38%, 10/15/18 . . . . . .     135,000     134,905
                                                      ----------
                                                         495,724
                                                      ----------

SOVEREIGN (2.1%)
Fannie Mae, 6.41%, 03/08/06. . . . . . .   1,000,000   1,093,281
Federal Home Loan Bank,
5.88%, 11/15/07. . . . . . . . . . . . .   1,000,000   1,097,942
Federal Republic of Brazil,
10.00%, 08/07/11 . . . . . . . . . . . .     145,000     160,225
Federal Republic of Brazil,
12.75%, 01/15/20 . . . . . . . . . . . .      75,000      95,250
Federal Republic of Brazil,
8.00% 04/15/14 . . . . . . . . . . . . .     141,612     138,780
Freddie Mac, 5.00%, 01/15/04 . . . . . .   1,000,000   1,001,394
KFW International Finance,
4.75%, 01/24/07. . . . . . . . . . . . .     200,000     214,549
Republic of Colombia,
9.75%, 04/09/11. . . . . . . . . . . . .      78,954      89,613
Russian Federation, 5.00%, 03/31/30. . .     180,000     172,575
Russian Federation, 8.75%, 07/24/05. . .     205,000     222,015
United Mexican States,
9.88%, 02/01/10. . . . . . . . . . . . .      25,000      31,563
United Mexican States,
8.38%, 01/14/11. . . . . . . . . . . . .      35,000      41,563
United Mexican States,
7.50%, 01/14/12. . . . . . . . . . . . .      15,000      16,920
United Mexican States,
6.38%, 01/16/13. . . . . . . . . . . . .     175,000     181,563
United Mexican States,
5.88%, 01/15/14. . . . . . . . . . . . .     105,000     103,688
United Mexican States,
8.13%, 12/30/19. . . . . . . . . . . . .      80,000      89,400
United Mexican States,
8.30%, 08/15/31. . . . . . . . . . . . .     110,000     124,025
                                                      ----------
                                                       4,874,346
                                                      ----------

SPECIAL PURPOSE ENTITY (0.7%)
Core Invest Grade Trust,
4.73%, 11/30/07. . . . . . . . . . . . .     500,000     518,576
Fresenius Medical Capital TR II. . . . .      45,000      48,150
Mantis Reef Ltd.,  4.69%, 11/14/08 (d).      215,000     216,072
Pricoa Global Funding I,
3.90%, 12/15/08 (d). . . . . . . . . . .     400,000     400,208
TRAINS HY-2003-1,
8.69%, 05/15/13 (d). . . . . . . . . . .     424,286     469,366
UFJ Finance Aruba AEC,
6.75%, 07/15/13. . . . . . . . . . . . .      70,000      74,655
                                                      ----------
                                                       1,727,027
                                                      ----------

TELECOMMUNICATIONS (1.4%)
AT&T Broadband Corp.,
8.38%, 03/15/13. . . . . . . . . . . . .     245,000     299,771
AT&T Corp., 6.00%, 03/15/09. . . . . . .       1,000       1,078
AT&T Corp., 8.05%, 11/15/11. . . . . . .      35,000      40,284
AT&T Corp., 8.50%, 11/15/31. . . . . . .     100,000     116,856
AT&T Wireless Services, Inc.,
7.50%, 05/01/07. . . . . . . . . . . . .     150,000     168,153
AT&T Wireless Services, Inc.,
8.13%, 05/01/12. . . . . . . . . . . . .      15,000      17,639
AT&T Wireless Services, Inc.,
8.75%, 03/01/31. . . . . . . . . . . . .      10,000      12,338
British Telecom PLC, 8.38%, 12/15/10 . .     135,000     164,278
Citizens Communications,
9.25%, 05/15/11. . . . . . . . . . . . .     165,000     195,070
Cox Communications, Inc.,
7.75%, 11/01/10. . . . . . . . . . . . .      75,000      89,345
Deutsche Telekom, 8.50%, 06/15/10. . . .     130,000     157,185
Deutsche Telekom, 5.25%, 07/22/13. . . .      75,000      75,766
Deutsche Telekom, 8.50%, 06/15/30. . . .      45,000      57,484
France Telecom, 9.75%, 03/01/31. . . . .     115,000     152,798
France Telecom SA,
9.25%, 03/01/11. . . . . . . . . . . . .      65,000      78,070
Koninklijke KPN NV,
8.00%, 10/01/10. . . . . . . . . . . . .      30,000      35,888
Nextel Communications,
7.38%, 08/01/15. . . . . . . . . . . . .      35,000      37,625
Sprint Capital Corp.,
7.63%, 01/30/11. . . . . . . . . . . . .     200,000     224,187
Sprint Capital Corp.,
8.75%, 03/15/32. . . . . . . . . . . . .     160,000     189,022
Tele-Communications, Inc.,
7.88%, 08/01/13. . . . . . . . . . . . .      30,000      35,511
Telecom Italia Capital,
4.00%, 11/15/08 (d). . . . . . . . . . .     290,000     291,837
Verizon Global Funding Corp.,
7.75%, 12/01/30. . . . . . . . . . . . .     200,000     234,942
Verizon New York, Inc., 6.88%, 04/01/12.     165,000     182,574
Vodafone Airtouch PLC,
7.75%, 02/15/10. . . . . . . . . . . . .     225,000     266,669
Vodafone Group PLC, 7.88%, 02/15/30. . .      45,000      55,280
                                                      ----------
                                                       3,179,650
                                                      ----------

29
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                   PRINCIPAL      VALUE
--------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

TOBACCO (0.0%)
Altria Group, Inc.,
7.00%, 11/04/13. . . . . . . . . . .  $    90,000  $    96,012
                                                   -----------

TRANSPORTATION SERVICES (0.0%)
Teekay Shipping Corp.,
8.88%, 07/15/11. . . . . . . . . . .       45,000       51,075
                                                   -----------
TOTAL CORPORATE BONDS                               31,482,520
                                                   -----------

MORTGAGE-BACKED SECURITIES (29.9%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (4.3%)
1.35%, 08/12/04. . . . . . . . . . .    7,415,000    7,364,014
6.25%, 07/15/32. . . . . . . . . . .      175,000      190,315
TBA, 5.50%, 01/01/34 . . . . . . . .    2,500,000    2,529,688
                                                   -----------
                                                    10,084,017
                                                   -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (16.6%)
1.30%, 08/06/04. . . . . . . . . . .    8,540,000    8,474,840
7.25%, 05/15/30. . . . . . . . . . .      635,000      775,395
6.63%, 11/15/30. . . . . . . . . . .       30,000       34,107
TBA, 5.00%, 01/01/34 . . . . . . . .    2,000,000    2,025,624
TBA, 5.00%, 02/19/18 . . . . . . . .    4,000,000    4,067,500
TBA, 5.50%, 01/01/19 . . . . . . . .    1,500,000    1,529,532
TBA, 5.50%, 01/01/33 . . . . . . . .    8,000,000    8,102,496
TBA, 6.00%, 01/01/33 . . . . . . . .   13,000,000   13,434,693
                                                   -----------
                                                    38,444,187
                                                   -----------

FINANCIAL SERVICES (7.7%)
American Express Credit Account
Master Trust, Series 03-4, Class A,
1.69%, 01/15/09. . . . . . . . . . .      355,000      348,274
Americredit Automobile Receivables
Trust, Series 03-CF, Class A3,
2.75%, 10/09/07. . . . . . . . . . .      135,000      136,311
Americredit Automobile Receivables
Trust, Series 03-CF, Class A4,
3.48%, 05/06/10. . . . . . . . . . .      210,000      213,995
Banc of America Commercial
Mortgage, Inc., Series 03-2,
Class A4, 5.06%, 03/11/41. . . . . .      530,000      538,468
Bank One Issuance Trust, Series 03-C3,
Class C3, 4.77%, 02/16/16. . . . . .      245,000      232,431
Bear Stearns Commercial Mortgage
Securities Trust, Series 03-T12,
Class A4, 4.93%, 08/13/39. . . . . .      670,000      663,560
Capital Auto Receivables Asset Trust,
Series 03-2, Class A,
1.96%, 01/15/09. . . . . . . . . . .      275,000      268,184
Capital One Master Trust, Series 01-BA,
Class A, 4.60%, 08/17/09 . . . . . .      420,000      440,840
Capital One Multi-Asset Execution
Trust, Series 03-A4, Class A4,
3.65%, 07/15/11. . . . . . . . . . .      520,000      519,091
Capital One Multi-Asset Execution
Trust, Series 03-A6, Class A6,
2.95%, 08/17/09. . . . . . . . . . .      390,000      392,823
Citibank Credit Card Issuance Trust,
Series 03-C4, Class C4,
5.00%, 06/10/15. . . . . . . . . . .      180,000      173,049
Countrywide Asset-Backed Certificates,
Series 03-5, Class MF1,
5.41%, 01/25/34. . . . . . . . . . .      180,000      183,067

SECURITY DESCRIPTION                      PRINCIPAL    VALUE
--------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Countrywide Home Loans, Inc.,
Series 03-29, Class A1,
5.50%, 08/25/33. . . . . . . . . . . . .  $  941,564  $946,578
CS First Boston Mortgage Securities
Corp., Series 02-CKN2, Class A3,
6.13%, 04/15/37. . . . . . . . . . . . .     480,000   525,913
CS First Boston Mortgage Securities
Corp., Series 01-CK1, Class A3,
6.38%, 12/16/35. . . . . . . . . . . . .     550,000   609,066
CS First Boston Mortgage Securities
Corp., Series 03-29, Class 7A1,
6.50%, 12/25/33. . . . . . . . . . . . .     500,000   514,219
CS First Boston Mortgage Securities
Corp., Series 03-C4, Class A4,
5.14%, 08/15/36. . . . . . . . . . . . .     480,000   491,276
CS First Boston Mortgage Securities
Corp., Series 03-CPN1, Class A2,
4.60%, 03/15/35. . . . . . . . . . . . .     165,000   163,275
Daimler Chrysler Auto Trust,
Series 03-A, Class A4, 2.88%, 10/08/09 .     100,000   100,630
Gracechurch Card Funding PLC,
Series 5, Class A2, 2.70%, 08/15/08. . .     585,000   586,280
Greenwich Capital Commercial
Funding Corp., Series 03-C1,
Class A4, 4.11%, 07/05/35. . . . . . . .     560,000   532,217
Household Automotive Trust,
Series 03-2, Class A4, 3.02%, 12/17/10 .     350,000   348,943
LB-UBS Commercial Mortgage Trust,
Series 03-C5, Class A4, 4.69%, 07/20/27.     445,000   440,357
LB-UBS Commercial Mortgage Trust,
Series 03-C7, Class A4, 4.93%, 09/15/35.     630,000   633,995
LB-UBS Commercial Mortgage Trust,
Series 03-C8, Class A4, 5.12%, 11/15/32.     550,000   560,298
Long Beach Mortgage Loan Trust,
Series 03-4, Class AV3, 1.46%, 08/25/33.     525,000   524,699
M&I Auto Loan Trust, Series 03-1,
Class A4, 2.97%, 04/20/09. . . . . . . .     140,000   140,020
Master Asset Securitization Trust,
Series 03-8, Class 1A1,  5.50%, 09/25/33. .  968,436   969,546
MBNA Credit Card Master Note
Trust, Series 03-A1, Class A1,
3.30%, 07/15/10. . . . . . . . . . . . .     485,000   484,385
Morgan Stanley Auto Loan Trust,
Series 03-HB1, Class A2,
2.17%, 04/15/11. . . . . . . . . . . . .     210,000   207,230
Morgan Stanley Capital I,
Series 98-WF2, Class A1,
6.34%, 07/15/30. . . . . . . . . . . . .     230,129   242,580
Morgan Stanley Dean Witter Capital I,
Series 02-HQ, Class A2,
6.09%, 04/15/34. . . . . . . . . . . . .      20,000    21,883
Morgan Stanley Dean Witter Capital I,
Series 03-HQ2, Class A2,
4.92%, 03/12/35. . . . . . . . . . . . .     250,000   252,286
Onyx Acceptance Auto Trust,
Series 03-C, Class A4, 2.66%, 05/17/10 .     200,000   198,939
Onyx Acceptance Auto Trust,
Series 03-D, Class A4, 3.20%, 03/15/10 .     140,000   140,835

30
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                     PRINCIPAL      VALUE
----------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
PSE&G Transition Funding LLC,
Series 01-1, Class A6,
6.61%, 06/15/15 . . . . . . . . . . . .  $  240,000  $   274,272
Residential Asset Securities Corp.,
Series 02-KS4, Class AIIB,
1.37%, 07/25/32 . . . . . . . . . . . .     166,531      166,574
Residential Asset Securities Corp.,
Series 03--KS5, Class AIIB,
1.43%, 07/25/31 . . . . . . . . . . . .     327,571      326,781
Residential Asset Securities Corp.,
Series 03-KS7, Class AI3,
3.37%, 12/25/28 . . . . . . . . . . . .     225,000      226,431
SLM Student Loan Trust, Series 03-11,
Class A5, 2.99%, 12/15/22 . . . . . . .     460,000      461,375
Toyota Auto Receivables Owner Trust,
Series 03-B, Class A4, 2.79%, 01/15/10.     500,000      501,614
Triad Auto Receivables Owner Trust,
Series 03-B, Class A4, 3.20%, 12/13/10.     235,000      236,191
Volkswagen Auto Loan Enhanced Trust,
Series 03-1, Class A4, 1.93%, 01/20/10.     665,000      651,559
Volkswagen Auto Loan Enhanced Trust,
Series 03-2, Class A4, 2.94%, 03/22/10.     275,000      275,317
Wachovia Asset Securitization, Inc.,
Series 02-HE2, Class A,
1.57%, 12/25/32 . . . . . . . . . . . .     223,654      224,017
Wachovia Asset Securitization, Inc.,
Series 03-HE2, Class AII1,
1.38%, 07/25/33 . . . . . . . . . . . .     335,000      334,947
Wachovia Bank Commercial Mortgage
Trust, Series 03-C8, Class A4,
4.96%, 11/15/35 . . . . . . . . . . . .     430,000      433,397
WFS Financial Owner Trust,
Series 03-4, Class A4,
3.15%, 05/20/11 . . . . . . . . . . . .     180,000      180,941
                                                     -----------
                                                      18,038,959
                                                     -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.3%)
TBA, 5.50%, 01/01/34. . . . . . . . . .   3,000,000    3,049,686
                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES                      69,616,849
                                                     -----------

U.S. GOVERNMENT LONG-TERM OBLIGATIONS (2.4%)

U.S. TREASURY BONDS (1.3%)
7.88%, 02/15/21 . . . . . . . . . . . .   1,250,000    1,663,135
6.25%, 05/15/30 . . . . . . . . . . . .     205,000      236,567
5.38%, 02/15/31 . . . . . . . . . . . .     690,000      719,568
8.88%, 02/15/19 (c) . . . . . . . . . .     250,000      357,422
                                                     -----------
                                                       2,976,692
                                                     -----------

U.S. TREASURY NOTES (1.1%)
1.50%, 07/31/05 . . . . . . . . . . . .   2,415,000    2,413,113
3.38%, 11/15/08 . . . . . . . . . . . .     150,000      151,190
4.25%, 11/15/13 . . . . . . . . . . . .      65,000       64,929
                                                     -----------
                                                       2,629,232
                                                     -----------

TOTAL U.S. GOVERNMENT
LONG-TERM OBLIGATIONS                                  5,605,924
                                                     -----------

SECURITY DESCRIPTION              PRINCIPAL       VALUE
-----------------------------------------------------------
MUNICIPAL BOND - TAXABLE (0.1%)

GENERAL OBLIGATION (0.1%)
Illinois St., 5.10%, 06/01/33. .  $  220,000  $    202,400
                                              -------------
TOTAL MUNICIPAL BOND - TAXABLE                     202,400
                                              -------------

REPURCHASE AGREEMENTS (0.9%)
CS First Boston, 0.89%
dated 12/31/03, due 01/02/04,
repurchase price $950,588
(Fully collateralized by
AA Rated Corporate Bonds). . . .     950,541       950,541
Nomura Securities, 0.89%
dated 12/31/03, due 01/02/04,
repurchase price $1,226,211
(Fully collateralized by
U.S. Agency Securities). . . . .   1,226,150     1,226,150
                                              -------------
TOTAL REPURCHASE AGREEMENTS                      2,176,691
                                              -------------

TOTAL INVESTMENTS
(COST $245,325,771) (A) - 114.5%               266,647,147

LIABILITIES IN EXCESS
OF OTHER ASSETS - (14.5)%                      (33,780,621)
                                              -------------

NET ASSETS - 100.0%                           $232,866,526
                                              =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.
(d) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
(e)  Bond  in  default.
(f)  Fair  Valued  Security.
(g) Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.
TBA     To  Be  Announced
TRAINS  Targeted  Return  Index  Securities  Trust

AT  DECEMBER  31,  2003,  THE  FUND'S  OPEN  FUTURES  CONTRACTS WERE AS FOLLOWS:

                                                 MARKET
                                                  VALUE       UNREALIZED
NUMBER OF                                      COVERED BY    APPRECIATION
CONTRACTS         CONTRACTS        EXPIRATION   CONTRACTS   (DEPRECIATION)
--------------------------------------------------------------------------
LONG CONTRACTS:
15 . . . .  U.S. Long Bond Future     3/31/04  $ 1,639,688        $(3,658)
2. . . . .  U.S. 5yr Note Future      3/31/04      223,250           (384)
35 . . . .  U.S. 2yr Note Future      3/31/04    7,491,641         30,164
                                               ---------------------------
TOTAL LONG CONTRACTS                           $ 9,354,579        $26,122
                                               ===========================

SHORT CONTRACTS:
86 . . . .  U.S. 10yr Note Future     3/31/04  $ 9,654,844        $  (451)
                                               ===========================

See  notes  to  financial  statements.

31
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                        GARTMORE GVIT MID CAP GROWTH FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                        SHARES      VALUE
----------------------------------------------------------------
COMMON STOCKS (98.7%)

AIRLINES (1.2%)
Ryanair Holdings PLC ADR - IE (b). . . . .   55,600  $ 2,815,584
                                                     -----------

APPAREL (1.9%)
Coach, Inc. (b). . . . . . . . . . . . . .  118,000    4,454,500
                                                     -----------

BEVERAGES (1.3%)
Constellation Brands, Inc. (b) . . . . . .   90,100    2,966,993
                                                     -----------

COMMERCIAL SERVICES (4.7%)
ChoicePoint, Inc. (b). . . . . . . . . . .   55,866    2,127,936
Manpower, Inc. . . . . . . . . . . . . . .   70,800    3,333,264
Stericycle, Inc. (b) . . . . . . . . . . .   71,100    3,320,370
Weight Watchers International, Inc. (b). .   52,200    2,002,914
                                                     -----------
                                                      10,784,484
                                                     -----------

COMPUTER EQUIPMENT (1.1%)
Network Appliance, Inc. (b). . . . . . . .  120,300    2,469,759
                                                     -----------

COMPUTER SOFTWARE & SERVICES (10.6%)
Affiliated Computer Services, Inc.,
Class A (b). . . . . . . . . . . . . . . .   59,400    3,234,924
Alliance Data Systems Corp. (b). . . . . .  111,700    3,091,856
Business Objectives S.A. (b) . . . . . . .   77,600    2,690,392
Electronic Arts, Inc. (b). . . . . . . . .   48,600    2,322,108
Factset Research Systems, Inc. . . . . . .   47,800    1,826,438
Fiserv, Inc. (b) . . . . . . . . . . . . .   82,100    3,243,771
Intuit, Inc. (b) . . . . . . . . . . . . .   57,700    3,052,907
Veritas Software Corp. (b) . . . . . . . .  137,300    5,102,067
                                                     -----------
                                                      24,564,463
                                                     -----------
CONSTRUCTION (1.9%)
D. R. Horton, Inc. . . . . . . . . . . . .  100,500    4,347,630
                                                     -----------

CONSUMER PRODUCTS (1.3%)
Church & Dwight Co., Inc.. . . . . . . . .   74,800    2,962,080
                                                     -----------

EDUCATION (3.1%)
Apollo Group, Inc. (b) . . . . . . . . . .   42,000    2,856,000
Education Management Corp. (b) . . . . . .  139,400    4,326,976
                                                     -----------
                                                       7,182,976
                                                     -----------

ELECTRONICS (5.1%)
American Power Conversion Corp.. . . . . .   47,700    1,166,265
Jabil Circuit, Inc. (b). . . . . . . . . .  101,200    2,863,960
L-3 Communications Holdings, Inc. (b). . .  144,600    7,426,656
Tessera Technologies, Inc. (b) . . . . . .   11,800      221,958
                                                     -----------
                                                      11,678,839
                                                     -----------

FINANCIAL SERVICES (10.2%)
Countrywide Credit Industries, Inc.. . . .   41,733    3,165,448
First Tennessee National Corp. . . . . . .   72,100    3,179,610
Investors Financial Services Corp. . . . .  142,600    5,477,266
Nelnet, Inc. (b) . . . . . . . . . . . . .   19,500      436,800
New Century Financial Corp.. . . . . . . .   88,000    3,490,960
New York Community Bancorp, Inc. . . . . .  100,833    3,836,696
Zions Bancorporation . . . . . . . . . . .   65,600    4,023,248
                                                     -----------
                                                      23,610,028
                                                     -----------

GAMING (3.2%)
International Game Technology. . . . . . .   72,400    2,584,680
Penn National Gaming, Inc. (b) . . . . . .  205,600    4,745,248
                                                     -----------
                                                       7,329,928
                                                     -----------

HEALTHCARE (8.8%)
Biosite, Inc. (b). . . . . . . . . . . . .    7,700      222,915
Express Scripts, Inc., Class A (b) . . . .   36,700    2,437,981
Gilead Sciences, Inc. (b). . . . . . . . .   40,100    2,331,414
Lincare Holdings, Inc. (b) . . . . . . . .   73,700    2,213,211
Omnicare, Inc. . . . . . . . . . . . . . .  106,800    4,313,652
ResMed, Inc. (b) . . . . . . . . . . . . .   80,000    3,323,200
Techne Corp. (b) . . . . . . . . . . . . .   77,100    2,912,838
Universal Health Services, Inc.. . . . . .   48,600    2,610,792
                                                     -----------
                                                      20,366,003
                                                     -----------

INSTRUMENTS (2.2%)
Waters Corp. (b) . . . . . . . . . . . . .  150,600    4,993,896
                                                     -----------

INSURANCE (5.1%)
ACE Ltd. . . . . . . . . . . . . . . . . .  122,800    5,086,376
Brown & Brown, Inc.. . . . . . . . . . . .   69,000    2,250,090
Everest Re Group Ltd.. . . . . . . . . . .   52,900    4,475,340
                                                     -----------
                                                      11,811,806
                                                     -----------

INTERNET BROKER (1.4%)
Ameritrade Holdings Corp. (b). . . . . . .  223,100    3,139,017
                                                     -----------

MANAGEMENT CONSULTING SERVICES (2.2%)
Tetra Tech, Inc. (b) . . . . . . . . . . .  202,800    5,041,608
                                                     -----------

MANUFACTURING (3.2%)
American Axle & Manufacturing
Holdings, Inc. (b) . . . . . . . . . . . .   86,600    3,500,372
Ball Corp. . . . . . . . . . . . . . . . .   64,700    3,854,179
                                                     -----------
                                                       7,354,551
                                                     -----------

MINING (1.5%)
Newmont Mining Corp. . . . . . . . . . . .   69,700    3,388,117
                                                     -----------

OIL & GAS (6.7%)
BJ Services Co. (b). . . . . . . . . . . .   59,900    2,150,410
EOG Resources, Inc.. . . . . . . . . . . .   61,600    2,844,072
Kinder Morgan, Inc.. . . . . . . . . . . .   62,800    3,711,480
Patterson-UTI Energy, Inc. (b) . . . . . .   79,300    2,610,556
XTO Energy, Inc. . . . . . . . . . . . . .  147,099    4,162,902
                                                     -----------
                                                      15,479,420
                                                     -----------

PHARMACEUTICALS (3.7%)
American Pharmaceutical Partners, Inc. (b)   74,100    2,489,760
MedImmune, Inc. (b). . . . . . . . . . . .   56,000    1,422,400
Pharmaceutical Resources, Inc. (b) . . . .   32,900    2,143,435
Taro Pharmaceutical Industries Ltd. (b). .   36,600    2,360,700
                                                     -----------
                                                       8,416,295
                                                     -----------

RETAIL (6.2%)
Dollar Tree Stores, Inc. (b) . . . . . . .   83,400    2,507,004
O'Reilly Automotive, Inc. (b). . . . . . .   60,100    2,305,436
Regis Corp.. . . . . . . . . . . . . . . .   78,800    3,114,176
Staples, Inc. (b). . . . . . . . . . . . .  127,700    3,486,210
Williams Sonoma, Inc. (b). . . . . . . . .   83,500    2,903,295
                                                     -----------
                                                      14,316,121
                                                     -----------

SECURITY & COMMODITY EXCHANGES (1.0%)
The Chicago Mercantile Exchange. . . . . .   30,800    2,228,688
                                                     -----------

32
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                        GARTMORE GVIT MID CAP GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                   SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (5.0%)
KLA-Tencor Corp. (b). . . . . . . .       40,400  $  2,370,268
Marvel Technology Group Ltd. (b). .       90,200     3,421,286
Microchip Technology, Inc.. . . . .       13,000       433,680
QLogic Corp. (b). . . . . . . . . .       44,500     2,296,200
SanDisk Corp. (b) . . . . . . . . .       50,400     3,081,456
                                                  -------------
                                                    11,602,890
                                                  -------------

TELECOMMUNICATIONS (6.1%)
ADC Telecommunications, Inc. (b). .      848,400     2,519,748
Amdocs Ltd. (b) . . . . . . . . . .      194,400     4,370,112
CenturyTel, Inc.. . . . . . . . . .      106,000     3,457,720
Comverse Technology, Inc. (b) . . .      205,000     3,605,950
                                                  -------------
                                                    13,953,530
                                                  -------------
TOTAL COMMON STOCKS                                227,259,206
                                                  -------------

SECURITY DESCRIPTION                   PRINCIPAL      VALUE
---------------------------------------------------------------
REPURCHASE AGREEMENTS (0.2%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $158,576
(Fully collateralized by
AA Rated Corporate Bonds) . . . . .  $   158,568       158,568
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $204,555
(Fully collateralized by
U.S. Agency Securities) . . . . . .      204,545       204,545
                                                  -------------
TOTAL REPURCHASE AGREEMENTS                            363,113
                                                  -------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (28.7%)

GUARANTEED INSURANCE CONTRACTS (7.8%)
General Electric Life and Annuity,
1.24%, 03/31/04 (c) . . . . . . . .    3,000,000     3,000,000
Protective Life Insurance Company,
1.28%, 01/31/05 (c) . . . . . . . .   15,000,000    15,000,000
                                                  -------------
TOTAL GUARANTEED INSURANCE CONTRACT                 18,000,000
                                                  -------------

MEDIUM-TERM NOTES (5.5%)
Halogen Funding, 1.18%, 01/07/04. .    5,000,000     5,000,000
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (c) . . . . . . . .    2,700,065     2,700,065
Tulip Funding, 1.15%, 01/02/04. . .    4,995,368     4,995,368
                                                  -------------
TOTAL MEDIUM-TERM NOTES                             12,695,433
                                                  -------------

TIME DEPOSIT (1.7%)
Deutsche Post Luxembourg,
1.13%, 01/20/04 . . . . . . . . . .    4,000,000     4,000,000
                                                  -------------

YANKEE CERTIFICATES OF DEPOSIT (6.4%)
Banco Bilbao Viz Argentaria, N.Y.,
1.18%, 03/23/05 (c) . . . . . . . .  $ 2,630,642  $  2,630,642
Deutsche Bank, N.Y.,
1.12%, 02/22/05 (c) . . . . . . . .    7,004,757     7,004,757
Rabobank, N.Y.,
1.13%, 06/01/05 (c) . . . . . . . .    4,993,977     4,993,977
                                                  -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                14,629,376
                                                  -------------

REPURCHASE AGREEMENT (7.3%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $16,756,577
(Fully collateralized by
U.S. Agency Securities) . . . . . .   16,755,600    16,755,600
                                                  -------------
TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                     66,080,409
                                                  -------------

TOTAL INVESTMENTS
(COST $247,939,023) (A) - 127.6%                   293,702,728

LIABILITIES IN EXCESS
OF OTHER ASSETS - (27.6)%                          (63,435,614)
                                                  -------------

NET ASSETS - 100.0%                               $230,267,114
                                                  =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
ADR  American  Depositary  Receipt
IE   Ireland
See notes to financial statements.

33
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      NATIONWIDE GVIT STRATEGIC VALUE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------------------------------------------------
COMMON STOCKS (94.7%)

ADVERTISING SERVICES (0.9%)
The Interpublic Group of Companies,
Inc. (b) . . . . . . . . . . . . . . . . .   8,900  $  138,840
                                                    ----------

AUTO PARTS & EQUIPMENT (1.4%)
Lear Corp. . . . . . . . . . . . . . . . .   3,500     214,655
                                                    ----------

AUTOMOBILES (1.4%)
Nordson Corp.. . . . . . . . . . . . . . .   6,200     214,086
                                                    ----------

BEVERAGES/SOFT DRINK (1.3%)
Pepsi Bottling Group, Inc. . . . . . . . .   8,200     198,276
                                                    ----------

BIOTECHNOLOGY (1.3%)
Biotech Holdrs Trust . . . . . . . . . . .   1,500     202,965
                                                    ----------

BROADCAST MEDIA/CABLE TELEVISION (6.9%)
Comcast Corp., Class A (b) . . . . . . . .   8,000     250,240
Cox Communications, Inc., Class A (b). . .   5,900     203,255
Fox Entertainment Group, Inc., Class A (b)   6,800     198,220
Hughes Electronics Corp. (b) . . . . . . .  10,702     177,111
Liberty Media Corp. (b). . . . . . . . . .  20,200     240,178
                                                    ----------
                                                     1,069,004
                                                    ----------

BUILDING PRODUCTS (1.4%)
American Standard Companies, Inc. (b). . .   2,100     211,470
                                                    ----------

BUSINESS SERVICES (2.2%)
Accenture Ltd. (b) . . . . . . . . . . . .   7,300     192,136
Interactivecorp, Inc. (b). . . . . . . . .   4,400     149,292
                                                    ----------
                                                       341,428
                                                    ----------

CHEMICALS (1.6%)
Praxair, Inc.. . . . . . . . . . . . . . .   6,500     248,300
                                                    ----------

COMPUTER SOFTWARE & SERVICES (5.1%)
CNET Networks, Inc. (b). . . . . . . . . .  19,000     129,580
CommScope, Inc. (b). . . . . . . . . . . .  14,400     235,152
Mentor Graphics Corp. (b). . . . . . . . .  13,400     194,836
VeriSign, Inc. (b) . . . . . . . . . . . .  13,600     221,680
                                                    ----------
                                                       781,248
                                                    ----------

CONSTRUCTION MATERIALS (1.7%)
Dover Corp.. . . . . . . . . . . . . . . .   4,800     190,800
Masco Corp.. . . . . . . . . . . . . . . .   2,700      74,007
                                                    ----------
                                                       264,807
                                                    ----------

ELECTRICAL EQUIPMENT (2.8%)
Eaton Corp.. . . . . . . . . . . . . . . .   1,800     194,364
Molex, Inc., Class A . . . . . . . . . . .   8,000     234,880
                                                    ----------
                                                       429,244
                                                    ----------

ELECTRONICS (3.0%)
Flextronics International Ltd. (b) . . . .  14,100     209,244
Sanmina Corp. (b). . . . . . . . . . . . .  19,700     248,417
                                                    ----------
                                                       457,661
                                                    ----------

ENTERTAINMENT (2.4%)
Gaylord Entertainment Co. (b). . . . . . .   6,200     185,070
Time Warner, Inc. (b). . . . . . . . . . .  10,700     192,493
                                                    ----------
                                                       377,563
                                                    ----------

FINANCIAL (4.1%)
Harris & Harris Group, Inc. (b). . . . . .  18,500     213,305
MBIA, Inc. . . . . . . . . . . . . . . . .   3,200     189,536
Zions Bancorporation . . . . . . . . . . .   3,700     226,921
                                                    ----------
                                                       629,762
                                                    ----------

FINANCIAL/BANKS (2.7%)
Charter One Financial, Inc.. . . . . . . .   6,100     210,755
Synovus Financial Corp.. . . . . . . . . .   6,900     199,548
                                                    ----------
                                                       410,303
                                                    ----------

FOOD & BEVERAGE (0.9%)
General Mills, Inc.. . . . . . . . . . . .   3,000     135,900
                                                    ----------

GOLD MINING (1.4%)
Barrick Gold Corp. . . . . . . . . . . . .   9,500     215,745
                                                    ----------

HEALTHCARE (3.3%)
Affymetrix, Inc. (b) . . . . . . . . . . .   3,300      81,213
Cephalon, Inc. (b) . . . . . . . . . . . .   4,200     203,322
Province Healthcare Co. (b). . . . . . . .  13,900     222,400
                                                    ----------
                                                       506,935
                                                    ----------

HOME FURNISHINGS (1.0%)
La-Z-Boy, Inc. . . . . . . . . . . . . . .   7,600     159,448
                                                    ----------

INSURANCE (2.5%)
MGIC Investment Corp.. . . . . . . . . . .   3,900     222,066
XL Capital Ltd.. . . . . . . . . . . . . .   2,100     162,855
                                                    ----------
                                                       384,921
                                                    ----------

MANUFACTURING (2.5%)
Albany International Corp., Class A. . . .   6,000     203,400
IDEX Corp. . . . . . . . . . . . . . . . .   4,400     182,996
                                                    ----------
                                                       386,396
                                                    ----------

MEDICAL EQUIPMENT & SUPPLIES (2.6%)
Apogent Technologies, Inc. (b) . . . . . .   9,000     207,360
Genentech, Inc. (b). . . . . . . . . . . .   2,100     196,497
                                                    ----------
                                                       403,857
                                                    ----------

OIL & GAS (10.6%)
BJ Services Co. (b). . . . . . . . . . . .   4,200     150,780
Devon Energy Corp. . . . . . . . . . . . .   3,600     206,136
Global Santa Fe Corp.. . . . . . . . . . .   8,671     215,301
Grand Prideco, Inc. (b). . . . . . . . . .   1,400      18,228
Key Energy Group, Inc. (b) . . . . . . . .  19,600     202,076
NiSource, Inc. . . . . . . . . . . . . . .   8,300     182,102
Smith International, Inc. (b). . . . . . .   5,000     207,600
Unocal Corp. . . . . . . . . . . . . . . .   6,200     228,346
Weatherford International, Inc. (b). . . .   6,200     223,200
                                                    ----------
                                                     1,633,769
                                                    ----------

PHARMACEUTICALS (3.3%)
Alkermes, Inc. (b) . . . . . . . . . . . .   6,600      89,100
MedImmune, Inc. (b). . . . . . . . . . . .   7,700     195,580
Waters Corp. (b) . . . . . . . . . . . . .   6,600     218,856
                                                    ----------
                                                       503,536
                                                    ----------

PRINTING & PUBLISHING (2.8%)
E.W. Scripps Co., Class A. . . . . . . . .   2,400     225,936
Tribune Co.. . . . . . . . . . . . . . . .   4,100     211,560
                                                    ----------
                                                       437,496
                                                    ----------

34
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      NATIONWIDE GVIT STRATEGIC VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION             SHARES     VALUE
----------------------------------------------------
COMMON STOCKS (CONTINUED)

RESTAURANTS (3.1%)
Brinker International, Inc. (b)   6,500  $   215,540
Darden Restaurants, Inc.. . . .   8,800      185,152
Jack in the Box, Inc. (b) . . .   3,600       76,896
                                         -----------
                                             477,588
                                         -----------

RETAIL (14.3%)
Abercrombie & Fitch Co. (b) . .   7,800      192,738
Christopher & Banks Corp. . . .   9,900      193,347
Hancock Fabrics, Inc. . . . . .  13,300      192,584
Linen 'n Things, Inc. (b) . . .   6,800      204,544
Liz Claiborne, Inc. . . . . . .   5,700      202,122
Mohawk Industries Co. (b) . . .   2,600      183,404
Nordstrom, Inc. . . . . . . . .   7,100      243,530
Safeway, Inc. (b) . . . . . . .   9,300      203,763
Target Corp.. . . . . . . . . .   5,200      199,680
TJX Companies, Inc. (The) . . .   9,400      207,270
W.W. Grainger, Inc. . . . . . .   4,000      189,560
                                         -----------
                                           2,212,542
                                         -----------

SEMICONDUCTORS (2.4%)
ATMI, Inc. (b). . . . . . . . .   2,500       57,850
Skyworks Solutions, Inc. (b). .  13,700      119,190
Taiwan Semiconductor ADR (b). .  18,740      191,898
                                         -----------
                                             368,938
                                         -----------

TELECOMMUNICATIONS (2.6%)
Sprint Corp. (PCS Group) (b). .  36,200      203,444
Telephone & Data Systems, Inc..   3,200      200,160
                                         -----------
                                             403,604
                                         -----------

TOYS (1.2%)
Mattel, Inc.. . . . . . . . . .   9,900      190,773
                                         -----------
TOTAL COMMON STOCKS                       14,611,060
                                         -----------

SECURITY DESCRIPTION              SHARES       VALUE
-------------------------------------------------------
PREFERRED STOCKS (0.2%)

BROADCAST MEDIA/CABLE TELEVISION (0.2%)
News Corp. Ltd. ADR. . . . . .       1,197  $    36,218
                                            -----------
TOTAL PREFERRED STOCKs                           36,218
                                            -----------

SECURITY DESCRIPTION . . . . .  PRINCIPAL   VALUE
-------------------------------------------------------

REPURCHASE AGREEMENTS (4.6%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $309,705
(Fully collateralized by
AA Rated Corporate Bonds). . .  $  309,690      309,690
Nomura, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $399,504
(Fully collateralized by
US Agency Securities). . . . .     399,484      399,484
                                            -----------
TOTAL REPURCHASE AGREEMENTS                     709,174
                                            -----------

TOTAL INVESTMENTS
(COST $13,349,110) (A) - 99.5%               15,356,452

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.5%                            79,704
                                            -----------

NET ASSETS - 100.0%                         $15,436,156
                                            ===========

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing security.
ADR  American Depositary Receipt
See  notes  to  financial  statements.

35
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            COMSTOCK GVIT VALUE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                    SHARES      VALUE
------------------------------------------------------------
COMMON STOCKS (92.6%)

AUTOMOBILES (0.6%)
General Motors Corp. . . . . . . . . .   12,100  $   646,140
                                                 -----------

BANKS (8.2%)
Bank of America Corp.. . . . . . . . .   29,567    2,378,074
Citigroup, Inc.. . . . . . . . . . . .   47,100    2,286,234
J.P. Morgan Chase & Co.. . . . . . . .   20,300      745,619
PNC Bank Corp. . . . . . . . . . . . .   26,000    1,422,980
Suntrust Banks, Inc. . . . . . . . . .    6,700      479,050
Wells Fargo & Co.. . . . . . . . . . .   39,000    2,296,710
                                                 -----------
                                                   9,608,667
                                                 -----------

BROADCAST MEDIA/CABLE TELEVISION (1.5%)
Clear Channel Communications, Inc. . .   13,700      641,571
Liberty Media Corp., Class A (b) . . .   90,600    1,077,234
                                                 -----------
                                                   1,718,805
                                                 -----------

CHEMICALS (4.2%)
Dow Chemical Co. . . . . . . . . . . .   69,200    2,876,644
E.I. du Pont de Nemours & Co.. . . . .   28,400    1,303,276
Eastman Chemical Co. . . . . . . . . .    4,800      189,744
Lyondell Chemical Co.. . . . . . . . .    6,400      108,480
Monsanto Co. . . . . . . . . . . . . .    6,000      172,680
PPG Industries, Inc. . . . . . . . . .    4,650      297,693
                                                 -----------
                                                   4,948,517
                                                 -----------

CHEMICALS/DIVERSIFIED (0.3%)
Rohm & Haas Co.. . . . . . . . . . . .    8,600      367,306
                                                 -----------

COMPUTER HARDWARE (1.7%)
Hewlett-Packard Co.. . . . . . . . . .   33,900      778,683
International Business Machines Corp.. 6,500 602,420 Lexmark International Group, Inc.,
Class A (b). . . . . . . . . . . . . .    8,095      636,591
                                                 -----------
                                                   2,017,694
                                                 -----------

COMPUTER SOFTWARE & SERVICES (0.7%)
Check Point Software Technologies
Ltd. (b) . . . . . . . . . . . . . . .    7,800      131,196
Cisco Systems, Inc. (b). . . . . . . .    4,500      109,305
Microsoft Corp.. . . . . . . . . . . .   10,100      278,154
SunGard Data Systems, Inc. (b) . . . .   12,500      346,375
                                                 -----------
                                                     865,030
                                                 -----------

CONSUMER PRODUCTS (2.6%)
Kimberly-Clark Corp. . . . . . . . . .   35,500    2,097,695
Procter & Gamble Co. . . . . . . . . .    5,225      521,873
Sara Lee Corp. . . . . . . . . . . . .   21,400      464,594
                                                 -----------
                                                   3,084,162
                                                 -----------

ELECTRONICS (1.1%)
Credence Systems Corp. (b) . . . . . .   30,700      404,012
Flextronics International Ltd. (b) . .   45,200      670,768
Jabil Circuit, Inc. (b). . . . . . . .    8,853      250,540
                                                 -----------
                                                   1,325,320
                                                 -----------

ENTERTAINMENT (1.9%)
The Walt Disney Co.. . . . . . . . . .   92,725    2,163,274
                                                 -----------

FINANCIAL SERVICES (4.4%)
AMBAC Financial, Inc.. . . . . . . . .   10,450      725,126
Capital One Financial Corp.. . . . . .    3,100      189,999
Fannie Mae . . . . . . . . . . . . . .    7,150      536,679
Freddie Mac. . . . . . . . . . . . . .   53,200    3,102,624
Goldman Sachs Group, Inc.. . . . . . .    1,600      157,968
Merrill Lynch & Co., Inc.. . . . . . .    6,500      381,225
                                                 -----------
                                                   5,093,621
                                                 -----------

FOOD & RELATED (1.6%)
Kraft Foods, Inc.. . . . . . . . . . .   27,600      889,272
Unilever NV. . . . . . . . . . . . . .   15,000      973,500
                                                 -----------
                                                   1,862,772
                                                 -----------

HEALTHCARE (2.1%)
Aetna, Inc.. . . . . . . . . . . . . .   19,900    1,344,842
Tenet Healthcare Corp. (b) . . . . . .   66,075    1,060,504
                                                 -----------
                                                   2,405,346
                                                 -----------

INSURANCE (4.4%)
MetLife, Inc.. . . . . . . . . . . . .   19,100      643,097
RenaissanceRe Holdings Ltd.. . . . . .    4,300      210,915
The Allstate Corp. . . . . . . . . . .   37,300    1,604,646
The Chubb Corp.. . . . . . . . . . . .   22,250    1,515,225
Torchmark Corp.. . . . . . . . . . . .   16,800      765,072
Travelers Property Casualty Corp.,
Class A. . . . . . . . . . . . . . . .      599       10,051
Travelers Property Casualty Corp.,
Class B. . . . . . . . . . . . . . . .   22,405      380,213
                                                 -----------
                                                   5,129,219
                                                 -----------

MANUFACTURING (0.8%)
Affiliated Computer Services, Inc.,
Class A (b). . . . . . . . . . . . . .    3,900      212,394
Cognex Corp. . . . . . . . . . . . . .   24,300      686,232
                                                 -----------
                                                     898,626
                                                 -----------

METALS & MINING (0.9%)
Alcoa, Inc.. . . . . . . . . . . . . .   27,000    1,026,000
                                                 -----------

OIL & GAS (13.9%)
BP PLC ADR . . . . . . . . . . . . . .   36,300    1,791,405
ConocoPhillips . . . . . . . . . . . .   17,437    1,143,344
Diamond Offshore Drilling, Inc.. . . .   33,900      695,289
Global Santa Fe Corp.. . . . . . . . .   71,400    1,772,862
Halliburton Co.. . . . . . . . . . . .  168,176    4,372,577
Schlumberger Ltd.. . . . . . . . . . .   65,800    3,600,576
Total SA ADR . . . . . . . . . . . . .   15,100    1,396,901
Transocean, Inc. (b) . . . . . . . . .   63,800    1,531,838
                                                 -----------
                                                  16,304,792
                                                 -----------

PAPER & FOREST PRODUCTS (5.7%)
Boise Cascade Corp.. . . . . . . . . .   37,500    1,232,250
Georgia Pacific Corp.. . . . . . . . .   87,990    2,698,653
International Paper Co.. . . . . . . .   55,100    2,375,361
MeadWestvaco Corp. . . . . . . . . . .    6,498      193,316
Smurfit-Stone Container Corp. (b). . .    6,900      128,133
Temple-Inland, Inc.. . . . . . . . . .      700       43,869
                                                 -----------
                                                   6,671,582
                                                 -----------

PHARMACEUTICALS (11.5%)
AmerisourceBergen Corp.. . . . . . . .   11,500      645,725
Bristol-Myers Squibb Co. . . . . . . .  149,200    4,267,119
GlaxoSmithKline PLC ADR. . . . . . . .   58,000    2,703,960
Merck & Co., Inc.. . . . . . . . . . .   25,700    1,187,340
Pfizer, Inc. . . . . . . . . . . . . .   49,147    1,736,364
Roche Holding AG . . . . . . . . . . .   12,600    1,270,952

36
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            COMSTOCK GVIT VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                    SHARES      VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Schering-Plough Corp.. . . . . . . . .   58,100  $  1,010,359
Wyeth. . . . . . . . . . . . . . . . .   12,800       543,360
                                                 ------------
                                                   13,365,179
                                                 ------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.5%)
Eastman Kodak Co.. . . . . . . . . . .   22,900       587,843
                                                 ------------

RESTAURANTS (1.5%)
Darden Restaurants, Inc. . . . . . . .   22,400       471,296
McDonald's Corp. . . . . . . . . . . .   53,100     1,318,473
                                                 ------------
                                                    1,789,769
                                                 ------------

RETAIL (5.0%)
CVS Corp.. . . . . . . . . . . . . . .   17,400       628,488
Federated Department Stores, Inc.. . .   16,900       796,497
Jones Apparel Group, Inc.. . . . . . .   27,800       979,394
Kroger Co. (b) . . . . . . . . . . . .  143,300     2,652,483
Limited, Inc. (The). . . . . . . . . .   21,800       393,054
The May Department Stores Co.. . . . .   12,800       372,096
                                                 ------------
                                                    5,822,012
                                                 ------------

SEMICONDUCTORS (0.1%)
Novellus Systems, Inc. (b) . . . . . .    3,800       159,790
                                                 ------------

TELECOMMUNICATIONS (9.6%)
SBC Communications, Inc. . . . . . . .  100,300     2,614,821
Sprint Corp. . . . . . . . . . . . . .  310,720     5,102,022
Verizon Communications, Inc. . . . . .   97,700     3,427,316
                                                 ------------
                                                   11,144,159
                                                 ------------

TELECOMMUNICATIONS EQUIPMENT (0.5%)
Andrew Corp. (b) . . . . . . . . . . .    4,600        52,946
Comverse Technology, Inc. (b). . . . .    3,800        66,842
JDS Uniphase Corp. (b) . . . . . . . .   17,700        64,605
Nokia Corp. ADR. . . . . . . . . . . .   21,500       365,500
                                                 ------------
                                                      549,893
                                                 ------------

TOBACCO (1.2%)
Altria Group, Inc. . . . . . . . . . .   25,750     1,401,315
                                                 ------------

TRANSPORTATION & SHIPPING (0.5%)
Burlington Northern Santa Fe Corp. . .   18,400       595,240
                                                 ------------

UTILITIES (5.6%)
Ameren Corp. . . . . . . . . . . . . .    3,300       151,800
American Electric Power Co., Inc.. . .   15,040       458,870
Centerpoint Energy, Inc. . . . . . . .   34,800       337,212
Consolidated Edison, Inc.. . . . . . .    3,700       159,137
Constellation Energy Group, Inc. . . .   14,100       552,156
DTE Energy Co. . . . . . . . . . . . .    1,800        70,920
Exelon Corp. . . . . . . . . . . . . .    4,100       272,076
FirstEnergy Corp.. . . . . . . . . . .   26,300       925,760
Pinnacle West Capital Corp.. . . . . .    2,200        88,044
PPL Corp.. . . . . . . . . . . . . . .    4,000       175,000
Public Service Enterprise Group, Inc..   14,000       613,200
Scottish Power PLC ADR . . . . . . . .   12,600       342,468
Sempra Energy. . . . . . . . . . . . .    9,200       276,552
TXU Corp.. . . . . . . . . . . . . . .   79,950     1,896,414
Wisconsin Energy Corp. . . . . . . . .    4,900       163,905
                                                 ------------
                                                    6,483,514
                                                 ------------
TOTAL COMMON STOCKS                               108,035,587
                                                 ------------

SECURITY DESCRIPTION                  PRINCIPAL       VALUE
---------------------------------------------------------------
REPURCHASE AGREEMENTS (7.1%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $3,622,569
(Fully collateralized by
AA Rated Corporate Bonds) . . . . .  $ 3,622,390  $  3,622,390
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $4,672,937
(Fully collateralized by
U.S. Agency Securities) . . . . . .    4,672,706     4,672,706
                                                  -------------
TOTAL REPURCHASE AGREEMENTS                          8,295,096
                                                  -------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (15.3%)

GUARANTEED INSURANCE CONTRACTS (0.5%)
General Electric Life and Annuity,
1.24%, 03/31/04 (c) . . . . . . . .      600,000       600,000
                                                  -------------

MEDIUM-TERM NOTES (0.4%)
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (c) . . . . . . . .      500,012       500,012
                                                  -------------

YANKEE CERTIFICATE OF DEPOSIT (0.6%)
Banco Bilbao Viz Argentaria, N.Y.,
1.18%, 03/23/04 (c) . . . . . . . .      654,113       654,113
                                                  -------------

REPURCHASE AGREEMENT (13.8%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $16,079,438
(Fully collateralized by
U.S. Agency Securities) . . . . . .   16,078,500    16,078,500
                                                  -------------
TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                     17,832,625
                                                  -------------

TOTAL INVESTMENTS
(COST $114,858,283) (A) - 115.0%                   134,163,308

LIABILITIES IN EXCESS
OF OTHER ASSETS - (15.0)%                          (17,483,934)
                                                  -------------

NET ASSETS - 100.0%                               $116,679,374
                                                  =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security
(c) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
ADR  American  Depositary  Receipt.
See  notes  to  financial  statements.

37
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                        SHARES       VALUE
-----------------------------------------------------------------
COMMON STOCKS (0.1%)

DIVERSIFIED MANUFACTURING (0.0%)
Simonds Industries, Inc. (d) . . . . . .       5,214  $    57,375
                                                      -----------

ENTERTAINMENT (0.0%)
AMF Bowling Worldwide, Inc. (b). . . . .         353        8,507
                                                      -----------

INDUSTRIAL - OTHER (0.0%)
ACP Holding Corp. (b). . . . . . . . . .     195,389       97,695
                                                      -----------

MEDIA - CABLE (0.1%)
NTL, Inc.. . . . . . . . . . . . . . . .       2,260      157,635
                                                      -----------

PACKAGING (0.0%)
Russell Stanley Holdings, Inc. (d) . . .       4,000            0
                                                      -----------

WIRELINE COMMUNICATIONS (0.0%)
Viatel Holding (Bermuda) Ltd.. . . . . .       1,922        5,286
                                                      -----------
TOTAL COMMON STOCKS                                       326,498
                                                      -----------

SECURITY DESCRIPTION . . . . . . . . . .  PRINCIPAL      VALUE
-----------------------------------------------------------------

CORPORATE BONDS (94.3%)

AEROSPACE & DEFENSE (1.4%)
Alliant Techsystems, Inc.,
8.50%, 05/15/11. . . . . . . . . . . . .  $  575,000      635,375
DRS Technologies, Inc.,
6.88%, 11/01/13 (b). . . . . . . . . . .     375,000      386,250
GenCorp, Inc., 9.50%,
08/15/13 (b) . . . . . . . . . . . . . .     450,000      470,250
Hexcel Corp., 9.89%, 10/01/08. . . . . .     225,000      253,125
Hexcel Corp., 9.75%, 01/15/09. . . . . .   1,075,000    1,131,438
L-3 Communications Corp.,
6.13%, 01/15/14 (b). . . . . . . . . . .     300,000      302,250
TransDigm, Inc., 8.38%, 07/15/11 (b) . .     500,000      535,000
                                                      -----------
                                                        3,713,688
                                                      -----------

AUTOMOTIVE (4.4%)
Accuride Corp., 9.25%, 02/01/08. . . . .     175,000      181,125
Advanced Accessory Systems LLC,
10.75%, 06/15/11 . . . . . . . . . . . .     675,000      750,938
American Axle & Manufacturing Co.,
9.75%, 03/01/09. . . . . . . . . . . . .   1,000,000    1,058,750
Arvin Industries, Inc., 7.13%, 03/15/09.     550,000      583,688
ArvinMeritor, Inc., 8.75%, 03/01/12. . .     525,000      602,438
Dana Corp., 9.00%, 08/15/11. . . . . . .     175,000      211,750
Ford Motor Credit Co.,
5.63%, 10/01/08. . . . . . . . . . . . .     600,000      619,440
General Motors Corp.,
7.13%, 07/15/13. . . . . . . . . . . . .     900,000      975,744
General Motors Corp.,
8.38%, 07/15/33. . . . . . . . . . . . .   1,225,000    1,399,390
Lear Corp., 8.11%, 05/15/09. . . . . . .   1,975,000    2,325,562
Stoneridge, Inc., 11.50%, 05/01/12 . . .     900,000    1,065,375
TRW Automotive, Inc.,
11.00%, 02/15/13 (b) . . . . . . . . . .   1,400,000    1,665,999
United Components, Inc.,
9.38%, 06/15/13 (b). . . . . . . . . . .     425,000      464,313
                                                      -----------
                                                       11,904,512
                                                      -----------

SECURITY DESCRIPTION                  PRINCIPAL      VALUE
-----------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

BUILDING MATERIALS (2.1%)
American Builders & Contractors
Supply Co., Inc.,
10.63%, 05/15/07 . . . . . . . . . .  $  250,000  $   260,000
Associated Materials, Inc.,
9.75%, 04/15/12. . . . . . . . . . .     475,000      522,500
Collins & Aikman Floorcoverings, Inc.,
9.75%, 02/15/10. . . . . . . . . . .     575,000      618,125
Euramax International PLC,
8.50%, 08/15/11 (b). . . . . . . . .     975,000    1,043,250
Legrand S.A., 10.50%, 02/15/13 . . .     350,000      408,363
MMI Products, Inc.,
11.25%, 04/15/07 . . . . . . . . . .     700,000      574,000
NCI Building Systems, Inc.,
9.25%, 05/01/09. . . . . . . . . . .     600,000      634,500
Norcraft Cos. LLC,
9.00%, 11/01/11 (b). . . . . . . . .     500,000      537,500
Nortek Holdings, Inc.,
9.25%, 03/15/07. . . . . . . . . . .     100,000      103,750
Nortek Holdings, Inc.,
8.83%, 05/15/11. . . . . . . . . . .   1,100,000      803,000
                                                   ----------
                                                    5,504,988
                                                   ----------

CHEMICALS (3.9%)
Compass Mineral Group,
10.00%, 08/15/11 . . . . . . . . . .     600,000      675,000
Equistar Chemical LP,
10.13%, 09/01/08 . . . . . . . . . .     875,000      966,875
FMC Corp., 10.25%, 11/01/09. . . . .     425,000      499,375
General Chemical Industries
Products, Inc., 10.63%, 05/01/09 (c)     400,000       73,000
Huntsman Advanced Materials,
11.00%, 07/15/10 (b) . . . . . . . .     325,000      360,750
Huntsman ICI Chemicals LLC,
10.13%, 07/01/09 . . . . . . . . . .   1,225,000    1,274,000
Koppers, Inc., 9.88%, 10/15/13 (b) .     500,000      555,000
Kraton Polymers Capital,
8.13%, 01/15/14 (b). . . . . . . . .     150,000      157,125
Lyondell Chemical Co.,
9.63%, 05/01/07. . . . . . . . . . .     325,000      344,500
Lyondell Chemical Co.,
9.88%, 05/01/07. . . . . . . . . . .     600,000      636,000
Lyondell Chemical Co.,
9.50%, 12/15/08. . . . . . . . . . .     575,000      609,500
Lyondell Chemical Co.,
10.88%, 05/01/09 . . . . . . . . . .     800,000      828,000
Nalco Co., 7.75%, 11/15/11 (b) . . .     225,000      241,875
Nalco Co., 8.88%, 11/15/13 (b) . . .     425,000      456,875
Rhodia SA, 7.63%, 06/01/10 (b) . . .     150,000      144,750
Rhodia SA, 8.88%, 06/01/11 (b) . . .     325,000      300,625
Salt Holdings Corp.,
5.88%, 12/15/12 (b). . . . . . . . .     500,000      397,500
Salt Holdings Corp.,
9.26%, 06/01/13 (b). . . . . . . . .   1,050,000      729,750
Texas Petrochemicals Corp.,
11.13%, 07/01/06 (c) . . . . . . . .     400,000      130,000
Union Carbide Corp.,
8.75%, 08/01/22. . . . . . . . . . .     675,000      650,531
Union Carbide Corp.,
7.88%, 04/01/23. . . . . . . . . . .      75,000       68,906
Union Carbide Corp.,
6.79%, 06/01/25. . . . . . . . . . .     350,000      340,813
                                                   ----------
                                                   10,440,750
                                                   ----------

38
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                  PRINCIPAL      VALUE
-------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

CONSTRUCTION MACHINERY (2.3%)
AGCO Corp., 9.50%, 05/01/08. . . . .  $  750,000  $   823,125
Case Corp., 7.25%, 08/01/05. . . . .     650,000      680,875
Case New Holland, Inc.,
9.25%, 08/01/11 (b). . . . . . . . .     400,000      450,000
Case New Holland, Inc.,
9.25%, 08/01/11 (b). . . . . . . . .     800,000      900,000
Clark Materials Handling, Inc.,
10.75%, 11/15/06 (c) (d) (f) (g) . .     100,000            0
Columbus McKinnon Corp.,
8.50%, 04/01/08. . . . . . . . . . .     800,000      752,000
Columbus McKinnon Corp.,
10.00%, 08/01/10 . . . . . . . . . .     125,000      133,438
Great Lakes Dredge
& Dock Corp.,
7.75%, 12/15/13 (b). . . . . . . . .     200,000      206,500
NationsRent Cos., Inc.,
9.50%, 10/15/10 (b). . . . . . . . .     575,000      621,000
United Rentals, Inc.,
10.75%, 04/15/08 . . . . . . . . . .   1,475,000    1,666,750
                                                   ----------
                                                    6,233,688
                                                   ----------

CONSUMER PRODUCTS (4.6%)
Alltrista Corp., 9.75%, 05/01/12 . .   1,000,000    1,107,500
American Achievement Corp,
11.63%, 01/01/07 . . . . . . . . . .     750,000      843,750
American Greetings Corp.,
11.75%, 07/15/08 . . . . . . . . . .   1,200,000    1,391,999
Amscan Holdings, Inc.,
9.88%, 12/15/07. . . . . . . . . . .     450,000      453,375
Armkel Finance, Inc.,
9.50%, 08/15/09. . . . . . . . . . .     625,000      691,406
Bombardier Recreational,
8.38%, 12/15/13 (b). . . . . . . . .     150,000      156,750
Chattem, Inc., 8.88%, 04/01/08 . . .   1,000,000    1,032,500
Commemorative Brands, Inc.,
11.00%, 01/15/07 . . . . . . . . . .     325,000      333,125
Diamond Brands, Inc.,
12.88%, 04/15/09 (c) (d) (g) . . . .      50,000            0
ICON Health & Fitness, Inc.,
11.25%, 04/01/12 . . . . . . . . . .     475,000      529,625
Jacuzzi Brands, Inc.,
9.63%, 07/01/10 (b). . . . . . . . .     150,000      165,750
Jostens Holding Corp.,
10.25%, 12/01/13 (b) . . . . . . . .   1,300,000      832,000
Jostens, Inc., 12.75%, 05/01/10. . .     675,000      779,625
Playtex Products, Inc.,
9.38%, 06/01/11. . . . . . . . . . .     825,000      833,250
Sealy Mattress Co., 9.88%, 12/15/07.     500,000      521,250
Sealy Mattress Co.,
10.88%, 12/15/07 . . . . . . . . . .     500,000      522,500
Simmons Co., 7.88%, 01/15/14 (b) . .     150,000      152,250
Sleepmaster LLC,
11.00%, 05/15/09 (c) . . . . . . . .     175,000       48,563
Tempur World,
10.25%, 08/15/10 (b) . . . . . . . .     250,000      280,313
True Temper Sports, Inc.,
10.88%, 12/01/08 . . . . . . . . . .     450,000      479,250
United Industries Corp.,
9.88%, 04/01/09. . . . . . . . . . .   1,075,000    1,131,437
                                                   ----------
                                                   12,286,218
                                                   ----------

DIVERSIFIED (2.9%)
TRAINS HY-2003-1 A,
8.69%, 05/15/13 (b). . . . . . . . .   7,071,429    7,838,093
                                                   ----------

DIVERSIFIED MANUFACTURING (1.9%)
Amsted Industries, Inc.,
10.25%, 10/15/11 (b) . . . . . . . .  $  425,000  $   471,750
Simonds Industries, Inc.,
10.00%, 10/01/08 (d) . . . . . . . .      78,750       78,750
Tyco International Group,
6.38%, 06/15/05. . . . . . . . . . .   1,250,000    1,311,625
Tyco International Group,
5.80%, 08/01/06. . . . . . . . . . .     525,000      560,065
Tyco International Group,
6.38%, 10/15/11. . . . . . . . . . .   2,400,000    2,567,232
                                                   ----------
                                                    4,989,422
                                                   ----------

ENERGY (2.3%)
CITGO Petroleum Corp.,
11.38%, 02/01/11 . . . . . . . . . .     700,000      822,500
Compton Petroleum Corp.,
9.90%,05/15/09 . . . . . . . . . . .     650,000      713,375
Continental Resources, Inc.,
10.25%, 08/01/08 . . . . . . . . . .     575,000      580,750
Lone Star Technologies, Inc.,
9.00%, 06/01/11. . . . . . . . . . .     825,000      820,875
Magnum Hunter Resources,
9.60%, 03/15/12. . . . . . . . . . .     250,000      285,000
Petroleum Helicoptors, Inc.,
9.38%, 05/01/09. . . . . . . . . . .     475,000      505,875
Pogo Producing Co.,
10.38%, 02/15/09 . . . . . . . . . .     900,000      961,875
Swift Energy Co., 9.38%, 05/01/12. .     650,000      711,750
Tesoro Petroleum Corp.,
8.00%, 04/15/08. . . . . . . . . . .     150,000      161,625
Tesoro Petroleum Corp.,
9.00%, 07/01/08. . . . . . . . . . .     150,000      156,375
Tesoro Petroleum Corp.,
9.63%, 11/01/08. . . . . . . . . . .     525,000      561,750
                                                   ----------
                                                    6,281,750
                                                   ----------

ENTERTAINMENT (3.1%)
AMC Entertainment, Inc.,
9.50%, 03/15/09. . . . . . . . . . .     175,000      182,000
AMC Entertainment, Inc.,
9.88%, 02/01/12. . . . . . . . . . .   1,050,000    1,170,750
AMF Bowling Worldwide, Inc.,
13.00%, 02/28/08 . . . . . . . . . .     525,000      595,875
Cinemark USA, Inc.,
9.00%, 02/01/13. . . . . . . . . . .     600,000      678,000
Intrawest Corp., 10.50%, 02/01/10. .     575,000      639,688
Regal Cinemas, Inc.,
9.38%, 02/01/12. . . . . . . . . . .     800,000      908,000
Six Flags, Inc., 9.75%, 04/15/13 . .     175,000      184,625
Six Flags, Inc., 9.63%, 6/01/14 (b).     525,000      551,250
Universal City Development,
11.75%, 04/01/10 (b) . . . . . . . .   1,250,000    1,475,000
Vivendi Universal SA,
6.25%, 07/15/08 (b). . . . . . . . .     900,000      956,250
Vivendi Universal SA,
9.25%, 04/15/10 (b). . . . . . . . .     775,000      918,375
                                                   ----------
                                                    8,259,813
                                                   ----------

ENVIRONMENTAL (1.9%)
Allied Waste North America, Inc.,
7.63%, 01/01/06. . . . . . . . . . .   1,050,000    1,107,750
Allied Waste North America, Inc.,
8.88%, 04/01/08. . . . . . . . . . .     750,000      840,000

39
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                      PRINCIPAL      VALUE
-----------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

ENVIRONMENTAL (CONTINUED)
Allied Waste North America, Inc.,
8.50%, 12/01/08. . . . . . . . . . . . .  $  475,000  $   529,625
Allied Waste North America, Inc.,
7.88%, 01/01/09. . . . . . . . . . . . .     750,000      780,000
Allied Waste North America, Inc.,
10.00%, 08/01/09 . . . . . . . . . . . .     300,000      325,500
Allied Waste North America, Inc.,
9.25%, 09/01/12. . . . . . . . . . . . .     300,000      340,500
Sensus Metering Systems,
8.63%, 12/15/13 (b). . . . . . . . . . .     600,000      618,000
Synagro Technologies, Inc.,
9.50%, 04/01/09. . . . . . . . . . . . .     550,000      603,625
                                                       ----------
                                                        5,145,000
                                                       ----------

FINANCIAL INSTITUTIONS (0.3%)
CBRE Escrow, Inc.,
9.75%, 05/15/10 (b). . . . . . . . . . .     175,000      195,125
Dollar Financial Group, Inc.,
9.75%, 11/15/11 (b). . . . . . . . . . .     650,000      676,000
                                                       ----------
                                                          871,125
                                                       ----------

FOOD & BEVERAGE (5.0%)
Agrilink Foods, Inc., 11.88%, 11/01/08 .     350,000      371,000
American Seafoods Group LLC,
10.13%, 04/15/10 . . . . . . . . . . . .     825,000      985,875
B&G Foods, Inc., 9.63%, 08/01/07 . . . .     500,000      520,000
Constellation Brands, Inc.,
8.00%, 02/15/08. . . . . . . . . . . . .     650,000      734,500
Cott Beverages, Inc., 8.00%, 12/15/11. .     500,000      543,750
Del Monte Corp., 9.25%, 05/15/11 . . . .     900,000      998,999
Del Monte Corp., 8.63%, 12/15/12 . . . .     475,000      526,063
Dole Foods Co., 8.63%, 05/01/09. . . . .   1,150,000    1,267,874
Dole Foods Co., 7.25%, 06/15/10. . . . .     500,000      520,000
Eagle Family Foods, Inc.,
8.75%, 01/15/08. . . . . . . . . . . . .     250,000      183,750
Land O' Lakes, Inc., 8.75%, 11/15/11 . .     875,000      774,375
Michael Foods, Inc.,
8.00%, 11/15/13 (b). . . . . . . . . . .     425,000      444,125
National Beef Packaging Co.
LLC, 10.50%, 08/01/11 (b). . . . . . . .     375,000      388,125
New World Pasta Co., 9.25%, 02/15/09 . .     500,000      131,250
Pilgrim's Pride Corp., 9.63%, 09/15/11 .     875,000      966,875
PPC Escrow Corp., 9.25%, 11/15/13 (b). .     850,000      888,250
Reddy Ice Group, Inc.,
8.88%, 08/01/11 (b). . . . . . . . . . .     650,000      693,875
Smithfield Foods, Inc., 7.63%, 02/15/08.     300,000      304,500
Smithfield Foods, Inc., 8.00%, 10/15/09.     650,000      685,750
Smithfield Foods, Inc., 7.75%, 05/15/13.     675,000      705,375
Swift & Co., 10.13%, 10/01/09. . . . . .     375,000      400,313
Swift & Co., 12.50%, 01/01/10 (b). . . .     200,000      212,500
United Agri Products,
8.25%, 12/15/11 (b). . . . . . . . . . .     225,000      232,313
                                                       ----------
                                                       13,479,437
                                                       ----------

GAMING (6.6%)
Boyd Gaming Corp., 8.75%, 04/15/12 . . .     525,000      577,500
Boyd Gaming Corp., 7.75%, 12/15/12 . . .     475,000      509,438
Coast Hotels & Casinos, Inc.,
9.50%, 04/01/09. . . . . . . . . . . . .     600,000      636,000
Harrah's Operations, Inc.,
7.88%, 12/15/05. . . . . . . . . . . . .     450,000      492,750
Isle of Capri Casinos, Inc.,
8.75%, 04/15/09. . . . . . . . . . . . .     250,000      263,750
Isle of Capri Casinos, Inc.,
9.00%, 03/15/12. . . . . . . . . . . . .     425,000      474,938
Majestic Star Casino LLC,
9.50%, 10/15/10 (b). . . . . . . . . . .     525,000      540,750
Mandalay Resort Group,
10.25%, 08/01/07 . . . . . . . . . . . .   1,150,000    1,333,999
Mandalay Resort Group,
9.50%, 08/01/08. . . . . . . . . . . . .     250,000      293,125
Mandalay Resort Group,
9.38%, 02/15/10. . . . . . . . . . . . .     550,000      642,125
MGM Grand, Inc., 9.75%, 06/01/07 . . . .   1,925,000    2,213,749
MGM Grand, Inc., 6.00%, 10/01/09 . . . .     500,000      516,250
MGM Grand, Inc., 8.50%, 09/15/10 . . . .     250,000      288,125
MGM Grand, Inc., 8.38%, 02/01/11 . . . .     700,000      798,000
Mohegan Tribal Gaming Authority,
6.38%, 07/15/09. . . . . . . . . . . . .     300,000      310,500
Mohegan Tribal Gaming Authority,
8.38%, 07/01/11. . . . . . . . . . . . .     350,000      383,250
Mohegan Tribal Gaming Authority,
8.00%, 04/01/12. . . . . . . . . . . . .     500,000      542,500
MTR Gaming Group, Inc.,
9.75%, 04/01/10. . . . . . . . . . . . .     675,000      725,625
Park Place Entertainment Corp.,
9.38%, 02/15/07. . . . . . . . . . . . .     375,000      426,563
Park Place Entertainment Corp.,
7.88%, 03/15/10. . . . . . . . . . . . .     850,000      945,624
Park Place Entertainment Corp.,
8.13%, 05/15/11. . . . . . . . . . . . .     800,000      904,000
Penn National Gaming, Inc.,
11.13%, 03/01/08 . . . . . . . . . . . .     625,000      707,031
Penn National Gaming, Inc.,
8.88%, 03/15/10. . . . . . . . . . . . .     175,000      191,188
Poster Financial Group,
8.75%, 12/01/11 (b). . . . . . . . . . .     175,000      185,938
River Rock Entertainment,
9.75%, 11/01/11 (b). . . . . . . . . . .     275,000      296,656
Sun International Hotels,
8.88%, 08/15/11. . . . . . . . . . . . .     825,000      903,375
Venitian Casino/LV Sands,
11.00%, 06/15/10 . . . . . . . . . . . .     800,000      932,000
Wynn Las Vegas LLC,
12.00%, 11/01/10 . . . . . . . . . . . .     625,000      732,813
                                                       ----------
                                                       17,767,562
                                                       ----------

HEALTHCARE (4.4%)
Alaris Medical Systems, Inc.,
7.25%, 07/01/11. . . . . . . . . . . . .     150,000      155,625
AmeriPath, Inc., 10.50%, 04/01/13. . . .     950,000    1,030,750
Ardent Health Services,
10.00%, 08/15/13 (b) . . . . . . . . . .     525,000      574,875
Concentra Operating Corp.,
9.50%, 08/15/10. . . . . . . . . . . . .     450,000      489,375
Fisher Scientific International,
8.00%, 09/01/13. . . . . . . . . . . . .     200,000      216,000
Fisher Scientific International,
8.00%, 09/01/13 (b). . . . . . . . . . .     950,000    1,026,000
Hanger Orthopedic Group, Inc.,
10.38%, 02/15/09 . . . . . . . . . . . .     450,000      513,000

40
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                     PRINCIPAL      VALUE
----------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

HEALTHCARE (CONTINUED)
HCA - The Healthcare Corp.,
6.91%, 06/15/05 . . . . . . . . . . . .  $  950,000  $ 1,005,461
HCA - The Healthcare Corp.,
8.75%, 09/01/10 . . . . . . . . . . . .   1,150,000    1,365,003
HCA - The Healthcare Corp.,
7.88%, 02/01/11 . . . . . . . . . . . .     575,000      648,083
HCA, Inc., 5.25%, 11/06/08. . . . . . .     500,000      510,770
Hudson Respiratory Care, Inc.,
9.13%, 04/15/08 . . . . . . . . . . . .     150,000      129,750
Kinetic Concepts, Inc.,
7.38%, 05/15/13 (b) . . . . . . . . . .     200,000      210,000
Magellan Health Services,
9.38%, 11/15/07 (b), (c). . . . . . . .     425,000      448,375
Manor Care, Inc., 8.00%, 03/01/08 . . .     575,000      648,347
Sybron Dental Specialties, Inc.,
8.13%, 06/15/12 . . . . . . . . . . . .     475,000      518,938
Universal Hospital Services, Inc.,
10.13%, 11/01/11 (b). . . . . . . . . .   1,025,000    1,076,250
Vanguard Health Systems Co.,
9.75%, 08/01/11 . . . . . . . . . . . .   1,075,000    1,174,437
                                                     -----------
                                                      11,741,039
                                                     -----------

INDUSTRIAL - OTHER (3.3%)
Brand Services, Inc., 12.00%, 10/15/12.     725,000      841,000
Briggs & Stratton Corp.,
8.88%, 03/15/11 . . . . . . . . . . . .     350,000      412,125
Cabot Safety Corp., 12.50%, 07/15/05. .     300,000      306,750
Eagle-Picher Industries, Inc.,
9.75%, 09/01/13 (b) . . . . . . . . . .   1,125,000    1,231,875
Foamex LP, 9.88%, 06/15/07. . . . . . .     450,000      366,750
Foamex LP, 10.75%, 04/01/09 . . . . . .     275,000      262,625
General Cable Corp.,
9.50%, 11/15/10 (b) . . . . . . . . . .     150,000      160,875
Greif Brothers Corp., 8.88%, 08/01/12 .     525,000      580,125
Hines Nurseries, Inc.,
10.25%, 10/01/11 (b). . . . . . . . . .     550,000      602,250
Interline Brands, Inc.,
11.50%, 05/15/11. . . . . . . . . . . .     750,000      830,625
Neenah Corp., 11.00%, 09/30/10 (b). . .     617,000      681,785
Neenah Corp., 13.00%, 09/30/13 (b). . .     514,185      525,754
Norcross Safety Products,
9.88%, 08/15/11 (b) . . . . . . . . . .     750,000      832,500
Rexnord Corp., 10.13%, 12/15/12 . . . .     675,000      745,875
WESCO Distribution, Inc.,
9.13%, 06/01/08 . . . . . . . . . . . .     475,000      491,625
                                                     -----------
                                                       8,872,539
                                                     -----------

LODGING (2.6%)
Courtyard By Marriott,
10.75%, 02/01/08. . . . . . . . . . . .     475,000      479,750
Felcor Lodging LP, 10.00%, 09/15/08 . .     250,000      271,250
Florida Panthers Holdings,
9.88%, 04/15/09 . . . . . . . . . . . .     900,000      962,999
Hilton Hotels Corp., 7.63%, 05/15/08. .     250,000      279,063
Hilton Hotels Corp., 8.25%, 02/15/11. .     550,000      635,250
Hilton Hotels Corp., 7.63%, 12/01/12. .     400,000      450,000
HMH Properties, Inc., 7.88%, 08/01/08 .     550,000      574,063
HMH Properties, Inc., 8.45%, 12/01/08 .     348,000      365,400
ITT Corp., 6.75%, 11/15/05. . . . . . .     175,000      185,063
MeriStar Hospitality Corp.,
10.50%, 06/15/09. . . . . . . . . . . .     200,000      218,000

SECURITY DESCRIPTION                     PRINCIPAL     VALUE
---------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

LODGING (CONTINUED)
MeriStar Hospitality Corp.,
9.13%, 01/15/11 . . . . . . . . . . . .  $  250,000  $  265,938
Royal Caribbean Cruises,
8.00%, 05/15/10 . . . . . . . . . . . .     600,000     657,000
Starwood Hotels Resorts,
7.38%, 05/01/07 . . . . . . . . . . . .     975,000   1,055,437
Starwood Hotels Resorts,
7.88%, 05/01/12 . . . . . . . . . . . .     450,000     506,250
                                                     ----------
                                                      6,905,463
                                                     ----------

MEDIA - CABLE (2.2%)
Charter Communications Holdings II,
10.25%, 09/15/10 (b). . . . . . . . . .   1,050,000   1,105,125
Charter Communications Holdings
Capital Corp., 12.72%, 04/01/11 . . . .   1,575,000   1,354,500
Charter Communications Holdings
Capital Corp.,10.00%, 05/15/11. . . . .     450,000     393,750
CSC Holdings, Inc., 7.88%, 12/15/07 . .   1,200,000   1,269,000
CSC Holdings, Inc., 8.13%, 07/15/09 . .     850,000     915,875
CSC Holdings, Inc., 9.88%, 02/15/13 . .     700,000     733,250
                                                     ----------
                                                      5,771,500
                                                     ----------

MEDIA - NON-CABLE (8.8%)
Advanstar Communications, Inc.,
12.00%, 02/15/11. . . . . . . . . . . .   1,025,000   1,083,938
Advanstar Communications, Inc.,
10.75%, 08/15/10 (b). . . . . . . . . .     100,000     108,750
Advanstar Communications, Inc.,
10.75%, 08/15/10 (b). . . . . . . . . .     100,000     108,750
Advanstar, Inc., 6.00%, 10/15/11. . . .     425,000     332,563
American Media Operation, Inc.,
10.25%, 05/01/09. . . . . . . . . . . .     650,000     698,750
American Media Operation, Inc.,
8.88%, 01/15/11 . . . . . . . . . . . .     175,000     191,625
Block Communications, Inc.,
9.25%, 04/15/09 . . . . . . . . . . . .     650,000     700,375
Dex Media East LLC,
12.13%, 11/15/12. . . . . . . . . . . .   1,350,000   1,673,999
Dex Media West LLC,
9.88%, 08/15/13 (b) . . . . . . . . . .   1,450,000   1,692,874
Dex Media, Inc., 7.60%, 11/15/13 (b). .     500,000     353,750
Dex Media, Inc., 8.00%, 11/15/13 (b). .     250,000     265,625
DIRECTV Holdings LLC,
8.38%, 03/15/13 . . . . . . . . . . . .   1,300,000   1,514,500
Echostar DBS Corp.,
10.38%, 10/01/07. . . . . . . . . . . .   1,600,000   1,765,999
Echostar DBS Corp.,
5.75%, 10/01/08 (b) . . . . . . . . . .   1,250,000   1,270,313
Lamar Media Corp., 7.25%, 01/01/13. . .     700,000     756,000
Liberty Media Group, 7.75%, 07/15/09. .     525,000     603,446
Lodgenet Entertainment,
9.50%, 06/15/13 . . . . . . . . . . . .     550,000     605,000
Muzak LLC, 10.00%, 02/15/09 . . . . . .     550,000     585,750
PanAmSat Corp., 6.38%, 01/15/08 . . . .     250,000     257,813
PanAmSat Corp., 8.50%, 02/01/12 . . . .   1,225,000   1,359,750
Quebecor Media, Inc., 9.57%, 07/15/11 .     425,000     378,250
Quebecor Media, Inc., 11.13%, 07/15/11.     500,000     581,250
R.H. Donnelly Finance Corp.,
10.88%, 12/15/12 (b). . . . . . . . . .     925,000   1,103,063
Sinclair Broadcast Group,
8.75%, 12/15/11 . . . . . . . . . . . .     475,000     529,625

41
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                        PRINCIPAL      VALUE
-------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

MEDIA - NON-CABLE (CONTINUED)
Sinclair Broadcast Group,
8.00%, 03/15/12 . . . . . . . . . . . . .  $   750,000  $   813,750
Sun Media Corp., 7.63%, 02/15/13. . . . .      425,000      456,875
Vertis, Inc., 9.75%, 04/01/09 . . . . . .      250,000      272,500
Vertis, Inc., 10.88%, 06/15/09. . . . . .    1,475,000    1,578,249
XM Satellite Radio, Inc.,
5.36%, 12/31/09 . . . . . . . . . . . . .      591,800      532,620
XM Satellite Radio, Inc.,
12.00%, 06/15/10. . . . . . . . . . . . .      600,000      682,500
Yell Finance BV, 10.55%, 08/01/11 . . . .      539,000      498,575
Yell Finance BV, 10.75%, 08/01/11 . . . .      410,000      483,800
Ziff Davis Media, Inc., 12.00%, 08/12/09.       43,143       40,123
                                                        -----------
                                                         23,880,750
                                                        -----------

METALS & MINING (0.8%)
Commonwealth Aluminum Co.,
10.75%, 10/01/06. . . . . . . . . . . . .      225,000      230,625
Imco Recycling, Inc.,
10.38%, 10/15/10 (b). . . . . . . . . . .      575,000      598,000
Republic Technologies International,
13.75%, 07/15/09 (c) (d) (g). . . . . . .      200,000            0
RYERSON TULL, INC.,
9.13%, 07/15/06 . . . . . . . . . . . . .      525,000      530,250
United States Steel Corp.,
9.75%, 05/15/10 . . . . . . . . . . . . .      600,000      684,000
                                                        -----------
                                                          2,042,875
                                                        -----------

PACKAGING (3.2%)
Berry Plastics Corp., 10.75%, 07/15/12. .      425,000      491,406
Berry Plastics Corp.,
10.75%, 07/15/12 (b). . . . . . . . . . .      350,000      404,688
Graham Packaging Co.,
4.74%, 01/15/08 . . . . . . . . . . . . .      500,000      445,000
Graham Packaging Co.,
8.75%, 01/15/08 (b) . . . . . . . . . . .      350,000      360,500
Graham Packaging Co.,
8.75%, 01/15/08 . . . . . . . . . . . . .      600,000      618,000
Huntsman Packaging Corp.,
13.00%, 06/01/10. . . . . . . . . . . . .      725,000      670,625
Owens-Brockway Glass Container,
8.88%, 02/15/09 (b) . . . . . . . . . . .      300,000      329,250
Owens-Brockway Glass Container,
7.75%, 05/15/11 . . . . . . . . . . . . .      475,000      511,813
Owens-Brockway Glass Container,
8.25%, 05/15/13 . . . . . . . . . . . . .      375,000      404,063
Owens-Illinois, Inc., 7.15%, 05/15/05 . .      750,000      776,250
Owens-Illinois, Inc., 8.10%, 05/15/07 . .      825,000      872,437
Owens-Illinois, Inc., 7.35%, 05/15/08 . .      300,000      309,750
Plastipak Holdings, Inc.,
10.75%, 09/01/11. . . . . . . . . . . . .      575,000      641,125
Pliant Corp., 11.13%, 09/01/09. . . . . .      150,000      163,125
Pliant Corp., 13.00%, 06/01/10. . . . . .      325,000      300,625
Russell Stanley Holdings, Inc.,
9.00%, 11/30/08 (b) . . . . . . . . . . .       31,970          400
Tekni-Plex, Inc., 12.75%, 06/15/10. . . .   1, 175,000    1,292,499
                                                        -----------
                                                          8,591,556
                                                        -----------

PAPER (3.4%)
Boise Cascade Co., 6.50%, 11/01/10. . . .      100,000      104,901
Boise Cascade Co., 7.00%, 11/01/13. . . .      150,000      157,688
Georgia Pacific Corp.,
8.13%, 05/15/11 . . . . . . . . . . . . .    2,325,000    2,580,749
Georgia Pacific Corp.,
9.38%, 02/01/13 . . . . . . . . . . . . .    1,575,000    1,819,125
Graphic Packaging International,
9.50%, 08/15/13 (b) . . . . . . . . . . .      550,000      610,500
Jefferson Smurfit Corp.,
8.25%, 10/01/12 . . . . . . . . . . . . .      450,000      488,250
Jefferson Smurfit Corp.,
7.50%, 06/01/13 . . . . . . . . . . . . .      400,000      420,000
MDP Acquisitions PLC,
9.63%, 10/01/12 . . . . . . . . . . . . .      650,000      731,250
MDP Acquisitions PLC,
15.50%, 10/01/13. . . . . . . . . . . . .      724,127      842,703
Stone Container Corp.,
9.75%, 02/01/11 . . . . . . . . . . . . .      600,000      666,000
Tembec Industries, Inc.,
8.50%, 02/01/11 . . . . . . . . . . . . .      575,000      598,000
                                                        -----------
                                                          9,019,166
                                                        -----------

RESTAURANTS (0.7%)
Advantica Restaurant Group, Inc.,
11.25%, 01/15/08. . . . . . . . . . . . .      425,000      297,500
Buffets, Inc., 11.25%, 07/15/10 . . . . .      325,000      352,625
Carrols Corp., 9.50%, 12/01/08. . . . . .      850,000      871,250
Dominos, Inc., 8.25%, 07/01/11 (b). . . .      225,000      244,125
                                                        -----------
                                                          1,765,500
                                                        -----------

RETAILERS (3.3%)
Buhrmann US, Inc., 12.25%, 11/01/09 . . .    1,050,000    1,181,250
Couche-Tard Financing Co.,
7.50%, 12/15/13 (b) . . . . . . . . . . .      700,000      740,250
General Nutrition Center,
8.50%, 12/01/10 (b) . . . . . . . . . . .      350,000      360,500
Michaels Stores, Inc., 9.25%, 07/01/09. .      400,000      442,000
Mothers Work, Inc., 11.25%, 08/01/10. . .      400,000      442,000
PCA International, Inc.,
11.88%, 08/1/09 . . . . . . . . . . . . .      800,000      876,000
Penney (J.C.) Co., Inc.,
7.60%, 04/01/07 . . . . . . . . . . . . .      650,000      719,875
Penney (J.C.) Co., Inc.,
9.00%, 08/01/12 . . . . . . . . . . . . .    1,479,000    1,774,800
Rite Aid Corp., 8.13%, 05/01/10 . . . . .      700,000      756,000
Rite Aid Corp., 9.50%, 02/15/11 . . . . .      175,000      198,188
Rite Aid Corp., 6.88%, 08/15/13 . . . . .      875,000      844,375
U.S. Office Products Co.,
9.75%, 06/15/08 (c) (d) (f) (g) . . . . .      475,000            0
United Auto Group, Inc.,
9.63%, 03/15/12 . . . . . . . . . . . . .      500,000      556,250
                                                        -----------
                                                          8,891,488
                                                        -----------

SERVICES (0.5%)
Brickman Group Ltd. (The),
11.75%, 12/15/09. . . . . . . . . . . . .      725,000      848,250
SITEL Corp., 9.25%, 03/15/06. . . . . . .      575,000      569,250
                                                        -----------
                                                          1,417,500
                                                        -----------
SUPERMARKETS (0.0%)
Jitney-Jungle Stores of America, Inc.,
10.38%, 09/15/07 (c) (d) (f) (g). . . . .      100,000            0

42
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                     PRINCIPAL     VALUE
---------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

TECHNOLOGY (2.6%)
Activant Solutions, Inc.,
10.50%, 06/15/11 . . . . . . . . . . .   $  500,000  $  543,750
AMI Semiconductor, Inc., 10.75%,
02/1/13. . . . . . . . . . . . . . . .      373,000     445,735
Danka Business Systems, 11.00%,
06/15/10 . . . . . . . . . . . . . . .      450,000     446,625
Ingram Micro, Inc., 9.88%, 08/15/08 . .     825,000     915,750
Seagate Technology HDD Holding,
8.00%, 05/15/09 . . . . . . . . . . . .     575,000     623,875
Telex Communications, Inc., 11.50%,
10/15/08 (b) . . . . . . . . . . . . .      300,000     320,250
Unisys Corp., 6.88%, 03/15/10 . . . . .     600,000     648,000
Viasystems, Inc., 10.50%, 01/15/11 (b).     200,000     214,000
Xerox Corp., 9.75%, 01/15/09. . . . . .   1,500,000   1,766,250
Xerox Corp., 7.63%, 06/15/13. . . . . .     975,000   1,057,875
                                                     ----------
                                                      6,982,110
                                                     ----------

TEXTILE (1.7%)
Broder Brothers Co.,
11.25%, 10/15/10 (b). . . . . . . . . .     400,000     398,000
GFSI, Inc., 9.63%, 03/01/07 . . . . . .     675,000     624,375
Glenoit Corp., 11.00%,
04/15/07 (c) (d) (f) (g). . . . . . . .     125,000           0
Levi Strauss & Co., 11.63%, 01/15/08. .     650,000     425,750
Levi Strauss & Co., 12.25%, 12/15/12. .     300,000     196,500
Phillips Van-Heusen Corp.,
8.13%, 05/01/13 . . . . . . . . . . . .     475,000     505,875
Russell Corp., 9.25%, 05/01/10. . . . .     525,000     546,000
Warnaco Group, Inc.,
8.88%, 06/15/13 (b) . . . . . . . . . .   1,425,000   1,474,875
William Carter Co., 10.88%, 08/15/11. .     422,000     486,355
                                                     ----------
                                                      4,657,730
                                                     ----------

TOBACCO (0.5%)
Commonwealth Brands, Inc.,
10.63%, 09/01/08 (b). . . . . . . . . .     625,000     684,375
Dimon, Inc., 9.63%, 10/15/11. . . . . .     150,000     168,375
Dimon, Inc., 7.75%, 06/01/13 (b). . . .     525,000     532,875
                                                     ----------
                                                      1,385,625
                                                     ----------

TRANSPORTATION (0.8%)
Allied Holdings, Inc.,
8.63%, 10/01/07 . . . . . . . . . . . .     675,000     649,688
Holt Group, Inc. (The),
9.75%, 01/15/06 (c) (d) (f) (g) . . . .      50,000           0
Stena AB, 9.63%, 12/01/12 . . . . . . .     825,000     932,249
Stena AB, 7.50%, 11/01/13 (b) . . . . .     575,000     582,343
                                                     ----------
                                                      2,164,280
                                                     ----------

UTILITY - ELECTRIC (3.2%)
Caithness Coso Funding Corp.,
9.05%, 12/15/09 . . . . . . . . . . . .     861,640     939,188
Calpine Canada Energy Financing Co.,
8.50%, 05/01/08 . . . . . . . . . . . .     150,000     119,625
Calpine Corp., 8.50%, 02/15/11. . . . .   1,250,000     990,625
CMS Energy Corp., 8.90%, 07/15/08 . . .   1,150,000   1,256,375
CMS Energy Corp., 7.50%, 01/15/09 . . .     525,000     551,250
Illinois Power Corp., 11.50%, 12/15/10.   1,125,000   1,366,875
NRG Energy, Inc., 8.00%, 12/15/13 (b) .     650,000     686,563
PG&E Corp., 6.88%, 07/15/08 (b) . . . .     325,000     351,666
PSEG Energy Holdings,
10.00%, 10/01/09. . . . . . . . . . . .   1,125,000   1,326,094

SECURITY DESCRIPTION                       SHARES       VALUE
---------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

UTILITY - ELECTRIC (CONTINUED)
Reliant Resources, Inc.,
9.25%, 07/15/10 (b). . . . . . . . . . .    375,000  $    403,125
Reliant Resources, Inc.,
9.50%, 07/15/13 (b). . . . . . . . . . .    475,000       510,625
                                                     ------------
                                                        8,502,011
                                                     ------------

UTILITY - NATURAL GAS (3.8%)
ANR Pipeline Co., 8.88%, 03/15/10. . . .    150,000       169,313
El Paso Corp., 6.75%, 05/15/09 . . . . .    825,000       789,938
El Paso Corp., 8.05%, 10/15/30 . . . . .    675,000       590,625
El Paso Corp., 7.80%, 08/01/31 . . . . .  2,675,000     2,290,468
El Paso Production Holding (b),
7.75%, 06/01/13. . . . . . . . . . . . .    950,000       948,813
Semco Energy, Inc.,
7.13%, 05/15/08 (b). . . . . . . . . . .    400,000       418,500
Tennessee Gas Pipeline,
7.50%, 04/01/17. . . . . . . . . . . . .    200,000       205,750
Tennessee Gas Pipeline,
8.38%, 06/15/32. . . . . . . . . . . . .  1,225,000     1,304,624
Transcontinental Gas Pipeline Corp.,
7.00%, 08/15/11. . . . . . . . . . . . .    150,000       162,375
Transcontinental Gas Pipeline Corp.,
8.88%, 07/15/12. . . . . . . . . . . . .    350,000       421,750
Williams Cos., Inc. (The),
8.63%, 06/01/10. . . . . . . . . . . . .    525,000       597,188
Williams Cos., Inc. (The),
7.63%, 07/15/19. . . . . . . . . . . . .    750,000       788,438
Williams Cos., Inc. (The),
7.88%, 09/01/21. . . . . . . . . . . . .  1,425,000     1,506,937
                                                     ------------
                                                       10,194,719
                                                     ------------

WIRELESS COMMUNICATIONS (2.3%)
American Cellular Corp.,
10.00%, 08/01/11 (b) . . . . . . . . . .    775,000       864,125
NEXTEL Communications, Inc.,
9.38%, 11/15/09. . . . . . . . . . . . .  2,925,000     3,195,562
Nextel Partners, Inc., 12.50%, 11/15/09.    300,000       351,000
Nextel Partners, Inc., 11.00%, 03/15/10.    450,000       500,625
Nextel Partners, Inc., 8.13%, 07/01/11 .    100,000       107,000
Rogers Cantel, Inc., 8.80%, 10/01/07 . .    475,000       490,438
Triton PCS, Inc., 8.50%, 06/01/13. . . .    500,000       540,000
                                                     ------------
                                                        6,048,750
                                                     ------------

WIRELINE COMMUNICATIONS (3.5%)
Alaska Communications System
Holdings, 9.38%, 05/15/09. . . . . . . .    375,000       376,875
Alaska Communications System
Holdings, 9.88%, 08/15/11 (b). . . . . .    425,000       448,375
Cincinnati Bell, Inc., 7.25%,
07/15/13 (b) . . . . . . . . . . . . . .    825,000       880,523
Cincinnati Bell, Inc., 8.38%,
01/15/14 (b) . . . . . . . . . . . . . .    625,000       678,125
Eircom Funding, 8.25%, 08/15/13 (b). . .    400,000       440,000
Qwest Corp., 8.88%, 03/15/12 (b) . . . .  2,200,000     2,530,000
Qwest Services Corp.,
13.50%, 12/15/10 (b) . . . . . . . . . .  3,375,000     4,117,500
                                                     ------------
                                                        9,471,398
                                                     ------------
TOTAL CORPORATE BONDS                                 253,022,045
                                                     ------------

43
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                           SHARES       VALUE
--------------------------------------------------------------------
PREFERRED STOCKS (0.7%)

HEALTHCARE (0.0%)
River Holdings Corp., Series B,
PIK, 11.50%, 04/15/03 (d) (g) . . . . . . .         922  $         0
                                                         -----------

MEDIA - CABLE (0.0%)
Pegasus Communications, 12.75%. . . . . . .      15,640          126
                                                         -----------

MEDIA - NON-CABLE (0.4%)
Primedia, Inc., Series E, 9.20%, 11/01/09 .       6,800      649,399
Primedia, Inc., Series H, 8.63%, 04/01/10 .       3,650      337,625
Ziff Davis Media, Inc.,
Series E-1, PIK (d) (g) . . . . . . . . . .          12            0
                                                         -----------
                                                             987,024
                                                         -----------

RETAILERS (0.3%)
General Nutrition Center, Series A,
12.00%, 12/01/10 (b). . . . . . . . . . . .         725      726,813
                                                         -----------

WIRELINE COMMUNICATIONS (0.0%)
McLeodUSA, Inc., Series A,
2.50%, 04/18/02 . . . . . . . . . . . . . .       4,671       35,593
                                                         -----------
TOTAL PREFERRED STOCKS                                     1,749,556
                                                         -----------

WARRANTS (0.0%)

ENTERTAINMENT (0.0%)
AMF Bowling Worldwide, Inc. Class A,
expiring 03/09/09 . . . . . . . . . . . . .         830        2,697
AMF Bowling Worldwide, Inc. Class B,
expiring 03/09/09 . . . . . . . . . . . . .         811           41
                                                         -----------
                                                               2,738
                                                         -----------

INDUSTRIAL - OTHER (0.0%)
ACP Holding Co., expiring 10/07/13. . . . .     176,100       86,289
                                                         -----------

MEDIA - NON-CABLE (0.0%)
Advanstar Holdings Corp.,
expiring 10/15/11 (d) (g) . . . . . . . . .         150            0
XM Satellite Radio, Inc.
expiring 03/15/10 (b) (d) (g) . . . . . . .         300            0
Ziff Davis Media, Inc.,
expiring 08/12/12 (d) (g) . . . . . . . . .       2,200            0
                                                         -----------

METALS & MINING (0.0%)
Republic Technologies International, Inc.,
expiring 07/15/09 (d) (g) . . . . . . . . .         200            0
                                                         -----------

PACKAGING (0.0%)
Pliant Corp., expiring 06/01/10 (b) (d) (g)         275            0
                                                         -----------

PAPER (0.0%)
MDP Acquisitions, expiring 10/01/13 (b) . .         300        1,800
                                                         -----------

WIRELINE COMMUNICATIONS (0.0%)
McLeodUSA, Inc., expiring 04/16/07. . . . .      10,348        5,277
                                                         -----------
TOTAL WARRANTS                                                96,104
                                                         -----------

SECURITY DESCRIPTION. . . . . . . . . . . .  PRINCIPAL      VALUE
--------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.0%)
CS First Boston, 0.89%
dated 12/31/03, due 01/02/04,
repurchase price $3,565,239
(Fully collateralized by
AA Rated Corporate Bonds) . . . . . . . . .  $3,565,063  $ 3,565,063
Nomura Securities, 0.89%
dated 12/31/03, due 01/02/04,
repurchase price $4,598,982
(Fully collateralized by
U.S. Agency Securities) . . . . . . . . . .   4,598,755    4,598,755
                                                         -----------
TOTAL REPURCHASE AGREEMENTS                                8,163,818
                                                         -----------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (23.1%)

GUARANTEED INSURANCE CONTRACT (0.8%)
General Electric Life and Annuity,
1.24%, 03/31/04 (e) . . . . . . . . . . . .   2,100,000    2,100,000
                                                         -----------

MASTER NOTE (1.9%)
Goldman Sachs Group LP,
1.18%, 12/08/04 (e) . . . . . . . . . . . .   5,000,000    5,000,000
                                                         -----------

MEDIUM-TERM NOTES (4.1%)
Halogen Funding, 1.18%, 01/07/04. . . . . .   5,000,000    5,000,000
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (e) . . . . . . . . . . . .   2,000,048    2,000,048
Tulip Funding, 1.15%, 01/02/04. . . . . . .   3,996,294    3,996,294
                                                         -----------
TOTAL MEDIUM-TERM NOTES                                   10,996,342
                                                         -----------

TIME DEPOSIT (1.9%)
Deutsche Post Luxembourg,
1.13%, 01/20/04 . . . . . . . . . . . . . .   5,000,000    5,000,000
                                                         -----------

YANKEE CERTIFICATES OF DEPOSIT (7.0%)
Banco Bilbao Viz Argentaria, N.Y.,
1.18%, 03/23/04 (e) . . . . . . . . . . . .   1,898,044    1,898,044
Canadian Imperial Bank, N.Y.,
1.09%, 11/07/05 (e) . . . . . . . . . . . .   4,996,489    4,996,489
Deutsche Bank, N.Y.,
1.12%, 02/22/05 (e) . . . . . . . . . . . .   7,004,757    7,004,757
Rabobank, N.Y.,
1.13%, 06/01/05 (e) . . . . . . . . . . . .   4,993,977    4,993,977
                                                         -----------
TOTAL YANKEE CERTIFICATES  OF DEPOSIT                     18,893,267
                                                         -----------

44
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION               PRINCIPAL       VALUE
------------------------------------------------------------

SHORT-TERM INVESTMENTS
PURCHASED WITH CASH
COLLATERAL RECEIVED FOR
SECURITIES ON LOAN
(CONTINUED)
REPURCHASE AGREEMENT (7.4%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $19,932,301
(Fully collateralized by
U.S. Agency Securities). . . . .  $19,931,138  $ 19,931,138
                                               -------------
TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                  61,920,747
                                               -------------

TOTAL INVESTMENTS
(COST $310,647,767) (A) - 121.2%                325,278,768

LIABILITIES IN EXCESS
OF OTHER ASSETS - (21.2)%                       (56.942.797)
                                               -------------

NET ASSETS - 100.0%                            $268,335,971
                                               =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
(c)  Bond  in  default.
(d)  Fair  Valued  Security
(e) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
(f)  Security  has  filed  for  bankruptcy  protection.
(g) Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.
HYTOPS  High  Yield  Trust  Offered  Preferred  Securities
PIK     Paid-In-Kind
TRAINS  Targeted  Return  Index  Securities  Trust
See  notes  to  financial  statements.

45
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT EQUITY 500 INDEX FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------------------------------------------------
COMMON STOCKS (99.5%)

AEROSPACE & DEFENSE (1.5%)
Boeing Co. (The). . . . . . . . . . . . .  22,762  $   959,191
General Dynamics Corp.. . . . . . . . . .   5,300      479,067
Goodrich Corp.. . . . . . . . . . . . . .   3,200       95,008
Lockheed Martin Corp. . . . . . . . . . .  12,100      621,940
Northrop Grumman Corp.. . . . . . . . . .   4,931      471,404
Raytheon Co.. . . . . . . . . . . . . . .  11,000      330,440
Rockwell Collins, Inc.. . . . . . . . . .   5,014      150,570
United Technologies Corp. . . . . . . . .  12,700    1,203,579
                                                    ----------
                                                     4,311,199
                                                    ----------

AGRICULTURE (0.1%)
Monsanto Co.. . . . . . . . . . . . . . .   7,295      209,950
                                                    ----------

AIRLINES (0.1%)
Delta Air Lines, Inc. . . . . . . . . . .   3,800       44,878
Southwest Airlines Co.. . . . . . . . . .  21,150      341,361
                                                    ----------
                                                       386,239
                                                    ----------

APPAREL (0.3%)
Jones Apparel Group, Inc. . . . . . . . .   3,200      112,736
Liz Claiborne, Inc. . . . . . . . . . . .   2,900      102,834
Nike, Inc., Class B . . . . . . . . . . .   7,100      486,066
Reebok International Ltd. . . . . . . . .   1,700       66,844
V.F. Corp.. . . . . . . . . . . . . . . .   2,800      121,072
                                                    ----------
                                                       889,552
                                                    ----------

AUTO PARTS & EQUIPMENT (0.6%)
AutoNation, Inc. (b). . . . . . . . . . .   7,700      141,449
AutoZone, Inc. (b). . . . . . . . . . . .   2,500      213,025
Cooper Tire & Rubber Co.. . . . . . . . .   1,800       38,484
Dana Corp.. . . . . . . . . . . . . . . .   4,300       78,905
Delphi Automotive Systems Corp. . . . . .  16,000      163,360
Genuine Parts Co. . . . . . . . . . . . .   4,500      149,400
Goodyear Tire & Rubber Co. (b). . . . . .   4,800       37,728
Johnson Controls, Inc.. . . . . . . . . .   2,500      290,300
Navistar International Corp. (b). . . . .   1,700       81,413
Paccar, Inc.. . . . . . . . . . . . . . .   3,150      268,128
Snap-On, Inc. . . . . . . . . . . . . . .   1,400       45,136
Visteon Corp. . . . . . . . . . . . . . .   3,723       38,756
                                                    ----------
                                                     1,546,084
                                                    ----------

AUTOMOBILES (0.7%)
Ford Motor Co.. . . . . . . . . . . . . .  49,932      798,912
General Motors Corp.. . . . . . . . . . .  15,552      830,477
Harley-Davidson, Inc. . . . . . . . . . .   8,100      384,993
                                                    ----------
                                                     2,014,382
                                                    ----------

BANKS (5.3%)
AmSouth Bancorp.. . . . . . . . . . . . .   9,300      227,850
Bank of America Corp. . . . . . . . . . .  40,449    3,253,312
Bank One Corp.. . . . . . . . . . . . . .  30,500    1,390,495
BB&T Corp.. . . . . . . . . . . . . . . .  15,000      579,600
Bear Stearns Cos., Inc. . . . . . . . . .   2,800      223,860
Charter One Financial, Inc. . . . . . . .   5,878      203,085
Fifth Third Bancorp.. . . . . . . . . . .  15,285      903,344
FleetBoston Financial Corp. . . . . . . .  28,612    1,248,914
Huntington Bancshares, Inc. . . . . . . .   6,010      135,225
KeyCorp.. . . . . . . . . . . . . . . . .  11,200      328,384
Mellon Financial Corp.. . . . . . . . . .  11,800      378,898
National City Corp. . . . . . . . . . . .  16,700      566,798
Northern Trust Corp.. . . . . . . . . . .   6,100      283,162
PNC Bank Corp.. . . . . . . . . . . . . .   7,500      410,475
Regions Financial Corp. . . . . . . . . .   6,200      230,640
SouthTrust Corp.. . . . . . . . . . . . .   9,100      297,843
SunTrust Banks, Inc.. . . . . . . . . . .   7,500      536,250
Synovus Financial Corp. . . . . . . . . .   8,100      234,252
U.S. Bancorp. . . . . . . . . . . . . . .  52,368    1,559,519
Union Planters Corp.. . . . . . . . . . .   5,100      160,599
Wachovia Corp.. . . . . . . . . . . . . .  36,000    1,677,240
Zions Bancorp . . . . . . . . . . . . . .   2,400      147,192
                                                    ----------
                                                    14,976,937
                                                    ----------

BEVERAGES (2.6%)
Adolph Coors Co., Class B . . . . . . . .   1,100       61,710
Anheuser-Busch Companies, Inc.. . . . . .  22,343    1,177,029
Brown-Forman Corp., Class B . . . . . . .   1,600      149,520
Coca-Cola Co. . . . . . . . . . . . . . .  66,512    3,375,484
Coca-Cola Enterprises, Inc. . . . . . . .  12,600      275,562
Pepsi Bottling Group, Inc. (The). . . . .   7,000      169,260
PepsiCo, Inc. . . . . . . . . . . . . . .  46,530    2,169,229
                                                    ----------
                                                     7,377,794
                                                    ----------

BIOTECHNOLOGY (0.2%)
Applera Corp.-Applied Biosystems Group. .   5,600      115,976
Chiron Corp. (b). . . . . . . . . . . . .   5,200      296,348
Waters Corp. (b). . . . . . . . . . . . .   3,400      112,744
                                                    ----------
                                                       525,068
                                                    ----------

BUSINESS SERVICES (2.6%)
Apollo Group, Inc. (b). . . . . . . . . .   4,800      326,400
Autodesk, Inc.. . . . . . . . . . . . . .   2,865       70,422
Automatic Data Processing, Inc. . . . . .  16,208      641,999
Cintas Corp.. . . . . . . . . . . . . . .   4,700      235,611
Compuware Corp. (b) . . . . . . . . . . .  11,200       67,648
Concord EFS, Inc. (b) . . . . . . . . . .  13,500      200,340
Convergys Corp. (b) . . . . . . . . . . .   3,500       61,110
Deluxe Corp.. . . . . . . . . . . . . . .   1,300       53,729
Dow Jones & Company, Inc. . . . . . . . .   2,100      104,685
eBay, Inc. (b). . . . . . . . . . . . . .  17,700    1,143,242
Electronic Data Systems Corp. . . . . . .  13,200      323,928
Equifax, Inc. . . . . . . . . . . . . . .   3,700       90,650
First Data Corp.. . . . . . . . . . . . .  19,900      817,690
Fiserv, Inc. (b). . . . . . . . . . . . .   5,450      215,330
IMS Health, Inc.. . . . . . . . . . . . .   7,253      180,310
Interpublic Group of Cos., Inc. (The) (b)  11,100      173,160
Monster Worldwide, Inc. (b) . . . . . . .   2,800       61,488
Moody's, Corp.. . . . . . . . . . . . . .   4,054      245,470
Omnicom Group, Inc. . . . . . . . . . . .   5,100      445,383
Paychex, Inc. . . . . . . . . . . . . . .  10,250      381,300
Pitney Bowes, Inc.. . . . . . . . . . . .   6,500      264,030
Robert Half International, Inc. (b) . . .   4,900      114,366
Sabre Holdings, Inc.. . . . . . . . . . .   4,168       89,987
Sungard Data Systems, Inc. (b). . . . . .   7,700      213,367
Unisys Corp. (b). . . . . . . . . . . . .   8,400      124,740
Yahoo!, Inc. (b). . . . . . . . . . . . .  17,700      799,509
                                                    ----------
                                                     7,445,894
                                                    ----------

CHEMICALS & ALLIED PRODUCTS (1.5%)
Air Products & Chemicals, Inc.. . . . . .   6,200      327,546
Dow Chemical Co.. . . . . . . . . . . . .  24,866    1,033,680
E.I. du Pont de Nemours and Co. . . . . .  27,000    1,239,030
Eastman Chemical Co.. . . . . . . . . . .   2,300       90,919
Engelhard Corp. . . . . . . . . . . . . .   3,300       98,835

46
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT EQUITY 500 INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                        SHARES      VALUE
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)

CHEMICALS & ALLIED PRODUCTS
(CONTINUED)
Great Lakes Chemical Corp. . . . . . . . .    1,500  $    40,785
Hercules, Inc. (b) . . . . . . . . . . . .    3,200       39,040
Millipore Corp. (b). . . . . . . . . . . .    1,400       60,270
Occidental Petroleums Corp.. . . . . . . .   10,500      443,520
Praxair, Inc.. . . . . . . . . . . . . . .    8,800      336,160
Rohm & Haas Co.. . . . . . . . . . . . . .    6,200      264,802
Sigma Aldrich Corp.. . . . . . . . . . . .    1,800      102,924
                                                      ----------
                                                       4,077,511
                                                      ----------

COMPUTERS (12.0%)
Adobe Systems, Inc.. . . . . . . . . . . .    6,300      247,590
Apple Computer, Inc. (b) . . . . . . . . .    9,800      209,426
Avaya, Inc. (b). . . . . . . . . . . . . .   11,366      147,076
BMC Software, Inc. (b) . . . . . . . . . .    5,700      106,305
Cisco Systems, Inc. (b). . . . . . . . . .  187,957    4,565,476
Citrix Systems, Inc. (b) . . . . . . . . .    4,600       97,566
Computer Associates International, Inc.. .   15,800      431,972
Computer Sciences Corp. (b). . . . . . . .    5,000      221,150
Dell Computer Corp. (b). . . . . . . . . .   69,500    2,360,220
EMC Corp. (b). . . . . . . . . . . . . . .   65,900      851,428
Gateway, Inc. (b). . . . . . . . . . . . .    9,900       45,540
Hewlett Packard Co.. . . . . . . . . . . .   82,500    1,895,025
Intel Corp.. . . . . . . . . . . . . . . .  177,873    5,727,510
International Business Machines Corp.. . .   46,917    4,348,268
Intuit, Inc. (b) . . . . . . . . . . . . .    5,600      296,296
Lexmark International, Inc. (b). . . . . .    3,500      275,240
Mercury Interactive Corp. (b). . . . . . .    2,500      121,600
Microsoft Corp.. . . . . . . . . . . . . .  294,240    8,103,369
NCR Corp. (b). . . . . . . . . . . . . . .    2,400       93,120
Network Appliance, Inc. (b). . . . . . . .    9,200      188,876
Novell, Inc. (b) . . . . . . . . . . . . .   10,200      107,304
Nvidia Corp. (b) . . . . . . . . . . . . .    4,500      104,625
Oracle Corp. (b) . . . . . . . . . . . . .  141,408    1,866,586
Parametric Technology Corp. (b). . . . . .    8,400       33,096
PeopleSoft, Inc. (b) . . . . . . . . . . .   10,200      232,560
Siebel Systems, Inc. (b) . . . . . . . . .   13,500      187,245
Sun Microsystems, Inc. (b) . . . . . . . .   87,356      392,228
Symantec Corp. (b) . . . . . . . . . . . .    8,600      297,990
Symbol Technologies, Inc.. . . . . . . . .    6,600      111,474
Veritas Software Corp. (b) . . . . . . . .   11,700      434,772
                                                      ----------
                                                      34,100,933
                                                      ----------

CONSTRUCTION & BUILDING MATERIALS (0.8%)
Caterpillar, Inc.. . . . . . . . . . . . .    9,400      780,389
Centex Corp. . . . . . . . . . . . . . . .    1,600      172,240
Deere & Co.. . . . . . . . . . . . . . . .    6,400      416,320
Fluor Corp.. . . . . . . . . . . . . . . .    2,300       91,172
KB Home. . . . . . . . . . . . . . . . . .    1,200       87,024
Masco Corp.. . . . . . . . . . . . . . . .   12,681      347,586
Pulte Corp.. . . . . . . . . . . . . . . .    1,700      159,154
Sherwin Williams Co. . . . . . . . . . . .    4,100      142,434
Vulcan Materials Co. . . . . . . . . . . .    2,792      132,815
                                                      ----------
                                                       2,329,134
                                                      ----------

CONSUMER PRODUCTS (2.9%)
Alberto Culver Co., Class B. . . . . . . .    1,700      107,236
Avon Products, Inc.. . . . . . . . . . . .    6,300      425,187
Black & Decker Corp. . . . . . . . . . . .    2,000       98,640
Clorox Co. (The) . . . . . . . . . . . . .    5,899      286,455
Colgate-Palmolive Co.. . . . . . . . . . .   14,661      733,783
Ecolab, Inc. . . . . . . . . . . . . . . .    7,200      197,064
Fortune Brands, Inc. . . . . . . . . . . .    4,000      285,960
Gillette Co. (The) . . . . . . . . . . . .   27,800    1,021,094
International Flavor and Fragrances, Inc..    2,700       94,284
Kimberly-Clark Corp. . . . . . . . . . . .   13,700      809,533
Leggett & Platt, Inc.. . . . . . . . . . .    5,500      118,965
Maytag Corp. . . . . . . . . . . . . . . .    2,400       66,840
Pall Corp. . . . . . . . . . . . . . . . .    3,700       99,271
Procter & Gamble Co. . . . . . . . . . . .   35,321    3,527,862
Tupperware Corp. . . . . . . . . . . . . .    1,700       29,478
Whirlpool Corp.. . . . . . . . . . . . . .    1,800      130,770
                                                      ----------
                                                       8,032,422
                                                      ----------

CONTAINERS (0.2%)
Ball Corp. . . . . . . . . . . . . . . . .    1,500       89,355
Bemis Co., Inc.. . . . . . . . . . . . . .    1,600       80,000
Newell Rubbermaid, Inc.. . . . . . . . . .    7,500      170,775
Sealed Air Corp. (b) . . . . . . . . . . .    2,200      119,108
                                                      ----------
                                                         459,238
                                                      ----------

DRUGS (5.7%)
Allergan, Inc. . . . . . . . . . . . . . .    3,500      268,835
Amerisource Bergen Corp. . . . . . . . . .    2,954      165,867
Eli Lilly & Co.. . . . . . . . . . . . . .   30,670    2,157,021
Express Scripts, Inc. (b). . . . . . . . .    2,100      139,503
Forest Laboratories, Inc. (b). . . . . . .    9,800      605,640
Medimmune, Inc. (b). . . . . . . . . . . .    7,009      178,029
Merck & Co., Inc.. . . . . . . . . . . . .   60,564    2,798,057
Pfizer, Inc. . . . . . . . . . . . . . . .  207,761    7,340,196
Schering Plough Corp.. . . . . . . . . . .   39,900      693,861
Wyeth. . . . . . . . . . . . . . . . . . .   36,400    1,545,180
                                                      ----------
                                                      15,892,189
                                                      ----------

ELECTRICAL EQUIPMENT (3.6%)
Cooper Industries Ltd., Class A. . . . . .    2,515      145,694
Emerson Electric Co. . . . . . . . . . . .   11,500      744,625
Exelon Corp. . . . . . . . . . . . . . . .    8,812      584,764
General Electric Co. . . . . . . . . . . .  273,248    8,465,223
Grainger (W.W.), Inc . . . . . . . . . . .    2,600      123,214
Power-One, Inc. (b). . . . . . . . . . . .    2,300       24,909
                                                      ----------
                                                      10,088,429
                                                      ----------

ELECTRONICS (1.3%)
Agilent Technologies, Inc. (b) . . . . . .   13,037      381,202
Altera Corp. (b) . . . . . . . . . . . . .   10,400      236,080
Broadcom Corp., Class A (b). . . . . . . .    8,200      279,538
Molex, Inc.. . . . . . . . . . . . . . . .    5,125      178,811
Radioshack Corp. . . . . . . . . . . . . .    4,500      138,060
Rockwell International Corp. . . . . . . .    5,000      178,000
Sanmina Corp. (b). . . . . . . . . . . . .   14,600      184,106
Solectron Corp. (b). . . . . . . . . . . .   21,700      128,247
Tektronix, Inc.. . . . . . . . . . . . . .    2,100       66,360
Teradyne, Inc. (b) . . . . . . . . . . . .    4,800      122,160
Texas Instruments, Inc.. . . . . . . . . .   47,300    1,389,674
Thomas & Betts Corp. . . . . . . . . . . .    1,700       38,913
Xilinx, Inc. (b) . . . . . . . . . . . . .    9,200      356,408
                                                      ----------
                                                       3,677,559
                                                      ----------

ENTERTAINMENT (0.7%)
Electronic Arts, Inc. (b). . . . . . . . .    8,000      382,240
International Game Technology. . . . . . .    9,600      342,720
Walt Disney Co. (The). . . . . . . . . . .   55,400    1,292,482
                                                      ----------
                                                       2,017,442
                                                      ----------

47
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT EQUITY 500 INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                     SHARES      VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (10.3%)
AMBAC Financial Group, Inc. . . . . . .    2,950  $   204,701
American Express Co.. . . . . . . . . .   34,800    1,678,404
Bank of New York Co., Inc.. . . . . . .   20,828      689,823
Capital One Financial Corp. . . . . . .    6,100      373,869
Charles Schwab Corp.. . . . . . . . . .   36,450      431,568
Citigroup, Inc. . . . . . . . . . . . .  140,454    6,817,636
Comerica, Inc.. . . . . . . . . . . . .    4,900      274,694
Countrywide Credit Industries, Inc. . .    5,100      386,835
Fannie Mae. . . . . . . . . . . . . . .   26,286    1,973,027
Federated Investors, Inc. . . . . . . .    2,600       76,336
First Tennessee National Corp.. . . . .    3,400      149,940
Franklin Resources, Inc.. . . . . . . .    7,000      364,420
Freddie Mac . . . . . . . . . . . . . .   19,000    1,108,080
Golden West Financial Corp. . . . . . .    4,100      423,079
Goldman Sachs Group, Inc. . . . . . . .   12,900    1,273,617
H&R Block, Inc. . . . . . . . . . . . .    5,000      276,850
J.P. Morgan Chase & Co. . . . . . . . .   55,693    2,045,604
Janus Capital Group, Inc. . . . . . . .    6,200      101,742
John Hancock Financial Services, Inc. .    7,900      296,250
Lehman Brothers Holdings, Inc.. . . . .    7,367      568,880
Marshall & Ilsley Corp. . . . . . . . .    6,000      229,500
MBNA Corp.. . . . . . . . . . . . . . .   34,750      863,538
Merrill Lynch & Co. . . . . . . . . . .   25,800    1,513,170
Morgan Stanley Dean Witter & Co.. . . .   29,400    1,701,378
North Fork Bancorp, Inc.. . . . . . . .    4,300      174,021
Providian Financial Corp. (b) . . . . .    7,400       86,136
SLM Corp. . . . . . . . . . . . . . . .   12,100      455,928
State Street Corp.. . . . . . . . . . .    8,900      463,512
T. Rowe Price Group, Inc. . . . . . . .    3,300      156,453
Washington Mutual, Inc. . . . . . . . .   24,915      999,590
Wells Fargo Co. . . . . . . . . . . . .   46,159    2,718,304
                                                  -----------
                                                   28,876,885
                                                  -----------

FOOD & RELATED (2.8%)
Albertson's, Inc. . . . . . . . . . . .   10,159      230,101
Altria Group, Inc.. . . . . . . . . . .   55,400    3,014,868
Archer-Daniels Midland Co.. . . . . . .   17,837      271,479
Campbell Soup Co. . . . . . . . . . . .   10,900      292,120
ConAgra, Inc. . . . . . . . . . . . . .   14,300      377,377
General Mills, Inc. . . . . . . . . . .   10,300      466,590
Heinz (H.J.) Co.. . . . . . . . . . . .    9,300      338,799
Hershey Foods Corp. . . . . . . . . . .    3,600      277,164
Kellogg Co. . . . . . . . . . . . . . .   10,900      415,072
Kroger Co. (b). . . . . . . . . . . . .   19,900      368,349
McCormick & Co. . . . . . . . . . . . .    3,900      117,390
Safeway, Inc. (b) . . . . . . . . . . .   11,800      258,538
Sara Lee Corp.. . . . . . . . . . . . .   21,829      473,908
Supervalu, Inc. . . . . . . . . . . . .    3,400       97,206
Sysco Corp. . . . . . . . . . . . . . .   17,500      651,525
Wrigley (Wm.) Jr. Co. . . . . . . . . .    6,200      348,502
                                                  -----------
                                                    7,998,988
                                                  -----------

FORESTRY (0.1%)
Plum Creek Timber Co, Inc.. . . . . . .    5,124      156,026
                                                  -----------

HEALTHCARE (5.4%)
Abbott Laboratories . . . . . . . . . .   42,367    1,974,302
Bausch & Lomb, Inc. . . . . . . . . . .    1,600       83,040
Baxter International, Inc.. . . . . . .   16,700      509,684
Becton Dickinson & Co.. . . . . . . . .    7,000      287,980
Biogen Idec, Inc. (b) . . . . . . . . .    8,939      328,776
Bristol-Myers Squibb Co.. . . . . . . .   52,962    1,514,713
Cardinal Health, Inc. . . . . . . . . .   12,153      743,277
HCA, Inc. . . . . . . . . . . . . . . .   13,300      571,368
Health Management Associates, Inc.,
Class A . . . . . . . . . . . . . . . .    6,800      163,200
Humana, Inc. (b). . . . . . . . . . . .    4,100       93,685
Johnson & Johnson Co. . . . . . . . . .   80,811    4,174,697
King Pharmaceuticals, Inc. (b). . . . .    7,033      107,324
McKesson HBOC, Inc. . . . . . . . . . .    7,700      247,632
Medco Health Solutions, Inc. (b). . . .    7,448      253,158
Medtronic, Inc. . . . . . . . . . . . .   32,900    1,599,269
Quest Diagnostics, Inc. (b) . . . . . .    2,700      197,397
St. Jude Medical, Inc. (b). . . . . . .    4,600      282,210
Stryker Corp. . . . . . . . . . . . . .    5,400      459,054
Tenet Healthcare Corp. (b). . . . . . .   12,900      207,045
UnitedHealth Group, Inc.. . . . . . . .   16,022      932,160
Watson Pharmaceutical, Inc. (b) . . . .    2,800      128,800
Wellpoint Health Networks, Inc. (b) . .    4,200      407,358
                                                  -----------
                                                   15,266,129
                                                  -----------

HOTELS & MOTELS (0.5%)
Cendant Corp. . . . . . . . . . . . . .   27,400      610,198
Harrah's Entertainment, Inc.. . . . . .    3,100      154,287
Hilton Hotels Corp. . . . . . . . . . .   10,400      178,152
Marriott International, Inc., Class A .    6,300      291,060
Starwood Hotels & Resorts
Worldwide, Inc. . . . . . . . . . . . .    5,300      190,641
                                                  -----------
                                                    1,424,338
                                                  -----------

INDUSTRIAL DIVERSIFIED (0.2%)
Ingersoll-Rand Co.. . . . . . . . . . .    4,700      319,036
Parker-Hannifin Corp. . . . . . . . . .    3,200      190,400
                                                  -----------
                                                      509,436
                                                  -----------

INSURANCE (4.7%)
ACE Ltd.. . . . . . . . . . . . . . . .    7,412      307,005
Aetna, Inc. . . . . . . . . . . . . . .    4,300      290,594
AFLAC, Inc. . . . . . . . . . . . . . .   13,900      502,902
Allstate Corp. (The). . . . . . . . . .   19,000      817,380
American International Group, Inc.. . .   70,768    4,690,503
AON Corp. . . . . . . . . . . . . . . .    8,600      205,884
Chubb Corp. (The) . . . . . . . . . . .    5,100      347,310
Cigna Corp. . . . . . . . . . . . . . .    3,800      218,500
Cincinnati Financial Corp.. . . . . . .    4,400      184,272
Hartford Financial Services Group, Inc.    7,600      448,628
Jefferson-Pilot Corp. . . . . . . . . .    3,981      201,638
Lincoln National Corp.. . . . . . . . .    4,700      189,739
Loews Corp. . . . . . . . . . . . . . .    5,067      250,563
Marsh & McLennan Cos., Inc. . . . . . .   14,500      694,405
MBIA, Inc.. . . . . . . . . . . . . . .    4,050      239,882
MetLife, Inc. . . . . . . . . . . . . .   20,600      693,602
MGIC Investment Corp. . . . . . . . . .    2,800      159,432
Principal Financial Group, Inc. . . . .    8,800      291,016
Progressive Corp. (The) . . . . . . . .    5,800      484,822
Prudential Financial, Inc.. . . . . . .   14,600      609,842
Safeco Corp.. . . . . . . . . . . . . .    3,700      144,041
St. Paul Cos., Inc. . . . . . . . . . .    6,300      249,795
Torchmark Corp. . . . . . . . . . . . .    3,100      141,174
Travelers Property Casualty Corp.,
ClassB. . . . . . . . . . . . . . . . .   27,686      469,831
UnumProvident Corp. . . . . . . . . . .    8,500      134,045
XL Capital Ltd., Class A. . . . . . . .    3,800      294,690
                                                  -----------
                                                   13,261,495
                                                  -----------

48
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT EQUITY 500 INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                   SHARES      VALUE
-----------------------------------------------------------
COMMON STOCKS (CONTINUED)

LEISURE PRODUCTS (0.4%)
Brunswick Corp. . . . . . . . . . . .    2,300  $    73,209
Carnival Corp.. . . . . . . . . . . .   17,300      687,329
Hasbro, Inc.. . . . . . . . . . . . .    4,400       93,632
Mattel, Inc.. . . . . . . . . . . . .   12,000      231,240
                                                -----------
                                                  1,085,410
                                                -----------

MANUFACTURING (2.4%)
3M Co.. . . . . . . . . . . . . . . .   21,238    1,805,867
American Standard Cos., Inc. (b). . .    2,000      201,400
Crane Co. . . . . . . . . . . . . . .    1,900       58,406
Cummins, Inc. . . . . . . . . . . . .    1,300       63,622
Danaher Corp. . . . . . . . . . . . .    4,100      376,175
Dover Corp. . . . . . . . . . . . . .    5,400      214,650
Eaton Corp. . . . . . . . . . . . . .    2,000      215,960
Honeywell International, Inc. . . . .   23,700      792,291
Illinois Tool Works, Inc. . . . . . .    8,300      696,453
ITT Industries, Inc.. . . . . . . . .    2,500      185,525
PPG Industries, Inc.. . . . . . . . .    4,600      294,492
Stanley Works (The) . . . . . . . . .    2,300       87,101
Textron, Inc. . . . . . . . . . . . .    3,600      205,416
Tyco International Ltd. . . . . . . .   54,356    1,440,434
                                                -----------
                                                  6,637,792
                                                -----------

MEDIA (2.5%)
Clear Channel Communications, Inc.. .   16,700      782,061
Comcast Corp., Class A (b). . . . . .   61,448    2,019,796
Time Warner, Inc. (b) . . . . . . . .  123,321    2,218,545
Viacom, Inc., Class B . . . . . . . .   47,435    2,105,165
                                                -----------
                                                  7,125,567
                                                -----------

MEDICAL & MEDICAL SERVICES (0.9%)
Amgen Corp. (b) . . . . . . . . . . .   35,232    2,177,338
Anthem, Inc. (b). . . . . . . . . . .    3,800      285,000
Manor Care, Inc.. . . . . . . . . . .    2,200       76,054
                                                -----------
                                                  2,538,392
                                                -----------

MEDICAL EQUIPMENT & SUPPLIES (0.9%)
Bard (C.R.), Inc. . . . . . . . . . .    1,400      113,750
Biomet, Inc.. . . . . . . . . . . . .    7,151      260,368
Boston Scientific Corp. (b) . . . . .   22,000      808,720
Genzyme Corp. (b) . . . . . . . . . .    6,200      305,908
Guidant Corp. . . . . . . . . . . . .    8,300      499,660
PerkinElmer, Inc. . . . . . . . . . .    3,500       59,745
Zimmer Holdings, Inc. (b) . . . . . .    6,626      466,470
                                                -----------
                                                  2,514,621
                                                -----------

METALS & MINING (0.7%)
Alcoa, Inc. . . . . . . . . . . . . .   23,740      902,120
Freeport-McMoRan Copper & Gold, Inc..    4,700      198,011
Newmont Mining Corp.. . . . . . . . .   11,858      576,417
Phelps Dodge Corp. (b). . . . . . . .    2,500      190,225
Thermo Electron Corp. (b) . . . . . .    4,500      113,400
Worthington Industries, Inc.. . . . .    2,700       48,681
                                                -----------
                                                  2,028,854
                                                -----------

OFFICE EQUIPMENT & SUPPLIES (0.2%)
Avery Dennison Corp.. . . . . . . . .    3,000      168,060
Xerox Corp. (b) . . . . . . . . . . .   21,700      299,460
                                                -----------
                                                    467,520
                                                -----------

OIL & GAS (5.3%)
Amerada Hess Corp.. . . . . . . . . .    2,600  $   138,242
Anadarko Petroleum Corp.. . . . . . .    6,949      354,468
Apache Corp.. . . . . . . . . . . . .    4,399      356,759
Ashland, Inc. . . . . . . . . . . . .    1,700       74,902
Baker Hughes, Inc.. . . . . . . . . .    9,000      289,440
ChevronTexaco Corp. . . . . . . . . .   29,190    2,521,724
ConocoPhillips. . . . . . . . . . . .   18,366    1,204,259
Devon Energy Corp.. . . . . . . . . .    6,400      366,464
El Paso Corp. . . . . . . . . . . . .   16,377      134,128
EOG Resources, Inc. . . . . . . . . .    3,200      147,744
Exxon Mobil Corp. . . . . . . . . . .  179,854    7,374,014
KeySpan Corp. . . . . . . . . . . . .    4,200      154,560
Kinder Morgan, Inc. . . . . . . . . .    3,300      195,030
Marathon Oil Corp.. . . . . . . . . .    8,600      284,574
Nabors Industries Ltd. (b). . . . . .    4,100      170,150
Nicor, Inc. . . . . . . . . . . . . .    1,300       44,252
Noble Corp. (b) . . . . . . . . . . .    3,600      128,808
People's Energy Corp. . . . . . . . .    1,100       46,244
Sempra Energy . . . . . . . . . . . .    6,307      189,588
Sunoco, Inc.. . . . . . . . . . . . .    2,100      107,415
Transocean Sedco Forex, Inc. (b). . .    8,800      211,288
Unocal Corp.. . . . . . . . . . . . .    7,200      265,176
Williams Cos., Inc. (The) . . . . . .   13,600      133,552
                                                -----------
                                                 14,892,781
                                                -----------

OIL EQUIPMENT & SERVICES (0.7%)
BJ Services Co. (b) . . . . . . . . .    4,300      154,370
Burlington Resources, Inc.. . . . . .    5,300      293,514
Dynegy, Inc., Class A (b) . . . . . .   10,900       46,652
Halliburton Co. . . . . . . . . . . .   12,100      314,600
Kerr-Mcgee Corp.. . . . . . . . . . .    2,700      125,523
Rowan Cos., Inc. (b). . . . . . . . .    2,300       53,291
Schlumberger Ltd. . . . . . . . . . .   16,090      880,445
                                                -----------
                                                  1,868,395
                                                -----------

PAPER & FOREST PRODUCTS (0.6%)
Boise Cascade Corp. . . . . . . . . .    2,500       82,150
Georgia-Pacific Corp. . . . . . . . .    6,790      208,249
International Paper Co. . . . . . . .   12,821      552,714
Louisiana-Pacific Corp. (b) . . . . .    2,300       41,124
MeadWestvaco Corp.. . . . . . . . . .    5,707      169,783
Pactiv Corp. (b). . . . . . . . . . .    4,500      107,550
Temple Inland, Inc. . . . . . . . . .    1,500       94,005
Weyerhaeuser Co.. . . . . . . . . . .    6,100      390,400
                                                -----------
                                                  1,645,975
                                                -----------

PHOTOGRAPHY (0.1%)
Eastman Kodak Co. . . . . . . . . . .    7,600      195,092
                                                -----------

PRINTING & PUBLISHING (0.7%)
American Greetings Corp., Class A (b)    2,000       43,740
Donnelley (R.R.) & Sons Co. . . . . .    3,300       99,495
Gannett Co., Inc. . . . . . . . . . .    7,400      659,784
Knight-Ridder, Inc. . . . . . . . . .    2,200      170,214
McGraw-Hill Cos., Inc. (The). . . . .    5,100      356,592
Meredith Corp.. . . . . . . . . . . .    1,500       73,215
New York Times Co., Class A . . . . .    4,200      200,718
Tribune Co. . . . . . . . . . . . . .    8,564      441,902
                                                -----------
                                                  2,045,660
                                                -----------

49
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT EQUITY 500 INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                    SHARES      VALUE
------------------------------------------------------------
COMMON STOCKS (CONTINUED)

RAILROADS (0.4%)
Burlington Northern Santa Fe Corp. . .    9,800  $   317,030
CSX Corp.. . . . . . . . . . . . . . .    5,700      204,858
Norfolk Southern Corp. . . . . . . . .   10,500      248,325
Union Pacific Corp.. . . . . . . . . .    7,000      486,360
                                                 -----------
                                                   1,256,573
                                                 -----------

REAL ESTATE INVESTMENT TRUSTS (0.4%)
Apartment Investment & Management Co..    2,600       89,700
Equity Office Properties Trust . . . .   10,800      309,420
Equity Residential Property Trust. . .    7,500      221,325
ProLogis Trust . . . . . . . . . . . .    4,900      157,241
Simon Property Group, Inc. . . . . . .    5,200      240,968
                                                 -----------
                                                   1,018,654
                                                 -----------

RESTAURANTS (0.6%)
Darden Restaurants, Inc. . . . . . . .    4,450       93,628
McDonald's Corp. . . . . . . . . . . .   34,400      854,152
Starbucks Corp. (b). . . . . . . . . .   10,800      357,048
Wendy's International, Inc.. . . . . .    3,200      125,568
YUM! Brands, Inc. (b). . . . . . . . .    8,000      275,200
                                                 -----------
                                                   1,705,596
                                                 -----------

RETAIL (6.1%)
Bed Bath & Beyond, Inc. (b). . . . . .    7,800      338,130
Best Buy Co., Inc. . . . . . . . . . .    8,850      462,324
Big Lots, Inc. (b) . . . . . . . . . .    3,200       45,472
Circuit City Stores, Inc.. . . . . . .    6,300       63,819
Costco Wholesale Corp. (b) . . . . . .   12,200      453,596
CVS Corp.. . . . . . . . . . . . . . .   10,654      384,822
Dillards, Inc., Class A. . . . . . . .    2,300       37,858
Dollar General Corp. . . . . . . . . .    8,875      186,286
Family Dollar Stores, Inc. . . . . . .    4,500      161,460
Federated Department Stores, Inc.. . .    5,000      235,650
Gap, Inc. (The). . . . . . . . . . . .   24,100      559,361
Home Depot, Inc. . . . . . . . . . . .   62,082    2,203,290
Kohl's Corp. (b) . . . . . . . . . . .    9,100      408,954
Limited, Inc. (The). . . . . . . . . .   14,200      256,026
Lowe's Companies, Inc. . . . . . . . .   21,286    1,179,032
May Department Stores Co. (The). . . .    7,600      220,932
Nordstrom, Inc.. . . . . . . . . . . .    3,500      120,050
Office Depot, Inc. (b) . . . . . . . .    8,100      135,351
Penney (J.C) Co., Inc. . . . . . . . .    7,400      194,472
Sears, Roebuck & Co. . . . . . . . . .    6,800      309,332
Staples, Inc. (b). . . . . . . . . . .   13,100      357,630
Target Corp. . . . . . . . . . . . . .   24,616      945,254
Tiffany & Co.. . . . . . . . . . . . .    4,100      185,320
TJX Cos., Inc. . . . . . . . . . . . .   13,500      297,675
Toys "R" Us, Inc. (b). . . . . . . . .    6,100       77,104
Wal-Mart Stores, Inc.. . . . . . . . .  117,788    6,248,654
Walgreen Co. . . . . . . . . . . . . .   27,700    1,007,726
Winn-Dixie Stores, Inc.. . . . . . . .    3,700       36,815
                                                 -----------
                                                  17,112,395
                                                 -----------

SEMICONDUCTORS (1.4%)
Advanced Micro Devices, Inc. (b) . . .    9,000      134,100
Analog Devices, Inc. . . . . . . . . .    9,800      447,370
Applied Materials, Inc. (b). . . . . .   45,100    1,012,495
Applied Micro Circuits Corp. (b) . . .    9,200       55,016
Jabil Circuit, Inc. (b). . . . . . . .    5,200      147,160
KLA-Tencor Corp. (b) . . . . . . . . .    5,200      305,084
Linear Technology Corp.. . . . . . . .    8,500      357,595
LSI Logic Corp. (b). . . . . . . . . .    9,700  $    86,039
Maxim Integrated Products, Inc.. . . .    9,100      453,180
Micron Technology, Inc. (b). . . . . .   16,100      216,867
National Semiconductor Corp. (b) . . .    4,800      189,168
Novellus Systems, Inc. (b) . . . . . .    4,300      180,815
PMC-Sierra, Inc. (b) . . . . . . . . .    5,000      100,750
QLogic Corp. (b) . . . . . . . . . . .    2,600      134,160
                                                 -----------
                                                   3,819,799
                                                 -----------

STEEL (0.1%)
Allegheny Teledyne, Inc. . . . . . . .    2,800       37,016
Nucor Corp.. . . . . . . . . . . . . .    2,000      112,000
United States Steel Corp.. . . . . . .    2,900      101,558
                                                 -----------
                                                     250,574
                                                 -----------

TELECOMMUNICATIONS (4.8%)
ADC Telecommunications, Inc. (b) . . .   23,700       70,389
ALLTEL Corp. . . . . . . . . . . . . .    8,300      386,614
Andrew Corp. (b) . . . . . . . . . . .    4,800       55,248
AT&T Corp. . . . . . . . . . . . . . .   21,462      435,679
AT&T Wireless Services, Inc. (b) . . .   74,115      592,179
BellSouth Corp.. . . . . . . . . . . .   50,500    1,429,150
CenturyTel, Inc. . . . . . . . . . . .    3,900      127,218
Ciena Corp. (b). . . . . . . . . . . .   13,939       92,555
Citizens Communications Co. (b). . . .    8,200      101,844
Comverse Technology, Inc. (b). . . . .    5,300       93,227
Corning, Inc. (b). . . . . . . . . . .   35,200      367,136
JDS Uniphase Corp. (b) . . . . . . . .   39,300      143,445
Lucent Technologies, Inc. (b). . . . .  115,100      326,884
Motorola, Inc. . . . . . . . . . . . .   62,800      883,596
Nextel Communications, Inc. (b). . . .   29,700      833,382
Qualcomm, Inc. . . . . . . . . . . . .   21,900    1,181,067
Qwest Communications International,
Inc. (b) . . . . . . . . . . . . . . .   47,323      204,435
SBC Communications, Inc. . . . . . . .   89,858    2,342,598
Scientific-Atlanta, Inc. . . . . . . .    3,900      106,470
Sprint Corp. . . . . . . . . . . . . .   24,400      400,648
Sprint Corp., PCS Group (b). . . . . .   26,500      148,930
Tellabs, Inc. (b). . . . . . . . . . .   11,000       92,730
Univision Communications, Inc.,
Class A (b). . . . . . . . . . . . . .    8,700      345,303
Verizon Communications, Inc. . . . . .   74,802    2,624,054
                                                 -----------
                                                  13,384,781
                                                 -----------

TOBACCO (0.1%)
R.J. Reynolds Tobacco. . . . . . . . .    2,200      127,930
UST, Inc.. . . . . . . . . . . . . . .    4,600      164,174
                                                 -----------
                                                     292,104
                                                 -----------

TRUCKING (1.0%)
FedEx Corp.. . . . . . . . . . . . . .    8,000      540,000
Ryder System, Inc. . . . . . . . . . .    1,500       51,225
United Parcel Service, Inc., Class B .   30,700    2,288,685
                                                 -----------
                                                   2,879,910
                                                 -----------

UTILITIES (2.3%)
AES Corp. (The) (b). . . . . . . . . .   17,000      160,480
Allegheny Energy, Inc. (b) . . . . . .    3,800       48,488
Ameren Corp. . . . . . . . . . . . . .    4,300      197,800
American Electric Power Co., Inc.. . .   10,560      322,186
American Power Conversion Corp.. . . .    5,200      127,140

50
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT EQUITY 500 INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       SHARES         VALUE
-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

UTILITIES (CONTINUED)
Calpine Corp. (b). . . . . . . . . . .        10,600  $     50,986
Centerpoint Energy, Inc. . . . . . . .         7,600        73,644
Cinergy Corp.. . . . . . . . . . . . .         4,600       178,526
CMS Energy Corp. (b) . . . . . . . . .         4,000        34,080
Consolidated Edison, Inc.. . . . . . .         6,100       262,361
Constellation Energy Group, Inc. . . .         4,500
Dominion Resources, Inc. . . . . . . .         8,900       568,087
DTE Energy Co. . . . . . . . . . . . .         4,700       185,180
Duke Energy Corp.. . . . . . . . . . .        24,500       501,025
Edison International (b) . . . . . . .         8,800       192,984
Entergy Corp.. . . . . . . . . . . . .         6,100       348,493
FirstEnergy Corp.. . . . . . . . . . .         8,986       316,307
FPL Group, Inc.. . . . . . . . . . . .         5,000       327,100
NiSource, Inc. . . . . . . . . . . . .         6,664       146,208
PG&E Corp. (b) . . . . . . . . . . . .        11,100       308,247
Pinnacle West Capital Corp.. . . . . .         2,400        96,048
PPL Corp.. . . . . . . . . . . . . . .         4,900       214,375
Progress Energy, Inc.. . . . . . . . .         6,626       299,893
Public Service Enterprise Group, Inc..         6,200       271,560
Southern Co. . . . . . . . . . . . . .        20,100       608,025
Teco Energy, Inc.. . . . . . . . . . .         4,500        64,845
TXU Corp.. . . . . . . . . . . . . . .         8,900       211,108
Xcel Energy, Inc.. . . . . . . . . . .        10,680       181,346
                                                        -----------
                                                         6,472,742
                                                        -----------

WASTE MANAGEMENT (0.2%)
Allied Waste Industries, Inc. (b). . .         9,200       127,696
Waste Management, Inc. . . . . . . . .        15,800       467,680
                                                        -----------
                                                           595,376
                                                        -----------
TOTAL COMMON STOCKS                                    279,685,816
                                                        -----------

SECURITY DESCRIPTION                     PRINCIPAL     VALUE
-------------------------------------------------------------------

REPURCHASE AGREEMENTS (0.2%)
CS First Boston, 0.89%,
dated 12/31/03, due 1/02/04,
repurchase price $285,377
(Fully collateralized by
AA Rated Corporate Bonds). . . . . . .  $    285,363       285,363
Nomura Securities, 0.89%,
dated 12/31/03, due 1/02/04,
repurchase price $368,122
(Fully collateralized by
U.S. Agency Securities). . . . . . . .       368,104       368,104
                                                        -----------
TOTAL REPURCHASE AGREEMENTS                                653,467
                                                        -----------

SECURITY DESCRIPTION                     PRINCIPAL     VALUE
-------------------------------------------------------------------
SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (5.2%)

GUARANTEED INSURANCE CONTRACTS (0.2%)
General Electric Life and Annuity,
1.24%, 03/31/04 (c). . . . . . . . . .  $    600,000  $    600,000
                                                        -----------

MEDIUM-TERM NOTES (0.2%)
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (c). . . . . . . . . .       500,012       500,012
                                                        -----------

TIME DEPOSIT (0.7%)
Deutsche Post Luxembourg,
1.13%, 01/20/04. . . . . . . . . . . .     2,000,000     2,000,000
                                                        -----------

YANKEE CERTIFICATE OF DEPOSIT (0.3%)
Banco Bilbao Viz Argentaria, N.Y.,
1.18%, 03/23/05 (c). . . . . . . . . .       805,129       805,129
                                                        -----------

REPURCHASE AGREEMENT (3.8%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $10,734,338
(Fully collateralized by
U.S. Agency Securities). . . . . . . .    10,733,712    10,733,712
                                                        -----------

TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                         14,638,853
                                                        -----------

TOTAL INVESTMENTS
(COST $340,059,235) (A) - 104.9%                       294,978,136

LIABILITIES IN EXCESS
OF OTHER ASSETS - (4.9)%                               (13,863,159)
                                                        -----------

NET ASSETS - 100.0%                                   $281,114,977
                                                      =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
REIT  Real  Estate  Investment  Trust.

AT  DECEMBER  31,  2003,  THE  FUND'S  OPEN  FUTURES  CONTRACTS WERE AS FOLLOWS:

                                     MARKET
                                      VALUE
NUMBER OF  LONG                    COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS*  EXPIRATION   CONTRACTS   (DEPRECIATION)
---------------------------------------------------------------
6          S&P 500. .     3/19/04  $ 1,665,900  $        62,940

*  Cash  pledged  as  collateral.
See  notes  to  financial  statements.

51
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                     PRINCIPAL     VALUE
---------------------------------------------------------------
CORPORATE BONDS (34.2%)

ADVERTISING (0.3%)
Advanstar Communications, Inc.,
8.68%, 08/15/08 (c). . . . . . . . . .  $   299,250  $  314,213
Advanstar Communications, Inc.,
Series B, 12.00%, 02/15/11 . . . . . .       90,000      94,725
Interep National Radio Sales, Inc.,
10.00%, 07/01/08 . . . . . . . . . . .      250,000     221,250
WPP Group, PLC,
6.00%, 06/18/08 (EUR). . . . . . . . .      120,000     162,623
                                                     ----------
                                                        792,811
                                                     ----------

AEROSPACE/DEFENSE (0.3%)
Goodrich (BF) Corp., 7.63%, 12/15/12 .      135,000     155,972
Lockheed Martin, 8.50%, 12/01/29 . . .       65,000      85,174
Raytheon Co., 8.30%, 03/01/10. . . . .      120,000     143,989
Systems 2001 Asset Trust,
6.66%, 09/15/13 (c). . . . . . . . . .      349,785     386,582
                                                     ----------
                                                        771,717
                                                     ----------

AIRLINES (0.2%)
Continental Airlines, Inc.,
6.90%, 01/02/18. . . . . . . . . . . .      311,793     307,760
Continental Airlines, Inc.,
6.65%, 03/15/19. . . . . . . . . . . .       78,015      76,221
                                                     ----------
                                                        383,981
                                                     ----------

AUTO PARTS & EQUIPMENT (0.4%)
Lear Corp., 8.11%, 05/15/09. . . . . .      360,000     423,450
Rayovac Corp., 8.50%, 10/01/13 (c) . .      150,000     159,000
TRW Automotive, Inc., 9.38%, 02/15/13.      265,000     302,763
                                                     ----------
                                                        885,213
                                                     ----------

AUTOMOTIVE (0.8%)
Autonation, Inc., 9.00%, 08/01/08. . .      250,000     286,875
DaimlerChrysler NA Holdings,
7.30%, 01/15/12. . . . . . . . . . . .      550,000     612,397
Ford Motor Co., 6.63%, 10/01/28. . . .       75,000      68,991
Ford Motor Co., 7.45%, 07/16/31. . . .      285,000     287,998
General Motors Corp.,
8.38%, 07/05/33 (EUR). . . . . . . . .      180,000     266,185
Sonic Automotive Inc.,
Series B, 8.63%, 08/15/13. . . . . . .      285,000     300,675
                                                     ----------
                                                      1,823,121
                                                     ----------

BANKING (0.7%)
Bank One Corp., 6.00%, 02/17/09. . . .       95,000     104,068
Chase Manhattan Corp.,
7.00%, 11/15/09. . . . . . . . . . . .      240,000     276,610
Deutsche Bank AG,
5.13%, 01/31/13 (EUR). . . . . . . . .       80,000     103,418
JP Morgan Chase & Co.,
5.35%, 03/01/07. . . . . . . . . . . .      140,000     149,841
KFW International Finance,
2.05%, 09/21/09 (JPY). . . . . . . . .   94,000,000     942,374
                                                     ----------
                                                      1,576,311
                                                     ----------

BREWERY (0.1%)
Miller Brewing Co.,
4.25%, 08/15/08 (c). . . . . . . . . .      140,000     141,867
                                                     ----------

BROADCAST MEDIA (1.0%)
Clear Channel Communications,
6.50%, 07/07/05 (EUR) . . . . . . . . .     110,000     144,618
Clear Channel Communications,
7.65%, 09/15/10 . . . . . . . . . . . .      90,000     105,349
Echostar DBS Corp., 9.13%, 01/15/09 . .     286,000     319,963
Echostar DBS Corp., 9.38%, 02/01/09 . .     200,000     210,250
Granite Broadcasting Corp.,
9.75%, 12/01/10 (c) . . . . . . . . . .     130,000     129,675
News America, Inc., 7.30%, 04/30/28 . .     105,000     117,259
Nexstar Finance, Inc.,
7.00%, 01/15/14 (c) . . . . . . . . . .      80,000      80,400
NextMedia Operating, Inc.,
10.75%, 07/01/11. . . . . . . . . . . .     175,000     198,625
Pegasus Communications, Corp.,
12.38%, 08/01/06. . . . . . . . . . . .     200,000     188,250
Salem Communications Holding Corp.,
9.00%, 07/01/11 . . . . . . . . . . . .     285,000     309,938
TV Azteca SA, Series B,
10.50%, 02/15/07. . . . . . . . . . . .     380,000     388,549
Vivendi Universal SA,
9.25%, 04/15/10 (EUR) (c) . . . . . . .      85,000     100,725
                                                     ----------
                                                      2,293,601
                                                     ----------

BUSINESS SERVICES (0.6%)
Adecco Financial Services,
6.00%, 03/15/06 (EUR) . . . . . . . . .     100,000     132,629
Electronic Data Systems,
7.13%, 10/15/09 . . . . . . . . . . . .      40,000      42,700
Electronic Data Systems,
Series B, 6.00%, 08/01/13 . . . . . . .     170,000     167,048
Iron Mountain, Inc., 8.63%, 04/01/13. .     195,000     210,600
Iron Mountain, Inc., 7.75%, 01/15/15. .     100,000     104,750
Iron Mountain, Inc., 6.63%, 01/01/16. .      90,000      87,525
Muzak, LLC, 10.00%, 02/15/09 (c). . . .     270,000     287,550
Muzak, LLC, 9.88%, 03/15/09 . . . . . .     110,000     106,288
Veolia Environnement, 5.88%, 06/27/08 .     100,000     135,021
                                                     ----------
                                                      1,274,111
                                                     ----------

CABLE (1.3%)
Avalon Cable, LLC, 11.88%, 12/01/08 . .      85,078      89,758
Charter Communications, LLC,
9.63%, 11/15/09 . . . . . . . . . . . .     465,000     409,200
Charter Communications, LLC,
Series B, 10.25%, 01/15/10. . . . . . .     140,000     125,300
Comcast Cable Communications, Inc.,
6.75%, 01/30/11 . . . . . . . . . . . .     300,000     333,880
CSC Holdings, Inc., 8.13%, 07/15/09 . .     325,000     349,375
CSC Holdings, Inc., 9.88%, 02/15/13 . .     155,000     161,975
DIRECTV Holdings, 8.38%, 03/15/13 . . .     515,000     597,399
EchoStar DBS Corp., 6.38%, 10/01/11 (c)     290,000     297,250
LodgeNet Entertainment Corp.,
9.50%, 06/15/13 . . . . . . . . . . . .      65,000      71,175
Renaissance Media Group,
10.00%, 04/15/08. . . . . . . . . . . .     120,000     124,050
TCI Communications, Inc.,
7.88%, 02/15/26 . . . . . . . . . . . .     155,000     181,220
Telenet Group Holdings NV,
11.50%, 06/15/14 (c). . . . . . . . . .     360,000     226,800
                                                     ----------
                                                      2,967,382
                                                     ----------

52
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       PRINCIPAL     VALUE
-----------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

CHEMICALS/PLASTICS (1.4%)
Ashland, Inc., 7.83%, 08/15/05. . . . . .  $  200,000  $  213,852
Avecia Group, PLC, 11.00%, 07/01/09 . . .     215,000     193,500
Equistar Chemical, 10.13%, 09/01/08 . . .     330,000     361,350
FMC Corp., 10.25%, 11/01/09 . . . . . . .     125,000     146,250
Huntsman Corp., 10.13%, 07/01/09. . . . .     320,000     329,600
ICI Wilmington, 4.38%, 12/01/08 . . . . .     115,000     114,568
ISP, Inc., 10.63%, 12/15/09 . . . . . . .     410,000     451,000
JohnsonDiversey, Inc., 9.63%, 05/15/12. .     180,000     200,700
Kraton Polymers, LLC.,
8.13%, 01/15/14 (c) . . . . . . . . . . .      35,000      36,400
Millennium America, Inc.,
9.25%, 06/15/08 . . . . . . . . . . . . .     260,000     283,400
Nalco Co., 7.75%, 11/15/11 (c). . . . . .     250,000     267,500
Rhodia SA, 8.88%, 06/01/11 (c). . . . . .     250,000     230,000
Rockwood Specialities Corp.,
10.63%, 05/15/11 (c). . . . . . . . . . .     235,000     262,025
Syngenta Luxembourg Finance,
5.50%, 07/10/06 (EUR) . . . . . . . . . .     100,000     133,037
Westlake Chemical Corp.,
8.75%, 07/15/11 (c) . . . . . . . . . . .      95,000     104,025
                                                       ----------
                                                        3,327,207
                                                       ----------

CONSTRUCTION & BUILDING MATERIALS (0.8%)
Centex Corp., 7.50%, 01/15/12 . . . . . .     160,000     184,572
D.R. Horton, Inc., 6.88%, 05/01/13. . . .     105,000     111,825
Kennametal, Inc., 7.20%, 06/15/12 . . . .     150,000     159,099
Koppers, Inc., 9.88%, 10/15/13 (c). . . .      70,000      77,175
Meadwestvaco Corp., 6.85%, 04/01/12 . . .     135,000     148,497
Meritage Corp., 9.75%, 06/01/11 (c) . . .      75,000      83,813
Nortek Holdings, Inc., 9.25%, 03/15/07. .      80,000      82,200
Pulte Homes, Inc., 7.88%, 08/01/11. . . .      55,000      64,825
Pulte Homes, Inc., 6.38%, 05/15/33. . . .      45,000      43,803
Schuler Homes, 9.38%, 07/15/09. . . . . .     250,000     281,250
Technical Olympic USA, Inc.,
9.00%, 07/01/10 (c) . . . . . . . . . . .     200,000     215,000
Technical Olympic USA, Inc.,
10.38%, 07/01/12 (c). . . . . . . . . . .     280,000     313,599
                                                       ----------
                                                        1,765,658
                                                       ----------

DIVERSIFIED (0.2%)
Cendant Corp., 7.38%, 01/15/13. . . . . .     165,000     189,140
Hutchison Whampoa Ltd.,
5.88%, 07/08/13 (EUR) . . . . . . . . . .      45,000      57,788
Jacuzzi Brands, Inc.,
9.63%, 07/01/10 (c) . . . . . . . . . . .     170,000     187,000
Murrin Murrin Holdings,
9.38%, 08/31/07 (f) (g) (j) . . . . . . .     125,000           0
                                                       ----------
                                                          433,928
                                                       ----------

ELECTRONICS (0.1%)
Arrow Electronics, Inc., 6.88%, 07/01/13.      85,000      90,573
Avnet, Inc., 9.75%, 02/15/08. . . . . . .      50,000      58,125
                                                       ----------
                                                          148,698
                                                       ----------

ENTERTAINMENT (0.3%)
Horseshoe Gaming Holdings,
8.63%, 05/15/09 . . . . . . . . . . . . .     550,000     580,938
                                                       ----------

ENVIRONMENTAL CONTROLS (0.7%)
Allied Waste North America Inc.,
8.88%, 04/01/08 . . . . . . . . . . . . .     575,000     644,000
Allied Waste North America, Inc.,
6.50%, 11/15/10 (c) . . . . . . . . . . .      40,000      41,000
Allied Waste North America, Inc.,
Series B, 8.50%, 12/01/08 . . . . . . . .     100,000     111,250
Republic Services, Inc., 6.75%, 08/15/11.     280,000     312,983
Waste Management, Inc.,
7.13%, 10/01/07 . . . . . . . . . . . . .     450,000     506,108
Waste Management, Inc.,
6.88%, 05/15/09 . . . . . . . . . . . . .      60,000      67,067
                                                       ----------
                                                        1,682,408
                                                       ----------

FINANCIAL SERVICES (3.2%)
AXA Financial, Inc., 7.75%, 08/01/10. . .     460,000     544,877
Boeing Capital Corp., 6.10%, 03/01/11 . .      40,000      43,173
Boeing Capital Corp., 6.50%, 02/15/12 . .     125,000     136,668
Boeing Capital Corp., 5.80%, 01/15/13 . .      75,000      78,660
Bombardier Capital,
6.13%, 05/14/07 (EUR) . . . . . . . . . .      60,000      78,519
Citigroup, Inc., 6.00%, 02/21/12. . . . .     130,000     142,057
Citigroup, Inc., 5.63%, 08/27/12. . . . .      50,000      52,782
Citigroup, Inc., 6.63%, 06/15/32. . . . .      50,000      54,164
Countrywide Home Loans, Inc.,
3.25%, 05/21/08 . . . . . . . . . . . . .     220,000     216,378
Farmers Exchange Capital,
7.05%, 07/15/28 (c) . . . . . . . . . . .     185,000     173,155
Ford Motor Credit Co., 7.25%, 10/25/11. .     470,000     509,745
General Electric Capital Corp.,
4.25%, 12/01/10 . . . . . . . . . . . . .     100,000      99,505
General Electric Capital Corp.,
6.75%, 03/15/32 . . . . . . . . . . . . .     190,000     210,353
General Motors Acceptance Corp.,
4.50%, 07/15/06 . . . . . . . . . . . . .     175,000     180,034
General Motors Acceptance Corp.,
6.88%, 09/15/11 . . . . . . . . . . . . .     150,000     161,569
General Motors Acceptance Corp.,
8.00%, 11/01/31 . . . . . . . . . . . . .     310,000     348,120
Goldman Sachs Group, Inc.,
6.50%, 10/06/10 (EUR) . . . . . . . . . .     150,000     211,227
Goldman Sachs Group Inc.,
6.88%, 01/15/11 . . . . . . . . . . . . .      75,000      85,171
Goldman Sachs Group, Inc.,
6.60%, 01/15/12 . . . . . . . . . . . . .     145,000     162,042
Goldman Sachs Group, Inc.,
5.25%, 10/15/13 . . . . . . . . . . . . .     170,000     171,633
Household Finance Corp.,
6.40%, 06/17/08 . . . . . . . . . . . . .     150,000     166,307
Household Finance Corp.,
6.50%, 05/05/09 (EUR) . . . . . . . . . .     140,000     195,585
Household Finance Corp.,
8.00%, 07/15/10 . . . . . . . . . . . . .     250,000     299,396
JSG Funding, PLC,
10.13%, 10/01/12 (EUR). . . . . . . . . .     200,000     283,804
KFW International Finance,
6.25%, 07/15/05 (AUD) . . . . . . . . . .     800,000     607,697
Mantis Reef, Ltd., 4.69%, 11/14/08 (c). .     425,000     427,120
MBNA Corp., 6.13%, 03/01/13 . . . . . . .     255,000     273,810
Merrill Lynch & Co., 6.00%, 11/15/04. . .      30,000      31,167
Prudential Holdings, LLC,
7.25%, 12/18/23 (c) . . . . . . . . . . .     485,000     546,192

53
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       PRINCIPAL     VALUE
-----------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Prudential Holdings, LLC,
8.70%, 12/18/23 (c) . . . . . . . . . . .  $  400,000  $  493,656
SL Finance, PLC,
6.38%, 07/12/22 (EUR) . . . . . . . . . .      90,000     122,024
UCAR Finance, Inc.,
10.25%, 02/15/12. . . . . . . . . . . . .     200,000     230,000
                                                       ----------
                                                        7,336,590
                                                       ----------

FOOD PRODUCTS/SERVICES (0.8%)
Albertson's, Inc., 7.50%, 02/15/11. . . .      90,000     103,172
Kraft Foods, Inc., 5.63%, 11/01/11. . . .     140,000     147,510
Kroger Co., 7.50%, 04/01/31 . . . . . . .      45,000      51,852
Michael Foods, 8.00%, 11/15/13 (c). . . .     160,000     166,800
National Beef Packaging,
10.50%, 08/01/11 (c). . . . . . . . . . .     115,000     118,450
Pilgrim's Pride Corp., 9.63%, 09/15/11. .     360,000     396,000
PPC Escrow Corp., 9.25%, 11/15/13 (c) . .      95,000      98,325
Smithfield Foods, Inc., 8.00%, 10/15/09 .     600,000     633,001
Smithfield Foods, Inc., 7.75%, 05/15/13 .     170,000     176,800
                                                       ----------
                                                        1,891,910
                                                       ----------

FORESTRY (0.3%)
Tembec Industries, Inc., 8.50%, 02/01/11.     350,000     362,249
Weyerhaeuser Co., 6.00%, 08/01/06 . . . .      55,000      58,894
Weyerhaeuser Co., 6.75%, 03/15/12 . . . .     325,000     354,556
                                                       ----------
                                                          775,699
                                                       ----------

HEALTHCARE/HEALTHCARE SERVICES (1.2%)
Aetna, Inc., 7.88%, 03/01/11. . . . . . .     345,000     407,854
HCA, Inc., 8.75%, 09/01/10. . . . . . . .     500,000     595,367
HCA, Inc., 7.58%, 09/15/25. . . . . . . .     175,000     182,611
Health Net, Inc., 8.38%, 04/15/11 . . . .     270,000     324,424
Manor Care, Inc., 8.00%, 03/01/08 . . . .     490,000     553,700
National Nephrology Association,
9.00%, 11/01/11 (c) . . . . . . . . . . .      40,000      41,900
Schering-Plough Corp., 5.30%, 12/01/13. .     100,000     101,745
Tenet Healthcare Corp., 6.88%, 11/15/31 .     490,000     438,550
                                                       ----------
                                                        2,646,151
                                                       ----------

HOTELS/CASINOS (1.6%)
Harrahs Entertainment, 8.00%, 02/01/11. .     135,000     158,580
Hilton Hotels Corp, 7.63%, 12/01/12 . . .     230,000     258,463
HMH Properties, Inc.,
Series B, 7.88%, 08/01/08 . . . . . . . .     300,000     312,000
Hyatt Equities, LLC,
6.88%, 06/15/07 (c) . . . . . . . . . . .     130,000     139,659
MGM Mirage, Inc., 6.00%, 10/01/09 . . . .     300,000     308,250
MGM Mirage, Inc., 8.50%, 09/15/10 . . . .     190,000     218,025
Park Place Entertainment,
7.88%, 12/15/05 . . . . . . . . . . . . .     350,000     374,938
Park Place Entertainment,
7.50%, 09/01/09 . . . . . . . . . . . . .     700,000     769,999
Starwood Hotels & Resorts,
7.38%, 05/01/07 (c) . . . . . . . . . . .     150,000     162,000
Starwood Hotels & Resorts,
7.88%, 05/01/12 (c) . . . . . . . . . . .      35,000      39,375
Station Casinos, Inc., 8.38%, 02/15/08. .      25,000      26,781
Station Casinos, Inc., 8.88%, 12/01/08. .     375,000     388,125
Station Casinos, Inc., 9.88%, 07/01/10. .     200,000     220,000
Venetian Casino/LV Sands,
11.00%, 06/15/10. . . . . . . . . . . . .     180,000     208,800
                                                       ----------
                                                        3,584,995
                                                       ----------

INSURANCE (0.9%)
AIG Sunamerica Global Finance,
6.90%, 03/15/32 (c) . . . . . . . . . . .  $  605,000  $  689,391
Allianz Finance II B.V.,
6.13%, 05/31/22 (EUR) . . . . . . . . . .     120,000     161,443
Anthem Insurance,
9.13%, 04/01/10 (c) . . . . . . . . . . .     240,000     301,713
Cigna Corp., 6.38%, 10/15/11. . . . . . .      90,000      97,377
Farmers Insurance Exchange,
8.63%, 05/01/24 (c) . . . . . . . . . . .     250,000     261,250
Hartford Financial Services Group,
2.38%, 06/01/06 . . . . . . . . . . . . .      40,000      39,800
Hartford Financial Services Group,
7.90%, 06/15/10 . . . . . . . . . . . . .     275,000     325,522
Munich Re Finance BV,
6.75%, 06/21/23 (EUR) . . . . . . . . . .     130,000     181,980
                                                       ----------
                                                        2,058,476
                                                       ----------

INTERNET (0.0%)
Exodus Communications, Inc.,
11.63%, 07/15/10 (f) (g) (i) (j). . . . .     128,924           0
Rhythms Netconnections,
14.00%, 02/15/10 (f) (g) (j). . . . . . .     370,330           0
                                                       ----------
                                                                0
                                                       ----------

MACHINERY-CONSTRUCTION & MINING (0.2%)
Flowserve Corp., 12.25%, 08/15/10 . . . .     129,000     149,640
Manitowoc Co., Inc., 10.50%, 08/01/12 . .     330,000     375,788
                                                       ----------
                                                          525,428
                                                       ----------

MANUFACTURING (1.0%)
ABB Finance, Inc., 6.75%, 06/03/04. . . .     210,000     201,600
Amsted Industries, Inc.,
10.25%, 10/15/11 (c). . . . . . . . . . .     285,000     314,925
Honeywell International Inc.,
6.13%, 11/01/11 . . . . . . . . . . . . .     150,000     164,941
Hutchison Whamp International., Ltd.,
6.50%, 02/13/13 (c) . . . . . . . . . . .     185,000     192,678
Louisiana Pacific Corp.,
10.88%, 11/15/08. . . . . . . . . . . . .     265,000     315,350
Louisiana Pacific Corp.,
8.88%, 08/15/10 . . . . . . . . . . . . .     120,000     141,600
TriMas Corp., 9.88%, 06/15/12 . . . . . .     200,000     208,500
Tyco International Group SA,
6.75%, 02/15/11 . . . . . . . . . . . . .     150,000     163,875
Tyco International Group SA,
6.13%, 04/04/07 (EUR) . . . . . . . . . .      40,000      52,724
Xerox Corp., 7.13%, 06/15/10. . . . . . .     525,000     561,750
                                                       ----------
                                                        2,317,943
                                                       ----------

MEDICAL INSTRUMENTS (0.3%)
Fisher Scientific International,
8.13%, 05/01/12 (c) . . . . . . . . . . .     273,000     292,793
Fresenius Medical Cap TR II,
7.88%, 02/01/08 . . . . . . . . . . . . .     350,000     374,500
                                                       ----------
                                                          667,293
                                                       ----------

METALS (0.2%)
Inco Ltd., 7.75%, 05/15/12. . . . . . . .      80,000      93,325
Inco Ltd., 7.20%, 09/15/32. . . . . . . .     165,000     180,369
Intermet Corp., 9.75%, 06/15/09 . . . . .     220,000     225,500
                                                       ----------
                                                          499,194
                                                       ----------

54
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                     PRINCIPAL     VALUE
---------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

MULTIMEDIA (0.4%)
AOL Time Warner, Inc.,
7.63%, 04/15/31 . . . . . . . . . . . .  $  120,000  $  138,452
AOL Time Warner, Inc.,
6.63%, 05/15/29 . . . . . . . . . . . .     370,000     380,242
General Cable Corp.,
9.50%, 11/15/10 (c) . . . . . . . . . .     100,000     107,000
News America Holdings, Inc.,
8.88%, 04/26/23 . . . . . . . . . . . .     240,000     307,668
                                                     ----------
                                                        933,362
                                                     ----------

OIL & GAS (3.4%)
Amerada Hess Corp., 7.88%, 10/01/29 . .     370,000     405,956
Chesapeake Energy Corp.,
7.50%, 09/15/13 . . . . . . . . . . . .     565,000     611,612
CITGO Petroleum Corp.,
11.38%, 02/01/11 (c). . . . . . . . . .     200,000     232,000
Conoco, Inc., 6.95%, 04/15/29 . . . . .     190,000     215,467
Consolidated Natural Gas Co.,
Series A, 5.00%, 03/01/14 . . . . . . .     165,000     163,991
Emp Nacional Del Petrole,
6.75%, 11/15/12 . . . . . . . . . . . .     330,000     362,726
Emp Nacional Del Petrole,
6.75%, 11/15/12 (c) . . . . . . . . . .     230,000     253,144
Hanover Compressor Co.,
8.63%, 12/15/10 . . . . . . . . . . . .      10,000      10,400
Hanover Equipment Trust,
Series A, 8.50%, 09/01/08 . . . . . . .     285,000     302,100
Hilcorp Energy, 10.50%, 09/01/10 (c). .     215,000     235,425
Husky Oil Ltd., 8.90%, 08/15/28 . . . .     525,000     606,375
Kerr-McGee Corp., 7.88%, 09/15/31 . . .     225,000     255,569
Key Energy Services, Inc.,
6.38%, 05/01/13 . . . . . . . . . . . .     130,000     131,950
Magnum Hunter Resources,
9.60%, 03/15/12 . . . . . . . . . . . .      45,000      51,075
Marathon Oil Corp., 6.80%, 03/15/32 . .      95,000     101,741
Nexen, Inc., 5.05%, 11/20/13. . . . . .      95,000      93,667
Nortek Holdings, Inc., 0.00%, 05/15/11.     475,000     343,188
Pemex Project Funding Master Trust,
2.95%, 10/15/09 (c) (e) . . . . . . . .     320,000     326,400
Pemex Project Funding Master Trust,
6.63%, 04/04/10 (EUR) . . . . . . . . .     210,000     274,155
Pemex Project Funding Master Trust,
9.13%, 10/13/10 . . . . . . . . . . . .     520,000     617,499
Pemex Project Funding Master Trust,
8.63%, 02/01/22 . . . . . . . . . . . .     365,000     404,238
Petro-Canada, 5.35%, 07/15/33 . . . . .     115,000     102,797
Petroleos Mexicanos, 8.63%, 12/01/23. .     250,000     274,375
Petroleos Mexicanos, 9.50%, 09/15/27. .     300,000     357,000
RAS Laffan Liquid Natural Gas,
8.29%, 03/15/14 (c) . . . . . . . . . .     220,000     257,400
Tesoro Petroleum Corp.,
9.63%, 04/01/12 . . . . . . . . . . . .     310,000     339,450
Vintage Petroleum, Inc.,
7.88%, 05/15/11 . . . . . . . . . . . .     345,000     363,975
                                                     ----------
                                                      7,693,675
                                                     ----------

PACKAGING/CONTAINERS (1.0%)
Graphic Packaging International,
9.50%, 08/15/13 (c) . . . . . . . . . .     250,000     276,250
Huntsman Packaging Corp.,
13.00%, 06/01/10. . . . . . . . . . . .     180,000     164,700
Norampac Inc.,
6.75%, 06/01/13 (c) . . . . . . . . . .     100,000     104,250
Owens-Illinois, Inc., 7.35%, 05/15/08 .     175,000     179,594
Owens-Illinois, Inc., 7.50%, 05/15/10 .     620,000     636,274
Owens-Illinois, Inc., 7.75%, 05/15/11 .     185,000     198,644
Owens-Illinois, Inc., 8.75%, 11/15/12 .      55,000      61,256
Packaging Corp. of America,
5.75%, 08/01/13 . . . . . . . . . . . .     130,000     131,327
Sealed Air Corp., 5.63%, 07/15/13 (c) .     105,000     107,446
Tekni-Plex, Inc., 8.75%, 11/15/13 (c) .      80,000      83,400
Tekni-Plex, Inc., Series B,
12.75%, 06/15/10. . . . . . . . . . . .     200,000     218,000
                                                     ----------
                                                      2,161,141
                                                     ----------

PAPER & FOREST PRODUCTS (0.8%)
Abitibi-Consolidated, Inc.,
8.55%, 08/01/10 . . . . . . . . . . . .     150,000     167,040
Abitibi-Consolidated, Inc.,
8.85%, 08/01/30 . . . . . . . . . . . .     160,000     172,964
Bowater, Inc., 7.95%, 11/15/11. . . . .     300,000     318,580
Georgia-Pacific Corp.,
8.88%, 02/01/10 (c) . . . . . . . . . .     360,000     410,400
International Paper Co.,
4.25%, 01/15/09 . . . . . . . . . . . .     110,000     110,451
Pindo Deli Financial Mauritius,
10.75%, 10/01/07 (f) . . . . . . . .      1,520,000     311,600
Sappi Papier Holding AG,
6.75%, 06/15/12 (c) . . . . . . . . . .      95,000     103,848
Tjiwi Kimia Finance Mauritius,
10.00%, 08/01/04 (f). . . . . . . . . .     395,000     126,400
Tjiwi Kimia International BV,
13.25%, 08/01/49 (f). . . . . . . . . .     420,000     134,400
                                                     ----------
                                                      1,855,683
                                                     ----------

PHARMACY SERVICES (0.3%)
Amerisourcebergen Corp.,
8.13%, 09/01/08 . . . . . . . . . . . .     520,000     586,300
Medco Health Solutions, Inc.,
7.25%, 08/15/13 . . . . . . . . . . . .      90,000      98,186
Omnicare, Inc., 8.13%, 03/15/11 . . . .      60,000      65,550
Omnicare, Inc., 6.13%, 06/01/13 . . . .      20,000      20,050
                                                     ----------
                                                        770,086
                                                     ----------

PIPELINES (0.9%)
Dynegy Holdings, Inc.,
9.88%, 07/15/10 (c) . . . . . . . . . .     450,000     506,249
El Paso Energy Partners, LP,
7.75%, 06/01/13 (c) . . . . . . . . . .     290,000     285,649
GulfTerra Energy Partners, LP,
6.25%, 06/01/10 . . . . . . . . . . . .     235,000     244,400
GulfTerra Energy Partners, LP,
10.63%, 12/01/12. . . . . . . . . . . .     124,000     153,760
Southern Natural Gas Co.,
8.88%, 03/15/10 . . . . . . . . . . . .     185,000     208,125
Texas Eastern Transmission,
7.00%, 07/15/32 . . . . . . . . . . . .      85,000      94,044
The Williams Cos., Inc.,
Series A, 6.75%, 01/15/06 . . . . . . .     155,000     160,425
The Williams Cos., Inc.,
7.88%, 09/01/21 . . . . . . . . . . . .     200,000     211,000
Transcontinental Gas Pipe Line Corp.,
Series B, 8.88%, 07/15/12 . . . . . . .      95,000     112,338
                                                     ----------
                                                      1,975,990
                                                     ----------

55
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                        PRINCIPAL     VALUE
------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

PRINTING & PUBLISHING (0.5%)
Dex Media East, LLC,
12.13%, 11/15/12 . . . . . . . . . . . . .  $  160,000  $  196,800
Dex Media West, 9.88%, 08/15/13 (c). . . .      75,000      87,188
Dex Media, Inc., 7.65%, 11/15/13 (c) . . .     305,000     215,025
PEI Holdings, Inc., 11.00%, 03/15/10 (c) .     180,000     208,800
Primedia, Inc., 8.88%, 05/15/11. . . . . .     255,000     269,024
VNU NV, 6.63%, 05/30/07 (EUR). . . . . . .     100,000     137,538
                                                        ----------
                                                         1,114,375
                                                        ----------

REAL ESTATE (1.4%)
CB Richard Ellis, 11.25%, 06/15/11 . . . .     225,000     254,250
EOP Operating, LP, 7.25%, 06/15/28 . . . .     275,000     299,000
EOP Operating, LP, 7.88%, 07/15/31 . . . .      75,000      87,811
Istar Financial, Inc., 7.00%, 03/15/08 . .     200,000     216,000
Istar Financial, Inc., 8.75%, 08/15/08 (c)     745,000     860,474
LNR Property Corp.,
7.63%, 07/15/13 (c). . . . . . . . . . . .     390,000     410,475
Rouse Company, 5.38%, 11/26/13 . . . . . .      30,000      29,843
Simon Debartolo Property,
6.38%, 11/15/07. . . . . . . . . . . . . .     100,000     110,281
Vornado Realty, 5.63%, 06/15/07. . . . . .     100,000     106,765
World Financial, 6.91%, 09/01/13 (c) . . .     669,062     739,818
                                                        ----------
                                                         3,114,717
                                                        ----------

RENTAL AUTO/EQUIPMENT (0.3%)
Hertz Corp., 7.63%, 08/15/07 . . . . . . .     265,000     291,113
Hertz Corp., 7.40%, 03/01/11 . . . . . . .      90,000      97,954
United Rentals NA, Inc.,
7.75%, 11/15/13 (c). . . . . . . . . . . .     195,000     199,144
                                                        ----------
                                                           588,211
                                                        ----------

RETAIL (0.6%)
Couche-Tard, 7.50%, 12/15/13 (c) . . . . .      55,000      57,613
Delhaize America, Inc., 8.13%, 04/15/11. .     310,000     356,500
General Nutrition Center,
8.50%, 12/01/10 (c). . . . . . . . . . . .     135,000     138,375
Payless Shoesource, Inc.,
8.25%, 08/01/13. . . . . . . . . . . . . .     395,000     380,188
Penney (JC) Co., Inc., 7.60%, 04/01/07 . .      55,000      60,706
Penney (JC) Co., Inc., 8.00%, 03/01/10 . .      20,000      22,925
Penney (JC) Co., Inc., 9.00%, 08/01/12 . .     120,000     143,550
Toys "R" Us, Inc., 7.38%, 10/15/18 . . . .     150,000     149,894
                                                        ----------
                                                         1,309,751
                                                        ----------

STEEL MANUFACTURING/PRODUCTS (0.1%)
United States Steel Corp.,
9.75%, 05/15/10. . . . . . . . . . . . . .     175,000     196,875
                                                        ----------

TELECOMMUNICATIONS (2.8%)
American Tower Corp., 9.38%, 02/01/09. . .     160,000     170,400
American Tower Corp., 6.25%, 10/15/09. . .     250,000     251,250
AT&T Corp., 6.75%, 11/21/06 (EUR). . . . .     100,000     134,965
AT&T Corp., 8.75%, 11/15/31. . . . . . . .     255,000     297,984
AT&T Wireless Services, Inc.,
8.75%, 03/01/31. . . . . . . . . . . . . .     255,000     314,625
Avaya, Inc., 11.13%, 04/01/09. . . . . . .     185,000     216,450
Axtel SA, 11.00%, 12/15/13 (c) . . . . . .     225,000     229,500
Colt Telecom Group, PLC,
7.63%, 07/31/08 (EUR). . . . . . . . . . .      80,000     100,908
Corning, Inc., 6.25%, 02/18/10 (EUR) . . .      60,000      75,113
Deutsche Telekom, 7.50%,
05/29/07 (EUR) . . . . . . . . . . . . . .     180,000     253,993
Deutsche Telekom,
8.75%, 06/15/30. . . . . . . . . . . . . .     170,000     217,163
Dobson Communications Corp.,
10.88%, 07/01/10 . . . . . . . . . . . . .     155,000     168,950
France Telecom SA,
8.13%, 01/28/33 (EUR). . . . . . . . . . .      65,000     105,338
France Telecom SA,
7.00%, 12/23/09 (EUR). . . . . . . . . . .     125,000     178,528
GTE Corp., 6.94%, 04/15/28 . . . . . . . .     245,000     257,054
Metro PCS, Inc., 10.75%, 10/01/11 (c). . .     225,000     223,875
Nextel Communications, Inc.,
9.38%, 11/15/09. . . . . . . . . . . . . .     265,000     288,850
Nextel Communications, Inc.,
11.00%, 03/15/10 . . . . . . . . . . . . .     195,000     215,475
Nextel Communications, Inc.,
7.38%, 08/01/15. . . . . . . . . . . . . .     290,000     311,750
Nextlink Communications, Inc.,
10.38%, 06/01/09 (f) (g) (j) . . . . . . .     350,000           0
Nextlink Communications, Inc.,
12.25%, 06/01/09 (f) (g) (j) . . . . . . .     500,000           0
Olivetti Finance NV,
5.88%, 01/24/08 (EUR). . . . . . . . . . .     150,000     201,955
Primus Telecommunications Group,
12.75%, 10/15/09 . . . . . . . . . . . . .     285,000     313,499
Qwest Corp., 6.63%, 09/15/05 . . . . . . .     145,000     150,438
Qwest Corp., 13.00%, 12/15/07 (c). . . . .     230,000     270,250
Qwest Corp., 5.63%, 11/15/08 . . . . . . .     160,000     158,400
Satelites Mexicanos SA de CV,
10.13%, 11/01/04 (f) . . . . . . . . . . .     617,000     277,650
SBA Communications Corp.,
12.00%, 03/01/08 . . . . . . . . . . . . .     121,000     131,588
SBA Communications Corp., 10.25%,
02/01/09 . . . . . . . . . . . . . . . . .     190,000     186,675
SBA Communications Corp., 9.34%,
12/15/11 (c) . . . . . . . . . . . . . . .     120,000      84,600
Sprint Capital Corp., 8.38%, 03/15/12. . .     150,000     175,170
Telecom Italia, 4.00%, 11/15/08 (c). . . .     110,000     110,696
TPSA, 6.63%, 03/01/06 (EUR). . . . . . . .     100,000     134,082
Verizon Global Funding Corp.,
7.75%, 12/01/30. . . . . . . . . . . . . .     190,000     223,195
Verizon New England,
6.50%, 09/15/11. . . . . . . . . . . . . .      10,000      11,019
                                                        ----------
                                                         6,441,388
                                                        ----------

TEXTILES (0.2%)
Mohawk Industries, Inc.,
Series D, 7.20%, 04/15/12. . . . . . . . .      40,000      45,435
Oxford Industries, Inc.,
8.88%, 06/01/11 (c). . . . . . . . . . . .     100,000     109,375
Simmons Co., 7.88%, 01/15/14 (c) . . . . .      50,000      50,250
Tempur-Pedic, Inc.,
10.25%, 08/15/10 (c) . . . . . . . . . . .     140,000     156,100
                                                        ----------
                                                           361,160
                                                        ----------

TOBACCO (0.4%)
Altria Finance Ltd.,
5.63%, 06/24/08 (EUR). . . . . . . . . . .      90,000     116,643
Altria Group, Inc., 7.00%, 11/04/13. . . .     345,000     368,045
Altria Group, Inc., 7.75%, 01/15/27. . . .     125,000     134,871
BAT International. Finance, PLC,
4.88%, 02/25/09 (EUR). . . . . . . . . . .     160,000     204,916
                                                        ----------
                                                           824,475
                                                        ----------

56
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       PRINCIPAL      VALUE
------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

TRANSPORTATION - SERVICES (0.1%)
Laidlaw International, Inc.,
10.75%, 06/15/11 (c) . . . . . . . . . .  $   275,000  $   310,750
                                                       -----------

UTILITIES/POWER PRODUCERS (2.1%)
AES Corp., 9.38%, 09/15/10 . . . . . . .       53,000       58,764
AES Corp., 9.00%, 05/15/15 (c) . . . . .      305,000      344,650
Allegheny Energy, Inc., 7.75%, 08/01/05.      200,000      201,750
Appalachian Power, Co.,
5.95%, 05/15/33. . . . . . . . . . . . .       40,000       38,476
BRL Universal Equipment,
8.88%, 02/15/08. . . . . . . . . . . . .      325,000      348,562
Calpine Corp., 8.50%, 07/15/10 (c) . . .      100,000       97,500
Calpine Corp., 8.50%, 02/15/11 . . . . .      200,000      158,250
Cincinnati Gas & Electric Co.,
5.40%, 06/15/33. . . . . . . . . . . . .       80,000       72,135
CMS Energy Corp., 7.50%, 01/15/09. . . .      150,000      154,500
CMS Energy Corp., 8.50%, 04/15/11. . . .      150,000      162,000
Columbus Southern Power Co.,
Series D, 6.60%, 03/01/33. . . . . . . .       35,000       37,509
Constellation Energy Group,
7.60%, 04/01/32. . . . . . . . . . . . .       90,000      105,335
Detroit Edison Co., 6.13%, 10/01/10. . .       85,000       93,251
Entergy Gulf States, Inc.,
3.60%, 06/01/08 (c). . . . . . . . . . .       65,000       62,655
Exelon Corp., 6.75%, 05/01/11. . . . . .      125,000      139,614
FirstEnergy Corp.,
Series C, 7.38%, 11/15/31. . . . . . . .       90,000       92,068
GIE Suez Alliance,
5.50%, 02/20/09 (EUR). . . . . . . . . .       80,000      106,937
Monongahela Power Co.,
5.00%, 10/01/06. . . . . . . . . . . . .      170,000      172,975
MSW Energy Holdings,
7.38%, 09/01/10 (c). . . . . . . . . . .      185,000      193,325
MSW Energy Holdings,
8.50%, 09/01/10 (c). . . . . . . . . . .       45,000       49,050
National Grid Transco, PLC,
5.00%, 07/02/18 (EUR). . . . . . . . . .      110,000      132,448
Nevada Power Co., 9.00%, 08/15/13 (c). .      270,000      298,688
NiSource Finance Corp.,
7.63%, 11/15/05. . . . . . . . . . . . .      155,000      169,337
Ohio Edison Co., 5.45%, 05/01/15 (c) . .      215,000      207,823
Ohio Power Co., 6.60%, 02/15/33. . . . .      150,000      160,975
PSEG Energy Holdings,
9.13%, 02/10/04. . . . . . . . . . . . .      240,000      241,200
PSEG Energy Holdings,
7.75%, 04/16/07 (c). . . . . . . . . . .      150,000      159,188
RWE Finance BV,
5.50%, 10/26/07 (EUR). . . . . . . . . .       90,000      120,898
TNP Enterprises, Inc., 10.25%, 04/01/10.      300,000      327,000
TXU Energy Co., 7.00%, 03/15/13. . . . .       80,000       88,480
Wisconsin Electric Power Co.,
5.63%, 05/15/33. . . . . . . . . . . . .       60,000       58,266
Wisconsin Energy Corp.,
6.20%, 04/01/33. . . . . . . . . . . . .       50,000       49,780
                                                       -----------
                                                         4,703,389
                                                       -----------
TOTAL CORPORATE BONDS                                   77,507,659
                                                       -----------

CASH EQUIVALENTS (29.9%)

FANNIE MAE - DISCOUNT NOTES (6.4%)
1.06%, 01/06/04. . . . . . . . . . . . .    7,000,000    6,999,230
1.08%, 03/10/04. . . . . . . . . . . . .    7,500,000    7,485,833
                                                       -----------
                                                        14,485,063
                                                       -----------

FEDERAL HOME LOAN BANK DISCOUNT NOTES (12.8%)
1.06%, 01/07/04. . . . . . . . . . . . .   10,000,000    9,998,830
1.04%, 01/21/04. . . . . . . . . . . . .    2,000,000    1,999,114
1.02%, 01/28/04. . . . . . . . . . . . .    5,000,000    4,996,965
1.09%, 03/05/04. . . . . . . . . . . . .    7,000,000    6,987,995
1.06%, 03/19/04. . . . . . . . . . . . .    5,000,000    4,989,520
                                                       -----------
                                                        28,972,424
                                                       -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (2.2%)
1.07%, 04/14/04. . . . . . . . . . . . .    5,000,000    4,985,550
                                                       -----------

U.S. TREASURY BILLS (8.5%)
1.00%, 01/15/04 (h). . . . . . . . . . .      400,000      399,868
0.99%, 03/25/04 (h). . . . . . . . . . .      100,000       99,795
0.99%, 04/01/04. . . . . . . . . . . . .    5,000,000    4,988,410
0.99%, 04/08/04. . . . . . . . . . . . .    4,500,000    4,488,944
1.05%, 06/03/04. . . . . . . . . . . . .    9,400,000    9,362,164
                                                       -----------
                                                        19,339,181
                                                       -----------
TOTAL CASH EQUIVALENTS                                  67,782,218
                                                       -----------

SOVEREIGN BONDS (21.4%)

ARGENTINA (0.2%)
Republic of Argentina, 0.00%, 04/10/05 .      570,000      188,100
Republic of Argentina, 6.00%, 03/31/23 .      315,000      154,350
                                                       -----------
                                                           342,450
                                                       -----------

BRAZIL (3.3%)
Federal Republic of Brazil,
11.25%, 07/26/07 . . . . . . . . . . . .      710,000      830,700
Federal Republic of Brazil,
14.50%, 10/15/09 . . . . . . . . . . . .      970,000    1,268,275
Federal Republic of Brazil,
8.88%, 04/15/24 (e). . . . . . . . . . .    1,710,000    1,660,838
Federal Republic of Brazil,
12.25%, 03/06/30 . . . . . . . . . . . .      560,000      697,200
Federal Republic of Brazil,
11.00%, 08/17/40 . . . . . . . . . . . .    1,880,000    2,067,999
Federal Republic of Brazil C-Bond,
8.00%, 04/15/14. . . . . . . . . . . . .    1,022,070    1,001,629
                                                       -----------
                                                         7,526,641
                                                       -----------

BULGARIA (0.2%)
Republic of Bulgaria,
8.25%, 01/15/15. . . . . . . . . . . . .      310,000      365,800
Republic of Bulgaria,
8.25%, 01/15/15 (c). . . . . . . . . . .       99,000      116,078
                                                       -----------
                                                           481,878
                                                       -----------

CANADA (0.9%)
Canadian Govt.,
5.25%, 06/01/12 (CAD). . . . . . . . . .    2,600,000    2,105,190
                                                       -----------
COLUMBIA (0.2%)
Republic of Columbia, 9.75%, 04/09/11. .      407,236      462,212
                                                       -----------

57
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                    PRINCIPAL      VALUE
---------------------------------------------------------------
SOVEREIGN BONDS (CONTINUED)

DOMINICAN REPUBLIC (0.1%)
Dominican Republic,
9.04%, 01/23/13 . . . . . . . . . . .  $   280,000  $   212,800
                                                    -----------

ECUADOR (0.6%)
Republic of Ecuador, 7.00%, 08/15/30.    1,820,000    1,401,400
                                                    -----------

FRANCE (1.5%)
Government of France,
6.50%, 04/25/11 (EUR) . . . . . . . .    2,350,000    3,424,593
                                                    -----------

GERMANY (3.7%)
Bundes Republic of Deutschland,
5.63%, 01/04/28 (EUR) . . . . . . . .    3,620,000    5,000,092
Treuhananstalt,
7.50%, 09/09/04 (EUR) . . . . . . . .    2,650,000    3,462,507
                                                    -----------
                                                      8,462,599
                                                    -----------

ITALY (0.1%)
Buoni Poliennali Del Tesson,
5.25%, 11/01/29 . . . . . . . . . . .      120,000      155,101
                                                    -----------

IVORY COAST (0.0%)
Ivory Coast, 2.00%, 03/29/18. . . . .      265,000       43,725
Ivory Coast, 2.00%, 03/29/18. . . . .       20,000        3,300
                                                    -----------
                                                         47,025
                                                    -----------

KOREA (0.1%)
Republic of Korea, 4.25%, 06/01/13. .      215,000      207,610
                                                    -----------

MALAYSIA (0.2%)
Malaysia, 7.50%, 07/15/11 . . . . . .      410,000      484,638
                                                    -----------

MEXICO (2.1%)
United Mexican States,
10.38%, 02/17/09. . . . . . . . . . .      190,000      240,825
United Mexican States,
8.38%, 01/14/11 . . . . . . . . . . .    1,650,000    1,959,375
United Mexican States,
11.38%, 09/15/16. . . . . . . . . . .    1,830,000    2,594,025
United Mexican States,
8.30%, 08/15/31 . . . . . . . . . . .       50,000       56,375
                                                    -----------
                                                      4,850,600
                                                    -----------

NIGERIA (0.2%)
Central Bank Of Nigeria,
6.25%, 11/15/20 . . . . . . . . . . .      500,000      442,500
                                                    -----------

PANAMA (0.2%)
Republic of Panama, 9.63%, 02/08/11 .      180,000      207,900
Republic of Panama, 9.38%, 04/01/29 .      240,000      270,000
                                                    -----------
                                                        477,900
                                                    -----------

PERU (0.4%)
Republic of Peru, 9.88%, 02/06/15 . .      555,000      643,800
Republic of Peru, 8.75%, 11/21/33 . .      310,000      310,000
                                                    -----------
                                                        953,800
                                                    -----------

PHILIPPINES (0.2%)
Republic of Philippines,
9.38%, 01/18/17 . . . . . . . . . . .      468,000      504,270
                                                    -----------

QATAR (0.1%)
State of Qatar, 9.75%, 06/15/30 . . .      170,000      239,700
                                                    -----------

RUSSIA (2.7%)
Russian Federation,
8.25%, 03/31/10 . . . . . . . . . . .      490,000      547,575
Russian Federation, 11.00%, 07/24/18.      921,000    1,243,350
Russian Federation, 12.75%, 06/24/28.      400,000      637,000
Russian Federation, 5.00%, 03/31/30 .    3,881,948    3,721,818
                                                    -----------
                                                      6,149,743
                                                    -----------

SOUTH AFRICA (0.3%)
Republic of South Africa,
8.50%, 06/23/17 . . . . . . . . . . .      470,000      560,475
                                                    -----------

SPAIN (1.6%)
Bonos Y Oblig Del Estado,
5.15%, 07/30/09 (EUR) . . . . . . . .    2,250,000    3,045,391
Bonos Y Oblig Del Estado,
6.15%, 01/31/13 (EUR) . . . . . . . .      330,000      476,085
                                                    -----------
                                                      3,521,476
                                                    -----------

SWEDEN (0.3%)
Swedish Government,
5.00%, 01/28/09 (SEK) . . . . . . . .    4,500,000      649,486
                                                    -----------

TUNISIA (0.1%)
Banque Cent De Tunisie,
7.38%, 04/25/12 . . . . . . . . . . .      110,000      123,475
                                                    -----------

TURKEY (0.4%)
Republic of Turkey, 12.38%, 06/15/09.      170,000      217,600
Republic of Turkey, 11.75%, 06/15/10.      150,000      189,000
Republic of Turkey, 11.50%, 01/23/12.      370,000      470,825
                                                    -----------
                                                        877,425
                                                    -----------

UKRAINE (0.1%)
Ukraine Government, 11.00%, 03/15/07.      294,656      327,953
                                                    -----------

UNITED KINGDOM (1.1%)
UK Treasury, 8.50%, 12/07/05 (GBP). .    1,250,000    2,411,426
                                                    -----------

VENEZUELA (0.5%)
Republic of Venezuela,
10.75%, 09/19/13. . . . . . . . . . .      710,000      754,375
Republic of Venezuela,
9.25%, 09/15/27 . . . . . . . . . . .      370,000      336,700
                                                    -----------
                                                      1,091,075
                                                    -----------
TOTAL SOVEREIGN BONDS                                48,495,441
                                                    -----------

U.S. GOVERNMENT AGENCIES (20.1%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.4%)
5.13%, 11/07/13 . . . . . . . . . . .      990,000      986,176
IOETTE, Series 1103, Class N,
1156.50%, 06/15/21. . . . . . . . . .           39           49
                                                    -----------
                                                        986,225
                                                    -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (18.8%)
4.50%, 01/01/19 TBA, (d). . . . . . .    2,150,000    2,152,017
5.00%, 01/01/19 TBA, (d). . . . . . .    3,200,000    3,263,002
5.50%, 01/01/19 TBA, (d). . . . . . .    2,700,000    2,797,033
5.50%, 01/01/34 TBA, (d). . . . . . .    5,175,000    5,241,301
6.00%, 01/01/34 TBA, (d). . . . . . .    4,600,000    4,753,815
6.50%, 01/01/34 TBA, (d). . . . . . .   13,300,000   13,906,812
7.00%, 01/01/34 TBA, (d). . . . . . .    6,350,000    6,723,062
6.00%, 02/01/34 TBA, (d). . . . . . .    3,700,000    3,811,000
                                                    -----------
                                                     42,648,042
                                                    -----------

58
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                     PRINCIPAL      VALUE
----------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.9%)
6.50%, 01/01/34 TBA, (d). . . . . . . .  $1,900,000  $ 2,002,125
                                                     -----------
TOTAL U.S. GOVERNMENT AGENCIES                        45,636,392
                                                     -----------

MORTGAGE-BACKED OBLIGATIONS (5.7%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (2.8%)
Gold, Pool # C00712, 6.50%, 02/01/29. .      92,461       96,956
Gold, Pool # C00742, 6.50%, 04/01/29. .      10,549       11,055
Gold, Pool # C01104, 8.00%, 12/01/30. .     140,210      151,231
Gold, Pool # C01132, 8.00%, 01/01/31. .     181,592      195,866
Gold, Pool # C01150, 8.00%, 02/01/31. .     108,835      117,390
Gold, Pool # C01385, 6.50%, 08/01/32. .       9,648       10,107
Gold, Pool # C29808, 8.00%, 08/01/29. .      84,139       90,821
Gold, Pool # C37329, 8.00%, 03/01/30. .       3,376        3,641
Gold, Pool # C39060, 8.00%, 06/01/30. .      20,968       22,616
Gold, Pool # C41333, 7.50%, 08/01/30. .      85,092       91,378
Gold, Pool # C41531, 8.00%, 08/01/30. .      42,078       45,385
Gold, Pool # C42327, 8.00%, 09/01/30. .       7,086        7,643
Gold, Pool # C44964, 7.50%, 11/01/30. .     211,635      227,270
Gold, Pool # C46101, 6.50%, 08/01/29. .     674,544      707,338
Gold, Pool # C46763, 8.00%, 01/01/31. .       7,146        7,714
Gold, Pool # C46946, 8.00%, 01/01/31. .      32,444       34,994
Gold, Pool # C47256, 8.00%, 02/01/31. .       7,325        7,898
Gold, Pool # C48997, 8.00%, 03/01/31. .     297,283      320,650
Gold, Pool # C49587, 8.00%, 03/01/31. .     168,145      181,289
Gold, Pool # C50477, 8.00%, 04/01/31. .     100,664      108,533
Gold, Pool # C53381, 8.00%, 06/01/31. .      23,320       25,153
Gold, Pool # C53597, 8.00%, 06/01/31. .     320,067      345,085
Gold, Pool # C53657, 8.00%, 06/01/31. .      73,888       79,664
Gold, Pool # C60019, 7.50%, 11/01/31. .      32,433       34,830
Gold, Pool # C67851, 7.50%, 06/01/32. .     513,673      551,619
Gold, Pool # C69951, 6.50%, 08/01/32. .     273,679      286,682
Gold, Pool # C70690, 6.50%, 09/01/32. .     824,196      863,358
Gold, Pool # C70834, 6.50%, 09/01/32. .     458,884      480,687
Gold, Pool # C70981, 6.50%, 09/01/32. .     654,604      685,706
Gold, Pool # C90381, 7.50%, 11/01/20. .       5,301        5,695
Pool # 170271, 12.00%, 08/01/15 . . . .     597,448      675,377
                                                     -----------
                                                       6,473,631
                                                     -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.6%)
Pool # 253113, 7.50%, 03/01/30. . . . .      76,616       81,905
Pool # 253673, 7.50%, 03/01/31. . . . .     112,881      120,631
Pool # 253674, 8.00%, 03/01/31. . . . .       9,616       10,396
Pool # 511954, 7.50%, 10/01/29. . . . .     108,468      115,947
Pool # 515828, 8.00%, 10/01/29. . . . .      42,955       46,489
Pool # 517874, 7.50%, 02/01/30. . . . .     139,973      149,583
Pool # 519145, 7.50%, 10/01/29. . . . .      79,317       84,786
Pool # 523284, 7.50%, 11/01/29. . . . .      43,286       46,271
Pool # 527589, 7.50%, 01/01/30. . . . .      60,559       64,735
Pool # 535399, 8.00%, 07/01/30. . . . .     134,892      145,840
Pool # 535533, 8.00%, 10/01/30. . . . .     501,604      542,315
Pool # 540017, 8.00%, 05/01/30. . . . .       8,058        8,712
Pool # 540091, 7.50%, 06/01/30. . . . .      56,260       60,123
Pool # 545239, 8.00%, 09/01/31. . . . .     178,448      192,931
Pool # 545551, 8.00%, 04/01/32. . . . .     118,194      127,787
Pool # 545604, 8.00%, 09/01/31. . . . .      64,435       69,738
Pool # 562158, 7.50%, 12/01/30. . . . .      99,226      106,039
Pool # 564363, 8.00%, 01/01/31. . . . .      17,710       19,148
Pool # 564993, 7.50%, 03/01/31. . . . .      67,581       72,220
Pool # 577304, 7.50%, 04/01/31. . . . .      70,669       75,516
Pool # 577407, 7.50%, 07/01/31. . . . .      68,414       73,106
Pool # 606566, 7.50%, 10/01/31. . . . .     213,385      228,021
Pool # 613017, 8.00%, 03/01/31. . . . .      28,365       30,700
Pool # 614544, 8.00%, 07/01/31. . . . .     127,428      137,564
Pool # 642656, 7.00%, 07/01/32. . . . .     429,241      454,525
Pool # 666097, 7.00%, 10/01/32. . . . .     441,904      467,933
                                                     -----------
                                                       3,532,961
                                                     -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.3%)
Pool # 780141, 10.00%, 12/15/20 . . . .     458,145      514,091
Pool # 780349, 10.00%, 09/15/21 . . . .     543,363      609,461
Pool # 780378, 11.00%, 01/15/19 . . . .     502,959      569,355
Pool # 780699, 9.50%, 12/15/17. . . . .     486,339      543,808
Pool # 780709, 11.00%, 01/15/21 . . . .     557,704      630,906
                                                     -----------
                                                       2,867,621
                                                     -----------
TOTAL MORTGAGE-BACKED OBLIGATIONS                     12,874,213
                                                     -----------

U.S. TREASURY OBLIGATIONS (4.6%)

U.S. TREASURY NOTES (4.6%)
3.00%, 02/29/04 . . . . . . . . . . . .   5,000,000    5,016,015
7.63%, 02/15/25 . . . . . . . . . . . .     500,000      660,332
6.13%, 08/15/29 . . . . . . . . . . . .   4,200,000    4,759,453
                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS                       10,435,800
                                                     -----------

CONVERTIBLE BONDS (0.1%)

ELECTRONIC EQUIPMENT (0.1%)
Solectron Corp., 3.38%, 11/20/20. . . .     255,000      144,713
                                                     -----------
TOTAL CONVERTIBLE BONDS                                  144,713
                                                     -----------

SECURITY DESCRIPTION. . . . . . . . . .  SHARES      VALUE
----------------------------------------------------------------

PREFERRED STOCK (0.1%)

TELECOMMUNICATIONS (0.1%)
Dobson Communications Corp.,
Series F (c). . . . . . . . . . . . . .         525       94,369
                                                     -----------
TOTAL PREFERRED STOCK                                     94,369
                                                     -----------

WARRANTS (0.0%)

BANKING (0.0%)
Central Bank of Nigeria, 11/15/20 . . .         500            0
                                                     -----------

FOREIGN GOVERNMENT (0.0%)
Republic of Venezuela, 0.00%, 04/15/20.       1,150            0
                                                     -----------
TOTAL WARRANTS                                                 0
                                                     -----------

59
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                    PRINCIPAL       VALUE
-----------------------------------------------------------------
REPURCHASE AGREEMENTS (1.8%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $1,768,346
(Fully collateralized by
AA Rated Corporate Bonds) . . . . . .  $ 1,768,259  $  1,768,259
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $2,281,080
(Fully collateralized by
U.S. Agency Securities) . . . . . . .    2,280,967     2,280,967
                                                    -------------
TOTAL REPURCHASE AGREEMENTS                            4,049,226
                                                    -------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (13.1%)

GUARANTEED INSURANCE CONTRACT (3.5 %)
General Electric Life and Annuity,
1.24%, 03/31/04 (e) . . . . . . . . .    7,900,000     7,900,000
                                                    -------------

MEDIUM TERM NOTE (1.2%)
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (e) . . . . . . . . .      800,019       800,019
Tulip Funding, 1.15%, 01/02/04. . . .    1,988,147     1,998,147
                                                    -------------
                                                       2,798,166
                                                    -------------

TIME DEPOSIT (1.3%)
Deutsche Post Luxembourg,
1.13%, 01/20/04 . . . . . . . . . . .   3 ,000,000     3,000,000
                                                    -------------

YANKEE CERTIFICATES OF DEPOSIT (2.4%)
Banco Bilbao Viz Argentiaria, N.Y.,
1.18%,03/23/05 (e). . . . . . . . . .      353,760       353,760
Canadian Imperial Bank NY,
1.09%, 11/07/05 (e) . . . . . . . . .    4,996,488     4,996,489
                                                    -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                   5,350,249
                                                    -------------

REPURCHASE AGREEMENTS (4.7%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03,due 01/02/04,
repurchase price $10,622,658
(Fully collateralized by
U.S. Agency Securities) . . . . . . .   10,622,038    10,622,038
                                                    -------------
TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                       29,670,453
                                                    -------------

TOTAL INVESTMENTS
(COST $283,477,315) (A) - 131.0%                     296,690,484

LIABILITIES IN EXCESS
OF OTHER ASSETS - (31.0)%                            (70,165,735)
                                                    -------------

NET ASSETS - 100.0%                                 $226,524,749
                                                    =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
(d)  Mortgage  Dollar  Rolls.
(e) Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on December 31, 2003.
(f)  Security  in  default.
(g)  Fair  Valued  Security
(h)  Pledged  as  collateral  for  futures.
(i)  Security  has  filed  for  bankruptcy  protection.
(j) Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.
(EUR)   Principal  amount  denominated  in  Euro.
(GBP)   Principal  amount  denominated  in  British  Pound.
(JPY)   Principal  amount  denominated  in  Japanese  Yen.
(SEK)   Principal  amount  denominated  in  Swedish  Krone.
C-Bond  Capitalization  Bond
FNMB    Federal  National  Mortgage Bank  TBA     To  Be  Announced

AT  DECEMBER  31,  2003,  THE  FUND'S  OPEN  FOREIGN  CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                             UNREALIZED
                       DELIVERY   CONTRACT      MARKET      APPRECIATION
CURRENCY                 DATE       VALUE        VALUE     (DEPRECIATION)
-------------------------------------------------------------------------
SHORT CONTRACTS:
British Pound . . . .  01/22/04  $   349,650  $   375,276      $ (25,626)
Euro. . . . . . . . .  01/26/04    2,052,798    2,165,005       (112,207)
Swedish Krone . . . .  03/19/04      409,193      415,632         (6,439)
Swiss Franc . . . . .  01/22/04    1,582,517    1,699,521       (117,004)
                                 ----------------------------------------
TOTAL SHORT CONTRACTS            $ 4,394,158  $ 4,655,434      $(261,276)
                                 ========================================
LONG CONTRACTS:
Euro. . . . . . . . .  01/26/04  $ 1,579,305  $ 1,688,654      $ 109,349
Japanese Yen. . . . .  02/10/04    8,847,221    9,065,657        218,436
                                 ----------------------------------------
TOTAL LONG CONTRACTS             $10,426,526  $10,754,311      $ 327,785
                                 ========================================

AT  DECEMBER  31,  2003,  THE  FUND'S  OPEN  FUTURES  CONTRACTS WERE AS FOLLOWS:

                                                                MARKET
                                                                 VALUE       UNREALIZED
NUMBER OF                                                     COVERED BY    APPRECIATION
CONTRACTS                        CONTRACTS*       EXPIRATION   CONTRACTS   (DEPRECIATION)
------------------------------------------------------------------------------------------
LONG CONTRACTS:
19. . . . . . . . . .  U.S.  Long Bond Futures      03/10/04  $ 2,076,938  $       27,612
2 . . . . . . . . . .  JGB   X10 yr Bond Futures    03/22/04    2,572,548           6,624
                                                              ----------------------------
TOTAL LONG CONTRACTS                                          $ 4,649,486  $       34,236
                                                              ----------------------------
SHORT CONTRACTS:
22. . . . . . . . . .  Euro  Bond Future            03/10/04  $ 3,139,048  $      (53,600)
128 . . . . . . . . .  U.S.  X5yr Future            03/31/04   14,288,000        (103,834)
33. . . . . . . . . .  U.S.  X2yr Future            04/01/04    7,063,547         (31,825)
71. . . . . . . . . .  U.S.  X10yr Future           03/31/04    7,970,859         (62,633)
                                                              ----------------------------
TOTAL SHORT CONTRACTS                                         $32,461,454  $     (251,892)
                                                              ----------------------------

*  Cash  pledged  as  collateral.
See  notes  to  financial  statements.

60
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                        SHARES      VALUE
----------------------------------------------------------------
COMMON STOCKS (96.9%)

ADVERTISING SERVICES (0.0%)
R. H. Donnelley Corp. (b). . . . . . . . .    1,200  $    47,808
                                                     -----------

AEROSPACE/DEFENSE (0.7%)
AAR Corp. (b). . . . . . . . . . . . . . .    2,400       35,880
Alliant Techsystems, Inc. (b). . . . . . .   35,550    2,053,368
BE Aerospace, Inc. (b) . . . . . . . . . .  616,500    3,329,100
Curtiss-Wright Corp. . . . . . . . . . . .    2,200       99,022
Ducommun, Inc. (b) . . . . . . . . . . . .      800       17,880
Esterline Technologies Corp. (b) . . . . .    2,700       72,009
Gencorp, Inc.. . . . . . . . . . . . . . .    2,400       25,848
HEICO Corp.. . . . . . . . . . . . . . . .    1,200       21,840
Kaman Corp., Class A . . . . . . . . . . .    4,400       56,012
Moog, Inc., Class A (b). . . . . . . . . .    2,900      143,260
Triumph Group, Inc. (b). . . . . . . . . .    1,400       50,960
                                                     -----------
                                                       5,905,179
                                                     -----------

AIRLINES (1.8%)
Alaska Air Group, Inc. (b) . . . . . . . .    1,300       35,477
AMR Corp. (b). . . . . . . . . . . . . . .    9,700      125,615
Continental Airlines, Inc., Class B (b). .  203,300    3,307,691
EGL, Inc. (b). . . . . . . . . . . . . . .   53,000      930,680
ExpressJet Holdings, Inc. (b). . . . . . .  220,900    3,313,500
Northwest Airlines Corp., Class A (b). . .   12,500      157,750
Pinnacle Airlines Co. (b). . . . . . . . .  155,600    2,161,284
SkyWest, Inc.. . . . . . . . . . . . . . .  218,076    3,951,537
                                                     -----------
                                                      13,983,534
                                                     -----------

ALTERNATIVE POWER GENERATION (0.5%)
Calpine Corp. (b). . . . . . . . . . . . .  878,840    4,227,220
                                                     -----------
APPLICATIONS SOFTWARE (0.6%)
Pinnacle Systems, Inc. (b) . . . . . . . .  327,300    2,791,869
SS&C Technologies, Inc.. . . . . . . . . .   27,400      765,830
Tradestation Group, Inc. (b) . . . . . . .  126,500    1,120,790
                                                     -----------
                                                       4,678,489
                                                     -----------

AUTO DEALERS (0.0%)
Lithia Motors, Inc., Class A . . . . . . .    2,800       70,588
United Auto Group, Inc.. . . . . . . . . .    2,700       84,510
                                                     -----------
                                                         155,098
                                                     -----------

AUTO PARTS & EQUIPMENT (1.4%)
Aftermarket Technology Corp. (b) . . . . .  118,800    1,629,936
American Axle & Manufacturing
Holdings, Inc. (b) . . . . . . . . . . . .    1,400       56,588
Arvinmeritor, Inc. . . . . . . . . . . . .  101,700    2,453,004
Asbury Automotive Group, Inc. (b). . . . .    6,400      114,624
BorgWarner Automotive, Inc.. . . . . . . .    1,200      102,084
Collins & Aikman Corp. (b) . . . . . . . .  509,600    2,206,568
Dana Corp. . . . . . . . . . . . . . . . .  128,000    2,348,800
Dura Automotive Systems, Inc. (b). . . . .    4,000       51,080
Keystone Automotive Industries, Inc. (b) .    2,000       50,720
Lear Corp. . . . . . . . . . . . . . . . .   27,200    1,668,176
Superior Industries International, Inc.. .    1,400       60,928
Tenneco Automotive, Inc. (b) . . . . . . .    5,400       36,126
Visteon Corp.. . . . . . . . . . . . . . .    8,700       90,567
                                                     -----------
                                                      10,869,201
                                                     -----------

BANKS (2.7%)
Amcore Financial, Inc. . . . . . . . . . .    1,700       45,934
BancFirst Corp.. . . . . . . . . . . . . .      700       41,091
Bank of the Ozarks, Inc. . . . . . . . . .    1,500       33,765
Banner Corp. . . . . . . . . . . . . . . .   20,300      510,545
Capital Corp. of the West (b). . . . . . .      400       15,856
Capitol Bancorp Ltd. . . . . . . . . . . .    1,400       39,760
Century Bancorp, Inc.. . . . . . . . . . .      200        7,092
Chemical Financial Corp. . . . . . . . . .    2,000       72,780
City Holding Co. . . . . . . . . . . . . .      700       24,500
Colonial Bancgroup, Inc. . . . . . . . . .    5,100       88,332
Columbia Banking System, Inc.. . . . . . .    1,300       28,158
Community Bank System, Inc.. . . . . . . .    4,300      210,700
Community First Bankshares, Inc. . . . . .  134,300    3,886,642
Community Trust Bancorp, Inc.. . . . . . .    1,200       36,240
Corus Bankshares, Inc. . . . . . . . . . .    4,600      145,176
Cullen/Frost Bankers, Inc. . . . . . . . .    3,200      129,824
East West Bancorp, Inc.. . . . . . . . . .   28,885    1,550,547
Financial Institutions, Inc. . . . . . . .      300        8,469
First Citizen Banc Corp. . . . . . . . . .      100        2,840
First Citizens BancShares, Class A . . . .      200       24,306
First National Corp. . . . . . . . . . . .      600       18,006
First Oak Brook Bank . . . . . . . . . . .      700       21,007
First Republic Bancorp, Inc. . . . . . . .    2,400       85,920
First State Bancorp. . . . . . . . . . . .   24,800      861,800
First United Corp. . . . . . . . . . . . .      400        9,748
Fremont General Corp.. . . . . . . . . . .    7,200      121,752
Gold Banc Corp.. . . . . . . . . . . . . .   12,400      174,344
Great Southern Bancorp, Inc. . . . . . . .      600       27,822
Greater Bay Bancorp. . . . . . . . . . . .    4,400      125,312
Hanmi Financial Corp.. . . . . . . . . . .      700       13,839
Heritage Commerce Corp. (b). . . . . . . .    1,000       12,250
Iberiabank Corp. . . . . . . . . . . . . .    3,800      224,200
Independent Bank Corp. . . . . . . . . . .    4,360      123,650
Independent Bank Corp. . . . . . . . . . .    1,800       51,876
Irwin Financial Corp.. . . . . . . . . . .    5,100      160,140
Lakeland Financial Corp. . . . . . . . . .      200        7,064
Local Financial Corp. (b). . . . . . . . .    4,400       91,696
Mainsource Financial Group, Inc. . . . . .      420       12,881
MB Financial, Inc. . . . . . . . . . . . .    1,350       49,140
Mercantile Bank Corp.. . . . . . . . . . .   16,400      598,600
Mid-State Bancshares . . . . . . . . . . .    2,900       73,776
Nara Bankcorp, Inc.. . . . . . . . . . . .   24,700      674,310
Oak Hill Financial, Inc. . . . . . . . . .      600       18,486
Old Second Bancorp, Inc. . . . . . . . . .      300       14,850
Peoples Bancorp, Inc.. . . . . . . . . . .      900       26,559
Provident Bankshares Corp. . . . . . . . .    2,900       85,376
Provident Financial Group, Inc.. . . . . .  150,470    4,807,517
R & G Finanical Corp., Class B . . . . . .    4,000      159,200
Republic Bancorp Inc., Class A . . . . . .      700       13,678
Republic Bancorp, Inc. . . . . . . . . . .    7,070       95,374
Royal Bancshares of Pennsylvania, Class A.      800       20,400
Second Bancorp, Inc. . . . . . . . . . . .    1,800       47,520
Silicon Valley Bancshares (b). . . . . . .    1,400       50,498
Simmons First National Corp., Class A. . .    1,200       33,480
Sky Financial Group, Inc.. . . . . . . . .  138,500    3,592,690
South Financial Group, Inc.. . . . . . . .    7,700      214,522
Southside Bancshares, Inc. . . . . . . . .      800       14,800
Southwest Bancorp. . . . . . . . . . . . .   50,400      901,152
State Financial Services Corp. . . . . . .    1,700       45,152
Summit Bancshares, Inc.. . . . . . . . . .    1,300       36,218
Sun Bancorp, Inc. (b). . . . . . . . . . .      800       21,120
Taylor Capital Group, Inc. . . . . . . . .    1,500       39,945
Umpqua Holdings Corp.. . . . . . . . . . .    1,800       37,422

61
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                  SHARES      VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)

BANKS (CONTINUED)
W Holding Co., Inc.. . . . . . . . .    5,343  $    99,433
West Coast Bancorp . . . . . . . . .    7,000      149,380
Wintrust Financial Corp. . . . . . .      400       18,040
                                               -----------
                                                20,984,502
                                               -----------

BIOTECHNOLOGY RESEARCH & PRODUCTION (1.4%)
Enzon, Inc. (b). . . . . . . . . . .  376,600    4,519,200
Pharmaceutical Product Development,
Inc. (b) . . . . . . . . . . . . . .  146,300    3,945,711
Serologicals Corp. (b) . . . . . . .  152,800    2,842,080
                                               -----------
                                                11,306,991
                                               -----------

BROADCAST MEDIA/TELEVISION (1.1%)
4Kids Entertainment, Inc. (b). . . .   22,400      582,848
Acme Communications, Inc. (b). . . .   53,400      469,386
Cumulus Media, Inc. (b). . . . . . .  112,987    2,485,714
Emmis Communications Corp. (b) . . .  106,100    2,870,005
Sinclair Broadcast Group, Inc. (b) .  140,000    2,088,800
                                               -----------
                                                 8,496,753
                                               -----------

BUILDING (2.0%)
Apogee Enterprises . . . . . . . . .   58,700      666,245
Beazer Homes USA, Inc. . . . . . . .   14,900    1,455,134
Building Materials Holding Corp. . .    1,200       18,636
Centex Construction Products, Inc. .      900       54,243
Champion Enterprises (b) . . . . . .  383,220    2,682,540
Dominion Homes, Inc. (b) . . . . . .      900       27,297
Dycom Industries, Inc. (b) . . . . .    1,700       45,594
Fleetwood Enterprises, Inc. (b). . .  311,800    3,199,068
Genlyte Group, Inc. (b). . . . . . .    2,800      163,464
Insituform Technologies, Inc.,
Class A (b). . . . . . . . . . . . .  159,600    2,633,400
Integrated Electrical Services (b) .    3,200       29,600
Lennox International, Inc. . . . . .    6,500      108,550
Louisiana-Pacific Corp. (b). . . . .   10,700      191,316
LSI Industries, Inc. . . . . . . . .    2,000       27,000
Meritage Corp. (b) . . . . . . . . .    1,300       86,203
Standard Pacific Corp. . . . . . . .    5,300      257,315
Universal Forest Products, Inc.. . .    5,100      164,118
USG Corp. (b). . . . . . . . . . . .    4,500       74,565
Watsco, Inc. . . . . . . . . . . . .    1,100       25,003
WCI Communities, Inc. (b). . . . . .    5,600      115,416
York International Corp. . . . . . .  100,310    3,691,408
                                               -----------
                                                15,716,115
                                               -----------

BUSINESS SERVICES (1.7%)
Acxiom Corp. (b) . . . . . . . . . .  259,900    4,826,343
IKON Office Solutions, Inc.. . . . .  311,300    3,692,018
infoUSA, Inc. (b). . . . . . . . . .  239,700    1,778,574
NCR Corp. (b). . . . . . . . . . . .   85,900    3,332,920
Spherion Corp. (b) . . . . . . . . .    7,700       75,383
US Oncology, Inc. (b). . . . . . . .    3,100       33,356
                                               -----------
                                                13,738,594
                                               -----------

CASINOS & GAMBLING (0.8%)
Ameristar Casinos, Inc. (b). . . . .  115,800    2,833,626
Aztar Corp. (b). . . . . . . . . . .    5,300      119,250
Boyd Gaming Corp.. . . . . . . . . .    1,700       27,438
Isle of Capris Casino (b). . . . . .    1,300       27,911
Scientific Games Corp. (b) . . . . .  205,800    3,500,658
                                               -----------
                                                 6,508,883
                                               -----------

CHEMICALS (2.0%)
Cabot Corp.. . . . . . . . . . . . .   75,700    2,410,288
Crompton Corp. . . . . . . . . . . .    8,500       60,945
Cytec Industries, Inc. (b) . . . . .   12,275      471,237
Ethyl Corp. (b). . . . . . . . . . .    3,100       67,797
FMC Corp. (b). . . . . . . . . . . .    1,300       44,369
Georgia Gulf Corp. . . . . . . . . .    5,300      153,064
Great Lakes Chemical Corp. . . . . .   97,000    2,637,430
H. B. Fuller Co. . . . . . . . . . .    2,000       59,480
Hercules, Inc. (b) . . . . . . . . .  196,800    2,400,960
Millennium Chemicals, Inc. . . . . .  241,300    3,059,684
Minerals Technologies, Inc.. . . . .      800       47,400
NL Industries, Inc.. . . . . . . . .    5,600       65,520
Octel Corp.. . . . . . . . . . . . .   24,200      476,498
Olin Corp. . . . . . . . . . . . . .   89,100    1,787,346
OM Group, Inc. (b) . . . . . . . . .   14,200      371,898
Omnova Solutions, Inc. (b) . . . . .    4,400       21,120
PolyOne Corp. (b). . . . . . . . . .  192,700    1,231,353
Wellman, Inc.. . . . . . . . . . . .    5,500       56,155
                                               -----------
                                                15,422,544
                                               -----------

COAL (1.6%)
Arch Coal, Inc.. . . . . . . . . . .   21,000      654,570
Consol Energy, Inc.. . . . . . . . .   72,500    1,877,750
Massey Energy Co.. . . . . . . . . .  257,400    5,353,920
Peabody Energy Corp. . . . . . . . .  110,700    4,617,297
                                               -----------
                                                12,503,537
                                               -----------

COMMERCIAL SERVICES (0.8%)
Arbitron, Inc. (b) . . . . . . . . .    1,300       54,236
Century Business Services, Inc. (b).    6,800       30,396
Consolidated Graphics, Inc. (b). . .   17,400      549,492
InterCept Group, Inc. (b). . . . . .    3,300       37,257
LodgeNet Entertainment Corp. (b) . .    4,600       84,088
MemberWorks, Inc. (b). . . . . . . .      400       10,868
NCO Group, Inc. (b). . . . . . . . .   89,500    2,037,915
Quanta Services, Inc. (b). . . . . .  381,400    2,784,220
Sourcecorp (b) . . . . . . . . . . .   21,700      556,171
Volt Information Sciences, Inc. (b).      900       20,340
                                               -----------
                                                 6,164,983
                                               -----------

COMMUNICATIONS TECHNOLOGY (1.7%)
3COM Corp. (b) . . . . . . . . . . .  346,200    2,828,454
Artesyn Technologies, Inc. (b) . . .   89,500      762,540
Avid Technology, Inc. (b). . . . . .      400       19,200
CommScope, Inc. (b). . . . . . . . .   21,800      355,994
Harris Corp. . . . . . . . . . . . .   51,400    1,950,630
Inter-Tel, Inc.. . . . . . . . . . .   79,900    1,995,902
Network Associates, Inc. (b) . . . .  251,000    3,775,040
Seachange International, Inc. (b). .      900       13,860
Symbol Technologies, Inc.. . . . . .  108,700    1,835,943
                                               -----------
                                                13,537,563
                                               -----------

COMPUTER SOFTWARE & SERVICES (4.9%)
Agilysys, Inc. . . . . . . . . . . .    5,300       59,095
Aspen Technologies, Inc. (b) . . . .    3,300       33,858
Black Box Corp.. . . . . . . . . . .   13,000      598,910
Borland Software Corp. (b) . . . . .  353,200    3,436,636
CACI International, Inc. (b) . . . .    1,000       48,620
Ciber, Inc. (b). . . . . . . . . . .    4,700       40,702
Compucom Systems, Inc. (b) . . . . .   12,100       63,404
Compuware Corp. (b). . . . . . . . .  394,200    2,380,968

62
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       SHARES       VALUE
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)

COMPUTER SOFTWARE& SERVICES (CONTINUED)
Electronics for Imaging, Inc. (b). . . .      4,100  $   106,682
Gateway, Inc. (b). . . . . . . . . . . .     10,300       47,380
Hutchinson Technology, Inc. (b). . . . .      3,000       92,220
Hyperion Solutions Corp. (b) . . . . . .        200        6,028
Igate Capital Corp. (b). . . . . . . . .      1,600       12,560
Interland, Inc. (b). . . . . . . . . . .      1,200        7,836
Internet Security Systems, Inc. (b). . .        600       11,298
IONA Technologies PLC ADR - IE (b) . . .    422,500    2,057,575
Magma Design Automation, Inc. (b). . . .        700       16,338
ManTech International Corp. (b). . . . .      3,400       84,830
Manugistics Group, Inc. (b). . . . . . .    154,000      962,500
Maxtor Corp. (b) . . . . . . . . . . . .      4,100       45,510
Mcdata Corp., Class A (b). . . . . . . .    270,300    2,575,959
Mcdata Corp., Class B (b). . . . . . . .     29,200      278,276
MRO Software, Inc. (b) . . . . . . . . .    135,000    1,817,100
MSC Software Corp. (b) . . . . . . . . .     27,200      257,040
MTS Systems Corp.. . . . . . . . . . . .      3,500       67,305
NetIQ Corp. (b). . . . . . . . . . . . .      2,000       26,500
Novell, Inc. (b) . . . . . . . . . . . .    408,400    4,296,368
Openwave Systems, Inc. (b) . . . . . . .        933       10,263
Palmone, Inc. (b). . . . . . . . . . . .    149,500    1,756,625
Palmsource, Inc. (b) . . . . . . . . . .        402        8,760
Parametric Technology Corp. (b). . . . .  1,645,700    6,484,058
Perot Systems Corp., Class A (b) . . . .     95,600    1,288,688
Quantum Corp. (b). . . . . . . . . . . .      8,600       26,832
RadiSys Corp. (b). . . . . . . . . . . .     36,200      610,332
Rainbow Technologies, Inc. (b) . . . . .      5,000       56,300
Sapient Corp. (b). . . . . . . . . . . .     51,400      287,840
Silicon Graphics, Inc. (b) . . . . . . .     18,200       24,934
Silicon Storage Technology, Inc. (b) . .      2,700       29,700
Skillsoft PLC (b). . . . . . . . . . . .     65,300      564,845
Sybase, Inc. (b) . . . . . . . . . . . .      2,400       49,392
Sykes Enterprises, Inc. (b). . . . . . .      8,600       73,616
Systems & Computer Technology Corp. (b).      1,500       24,525
THQ, Inc. (b). . . . . . . . . . . . . .    172,400    2,915,284
Tier Technologies, Inc. (b). . . . . . .      1,700       13,889
Tyler Technologies, Inc. (b) . . . . . .      3,200       30,816
United Online, Inc. (b). . . . . . . . .      2,700       45,333
Verity, Inc. (b) . . . . . . . . . . . .    247,600    4,132,444
Vignette Corp. (b) . . . . . . . . . . .      5,300       12,031
                                                     -----------
                                                      37,878,005
                                                     -----------

COMPUTER TECHNOLOGY (0.7%)
Filenet Corp. (b). . . . . . . . . . . .     62,400    1,689,792
Intergraph Corp. (b) . . . . . . . . . .    149,200    3,568,864
                                                     -----------
                                                       5,258,656
                                                     -----------

CONSTRUCTION (0.9%)
Chicago Bridge & Iron Co.. . . . . . . .     94,600    2,733,940
MasTec, Inc. (b) . . . . . . . . . . . .    150,500    2,228,905
Terex Corp. (b). . . . . . . . . . . . .     69,400    1,976,512
Washington Group International, Inc. (b)      3,900      132,483
                                                     -----------
                                                       7,071,840
                                                     -----------

CONSULTING SERVICES (1.0%)
Bearingpoint, Inc. (b) . . . . . . . . .    214,500    2,164,305
Charles River Associates, Inc. (b) . . .        700       22,393
Digital Insight Corp. (b). . . . . . . .     63,900    1,591,110
Gartner Group, Inc., Class A (b) . . . .     64,200      726,102
Modem Media Poppe Tyson, Inc. (b). . . .    380,896    3,111,920
Right Management Consultants, Inc. (b) .      1,200       22,392
Tetra Technology, Inc. (b) . . . . . . .      3,300       82,038
                                                     -----------
                                                       7,720,260
                                                     -----------

CONSUMER PRODUCTS (1.8%)
Alberto Culver Co., Class B. . . . . . .      1,700      107,236
American Greetings Corp. (b) . . . . . .      1,500       32,805
Applica, Inc.. . . . . . . . . . . . . .      2,200       16,720
Central Garden & Pet Co. (b) . . . . . .     69,000    1,934,070
CSS Industries, Inc. . . . . . . . . . .        600       18,606
Department 56, Inc. (b). . . . . . . . .      1,100       14,410
Hasbro, Inc. . . . . . . . . . . . . . .     57,600    1,225,728
Intertape Polymer Group, Inc. (b). . . .    131,070    1,668,521
Nu Skin Enterprises, Inc.. . . . . . . .      2,100       35,889
Playtex Products, Inc. (b) . . . . . . .    206,000    1,592,380
Rayovac Corp. (b). . . . . . . . . . . .    103,300    2,164,135
RC2 Corp. (b). . . . . . . . . . . . . .      2,500       51,875
Scotts Co. (The) (b) . . . . . . . . . .     46,700    2,762,772
Timberland Co. (The) (b) . . . . . . . .     47,400    2,468,118
Toro Co. . . . . . . . . . . . . . . . .      2,300      106,720
WD-40 Co.. . . . . . . . . . . . . . . .      1,400       49,504
                                                     -----------
                                                      14,249,489
                                                     -----------

CONTAINERS & PACKAGING (0.7%)
Anchor Glass Container Corp. . . . . . .    149,000    2,384,000
Chesapeake Corp. . . . . . . . . . . . .     28,100      744,088
Crown Holdings, Inc. (b) . . . . . . . .     28,400      257,304
Greif, Inc., Class. A. . . . . . . . . .      2,800       99,428
Silgan Holdings, Inc. (b). . . . . . . .      4,200      178,878
Temple-Inland, Inc.. . . . . . . . . . .     24,500    1,535,415
                                                     -----------
                                                  `    5,199,113
                                                     -----------

DISTRIBUTION/WHOLESALE (0.1%)
Advanced Marketing Services, Inc.. . . .        900       10,260
Aviall, Inc. (b) . . . . . . . . . . . .      5,800       89,958
Handleman Co.. . . . . . . . . . . . . .     29,700      609,741
Hughes Supply, Inc.. . . . . . . . . . .      5,100      253,062
United Stationers, Inc. (b). . . . . . .      2,900      118,668
                                                     -----------
                                                       1,081,689
                                                     -----------

DIVERSIFIED MINERALS (0.0%)
AMCOL International Corp.. . . . . . . .      2,300       46,690
                                                     -----------

DRUGS & PHARMACEUTICALS (3.1%)
Adolor Corp. (b) . . . . . . . . . . . .      6,300      126,126
Alexion Pharmaceuticals, Inc. (b). . . .        800       13,616
Alpharma, Inc., Class A. . . . . . . . .    117,000    2,351,700
Atherogenics, Inc. (b) . . . . . . . . .      5,204       77,800
Biovail Corp. (b). . . . . . . . . . . .    211,000    4,534,389
Cephalon, Inc. (b) . . . . . . . . . . .     66,200    3,204,742
Cubist Pharmaceuticals, Inc. (b) . . . .      2,400       29,184
Cypress Bioscience, Inc. (b) . . . . . .      3,900       59,085
Encysive Pharmaceuticals, Inc. (b) . . .      7,700       68,915
Esperion Therapeutics, Inc. (b). . . . .      1,100       38,071
Inveresk Resh Group, Inc. (b). . . . . .      4,300      106,339
IVAX Corp. (b) . . . . . . . . . . . . .    105,100    2,509,788
K-V Pharmaceutical Co. (b) . . . . . . .    114,500    2,919,750
King Pharmaceuticals, Inc. (b) . . . . .    199,700    3,047,422
Ligand Pharmaceuticals, Inc. (b) . . . .      5,500       80,795
Neighborcare, Inc. (b) . . . . . . . . .      4,600       90,850
Pharmaceutical Resources, Inc. (b) . . .     45,000    2,931,750

63
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       SHARES      VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)

DRUGS & PHARMACEUTICALS (CONTINUED)
Savient Pharmaceuticals, Inc. (b) . . . .  515,400  $ 2,375,994
Telik, Inc. (b) . . . . . . . . . . . . .    2,858       65,763
                                                    -----------
                                                     24,632,079
                                                    -----------

E-COMMERCE & SERVICES (0.4%)
Ebookers.Com PLC ADR - UK (b) . . . . . .  190,900    2,796,685
                                                    -----------

ELECTRONICS (2.1%)
Aeroflex, Inc. (b). . . . . . . . . . . .  227,000    2,653,630
Bel Fuse, Class B . . . . . . . . . . . .    1,100       35,893
Benchmark Electronics, Inc. (b) . . . . .    3,450      120,095
CTS Corp. . . . . . . . . . . . . . . . .  129,180    1,485,570
Del Global Technologies Corp. (b) . . . .      164          338
EarthLink, Inc. (b) . . . . . . . . . . .  385,500    3,855,000
Edo Corp. . . . . . . . . . . . . . . . .   23,400      576,810
Flextronics International Ltd. (b). . . .  104,800    1,555,232
Flir Systems, Inc. (b). . . . . . . . . .   67,700    2,471,050
Invision Technologies, Inc. (b) . . . . .      300       10,071
Methode Electronics, Inc. . . . . . . . .    3,200       39,136
Riverstone Networks, Inc. (b) . . . . . .        2            2
Sanmina Corp. (b) . . . . . . . . . . . .  167,300    2,109,653
Stoneridge, Inc. (b). . . . . . . . . . .    2,700       40,635
Sypris Solutions, Inc.. . . . . . . . . .    2,000       33,620
Tektronix, Inc. . . . . . . . . . . . . .   41,700    1,317,720
Trimble Navigation Ltd. (b) . . . . . . .      900       33,516
WESCO International, Inc. (b) . . . . . .      700        6,195
Zygo Corp. (b). . . . . . . . . . . . . .    1,300       21,437
                                                    -----------
                                                     16,365,603
                                                    -----------

ENGINEERING (0.0%)
Briggs & Stratton Corp. . . . . . . . . .    2,000      134,800
Emcor Group, Inc. (b) . . . . . . . . . .      700       30,730
McDermott International, Inc. (b) . . . .    8,100       96,795
                                                    -----------
                                                        262,325
                                                    -----------

ENVIRONMENTAL CONTROLS (0.0%)
Mine Safety Appliances Co.. . . . . . . .    1,100       87,461
                                                    -----------

FERTILIZERS (0.5%)
IMC Global, Inc.. . . . . . . . . . . . .  407,400    4,045,482
                                                    -----------

FILTRATION AND SEPARATION PRODUCTS (0.2%)
Clarcor, Inc. . . . . . . . . . . . . . .   34,000    1,499,400
                                                    -----------

FINANCE (1.0%)
Accredited Home Lenders Holding Co. (b) .    2,100       64,260
CompuCredit Corp. (b) . . . . . . . . . .    2,800       59,584
Credit Acceptance Corp. (b) . . . . . . .      900       13,770
eSPEED, Inc. (b). . . . . . . . . . . . .    1,500       35,115
John H. Harland Co. . . . . . . . . . . .    3,100       84,630
Knight Trading Group, Inc. (b). . . . . .  273,500    4,004,040
Metris Companies, Inc. (b). . . . . . . .    2,300       10,212
New Century Financial Corp. . . . . . . .   89,700    3,558,399
World Acceptance Corp. (b). . . . . . . .    6,000      119,460
                                                    -----------
                                                      7,949,470
                                                    -----------

FOODS (1.5%)
Chiquita Brands International, Inc. (b) .   10,100      227,553
Corn Products International, Inc. . . . .      800       27,560
Dean Foods Co. (b). . . . . . . . . . . .   54,200    1,781,554
Del Monte Foods Co. (b) . . . . . . . . .  374,300    3,892,720
Flowers Foods, Inc. . . . . . . . . . . .    1,500       38,700
J & J Snack Foods Corp. (b) . . . . . . .      800       30,208
Nasch-Finch Co. . . . . . . . . . . . . .    1,000       22,340
NBTY, Inc. (b). . . . . . . . . . . . . .   92,100    2,473,806
Pilgrim's Pride Corp. . . . . . . . . . .    5,200       84,916
Ralcorp Holding, Inc. (b) . . . . . . . .    2,100       65,856
Sensient Technologies Corp. . . . . . . .   69,500    1,374,015
SUPERVALU, Inc. . . . . . . . . . . . . .   56,600    1,618,194
                                                    -----------
                                                     11,637,422
                                                    -----------

FUNERAL SERVICES (0.0%)
Alderwoods Group, Inc. (b). . . . . . . .    6,100       57,462
Stewart Enterprises, Inc., Class A (b). .   25,700      145,976
                                                    -----------
                                                        203,438
                                                    -----------

HEALTHCARE (2.4%)
Apria Healthcare Group, Inc. (b). . . . .   77,800    2,214,966
Beverly Enterprises, Inc. (b) . . . . . .  119,900    1,029,941
Genesis Healthcare Corp. (b). . . . . . .      900       20,502
Kindred Healthcare, Inc. (b). . . . . . .    2,900      150,742
Mariner Health Care, Inc. (b) . . . . . .  118,800    2,649,240
Pediatrix Medical Group, Inc. (b) . . . .    2,200      121,198
Quovadx, Inc. (b) . . . . . . . . . . . .  181,300      888,370
RehabCare Group, Inc. (b) . . . . . . . .  137,000    2,912,620
Select Medical Corp.. . . . . . . . . . .  132,400    2,155,472
Sierra Health Services, Inc. (b). . . . .      600       16,470
Triad Hospitals, Inc. (b) . . . . . . . .  150,000    4,990,500
Ventiv Health, Inc. (b) . . . . . . . . .  193,800    1,773,270
                                                    -----------
                                                     18,923,291
                                                    -----------

HOTELS & MOTELS (0.1%)
Choice Hotels International, Inc. (b) . .    1,100       38,775
Prime Hospitality Corp. (b) . . . . . . .   49,900      508,980
                                                    -----------
                                                        547,755
                                                    -----------

HOUSEHOLD FURNISHINGS (0.9%)
American Woodmark Corp. . . . . . . . . .   10,800      594,540
Furniture Brands International, Inc.. . .  161,525    4,737,528
Kimball International, Inc., Class B. . .    2,900       45,095
La-Z-Boy, Inc.. . . . . . . . . . . . . .   73,100    1,533,638
                                                    -----------
                                                      6,910,801
                                                    -----------

IDENTIFICATION SYSTEMS (0.2%)
Checkpoint Systems, Inc. (b). . . . . . .    2,300       43,493
Hubbell, Inc. . . . . . . . . . . . . . .   42,100    1,856,610
Paxar Corp. (b) . . . . . . . . . . . . .      600        8,040
                                                    -----------
                                                      1,908,143
                                                    -----------

INDUSTRIAL SPECIALTIES (0.5%)
Graftech International Ltd. (b) . . . . .  292,200    3,944,700
Unova, Inc. (b) . . . . . . . . . . . . .    5,900      135,405
                                                    -----------
                                                      4,080,105
                                                    -----------

INSTRUMENTS (1.0%)
FEI Co. (b) . . . . . . . . . . . . . . .   88,300    1,986,750
Fisher Scientific International, Inc. (b)   85,100    3,520,587
PerkinElmer, Inc. . . . . . . . . . . . .  153,700    2,623,659
Watts Industries. . . . . . . . . . . . .    2,000       44,400
                                                    -----------
                                                      8,175,396
                                                    -----------

INSURANCE: LIFE (0.9%)
Amerus Group Co.. . . . . . . . . . . . .    4,100      143,377
Delphi Financial Group. . . . . . . . . .    5,550      199,800
FBL Financial Group, Inc., Class A. . . .    2,000       51,600

64
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                     SHARES      VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)

INSURANCE: LIFE (CONTINUED)
Phoenix Co., Inc. . . . . . . . . . . .  142,900  $ 1,720,516
Scottish Annuity & Life Holdings. . . .  204,100    4,241,198
Universal American Financial Corp. (b).    2,400       23,784
Unum Provident Corp.. . . . . . . . . .   60,200      949,354
                                                  -----------
                                                    7,329,629
                                                  -----------

INSURANCE: MULTI-LINE (1.2%)
Allmerica Financial Corp. (b) . . . . .    9,600      295,392
Aspen Insurance Holdings Ltd. (b) . . .  111,300    2,761,353
Reinsurance Group of America, Inc.. . .   58,600    2,264,890
StanCorp Financial Group, Inc.. . . . .   34,600    2,175,648
United Fire & Casualty Corp.. . . . . .      700       28,252
Wellchoice, Inc. (b). . . . . . . . . .   62,200    2,145,900
                                                  -----------
                                                    9,671,435
                                                  -----------

INSURANCE: PROPERTY - CASUALTY (1.0%)
Argonaut Group, Inc. (b). . . . . . . .    4,100       63,714
Baldwin & Lyons, Inc., Class B. . . . .      800       22,448
Direct General Corp.. . . . . . . . . .      400       13,240
LandAmerica Financial Group, Inc. . . .    3,300      172,458
PMA Capital Corp., Class A. . . . . . .    5,100       26,112
PMI Group, Inc. . . . . . . . . . . . .   57,300    2,133,279
ProAssurance Corp. (b). . . . . . . . .  101,500    3,263,225
RLI Corp. . . . . . . . . . . . . . . .   58,611    2,195,568
Selective Insurance Group, Inc. . . . .    1,200       38,832
State Auto Financial Corp.. . . . . . .    1,100       25,729
Stewart Information Services Corp.. . .    5,400      218,970
The Navigators Group, Inc. (b). . . . .      400       12,348
Zenith National Insurance Co. . . . . .      600       19,530
                                                  -----------
                                                    8,205,453
                                                  -----------

INTERNET SOFTWARE/SERVICES (0.5%)
Art Technology Group, Inc. (b). . . . .  649,000      992,970
CNET Networks, Inc. (b) . . . . . . . .  439,800    2,999,436
Harris Interactive, Inc. (b). . . . . .    3,100       25,730
Raindance Communications, Inc. (b). . .    3,500        9,625
Safeguard Scientifics, Inc. (b) . . . .    9,100       36,764
                                                  -----------
                                                    4,064,525
                                                  -----------

INVESTMENT BANKS/BROKERS (2.3%)
Affiliated Managers Group, Inc. (b) . .   69,200    4,815,628
American Capital Strategies Ltd.. . . .   86,800    2,580,564
E*TRADE Group, Inc. (b) . . . . . . . .  418,500    5,294,025
Friedman, Billings, Ramsey Group, Inc..  120,205    2,774,331
Labranche & Co., Inc. . . . . . . . . .  182,400    2,128,608
SWS Group, Inc. . . . . . . . . . . . .   26,200      466,360
Technology Investment Capital Corp. (b)    4,810       74,796
                                                  -----------
                                                   18,134,312
                                                  -----------

LASERS - SYSTEMS/COMPONENTS (0.0%)
ROFIN-SINAR Technologies, Inc. (b). . .    2,000       69,120
VISX, Inc. (b). . . . . . . . . . . . .   10,825      250,599
                                                  -----------
                                                      319,719
                                                  -----------

LEISURE (1.3%)
Action Performance Companies, Inc.. . .  199,500    3,910,200
AMC Entertainment, Inc. (b) . . . . . .    2,400       36,504
Arctic Cat, Inc.. . . . . . . . . . . .    1,000       24,700
Argosy Gaming Co. (b) . . . . . . . . .   66,900    1,738,731
Bally Total Fitness Holding Corp. (b) .    2,500       17,500
Callaway Golf Co. . . . . . . . . . . .    8,900      149,965
Intrawest Corp. . . . . . . . . . . . .   60,800    1,124,192
K2, Inc. (b). . . . . . . . . . . . . .    3,000       45,630
Six Flags, Inc. (b) . . . . . . . . . .  387,700    2,915,504
                                                  -----------
                                                    9,962,926
                                                  -----------

LINEN SUPPLY & RELATED ITEMS (0.0%)
Angelica Corp.. . . . . . . . . . . . .    5,600      123,200
Unifirst Corp.. . . . . . . . . . . . .    1,900       45,049
                                                  -----------
                                                      168,249
                                                  -----------

MACHINERY (2.1%)
AGCO Corp. (b). . . . . . . . . . . . .  174,900    3,522,486
Albany International Corp., Class A . .    5,900      200,010
Applied Industrial Technologies, Inc. .    9,200      219,512
Cascade Corp. . . . . . . . . . . . . .   21,700      483,910
Flowserve Corp. (b) . . . . . . . . . .  141,700    2,958,696
Gardner Denver Machinery, Inc. (b). . .      300        7,161
Global Power Equipment Group, Inc. (b).   69,500      464,260
JLG Industries, Inc.. . . . . . . . . .   10,300      156,869
Joy Global, Inc.. . . . . . . . . . . .   90,300    2,361,345
Kadant, Inc. (b). . . . . . . . . . . .      300        6,495
Kennametal, Inc.. . . . . . . . . . . .   55,000    2,186,250
Manitowoc Co. . . . . . . . . . . . . .   59,800    1,865,760
Milacron, Inc.. . . . . . . . . . . . .    4,000       16,680
NACCO Industries, Inc., Class A . . . .      900       80,532
Regal-Beloit Corp.. . . . . . . . . . .    1,900       41,800
Sauer-Danfoss, Inc. . . . . . . . . . .    2,700       43,740
Tecumseh Products Co. . . . . . . . . .   34,900    1,690,207
Wabtec Corp.. . . . . . . . . . . . . .   32,900      560,616
                                                  -----------
                                                   16,866,329
                                                  -----------

MANUFACTURING (0.8%)
A.O. Smith Corp.. . . . . . . . . . . .    1,800       63,090
Actuant Corp. (b) . . . . . . . . . . .    1,800       65,160
Acuity Brands, Inc. . . . . . . . . . .    3,000       77,400
Ameron International Corp.. . . . . . .    3,300      114,477
Barnes Group, Inc.. . . . . . . . . . .    4,800      155,088
Crane Co. . . . . . . . . . . . . . . .   23,575      724,696
ESCO Technologies, Inc. (b) . . . . . .    1,300       56,745
Federal Signal Corp.. . . . . . . . . .  124,200    2,175,984
Griffon Corp. (b) . . . . . . . . . . .    2,900       58,754
Jacuzzi Brands, Inc. (b). . . . . . . .  294,100    2,085,169
KEMET Corp. (b) . . . . . . . . . . . .   42,600      583,194
Lydall, Inc. (b). . . . . . . . . . . .    1,200       12,228
Oshkosh Truck Corp. . . . . . . . . . .    4,200      214,326
Quanex Corp.. . . . . . . . . . . . . .    3,100      142,910
Thomas Industries, Inc. . . . . . . . .    1,100       38,126
Tower Automotive, Inc. (b). . . . . . .    4,300       29,369
Walter Industries, Inc. . . . . . . . .    6,600       88,110
                                                  -----------
                                                    6,684,826
                                                  -----------

MARKETING SERVICES (0.0%)
Alloy, Inc. (b) . . . . . . . . . . . .    2,500       13,025
aQuantive, Inc. (b) . . . . . . . . . .    4,100       42,025
E.piphany, Inc. (b) . . . . . . . . . .    1,800       12,978
                                                  -----------
                                                       68,028
                                                  -----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (0.4%)
CONMED Corp. (b). . . . . . . . . . . .    2,400       57,120
CTI Molecular Imaging, Inc. (b) . . . .    1,500       25,365
Cyberonics, Inc. (b). . . . . . . . . .    1,000       32,010

65
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (CONTINUED)
Dj Orthopedics, Inc. (b) . . . . . . . .   32,000  $   857,600
Invacare Corp. . . . . . . . . . . . . .      400       16,148
Luminex Corp. (b). . . . . . . . . . . .   43,200      405,216
Ocular Sciences, Inc. (b). . . . . . . .   58,100    1,668,051
Orthovita, Inc. (b). . . . . . . . . . .   26,200       84,102
Owens & Minor, Inc.. . . . . . . . . . .    2,700       59,157
PSS World Medical, Inc. (b). . . . . . .    1,700       20,519
Sola International, Inc. (b) . . . . . .    4,400       82,720
Surmodics, Inc. (b). . . . . . . . . . .      200        4,780
Wilson Greatbatch Technologies, Inc. (b)    1,500       63,405
                                                   -----------
                                                     3,376,193
                                                   -----------

MEDICAL - BIOMEDICAL/GENETIC (0.3%)
Celera Genomics Group (b). . . . . . . .    1,500       20,865
Cytogen Corp. (b). . . . . . . . . . . .    7,600       82,688
Genelabs Technologies (b). . . . . . . .   30,000       84,000
Regeneration Technologies, Inc. (b). . .    3,700       40,552
SuperGen, Inc. (b) . . . . . . . . . . .   36,500      401,500
Transkaryotic Therapy (b). . . . . . . .  114,800    1,792,028
                                                   -----------
                                                     2,421,633
                                                   -----------

MEDICAL INFORMATION SYSTEMS (0.2%)
Computer Programs & Systems, Inc.. . . .    2,000       40,240
PER-SE Technologies, Inc. (b). . . . . .  117,800    1,797,628
                                                   -----------
                                                     1,837,868
                                                   -----------

METALS (1.2%)
Maverick Tube Corp. (b). . . . . . . . .  167,690    3,228,032
Nn, Inc. . . . . . . . . . . . . . . . .    4,100       51,619
Precision Castparts Corp.. . . . . . . .      951       43,185
RTI International Metals, Inc. (b) . . .   51,200      863,744
Ryerson Tull, Inc. . . . . . . . . . . .    3,500       40,075
Timken Co. . . . . . . . . . . . . . . .  124,000    2,487,440
USEC, Inc. . . . . . . . . . . . . . . .  315,500    2,650,200
Valmont Industries, Inc. . . . . . . . .    8,700      201,405
                                                   -----------
                                                     9,565,700
                                                   -----------

MUSIC (0.0%)
Steinway Musical Instruments, Inc. (b) .    2,000       49,400
                                                   -----------

NETWORKING PRODUCTS (0.6%)
Anixter International, Inc. (b). . . . .    2,400       62,112
Enterasys Networks, Inc. (b) . . . . . .  631,800    2,369,250
Extreme Networks, Inc. (b) . . . . . . .  220,700    1,591,247
Hypercom Corp. (b) . . . . . . . . . . .  118,100      562,156
                                                   -----------
                                                     4,584,765
                                                   -----------

OFFICE EQUIPMENT & SERVICES (0.3%)
Global Imaging Systems, Inc. (b) . . . .      300        9,525
Imagistics International, Inc (b). . . .    2,700      101,250
Moore Wallace, Inc. (b). . . . . . . . .  136,600    2,558,518
Standard Register Co.. . . . . . . . . .      900       15,147
                                                   -----------
                                                     2,684,440
                                                   -----------

OIL & GAS (5.7%)
Chesapeake Energy Corp.. . . . . . . . .  276,400    3,753,512
Cimarex Energy Co. (b) . . . . . . . . .    2,900       77,401
Comstock Resources, Inc. (b) . . . . . .    3,500       67,550
Denbury Resources, Inc. (b). . . . . . .    8,200      114,062
Energen Corp.. . . . . . . . . . . . . .    3,900      160,017
Global Industries Ltd. (b) . . . . . . .  455,100    2,343,765
Grant Prideco, Inc. (b). . . . . . . . .  246,800    3,213,336
Hanover Compressor Co. (b) . . . . . . .    3,700       41,255
Houston Exploration Co. (b). . . . . . .    2,300       83,996
KCS Energy, Inc. (b) . . . . . . . . . .  102,400    1,080,320
Key Energy Services, Inc. (b). . . . . .  821,055    8,465,078
Magnum Hunter Resources, Inc. (b). . . .    5,100       48,501
Meridian Resource Corp. (b). . . . . . .    3,000       17,820
National-Oilwell, Inc. (b) . . . . . . .  207,200    4,632,992
Newfield Exploration Co. (b) . . . . . .   85,800    3,821,532
Nuevo Energy Co. (b) . . . . . . . . . .   24,200      584,914
Oceaneering International, Inc. (b). . .    1,400       39,200
Oil States International, Inc. (b) . . .    3,000       41,820
Parker Drilling Co. (b). . . . . . . . .  738,500    1,883,175
Patterson-UTI Energy, Inc. (b) . . . . .  187,100    6,159,332
Plains Exploration & Products (b). . . .    1,200       18,468
Range Resources Corp. (b). . . . . . . .   10,700      101,115
Rowan Companies, Inc. (b). . . . . . . .  163,600    3,790,612
Stone Energy Corp. (b) . . . . . . . . .    3,000      127,350
Swift Energy Co. (b) . . . . . . . . . .   29,900      503,815
Tesoro Petroleum Corp. (b) . . . . . . .   30,800      448,756
Trico Marine Services, Inc. (b). . . . .  511,200      915,048
Universal Compression Holdings (b) . . .    1,500       39,240
Veritas DGC, Inc. (b). . . . . . . . . .  163,200    1,710,336
Vintage Petroleum, Inc.. . . . . . . . .    6,400       76,992
XTO Energy, Inc. . . . . . . . . . . . .    4,091      115,775
                                                   -----------
                                                    44,477,085
                                                   -----------

PAINTS & COATINGS (0.7%)
RPM International, Inc.. . . . . . . . .  156,800    2,580,928
Valspar Corp.. . . . . . . . . . . . . .   52,700    2,604,434
                                                   -----------
                                                     5,185,362
                                                   -----------

PAPER & RELATED PRODUCTS (0.0%)
Rock-Tenn Co.. . . . . . . . . . . . . .    1,700       29,342
Schweitzer-Mauduit International, Inc. .    4,100      122,098
                                                   -----------
                                                       151,440
                                                   -----------

PHARMACY SERVICES (0.5%)
Omnicare, Inc. . . . . . . . . . . . . .  100,100    4,043,039
                                                   -----------

PLASTICS (0.1%)
Spartech Corp. . . . . . . . . . . . . .   18,300      450,912
                                                   -----------

PRIVATE CORRECTIONS (0.0%)
Cornell Corrections, Inc. (b). . . . . .    1,700       23,205
Wackenhut Corrections Corp. (b). . . . .    2,900       66,120
                                                   -----------
                                                        89,325
                                                   -----------

PUBLISHING (0.9%)
Banta Corp.. . . . . . . . . . . . . . .      700       28,350
Journal Register Co. (b) . . . . . . . .    1,500       31,050
Proquest Co. (b) . . . . . . . . . . . .   95,425    2,810,266
Pulitzer, Inc. . . . . . . . . . . . . .    1,000       54,000
Readers Digest Association, Inc. . . . .  134,100    1,965,906
Valassis Communications, Inc. (b). . . .   73,500    2,157,225
                                                   -----------
                                                     7,046,797
                                                   -----------

RAILROADS (0.6%)
Genesee & Wyoming, Inc. (b). . . . . . .  141,150    4,446,225
                                                   -----------

REAL ESTATE (0.0%)
HomeStore.com, Inc. (b). . . . . . . . .   11,400       53,922
Jones Lang Lasalle, Inc. (b) . . . . . .    2,400       49,752
                                                   -----------
                                                       103,674
                                                   -----------

66
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                        SHARES      VALUE
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (3.8%)
Agree Realty Corp. . . . . . . . . . . . .   68,400  $ 1,934,352
American Financial Realty Trust. . . . . .  266,100    4,537,005
American Home Mortgage
Investment Corp. . . . . . . . . . . . . .    5,989      134,812
Anthracite Capital, Inc. . . . . . . . . .   63,000      697,410
Anworth Mtg Asset Corp.. . . . . . . . . .  164,500    2,291,485
Ashford Hospitality Trust (b). . . . . . .  361,300    3,392,607
Associated Estates Realty Corp.. . . . . .   48,800      356,728
Bedford Property Investors, Inc. . . . . .    5,400      154,602
Boykin Lodging Co. . . . . . . . . . . . .    3,800       34,770
Capital Automotive . . . . . . . . . . . .    1,800       57,600
CarrAmerica Realty Corp. . . . . . . . . .    2,800       83,384
CBL & Associates Properties, Inc.. . . . .   74,300    4,197,950
Developers Diversified Realty Corp.. . . .   44,800    1,503,936
Entertainment Properties Trust . . . . . .    3,700      128,427
Equity Inns, Inc.. . . . . . . . . . . . .   54,100      489,605
Gables Residential Trust . . . . . . . . .    1,500       52,110
Glenborough Realty Trust, Inc. . . . . . .    1,400       27,930
Highwood Properties, Inc.. . . . . . . . .    5,000      127,000
Impac Mortgage Holdings. . . . . . . . . .    6,500      118,365
IndyMac Bancorp, Inc.. . . . . . . . . . .    5,200      154,908
InnKeepers USA Trust . . . . . . . . . . .    8,700       72,819
Kilroy Realty Corp.. . . . . . . . . . . .    2,400       78,600
La Quinta Corp. (b). . . . . . . . . . . .   25,200      161,532
Lasalle Hotel Properties . . . . . . . . .    3,000       55,650
Lexington Corporate Properties Trust . . .   13,400      270,546
Liberty Property Trust . . . . . . . . . .   44,000    1,711,600
LTC Properties, Inc. . . . . . . . . . . .    5,600       82,544
Luminent Mortgage Capital, Inc. (b). . . .  142,400    2,007,840
Macerich Co. (The) . . . . . . . . . . . .    1,700       75,650
MeriStar Hospitality Corp. (b) . . . . . .    5,300       34,503
MFA Mortgage Investments, Inc. . . . . . .    4,600       44,850
Mid-America Apartment Communities, Inc.. .    3,200      107,456
Mills Corp. (The). . . . . . . . . . . . .      900       39,600
National Health Investors, Inc.. . . . . .    8,100      201,528
Novastar Financial, Inc. . . . . . . . . .    2,000       85,920
Parkway Properties, Inc. . . . . . . . . .    2,000       83,200
Pennsylvania Real Estate Investment Trust.    5,100      185,130
Post Properties, Inc.. . . . . . . . . . .      400       11,168
Prentiss Properties Trust. . . . . . . . .    1,900       62,681
Rait Investment Trust. . . . . . . . . . .    6,300      161,280
Saul Centers, Inc. . . . . . . . . . . . .      800       22,936
Senior Housing Properties Trust. . . . . .    8,300      143,009
SL Green Realty Corp.. . . . . . . . . . .   67,400    2,766,770
Sun Communities, Inc.. . . . . . . . . . .    3,500      135,450
Taubman Centers, Inc.. . . . . . . . . . .    2,700       55,620
United Dominion Realty Trust, Inc. . . . .    7,700      147,840
Urstadt Biddle Properties, Class A . . . .      900       12,735
Ventas, Inc. . . . . . . . . . . . . . . .   14,700      323,400
Winston Hotels . . . . . . . . . . . . . .   44,200      450,840
                                                     -----------
                                                      30,067,683
                                                     -----------

RENTAL AUTO/EQUIPMENT (0.0%)
Aaron Rents, Inc.. . . . . . . . . . . . .    3,400       68,442
Dollar Thrifty Automotive Group, Inc. (b).    3,700       95,978
                                                     -----------
                                                         164,420
                                                     -----------

RESEARCH & DEVELOPMENT (0.1%)
Covance, Inc. (b). . . . . . . . . . . . .    1,500       40,200
PAREXEL International Corp. (b). . . . . .   50,000      813,000
URS Corp. (b). . . . . . . . . . . . . . .    2,000       50,020
                                                     -----------
                                                         903,220
                                                     -----------

RESTAURANTS (0.5%)
Bob Evans Farms. . . . . . . . . . . . . .   47,400    1,538,604
Jack in the Box, Inc. (b). . . . . . . . .    1,700       36,312
Landry's Seafood Restaurants, Inc. . . . .    6,400      164,608
O'Charleys, Inc. (b) . . . . . . . . . . .  103,800    1,863,210
Papa John's International, Inc. (b). . . .    1,100       36,718
Ryan Family Steak Houses, Inc. (b) . . . .    1,000       15,140
                                                     -----------
                                                       3,654,592
                                                     -----------

RETAIL (5.6%)
7-Eleven, Inc. (b) . . . . . . . . . . . .    6,300      101,115
Abercrombie & Fitch Co. (b). . . . . . . .   82,000    2,026,220
Aeropostale, Inc. (b). . . . . . . . . . .      600       16,452
American Eagle Outfitters, Inc. (b). . . .  174,900    2,868,360
AnnTaylor Stores Corp. (b) . . . . . . . .   33,000    1,287,000
Big Lots, Inc. (b) . . . . . . . . . . . .  159,900    2,272,179
BJ's Wholesale Club, Inc. (b). . . . . . .    4,400      101,024
Bombay Co., Inc. (b) . . . . . . . . . . .  135,300    1,101,342
Brown Shoe Company, Inc. . . . . . . . . .   53,800    2,040,634
Burlington Coat Factory Warehouse Corp.. .    6,700      141,772
Casey's General Stores, Inc. . . . . . . .    4,600       81,236
Cash America International, Inc. . . . . .    8,300      175,794
Charlotte Russe Holding, Inc. (b). . . . .      600        8,316
Charming Shoppes, Inc. (b) . . . . . . . .   11,000       59,400
Cole (Kenneth) Productions, Inc. . . . . .      700       20,580
Cole National Corp., Class A (b) . . . . .      300        6,000
Copart, Inc. (b) . . . . . . . . . . . . .   77,300    1,275,450
Dillard's, Inc., Class A . . . . . . . . .    4,500       74,070
DIMON, Inc.. . . . . . . . . . . . . . . .    6,400       43,200
Dress Barn, Inc. (b) . . . . . . . . . . .    2,900       43,471
Electronics Boutique Holdings Corp. (b). .  119,900    2,744,511
Finlay Enterprises, Inc. (b) . . . . . . .   65,400      924,102
Friedman's, Inc., Class A. . . . . . . . .    1,700       11,407
Genesco, Inc. (b). . . . . . . . . . . . .   12,600      190,638
Goody's Family Clothing, Inc.. . . . . . .    4,900       45,864
Great Atlantic & Pacific Tea Co., Inc.
(The) (b). . . . . . . . . . . . . . . . .    2,300       19,320
Guitar Center, Inc. (b). . . . . . . . . .   62,000    2,019,960
Hollywood Entertainment Corp. (b). . . . .  147,300    2,025,375
Jo-Ann Stores, Inc. (b). . . . . . . . . .    2,500       51,000
Jos A Bank Clothiers, Inc. (b) . . . . . .   40,800    1,415,352
Kmart Holding Corp. (b). . . . . . . . . .  105,700    2,531,515
Linen 'n Things, Inc. (b). . . . . . . . .  215,900    6,494,272
Marinemax, Inc. (b). . . . . . . . . . . .    2,700       52,461
Men's Wearhouse, Inc. (The) (b). . . . . .    2,100       52,521
Movado Group, Inc. . . . . . . . . . . . .      200        5,646
Movie Gallery, Inc. (b). . . . . . . . . .      900       16,812
Pathmark Stores, Inc. (b). . . . . . . . .    2,800       21,280
Payless Shoesource, Inc. (b) . . . . . . .  192,600    2,580,840
Pep Boys-Manny, Moe & Jack . . . . . . . .    4,100       93,767
Rex Stores Corp. (b) . . . . . . . . . . .    4,100       58,056
School Specialty, Inc. (b) . . . . . . . .      400       13,604
ShopKo Stores, Inc. (b). . . . . . . . . .  123,300    1,880,325
Smart & Final, Inc. (b). . . . . . . . . .    2,200       22,176
Sonic Automotive, Inc. . . . . . . . . . .      900       20,628
Sports Authority, Inc. (The) (b) . . . . .      700       26,880
Stage Stores, Inc. (b) . . . . . . . . . .      800       22,320
Systemax, Inc. (b) . . . . . . . . . . . .    3,700       24,642
Vans, Inc. (b) . . . . . . . . . . . . . .    6,500       74,165
West Marine, Inc. (b). . . . . . . . . . .   72,400    2,013,444
Wet Seal, Inc. (b) . . . . . . . . . . . .  353,900    3,500,071
World Fuel Services Corp.. . . . . . . . .      800       27,160
Zale Corp. (b) . . . . . . . . . . . . . .   13,225      703,570
                                                     -----------
                                                      43,427,299
                                                     -----------

67
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       SHARES       VALUE
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)

RUBBER/TIRES (0.5%)
Cooper Tire & Rubber Co. . . . . . . . .    178,700  $ 3,820,606
                                                     -----------

SAVINGS & LOANS (1.9%)
Anchor Bancorp Wisconsin, Inc. . . . . .      1,400       34,860
Bank Mutual Corp.. . . . . . . . . . . .    186,700    2,126,513
Bankatlantic Bancorp, Inc. . . . . . . .    290,220    5,514,180
Commercial Federal Corp. . . . . . . . .      1,700       45,407
Dime Community Bancshares. . . . . . . .      1,900       58,444
First Defiance Financial Corp. . . . . .        400       10,660
First Niagara Financial Group, Inc.. . .      1,200       17,892
Firstfed America Bancorp . . . . . . . .        800       20,824
FirstFed Financial Corp. (b) . . . . . .      1,700       73,950
Flagstar Bancorp . . . . . . . . . . . .      3,400       72,828
Franklin Bank Corp. (b). . . . . . . . .     23,000      437,000
Hawthorne Financial Corp. (b). . . . . .      1,000       27,980
Hudson River Bancorp . . . . . . . . . .     19,300      753,279
Independence Community Bank Corp.. . . .     65,900    2,370,423
ITLA Capital Corp. (b) . . . . . . . . .        800       40,080
MAF Bancorp, Inc.. . . . . . . . . . . .      1,443       60,462
NetBank, Inc.. . . . . . . . . . . . . .      4,100       54,735
Ocwen Financial Corp. (b). . . . . . . .      3,400       30,124
Sterling Financial Corp. (b) . . . . . .      6,000      205,380
Troy Financial Corp. . . . . . . . . . .        400       14,000
Webster Financial Corp.. . . . . . . . .     65,000    2,980,900
Westcorp . . . . . . . . . . . . . . . .        800       29,240
WSFS Financial Corp. . . . . . . . . . .      1,300       58,305
                                                     -----------
                                                      15,037,466
                                                     -----------

SECURITY SERVICES (1.0%)
Brink's Co. (The). . . . . . . . . . . .    202,675    4,582,482
Integrated Alarm Systems Group, Inc. (b)    356,600    3,031,100
                                                     -----------
                                                       7,613,582
                                                     -----------

SEMICONDUCTORS (4.4%)
Actel Corp. (b). . . . . . . . . . . . .      1,100       26,510
Atmel Corp. (b). . . . . . . . . . . . .    418,200    2,513,382
Axcelis Technologies, Inc. (b) . . . . .    494,600    5,054,812
Bookham Technology PLC (b) . . . . . . .  1,408,600    3,521,500
CEVA, Inc. (b) . . . . . . . . . . . . .      1,300       13,520
Chippac, Inc. (b). . . . . . . . . . . .    336,700    2,555,553
Cirrus Logic, Inc. (b) . . . . . . . . .      4,900       37,583
Cohu, Inc. . . . . . . . . . . . . . . .      1,800       34,470
Credence Systems Corp. (b) . . . . . . .     98,990    1,302,708
Dsp Group, Inc. (b). . . . . . . . . . .      1,900       47,329
DuPont Photomasks, Inc. (b). . . . . . .    105,100    2,537,114
Exar Corp. (b) . . . . . . . . . . . . .      1,200       20,496
Fairchild Semiconductor Corp. (b). . . .    125,975    3,145,596
Fsi International, Inc. (b). . . . . . .    230,900    1,704,042
Genus, Inc. (b). . . . . . . . . . . . .    288,800    1,732,800
GlobespanVirata, Inc. (b). . . . . . . .      5,300       31,164
Lattice Semiconductor Corp. (b). . . . .    231,000    2,236,080
LTX Corp. (b). . . . . . . . . . . . . .    183,100    2,751,993
Mattson Technology, Inc. (b) . . . . . .    113,200    1,383,304
MEMC Electronic Materials, Inc. (b). . .    261,900    2,519,478
Photronics, Inc. (b) . . . . . . . . . .     57,900    1,153,368
SIPEX Corp. (b). . . . . . . . . . . . .     83,900      646,869
Skyworks Solutions, Inc. (b) . . . . . .      2,300       20,010
Standard Microsystems Corp. (b). . . . .      1,100       27,830
Transmeta Corp. (b). . . . . . . . . . .      5,000       17,000
Vitesse Semiconductor Corp. (b). . . . .      6,500       38,155
Zoran Corp. (b). . . . . . . . . . . . .      2,200       38,258
                                                     -----------
                                                      35,110,924
                                                     -----------

SECURITY DESCRIPTION                      SHARES     VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)

STEEL (2.1%)
Carpenter Technology Corp. . . . . . . .   61,100   1,806,727
Intl Steel Group Co. (b) . . . . . . . .  109,300   4,257,235
Reliance Steel & Aluminum Co.. . . . . .    2,200      73,062
Schnitzer Steel Industries, Inc. . . . .      900      54,450
Shaw Group, Inc. (b) . . . . . . . . . .  352,100   4,795,602
Steel Dynamics (b) . . . . . . . . . . .    7,400     173,826
United States Steel Corp.. . . . . . . .  145,300   5,088,406
                                                  -----------
                                                   16,249,308
                                                  -----------

TELECOMMUNICATIONS (2.5%)
Aehter Systems, Inc. (b) . . . . . . . .    4,000      19,000
Alamosa Holdings, Inc. (b) . . . . . . .  832,900   3,339,929
Andrew Corp. (b) . . . . . . . . . . . .   38,090     438,416
Arris Group, Inc. (b). . . . . . . . . .  444,685   3,219,519
Asiainfo Holdings, Inc. (b). . . . . . .    2,500      16,700
C-COR.net Corp. (b). . . . . . . . . . .    1,000      11,130
Corvis Corp. (b) . . . . . . . . . . . .   21,800      37,060
Ditech Communications Corp. (b). . . . .    2,200      42,020
General Communication, Inc. (b). . . . .    3,100      26,970
MRV Communications, Inc. (b) . . . . . .    9,800      36,848
Network Equipment Technologies, Inc. (b)    1,000      11,000
Newfocus, Inc. (b) . . . . . . . . . . .    2,200      11,044
Newport Corp. (b). . . . . . . . . . . .  111,200   1,838,136
North Pittsburgh Systems, Inc. . . . . .    1,500      28,365
Polycom, Inc. (b). . . . . . . . . . . .  176,200   3,439,424
Primus Telecommunications Group,
Inc. (b) . . . . . . . . . . . . . . . .  139,800   1,423,164
Ptek Holdings, Inc. (b). . . . . . . . .   19,500     171,795
Sycamore Networks, Inc. (b). . . . . . .    7,700      40,348
Symmetricom, Inc. (b). . . . . . . . . .  274,000   1,994,720
Talk America Holdings, Inc. (b). . . . .    2,900      33,408
Tellabs, Inc. (b). . . . . . . . . . . .  419,600   3,537,228
Terayon Communication Systems, Inc. (b).    4,900      22,050
                                                  -----------
                                                   19,738,274
                                                  -----------

TEXTILES (0.4%)
Footstar, Inc. (b) . . . . . . . . . . .   42,850     166,258
G & K Services, Inc. . . . . . . . . . .   20,300     746,025
Kellwood Co. . . . . . . . . . . . . . .    3,400     139,400
Quiksilver, Inc. (b) . . . . . . . . . .    2,500      44,325
Steven Madden Ltd. (b) . . . . . . . . .    1,300      26,520
Tommy Hilfiger Corp. (b) . . . . . . . .  121,300   1,796,453
                                                  -----------
                                                    2,918,981
                                                  -----------

THERAPEUTICS (0.2%)
Abgenix, Inc. (b). . . . . . . . . . . .    2,000      24,920
Corixa Corp. (b) . . . . . . . . . . . .   57,300     346,092
CV Therapeutics (b). . . . . . . . . . .   62,900     922,114
Progenics Pharmaceuticals (b). . . . . .   17,100     322,506
Sciclone Pharmaceuticals (b) . . . . . .   45,300     307,134
                                                  -----------
                                                    1,922,766
                                                  -----------

TOBACCO (0.1%)
Standard Commercial Corp.. . . . . . . .   17,100     343,197
Universal Corp.. . . . . . . . . . . . .    6,400     282,688
                                                  -----------
                                                      625,885
                                                  -----------

TRANSPORTATION (2.6%)
Central Freight Lines, Inc. (b). . . . .   39,500     701,125
CNF Transportation, Inc. . . . . . . . .   69,200   2,345,880
Covenant Transport, Inc., Class A (b). .    1,900      36,119
Gatx Corp. . . . . . . . . . . . . . . .    3,500      97,930

68
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION (CONTINUED)
Greenbrier Cos., Inc. (b). . . . . . . .    1,100  $    18,425
Interpool, Inc.. . . . . . . . . . . . .    2,100       30,450
Offshore Logistics, Inc. (b) . . . . . .    2,100       51,492
Overnite Corp. (b) . . . . . . . . . . .  242,400    5,514,600
Quality Distribution, Inc. (b) . . . . .   53,820    1,052,181
RailAmerica, Inc. (b). . . . . . . . . .   29,400      346,920
Scs Transportation (b) . . . . . . . . .   38,800      682,104
Tidewater, Inc.. . . . . . . . . . . . .   85,700    2,560,716
U.S. Xpress Enterprises, Inc. (b). . . .    1,400       17,150
USF Corp.. . . . . . . . . . . . . . . .    7,160      244,800
Werner Enterprises, Inc. . . . . . . . .    4,000       77,960
Yellow Roadway Corp. (b) . . . . . . . .  195,892    7,085,407
                                                   -----------
                                                    20,863,259
                                                   -----------

TRAVEL SERVICES (0.4%)
Navigant International, Inc. (b) . . . .    3,200       44,320
Orbitz, Inc. (b) . . . . . . . . . . . .   44,900    1,041,680
Sabre Holdings, Inc. . . . . . . . . . .  104,800    2,262,632
                                                   -----------
                                                     3,348,632
                                                   -----------

UTILITIES (3.3%)
Allegheny Energy, Inc. (b) . . . . . . .    2,400       30,624
American States Water Co.. . . . . . . .   69,352    1,733,800
Atmos Energy Corp. . . . . . . . . . . .    1,800       43,740
Avista Corp. . . . . . . . . . . . . . .    4,400       79,728
Black Hills Corp.. . . . . . . . . . . .   63,620    1,897,785
California Water Service Group . . . . .    1,100       30,140
CH Energy Group, Inc.. . . . . . . . . .    2,200      103,180
Charter Communications, Inc. (b) . . . .   17,000       68,340
Cincinnati Bell, Inc. (b). . . . . . . .   21,000      106,050
CMS Energy Corp. (b) . . . . . . . . . .   20,200      172,104
Commonwealth Telephone
Enterprises, Inc. (b). . . . . . . . . .    1,000       37,750
CT Communications, Inc.. . . . . . . . .      100        1,350
Duquesne Light Holdings. . . . . . . . .  190,500    3,493,770
Insight Communications Co., Inc. (b) . .    3,900       40,209
Nextel Partners, Inc. (b). . . . . . . .  132,800    1,786,160
NSTAR. . . . . . . . . . . . . . . . . .   56,000    2,716,000
NUI Corp.. . . . . . . . . . . . . . . .    1,900       30,628
PNM Resource, Inc. . . . . . . . . . . .    5,100      143,310
Questar Corp.. . . . . . . . . . . . . .  107,200    3,768,080
Sierra Pacific Resources (b) . . . . . .   26,200      192,308
SJW Corp.. . . . . . . . . . . . . . . .      100        8,925
Southern Union Co. (b) . . . . . . . . .    9,700      178,480
Southwest Gas Corp.. . . . . . . . . . .    3,300       74,085
Southwestern Energy Co. (b). . . . . . .   13,400      320,260
Time Warner Telecom, Inc. (b). . . . . .    4,800       48,624
Uil Holdings Corp. . . . . . . . . . . .    1,200       54,120
UniSource Energy Corp. . . . . . . . . .    9,200      226,872
Westar Energy, Inc.. . . . . . . . . . .    7,600      153,900
Western Gas Resources, Inc.. . . . . . .   90,200    4,261,950
Wisconsin Energy Corp. . . . . . . . . .  129,900    4,345,155
                                                   -----------
                                                    26,147,427
                                                   -----------

WASTE MANAGEMENT (1.1%)
Allied Waste Industries, Inc. (b). . . .      900       12,492
Casella Waste Systems, Inc., Class A (b)   84,400    1,155,436
Headwaters, Inc. (b) . . . . . . . . . .  173,800    3,409,956
Ionics, Inc. (b) . . . . . . . . . . . .   20,900      665,665
Waste Connections, Inc. (b). . . . . . .   92,500    3,493,725
                                                   -----------
                                                     8,737,274
                                                   -----------

SECURITY DESCRIPTION               SHARES        VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)

WIRE & CABLE PRODUCTS (0.0%)
Encore Wire Corp. (b) . . . . .        2,400  $     42,504
                                              ------------
WIRELESS EQUIPMENT (0.0%)
REMEC, Inc. (b) . . . . . . . .        3,200        26,912
                                              ------------
TOTAL COMMON STOCKS                            765,187,895
                                              ------------

WARRANTS (0.0%)

ELECTRICAL EQUIPMENT (0.0%)
Del Global Tech Corp. . . . . .           66            30
                                              ------------
TOTAL WARRANT                                           30
                                              ------------

SECURITY DESCRIPTION              PRINCIPAL       VALUE
----------------------------------------------------------

REPURCHASE AGREEMENTS (2.9%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $10,007,005
(Fully collateralized by
AA Rated Corporate Bonds) . . .  $10,006,510    10,006,510
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $12,908,543
(Fully collateralized by
U.S. Agency Securities) . . . .   12,907,905    12,907,905
                                              ------------
TOTAL REPURCHASE AGREEMENTS                     22,914,415
                                              ------------

U.S. TREASURY NOTES (0.0%)
United States Treasury Note,
2.13%, 10/31/04 (c) . . . . . .       75,000        75,583
                                              ------------
TOTAL U.S. TREASURY NOTES                           75,583
                                              ------------

TOTAL INVESTMENTS
(COST $679,582,216) (A) - 99.8%                788,177,923

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.2%                            1,760,854
                                              ------------

NET ASSETS - 100.0%                           $789,938,777
                                              ============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.
ADR  American  Depositary  Receipt
IE   Ireland
UK   United  Kingdom

AT  DECEMBER  31,  2003,  THE  FUND'S  OPEN  FUTURES  CONTRACTS WERE AS FOLLOWS:

                                              MARKET
                                               VALUE       UNREALIZED
NUMBER OF  LONG                             COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS            EXPIRATION   CONTRACTS   (DEPRECIATION)
------------------------------------------------------------------------
3          Russell 2000 Future    03/19/04  $   835,800  $        42,336

See  notes  to  financial  statements.

69
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT SMALL CAP GROWTH FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                       SHARES      VALUE
---------------------------------------------------------------
COMMON STOCKS (90.1%)

ADVERTISING SERVICES (1.5%)
Getty Images, Inc. (b) . . . . . . . . .    48,700  $ 2,441,331
                                                    -----------

AUDIO/VIDEO PRODUCTS (0.6%)
Harman International Industries, Inc.. .    14,400    1,065,312
                                                    -----------

AUTO PARTS & EQUIPMENT (3.9%)
Gentex Corp. . . . . . . . . . . . . . .    69,400    3,064,704
LKQ Corp. (b). . . . . . . . . . . . . .    42,806      768,368
O'Reilly Automotive, Inc. (b). . . . . .    71,000    2,723,560
                                                    -----------
                                                      6,556,632
                                                    -----------

BROADCAST MEDIA (1.1%)
Gray Television, Inc.. . . . . . . . . .    53,100      802,872
Radio One, Inc. (b). . . . . . . . . . .    54,600    1,053,780
                                                    -----------
                                                      1,856,652
                                                    -----------

CASINOS & GAMBLING (1.3%)
Alliance Gaming Corp. (b). . . . . . . .    33,100      815,915
Station Casinos, Inc.. . . . . . . . . .    43,200    1,323,216
                                                    -----------
                                                      2,139,131
                                                    -----------

CHEMICALS (1.4%)
Cabot Microelectronics Corp. (b) . . . .    27,600    1,352,400
Minerals Technologies, Inc.. . . . . . .    15,800      936,150
                                                    -----------
                                                      2,288,550
                                                    -----------

COMMERCIAL BANKS - WESTERN U.S (1.3%)
Cathay Bancorp, Inc. . . . . . . . . . .    18,500    1,030,080
Glacier Bancorp, Inc.. . . . . . . . . .    33,660    1,090,584
                                                    -----------
                                                      2,120,664
                                                    -----------

COMPUTER SOFTWARE & SERVICES (6.7%)
Advanced Digital Information Corp. (b) .    47,100      659,400
Altiris, Inc. (b). . . . . . . . . . . .    33,400    1,218,432
CACI International, Inc., Class A (b). .    23,700    1,152,294
Cerner Corp. (b) . . . . . . . . . . . .    58,700    2,221,795
Concord Communications, Inc. (b) . . . .    49,900      996,503
EPIQ Systems, Inc. (b) . . . . . . . . .    77,050    1,319,867
MemberWorks, Inc. (b). . . . . . . . . .    44,500    1,209,065
NetScreen Technologies, Inc. (b) . . . .    32,300      799,425
Quest Software, Inc. (b) . . . . . . . .    54,200      769,640
Secure Computing Corp. (b) . . . . . . .    56,200    1,006,542
                                                    -----------
                                                     11,352,963
                                                    -----------

CONSULTING SERVICES (3.6%)
Charles River Associates, Inc. (b) . . .    32,900    1,052,471
FTI Consulting, Inc. (b) . . . . . . . .   116,500    2,722,605
MAXIMUS, Inc. (b). . . . . . . . . . . .    59,000    2,308,670
                                                    -----------
                                                      6,083,746
                                                    -----------

CONSUMER PRODUCTS (0.6%)
Central Garden & Pet Co. (b) . . . . . .    38,200    1,070,746
                                                    -----------

DATA PROCESSING (0.4%)
FileNET Corp. (b). . . . . . . . . . . .    24,200      655,336
                                                    -----------

DIAGNOSTIC EQUIPMENT (1.1%)
Gen-Probe, Inc. (b). . . . . . . . . . .    23,300      849,751
Quidel Corp. (b) . . . . . . . . . . . .    94,400    1,021,408
                                                    -----------
                                                      1,871,159
                                                    -----------

DIVERSIFIED MANUFACTURING OPERATIONS (0.5%)
Actuant Corp. (b). . . . . . . . . . . .    25,100      908,620
                                                    -----------

EDUCATION (1.7%)
ITT Educational Services, Inc. (b) . . .    46,700    2,193,499
Sylvan Learning Systems, Inc. (b). . . .    23,200      667,928
                                                    -----------
                                                      2,861,427
                                                    -----------

ELECTRONICS (3.0%)
Cree, Inc. (b) . . . . . . . . . . . . .   160,300    2,835,707
Photon Dynamics, Inc. (b). . . . . . . .    35,100    1,412,424
TTM Technologies, Inc. (b) . . . . . . .    40,800      688,704
                                                    -----------
                                                      4,936,835
                                                    -----------

ENTERPRISE SOFTWARE/SERVICES (1.0%)
Ascential Software Corp. (b) . . . . . .    33,600      871,248
Sybase, Inc. (b) . . . . . . . . . . . .    36,000      740,880
                                                    -----------
                                                      1,612,128
                                                    -----------

ENTERTAINMENT SOFTWARE (1.0%)
Take-Two Interactive Software, Inc. (b).    57,060    1,643,899
                                                    -----------

ENVIRONMENTAL (0.5%)
Stericycle, Inc. (b) . . . . . . . . . .    18,200      849,940
                                                    -----------

FINANCIAL (3.1%)
Chicago Mercantile Exchange. . . . . . .    21,409    1,549,155
Financial Federal Corp. (b). . . . . . .    71,000    2,169,050
Jefferies Group, Inc.. . . . . . . . . .    43,500    1,436,370
                                                    -----------
                                                      5,154,575
                                                    -----------

FINANCIAL SERVICES (3.0%)
FactSet Research Systems, Inc. . . . . .    45,900    1,753,839
The Corporate Executive Board Co. (b). .    68,100    3,178,227
                                                    -----------
                                                      4,932,066
                                                    -----------

FOOD & BEVERAGE (2.8%)
American Italian Pasta Co. (b) . . . . .    61,400    2,572,660
Krispy Kreme Doughnuts, Inc. (b) . . . .    17,600      644,160
Robert Mondavi Corp. (The) (b) . . . . .    39,500    1,534,180
                                                    -----------
                                                      4,751,000
                                                    -----------

HEALTHCARE SERVICES (13.2%)
American Healthways, Inc. (b). . . . . .   124,800    2,978,976
AmSurg Corp. (b) . . . . . . . . . . . .    74,800    2,834,172
Cholestech Corp. (b) . . . . . . . . . .     6,175       47,115
Covance, Inc. (b). . . . . . . . . . . .    26,200      702,160
Dendrite International, Inc. (b) . . . .   174,800    2,739,116
Odyssey Healthcare, Inc. (b) . . . . . .   118,000    3,452,680
Omnicare, Inc. . . . . . . . . . . . . .    79,100    3,194,849
ResMed, Inc. (b) . . . . . . . . . . . .    24,600    1,021,884
SurModics, Inc. (b). . . . . . . . . . .    31,700      757,630
VISX, Inc. (b) . . . . . . . . . . . . .    98,500    2,280,275
Wilson Greatbatch Technologies, Inc. (b)    51,120    2,160,842
                                                    -----------
                                                     22,169,699
                                                    -----------

HOTELS & MOTELS (0.5%)
Fairmont Hotels & Resorts, Inc.
ADR - CA . . . . . . . . . . . . . . . .    29,700      806,058
                                                    -----------

HUMAN RESOURCES (0.5%)
Resources Connection, Inc. (b) . . . . .    33,100      903,961
                                                    -----------

INSTRUMENTS - SCIENTIFIC (0.6%)
Varian, Inc. (b) . . . . . . . . . . . .    22,400      934,752
                                                    -----------

INSURANCE (0.5%)
ProAssurance Corp. (b) . . . . . . . . .    24,200      778,030
                                                    -----------

70
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                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT SMALL CAP GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       SHARES      VALUE
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)

INTERNET (5.4%)
Ask Jeeves, Inc. (b). . . . . . . . . . .   35,800  $    648,696
Checkfree Corp. (b) . . . . . . . . . . .   99,306     2,745,811
F5 Networks, Inc. (b) . . . . . . . . . .   27,800       697,780
Netease.com, Inc. ADR - KY (b). . . . . .   29,900     1,103,310
RADWARE Ltd. (b). . . . . . . . . . . . .   35,800       975,550
SINA Corp. (b). . . . . . . . . . . . . .   31,100     1,049,625
Sohu.com, Inc. (b). . . . . . . . . . . .   59,800     1,794,598
                                                    ------------
                                                       9,015,370
                                                    ------------

MACHINERY (0.4%)
Graco, Inc. . . . . . . . . . . . . . . .   16,500       661,650
                                                    ------------

MACHINERY, EQUIPMENT & SUPPLIES (0.7%)
Zebra Technologies Corp., Class A (b) . .   16,700     1,108,379
                                                    ------------

MEDICAL (3.3%)
Advanced Neuromodulation
Systems, Inc. (b) . . . . . . . . . . . .   31,450     1,446,071
Angiotech Pharmaceuticals, Inc. (b) . . .   20,000       920,000
Martek Biosciences Corp. (b). . . . . . .   20,100     1,305,897
Techne Corp. (b). . . . . . . . . . . . .   31,600     1,193,848
United Surgical Partners
International, Inc. (b) . . . . . . . . .   19,600       656,208
                                                    ------------
                                                       5,522,024
                                                    ------------

MEDICAL PRODUCTS (1.8%)
INAMED Corp. (b). . . . . . . . . . . . .   11,100       533,466
Merit Medical Systems, Inc. (b) . . . . .   34,867       776,139
ThermoGenesis Corp. (b) . . . . . . . . .  113,900       590,002
Wright Medical Group, Inc. (b). . . . . .   36,000     1,095,840
                                                    ------------
                                                       2,995,447
                                                    ------------

METALS (0.4%)
Century Aluminum Co. (b). . . . . . . . .   31,900       606,419
                                                    ------------

METALWORKING & REPAIR (WHOLESALE INDUSTRIAL MACHINERY) (2.1%)
MSC Industrial Direct Co., Inc. . . . . .  125,000     3,437,500
                                                    ------------

MINING (0.4%)
Meridian Gold, Inc. (b) . . . . . . . . .   44,100       644,301
                                                    ------------

MULTIMEDIA (1.1%)
Journal Communications, Inc., Class A . .   99,700     1,847,441
                                                    ------------

NETWORKING PRODUCTS (0.6%)
Foundry Networks, Inc. (b). . . . . . . .   36,000       984,960
                                                    ------------

OIL & GAS (3.0%)
Energy Partners Ltd. (b). . . . . . . . .   49,800       692,220
Newfield Exploration Co. (b). . . . . . .   54,100     2,409,614
Patina Oil & Gas Corp.. . . . . . . . . .   20,100       984,699
Ultra Petroleum Corp. (b) . . . . . . . .   37,700       928,174
                                                    ------------
                                                       5,014,707
                                                    ------------

PHARMACEUTICALS (1.6%)
MGI Pharma, Inc. (b). . . . . . . . . . .   23,400       962,910
Neurocrine Biosciences, Inc. (b). . . . .   16,500       899,910
Pharmaceutical Resources, Inc. (b). . . .   12,700       827,405
                                                    ------------
                                                       2,690,225
                                                    ------------

RESORTS & THEME PARKS (1.4%)
Vail Resorts, Inc. (b). . . . . . . . . .  132,700     2,255,900
                                                    ------------

RETAIL (2.7%)
Bombay Co., Inc. (The) (b). . . . . . . .   93,000       757,020
Cost Plus, Inc. (b) . . . . . . . . . . .   22,700       930,700
Fred's, Inc.. . . . . . . . . . . . . . .   22,100       684,658
Hot Topic, Inc. (b) . . . . . . . . . . .   35,100     1,034,046
Tractor Supply Co. (b). . . . . . . . . .   27,900     1,085,031
                                                    ------------
                                                       4,491,455
                                                    ------------

SEMICONDUCTORS (4.1%)
Integrated Circuit Systems, Inc. (b). . .   29,600       843,304
LTX Corp. (b) . . . . . . . . . . . . . .   55,100       828,153
Microsemi Corp. (b) . . . . . . . . . . .   35,700       877,506
Omnivision Technologies, Inc. (b) . . . .   15,500       856,375
Power Integrations, Inc. (b). . . . . . .   27,100       906,766
Semtech Corp. (b) . . . . . . . . . . . .   42,100       956,933
Sigmatel, Inc. (b). . . . . . . . . . . .   26,921       664,410
Varian Semiconductor Equipment
Associates, Inc. (b). . . . . . . . . . .   20,000       873,800
                                                    ------------
                                                       6,807,247
                                                    ------------

TELECOMMUNICATIONS (1.5%)
Sonus Networks, Inc. (b). . . . . . . . .   82,400       622,944
Tekelec (b) . . . . . . . . . . . . . . .  117,100     1,820,905
                                                    ------------
                                                       2,443,849
                                                    ------------

THERAPEUTICS (0.4%)
Connetics Corp. (b) . . . . . . . . . . .   40,600       737,296
                                                    ------------

TRANSPORTATION (3.1%)
J.B. Hunt Transport Services, Inc. (b). .   71,800     1,939,318
Kansas City Southern Industries, Inc. (b)  102,000     1,460,640
Old Dominion Freight Line, Inc. (b) . . .   30,950     1,054,776
UTI Worldwide, Inc. ADR - VG. . . . . . .   20,400       773,772
                                                    ------------
                                                       5,228,506
                                                    ------------

VETERINARY DIAGNOSTICS (0.7%)
VCA Antech, Inc. (b). . . . . . . . . . .   36,200     1,121,476
                                                    ------------
TOTAL COMMON STOCKS                                  150,359,364
                                                    ------------

71
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                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT SMALL CAP GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                   PRINCIPAL       VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS (10.9%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $7,939,394
(Fully collateralized by
AA Rated Corporate Bonds). . . . . .  $ 7,939,001  $  7,939,001
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $10,241,428
(Fully collateralized by
U.S. Agency Securities). . . . . . .   10,240,922    10,240,922
                                                    ------------
TOTAL REPURCHASE AGREEMENTS                          18,179,923
                                                    ------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (26.0%)

GUARANTEED INSURANCE CONTRACT (1.1%)
General Electric Life and Annuity,
1.24%, 03/31/04 (c). . . . . . . . .    1,800,000     1,800,000
                                                    ------------
MEDIUM-TERM NOTES (5.7%)
Halogen Funding, 1.18%, 01/07/04 . .    4,000,000     4,000,000
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (c). . . . . . . . .    1,600,038     1,600,038
Tulip Funding, 1.15%, 01/02/04 . . .    3,996,295     3,996,295
                                                    ------------
TOTAL MEDIUM-TERM NOTES                               9,596,333
                                                    ------------

TIME DEPOSIT (1.8%)
Deutsche Post Luxembourg,
1.13%, 01/20/04. . . . . . . . . . .    3,000,000     3,000,000
                                                    ------------

YANKEE CERTIFICATE OF DEPOSIT (1.0%)
Banco Bilbao Viz Argentaria,
N.Y., 1.18%, 03/23/05 (c). . . . . .    1,659,764     1,659,764
                                                    ------------

REPURCHASE AGREEMENT (16.4%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $27,283,615
(Fully collateralized by
U.S. Agency Securities). . . . . . .   27,282,024    27,282,024
                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                      43,338,121
                                                    ------------

TOTAL INVESTMENTS
(COST $182,399,251) (A) - 127.0%                    211,877,408

LIABILITIES IN EXCESS
OF OTHER ASSETS - (27.0)%                           (45,079,912)
                                                    ------------

NET ASSETS - 100.0%                                $166,797,496
                                                   =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
ADR  American  Depositary  Receipt
CA  Canada
KY  Cayman  Island
VG  British  Virgin  Islands
See  notes  to  financial  statements.

72
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                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT WORLDWIDE LEADERS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                     SHARES      VALUE
-------------------------------------------------------------
COMMON STOCKS (98.2%)

AUSTRALIA (5.9%)

DIVERSIFIED OPERATIONS (2.9%)
Brambles Industries Ltd.. . . . . . . .  247,000  $   982,619
                                                  -----------

MULTI-MEDIA (3.0%)
News Corp. Ltd. (The) ADR . . . . . . .   27,600      996,360
                                                  -----------
                                                    1,978,979
                                                  -----------

CANADA (4.1%)

TRANSPORTATION (4.1%)
Canadian National Railway Co. . . . . .   21,600    1,370,633
                                                  -----------

FINLAND (1.9%)

OIL & GAS (1.9%)
Fortum Oyj. . . . . . . . . . . . . . .   62,400      643,834
                                                  -----------

FRANCE (3.0%)

FINANCIAL SERVICES (3.0%)
Credit Agricole S.A.. . . . . . . . . .   42,400    1,012,400
                                                  -----------

HONG KONG (3.6%)

BANKING (1.8%)
BOC Hong Kong Holdings Ltd. . . . . . .  317,000      596,141
                                                  -----------

INSURANCE (1.8%)
China Life Insurance Co. Ltd. . . . . .  757,000      619,165
                                                  -----------
                                                    1,215,306
                                                  -----------

ITALY (3.3%)

OIL & GAS (3.3%)
ENI SpA . . . . . . . . . . . . . . . .   57,700    1,088,788
                                                  -----------

JAPAN (16.3%)

AUTOMOTIVE (3.9%)
Nissan Motor Co. Ltd. . . . . . . . . .  115,300    1,316,854
                                                  -----------

BROKERAGE SERVICES (2.2%)
Matsui Securities Co. Ltd.. . . . . . .   32,500      741,462
                                                  -----------

ELECTRONICS (4.4%)
Mitsubishi Electric Corp. . . . . . . .  162,000      672,670
Yokogawa Electric Corp. . . . . . . . .   53,000      765,550
                                                  -----------
                                                    1,438,220
                                                  -----------

FINANCIAL SERVICES (3.8%)
Mitsubishi Tokyo Financial Group, Inc..      104      811,272
UFJ Holdings, Inc.. . . . . . . . . . .       98      470,934
                                                  -----------
                                                    1,282,206
                                                  -----------

REAL ESTATE (2.0%)
Mitsui Fudosan Co. Ltd. . . . . . . . .   75,000      677,428
                                                  -----------
                                                    5,456,170
                                                  -----------

KOREA (2.4%)

ELECTRONICS (2.4%)
Samsung Electronics Co. Ltd.. . . . . .    2,130      806,236
                                                  -----------

SWITZERLAND (6.6%)

BANKING (4.0%)
Credit Suisse Group . . . . . . . . . .   36,500    1,335,456
                                                  -----------

PHARMACEUTICALS (2.6%)
Novartis AG . . . . . . . . . . . . . .   19,300      876,244
                                                  -----------
                                                    2,211,700
                                                  -----------

UNITED KINGDOM (10.8%)

INSURANCE (1.3%)
Royal & Sun Alliance Insurance
Group PLC . . . . . . . . . . . . . . .  275,462      435,177
                                                  -----------

MANUFACTURING (0.8%)
Invensys PLC. . . . . . . . . . . . . .  795,000      259,729
                                                  -----------

OIL & GAS (4.2%)
BP PLC. . . . . . . . . . . . . . . . .  171,200    1,388,326
                                                  -----------

TELECOMMUNICATIONS (2.5%)
Vodafone Group PLC. . . . . . . . . . .  336,000      833,065
                                                  -----------

TELEVISION (2.0%)
Granada PLC . . . . . . . . . . . . . .  312,700      682,932
                                                  -----------
                                                    3,599,229
                                                  -----------

UNITED STATES (40.3%)

AIRLINES (2.0%)
Delta Air Lines, Inc. . . . . . . . . .   56,000      661,360
                                                  -----------

AUTOMOTIVE (2.1%)
Lear Corp.. . . . . . . . . . . . . . .   11,200      686,896
                                                  -----------

COMPUTER SOFTWARE & SERVICES (2.4%)
Automatic Data Processing, Inc. . . . .   20,600      815,966
                                                  -----------

ELECTRONICS (2.5%)
Intel Corp. . . . . . . . . . . . . . .   25,900      833,980
                                                  -----------

FINANCE SERVICES (5.3%)
Goldman Sachs Group, Inc. . . . . . . .   18,000    1,777,140
                                                  -----------

INDUSTRIAL SERVICES (5.6%)
Air Products and Chemicals, Inc.. . . .   12,300      649,809
Rockwell Automation, Inc. . . . . . . .   34,800    1,238,880
                                                  -----------
                                                    1,888,689
                                                  -----------

MANUFACTURING (7.9%)
General Electric Co.. . . . . . . . . .   56,800    1,759,664
Tyco International Ltd. . . . . . . . .   33,200      879,800
                                                  -----------
                                                    2,639,464
                                                  -----------

OIL & GAS (3.0%)
Apache Corp.. . . . . . . . . . . . . .   12,400    1,005,640
                                                  -----------

PHARMACEUTICALS (2.0%)
Pfizer, Inc.. . . . . . . . . . . . . .   18,800      664,204
                                                  -----------

RETAIL (3.2%)
Gap, Inc. (The) . . . . . . . . . . . .   45,800    1,063,018
                                                  -----------

TELEVISION (1.5%)
Hughes Electronics Corp. (b). . . . . .   30,600      506,430
                                                  -----------

TRAVEL SERVICES (2.8%)
Royal Caribbean Cruises Ltd.. . . . . .   26,900      935,851
                                                  -----------
                                                   13,478,638
                                                  -----------
TOTAL COMMON STOCKS                                32,861,913
                                                  -----------

73
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                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT WORLDWIDE LEADERS FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION             PRINCIPAL      VALUE
---------------------------------------------------------
REPURCHASE AGREEMENTS (4.6%)

CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
Repurchase price $675,359
(Fully collateralized by
AA Rated Corporate Bonds) . . .  $  675,326  $   675,326
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
Repurchase price $871,181
(Fully collateralized by
U.S. Agency Securities) . . . .     871,138      871,138
                                             ------------
TOTAL REPURCHASE AGREEMENTS                    1,546,464
                                             ------------

TOTAL INVESTMENTS
(COST $31,141,652) (A) - 102.8%               34,408,377

LIABILITIES IN EXCESS
OF OTHER ASSETS - (2.8)%                        (931,806)
                                             ------------

NET ASSETS - 100.0%                          $33,476,571
                                             ============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security
ADR  American  Depositary  Receipt

AT  DECEMBER  31,  2003,  THE  FUND'S  OPEN  FORWARD  CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                        UNREALIZED
                                                          MARKET
                       DELIVERY  CONTRACT              APPRECIATION
CURRENCY                 DATE      VALUE     VALUE    (DEPRECIATION)
--------------------------------------------------------------------
SHORT CONTRACTS:
Australia Dollar       01/05/04  $107,194   $108,138          $(944)
Hong Kong Dollar       01/05/04   312,519    312,561            (42)
                                 -----------------------------------
TOTAL SHORT CONTRACTS            $419,713   $420,699          $(986)
                                 ===================================
LONG CONTRACTS:
British Pound          01/05/04  $165,474   $166,483          $1,009
                                 -----------------------------------

See  notes  to  financial  statements.

74
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------
COMMON STOCKS (97.6%)

AEROSPACE & DEFENSE (0.3%)
Precision Castparts Corp.. . . . . . . .   27,500  $ 1,248,775
Sequa Corp. (b). . . . . . . . . . . . .    4,600      225,400
                                                   -----------
                                                     1,474,175
                                                   -----------

AGRICULTURAL PRODUCTS (0.1%)
Universal Corp.. . . . . . . . . . . . .   11,100      490,287
                                                   -----------

AIRLINES (0.3%)
Alaska Air Group, Inc. (b) . . . . . . .   11,900      324,751
Jetblue Airways Corp. (b). . . . . . . .   45,100    1,196,052
                                                   -----------
                                                     1,520,803
                                                   -----------

AMUSEMENT & RECREATION (0.4%)
Callaway Golf Co.. . . . . . . . . . . .   33,600      566,160
International Speedway Corp. . . . . . .   23,600    1,053,976
Six Flags, Inc. (b). . . . . . . . . . .   41,100      309,072
                                                   -----------
                                                     1,929,208
                                                   -----------

AUTO PARTS & EQUIPMENT (2.0%)
O'Reilly Automotive, Inc. (b). . . . . .   24,100      924,476
Arvinmeritor, Inc. . . . . . . . . . . .   30,425      733,851
Bandag, Inc. . . . . . . . . . . . . . .    8,600      354,320
BorgWarner Automotive, Inc.. . . . . . .   12,200    1,037,854
Carmax, Inc. (b) . . . . . . . . . . . .   46,000    1,422,780
Gentex Corp. . . . . . . . . . . . . . .   34,100    1,505,856
Lear Corp. . . . . . . . . . . . . . . .   30,100    1,846,033
Modine Manufacturing Co. . . . . . . . .   15,200      410,096
Superior Industries International, Inc..   11,900      517,888
                                                   -----------
                                                     8,753,154
                                                   -----------

BANKS (9.1%)
Associated Banc Corp.. . . . . . . . . .   32,510    1,386,552
Astoria Financial Corp.. . . . . . . . .   35,300    1,313,160
Banknorth Group, Inc.. . . . . . . . . .   71,800    2,335,654
City National Corp.. . . . . . . . . . .   21,700    1,348,004
Colonial Bancgroup, Inc. . . . . . . . .   55,300      957,796
Compass Bancshares, Inc. . . . . . . . .   54,100    2,126,671
Cullen/Frost Bankers, Inc. . . . . . . .   23,000      933,110
FirstMerit Corp. . . . . . . . . . . . .   37,600    1,014,072
Greater Bay Bancorp. . . . . . . . . . .   23,300      663,584
GreenPoint Financial Corp. . . . . . . .   59,200    2,090,944
Hibernia Corp. . . . . . . . . . . . . .   68,900    1,619,839
Independence Community Bank Corp.. . . .   24,200      870,474
IndyMac Bancorp, Inc.. . . . . . . . . .   24,700      735,813
M&T Bank Corp. . . . . . . . . . . . . .   53,300    5,239,390
Mercantile Bankshare Corp. . . . . . . .   35,400    1,613,532
National Commerce Financial Co.. . . . .   91,090    2,484,935
New York Community Bancorp, Inc. . . . .   85,541    3,254,835
Provident Financial Group. . . . . . . .   21,700      693,315
Silicon Valley Bancshares (b). . . . . .   15,400      555,478
Sovereign Bancorp, Inc.. . . . . . . . .  129,900    3,085,125
TCF Financial Corp.. . . . . . . . . . .   31,500    1,617,525
Washington Federal, Inc. . . . . . . . .   31,000      880,400
Webster Financial Corp.. . . . . . . . .   20,300      930,958
West America Bancorp . . . . . . . . . .   14,500      720,650
Wilmington Trust Corp. . . . . . . . . .   29,300    1,054,800
                                                   -----------
                                                    39,526,616
                                                   -----------

BIOTECHNOLOGY (2.2%)
Gilead Sciences, Inc. (b). . . . . . . .   90,000    5,232,600
Millenium Pharmaceuticals, Inc. (b). . .  133,887    2,499,670
Protein Design Labs, Inc. (b). . . . . .   41,600      744,640
Valeant Pharmaceuticals International. .   36,900      928,035
Vertex Pharmaceuticals, Inc. (b) . . . .   34,500      352,935
                                                   -----------
                                                     9,757,880
                                                   -----------

BROADCASTING (0.8%)
Emmis Communications Corp. (b) . . . . .   24,300      657,315
Entercom Communications Corp. (b). . . .   22,800    1,207,488
Westwood One, Inc. (b) . . . . . . . . .   44,400    1,518,924
                                                   -----------
                                                     3,383,727
                                                   -----------

BUSINESS SERVICES (2.6%)
Acxiom Corp. (b) . . . . . . . . . . . .   37,700      700,089
Catalina Marketing Corp. (b) . . . . . .   23,700      477,792
Ceridian Corp. (b) . . . . . . . . . . .   66,400    1,390,416
CheckFree Corp. (b). . . . . . . . . . .   35,400      978,810
CSG Systems International, Inc. (b). . .   23,300      291,017
DST Systems, Inc. (b). . . . . . . . . .   37,100    1,549,296
Fair Issac Corp. . . . . . . . . . . . .   21,400    1,052,024
Gartner Group, Inc. (b). . . . . . . . .   57,400      649,194
Harte-Hanks, Inc.. . . . . . . . . . . .   38,850      844,988
Kelly Services, Inc. . . . . . . . . . .   15,400      439,516
Korn/Ferry International (b) . . . . . .   16,700      222,778
Manpower, Inc. . . . . . . . . . . . . .   34,600    1,628,968
MPS Group, Inc. (b). . . . . . . . . . .   46,400      433,840
The BISYS Group, Inc. (b). . . . . . . .   52,500      781,200
                                                   -----------
                                                    11,439,928
                                                   -----------

CHEMICALS (2.2%)
Airgas, Inc. . . . . . . . . . . . . . .   32,800      704,544
Albemarle Corp.. . . . . . . . . . . . .   18,300      548,451
Cabot Corp.. . . . . . . . . . . . . . .   27,400      872,416
Crompton Corp. . . . . . . . . . . . . .   49,400      354,198
Cytec Industries, Inc. (b) . . . . . . .   17,300      664,147
Ferro Corp.. . . . . . . . . . . . . . .   18,300      497,943
FMC Corp. (b). . . . . . . . . . . . . .   15,700      535,841
IMC Global, Inc. . . . . . . . . . . . .   51,100      507,423
Lubrizol Corp. . . . . . . . . . . . . .   22,900      744,708
Lyondell Chemical Co.. . . . . . . . . .   78,600    1,332,270
Minerals Technologies, Inc.. . . . . . .    9,100      539,175
Olin Corp. . . . . . . . . . . . . . . .   26,100      523,566
RPM, Inc.. . . . . . . . . . . . . . . .   51,400      846,044
Valspar Corp.. . . . . . . . . . . . . .   22,500    1,111,950
                                                   -----------
                                                     9,782,676
                                                   -----------

COMMUNICATION EQUIPMENT (2.2%)
Adtran, Inc. . . . . . . . . . . . . . .   35,200    1,091,200
Advanced Fiber Communications, Inc. (b).   38,600      777,790
Cincinnati Bell, Inc. (b). . . . . . . .  108,500      547,925
CommScope, Inc. (b). . . . . . . . . . .   26,300      429,479
Harris Corp. . . . . . . . . . . . . . .   29,600    1,123,320
L-3 Communications Holdings, Inc. (b). .   43,000    2,208,480
Plantronics, Inc. (b). . . . . . . . . .   19,700      643,205
Polycom, Inc. (b). . . . . . . . . . . .   44,100      860,832
Powerwave Technologies, Inc. (b) . . . .   28,000      214,200
Price Communications Corp. (b) . . . . .   24,000      329,520
Telephone & Data Systems, Inc. . . . . .   25,500    1,595,025
                                                   -----------
                                                     9,820,976
                                                   -----------

75
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                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)

COMPUTER HARDWARE (0.7%)
Keane, Inc. (b). . . . . . . . . . . . .   28,500  $   417,240
National Instruments Corp. . . . . . . .   23,100    1,050,357
Quantum Corp. (b). . . . . . . . . . . .   79,100      246,792
Storage Technology Corp. (b) . . . . . .   49,100    1,264,325
                                                   -----------
                                                     2,978,714
                                                   -----------

COMPUTER SOFTWARE & SERVICES (5.3%)
3COM Corp. (b) . . . . . . . . . . . . .  165,700    1,353,769
Activision, Inc. (b) . . . . . . . . . .   39,400      717,080
Advent Software, Inc. (b). . . . . . . .   14,600      254,478
Affiliated Computer Services, Inc. (b) .   58,300    3,175,018
Ascential Software Corp (b). . . . . . .   26,425      685,200
Avocent Corp. (b). . . . . . . . . . . .   20,800      759,616
Cadence Design Systems, Inc. (b) . . . .  116,900    2,101,862
CDW Corp.. . . . . . . . . . . . . . . .   37,000    2,137,120
Henry (Jack) & Associates, Inc.. . . . .   39,600      814,968
Internet Security, Inc. (b). . . . . . .   22,100      416,143
Investment Technology Group, Inc. (b). .   20,800      335,920
Macromedia, Inc. (b) . . . . . . . . . .   27,800      495,952
Macrovision Corp. (b). . . . . . . . . .   21,700      490,203
McData Corp. (b) . . . . . . . . . . . .   51,300      488,889
Mentor Graphics Corp. (b). . . . . . . .   30,300      440,562
Network Associates, Inc. (b) . . . . . .   71,700    1,078,368
Retek, Inc. (b). . . . . . . . . . . . .   24,300      225,504
RSA Security, Inc. (b) . . . . . . . . .   26,700      379,140
SanDisk Corp. (b). . . . . . . . . . . .   35,200    2,152,128
Sybase, Inc. (b) . . . . . . . . . . . .   43,000      884,940
Synopsys, Inc. (b) . . . . . . . . . . .   69,000    2,329,440
The Titan Corp. (b). . . . . . . . . . .   36,200      789,522
Transaction Systems Architects, Inc. (b)   15,800      357,554
Wind River Systems, Inc. (b) . . . . . .   37,400      327,624
                                                   -----------
                                                    23,191,000
                                                   -----------

CONSTRUCTION (2.7%)
D.R. Horton, Inc.. . . . . . . . . . . .   69,800    3,019,548
Dycom Industries, Inc. (b) . . . . . . .   21,400      573,948
Granite Construction, Inc. . . . . . . .   18,450      433,391
Hovnanian Enterprises, Class A (b) . . .   13,300    1,157,898
Jacobs Engineering Group, Inc. (b) . . .   24,600    1,181,046
Lennar Corp. . . . . . . . . . . . . . .   35,040    3,363,840
Martin Marietta Materials, Inc.. . . . .   21,700    1,019,249
Toll Brothers, Inc. (b). . . . . . . . .   32,500    1,292,200
                                                   -----------
                                                    12,041,120
                                                   -----------

CONSUMER & COMMERCIAL SERVICES (2.2%)
Career Education Corp. (b) . . . . . . .   44,500    1,783,115
Corinthian Colleges, Inc. (b). . . . . .   19,700    1,094,532
DeVry, Inc. (b). . . . . . . . . . . . .   31,100      781,543
Dun & Bradstreet Corp. (b) . . . . . . .   32,300    1,637,933
Quanta Services, Inc. (b). . . . . . . .   51,800      378,140
Rent-A-Center, Inc. (b). . . . . . . . .   35,900    1,072,692
Rollins, Inc.. . . . . . . . . . . . . .   20,000      451,000
Sotheby's Holdings, Inc. (b) . . . . . .   27,400      374,284
Sylvan Learning Systems, Inc. (b). . . .   19,400      558,526
United Rentals, Inc. (b) . . . . . . . .   34,200      658,692
Viad Corp. . . . . . . . . . . . . . . .   39,300      982,500
                                                   -----------
                                                     9,772,957
                                                   -----------

CONSUMER PRODUCTS (2.6%)
Blyth Industries, Inc. . . . . . . . . .   20,200      650,844
Choicepoint, Inc. (b). . . . . . . . . .   38,833    1,479,149
Church & Dwight, Inc.. . . . . . . . . .   18,000      712,800
Dial Corp. . . . . . . . . . . . . . . .   42,800    1,218,516
Education Management Corp. (b) . . . . .   32,200      999,488
Energizer Holdings, Inc. (b) . . . . . .   37,600    1,412,256
Furniture Brands International, Inc. . .   24,800      727,384
Lancaster Colony Corp. . . . . . . . . .   15,900      718,044
Mohawk Industries Co. (b). . . . . . . .   29,500    2,080,930
Scotts Co. (The), Class A (b). . . . . .   14,300      845,988
Timberland Co., Class A (b). . . . . . .   15,600      812,292
                                                   -----------
                                                    11,657,691
                                                   -----------

CONTAINERS & PACKAGING (0.5%)
Packaging Corp. of America . . . . . . .   46,800    1,023,048
Sonoco Products Co.. . . . . . . . . . .   43,100    1,061,122
                                                   -----------
                                                     2,084,170
                                                   -----------

ELECTRONICS (5.5%)
Arrow Electronics, Inc. (b). . . . . . .   44,800    1,036,672
Atmel Corp. (b). . . . . . . . . . . . .  209,400    1,258,494
Avnet, Inc. (b). . . . . . . . . . . . .   53,200    1,152,312
Cabot Microelectronics Corp. (b) . . . .   10,982      538,118
Credence Systems Corp. (b) . . . . . . .   28,200      371,112
Cree, Inc. (b) . . . . . . . . . . . . .   33,000      583,770
Cypress Semiconductor Corp. (b). . . . .   53,400    1,140,624
Hubbell, Inc.. . . . . . . . . . . . . .   26,500    1,168,650
Integrated Device Technology, Inc. (b) .   46,600      800,122
International Rectifier Corp. (b). . . .   28,600    1,413,126
Intersil Corp. . . . . . . . . . . . . .   61,700    1,533,245
Kemet Corp. (b). . . . . . . . . . . . .   38,400      525,696
Lam Research Corp. (b) . . . . . . . . .   58,000    1,873,400
Lattice Semiconductor Corp. (b). . . . .   50,100      484,968
LTX Corp. (b). . . . . . . . . . . . . .   23,300      350,199
Micrel, Inc. (b) . . . . . . . . . . . .   40,900      637,222
Microchip Technology, Inc. . . . . . . .   92,100    3,072,456
Newport Corp. (b). . . . . . . . . . . .   17,300      285,969
Plexus Corp. (b) . . . . . . . . . . . .   18,900      324,513
RF Micro Devices, Inc. (b) . . . . . . .   82,400      828,120
Semtech Corp. (b). . . . . . . . . . . .   32,800      745,544
SPX Corp. (b). . . . . . . . . . . . . .   33,800    1,987,778
TriQuint Semiconductor, Inc. (b) . . . .   59,591      421,308
Vishay Intertechnology, Inc. (b) . . . .   71,250    1,631,625
                                                   -----------
                                                    24,165,043
                                                   -----------

FINANCIAL SERVICES (4.0%)
Americredit Corp. (b). . . . . . . . . .   69,500    1,107,135
Bank of Hawaii Corp. . . . . . . . . . .   24,800    1,046,560
Certegy, Inc.. . . . . . . . . . . . . .   28,800      944,640
Commerce Bancorp, Inc. . . . . . . . . .   33,700    1,775,316
E*TRADE Group, Inc. (b). . . . . . . . .  162,600    2,056,890
Eaton Vance Corp.. . . . . . . . . . . .   30,600    1,121,184
Edwards (A.G.), Inc. . . . . . . . . . .   34,900    1,264,427
Investors Financial Services Corp. . . .   29,000    1,113,890
Labranche & Co., Inc.. . . . . . . . . .   26,600      310,422
Legg Mason, Inc. . . . . . . . . . . . .   29,400    2,269,092
PMI Group, Inc.. . . . . . . . . . . . .   42,200    1,571,106
Raymond James Financial, Inc.. . . . . .   21,600      814,320
SEI Corp.. . . . . . . . . . . . . . . .   46,800    1,425,996
Waddell & Reed Financial, Inc. . . . . .   36,600      858,636
                                                   -----------
                                                    17,679,614
                                                   -----------

76
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                   SHARES      VALUE
-----------------------------------------------------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGE (3.4%)
Constellation Brands, Inc. (b). . . .   46,700  $ 1,537,831
Dean Foods Co. (b). . . . . . . . . .   69,333    2,278,977
Hormel Foods Corp.. . . . . . . . . .   61,500    1,587,315
Interstate Bakeries Corp. . . . . . .   19,900      283,177
Krispy Kreme Doughnuts, Inc. (b). . .   26,800      980,880
PepsiAmericas, Inc. . . . . . . . . .   64,100    1,097,392
Sensient Technologies Corp. . . . . .   20,700      409,239
Smithfield Foods, Inc. (b). . . . . .   49,200    1,018,440
Smucker (J.M.) Co.. . . . . . . . . .   22,267    1,008,472
Tootsie Roll Industries, Inc. . . . .   22,887      823,932
Tyson Foods, Inc. . . . . . . . . . .  155,681    2,061,216
Whole Foods Market, Inc. (b). . . . .   26,600    1,785,658
                                                -----------
                                                 14,872,529
                                                -----------

GAMING (1.0%)
Boyd Gaming Corp. . . . . . . . . . .   28,600      461,604
GTECH Holdings Corp.. . . . . . . . .   26,200    1,296,638
Mandalay Resort Group . . . . . . . .   27,300    1,220,856
Park Place Entertainment, Inc. (b). .  134,600    1,457,718
                                                -----------
                                                  4,436,816
                                                -----------

HEALTHCARE (9.6%)
AdvancePCS (b). . . . . . . . . . . .   41,300    2,174,858
Apogent Technologies, Inc. (b). . . .   40,200      926,208
Apria Healthcare Group, Inc. (b). . .   22,700      646,269
Barr Laboratories, Inc. (b) . . . . .   29,850    2,296,957
Beckman Coulter, Inc. . . . . . . . .   27,400    1,392,742
Charles River Laboratories
International, Inc. (b) . . . . . . .   20,300      696,899
Community Health Systems, Inc. (b). .   43,800    1,164,204
Covance, Inc. (b) . . . . . . . . . .   27,500      737,000
Coventry Health Care, Inc. (b). . . .   26,700    1,721,883
Cytyc Corp. (b) . . . . . . . . . . .   48,700      670,112
Dentsply International, Inc.. . . . .   35,200    1,589,984
Edwards Lifesciences Corp. (b). . . .   26,300      791,104
First Health Group Corp. (b). . . . .   41,900      815,374
Health Net, Inc. (b). . . . . . . . .   50,500    1,651,350
Henry Schein, Inc. (b). . . . . . . .   19,400    1,311,052
IVAX Corp. (b). . . . . . . . . . . .   87,225    2,082,933
LifePoint Hospitals, Inc. (b) . . . .   16,700      491,815
Lincare Holdings, Inc. (b). . . . . .   43,700    1,312,311
Mylan Laboratories, Inc.. . . . . . .  119,425    3,016,675
Omnicare, Inc.. . . . . . . . . . . .   45,500    1,837,745
Oxford Health Plans, Inc. (b) . . . .   36,000    1,566,000
PacifiCare Health Systems, Inc. (b) .   18,600    1,257,360
Patterson Dental Co. (b). . . . . . .   30,300    1,944,048
Perrigo Co. . . . . . . . . . . . . .   31,000      487,320
Pharmaceutical Resources, Inc. (b). .   15,100      983,765
Sepracor, Inc. (b). . . . . . . . . .   37,700      902,161
SICOR, Inc. (b) . . . . . . . . . . .   52,900    1,438,880
Steris Corp. (b). . . . . . . . . . .   30,800      696,080
Triad Hospitals, Inc. (b) . . . . . .   33,508    1,114,811
Universal Health Services, Inc. . . .   25,800    1,385,976
Varian Medical Systems, Inc. (b). . .   30,200    2,086,820
Visx, Inc. (b). . . . . . . . . . . .   21,500      497,725
                                                -----------
                                                 41,688,421
                                                -----------

HOTELS & LODGING (0.1%)
Extended Stay America, Inc. . . . . .   43,100      624,088
                                                -----------

INSURANCE (5.1%)
Allmerica Financial Corp. (b) . . . .   23,600      726,172
American Financial Group, Inc.. . . .   32,400      857,304
AmerUs Group Co.. . . . . . . . . . .   17,400      608,478
Brown & Brown, Inc. . . . . . . . . .   30,500      994,605
Everest Re Group Ltd. . . . . . . . .   24,700    2,089,620
Fidelity National Financial, Inc. . .   65,812    2,552,189
First American Financial Corp.. . . .   34,800    1,035,996
Gallagher (Arthur J.) & Co. . . . . .   40,000    1,299,600
HCC Insurance Holdings, Inc.. . . . .   28,300      899,940
Horace Mann Educators Corp. . . . . .   19,000      265,430
Leucadia National Corp. . . . . . . .   30,900    1,424,490
Mony Group, Inc. (b). . . . . . . . .   21,000      657,090
Ohio Casualty Corp. (b) . . . . . . .   27,100      470,456
Old Republic International Corp.. . .   80,550    2,042,748
Protective Life Corp. . . . . . . . .   30,600    1,035,504
Radian Group, Inc.. . . . . . . . . .   41,700    2,032,875
Stancorp Financial Group, Inc.. . . .   13,000      817,440
Unitrin, Inc. . . . . . . . . . . . .   30,000    1,242,300
W.R. Berkley Corp.. . . . . . . . . .   37,000    1,293,150
                                                -----------
                                                 22,345,387
                                                -----------

MACHINERY (0.7%)
AGCO Corp. (b). . . . . . . . . . . .   33,500      674,690
Graco, Inc. . . . . . . . . . . . . .   20,400      818,040
Tecumseh Products Co. . . . . . . . .    8,200      397,126
Zebra Technologies Corp., Class A (b)   21,000    1,393,770
                                                -----------
                                                  3,283,626
                                                -----------

MANUFACTURING (2.8%)
Ametek, Inc.. . . . . . . . . . . . .   14,800      714,248
Carlisle Cos., Inc. . . . . . . . . .   13,700      833,782
Diebold, Inc. . . . . . . . . . . . .   32,300    1,740,001
Donaldson Co., Inc. . . . . . . . . .   19,300    1,141,788
Federal Signal Corp.. . . . . . . . .   21,300      373,176
Flowserve Corp. (b) . . . . . . . . .   24,500      511,560
Harsco Corp.. . . . . . . . . . . . .   18,100      793,142
Hillenbrand Industry, Inc.. . . . . .   27,500    1,706,650
Nordson Corp. . . . . . . . . . . . .   15,100      521,403
Pentair, Inc. . . . . . . . . . . . .   21,900    1,000,830
Teleflex, Inc.. . . . . . . . . . . .   17,600      850,608
Trinity Industries, Inc.. . . . . . .   20,600      635,304
Varian, Inc. (b). . . . . . . . . . .   15,400      642,642
York International Corp.. . . . . . .   17,800      655,040
                                                -----------
                                                 12,120,174
                                                -----------

METALS (0.2%)
Carpenter Technology Corp.. . . . . .    9,900      292,743
Kennametal, Inc.. . . . . . . . . . .   16,000      636,000
                                                -----------
                                                    928,743
                                                -----------

MINING (0.4%)
Arch Coal, Inc. . . . . . . . . . . .   23,400      729,378
Peabody Energy Corp.. . . . . . . . .   24,100    1,005,211
                                                -----------
                                                  1,734,589
                                                -----------

OFFICE EQUIPMENT & SUPPLIES (0.6%)
HON Industries, Inc.. . . . . . . . .   25,900    1,121,988
Miller (Herman), Inc. . . . . . . . .   32,400      786,348
Reynolds & Reynolds Co. . . . . . . .   29,800      865,690
                                                -----------
                                                  2,774,026
                                                -----------

77
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                      SHARES     VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)

OIL & GAS (6.0%)
Cooper Cameron Corp. (b) . . . . . . . .  24,000  $ 1,118,400
ENSCO International, Inc.. . . . . . . .  66,600    1,809,522
FMC Technologies, Inc. (b) . . . . . . .  29,421      685,509
Forest Oil Corp. (b) . . . . . . . . . .  23,700      677,109
Grant Prideco, Inc. (b). . . . . . . . .  53,900      701,778
Hanover Compressor Co. (b) . . . . . . .  32,700      364,605
Helmerich & Payne, Inc.. . . . . . . . .  22,300      622,839
Murphy Oil Corp. . . . . . . . . . . . .  40,800    2,664,648
National-Oilwell, Inc. (b) . . . . . . .  37,800      845,208
Noble Energy, Inc. . . . . . . . . . . .  25,200    1,119,636
Patterson-UTI Energy, Inc. (b) . . . . .  35,900    1,181,828
Pioneer Natural Resources Co. (b). . . .  52,400    1,673,132
Pogo Producing Co. . . . . . . . . . . .  28,300    1,366,890
Pride International, Inc. (b). . . . . .  60,300    1,123,992
Smith International, Inc. (b). . . . . .  44,500    1,847,640
Tidewater, Inc.. . . . . . . . . . . . .  26,900      803,772
Valero Energy Corp.. . . . . . . . . . .  53,400    2,474,556
Varco International, Inc. (b). . . . . .  43,308      893,444
Weatherford International Ltd. (b) . . .  57,800    2,080,800
XTO Energy, Inc. . . . . . . . . . . . .  81,899    2,317,742
                                                  -----------
                                                   26,373,050
                                                  -----------

PAPER & FOREST PRODUCTS (0.8%)
Bowater, Inc.. . . . . . . . . . . . . .  24,600    1,139,226
Glatfelter (P.H.) & Co.. . . . . . . . .  19,400      241,530
Longview Fibre Co. . . . . . . . . . . .  22,700      280,345
Potlatch Corp. . . . . . . . . . . . . .  12,800      445,056
Rayonier, Inc. . . . . . . . . . . . . .  23,918      992,836
Wausau-Mosinee Paper Corp. . . . . . . .  22,900      309,608
                                                  -----------
                                                    3,408,601
                                                  -----------

PHOTOGRAPHY & IMAGING (0.1%)
Imation Corp.. . . . . . . . . . . . . .  15,800      555,370
                                                  -----------

PUBLISHING & PRINTING (2.0%)
Banta Corp.. . . . . . . . . . . . . . .  11,300      457,650
Belo (A.H.) Corp.. . . . . . . . . . . .  50,800    1,439,672
Lee Enterprises, Inc.. . . . . . . . . .  19,800      864,270
Media General, Inc.. . . . . . . . . . .  10,500      683,550
Readers Digest Association . . . . . . .  43,900      643,574
Scholastic Corp. (b) . . . . . . . . . .  17,500      595,700
Valassis Communications, Inc. (b). . . .  23,100      677,985
Washington Post Co.. . . . . . . . . . .   4,200    3,323,880
                                                  -----------
                                                    8,686,281
                                                  -----------

REAL ESTATE INVESTMENT TRUSTS (1.7%)
AMB Property Corp. . . . . . . . . . . .  36,300    1,193,544
Highwood Properties, Inc.. . . . . . . .  23,600      599,440
Hospitality Properties Trust . . . . . .  27,800    1,147,584
Liberty Property Trust . . . . . . . . .  35,600    1,384,840
Mack-Cali Realty Corp. . . . . . . . . .  25,900    1,077,958
New Plan Excel Realty Trust. . . . . . .  43,400    1,070,678
United Dominion Realty Trust, Inc. . . .  56,400    1,082,880
                                                  -----------
                                                    7,556,924
                                                  -----------

RESTAURANTS (1.6%)
Applebee's International, Inc. . . . . .  24,400      958,188
Bob Evans Farms, Inc.. . . . . . . . . .  15,500      503,130
Brinker International, Inc. (b). . . . .  43,000    1,425,880
CBRL Group, Inc. . . . . . . . . . . . .  22,000      841,720
Cheesecake Factory, Inc. (The) (b) . . .  23,000    1,012,690
Outback Steakhouse, Inc. . . . . . . . .  33,200    1,467,772
Ruby Tuesday, Inc. . . . . . . . . . . .  28,900      823,361
                                                  -----------
                                                    7,032,741
                                                  -----------

RETAIL (5.8%)
99 Cents Only Stores (b) . . . . . . . .  32,000      871,360
Abercrombie & Fitch Co. (b). . . . . . .  43,000    1,062,530
American Eagle Outfitters Ltd. (b) . . .  31,650      519,060
Barnes & Noble, Inc. (b) . . . . . . . .  29,600      972,360
BJ's Wholesale Club, Inc. (b). . . . . .  31,000      711,760
Borders Group, Inc. (b). . . . . . . . .  34,400      754,048
Chico's FAS, Inc. (b). . . . . . . . . .  38,700    1,429,965
Claire's Stores, Inc.. . . . . . . . . .  43,400      817,656
Coach, Inc. (b). . . . . . . . . . . . .  82,400    3,110,600
Copart, Inc. (b) . . . . . . . . . . . .  39,500      651,750
Dollar Tree Stores, Inc. (b) . . . . . .  51,150    1,537,569
Fastenal Co. . . . . . . . . . . . . . .  33,700    1,682,978
Longs Drug Stores Corp.. . . . . . . . .  16,600      410,684
Michael's Stores, Inc. . . . . . . . . .  29,800    1,317,160
Nieman Marcus Group, Inc. (b). . . . . .  21,700    1,164,639
Payless Shoesource, Inc. (b) . . . . . .  30,200      404,680
PETsMART, Inc. . . . . . . . . . . . . .  63,500    1,511,300
Pier 1 Imports, Inc. . . . . . . . . . .  39,500      863,470
Ross Stores, Inc.. . . . . . . . . . . .  68,200    1,802,526
Ruddick Corp.. . . . . . . . . . . . . .  20,600      368,740
Saks, Inc. (b) . . . . . . . . . . . . .  60,900      915,936
Tech Data Corp. (b). . . . . . . . . . .  25,200    1,000,188
Williams Sonoma, Inc. (b). . . . . . . .  51,900    1,804,563
                                                  -----------
                                                   25,685,522
                                                  -----------

SECURITY SERVICES (0.1%)
The Brinks Co. . . . . . . . . . . . . .  24,100      544,901
                                                  -----------

SEMICONDUCTORS (0.7%)
Fairchild Semiconductor
International, Inc. (b). . . . . . . . .  52,300    1,305,931
Integrated Circuit Systems, Inc. (b) . .  32,000      911,680
Silicon Laboratories, Inc. (b) . . . . .  22,100      955,162
                                                  -----------
                                                    3,172,773
                                                  -----------

SHIPPING & TRANSPORTATION (1.9%)
Alexander & Baldwin, Inc.. . . . . . . .  18,600      626,634
CNF Transportation, Inc. . . . . . . . .  22,100      749,190
EGL, Inc. (b). . . . . . . . . . . . . .  21,000      368,760
Expeditors International of
Washington, Inc. . . . . . . . . . . . .  46,600    1,754,956
GATX Corp. . . . . . . . . . . . . . . .  21,800      609,964
Hunt (J.B.) Transport Services, Inc. (b)  35,600      961,556
Overseas Shipholding Group, Inc. . . . .  15,800      537,990
Robinson (C.H.) Worldwide, Inc.. . . . .  37,500    1,421,625
Swift Transportation Co., Inc. (b) . . .  37,100      779,842
Werner Enterprises, Inc. . . . . . . . .  35,450      690,921
                                                  -----------
                                                    8,501,438
                                                  -----------

TEXTILES (0.0%)
Unifi, Inc. (b). . . . . . . . . . . . .  23,200      149,640
                                                  -----------

UTILITIES (6.7%)
AGL Resources, Inc.. . . . . . . . . . .  28,500      829,350
Allete, Inc. . . . . . . . . . . . . . .  38,600    1,181,160
Alliant Energy Corp. . . . . . . . . . .  49,200    1,225,080

78
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                   SHARES       VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)

UTILITIES (CONTINUED)
Aquila, Inc. (b). . . . . . . . . .      86,700  $    293,913
Black Hills Corp. . . . . . . . . .      14,300       426,569
DPL, Inc. . . . . . . . . . . . . .      56,200     1,173,456
Duquesne Light Holdings, Inc. . . .      33,500       614,390
Energy East Corp. . . . . . . . . .      64,900     1,453,760
Equitable Resources, Inc. . . . . .      27,700     1,188,884
Great Plains Energy, Inc. . . . . .      30,800       980,056
Hawaiian Electric Industries, Inc..      16,800       795,816
Idacorp, Inc. . . . . . . . . . . .      17,000       508,640
MDU Resources Group, Inc. . . . . .      50,300     1,197,643
National Fuel Gas Co. . . . . . . .      36,100       882,284
Northeast Utilities . . . . . . . .      59,500     1,200,115
Nstar . . . . . . . . . . . . . . .      23,600     1,144,600
Oklahoma Gas & Electric Co. . . . .      38,600       933,734
Oneok, Inc. . . . . . . . . . . . .      42,100       929,568
Pepco Holdings, Inc.. . . . . . . .      76,138     1,487,737
Philadelphia Suburban Corp. . . . .      41,100       908,310
PNM, Inc. . . . . . . . . . . . . .      17,900       502,990
Puget Energy, Inc.. . . . . . . . .      41,900       995,963
Questar Corp. . . . . . . . . . . .      36,900     1,297,035
Scana Corp. . . . . . . . . . . . .      49,200     1,685,100
Sierra Pacific Resources (b). . . .      52,100       382,414
Vectren Corp. . . . . . . . . . . .      33,600       828,240
Westar Energy, Inc. . . . . . . . .      32,200       652,050
Western Gas Resources, Inc. . . . .      14,800       699,300
WGL Holdings, Inc.. . . . . . . . .      21,600       600,264
Wisconsin Energy Corp.. . . . . . .      52,300     1,749,435
WPS Resources Corp. . . . . . . . .      16,100       744,303
                                                  -----------
                                                   29,492,159
                                                  -----------

WASTE DISPOSAL (0.6%)
Republic Services, Inc. . . . . . .      70,400     1,804,352
Stericycle, Inc. (b). . . . . . . .      18,700       873,290
                                                  -----------
                                                    2,677,642
                                                  -----------
TOTAL COMMON STOCKS                               430,095,180
                                                  -----------

SECURITY DESCRIPTION. . . . . . . .  PRINCIPAL   VALUE
-------------------------------------------------------------

U.S. TREASURY BILLS (0.1%)
0.86%, 03/18/04 (c) . . . . . . . .  $  600,000       598,907
                                                  -----------
TOTAL U.S. TREASURY BILLS                             598,907
                                                  -----------

REPURCHASE AGREEMENTS (2.3%)
CS First Boston, 0.89%,
dated 12/31/03, due 1/02/04,
repurchase price $4,369,039
(Fully collateralized by
AA Rated Corporate Bonds) . . . . .   4,368,823     4,368,823
Nomura Securities, 0.89%,
dated 12/31/03, due 1/02/04,
repurchase price $5,635,846
(Fully collateralized by
U.S. Agency Securities) . . . . . .   5,635,567     5,635,567
                                                  -----------
TOTAL REPURCHASE AGREEMENTS                        10,004,390
                                                  -----------

SECURITY DESCRIPTION                    PRINCIPAL       VALUE
------------------------------------------------------------------
SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (23.0%)

GUARANTEED INSURANCE CONTRACTS (4.1%)
General Electric  Life and Annuity,
1.24%, 03/31/04 (d) . . . . . . . . .  $ 3,000,000  $   3,000,000
Protective Life Insurance Company,
1.28%, 01/31/05 (d) . . . . . . . . .   15,000,000     15,000,000
                                                    --------------
TOTAL GUARANTEED INSURANCE CONTRACTS                   18,000,000
                                                    --------------

MEDIUM-TERM NOTES (1.8%)
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (d) . . . . . . . . .    2,700,065      2,700,065
Tulip Funding, 1.15%, 01/02/04. . . .    4,995,368      4,995,368
                                                    --------------
TOTAL MEDIUM-TERM NOTES                                 7,695,433
                                                    --------------

TIME DEPOSIT (1.1%)
Deutsche Post Luxembourg,
1.13%, 01/20/04 . . . . . . . . . . .    5,000,000      5,000,000
                                                    --------------

YANKEE CERTIFICATES OF DEPOSIT (5.1%)
Banco Bilbao Viz Argentaria, N.Y.,
1.18%, 03/23/05 (d) . . . . . . . . .    2,389,792      2,389,792
Canadian Imperial Bank, N.Y.,
1.09%, 11/07/05 (d) . . . . . . . . .    4,996,487      4,996,487
Deutsche Bank, N.Y.,
1.12%, 02/22/05 (d) . . . . . . . . .   10,096,796     10,006,796
Rabobank, N.Y.,
1.13%, 06/01/05 (d) . . . . . . . . .    4,993,977      4,993,977
                                                    --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                   22,387,052
                                                    --------------

REPURCHASE AGREEMENT (10.9%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $48,225,449
(Fully collateralized by
U.S. Agency Securities) . . . . . . .   48,222,636     48,222,636
                                                    --------------

TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                       101,305,121
                                                    --------------

TOTAL INVESTMENTS
(COST $494,145,800) (A) - 123.0%                      542,003,598

LIABILITIES IN EXCESS
OF OTHER ASSETS - (23.0)%                            (101,365,176)
                                                    --------------

NET ASSETS - 100.0%                                 $ 440,638,422
                                                    ==============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security
(c)  Pledged  as  collateral  for  futures.
(d) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.

AT  DECEMBER  31,  2003,  THE  FUND'S  OPEN  FUTURES  CONTRACTS WERE AS FOLLOWS:

                                         MARKET
                                          VALUE       UNREALIZED
NUMBER OF  LONG                        COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS       EXPIRATION   CONTRACTS   (DEPRECIATION)
-------------------------------------------------------------------
38         S&P Midcap 400     3/19/04  $10,944,950  $       156,475

See  notes  to  financial  statements.

79
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                          TURNER GVIT GROWTH FOCUS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                 SHARES     VALUE
--------------------------------------------------------
COMMON STOCKS (100.0%)

COMMUNICATIONS EQUIPMENT (18.3%)
Advanced Micro Devices, Inc. (b). .  31,520  $   469,648
Cisco Systems, Inc. (b) . . . . . .  23,040      559,642
Motorola, Inc.. . . . . . . . . . .  45,450      639,481
Nokia Corp. ADR - FI. . . . . . . .  35,860      609,619
                                             -----------
                                               2,278,390
                                             -----------

COMPUTER SOFTWARE & SERVICES (9.1%)
EMC Corp. (b) . . . . . . . . . . .  47,000      607,240
Oracle Corp. (b). . . . . . . . . .  40,970      540,804
                                             -----------
                                               1,148,044
                                             -----------

CONSUMER DISCRETIONARY (5.2%)
Yahoo!, Inc. (b). . . . . . . . . .  14,450      652,707
                                             -----------

ELECTRONIC COMPONENTS (3.8%)
Vishay Intertechnology, Inc. (b). .  20,850      477,465
                                             -----------

ENERGY (5.6%)
Williams Cos., Inc. (The) . . . . .  71,090      698,104
                                             -----------

FINANCIAL SERVICES (8.8%)
Morgan Stanley. . . . . . . . . . .   8,800      509,256
Schwab (Charles) Corp.. . . . . . .  50,130      593,539
                                             -----------
                                               1,102,795
                                             -----------

INTERNET SERVICES (4.8%)
eBay, Inc. (b). . . . . . . . . . .   9,410      607,792
                                             -----------

MACHINERY (5.5%)
Caterpillar, Inc. . . . . . . . . .   8,240      684,085
                                             -----------

MEDICAL (4.2%)
Amgen, Inc. (b) . . . . . . . . . .   8,590      530,862
                                             -----------

METALS (4.9%)
Alcoa, Inc. . . . . . . . . . . . .  16,170      614,460
                                             -----------

MULTI-MEDIA (9.1%)
Comcast Corp., Class A (b). . . . .  16,480      541,698
Time Warner, Inc. (b) . . . . . . .  33,250      598,167
                                             -----------
                                               1,139,865
                                             -----------

PRODUCER DURABLES (4.5%)
Applied Materials, Inc. (b) . . . .  25,370      569,557
                                             -----------

RETAIL (4.0%)
Best Buy Co., Inc.. . . . . . . . .   9,650      504,116
                                             -----------

SEMICONDUCTORS (12.2%)
Analog Devices, Inc.. . . . . . . .  10,930      498,955
Intel Corp. . . . . . . . . . . . .  15,360      494,592
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR - TW (b) . . . . . . .  52,811      540,784
                                             -----------
                                               1,534,331
                                             -----------
TOTAL COMMON STOCKS                           12,542,573
                                             -----------

SECURITY DESCRIPTION             PRINCIPAL      VALUE
--------------------------------------------------------
REPURCHASE AGREEMENTS (0.0%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $1,909
(Fully collateralized by
AA Rated Corporate Bonds) . . .  $    1,909  $     1,909
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $2,462
(Fully collateralized by
U.S. Agency Securities) . . . .       2,462        2,462
                                             -----------
TOTAL REPURCHASE AGREEMENTS                        4,371
                                             -----------

TOTAL INVESTMENTS
(COST $11,751,771) (A) - 100.0%               12,546,944

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.0%                              1,736
                                             -----------

NET ASSETS - 100.0%                          $12,548,680
                                             ===========

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
ADR  American  Depositary  Receipt
FI   Finland
TW   Taiwan
See  notes  to  financial  statements.

80
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
             GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                    SHARES     VALUE
-----------------------------------------------------------
COMMON STOCKS (97.9%)

AUDIO & VIDEO PRODUCTS (1.3%)
Harman International Industries, Inc..    8,700  $  643,626
                                                 ----------

BUSINESS SERVICES (0.6%)
Management Network Group, Inc. (b) . .   95,000     313,500
                                                 ----------

COMPUTER HARDWARE (8.1%)
Dell, Inc. (b) . . . . . . . . . . . .    8,980     304,961
EMC Corp. (b). . . . . . . . . . . . .  119,200   1,540,064
Hewlett Packard Co.. . . . . . . . . .   31,600     725,852
International Business Machines Corp..   10,000     926,800
SanDisk Corp. (b). . . . . . . . . . .   11,400     696,996
                                                 ----------
                                                  4,194,673
                                                 ----------

COMPUTER SERVICES (13.0%)
Aspen Technologies, Inc. (b) . . . . .  102,600   1,052,676
Cadence Design Systems, Inc. (b) . . .   60,600   1,089,588
Citrix Systems, Inc. (b) . . . . . . .   42,300     897,183
EarthLink, Inc. (b). . . . . . . . . .   73,100     731,000
Kintera, Inc. (b). . . . . . . . . . .   11,500     142,600
Retek, Inc. (b). . . . . . . . . . . .   41,900     388,832
Yahoo, Inc. (b). . . . . . . . . . . .   53,200   2,403,044
                                                 ----------
                                                  6,704,923
                                                 ----------

COMPUTER SOFTWARE (16.4%)
Akamai Technologies, Inc. (b). . . . .   76,000     817,000
Callidus Software, Inc. (b). . . . . .   28,100     497,089
Citadel Security Software, Inc. (b). .   77,100     292,980
E.piphany, Inc. (b). . . . . . . . . .   66,400     478,744
Intuit, Inc. (b) . . . . . . . . . . .   16,300     862,433
Manugistics Group, Inc. (b). . . . . .   54,200     338,750
Microsoft Corp.. . . . . . . . . . . .   34,600     952,884
Oracle Corp. (b) . . . . . . . . . . .   82,300   1,086,360
PalmSource, Inc. (b) . . . . . . . . .   22,999     501,148
Siebel Systems, Inc. (b) . . . . . . .   67,200     932,064
Tibco Software, Inc. (b) . . . . . . .   33,800     228,826
VERITAS Software Corp. (b) . . . . . .   38,900   1,445,524
                                                 ----------
                                                  8,433,802
                                                 ----------

E-COMMERCE (4.7%)
Amazon.com, Inc. (b) . . . . . . . . .   18,000     947,520
HomeStore, Inc. (b). . . . . . . . . .  256,500   1,213,245
Orbitz, Inc. (b) . . . . . . . . . . .   10,600     245,920
                                                 ----------
                                                  2,406,685
                                                 ----------

ELECTRONIC COMPONENTS (16.9%)
Agere Systems, Inc., Class A (b) . . .  227,600     694,180
Amkor Technology, Inc. (b) . . . . . .   39,000     710,190
Intel Corp.. . . . . . . . . . . . . .   61,400   1,977,080
Intergrated Silicon Solution, Inc. (b)   42,200     661,274
Mindspeed Technologies, Inc. (b) . . .   67,800     464,430
PMC-Sierra, Inc. (b) . . . . . . . . .   50,600   1,019,590
Sanmina Corp. (b). . . . . . . . . . .   74,400     938,184
Vishay Intertechnology, Inc. (b) . . .   34,200     783,180
Xilinx, Inc. (b) . . . . . . . . . . .   36,900   1,429,506
                                                 ----------
                                                  8,677,614
                                                 ----------

ELECTRONIC PRODUCTS - MISCELLANEOUS (2.4%)
InVision Technologies, Inc. (b). . . .   17,000     570,690
Samsung Electronics Co. Ltd. GDR-KR. .    3,600     676,800
                                                 ----------
                                                  1,247,490
                                                 ----------

MULTIMEDIA (1.8%)
Time Warner, Inc. (b). . . . . . . . .   52,700     948,073
                                                 ----------

SECURITY DESCRIPTION                      SHARES       VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)

NETWORKING PRODUCTS (6.5%)
Cisco Systems, Inc. (b). . . . . . . .      63,500  $ 1,542,415
Juniper Networks, Inc. (b) . . . . . .      96,900    1,810,092
                                                    -----------
                                                      3,352,507
                                                    -----------

SEMICONDUCTORS (20.3%)
Agilent Technologies, Inc. (b) . . . .      41,500    1,213,460
Analog Devices, Inc. . . . . . . . . .      18,000      821,700
Cypress Semiconductor Corp. (b). . . .      54,600    1,166,256
Fairchild Semiconductor Corp. (b). . .      54,100    1,350,878
Helix Technology Corp. . . . . . . . .      23,900      491,862
Integrated Device Technology, Inc. (b)      34,300      588,931
Intersil Corp., Class A. . . . . . . .      31,200      775,320
Lattice Semiconductor Corp. (b). . . .     125,800    1,217,744
LTX Corp. (b). . . . . . . . . . . . .      25,600      384,768
National Semiconductor Corp. (b) . . .      23,600      930,076
NPTest Holding Corp. (b) . . . . . . .      10,600      117,024
STMicroelectronics NV ADR-NL . . . . .      13,400      361,934
Texas Instruments, Inc.. . . . . . . .      34,800    1,022,424
                                                    -----------
                                                     10,442,377
                                                    -----------

TELECOMMUNICATION EQUIPMENT (0.8%)
Eagle Broadband, Inc. (b). . . . . . .     336,300      437,190
                                                    -----------

WIRELESS EQUIPMENT (5.1%)
Motorola, Inc. . . . . . . . . . . . .      84,775    1,192,784
QUALCOMM, Inc. . . . . . . . . . . . .      26,700    1,439,931
                                                    -----------
                                                      2,632,715
                                                    -----------
TOTAL COMMON STOCKS                                  50,435,175
                                                    -----------

SECURITY DESCRIPTION . . . . . . . . .  PRINCIPAL   VALUE
---------------------------------------------------------------

REPURCHASE AGREEMENTS (2.8%)
CS First Boston, 0.89%,
dated 12/31/03, due 1/02/04,
repurchase price $622,363
(Fully collateralized by
AA Rated Corporate Bonds). . . . . . .  $  622,332  $   622,332
Nomura Securities, 0.89%,
dated 12/31/03, due 1/02/04,
repurchase price $802,817
(Fully collateralized by
U.S. Agency Securities). . . . . . . .     802,777      802,777
                                                    -----------
TOTAL REPURCHASE AGREEMENTS                           1,425,109
                                                    -----------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (33.7%)

MEDIUM TERM NOTE (0.6%)
Morgan Stanley Dean Witter,
1.29%, 03/19/04 (c). . . . . . . . . .     300,007      300,007
                                                    -----------

TIME DEPOSIT (1.9%)
Deutsche Post Luxembourg,
1.13%, 01/20/04. . . . . . . . . . . .   1,000,000    1,000,000
                                                    -----------

YANKEE CASH DEPOSIT (0.1%)
Banco Bilbao Viz Argentaria, N.Y.,
1.18%, 03/23/05 (c). . . . . . . . . .      61,770       61,770
                                                    -----------

81
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
            GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION               PRINCIPAL       VALUE
------------------------------------------------------------
SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(CONTINUED)

REPURCHASE AGREEMENTS (31.1%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03 due 01/02/04,
repurchase price $15,983,682
(Fully collateralized by
U.S. Agency Securities). . . . .  $15,982,750  $ 15,982,750
                                               -------------
TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                  17,344,527
                                               -------------

TOTAL INVESTMENTS
(COST $67,849,226) (A) - 134.4%                  69,204,811

LIABILITIES IN EXCESS
OF OTHER ASSETS - (34.4)%                       (17,719,346)
                                               -------------

NET ASSETS - 100.0%                            $ 51,485,465
                                               =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt
NL   Netherlands
KR   Korea
See  notes  to  financial  statements.

82
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                    SHARES     VALUE
-----------------------------------------------------------
COMMON STOCKS (92.2%)

DENTAL SUPPLIES & EQUIPMENT (1.5%)
DENTSPLY International, Inc. . . . . .  10,910  $   492,805
                                                -----------

DRUGS (44.5%)
Abbott Laboratories. . . . . . . . . .  37,730    1,758,218
Amgen, Inc. (b). . . . . . . . . . . .  30,150    1,863,270
Andrx Corp. (b). . . . . . . . . . . .  26,630      640,185
Elan Corp. PLC (b) . . . . . . . . . .  48,000      330,720
Eli Lilly & Co.. . . . . . . . . . . .  25,300    1,779,349
Encysive Pharmaceuticals, Inc. (b) . .  17,300      154,835
GlaxoSmithKline PLC ADR-UK . . . . . .   7,080      330,070
ICOS Corp. (b) . . . . . . . . . . . .   7,590      313,315
Medicis Pharmaceutical Corp., Class A.   3,230      230,299
Merck & Co., Inc.. . . . . . . . . . .  22,670    1,047,354
Millenium Pharmaceuticals, Inc. (b). .  20,620      384,975
Pfizer, Inc. . . . . . . . . . . . . .  70,008    2,473,382
Schering-Plough Corp.. . . . . . . . .  37,180      646,560
Teva Pharmaceutical Industries
Ltd. ADR-UK. . . . . . . . . . . . . .  11,780      668,044
Valeant Pharmaceuticals International.  27,050      680,308
Watson Pharmaceuticals, Inc. (b) . . .   7,060      324,760
Wyeth. . . . . . . . . . . . . . . . .  32,920    1,397,454
                                                -----------
                                                 15,023,098
                                                -----------

HOSPITALS (1.9%)
HCA, Inc.. . . . . . . . . . . . . . .  14,610      627,646
                                                -----------

INSURANCE (3.9%)
CIGNA Corp.. . . . . . . . . . . . . .   3,650      209,875
PacifiCare Health Systems, Inc. (b). .   4,900      331,240
UnitedHealth Group, Inc. . . . . . . .  13,010      756,922
                                                -----------
                                                  1,298,037
                                                -----------

MEDICAL INSTRUMENTS (7.7%)
Beckman Coulter, Inc.. . . . . . . . .   5,590      284,140
Boston Scientific Corp. (b). . . . . .  27,650    1,016,414
Gen-Probe, Inc. (b). . . . . . . . . .  13,130      478,851
Guidant Corp.. . . . . . . . . . . . .   7,680      462,336
PerkinElmer, Inc.. . . . . . . . . . .  19,700      336,279
                                                -----------
                                                  2,578,020
                                                -----------

MEDICAL PRODUCTS (15.7%)
Advanced Medical Optics, Inc. (b). . .     224        4,402
Baxter International, Inc. . . . . . .  15,700      479,164
Johnson & Johnson. . . . . . . . . . .  43,180    2,230,678
Medtronic, Inc.. . . . . . . . . . . .  21,710    1,055,322
Stryker Corp.. . . . . . . . . . . . .   6,280      533,863
Therasense, Inc. (b) . . . . . . . . .  18,210      369,663
Zimmer Holdings, Inc. (b). . . . . . .   8,620      606,848
                                                -----------
                                                  5,279,940
                                                -----------

MEDICAL SERVICES (3.6%)
Caremark Rx, Inc. (b). . . . . . . . .  11,730      297,121
Inveresk Research Group, Inc. (b). . .  18,600      459,978
Psychiatric Solutions, Inc. (b). . . .   6,640      138,776
Quest Diagnostics, Inc. (b). . . . . .   4,260      311,449
                                                -----------
                                                  1,207,324
                                                -----------

NURSING HOMES (5.3%)
Beverly Enterprises, Inc. (b). . . . .  53,220      457,160
Kindred Healthcare, Inc. (b) . . . . .  25,600    1,330,688
                                                -----------
                                                  1,787,848
                                                -----------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)

THERAPEUTICS (8.1%)
Genentech, Inc. (b). . . . . . . . .      14,420  $ 1,349,279
Gilead Sciences, Inc. (b). . . . . .       5,990      348,259
MGI Pharma, Inc. (b) . . . . . . . .      16,170      665,396
Nabi Biopharmaceuticals (b). . . . .      29,700      377,487
                                                  ------------
                                                    2,740,421
                                                  ------------
TOTAL COMMON STOCKS                                31,035,139
                                                  ------------

SECURITY DESCRIPTION . . . . . . . .  PRINCIPAL   VALUE
--------------------------------------------------------------

REPURCHASE
AGREEMENTS (4.5%)
CS First Boston, 0.89%,
dated 12/31/03, due 1/02/04,
repurchase price $668,915
(Fully collateralized by
AA Rated Corporate Bonds). . . . . .  $  668,882      668,882
Nomura Securities, 0.89%,
dated 12/31/03, due 1/02/04,
repurchase price $862,867
(Fully collateralized by
U.S. Agency Securities). . . . . . .     862,824      862,824
                                                  ------------
TOTAL REPURCHASE AGREEMENTS                         1,531,706
                                                  ------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (19.6%)

YANKEE CASH DEPOSIT (0.1%)
Banco Bilbao Viz Argentiaria, N.Y.,
1.18%,03/23/05 (c) . . . . . . . . .      38,256       38,256
                                                  ------------

REPURCHASE AGREEMENT (19.5%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $6,565,842
(Fully collateralized by
U.S. Agency Securities). . . . . . .   6,565,459    6,565,459
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                     6,603,715
                                                  ------------

TOTAL INVESTMENTS
(COST $36,846,063) (A) - 116.3%                    39,170,560

LIABILITIES IN EXCESS
OF OTHER ASSETS - (16.3)%                          (5,478,124)
                                                  ------------

NET ASSETS - 100.0%                               $33,692,436
                                                  ============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
ADR  American  Depositary  Receipt
UK   United  Kingdom
See  notes  to  financial  statements.

83
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT NATIONWIDE LEADERS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                      SHARES    VALUE
------------------------------------------------------------
COMMON STOCKS (97.4%)

CASINO SERVICES (2.8%)
International Game Technology. . . . . .   7,207  $  257,290
                                                  ----------

COAL (2.6%)
Peabody Energy Corp. . . . . . . . . . .   5,844     243,753
                                                  ----------

COMPUTER NETWORKS (2.5%)
Foundry Networks, Inc. (b) . . . . . . .   8,663     237,020
                                                  ----------

COMPUTER SOFTWARE & SERVICES (5.4%)
Citrix Systems, Inc. (b) . . . . . . . .   8,452     179,267
Symantec Corp. (b) . . . . . . . . . . .   9,315     322,765
                                                  ----------
                                                     502,032
                                                  ----------

CONGLOMERATES (4.1%)
3M Co. . . . . . . . . . . . . . . . . .   4,460     379,234
                                                  ----------

CONSTRUCTION & BUILDING MATERIALS (2.6%)
Lennar Corp. . . . . . . . . . . . . . .   2,494     239,424
                                                  ----------

CONSUMER PRODUCTS (3.9%)
Gillette Co. (The) . . . . . . . . . . .   9,887     363,150
                                                  ----------

FINANCIAL SERVICES (13.1%)
CIT Group, Inc.. . . . . . . . . . . . .  11,240     404,078
Citigroup, Inc.. . . . . . . . . . . . .   8,002     388,417
Goldman Sachs Group, Inc. (The). . . . .   4,460     440,335
                                                  ----------
                                                   1,232,830
                                                  ----------

HOTELS/MOTELS (2.4%)
Starwood Hotels & Resorts
Worldwide, Inc.. . . . . . . . . . . . .   6,340     228,050
                                                  ----------

MEDICAL PRODUCTS (1.7%)
Amgen, Inc. (b). . . . . . . . . . . . .   2,574     159,073
                                                  ----------

METALS (9.1%)
Alcoa, Inc.. . . . . . . . . . . . . . .  10,103     383,914
Inco Ltd. (b). . . . . . . . . . . . . .  11,670     464,699
                                                  ----------
                                                     848,613
                                                  ----------

OIL & GAS (5.1%)
Apache Corp. . . . . . . . . . . . . . .   3,359     272,415
BJ Services Co. (b). . . . . . . . . . .   5,554     199,389
                                                  ----------
                                                     471,804
                                                  ----------

PHARMACEUTICALS (12.7%)
Pfizer, Inc. . . . . . . . . . . . . . .  13,153     464,695
Shire Pharmaceuticals Group
PLC ADR - GB (b) . . . . . . . . . . . .   6,408     186,152
Valeant Pharmaceuticals International. .  10,262     258,089
Watson Pharmaceuticals, Inc. (b) . . . .   6,158     283,268
                                                  ----------
                                                   1,192,204
                                                  ----------

RETAIL (6.4%)
Best Buy Co., Inc. . . . . . . . . . . .   6,395     334,075
Wal-Mart Stores, Inc.. . . . . . . . . .   4,978     264,083
                                                  ----------
                                                     598,158
                                                  ----------

SEMICONDUCTORS (4.0%)
Applied Materials, Inc. (b). . . . . . .  16,419     368,607
                                                  ----------

TELECOMMUNICATIONS (3.1%)
Verizon Communications, Inc. . . . . . .   8,181     286,989
                                                  ----------


SECURITY DESCRIPTION                      SHARES       VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)

TOBACCO (2.5%)
Altria Group, Inc. . . . . . . . . . .       4,283  $  233,081
                                                    -----------

TRANSPORTATION (9.8%)
Canadian National Railway Co.
ADR - CA . . . . . . . . . . . . . . .       6,692     423,470
J.B. Hunt Transport Services, Inc. (b)      18,106     489,043
                                                    -----------
                                                       912,513
                                                    -----------

TRAVEL (3.6%)
Royal Caribbean Cruises Ltd. . . . . .       9,654     335,863
                                                    -----------
TOTAL COMMON STOCKS                                  9,089,688
                                                    -----------

SECURITY DESCRIPTION                    PRINCIPAL   VALUE
---------------------------------------------------------------

REPURCHASE AGREEMENT (2.6%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $106,119
(Fully collateralized by
AA Rated Corporate Bonds). . . . . . .  $  106,114     106,114
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $136,889
(Fully collateralized by
U.S. Agency Securities). . . . . . . .     136,882     136,882
                                                    -----------
TOTAL REPURCHASE AGREEMENT                             242,996
                                                    -----------

TOTAL INVESTMENTS
(COST $8,447,267) (A) - 100.0%                       9,332,684

LIABILITIES IN EXCESS
OF OTHER ASSETS - 0.0%                                  (1,532)
                                                    -----------

NET ASSETS - 100.0%                                 $9,331,152
                                                    ===========

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
ADR  American Depositary Receipt
CA   Canada
GB   United  Kingdom
See  notes  to  financial  statements.

84
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT EMERGING MARKETS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                             SHARES      VALUE
---------------------------------------------------------------------
COMMON STOCKS (95.5%)

BRAZIL (11.2%)

AEROSPACE & DEFENSE (0.6%)
Empresa Brasiliera de Aeronautica
SA ADR. . . . . . . . . . . . . . . . . . . .      13,000  $  455,390
                                                           ----------

BANKING (2.1%)
Banco Itau Holding Financeira SA ADR. . . . .      19,200     936,384
Uniao de Bancos Brasileiros SA GDR. . . . . .      21,262     530,487
                                                           ----------
                                                            1,466,871
                                                           ----------

BEVERAGES (1.2%)
Companhia de Bebidas
das Americas ADR. . . . . . . . . . . . . . .      33,600     857,136
                                                           ----------

ELECTRIC UTILITY (1.8%)
Companhia Energetica
de Minas Gerais . . . . . . . . . . . . . . .  36,900,000     674,688
Companhia Paranaense
de Energia-Copel ADR (b). . . . . . . . . . .     118,000     562,860
                                                           ----------
                                                            1,237,548
                                                           ----------

MINING (1.2%)
Cia Vale Do Rio Doce ADR. . . . . . . . . . .      16,500     849,915
                                                           ----------

OIL & GAS (2.0%)
Petroleo Brasileiro SA ADR. . . . . . . . . .      40,619   1,082,903
Petroleo Brasileiro SA ADR. . . . . . . . . .      10,300     301,172
                                                           ----------
                                                            1,384,075
                                                           ----------

STEEL (0.9%)
Gerdau SA ADR . . . . . . . . . . . . . . . .      32,460     656,341
                                                           ----------

TELECOMMUNICATIONS (1.4%)
Tele Norte Leste Participacoes SA ADR . . . .      24,900     384,207
Telesp Celular Participacoes SA ADR (b) . . .      86,776     570,986
                                                           ----------
                                                              955,193
                                                           ----------
                                                            7,862,469
                                                           ----------

CHILE (1.0%)

ELECTRIC UTILITY (1.0%)
Enersis SA ADR. . . . . . . . . . . . . . . .      90,700     667,552
                                                           ----------

CHINA (3.5%)

MINING (0.9%)
Yanzhou Coal Mining Co. Ltd.. . . . . . . . .     632,000     639,033
                                                           ----------

OIL & GAS (1.4%)
CNOOC Ltd.. . . . . . . . . . . . . . . . . .     293,000     573,652
Sinopec Shanghai Petrochemical
Co. Ltd.. . . . . . . . . . . . . . . . . . .     980,000     435,494
                                                           ----------
                                                            1,009,146
                                                           ----------

STEEL (1.2%)
Angang New Steel Co. Ltd. . . . . . . . . . .   1,554,000     840,692
                                                           ----------
                                                            2,488,871
                                                           ----------

HONG KONG (6.5%)

AUTOMOBILE (0.7%)
Denway Motors Ltd.. . . . . . . . . . . . . .     488,000     518,574
                                                           ----------

CHEMICALS (1.0%)
Global Bio-chem Technology Group
Co Ltd. . . . . . . . . . . . . . . . . . . .   1,096,000     677,624
                                                           ----------

ELECTRIC UTILITY (1.3%)
China Resources Power Holdings
Co. Ltd. (b). . . . . . . . . . . . . . . . .   2,080,000     971,199
                                                           ----------

EQUIPMENT LEASING (1.3%)
Cosco Pacific Ltd.. . . . . . . . . . . . . .     672,000     895,873
                                                           ----------

OIL & GAS (1.3%)
China Petroleum & Chemical Corp.. . . . . . .   2,010,000     899,679
                                                           ----------

TELECOMMUNICATIONS (0.9%)
China Mobile Ltd. . . . . . . . . . . . . . .     206,500     634,374
                                                           ----------
                                                            4,597,323
                                                           ----------

HUNGARY (1.7%)

BANKING (0.6%)
OTP Bank Rt. (b). . . . . . . . . . . . . . .      31,300     403,668
                                                           ----------

PHARMACEUTICALS (1.1%)
Gedeon Richter GDR. . . . . . . . . . . . . .       6,800     799,000
                                                           ----------
                                                            1,202,668
                                                           ----------

INDIA (1.9%)

FINANCIAL SERVICES (1.1%)
ICICI Bank Ltd. ADR . . . . . . . . . . . . .      42,576     731,456
                                                           ----------

PHARMACEUTICALS (0.8%)
Ranbaxy Laboratories Ltd. GDR . . . . . . . .      22,840     579,679
                                                           ----------
                                                            1,311,135
                                                           ----------

INDONESIA (3.4%)

AUTOMOBILE (1.0%)
PT Astra International, Inc.. . . . . . . . .   1,183,384     702,514
                                                           ----------

BANKING (1.2%)
PT Bank Mandiri . . . . . . . . . . . . . . .   3,313,500     393,411
PT Bank Rakyat Indonesia (b). . . . . . . . .   3,187,000     472,988
                                                           ----------
                                                              866,399
                                                           ----------

OIL & GAS (0.4%)
Perusahaan Gas Negara (b) . . . . . . . . . .   1,355,358     249,428
                                                           ----------

TELECOMMUNICATIONS (0.8%)
PT Telekomunikasi Indonesia . . . . . . . . .     712,000     570,614
                                                           ----------
                                                            2,388,955
                                                           ----------

ISRAEL (2.2%)

COMPUTER HARDWARE (0.9%)
M-Systems Flash Disk Pioneer Ltd. (b) 38,400                  663,552
                                                           ----------

ELECTRONICS (1.3%)
NICE Systems Ltd. ADR (b) . . . . . . . . . .      16,300     413,205
Orbotech Ltd. (b) . . . . . . . . . . . . . .      20,300     485,576
                                                           ----------
                                                              898,781
                                                           ----------
                                                            1,562,333
                                                           ----------

KOREA (18.1%)

AUTOMOBILE (0.6%)
Ssangyong Motor Co. (b) . . . . . . . . . . .      50,000     432,228
                                                           ----------

85
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT EMERGING MARKETS FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)

KOREA (CONTINUED)

BANKING (1.6%)
Hana Bank (b). . . . . . . . . . . . . .   25,700  $   474,528
Koram Bank (b) . . . . . . . . . . . . .   57,700      677,969
                                                    ----------
                                                     1,152,497
                                                    ----------

CHEMICALS (0.7%)
LG Petrochemical Co. Ltd. (b). . . . . .   22,000      513,303
                                                    ----------

ELECTRONICS (6.9%)
Fine DNC Co. Ltd. (b). . . . . . . . . .   28,380      334,653
KH Vatec Co. Ltd. (b). . . . . . . . . .   12,200      489,945
LG Electronics, Inc. (b) . . . . . . . .    9,800      481,981
Samsung Electro Mechanics Co. Ltd. (b) .   11,200      370,827
Samsung Electronics GDR (e). . . . . . .   31,200    3,088,799
                                                    ----------
                                                     4,766,205
                                                    ----------

ENTERTAINMENT SOFTWARE (0.5%)
Webzen, Inc. ADR (b) . . . . . . . . . .   32,800      340,792
                                                    ----------

FINANCIAL SERVICES (0.8%)
Woori Finance Holdings Co. Ltd. (b). . .   99,090      567,179
                                                    ----------

IMPORT/EXPORT (0.6%)
Samsung Corp. (b). . . . . . . . . . . .   48,200      400,487
                                                    ----------

INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.5%)
Hyundai Autonet Co. Ltd. (b) . . . . . .  133,900      356,243
                                                    ----------

LIGHTING PRODUCTS (0.4%)
Kumho Electric, Inc. (b) . . . . . . . .    8,874      288,601
                                                    ----------

SHIPBUILDING (0.6%)
Daewoo Shipbuilding & Marine
Engineering Co. Ltd. (b) . . . . . . . .   34,800      446,865
                                                    ----------

STEEL (1.8%)
Dongkuk Steel Mill Co. Ltd. (b). . . . .   98,100      806,865
Pohang Iron & Steel Co.. . . . . . . . .    2,800      383,047
                                                    ----------
                                                     1,189,912
                                                    ----------

TELECOMMUNICATIONS (1.6%)
SK Telecom Co. Ltd.. . . . . . . . . . .    6,930    1,157,423
                                                    ----------

TRANSPORTATION (1.5%)
Hanjin Shipping Co. Ltd. (b) . . . . . .   35,600      660,311
Korean Air Co. Ltd. (b). . . . . . . . .   23,500      364,876
                                                    ----------
                                                     1,025,187
                                                    ----------
                                                    12,636,922
                                                    ----------

MALAYSIA (4.4%)

AGRICULTURAL OPERATIONS (0.9%)
IOI Corp. Berhad . . . . . . . . . . . .  322,700      653,892
                                                    ----------

BANKING (1.5%)
CIMB Berhad (b). . . . . . . . . . . . .  811,700      956,951
                                                    ----------

BUILDING & CONSTRUCTION (0.5%)
Gamuda Berhad. . . . . . . . . . . . . .  220,200      367,966
                                                    ----------

MULTIMEDIA (0.2%)
Astro All Asia Networks PLC (b). . . . .  128,800      149,815
                                                    ----------

RESORTS/THEME PARKS (0.7%)
Resorts World Berhad . . . . . . . . . .  188,700      501,545
                                                    ----------

TELECOMMUNICATIONS (0.6%)
Maxis Communications Berhad. . . . . . .  215,300      427,767
                                                    ----------
                                                     3,057,936
                                                    ----------

MEXICO (9.4%)

BEVERAGES (0.9%)
Coca - Cola Femsa S.A. de C.V. ADR (b) .   31,000      658,440
                                                    ----------

BUILDING PRODUCTS (0.6%)
Cemex SA de CV ADR . . . . . . . . . . .   16,347      428,291
                                                    ----------

CONSTRUCTION (0.6%)
Consorcio ARA SA de CV (b) . . . . . . .  177,200      440,270
                                                    ----------

DIVERSIFIED (1.3%)
Alfa SA, Class A . . . . . . . . . . . .  202,600      607,588
Grupo IMSA SA de CV ADR. . . . . . . . .   14,300      283,855
                                                    ----------
                                                       891,443
                                                    ----------

FINANCIAL SERVICES (0.9%)
Grupo Financiero Banorte SA de CV. . . .  183,300      636,161
                                                    ----------

MINING (0.7%)
Grupo Mexico SA, Class B (b) . . . . . .  181,856      466,080
                                                    ----------

MULTIMEDIA (1.2%)
TV Azteca SA de CV ADR . . . . . . . . .   90,500      823,550
                                                    ----------

RETAIL (1.2%)
Grupo Elektra SA de CV ADR . . . . . . .   21,550      455,136
Organizacion Soriana SA de CV (b). . . .  174,000      384,009
                                                    ----------
                                                       839,145
                                                    ----------

TELECOMMUNICATIONS (2.0%)
America Movil SA de CV ADR . . . . . . .   22,217      607,413
Telefonos de Mexico ADR. . . . . . . . .   24,400      805,931
                                                    ----------
                                                     1,413,344
                                                    ----------
                                                     6,596,724
                                                    ----------

RUSSIA (5.9%)

MINING (1.0%)
JSC MMC Norilsk Nickel ADR . . . . . . .   10,973      729,705
                                                    ----------

OIL & GAS (4.2%)
LUKOIL ADR . . . . . . . . . . . . . . .   10,000      931,000
OAO Gazprom ADR. . . . . . . . . . . . .   36,800      945,759
Surgutneftegaz ADR . . . . . . . . . . .   29,200      858,480
YUKOS ADR. . . . . . . . . . . . . . . .    5,175      212,693
                                                    ----------
                                                     2,947,932
                                                    ----------

TELECOMMUNICATIONS (0.7%)
AO VimpelCom ADR (b) . . . . . . . . . .    6,500      477,750
                                                    ----------
                                                     4,155,387
                                                    ----------

SOUTH AFRICA (7.7%)

BANKING (0.9%)
ABSA Group Ltd.. . . . . . . . . . . . .  100,973      637,454
                                                    ----------
INSURANCE (0.5%)
Old Mutual PLC . . . . . . . . . . . . .  216,000      360,162
                                                    ----------

86
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT EMERGING MARKETS FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                    SHARES      VALUE
------------------------------------------------------------
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)
MINING (4.6%)
Anglo American PLC. . . . . . . . . .     63,200  $1,353,947
AngloGold Ltd.. . . . . . . . . . . .     19,426     913,793
Impala Platinum Holdings Ltd. . . . .     11,199     973,097
                                                  ----------
                                                   3,240,837
                                                  ----------

OIL & GAS (0.5%)
Sasol Ltd.. . . . . . . . . . . . . .     24,831     353,400
                                                  ----------

STEEL (1.2%)
Iscor Ltd.. . . . . . . . . . . . . .    190,000     819,775
                                                  ----------
                                                   5,411,628
                                                  ----------

TAIWAN (12.5%)

BANKING (1.0%)
Taishin Financial Holdings Co. Ltd. .    948,000     700,878
                                                  ----------

CHEMICALS (0.7%)
Formosa Plastic Corp. . . . . . . . .    289,280     477,163
                                                  ----------

COMPUTER HARDWARE (2.8%)
Asustek Computer, Inc.. . . . . . . .    252,000     556,701
CMC Magnetics Corp. (b) . . . . . . .    512,000     396,630
Compal Electronics, Inc.. . . . . . .    159,000     217,776
Compal Electronics, Inc. GDR. . . . .    115,695     798,296
                                                  ----------
                                                   1,969,403
                                                  ----------

ELECTRONICS (1.5%)
Wus Printed Circuit Co. Ltd. (b). . .    933,000     535,891
Yageo Corp. (b) . . . . . . . . . . .  1,149,000     511,043
                                                  ----------
                                                   1,046,934
                                                  ----------

INSURANCE (0.9%)
Cathay Financial Holding Co. Ltd. . .    426,000     639,941
                                                  ----------

PAPER PRODUCTS (0.5%)
Cheng Loong Corp. . . . . . . . . . .  1,063,000     364,770
                                                  ----------

SEMICONDUCTORS (3.8%)
Advanced Semiconductor
Engineering, Inc. (b) . . . . . . . .    622,100     639,508
Taiwan Semiconductor
Manufacturing Co. Ltd. (b). . . . . .    822,160   1,537,766
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR (b). . . .     23,610     241,766
United Microelectronics Corp. (b) . .    190,000     162,857
United Microelectronics Corp. ADR (b)     20,144      99,713
                                                  ----------
                                                   2,681,610
                                                  ----------

TEXTILES (0.5%)
Far Eastern Textile Ltd.. . . . . . .    707,070     347,808
                                                  ----------

TRANSPORTATION (0.8%)
Yang Ming Marine Transport. . . . . .    558,000     553,891
                                                  ----------
                                                   8,782,398
                                                  ----------

THAILAND (4.6%)

BANKING (0.5%)
Bank of Ayudhya Public Co. Ltd. (b) .  1,039,400     341,023
                                                  ----------

BUILDING PRODUCTS (1.2%)
Siam Cement Public Co. Ltd. (The) (c)    125,600     874,897
                                                  ----------

SECURITY DESCRIPTION                  SHARES        VALUE
------------------------------------------------------------
COMMON STOCKS (CONTINUED)

THAILAND (CONTINUED)
FINANCIAL SERVICES (1.8%)
Kiatnakin Finance Public Co. Ltd.. 428,700 $ 457,129 Siam Commercial Bank Public Co.
Ltd. (b) . . . . . . . . . . . . .      544,200      755,404
                                                 -----------
                                                   1,212,533
                                                 -----------

OIL & GAS (0.3%)
PTT Exploration and Production
Public Co. Ltd. NVDR (b) . . . . .       35,400      235,866
                                                 -----------

TRANSPORTATION (0.8%)
Thai Airways International Public
Co. Ltd. (d) . . . . . . . . . . .      495,000      571,550
                                                 -----------
                                                   3,235,869
                                                 -----------

TURKEY (1.5%)

AUTOMOTIVE (0.3%)
Ford Otomotiv Sanayi AS (b). . . .   32,556,000      217,812
                                                 -----------

BANKING (0.6%)
Turkiye Garanti Bankasi AS (b) . .  156,392,999      456,379
                                                 -----------

DIVERSIFIED (0.6%)
Haci Omer Sabanci Holding AS . . .   85,782,000      406,014
                                                 -----------
                                                   1,080,205
                                                 -----------
TOTAL COMMON STOCKS                               67,038,375
                                                 -----------

WARRANTS (0.1%)

HONG KONG (0.1%)

TELECOMMUNICATIONS (0.1%)
KBC FIN-CW04 China Mobile Ltd.,
04/14/04 . . . . . . . . . . . . .    1,960,000       87,099
                                                 -----------
TOTAL WARRANTS                                        87,099
                                                 -----------

87
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              PRINCIPAL      VALUE
----------------------------------------------------------
PARTICIPATION NOTES (3.4%)

INDIA (3.4%)

AUTOMOBILE (1.2%)
Tata Motors Ltd., 09/27/04 (d) .  $   78,900  $   781,899
                                              ------------

BANKING (0.6%)
Union Bank of India Ltd.,
09/25/06 (d) . . . . . . . . . .     384,100      430,192
                                              ------------

CHEMICALS (0.6%)
Reliance Industries Ltd.,
03/24/06 (b) (d) . . . . . . . .      36,200      454,672
                                              ------------

OIL & GAS (0.6%)
Oil and Natural Gas Corp. Ltd.,
10/31/05 (d) . . . . . . . . . .      22,500      393,750
                                              ------------

SOFTWARE & COMPUTER SERVICES (0.4%)
Satyam Computer Services Ltd.,
04/09/04 (d) . . . . . . . . . .      37,700      303,485
                                              ------------
TOTAL PARTICIPATION NOTES                       2,363,998
                                              ------------

REPURCHASE AGREEMENTS (1.7%)
CS First Boston, 0.89%,
dated 12/31/03, due 1/02/04,
repurchase price $515,362
(Fully collateralized by
AA Rated Corporate Bonds). . . .     515,337      515,337
Nomura Securities, 0.89%,
dated 12/31/03, due 1/02/04,
repurchase price $664,792
(Fully collateralized by
U.S. Agency Securities). . . . .     664,759      664,759
                                              ------------
TOTAL REPURCHASE AGREEMENTS                     1,180,096
                                              ------------

TOTAL INVESTMENTS
(COST $57,569,552) (A) - 100.7%                70,669,568

LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.7)%                         (464,931)
                                              ------------

NET ASSETS - 100.0%                           $70,204,637
                                              ============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Foreign  Shares.
(d)  Fair  valued  security.
(e) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
ADR  American  Depositary  Receipt
GDR  Global  Depositary  Receipt
NVDR Non-Voting  Depositary  Receipt

AT DECEMBER 31, 2003, THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT EMERGING MARKETS FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

                                                        UNREALIZED
                       DELIVERY  CONTRACT    MARKET    APPRECIATION
CURRENCY                 DATE      VALUE     VALUE    (DEPRECIATION)
---------------------------------------------------------------------
SHORT CONTRACT:
Hong Kong Dollar. . .  01/02/04  $ 114,447  $114,446  $            1
                                 ------------------------------------
LONG CONTRACT:
Mexican Nuevo Peso. .  01/02/04  $  79,164  $ 78,990  $         (174)
South African Rand. .  01/07/04    139,046   137,743          (1,303)
                                 ------------------------------------
TOTAL LONG CONTRACTS:            $ 218,210  $216,733  $       (1,477)
                                 ====================================

See  notes  to  financial  statements.

88
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     GARTMORE GVIT INTERNATIONAL GROWTH FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                     SHARES     VALUE
------------------------------------------------------------
COMMON STOCKS (96.4%)

AUSTRALIA (4.5%)

DIVERSIFIED OPERATIONS (1.7%)
Brambles Industries Ltd.. . . . . . . .   44,600  $  177,428
                                                  ----------

MULTI-MEDIA (2.8%)
News Corp. Ltd. (The) ADR . . . . . . .    8,357     301,688
                                                  ----------
                                                     479,116
                                                  ----------

CANADA (3.1%)

TRANSPORTATION (3.1%)
Canadian National Railway Co. . . . . .    5,100     323,622
                                                  ----------

FINLAND (2.1%)

OIL & GAS (2.1%)
Fortum Oyj. . . . . . . . . . . . . . .   21,779     224,712
                                                  ----------

FRANCE (7.7%)

AUTOMOTIVE (0.9%)
Renault SA. . . . . . . . . . . . . . .    1,339      92,385
                                                  ----------

BANKING (2.6%)
BNP Paribas SA. . . . . . . . . . . . .    1,700     107,043
Societe Generale. . . . . . . . . . . .    1,904     168,114
                                                  ----------
                                                     275,157
                                                  ----------

FINANCIAL SERVICES (1.0%)
Credit Agricole SA. . . . . . . . . . .    4,600     109,836
                                                  ----------

FOOD & BEVERAGE (0.8%)
Pernod - Richard SA . . . . . . . . . .      739      82,168
                                                  ----------

OIL & GAS (1.4%)
Total Fina Elf SA . . . . . . . . . . .      800     148,738
                                                  ----------

TELECOMMUNICATIONS (1.0%)
France Telecom SA . . . . . . . . . . .    3,800     108,612
                                                  ----------
                                                     816,896
                                                  ----------

GERMANY (6.1%)

AUTOMOTIVE (0.7%)
Bayerische Motoren Werke AG . . . . . .    1,580      73,639
                                                  ----------

BANKING (0.6%)
Deutsche Bank AG. . . . . . . . . . . .      704      58,519
                                                  ----------

COMPUTER SOFTWARE & SERVICES (1.1%)
SAP AG. . . . . . . . . . . . . . . . .      709     119,657
                                                  ----------

INSURANCE (2.4%)
Allianz AG. . . . . . . . . . . . . . .      800     101,009
Muenchener Rueckversucherungs-
Gesellschaft AG . . . . . . . . . . . .    1,195     145,937
                                                  ----------
                                                     246,946
                                                  ----------

TELECOMMUNICATIONS (1.3%)
Deutsche Telekom AG (b) . . . . . . . .    7,790     142,869
                                                  ----------
                                                     641,630
                                                  ----------

HONG KONG (4.7%)

BANKING (2.0%)
BOC Hong Kong Holdings Ltd. . . . . . .  110,000     206,863
                                                  ----------
INSURANCE (1.2%)
China Life Insurance Co. Ltd. . . . . .  159,000     130,049

REAL ESTATE (1.5%)
Sun Hung Kai Properties Ltd.. . . . . .   19,000  $  157,240
                                                  ----------
                                                     494,152
                                                  ----------

IRELAND (3.7%)

BANKING (2.1%)
Allied Irish Banks PLC. . . . . . . . .   13,613     218,069
                                                  ----------

BUILDING & CONSTRUCTION (1.6%)
CRH PLC . . . . . . . . . . . . . . . .    8,261     169,638
                                                  ----------
                                                     387,707
                                                  ----------

ITALY (2.3%)

OIL & GAS (2.3%)
ENI SpA . . . . . . . . . . . . . . . .   12,700     239,646
                                                  ----------

TELECOMMUNICATIONS (0.0%)
Telecom Italia SpA (b). . . . . . . . .       33          98
                                                  ----------
                                                     239,744
                                                  ----------
JAPAN (22.3%)

AUTOMOTIVE (2.4%)
Nissan Motor Co. Ltd. . . . . . . . . .   21,800     248,980
                                                  ----------

BANKING (1.1%)
Sumitomo Mitsui Financial Group, Inc. .       22     117,216
                                                  ----------

BROKERAGE SERVICES (2.2%)
Matsui Securities Co. Ltd.. . . . . . .   10,200     232,705
                                                  ----------

ELECTRONICS (4.8%)
Canon, Inc. . . . . . . . . . . . . . .    2,000      93,123
Mitsubishi Electric Corp. . . . . . . .   38,000     157,787
Sanyo Electric Co. Ltd. . . . . . . . .   16,000      83,605
Yokogawa Electric Corp. . . . . . . . .   12,000     173,332
                                                  ----------
                                                     507,847
                                                  ----------

FINANCIAL SERVICES (5.1%)
Mitsubishi Tokyo Financial Group, Inc..       21     163,815
Nomura Holdings, Inc. . . . . . . . . .    7,000     119,203
UFJ Holdings, Inc.. . . . . . . . . . .       56     269,106
                                                  ----------
                                                     552,124
                                                  ----------

IMPORT/EXPORT (1.0%)
Mitsubishi Corp.. . . . . . . . . . . .   10,000     106,000
                                                  ----------

REAL ESTATE (1.5%)
Mitsui Fudosan Co. Ltd. . . . . . . . .   18,000     162,583
                                                  ----------

RETAIL (1.1%)
Marui Co. Ltd.. . . . . . . . . . . . .    9,100     114,631
                                                  ----------

TELECOMMUNICATIONS (1.9%)
NTT DoCoMo, Inc.. . . . . . . . . . . .       90     204,068
                                                  ----------

TELEVISION (1.2%)
Fuji Television Network, Inc. . . . . .       23     124,475
                                                  ----------
                                                   2,370,629
                                                  ----------

KOREA (2.3%)

ELECTRONICS (2.3%)
Samsung Electronics Co. Ltd.. . . . . .    1,316     247,408
                                                  ----------

89
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     GARTMORE GVIT INTERNATIONAL GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION            SHARES    VALUE
-------------------------------------------------
COMMON STOCKS (CONTINUED)

NETHERLANDS (6.0%)

ELECTRONICS (2.6%)
Koninklijke (Royal) Philips
Electronics NV . . . . . . . .    9,565  $279,301
                                         --------
OIL & GAS (3.4%)
Royal Dutch Petroleum Co.. . .    6,815   359,317
                                         --------
                                          638,618
                                         --------

RUSSIA (0.4%)

OIL & GAS TRANSMISSION (0.4%)
Gazprom ADR. . . . . . . . . .    1,704    43,793
                                         --------

SPAIN (1.0%)

TELECOMMUNICATIONS (1.0%)
Telefonica SA (b). . . . . . .    6,809    99,970
                                         --------

TELEVISION (0.0%)
Antena 3 Television SA . . . .       23     1,014
                                         --------
                                          100,984
                                         --------

SWITZERLAND (8.7%)

BANKING (4.8%)
Credit Suisse Group. . . . . .    7,374   269,799
UBS AG . . . . . . . . . . . .    3,483   238,537
                                         --------
                                          508,336
                                         --------

BUILDING PRODUCTS (1.0%)
Holcim Ltd.. . . . . . . . . .    2,200   102,462
                                         --------

FOOD & BEVERAGE (0.9%)
Nestle SA. . . . . . . . . . .      400    99,939
                                         --------

PHARMACEUTICALS (2.0%)
Novartis AG. . . . . . . . . .    4,661   211,615
                                         --------
                                          922,352
                                         --------

TAIWAN (0.9%)

ELECTRONICS (0.9%)
AU Optronics Corp. ADR . . . .    8,358    99,627
                                         --------

UNITED KINGDOM (20.6%)

BANKING (1.7%)
HSBC Holdings PLC. . . . . . .   11,470   180,280
                                         --------

BUILDING & CONSTRUCTION (0.5%)
Westbury PLC . . . . . . . . .    8,095    56,516
                                         --------

E-COMMERCE (0.5%)
Lastminute.com PLC . . . . . .   14,600    58,153
                                         --------

MANUFACTURING (0.6%)
Invensys PLC . . . . . . . . .  210,000    68,608
                                         --------

MINING (2.8%)
BHP Billiton PLC . . . . . . .   14,570   127,283
Rio Tinto PLC. . . . . . . . .    5,826   160,926
                                         --------
                                          288,209
                                         --------

OIL & GAS (4.3%)
BP PLC . . . . . . . . . . . .   54,714   443,697
                                         --------

PHARMACEUTICALS (1.9%)
GlaxoSmithKline PLC. . . . . .    8,957   205,240
                                         --------

SECURITY DESCRIPTION              SHARES       VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
RETAIL (2.0%)
Boots Group PLC. . . . . . . .       8,500  $   105,145
GUS PLC. . . . . . . . . . . .       7,800      108,005
                                            -----------
                                                213,150
                                            -----------

TELECOMMUNICATIONS (4.2%)
Marconi Corp. PLC (b). . . . .      11,400      120,814
Vodafone Group PLC . . . . . .     127,982      317,313
                                            -----------
                                                438,127
                                            -----------

TELEVISION (2.1%)
Granada PLC. . . . . . . . . .     104,071      227,289
                                            -----------
                                              2,179,269
                                            -----------
TOTAL COMMON STOCKS                          10,210,259
                                            -----------

SECURITY DESCRIPTION . . . . .  PRINCIPAL   VALUE
-------------------------------------------------------

REPURCHASE AGREEMENTS (2.8%)
CS First Boston, 0.89%
dated 12/31/03, due 01/02/04,
repurchase price $129,643
(Fully collateralized by
AA Rated Corporate Bonds). . .  $  129,637      129,637
Nomura Securities, 0.89%
dated 12/31/03, due 01/02/04,
repurchase price $167,234
(Fully collateralized by
U.S. Agency Securities). . . .     167,226      167,226
                                            -----------
TOTAL REPURCHASE AGREEMENTS                     296,863
                                            -----------

TOTAL INVESTMENTS
(COST $9,316,431) (A) - 99.2%                10,507,122

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.8%                            82,237
                                            -----------

NET ASSETS - 100.0%                         $10,589,359
                                            ===========

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
GDR  Global  Depositary  Receipt

AT DECEMBER 31, 2003, THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                  UNREALIZED
                  DELIVERY  CONTRACT   MARKET    APPRECIATION
CURRENCY            DATE      VALUE     VALUE   (DEPRECIATION)
SHORT CONTRACT:
Hong Kong Dollar  01/05/04  $  77,895  $77,905  $          (10)

See  notes  to  financial  statements.

90
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      DREYFUS GVIT INTERNATIONAL VALUE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                  SHARES     VALUE
---------------------------------------------------------
COMMON STOCKS (93.7%)

AUSTRALIA (2.2%)

BANKING (0.7%)
National Australia Bank Ltd. . . . .   27,358  $  617,356
                                               ----------

INSURANCE (0.7%)
AMP Ltd. . . . . . . . . . . . . . .  145,065     547,589
HHG PLC (b). . . . . . . . . . . . .  145,065     104,927
                                               ----------
                                                  652,516
                                               ----------

OIL & GAS (0.8%)
Santos Ltd.. . . . . . . . . . . . .  129,500     670,319
                                               ----------
                                                1,940,191
                                               ----------

BELGIUM (1.1%)

BANKING (1.1%)
Dexia. . . . . . . . . . . . . . . .   55,660     959,024
Dexia Strips (b) . . . . . . . . . .   45,100         569
                                               ----------
                                                  959,593
                                               ----------

BRAZIL (0.7%)

OIL & GAS (0.4%)
Petroleo Brasileiro SA ADR . . . . .    3,250      95,030
Petroleo Brasileiro SA ADR (c) . . .    9,200     245,272
                                               ----------
                                                  340,302
                                               ----------

TELECOMMUNICATIONS (0.3%)
Telecomunicacoes Brasileiras SA ADR.    7,811     264,168
                                               ----------
                                                  604,470
                                               ----------

CHINA (0.5%)

TELECOMMUNICATIONS (0.5%)
China Mobile (Hong Kong) Ltd.. . . .  147,500     453,124
                                               ----------

DENMARK (0.2%)

BANKING (0.2%)
Danske Bank A/S. . . . . . . . . . .    9,400     220,543
                                               ----------

FINLAND (1.9%)

FINANCIAL SERVICES (0.7%)
Sampo Oyj. . . . . . . . . . . . . .   61,850     639,720
                                               ----------

PAPER PRODUCTS (0.6%)
UPM-Kymmene Oyj. . . . . . . . . . .   29,300     558,798
                                               ----------

TELECOMMUNICATIONS (0.6%)
Nokia Oyj ADR. . . . . . . . . . . .   31,546     536,282
                                               ----------
                                                1,734,800
                                               ----------

FRANCE (7.3%)

AUDIO/VIDEO PRODUCTS (1.2%)
Thomson. . . . . . . . . . . . . . .   48,600   1,034,159
                                               ----------

BANKING (0.7%)
Banque Nationale de Paris SA . . . .    9,230     581,182
                                               ----------

INSURANCE (0.5%)
Assurances Generales de France . . .    7,778     422,452
                                               ----------

MACHINERY (0.5%)
Schneider Electric SA. . . . . . . .    6,860     449,084
                                               ----------

MEDICAL (1.6%)
Aventis SA . . . . . . . . . . . . .   22,350   1,477,217
                                               ----------

OIL & GAS (1.6%)

TotalFinaElf SA. . . . . . . . . . .    4,000     743,692
TotalFinaElf SA ADR. . . . . . . . .    7,741     716,120
                                               ----------
                                                1,459,812
                                               ----------

RUBBER - TIRES (0.7%)
Michelin . . . . . . . . . . . . . .   14,353     658,630
                                               ----------

STEEL (0.5%)
Arcelor. . . . . . . . . . . . . . .   24,320     423,943
                                               ----------
                                                6,506,479
                                               ----------

GERMANY (5.2%)

AIRLINES (0.6%)
Deutsche Lufthansa AG. . . . . . . .   32,610     545,008
                                               ----------

AUTOMOTIVE (0.9%)
Volkswagen AG. . . . . . . . . . . .   14,620     817,856
                                               ----------

BANKING (0.7%)
Deutsche Bank AG . . . . . . . . . .    7,600     631,735
                                               ----------

ELECTRIC & GAS (1.5%)
E.On AG. . . . . . . . . . . . . . .   20,272   1,327,854
                                               ----------

RETAIL (0.6%)
KarstadtQuelle AG. . . . . . . . . .   20,900     519,336
                                               ----------

TRANSPORTATION (0.9%)
Deutsche Post AG . . . . . . . . . .   39,260     808,177
                                               ----------
                                                4,649,966
                                               ----------

GREECE (1.0%)

TELECOMMUNICATIONS (1.0%)
Hellenic Telecommunications
Organization SA. . . . . . . . . . .   70,247     928,592
Hellenic Telecommunications
Organization SA ADR. . . . . . . . .        1           7
                                               ----------
                                                  928,599
                                               ----------

HONG KONG (1.4%)

BANKING (0.3%)
Bank of East Asia Ltd. . . . . . . .   96,211     295,563
                                               ----------

DIVERSIFIED OPERATIONS (0.3%)
Swire Pacific Ltd. Class A . . . . .   49,700     306,640
                                               ----------

REAL ESTATE DEVELOPMENT (0.3%)
Sun Hung Kai Properties Ltd. . . . .   36,000     297,929
                                               ----------

TRANSPORTATION (0.5%)
MTR Corp. Ltd. . . . . . . . . . . .  262,715     346,853
                                               ----------
                                                1,246,985
                                               ----------

IRELAND (1.4%)

BANKING (1.4%)
Bank of Ireland. . . . . . . . . . .   93,155   1,269,012
                                               ----------

ITALY (3.2%)

AEROSPACE & DEFENSE (0.9%)
Finmeccanica SpA . . . . . . . . . .  996,940     780,902
                                               ----------

91
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                        GARTMORE VARIABLE INSURANCE TRUST
                      DREYFUS GVIT INTERNATIONAL VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                  SHARES      VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)

ITALY (CONTINUED)
BANKING (1.1%)
Banche Popolari Unite Scrl (b) . . .   13,650  $   247,242
Sanpaolo IMI SpA . . . . . . . . . .   14,082      183,663
UniCredito Italiano SpA. . . . . . .  103,300      557,673
                                               -----------
                                                   988,578
                                               -----------

OIL & GAS (1.2%)
Eni SpA. . . . . . . . . . . . . . .   55,760    1,052,180
                                               -----------
                                                 2,821,660
                                               -----------

JAPAN (24.4%)

ADVERTISING (0.6%)
Dentsu, Inc. . . . . . . . . . . . .      106      534,105
                                               -----------

APPLIANCES (0.8%)
Rinnai Corp. . . . . . . . . . . . .   31,400      745,666
                                               -----------

AUTOMOTIVE (3.5%)
Fuji Heavy Industries Ltd. . . . . .   90,500      439,115
Honda Motor Co. Ltd. . . . . . . . .   29,700    1,319,137
Toyota Motor Corp. . . . . . . . . .   18,300      618,139
Yamaha Motor Co. Ltd.. . . . . . . .   67,000      730,830
                                               -----------
                                                 3,107,221
                                               -----------

BANKING (0.7%)
The 77 Bank Ltd. . . . . . . . . . .  109,000      614,314
                                               -----------

BUILDING & CONSTRUCTION (0.5%)
Sekisui House Ltd. . . . . . . . . .   44,500      459,658
                                               -----------

CHEMICALS (1.9%)
Shin-Etsu Chemical Co. Ltd.. . . . .   17,600      719,306
Sumitomo Bakelite Co. Ltd. . . . . .   61,000      397,863
Sumitomo Chemical Co. Ltd. . . . . .  141,500      583,587
                                               -----------
                                                 1,700,756
                                               -----------

COMPUTERS (0.6%)
TDK Corp.. . . . . . . . . . . . . .    7,200      518,653
                                               -----------

CONVENIENCE STORES (0.9%)
Lawson, Inc. . . . . . . . . . . . .   22,900      782,066
                                               -----------

COSMETICS & TOILETRIES (1.4%)
Kao Corp.. . . . . . . . . . . . . .   36,000      732,295
Shiseido Co. Ltd.. . . . . . . . . .   40,000      486,330
                                               -----------
                                                 1,218,625
                                               -----------

DRUGSTORES (0.8%)
Matsumotokiyoshi Co. Ltd.. . . . . .   30,800      691,182
                                               -----------

ELECTRONIC COMPONENTS (2.2%)
Mabuchi Motor Co. Ltd. . . . . . . .   10,000      769,805
Minebea Co. Ltd. . . . . . . . . . .  135,000      685,266
Murata Manufacturing Co. Ltd.. . . .   10,100      545,666
                                               -----------
                                                 2,000,737
                                               -----------

ELECTRONICS (0.6%)
Funai Electric Co. Ltd.. . . . . . .    3,800      521,583
                                               -----------

FINANCIAL SERVICES (3.3%)
Aiful Corp.. . . . . . . . . . . . .   12,150      888,831
Credit Saison Co.. . . . . . . . . .   60,500    1,366,146
Shohkoh Fund & Co. Ltd.. . . . . . .    5,350      685,910
                                               -----------
                                                 2,940,887
                                               -----------

MACHINERY (0.2%)
Fuji Machine Manufacturing Co. Ltd..   14,700      186,545
                                               -----------

OFFICE AUTOMATION & EQUIPMENT (0.9%)
Canon, Inc.. . . . . . . . . . . . .   18,000      838,108
                                               -----------

PHARMACEUTICALS (2.0%)
Eisai Co. Ltd. . . . . . . . . . . .   30,000      808,995
Takeda Chemical Industries Ltd.. . .   23,400      927,965
                                               -----------
                                                 1,736,960
                                               -----------

PHOTOGRAPHIC PRODUCTS (0.9%)
Fuji Photo Film Co. Ltd. . . . . . .   24,000      774,844
                                               -----------

RESTAURANTS (0.8%)
Skylark Co. Ltd. . . . . . . . . . .   44,400      733,302
                                               -----------

TELECOMMUNICATIONS (0.7%)
Nippon Telegraph & Telephone Corp. .      134      646,431
                                               -----------

TRANSPORTATION (1.1%)
Nippon Express Co. Ltd.. . . . . . .  213,000    1,005,673
                                               -----------
                                                21,757,316
                                               -----------

KOREA (1.1%)

STEEL (0.5%)
POSCO ADR. . . . . . . . . . . . . .   13,000      441,610
                                               -----------

UTILITIES (0.6%)
Korea Electric Power Corp. ADR . . .   53,700      557,943
                                               -----------
                                                   999,553
                                               -----------

MEXICO (1.0%)

FOOD & BEVERAGES (0.5%)
Coca-Cola Femsa S.A. de C.V. ADR (b)   20,800      441,792
                                               -----------

TELECOMMUNICATIONS (0.5%)
Telefonos de Mexico SA de CV ADR . .   14,016      462,948
                                               -----------
                                                   904,740
                                               -----------

NETHERLANDS (7.5%)

BANKING (2.3%)
ABN AMRO Holding NV. . . . . . . . .   25,547      597,750
Fortis NV. . . . . . . . . . . . . .   71,860    1,447,531
                                               -----------
                                                 2,045,281
                                               -----------

CHEMICALS (1.1%)
Akzo Nobel NV. . . . . . . . . . . .   25,590      987,706
                                               -----------

ELECTRONICS (0.7%)
Koninklijke (Royal) Philips
Electronics NV . . . . . . . . . . .    3,400       99,281
Koninklijke (Royal) Philips
Electronics NV ADR . . . . . . . . .   17,050      495,984
                                               -----------
                                                   595,265
                                               -----------

FOOD & BEVERAGES (0.7%)
Heineken NV. . . . . . . . . . . . .   15,713      598,354
                                               -----------

HOME FURNISHING (0.6%)
Hunter Douglas NV. . . . . . . . . .   10,867      508,670
                                               -----------

HUMAN RESOURCES (0.2%)
Vedior NV. . . . . . . . . . . . . .   11,363      177,726
                                               -----------

92
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      DREYFUS GVIT INTERNATIONAL VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                      SHARES     VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)

NETHERLANDS (CONTINUED)

OIL & GAS (0.7%)
Royal Dutch Petroleum Co.. . . . . . . .   12,200  $  643,238
                                                   ----------

PRINTING & PUBLISHING (1.0%)
Wolters Kluwer NV. . . . . . . . . . . .   59,369     928,576
                                                   ----------

WHOLESALE DISTRIBUTION (0.2%)
Buhrmann NV. . . . . . . . . . . . . . .   17,048     148,589
                                                   ----------
                                                    6,633,405
                                                   ----------

NEW ZEALAND (0.9%)

PAPER & RELATED PRODUCTS (0.2%)
Carter Holt Harvey Ltd.. . . . . . . . .  173,300     213,907
                                                   ----------

TELECOMMUNICATIONS (0.7%)
Telecom Corp. of New Zealand Ltd.. . . .  155,405     547,907
                                                   ----------
                                                      761,814
                                                   ----------

NORWAY (1.4%)

OIL & GAS (1.4%)
Norsk Hydro ASA. . . . . . . . . . . . .   10,350     638,630
Statoil ASA. . . . . . . . . . . . . . .   50,490     567,299
                                                   ----------
                                                    1,205,929
                                                   ----------

PORTUGAL (1.3%)

TELECOMMUNICATIONS (0.5%)
Portugal Telecom SA. . . . . . . . . . .   43,648     439,342
                                                   ----------

UTILITIES (0.8%)
Electricidade de Portugal SA . . . . . .  255,720     674,135
                                                   ----------
                                                    1,113,477
                                                   ----------

SINGAPORE (1.8%)

BANKING (1.3%)
DBS Group Holdings Ltd.. . . . . . . . .  127,100   1,100,141
                                                   ----------

ENGINEERING (0.2%)
Singapore Technologies Engineering Ltd..  134,500     161,562
                                                   ----------

TELECOMMUNICATIONS (0.3%)
MobileOne Ltd. . . . . . . . . . . . . .  349,100     308,338
                                                   ----------
                                                    1,570,041
                                                   ----------

SOUTH AFRICA (0.6%)

BANKING (0.4%)
Nedcor Ltd.. . . . . . . . . . . . . . .   42,400     394,019
                                                   ----------

INSURANCE (0.2%)
Old Mutual PLC . . . . . . . . . . . . .   84,200     138,672
                                                   ----------
                                                      532,691
                                                   ----------

SPAIN (2.2%)

OIL & GAS (0.9%)
Repsol YPF SA ADR. . . . . . . . . . . .   40,470     791,189
                                                   ----------

UTILITIES (1.3%)
Endesa SA. . . . . . . . . . . . . . . .   61,546   1,183,874
                                                   ----------
                                                    1,975,063
                                                   ----------

SWEDEN (0.8%)

BANKING (0.2%)
Nordea AB. . . . . . . . . . . . . . . .   19,400     145,595
                                                   ----------

FINANCIAL SERVICES (0.6%)
Investor AB Class B. . . . . . . . . . .   57,280     553,272
                                                   ----------
                                                      698,867
                                                   ----------

SWITZERLAND (5.7%)

BANKING (1.3%)
United Bank of Switzerland AG. . . . . .   17,090   1,170,425
                                                   ----------

CHEMICALS (0.6%)
Clariant AG (b). . . . . . . . . . . . .   33,740     497,882
                                                   ----------

FOOD & BEVERAGES (1.4%)
Nestle SA. . . . . . . . . . . . . . . .    5,140   1,284,221
                                                   ----------

INSURANCE (0.7%)
Zurich Financial Services AG . . . . . .    4,500     647,665
                                                   ----------

PHARMACEUTICALS (1.7%)
Novartis AG. . . . . . . . . . . . . . .   32,690   1,484,166
                                                   ----------
                                                    5,084,359
                                                   ----------

TAIWAN (0.5%)

SEMICONDUCTOR COMPONENTS (0.5%)
United Microelectronics Corp. ADR (b). .   88,991     440,505
                                                   ----------

UNITED KINGDOM (18.4%)

AEROSPACE & DEFENSE (0.6%)
British Aerospace PLC. . . . . . . . . .  168,566     507,709
                                                   ----------

AIRPORT (0.5%)
BAA PLC. . . . . . . . . . . . . . . . .   50,800     451,288
                                                   ----------

AUTO PARTS & EQUIPMENT (1.1%)
GKN PLC. . . . . . . . . . . . . . . . .  214,200   1,023,813
                                                   ----------

BANKING (2.5%)
Barclays PLC . . . . . . . . . . . . . .   97,922     873,408
Lloyds TSB Group PLC . . . . . . . . . .   55,100     441,895
Royal Bank of Scotland Group PLC . . . .   29,800     878,084
                                                   ----------
                                                    2,193,387
                                                   ----------

CHEMICALS (1.0%)
BOC Group PLC. . . . . . . . . . . . . .   57,203     874,001
                                                   ----------

CONTAINERS - METAL/GLASS (0.6%)
Rexam PLC. . . . . . . . . . . . . . . .   64,526     494,100
                                                   ----------

FOOD & BEVERAGES (3.7%)
Allied Domecq PLC. . . . . . . . . . . .  182,100   1,405,003
Cadbury Schweppes PLC. . . . . . . . . .  153,168   1,124,880
Sainsbury (J) PLC. . . . . . . . . . . .  139,762     782,485
                                                   ----------
                                                    3,312,368
                                                   ----------

INDUSTRIAL GOODS & SERVICES (0.8%)
Bunzl PLC. . . . . . . . . . . . . . . .   92,557     707,086
                                                   ----------

MINING (1.0%)
Rio Tinto PLC. . . . . . . . . . . . . .   33,770     932,796
                                                   ----------

93
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      DREYFUS GVIT INTERNATIONAL VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                SHARES       VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
OIL & GAS (2.3%)
Centrica PLC . . . . . . . . . .     175,800  $   664,035
Shell Transportation & Trading
Co. PLC. . . . . . . . . . . . .     189,417    1,408,899
                                              ------------
                                                2,072,934
                                              ------------

PHARMACEUTICALS (1.4%)
GlaxoSmithKline PLC. . . . . . .      52,820    1,210,314
                                              ------------

RETAIL (1.1%)
Marks & Spencer Group PLC. . . .     193,300    1,000,045
                                              ------------

TELECOMMUNICATIONS (0.9%)
BT Group PLC . . . . . . . . . .     228,800      771,047
                                              ------------

UTILITIES (0.9%)
Scottish & Southern Energy PLC .      70,010      843,461
                                              ------------
                                               16,394,349
                                              ------------
TOTAL COMMON STOCKS                            83,407,531
                                              ------------

SECURITY DESCRIPTION . . . . . .  PRINCIPAL   VALUE
----------------------------------------------------------

REPURCHASE AGREEMENTS (5.3%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $2,049,328
(Fully collateralized by
AA Rated Corporate Bonds). . . .  $2,049,227    2,049,227
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $2,643,534
(Fully collateralized by
U.S. Agency Securities). . . . .   2,643,403    2,643,403
                                              ------------
TOTAL REPURCHASE AGREEMENTS                     4,692,630
                                              ------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (5.6%)

REPURCHASE AGREEMENT (5.6%)

Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $5,023,098
(Fully collateralized by
U.S. Agency Securities). . . . .  $5,022,805  $ 5,022,805
                                              ------------
TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                 5,022,805
                                              ------------

TOTAL INVESTMENTS
(COST $78,994,575) (A) - 104.6%                93,122,966

LIABILITIES IN EXCESS
OF OTHER ASSETS - (4.6)%                       (4,091,025)
                                              ------------

NET ASSETS - 100.0%                           $89,031,941
                                              ============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Preferred  stocks.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

94
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
               GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------------------------------------------------
MUTUAL FUNDS (100.7%)

EQUITY FUNDS (95.7%)
Nationwide International Index Fund,
Institutional Class * . . . . . . . .  3,997,065  $28,698,926
Nationwide Mid Cap Market
Index Fund, Institutional Class * . .  1,143,479   14,179,137
Nationwide S&P 500 Index Fund,
Institutional Class * . . . . . . . .  2,988,526   28,659,960
Nationwide Small Cap Index Fund,
Institutional Class * . . . . . . . .    876,083    9,374,086
One Group Equity Index Fund,
Institutional Class . . . . . . . . .    371,762    9,442,746
                                                  ------------
                                                   90,354,855
                                                  ------------

FIXED INCOME FUNDS (5.0%)
Nationwide Bond Index Fund,
Institutional Class * . . . . . . . .    431,246    4,760,961
                                                  ------------
TOTAL MUTUAL FUNDS                                 95,115,816
                                                  ------------

TOTAL INVESTMENTS
(COST $84,424,998) (A) - 100.7%                    95,115,816

LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.7)%                             (615,879)
                                                  ------------

NET ASSETS - 100.0%                               $94,499,937
                                                  ============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

95
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                     SHARES       VALUE
---------------------------------------------------------------
MUTUAL FUNDS (98.0%)

EQUITY FUNDS (80.4%)
Nationwide International Index Fund,
Institutional Class * . . . . . . . .  10,231,303  $ 73,460,752
Nationwide Mid Cap Market
Index Fund, Institutional Class * . . 3,512,335 43,552,957 Nationwide S&P 500 Index Fund,
Institutional Class * . . . . . . . .   7,651,139    73,374,421
Nationwide Small Cap Index Fund,
Institutional Class * . . . . . . . .   1,345,491    14,396,754
One Group Equity Index Fund,
Institutional Class . . . . . . . . .   1,142,481    29,019,028
                                                   ------------
                                                    233,803,912
                                                   ------------

FIXED INCOME FUNDS (17.6%)
Gartmore Morley Enhanced
Income Fund, Institutional Class *. . 788,918 7,305,385 Nationwide Bond Index Fund,
Institutional Class * . . . . . . . .   3,973,897    43,871,821
                                                   ------------
                                                     51,177,206
                                                   ------------
TOTAL MUTUAL FUNDS                                  284,981,118
                                                   ------------

SECURITY DESCRIPTION              PRINCIPAL       VALUE
-----------------------------------------------------------
FIXED CONTRACT (2.5%)

FIXED INCOME FUNDS (2.5%)
Nationwide Fixed Contract,
3.70% * (b). . . . . . . . . . .  $7,263,870  $  7,263,870
                                              -------------
TOTAL FIXED CONTRACT                             7,263,870
                                              -------------

TOTAL INVESTMENTS
(COST $257,492,796) (A) - 100.5%               292,244,988

LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.5)%                        (1,578,659)
                                              -------------

NET ASSETS - 100.0%                           $290,666,329
                                              =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment in affiliate.
See  notes  to  financial  statements.

96
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31. 2003

SECURITY DESCRIPTION                     SHARES       VALUE
---------------------------------------------------------------
MUTUAL FUNDS (92.7%)

EQUITY FUNDS (60.1%)
Nationwide International Index Fund,
Institutional Class * . . . . . . . .  11,935,453  $ 85,696,552
Nationwide Mid Cap Market Index
Fund, Institutional Class * . . . . .   4,552,456    56,450,458
Nationwide S&P 500 Index Fund,
Institutional Class * . . . . . . . .  17,809,814   170,796,115
Nationwide Small Cap Index Fund,
Institutional Class * . . . . . . . .   2,615,838    27,989,465
                                                   ------------
                                                    340,932,590
                                                   ------------

FIXED INCOME FUNDS (32.6%)
Gartmore Morley Enhanced Income
Fund, Institutional Class * . . . . .   4,601,536    42,610,227
Nationwide Bond Index Fund,
Institutional Class * . . . . . . . .  12,877,038   142,162,502
                                                   ------------
                                                    184,772,729
                                                   ------------
TOTAL MUTUAL FUNDS                                  525,705,319
                                                   ------------

SECURITY DESCRIPTION               PRINCIPAL       VALUE
------------------------------------------------------------
FIXED CONTRACT (7.5%)

FIXED INCOME FUNDS (7.5%)
Nationwide Fixed Contract,
3.70% * (b). . . . . . . . . . .  $42,495,807  $ 42,495,807
                                               -------------
TOTAL FIXED CONTRACT                             42,495,807
                                               -------------

TOTAL INVESTMENTS
(COST $510,772,660) (A) - 100.2%                568,201,126

LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.2)%                         (1,285,241)
                                               -------------

NET ASSETS - 100.0%                            $566,915,885
                                               =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

97
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
        GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------------------------------------------------
MUTUAL FUNDS (87.7%)

EQUITY FUNDS (40.1%)
Nationwide International Index Fund,
Institutional Class * . . . . . . . .  3,627,459  $ 26,045,155
Nationwide Mid Cap Market
Index Fund, Institutional Class * . . 2,075,405 25,735,022 Nationwide S&P 500 Index Fund,
Institutional Class * . . . . . . . .  5,412,820    51,908,948
                                                  ------------
                                                   103,689,125
                                                  ------------

FIXED INCOME FUNDS (47.6%)
Gartmore Morley Enhanced Income
Fund, Institutional Class * . . . . .  3,496,290    32,375,649
Nationwide Bond Index Fund,
Institutional Class * . . . . . . . .  8,218,636    90,733,739
                                                  ------------
                                                   123,109,388
                                                  ------------
TOTAL MUTUAL FUNDS                                 226,798,513
                                                  ------------

SECURITY DESCRIPTION               PRINCIPAL       VALUE
------------------------------------------------------------
FIXED CONTRACT (12.5%)

FIXED INCOME FUNDS (12.5%)
Nationwide Fixed Contract,
3.70% *(b) . . . . . . . . . . .  $32,275,117  $ 32,275,117
                                               -------------
TOTAL FIXED CONTRACT                             32,275,117
                                               -------------

TOTAL INVESTMENTS
(COST $239,983,330) (A) - 100.2%                259,073,630

LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.2)%                           (545,026)
                                               -------------

NET ASSETS - 100.0%                            $258,528,604
                                               =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

98
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
              GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------------------------------------------------
MUTUAL FUNDS (80.0%)

EQUITY FUNDS (20.0%)
Nationwide International Index Fund,
Institutional Class * . . . . . . . .  1,333,403  $  9,573,833
Nationwide Mid Cap Market
Index Fund, Institutional Class * . . 762,863 9,459,499 Nationwide S&P 500 Index Fund,
Institutional Class * . . . . . . . .  1,989,656    19,080,805
                                                  ------------
                                                    38,114,137
                                                  ------------

FIXED INCOME FUNDS (55.0%)
Gartmore Morley Enhanced
Income Fund, Institutional Class *. . 4,112,532 38,082,045 Nationwide Bond Index Fund,
Institutional Class * . . . . . . . .  6,042,027    66,703,982
                                                  ------------
                                                   104,786,027
                                                  ------------

MONEY MARKET FUND (5.0%)
Gartmore Money Market Fund,
Institutional Class * . . . . . . . .  9,520,511     9,520,511
                                                  ------------
TOTAL MUTUAL FUNDS                                 152,420,675
                                                  ------------

SECURITY DESCRIPTION              PRINCIPAL      VALUE
----------------------------------------------------------
FIXED CONTRACT (19.9%)

FIXED INCOME FUNDS (19.9%)
Nationwide Fixed Contract,
3.70% * (b) . . . . . . . . . .  $38,075,669  $ 38,075,669
                                              ------------
TOTAL FIXED CONTRACT                            38,075,669
                                              ------------

TOTAL INVESTMENTS
(COST $183,395,095) (A) - 99.9%                190,496,344

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.1%                              127,159
                                              ------------

NET ASSETS - 100.0%                           $190,623,503
                                              ============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

99
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     GARTMORE GVIT U.S. GROWTH LEADERS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                    SHARES     VALUE
-----------------------------------------------------------
COMMON STOCKS (96.5%)

AEROSPACE/DEFENSE (3.2%)
United Technologies Corp.. . . . . . .   21,840  $2,069,777
                                                 ----------

BANKS (6.2%)
New York Community Bancorp, Inc. . . .   55,230   2,101,502
U.S. Bancorp . . . . . . . . . . . . .   66,080   1,967,862
                                                 ----------
                                                  4,069,364
                                                 ----------

CASINO HOTELS (3.7%)
Mandalay Resort Group. . . . . . . . .   54,000   2,414,880
                                                 ----------

COMPUTER NETWORKS (3.9%)
Cisco Systems, Inc. (b). . . . . . . .  103,660   2,517,901
                                                 ----------

COMPUTER SOFTWARE & SERVICES (12.3%)
SAP AG ADR - DE. . . . . . . . . . . .   53,890   2,239,668
Symantec Corp. (b) . . . . . . . . . .   72,480   2,511,432
Veritas Software Corp. (b) . . . . . .   62,960   2,339,594
Yahoo!, Inc. (b) . . . . . . . . . . .   21,500     971,155
                                                 ----------
                                                  8,061,849
                                                 ----------

CONGLOMERATES (3.5%)
3M Co. . . . . . . . . . . . . . . . .   27,000   2,295,810
                                                 ----------

CONSUMER PRODUCTS (2.5%)
Gillette Co. (The) . . . . . . . . . .   44,140   1,621,262
                                                 ----------

FINANCIAL SERVICES (7.1%)
Capital One Financial Corp.. . . . . .   34,340   2,104,699
Merrill Lynch & Co., Inc.. . . . . . .   43,010   2,522,536
                                                 ----------
                                                  4,627,235
                                                 ----------

HEALTHCARE (6.4%)
Boston Scientific Corp. (b). . . . . .   58,280   2,142,373
St. Jude Medical, Inc. (b) . . . . . .   33,140   2,033,139
                                                 ----------
                                                  4,175,512
                                                 ----------

INSURANCE (2.5%)
AFLAC, Inc.. . . . . . . . . . . . . .   45,440   1,644,019
                                                 ----------

OIL & GAS (2.6%)
Halliburton Co.. . . . . . . . . . . .   64,780   1,684,280
                                                 ----------

PHARMACEUTICALS (10.6%)
Forest Laboratories, Inc., Class A (b)   41,520   2,565,936
Pfizer, Inc. . . . . . . . . . . . . .   66,930   2,364,637
Watson Pharmaceuticals, Inc. (b) . . .   42,490   1,954,540
                                                 ----------
                                                  6,885,113
                                                 ----------

RESTAURANTS (2.7%)
Applebee's International, Inc. . . . .   44,720   1,756,154
                                                 ----------

RETAIL (10.8%)
Best Buy Co., Inc. . . . . . . . . . .   40,600   2,120,944
Foot Locker, Inc.. . . . . . . . . . .   28,540     669,263
Lowe's Cos., Inc.. . . . . . . . . . .   42,050   2,329,150
Tiffany & Co.. . . . . . . . . . . . .   43,000   1,943,600
                                                 ----------
                                                  7,062,957
                                                 ----------

SEMICONDUCTORS (15.2%)
Emulex Corp. (b) . . . . . . . . . . .   88,240   2,354,243
Intel Corp.. . . . . . . . . . . . . .   68,680   2,211,496
Lam Research Corp. (b) . . . . . . . .   69,800   2,254,540
National Semiconductor Corp. (b) . . .   80,130   3,157,924
                                                 ----------
                                                  9,978,203
                                                 ----------

SECURITY DESCRIPTION                    SHARES         VALUE
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS (3.3%)
ADTRAN, Inc. . . . . . . . . . . . .       68,820  $  2,133,420
                                                   -------------
TOTAL COMMON STOCKS                                  62,997,736
                                                   -------------

SECURITY DESCRIPTION                   PRINCIPAL       VALUE
----------------------------------------------------------------

REPURCHASE AGREEMENTS (3.4%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $958,956
(Fully collateralized by
AA Rated Corporate Bonds). . . . . .  $   958,909       958,909
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $1,237,005
(Fully collateralized by
U.S. Agency Securities). . . . . . .    1,236,944     1,236,944
                                                   -------------
TOTAL REPURCHASE AGREEMENTS                           2,195,853
                                                   -------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (24.1%)

YANKEE CERTIFICATE OF DEPOSIT (0.2%)
Banco Bilbao Viz Argentaria, N.Y.,
1.18%, 03/23/05 (c). . . . . . . . .      123,974       123,974
                                                   -------------
REPURCHASE AGREEMENT (23.9%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $15,594,086
(Fully collateralized by
U.S. Agency Securities). . . . . . .   15,593,176    15,593,176
                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                      15,717,150
                                                   -------------

TOTAL INVESTMENTS
(COST $76,776,372) (A) - 124.0%                      80,910,739

LIABILITIES IN EXCESS
OF OTHER ASSETS - (24.0)%                           (15,651,397)
                                                   -------------

NET ASSETS - 100.0%                                $ 65,259,342
                                                   =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2003.
ADR  American  Depositary  Receipt
DE   Germany See notes to financial statements.

100
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT GLOBAL UTILITIES FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                  SHARES      VALUE
----------------------------------------------------------
COMMON STOCKS (96.3%)

CANADA (6.5%)

GAS & ELECTRIC UTILITY (3.4%)
Enbridge, Inc.. . . . . . . . . . .      3,745  $  155,625
TransCanada Corp. . . . . . . . . .      7,375     159,114
                                                ----------
                                                   314,739
                                                ----------

TELECOMMUNICATIONS (3.1%)
Telus Corp. . . . . . . . . . . . .     15,343     287,329
                                                ----------
                                                   602,068
                                                ----------

FINLAND (2.1%)

OIL & GAS UTILITY (2.1%)
Fortum Oyj. . . . . . . . . . . . .     18,711     193,057
                                                ----------

FRANCE (4.5%)

TELECOMMUNICATIONS (2.6%)
France Telecom SA (b) . . . . . . .      8,600     245,807
                                                ----------

WATER UTILITY (1.9%)
Suez SA . . . . . . . . . . . . . .      6,790     136,433
Veolia Environment. . . . . . . . .      1,352      36,324
                                                ----------
                                                   172,757
                                                ----------
                                                   418,564
                                                ----------

GERMANY (6.7%)

GAS & ELECTRIC UTILITY (4.0%)
E. ON AG. . . . . . . . . . . . . .      4,591     300,719
RWE AG. . . . . . . . . . . . . . .      1,820      72,543
                                                ----------
                                                   373,262
                                                ----------

TELECOMMUNICATIONS (2.7%)
Deutsche Telekom AG (b) . . . . . .     13,427     246,252
                                                ----------
                                                   619,514
                                                ----------

GREECE (0.6%)

ELECTRIC UTILITY (0.6%)
Public Power Corp.. . . . . . . . .      2,120      52,412
                                                ----------

ITALY (2.8%)

ELECTRIC UTILITY (2.1%)
Enel SpA. . . . . . . . . . . . . .     28,990     197,094
                                                ----------

TELECOMMUNICATIONS (0.7%)
Telecom Italia SpA (b). . . . . . .     20,490      60,736
                                                ----------
                                                   257,830
                                                ----------

JAPAN (8.5%)

ELECTRIC UTILITY (4.0%)
Chubu Electric Power Co., Inc.. . .      5,800     120,957
Kansai Electric Power Co., Inc. . .      6,300     110,398
Tokyo Electric Power Co., Inc.. . .      6,300     138,146
                                                ----------
                                                   369,501
                                                ----------

TELECOMMUNICATIONS (4.5%)
Nippon Telegraph & Telephone Corp..         46     221,909
NTT DoCoMo, Inc.. . . . . . . . . .         85     192,731
                                                ----------
                                                   414,640
                                                ----------
                                                   784,141
                                                ----------

MEXICO (0.5%)

TELECOMMUNICATIONS (0.5%)
America Movil SA de CV ADR. . . . .      1,649  $   45,084
                                                ----------

NETHERLANDS (0.7%)

TELECOMMUNICATIONS (0.7%)
Koninklijke KPN NV (b). . . . . . .      8,850      68,317
                                                ----------

NORWAY (0.8%)

TELECOMMUNICATIONS (0.8%)
Telenor ASA . . . . . . . . . . . .     11,450      74,867
                                                ----------

PORTUGAL (2.8%)

ELECTRIC UTILITY (1.4%)
Electricidade de Portugal SA. . . .     48,650     128,253
                                                ----------

TELECOMMUNICATIONS (1.4%)
Portugal Telecom SA . . . . . . . .     12,740     128,235
                                                ----------
                                                   256,488
                                                ----------

SPAIN (11.0%)

ELECTRIC UTILITY (3.4%)
Endesa SA . . . . . . . . . . . . .      6,370     122,531
Iberdrola SA. . . . . . . . . . . .      5,310     104,954
Union Fenosa SA . . . . . . . . . .      4,690      88,085
                                                ----------
                                                   315,570
                                                ----------

GAS UTILITY (1.6%)
Enagas. . . . . . . . . . . . . . .     13,680     148,395
                                                ----------

TELECOMMUNICATIONS (6.0%)
Telefonica SA . . . . . . . . . . .     37,340     548,231
                                                ----------

TELEVISION (0.0%)
Antena 3 Television SA (b). . . . .         97       4,275
                                                ----------
                                                 1,016,471
                                                ----------

UNITED KINGDOM (19.7%)

ELECTRIC UTILITY (2.4%)
National Grid Group PLC . . . . . .     13,530      96,944
Scottish & Southern Energy PLC. . .     10,200     122,887
                                                ----------
                                                   219,831
                                                ----------

GAS UTILITY (1.2%)
Centrica PLC. . . . . . . . . . . .     29,370     110,937
                                                ----------

TELECOMMUNICATIONS (14.3%)
BT Group PLC. . . . . . . . . . . .     48,357     162,961
Vodafone Group PLC. . . . . . . . .    468,590   1,161,803
                                                ----------
                                                 1,324,764
                                                ----------

WATER UTILITY (1.8%)
AWG PLC (b) . . . . . . . . . . . .      8,530      82,000
AWG PLC Redeemable Shares (b) . . .  1,125,600       1,874
Severn Trent PLC. . . . . . . . . .      6,370      85,410
                                                ----------
                                                   169,284
                                                ----------
                                                 1,824,816
                                                ----------

101
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT GLOBAL UTILITIES FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                       SHARES       VALUE
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)

UNITED STATES (29.1%)
ELECTRIC UTILITY (3.3%)
Edison International (b). . . . . . . .       2,330  $   51,097
Entergy Corp. . . . . . . . . . . . . .       3,170     181,102
FPL Group, Inc. . . . . . . . . . . . .       1,175      76,869
                                                     -----------
                                                        309,068
                                                     -----------

GAS & ELECTRIC UTILITY (9.8%)
Constellation Energy Group, Inc.. . . .       2,045      80,082
Dominion Resources, Inc.. . . . . . . .       4,261     271,979
Exelon Corp.. . . . . . . . . . . . . .       3,006     199,478
NiSource, Inc.. . . . . . . . . . . . .       8,540     187,368
Sempra Energy . . . . . . . . . . . . .       5,702     171,402
                                                     -----------
                                                        910,309
                                                     -----------

GAS UTILITY (0.6%)
FirstEnergy Corp. . . . . . . . . . . .       1,635      57,552
                                                     -----------

TELECOMMUNICATIONS (15.4%)
AT&T Wireless Services, Inc. (b). . . .       5,820      46,502
BellSouth Corp. . . . . . . . . . . . .      10,980     310,734
Nextel Communications, Inc. Class A (b)       5,520     154,891
SBC Communications, Inc.. . . . . . . .      13,639     355,569
Verizon Communications, Inc.. . . . . .      15,691     550,439
                                                     -----------
                                                      1,418,135
                                                     -----------
                                                      2,695,064
                                                     -----------
TOTAL COMMON STOCKS                                   8,908,693
                                                     -----------

SECURITY DESCRIPTION. . . . . . . . . .  PRINCIPAL   VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS (6.0%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $243,323
(Fully collateralized by
AA Rated Corporate Bonds) . . . . . . .  $  243,311  $  243,311
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $313,875
(Fully collateralized by
U.S. Agency Securities) . . . . . . . .     313,860     313,860
                                                     -----------
TOTAL REPURCHASE AGREEMENTS                             557,171
                                                     -----------

TOTAL INVESTMENTS
(COST $8,127,915) (A) - 102.3%                        9,465,864

LIABILITIES IN EXCESS
OF OTHER ASSETS - (2.3)%                               (216,856)
                                                     -----------

NET ASSETS - 100.0%                                  $9,249,008
                                                     ===========

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt

AT DECEMBER 31, 2003, THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                       UNREALIZED
                      DELIVERY  CONTRACT    MARKET    APPRECIATION
CURRENCY                DATE      VALUE     VALUE    (DEPRECIATION)
--------------------------------------------------------------------
LONG CONTRACTS:
British Pound. . . .  01/02/04  $ 153,851  $155,120  $         1,270
Canadian Dollar. . .  01/02/04     13,466    13,470                4
                                ------------------------------------
TOTAL LONG CONTRACTS            $ 167,317  $168,590  $         1,274
                                ====================================

See  notes  to  financial  statements.

102
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                  GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                       SHARES       VALUE
----------------------------------------------------------------
COMMON STOCKS (93.0%)

BELGIUM (3.2%)

FINANCIAL SERVICES (3.2%)
Dexia. . . . . . . . . . . . . . . . . .     15,940  $   274,044
Fortis NV. . . . . . . . . . . . . . . .     11,310      227,826
                                                     -----------
                                                         501,870
                                                     -----------

CHINA (0.5%)

FINANCIAL SERVICES (0.5%)
China Life Insurance Co. Ltd. (b). . . .    105,000       85,882
                                                     -----------

FRANCE (1.5%)

BANKING (1.5%)
BNP Paribas SA . . . . . . . . . . . . .      3,790      238,643
                                                     -----------

GERMANY (3.7%)

FINANCIAL SERVICES (3.7%)
Hypo Real Estate Holding AG (b). . . . .     23,620      585,434
                                                     -----------

HONG KONG (2.2%)

FINANCIAL SERVICES (2.2%)
Hang Lung Group Ltd. . . . . . . . . . .    273,000      341,092
                                                     -----------

INDONESIA (4.3%)

BANKING (4.3%)
PT Bank Mandiri. . . . . . . . . . . . .  5,690,000      675,571
                                                     -----------

IRELAND (2.5%)

BANKING (2.5%)
Bank of Ireland. . . . . . . . . . . . .     28,360      387,052
                                                     -----------

ITALY (1.5%)

BANKING (1.5%)
UniCredito Italiano SPA. . . . . . . . .     42,360      228,684
                                                     -----------

JAPAN (1.5%)

FINANCIAL SERVICES (1.5%)
Mitsubishi Tokyo Financial Group, Inc. .         10       78,007
Orix Corp. . . . . . . . . . . . . . . .        900       74,405
Sumitomo Mitsui Financial Group, Inc.. .         15       79,920
                                                     -----------
                                                         232,332
                                                     -----------

NETHERLANDS (1.0%)

FINANCIAL SERVICES (1.0%)
Euronext NV. . . . . . . . . . . . . . .      6,350      160,752
                                                     -----------

SPAIN (0.8%)

BANKING (0.8%)
Banco Popular Espanol SA . . . . . . . .      2,200      131,256
                                                     -----------

SWEDEN (1.0%)

BANKING (1.0%)
Skandinaviska Enskilda Banken, Series A.     10,700      157,631
                                                     -----------

SWITZERLAND (1.0%)

FINANCIAL SERVICES (1.0%)
Zurich Financial Services AG . . . . . .      1,080      155,440
                                                     -----------

TAIWAN (2.1%)

FINANCIAL SERVICES (2.1%)
Fubon Financial Holding Co. Ltd. . . . .     32,360      334,926
                                                     -----------

UNITED KINGDOM (15.9%)

BANKING (13.1%)
Barclays PLC . . . . . . . . . . . . . .     37,120      331,089
HBOS PLC . . . . . . . . . . . . . . . .     38,430      497,736
HSBC Holdings PLC. . . . . . . . . . . .     16,170      254,152
Lloyds TSB Group PLC . . . . . . . . . .     40,110      321,677
Royal Bank of Scotland Group PLC . . . .     22,240      655,322
                                                     -----------
                                                       2,059,976
                                                     -----------

INSURANCE (2.8%)
Royal & Sun Alliance Insurance
Group PLC. . . . . . . . . . . . . . . .    274,370      433,452
                                                     -----------
                                                       2,493,428
                                                     -----------

UNITED STATES (50.3%)

BANKING (12.2%)
Charter One Financial, Inc.. . . . . . .      3,680      127,144
Compass Bancshares, Inc. . . . . . . . .      3,520      138,371
FleetBoston Financial Corp.. . . . . . .      8,750      381,937
Franklin Bank Corp. (b). . . . . . . . .      2,900       55,100
MBNA Corp. . . . . . . . . . . . . . . .      7,290      181,157
New York Community Bancorp, Inc. . . . .      5,440      206,992
South Financial Group, Inc. (The). . . .      4,810      134,007
U.S. Bancorp . . . . . . . . . . . . . .     10,570      314,775
Wachovia Corp. . . . . . . . . . . . . .      8,000      372,720
                                                     -----------
                                                       1,912,203
                                                     -----------

FINANCIAL SERVICES (24.8%)
Ambac Financial Group, Inc.. . . . . . .      3,700      256,743
American Capital Strategies Ltd. . . . .      7,480      222,380
Ameritrade Holding Corp. (b) . . . . . .      8,170      114,952
Capital One Financial Corp.. . . . . . .      4,530      277,644
Cit Group, Inc.. . . . . . . . . . . . .      7,800      280,410
Citigroup, Inc.. . . . . . . . . . . . .     13,280      644,610
Countrywide Financial Corp.. . . . . . .      2,760      209,346
Fannie Mae . . . . . . . . . . . . . . .      4,710      353,533
Freddie Mac. . . . . . . . . . . . . . .      4,900      285,768
Goldman Sachs. . . . . . . . . . . . . .      1,550      153,032
Greenpoint Financial Corp. . . . . . . .      5,310      187,549
J.P. Morgan Chase & Co.. . . . . . . . .      6,350      233,236
Lehman Brothers Holding, Inc.. . . . . .      3,020      233,204
Merrill Lynch & Co., Inc.. . . . . . . .      3,600      211,140
State Street Corp. . . . . . . . . . . .      1,790       93,223
Washington Mutual, Inc.. . . . . . . . .      3,010      120,761
                                                     -----------
                                                       3,877,531
                                                     -----------

INSURANCE (13.3%)
AFLAC, Inc.. . . . . . . . . . . . . . .      4,350      157,383
American International Group, Inc. . . .     10,198      675,922
Metlife, Inc.. . . . . . . . . . . . . .      2,310       77,778
PartnerRe Ltd. . . . . . . . . . . . . .      6,190      359,330
Principal Financial Group, Inc.. . . . .      7,390      244,387
RenaissanceRe Holdings Ltd.. . . . . . .      6,750      331,088
XL Capital Ltd., Class A . . . . . . . .      3,030      234,977
                                                     -----------
                                                       2,080,865
                                                     -----------
                                                       7,870,599
                                                     -----------
TOTAL COMMON STOCKS                                   14,580,592
                                                     -----------

103
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                  GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION            PRINCIPAL      VALUE
-------------------------------------------------------
REPURCHASE AGREEMENTS (6.9%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $470,787
(Fully collateralized by
AA Rated Corporate Bonds). . .  $  470,764  $   470,764
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $607,292
(Fully collateralized by
U.S. Agency Securities). . . .     607,262      607,262
                                             ----------
TOTAL REPURCHASE AGREEMENTS                   1,078,026
                                             ----------

TOTAL INVESTMENTS
(COST $14,172,526) (A) - 99.9%               15,658,618

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.1%                             9,795
                                             ----------

NET ASSETS - 100.0%                         $15,668,413
                                            ===========

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.

AT DECEMBER 31, 2003, THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                  UNREALIZED
                  DELIVERY  CONTRACT   MARKET    APPRECIATION
CURRENCY            DATE      VALUE     VALUE   (DEPRECIATION)
--------------------------------------------------------------
SHORT CONTRACT:
Hong Kong Dollar  01/05/04  $  43,158  $43,162  $          (4)

See  notes  to  financial  statements.

104
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT DEVELOPING MARKETS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2003

SECURITY DESCRIPTION                       SHARES       VALUE
----------------------------------------------------------------
COMMON STOCKS (92.6%)

ARGENTINA (0.4%)

OIL & GAS (0.4%)
Tenaris SA ADR. . . . . . . . . . . . .      20,657  $   688,291
                                                     -----------

BRAZIL (10.7%)

AEROSPACE & DEFENSE (0.7%)
Empresa Brasiliera de Aeronautica
SA ADR. . . . . . . . . . . . . . . . .      32,000    1,120,960
                                                     -----------

BANKING (1.9%)
Banco Itau Holding Financeira SA ADR. .      41,200    2,009,325
Uniao de Bancos Brasileiros SA GDR. . .      52,700    1,314,865
                                                     -----------
                                                       3,324,190
                                                     -----------

BEVERAGES (1.1%)
Companhia de Bebidas
das Americas ADR. . . . . . . . . . . .      68,200    1,739,782
                                                     -----------

ELECTRIC UTILITY (1.7%)
Companhia Energetica de
Minas Gerais. . . . . . . . . . . . . .  90,200,000    1,649,237
Companhia Paranaense de
Energia-Copel ADR (b) . . . . . . . . .     238,600    1,138,122
                                                     -----------
                                                       2,787,359
                                                     -----------

MINING (1.4%)
Cia Vale Do Rio Doce ADR. . . . . . . .      15,300      788,103
Companhia Vale do Rio Doce Class A. . .      30,900    1,576,596
                                                     -----------
                                                       2,364,699
                                                     -----------

OIL & GAS (1.6%)
Petroleo Brasileiro SA. . . . . . . . .      92,400    2,693,532
                                                     -----------

STEEL (0.9%)
Gerdau SA ADR . . . . . . . . . . . . .      73,290    1,481,924
                                                     -----------

TELECOMMUNICATIONS (1.4%)
Tele Norte Leste Participacoes SA ADR .      63,700      982,891
Telesp Celular Participacoes SA ADR (b)     194,257    1,278,211
                                                     -----------
                                                       2,261,102
                                                     -----------
                                                      17,773,548
                                                     -----------

CHILE (0.9%)

ELECTRIC UTILITY (0.9%)
Enersis SA ADR. . . . . . . . . . . . .     196,900    1,449,184
                                                     -----------

CHINA (3.5%)

MINING (1.0%)
Yanzhou Coal Mining Co. Ltd.. . . . . .   1,564,000    1,581,406
                                                     -----------

OIL & GAS (1.3%)
CNOOC Ltd.. . . . . . . . . . . . . . .     595,000    1,164,923
Sinopec Shanghai Petrochemical
Co. Ltd.. . . . . . . . . . . . . . . .   2,194,000      974,973
                                                     -----------
                                                       2,139,896
                                                     -----------

STEEL (1.2%)
Angang New Steel Co. Ltd. . . . . . . .   3,727,000    2,016,255
                                                     -----------
                                                       5,737,557
                                                     -----------

HONG KONG (6.0%)

AUTOMOBILE (0.8%)
Denway Motors Ltd.. . . . . . . . . . .   1,204,000    1,279,432
                                                     -----------

CHEMICALS (0.9%)
Global Bio-chem Technology
Group Co. Ltd.. . . . . . . . . . . . .   2,326,000    1,438,096
                                                     -----------

ELECTRIC UTILITY (1.2%)
China Resources Power
Holdings Co. Ltd. . . . . . . . . . . .   4,336,000    2,024,577
                                                     -----------

EQUIPMENT LEASING (1.1%)
Cosco Pacific Ltd.. . . . . . . . . . .   1,374,000    1,831,740
                                                     -----------

OIL & GAS (1.2%)
China Petroleum & Chemical Corp.. . . .   4,322,000    1,934,534
                                                     -----------

TELECOMMUNICATIONS (0.8%)
China Mobile Ltd. . . . . . . . . . . .     438,000    1,345,548
                                                     -----------
                                                       9,853,927
                                                     -----------

HUNGARY (1.6%)

BANKING (0.6%)
OTP Bank Rt. (b). . . . . . . . . . . .      75,500      973,704
                                                     -----------

PHARMACEUTICALS (1.0%)
Gedeon Richter GDR. . . . . . . . . . .      14,500    1,703,750
                                                     -----------
                                                       2,677,454
                                                     -----------

INDIA (1.7%)

FINANCIAL SERVICES (1.0%)
ICICI Bank Ltd. ADR . . . . . . . . . .      99,547    1,710,217
                                                     -----------

PHARMACEUTICALS (0.7%)
Ranbaxy Laboratories Ltd. GDR . . . . .      43,200    1,096,416
                                                     -----------
                                                       2,806,633
                                                     -----------

INDONESIA (3.3%)

AUTOMOBILE (1.0%)
PT Astra International, Inc.. . . . . .   2,905,500    1,724,844
                                                     -----------

BANKING (1.3%)
PT Bank Mandiri . . . . . . . . . . . .   9,057,000    1,075,334
PT Bank Rakyat Indonesia (b). . . . . .   7,118,500    1,056,471
                                                     -----------
                                                       2,131,805
                                                     -----------

OIL & GAS (0.3%)
Perusahaan Gas Negara (b) . . . . . . .   2,860,734      526,463
                                                     -----------

TELECOMMUNICATIONS (0.7%)
PT Telekomunikasi Indonesia . . . . . .   1,365,500    1,094,346
                                                     -----------
                                                       5,477,458
                                                     -----------

ISRAEL (2.2%)

COMPUTER HARDWARE (0.9%)
M-Systems Flash Disk Pioneer Ltd. (b) .      90,300    1,560,384
                                                     -----------

ELECTRONICS (1.3%)
NICE Systems Ltd. ADR (b) . . . . . . .      33,900      859,365
Orbotech Ltd. (b) . . . . . . . . . . .      49,500    1,184,040
                                                     -----------
                                                       2,043,405
                                                     -----------
                                                       3,603,789
                                                     -----------

105
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT DEVELOPING MARKETS FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)

KOREA (17.6%)

AUTOMOBILE (0.6%)
Ssangyong Motor Co. (b). . . . . . . .    106,100  $   917,188
                                                   -----------

BANKING (1.5%)
Hana Bank (b). . . . . . . . . . . . .     63,100    1,165,086
Koram Bank (b) . . . . . . . . . . . .    106,400    1,250,189
                                                   -----------
                                                     2,415,275
                                                   -----------

CHEMICALS (0.9%)
LG Petrochemical Co. Ltd. (b). . . . .     67,000    1,563,240
                                                   -----------

ELECTRONICS (6.3%)
Fine DNC Co. Ltd. (b). . . . . . . . .     76,670      904,082
KH Vatec Co. Ltd. (b). . . . . . . . .     29,100    1,168,640
LG Electronics, Inc. (b) . . . . . . .      8,970      441,160
LG Electronics, Inc. GDR (b) (c) (d) .     25,900      282,051
Samsung Electro Mechanics Co. Ltd. (b)     22,800      754,897
Samsung Electronics Co. Ltd. . . . . .     16,386    6,202,339
Samsung Electronics GDR (d). . . . . .      8,400      831,600
                                                   -----------
                                                    10,584,769
                                                   -----------

ENTERTAINMENT SOFTWARE (0.5%)
Webzen, Inc. ADR (b) . . . . . . . . .     73,300      761,587
                                                   -----------

FINANCIAL SERVICES (0.8%)
Woori Finance Holdings Co. Ltd. (b). .    237,000    1,356,559
                                                   -----------

IMPORT/EXPORT (0.8%)
Samsung Corp. (b). . . . . . . . . . .    169,400    1,407,520
                                                   -----------

INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.4%)
Hyundai Autonet Co. Ltd. (b) . . . . .    220,800      587,441
                                                   -----------

LIGHTING PRODUCTS (0.4%)
Kumho Electric, Inc. (b) . . . . . . .     18,666      607,056
                                                   -----------

SHIPBUILDING (0.6%)
Daewoo Shipbuilding & Marine
Engineering Co. Ltd. (b) . . . . . . .     79,900    1,025,992
                                                   -----------

STEEL (1.6%)
Dongkuk Steel Mill Co. Ltd. (b). . . .    221,300    1,820,176
Pohang Iron & Steel Co.. . . . . . . .      5,750      786,614
                                                   -----------
                                                     2,606,790
                                                   -----------

TELECOMMUNICATIONS (1.8%)
SK Telecom Co. Ltd.. . . . . . . . . .     17,410    2,907,755
                                                   -----------

TRANSPORTATION (1.4%)
Hanjin Shipping Co. Ltd. (b) . . . . .     88,000    1,632,229
Korean Air Co. Ltd. (b). . . . . . . .     46,100      715,778
                                                   -----------
                                                     2,348,007
                                                   -----------
                                                    29,089,179
                                                   -----------

MALAYSIA (4.3%)

AGRICULTURAL OPERATIONS (0.8%)
IOI Corp. Berhad . . . . . . . . . . .    694,500    1,407,276
                                                   -----------

BANKING (1.4%)
CIMB Berhad (b). . . . . . . . . . . .  1,890,000    2,228,210
                                                   -----------

BUILDING & CONSTRUCTION (0.5%)
Gamuda Berhad. . . . . . . . . . . . .    460,600      769,687
                                                   -----------

MULTIMEDIA (0.2%)

Astro All Asia Networks PLC (b). . . .    303,700      353,251
                                                   -----------

RESORTS/THEME PARKS (0.8%)
Resorts World Berhad . . . . . . . . .    483,700    1,285,624
                                                   -----------

TELECOMMUNICAZTIONS (0.6%)
Maxis Communications Berhad. . . . . .    520,000    1,033,158
                                                   -----------
                                                     7,077,206
                                                   -----------

MEXICO (9.1%)

BEVERAGES (0.9%)
Coca - Cola Femsa S.A. de C.V.
ADR (b). . . . . . . . . . . . . . . .     69,500    1,476,180
                                                   -----------

BUILDING PRODUCTS (0.6%)
Cemex SA de CV ADR . . . . . . . . . .     35,439      928,502
                                                   -----------

CONSTRUCTION (0.7%)
Consorcio ARA SA de CV (b) . . . . . .    438,000    1,088,252
                                                   -----------

DIVERSIFIED (1.1%)
Alfa SA Class A. . . . . . . . . . . .    458,400    1,374,721
Grupo IMSA SA de CV ADR. . . . . . . .     24,100      478,385
                                                   -----------
                                                     1,853,106
                                                   -----------

FINANCIAL SERVICES (0.8%)
Grupo Financiero Banorte SA de CV. . .    365,600    1,268,851
                                                   -----------

MINING (0.9%)
Grupo Mexico SA Class B (b). . . . . .    550,173    1,410,041
                                                   -----------

MULTIMEDIA (1.1%)
TV Azteca SA de CV ADR . . . . . . . .    203,400    1,850,940
                                                   -----------

RETAIL (1.0%)
Grupo Elektra SA de CV ADR . . . . . .     42,857      905,139
Organizacion Soriana SA de CV (b). . .    349,800      771,990
                                                   -----------
                                                     1,677,129
                                                   -----------

TELECOMMUNICATIONS (2.0%)
America Movil SA de CV ADR . . . . . .     61,400    1,678,676
Telefonos de Mexico ADR. . . . . . . .     54,800    1,810,044
                                                   -----------
                                                     3,488,720
                                                   -----------
                                                    15,041,721
                                                   -----------

RUSSIA (5.7%)

MINING (0.9%)
JSC MMC Norilsk Nickel ADR . . . . . .     22,800    1,516,200
                                                   -----------

OIL & GAS (4.0%)
LUKOIL ADR . . . . . . . . . . . . . .     21,200    1,973,720
OAO Gazprom ADR. . . . . . . . . . . .     95,600    2,456,920
Surgutneftegaz ADR . . . . . . . . . .     59,600    1,752,240
YUKOS ADR. . . . . . . . . . . . . . .     11,325      465,458
                                                   -----------
                                                     6,648,338
                                                   -----------

TELECOMMUNICATIONS (0.8%)
AO VimpelCom ADR (b) . . . . . . . . .     17,900    1,315,650
                                                   -----------
                                                     9,480,188
                                                   -----------

106
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT DEVELOPING MARKETS FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                    SHARES       VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (6.9%)

BANKING (0.9%)
ABSA Group Ltd. . . . . . . . . . . .    228,300  $ 1,441,283
                                                  -----------

INSURANCE (0.6%)
Old Mutual PLC. . . . . . . . . . . .    550,600      918,079
                                                  -----------

MINING (4.1%)
Anglo American PLC. . . . . . . . . .    123,489    2,645,532
AngloGold Ltd.. . . . . . . . . . . .     43,000    2,022,707
Impala Platinum Holdings Ltd. . . . .     25,020    2,174,022
                                                  -----------
                                                    6,842,261
                                                  -----------

OIL & GAS (0.4%)
Sasol Ltd.. . . . . . . . . . . . . .     50,500      718,727
                                                  -----------

STEEL (0.9%)
Iscor Ltd.. . . . . . . . . . . . . .    345,200    1,489,402
                                                  -----------
                                                   11,409,752
                                                  -----------

TAIWAN (12.4%)

BANKING (1.1%)
Taishin Financial Holdings Co. Ltd. .  2,405,000    1,778,071
                                                  -----------

CHEMICALS (0.7%)
Formosa Plastic Corp. . . . . . . . .    659,840    1,088,396
                                                  -----------

COMPUTER HARDWARE (2.7%)
Asustek Computer, Inc.. . . . . . . .    532,000    1,175,258
CMC Magnetics Corp. (b) . . . . . . .  1,148,000      889,320
Compal Electronics, Inc.. . . . . . .  1,718,710    2,354,050
                                                  -----------
                                                    4,418,628
                                                  -----------

ELECTRONICS (1.3%)
Wus Printed Circuit Co. Ltd. (b). . .  1,878,000    1,078,675
Yageo Corp. (b) . . . . . . . . . . .  2,555,000    1,136,391
                                                  -----------
                                                    2,215,066
                                                  -----------

INSURANCE (1.0%)
Cathay Financial Holding Co. Ltd. . .  1,153,000    1,732,047
                                                  -----------

PAPER PRODUCTS (0.5%)
Cheng Loong Corp. . . . . . . . . . .  2,647,000      908,323
                                                  -----------

SEMICONDUCTORS (3.7%)
Advanced Semiconductor
Engineering, Inc. (b) . . . . . . . .  1,391,200    1,430,129
Taiwan Semiconductor
Manufacturing Co. Ltd. (b). . . . . .  1,778,810    3,327,083
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR (b). . . .     75,241      770,468
United Microelectronics Corp. ADR (b)    105,252      520,997
                                                  -----------
                                                    6,048,677
                                                  -----------

TEXTILES (0.6%)
Far Eastern Textile Ltd.. . . . . . .  2,150,180    1,057,673
                                                  -----------

TRANSPORTATION (0.8%)
Yang Ming Marine Transport. . . . . .  1,380,000    1,369,838
                                                  -----------
                                                   20,616,719
                                                  -----------

SECURITY DESCRIPTION                    SHARES        VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)

THAILAND (4.4%)

BANKING (0.4%)
Bank of Ayudhya Public Co. Ltd. (b)     1,905,600  $    625,221
                                                   ------------

BUILDING PRODUCTS (1.2%)
Siam Cement Public Co. Ltd. (The) .       281,500     1,960,855
                                                   ------------

FINANCIAL SERVICES (1.6%)
Kiatnakin Finance Public Co. Ltd. .       972,200     1,036,670
Siam Commercial Bank
Public Co. Ltd. (b) . . . . . . . .     1,233,300     1,711,943
                                                   ------------
                                                      2,748,613
                                                   ------------

OIL & GAS (0.4%)
PTT Exploration and Production
Public Co. Ltd. NVDR (b). . . . . .        95,000       632,974
                                                   ------------

TRANSPORTATION (0.8%)
Thai Airways International
Public Co. Ltd. (c) . . . . . . . .     1,107,100     1,278,310
                                                   ------------
                                                      7,245,973
                                                   ------------

TURKEY (1.9%)

APPLIANCES & HOUSEHOLD PRODUCTS (0.3%)
Arcelik AS. . . . . . . . . . . . .   103,871,250       576,652
                                                   ------------

AUTOMOTIVE (0.4%)
Ford Otomotiv Sanayi AS (b) . . . .    88,764,000       593,866
                                                   ------------

BANKING (0.8%)
Turkiye Garanti Bankasi AS (b). . .   438,484,000     1,279,561
                                                   ------------

DIVERSIFIED (0.4%)
Haci Omer Sabanci Holding AS. . . .   143,000,000       676,833
                                                   ------------
                                                      3,126,912
                                                   ------------
TOTAL COMMON STOCKS                                 153,155,491
                                                   ------------

WARRANTS (0.1%)

HONG KONG (0.1%)

TELECOMMUNICATIONS (0.1%)
KBC FIN-CW04 China Mobile Ltd.,
04/14/04. . . . . . . . . . . . . .     4,745,000       210,859
                                                   ------------
TOTAL WARRANTS                                          210,859
                                                   ------------

SECURITY DESCRIPTION                 PRINCIPAL       VALUE
---------------------------------------------------------------

FOREIGN BOND (0.0%)

BRAZIL (0.0%)
OIL & GAS (0.0%)
Comp Vale Do Rio Doce (c) . . . . .  $     20,000             0
                                                   ------------
TOTAL FOREIGN BOND                                            0
                                                   ------------

107
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT DEVELOPING MARKETS FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2003 (CONTINUED)

SECURITY DESCRIPTION                 PRINCIPAL       VALUE
--------------------------------------------------------------
PARTICIPATION NOTES (3.5%)

INDIA (3.5%)

AUTOMOBILE (1.0%)
Tata Motors Ltd., 09/27/04 (c). . .  $  177,300  $  1,757,043
                                                 -------------

BANKING (0.7%)
Union Bank of India Ltd.,
09/25/06 (c). . . . . . . . . . . .     992,600     1,111,712
                                                 -------------

CHEMICALS (0.7%)
Reliance Industries Ltd.,
03/24/06 (c). . . . . . . . . . . .      96,900     1,217,064
                                                 -------------

OIL & GAS (0.6%)
Oil and Natural Gas Corp. Ltd.,
10/31/05 (c). . . . . . . . . . . .      57,400     1,004,500
                                                 -------------

SOFTWARE & COMPUTER SERVICES (0.5%)
Satyam Computer Services Ltd.,
04/09/04 (c). . . . . . . . . . . .      95,200       766,360
                                                 -------------
TOTAL PARTICIPATION NOTES                           5,856,679
                                                 -------------

REPURCHASE AGREEMENTS (6.0%)
CS First Boston, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $4,348,281
(Fully collateralized by
AA Rated Corporate Bonds) . . . . .   4,348,066     4,348,066
Nomura Securities, 0.89%,
dated 12/31/03, due 01/02/04,
repurchase price $5,609,068
(Fully collateralized by
U.S. Agency Securities) . . . . . .   5,608,791     5,608,791
                                                 -------------
TOTAL REPURCHASE AGREEMENTS                         9,956,857
                                                 -------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN (2.0%)

REPURCHASE AGREEMENT (2.0%)
Cantor Fitzgerald, 1.05%,
dated 12/31/03, due 01/02/04,
repurchase price $3,398,598
(Fully collateralized by
U.S. Agency Securities) . . . . . .   3,398,400     3,398,400
                                                 -------------

TOTAL SHORT-TERM INVESTMENTS
PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN                     3,398,400
                                                 -------------

TOTAL INVESTMENTS
(COST $137,991,189) (A) - 104.2%                  172,578,286

LIABILITIES IN EXCESS
OF OTHER ASSETS - (4.2)%                           (6,977,702)
                                                 -------------

NET ASSETS - 100.0%                              $165,600,584
                                                 =============

--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Fair  valued  security.
(d) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
ADR  American  Depositary  Receipt
GDR  Global  Depositary  Receipt

AT DECEMBER 31, 2003, THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                        UNREALIZED
                       DELIVERY  CONTRACT    MARKET    APPRECIATION
CURRENCY                 DATE      VALUE     VALUE    (DEPRECIATION)
--------------------------------------------------------------------
LONG CONTRACTS:
Hong Kong Dollar. . .  01/05/04  $ 329,602  $329,633  $          31
Mexican Nuevo Peso. .  01/02/04    191,913   191,490           (423)
South African Rand. .  01/07/04    275,564   272,981         (2,583)
                                 -----------------------------------
TOTAL LONG CONTRACTS:            $ 797,079  $794,104  $      (2,975)
                                 ===================================

See  notes  to  financial  statements.

108
--------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST
STATEMENTS  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2003

                                                                     GARTMORE                                         GARTMORE
                                    GARTMORE         GARTMORE          GVIT            GVIT           GARTMORE          GVIT
                                      GVIT             GVIT         GOVERNMENT         SMALL            GVIT            MONEY
                                   NATIONWIDE         GROWTH           BOND           COMPANY       MONEY MARKET        MARKET
                                      FUND             FUND            FUND            FUND             FUND           FUND II
                                -------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
(cost $1,450,019,923;
247,676,417; $1,477,259
414; $615,148,475;
2,043,664,296 and
147,910,765; respectively) . .   $1,633,356,963   $ 276,678,594   $1,505,990,752  $  801,639,591   $2,043,664,296   $147,910,765
Repurchase agreements,
at cost and value . . . . . . .               -               -       38,644,815      23,857,410                -              -
Investment
 purchased with
cash collateral
received for
securities on loan,
at cost and value . . . . . . .      56,399,254       8,980,350      142,163,700     213,476,334                -              -
                                -------------------------------------------------------------------------------------------------
Total Investments . . . . . . .   1,689,756,217     285,658,944    1,686,799,267   1,038,973,335    2,043,664,296    147,910,765
                                -------------------------------------------------------------------------------------------------
Cash. . . . . . . . . . . . . .             747          92,094          240,784         101,696            1,008            396
Foreign currencies, at value
(cost $0; $0; $0; $1,152,579;
0 and $0; respectively). . . .               -               -                -       1,156,081                -              -
Interest and
dividends receivable. . . . . .       2,181,239         214,203       12,968,073         493,023        1,358,948              -
Receivable for
investments sold. . . . . . . .       5,014,159       6,529,471           11,457       5,074,050                -              -
Receivable from adviser . . . .               -               -                -               -           11,087         10,794
Reclaims receivable . . . . . .               -               -                -          65,538                -              -
Prepaid expenses
and other assets. . . . . . . .           6,070             980           10,322           2,869           14,286              -
                                -------------------------------------------------------------------------------------------------
Total Assets. . . . . . . . . .   1,696,958,432     292,495,692    1,700,029,903   1,045,866,592    2,045,049,625    147,921,955
                                -------------------------------------------------------------------------------------------------
LIABILITIES:
Distributions payable . . . . .               -               -                -               -        1,006,298         15,619
Payable for
investments purchased . . . . .       3,229,726       4,530,295                -       3,645,387                -              -
Payable for return of
collateral received
for securities on loan. . . . .      56,399,254       8,980,350      142,163,700     213,476,334                -              -
Accrued expenses and
other payables:
Investment advisory fees. . . .         803,901         139,715          659,820         642,015          699,498         78,095
Fund administration fees. . . .          86,646          14,988           88,689          45,204          116,618          9,813
Distribution fees . . . . . . .           1,111               -            4,526           3,611                -         39,047
Administrative
servicing fees. . . . . . . . .         205,268          34,322          201,032          94,955          246,384         23,006
Other . . . . . . . . . . . . .         184,806          34,939          212,567          85,370          271,602         20,602
                                -------------------------------------------------------------------------------------------------
Total Liabilities . . . . . . .      60,910,712      13,734,609      143,330,334     217,992,876        2,340,400        186,182
                                -------------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . .  $1,636,047,720   $ 278,761,083   $1,556,699,569  $  827,873,716   $2,042,709,225   $147,735,773
                                =================================================================================================

REPRESENTED BY:

Capital . . . . . . . . . . . .  $1,869,173,983   $ 606,270,322   $1,478,791,393  $  679,619,538   $2,042,743,650   $147,735,812
Accumulated net
investment
income (loss) . . . . . . . . .       3,956,737         158,025       20,888,230         (27,422)               -              -
Accumulated net
realized gains
(losses) from
investment and
foreign currency
transactions. . . . . . . . . .    (420,420,040)   (356,669,441)      28,288,608     (38,224,935)         (34,425)           (39)
Net unrealized
appreciation
(depreciation) on
investments and
translation of
 assets and liabilities
denominated in
foreign currencies. . . . . . .     183,337,040      29,002,177       28,731,338     186,506,535                -              -
                                -------------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . .  $1,636,047,720   $ 278,761,083   $1,556,699,569  $  827,873,716   $2,042,709,225   $147,735,773
                                =================================================================================================

(continued)

109
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GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2003  (CONTINUED)

                                                         GARTMORE                      GARTMORE       GARTMORE
                           GARTMORE       GARTMORE         GVIT           GVIT           GVIT           GVIT
                             GVIT           GVIT        GOVERNMENT       SMALL          MONEY          MONEY
                          NATIONWIDE       GROWTH          BOND         COMPANY         MARKET         MARKET
                             FUND           FUND           FUND           FUND           FUND         FUND II
                        ----------------------------------------------------------------------------------------
NET ASSETS:
Class I Shares** . . .  $1,459,917,191  $244,670,947  $1,488,088,714  $760,078,222  $1,573,895,322  $147,735,773
Class II Shares. . . .       5,570,154             -      20,997,997    18,344,586               -             -
Class III Shares . . .         870,425             -       4,369,321     1,198,832               -             -
Class IV Shares. . . .     169,689,950    34,090,136      43,243,537    48,252,076     103,515,178             -
Class V Shares . . . .               -             -               -             -     365,298,725             -
                        ----------------------------------------------------------------------------------------
Total. . . . . . . . .  $1,636,047,720  $278,761,083  $1,556,699,569  $827,873,716  $2,042,709,225  $147,735,773
                        ========================================================================================

SHARES OUTSTANDING
(unlimited number
of shares authorized):
Class I Shares** . . .     142,158,459    24,523,854     122,680,181    34,981,468   1,573,920,847   147,735,811
Class II Shares. . . .         543,055             -       1,735,286       847,639               -             -
Class III Shares . . .          84,635             -         360,009        55,142               -             -
Class IV Shares. . . .      16,525,523     3,417,343       3,565,306     2,220,690     103,517,237             -
Class V Shares . . . .               -             -               -             -     365,309,214             -
                        ----------------------------------------------------------------------------------------
Total. . . . . . . . .     159,311,672    27,941,197     128,340,782    38,104,939   2,042,747,298   147,735,811
                        ========================================================================================

NET ASSET VALU
AND OFFERING
PRICE PER SHARE: *
Class I Shares** . . .  $        10.27  $       9.98  $        12.13  $      21.73  $         1.00  $       1.00
Class II Shares. . . .  $        10.26  $          -  $        12.10  $      21.64  $            -  $          -
Class III Shares . . .  $        10.28  $          -  $        12.14  $      21.74  $            -  $          -
Class IV Shares. . . .  $        10.27  $       9.98  $        12.13  $      21.73  $         1.00  $          -
Class V Shares . . . .  $            -  $          -  $            -  $          -  $         1.00  $          -

*    Not  subject  to  a  front-end  sales  charge.
**   Gartmore  GVIT  Money  Market  Fund  II  shares  have no class designation.
See  notes  to  financial  statements.

110
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GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2003

                                                                                                   GVIT
                                                     GARTMORE      NATIONWIDE                    FEDERATED
                                    J.P. MORGAN        GVIT           GVIT        COMSTOCK         HIGH
                                       GVIT          MID CAP       STRATEGIC        GVIT          INCOME          GVIT
                                     BALANCED         GROWTH         VALUE          VALUE          BOND        EQUITY 500
                                       FUND            FUND           FUND          FUND           FUND        INDEX  FUND
                                 -----------------------------------------------------------------------------------------
ASSETS:
Investments, at value
(cost $243,149,080;
181,495,501; $12,639,936;
88,730,562;
240,563,202 and
324,766,915; respectively) . . .   $264,470,456   $ 227,259,206   $14,647,278   $108,035,587   $255,194,203   $279,685,816
Repurchase agreements,
at cost and value . . . . . . . .     2,176,691         363,113       709,174      8,295,096      8,163,818        653,467
Investments purchased
with cash collateral
received for securities on
loan, at cost and value . . . . .             -      66,080,409             -     17,832,625     61,920,747     14,638,853
                                 -----------------------------------------------------------------------------------------
Total Investments . . . . . . . .   266,647,147     293,702,728    15,356,452    134,163,308    325,278,768    294,978,136
                                 -----------------------------------------------------------------------------------------
Cash. . . . . . . . . . . . . . .        11,025               -             -              -              -        510,896
Interest and dividends
receivable. . . . . . . . . . . .       711,851          72,684         6,824        225,465      5,316,928        378,088
Receivable for
investments sold. . . . . . . . .     8,760,454       2,775,934       222,242        221,827              -              -
Receivable from adviser . . . . .         4,882           2,000         2,159            486              -         36,489
Receivable for variation
Margin on
futures contracts . . . . . . . .         3,219               -             -              -              -          4,350
Prepaid expenses and
other assets. . . . . . . . . . .           748           1,291            61            221            873              -
                                 -----------------------------------------------------------------------------------------
Total Assets. . . . . . . . . . .   276,139,326     296,554,637    15,587,738    134,611,307    330,596,569    295,907,959
                                 -----------------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian. . . . . . .             -             801            52            358        109,273              -
Payable for investments
purchased . . . . . . . . . . . .    43,049,830               -       133,749              -              -              -
Payable for variation margin
on futures contracts. . . . . . .        13,438               -             -              -              -              -
Payable for return of
collateral received
for securities on loan. . . . . .             -      66,080,409             -     17,832,625     61,920,747     14,638,853
Accrued expenses and
other payables:
Investment advisory fees. . . . .       140,264         145,027        11,558         67,289        152,134         55,461
Fund administration fees. . . . .        15,343          13,040           982          6,075         18,312         16,377
Distribution fees . . . . . . . .             -             414             -          1,161              -              -
Administrative
servicing fees. . . . . . . . . .        28,922          27,732         1,611         13,417         32,081         25,448
Other . . . . . . . . . . . . . .        25,003          20,100         3,630         11,008         28,051         56,843
                                 -----------------------------------------------------------------------------------------
Total Liabilities . . . . . . . .    43,272,800      66,287,523       151,582     17,931,933     62,260,598     14,792,982
                                 -----------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . .  $232,866,526   $ 230,267,114   $15,436,156   $116,679,374   $268,335,971   $281,114,977
                                 =========================================================================================

REPRESENTED BY:
Capital . . . . . . . . . . . . .  $244,570,471   $ 361,305,325   $17,199,683   $123,905,240   $275,104,012   $373,422,674
Accumulated net investment
income (loss) . . . . . . . . . .           516               -            (1)             -         25,613      2,730,477
Accumulated net realized
gains (losses) from
investment, futures and foreign
currency transactions . . . . . .   (33,051,508)   (176,801,916)   (3,770,868)   (26,530,891)   (21,424,655)   (50,020,015)
Net unrealized appreciation
(depreciation) on
investments and futures . . . . .    21,347,047      45,763,705     2,007,342     19,305,025     14,631,001    (45,018,159)
                                 -----------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . .  $232,866,526   $ 230,267,114   $15,436,156   $116,679,374   $268,335,971   $281,114,977
                                 =========================================================================================

NET ASSETS:
Class I Shares. . . . . . . . . .  $182,055,778   $ 137,837,115   $15,436,156   $ 62,517,371   $268,335,971   $          -
Class II Shares . . . . . . . . .             -       2,388,292             -      6,091,818              -              -
Class III Shares. . . . . . . . .             -         628,228             -              -              -              -
Class IV Shares . . . . . . . . .    50,810,748      89,413,479             -     48,070,185              -    281,114,977
                                 -----------------------------------------------------------------------------------------
Total . . . . . . . . . . . . . .  $232,866,526   $ 230,267,114   $15,436,156   $116,679,374   $268,335,971   $281,114,977
                                 =========================================================================================

SHARES OUTSTANDING (unlimited
number of shares authorized):
Class I Shares. . . . . . . . . .    19,398,977       6,424,640     1,545,014      6,289,654     33,477,123              -
Class II Shares . . . . . . . . .             -         111,450             -        613,770              -              -
Class III Shares. . . . . . . . .             -          29,248             -              -              -              -
Class IV Shares . . . . . . . . .     5,414,175       4,166,727             -      4,836,456              -     35,803,892
                                 -----------------------------------------------------------------------------------------
Total . . . . . . . . . . . . . .    24,813,152      10,732,065     1,545,014     11,739,880     33,477,123     35,803,892
                                 =========================================================================================

NET ASSET VALUE AND
OFFERING PRICE PER SHARE:*
Class I Shares. . . . . . . . . .  $       9.38   $       21.45   $      9.99   $       9.94   $       8.02   $          -
Class II Shares . . . . . . . . .  $          -   $       21.43   $         -   $       9.93   $          -   $          -
Class III Shares. . . . . . . . .  $          -   $       21.48   $         -   $          -   $          -   $          -
Class IV Shares . . . . . . . . .  $       9.38   $       21.46   $         -   $       9.94   $          -   $       7.85

*  Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

111
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GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2003

                                       VAN KAMPEN                                     GARTMORE        DREYFUS         TURNER
                                          GVIT           GVIT           GVIT            GVIT           GVIT            GVIT
                                      MULTI SECTOR     SMALL CAP      SMALL CAP      WORLDWIDE        MID CAP      GROWTH FOCUS
                                       BOND FUND      VALUE FUND     GROWTH FUND    LEADERS FUND    INDEX FUND         FUND
                                   --------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
(cost $249,757,636;
656,667,801; $120,881,
207; $29,595,188;
382,836,289 and
11,747,400; respectively). . . . .   $ 262,970,805   $765,263,508   $150,359,364   $  32,861,913   $430,694,087   $  12,542,573
Repurchase agreements,
at cost and value . . . . . . . . .      4,049,226     22,914,415     18,179,923       1,546,464     10,004,390           4,371
Investments purchased with
cash collateral received
for securities on loan, at
cost and value. . . . . . . . . . .     29,670,453              -     43,338,121               -    101,305,121               -
                                   --------------------------------------------------------------------------------------------
Total Investments . . . . . . . . .    296,690,484    788,177,923    211,877,408      34,408,377    542,003,598      12,546,944
                                   --------------------------------------------------------------------------------------------
Cash. . . . . . . . . . . . . . . .        943,292              -              -             677              -               -
Foreign currencies, at value
(cost $13,834; $0; $0;
19; $0 and $0; respectively) . . .         13,775              -              -              20              -               -
Interest and dividends receivable .      2,563,808        633,354         24,423          22,816        299,832           5,528
Receivable for investments sold . .      3,867,448      9,542,237        229,350         420,713              -               -
Unrealized appreciation on
forward foreign
currency contracts. . . . . . . . .        327,785              -              -           1,009              -               -
Receivable for variation margin
on futures contracts. . . . . . . .          2,375              -              -               -          1,214               -
Reclaims receivable . . . . . . . .          4,094              -              -          17,999              -               -
Prepaid expenses
and other assets. . . . . . . . . .          1,177          2,200            507             132          1,399              26
                                   --------------------------------------------------------------------------------------------
Total Assets. . . . . . . . . . . .    304,414,238    798,355,714    212,131,688      34,871,743    542,306,043      12,552,498
                                   --------------------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian. . . . . . . .              -          6,678            562               -          1,397              43
Payable for investments purchased .     47,713,055      7,620,022      1,793,199       1,339,623              -               -
Unrealized depreciation
on forward foreign
currency contracts. . . . . . . . .        261,276              -              -             986              -               -
Payable for variation margin
on futures contracts. . . . . . . .         28,125         10,200              -               -         60,800               -
Payable for return of collateral
received for
securities on loan. . . . . . . . .     29,670,453              -     43,338,121               -    101,305,121               -
Accrued expenses and
other payables:
Investment advisory fees. . . . . .        143,016        561,294        152,926          27,482        181,387             420
Fund administration fees. . . . . .         16,860         41,375          9,100           2,044         23,342             766
Distribution fees . . . . . . . . .              -          3,542          1,803               -          1,551               -
Administrative servicing fees . . .         28,260         95,251         20,866           4,026         54,399           1,462
Other . . . . . . . . . . . . . . .         28,444         78,575         17,615          21,011         39,624           1,127
                                   --------------------------------------------------------------------------------------------
Total Liabilities . . . . . . . . .     77,889,489      8,416,937     45,334,192       1,395,172    101,667,621           3,818
                                   --------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . .  $ 226,524,749   $789,938,777   $166,797,496   $  33,476,571   $440,638,422   $  12,548,680
                                   ============================================================================================

REPRESENTED BY:
Capital . . . . . . . . . . . . . .  $ 216,988,711   $746,528,916   $203,218,366   $  52,892,078   $408,515,397   $  22,679,921
Accumulated net investment
income (loss) . . . . . . . . . . .         15,837              -              -          (4,606)           530               -
Accumulated net realized gains
(losses) from
investment, futures and foreign
currency transactions . . . . . . .     (3,605,984)   (65,228,182)   (65,899,027)    (22,681,901)   (15,891,778)    (10,926,414)
Net unrealized appreciation
(depreciation) on
investments, futures and
translation of assets and
liabilities denominated in
foreign currencies. . . . . . . . .     13,126,185    108,638,043     29,478,157       3,271,000     48,014,273         795,173
                                   --------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . .  $ 226,524,749   $789,938,777   $166,797,496   $  33,476,571   $440,638,422   $  12,548,680
                                   ============================================================================================

(continued)

112
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GARTMORE VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER  31,  2003  (CONTINUED)

                                VAN KAMPEN                                  GARTMORE       DREYFUS        TURNER
                                   GVIT           GVIT          GVIT          GVIT           GVIT          GVIT
                               MULTI SECTOR    SMALL CAP     SMALL CAP      WORLDWIDE      MID CAP     GROWTH FOCUS
                                 BOND FUND     VALUE FUND   GROWTH FUND   LEADERS FUND    INDEX FUND       FUND
                               -------------------------------------------------------------------------------------
NET ASSETS:
Class I Shares. . . . . . . .  $ 226,524,749  $715,098,711  $156,977,532  $  27,624,067  $432,589,152  $   4,777,801
Class II Shares . . . . . . .              -    18,446,274     8,842,383              -     8,049,270              -
Class III Shares. . . . . . .              -     2,568,187       977,581      5,852,504             -      7,770,879
Class IV Shares . . . . . . .              -    53,825,605             -              -             -              -
                               -------------------------------------------------------------------------------------
Total . . . . . . . . . . . .  $ 226,524,749  $789,938,777  $166,797,496  $  33,476,571  $440,638,422  $  12,548,680
                               =====================================================================================

SHARES OUTSTANDING (unlimited
number of shares authorized):
Class I Shares. . . . . . . .     22,976,273    61,863,474    12,101,783      2,963,210    29,288,370      1,520,151
Class II Shares . . . . . . .              -     1,600,401       684,821              -       546,556              -
Class III Shares. . . . . . .              -       221,925        75,797        627,888             -      2,455,312
Class IV Shares . . . . . . .              -     4,656,111             -              -             -              -
                               -------------------------------------------------------------------------------------
Total . . . . . . . . . . . .     22,976,273    68,341,911    12,862,401      3,591,098    29,834,926      3,975,463
                               =====================================================================================

NET ASSET VALUE AND OFFERING
 PRICE PER SHARE:*
Class I Shares. . . . . . . .  $        9.86  $      11.56  $      12.97  $        9.32  $      14.77  $        3.14
Class II Shares . . . . . . .  $           -  $      11.53  $      12.91  $           -  $      14.73  $           -
Class III Shares. . . . . . .  $           -  $      11.57  $      12.90  $        9.32  $          -  $        3.16
Class IV Shares . . . . . . .  $           -  $      11.56  $          -  $           -  $          -  $           -

*    Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

113
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GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2003

                                         GARTMORE        GARTMORE
                                       GVIT GLOBAL         GVIT                       GARTMORE
                                        TECHNOLOGY        GLOBAL        GARTMORE        GVIT         GARTMORE          DREYFUS
                                           AND            HEALTH          GVIT        EMERGING         GVIT             GVIT
                                      COMMUNICATIONS     SCIENCES      NATIONWIDE      MARKETS     INTERNATIONAL    INTERNATIONAL
                                           FUND            FUND       LEADERS FUND      FUND        GROWTH FUND      VALUE FUND
                                   -----------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
(cost $49,079,590; $28,710,642;
8,204,271; $56,389,456;
9,019,568 and
69,279,140 respectively) . . . . .   $    50,435,175   $31,035,139   $   9,089,688   $69,489,472  $   10,210,259   $   83,407,531
Repurchase agreements, at
cost and value. . . . . . . . . . .        1,425,109     1,531,706         242,996     1,180,096         296,863        4,692,630
Investments purchased with
cash collateral
received for securities on loan,
at cost and value . . . . . . . . .       17,344,527     6,603,715               -             -               -        5,022,805
                                   -----------------------------------------------------------------------------------------------
Total Investments . . . . . . . . .       69,204,811    39,170,560       9,332,684    70,669,568      10,507,122       93,122,966
                                   -----------------------------------------------------------------------------------------------
Cash. . . . . . . . . . . . . . . .                -           686               -             -               -                -
Foreign currencies, at value
(cost $103,849; $0; $0;
200,831; $1,872 and
681,187; respectively) . . . . . .          106,232             -               -       201,452           1,910          695,634
Interest and dividends receivable .           10,009        16,264           8,828       172,822           7,854          136,332
Receivable for investments sold . .                -     1,491,080               -       436,356          77,892                -
Receivable for redemption fees. . .                -             -               -             -               -          626,496
Unrealized appreciation on
forward foreign
currency contracts. . . . . . . . .                -             -               -             1               -                -
Reclaims receivable . . . . . . . .                -             -               -             -           7,865          136,279
Prepaid expenses and
other assets. . . . . . . . . . . .               67            56              41           106             623            9,413
                                   -----------------------------------------------------------------------------------------------
Total Assets. . . . . . . . . . . .       69,321,119    40,678,646       9,341,553    71,480,305      10,603,266       94,727,120
                                   -----------------------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian. . . . . . . .          432,958             -              31        50,299              37              157
Payable for
investments purchased . . . . . . .                -       340,252               -     1,137,679               -          602,042
Unrealized depreciation on
forward foreign
currency contracts. . . . . . . . .                -             -               -         1,303              10                -
Payable for return of
collateral received for
securities on loan. . . . . . . . .       17,344,527     6,603,715               -             -               -        5,022,805
Accrued expenses and
other payables:
Investment advisory fees. . . . . .           42,922        27,305           6,915        64,883           8,649           53,124
Fund administration fees. . . . . .            2,854         1,944             576         3,996           1,924            4,351
Distribution fees . . . . . . . . .              408           401               -         1,273               -              201
Administrative servicing fees . . .            6,137         3,670             946         8,185           1,577            9,498
Other . . . . . . . . . . . . . . .            5,848         8,923           1,933         8,050           1,710            3,001
                                   -----------------------------------------------------------------------------------------------
Total Liabilities . . . . . . . . .       17,835,654     6,986,210          10,401     1,275,668          13,907        5,695,179
                                   -----------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . .  $    51,485,465   $33,692,436   $   9,331,152   $70,204,637  $   10,589,359   $   89,031,941
                                   ===============================================================================================

REPRESENTED BY:
Capital . . . . . . . . . . . . . .  $    60,016,528   $31,672,515   $   9,002,100   $56,722,209  $   12,584,778   $   82,057,005
Accumulated net investment
income (loss) . . . . . . . . . . .                -             -               -        18,126               -          780,229
Accumulated net realized
gains (losses)
from investment, futures,
and foreign
currency transactions . . . . . . .       (9,889,031)     (304,576)       (556,365)      362,589      (3,188,002)      (7,978,078)
Net unrealized appreciation
(depreciation) on
investments and translation
of assets and liabilities
denominated in foreign
currencies. . . . . . . . . . . . .        1,357,968     2,324,497         885,417    13,101,713       1,192,583       14,172,785
                                   -----------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . .  $    51,485,465   $33,692,436   $   9,331,152   $70,204,637  $   10,589,359   $   89,031,941
                                   ===============================================================================================

(continued)

114
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GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2003

                                  GARTMORE                                      GARTMORE
                                 GVIT GLOBAL       GARTMORE       GARTMORE        GVIT         GARTMORE        DREYFUS
                               TECHNOLOGY AND        GVIT           GVIT        EMERGING         GVIT            GVIT
                               COMMUNICATIONS   GLOBAL HEALTH    NATIONWIDE      MARKETS    INTERNATIONAL   INTERNATIONAL
                                    FUND        SCIENCES FUND   LEADERS FUND      FUND       GROWTH FUND      VALUE FUND
                               -------------------------------------------------------------------------------------------
NET ASSETS:
Class I Shares. . . . . . . .  $    15,959,837  $    4,434,057  $     530,169  $16,980,723  $    3,677,755  $      542,392
Class II Shares . . . . . . .        2,128,126       2,232,245              -    6,355,547               -       1,511,696
Class III Shares. . . . . . .       33,397,502      27,026,134      8,800,983   46,868,367       6,911,604       9,630,910
Class IV Shares . . . . . . .                -               -              -                            -      77,346,943
                               -------------------------------------------------------------------------------------------
Total . . . . . . . . . . . .  $    51,485,465  $   33,692,436  $   9,331,152  $70,204,637  $   10,589,359  $   89,031,941
                               ===========================================================================================

SHARES OUTSTANDING (unlimited
number of shares authorized):
Class I Shares. . . . . . . .        4,301,214         445,002         44,882    1,726,510         582,119          40,904
Class II Shares . . . . . . .          572,726         224,320              -      647,707               -         114,359
Class III Shares. . . . . . .        8,927,267       2,707,907        744,217    4,767,810       1,092,802         728,148
Class IV Shares . . . . . . .                -               -              -            -               -       5,835,233
                               -------------------------------------------------------------------------------------------
Total . . . . . . . . . . . .       13,801,207       3,377,229        789,099    7,142,027       1,674,921       6,718,649
                               ===========================================================================================

NET ASSET VALUE AND OFFERING
PRICE PER SHARE:*
Class I Shares. . . . . . . .  $          3.71  $         9.96  $       11.81  $      9.84  $         6.32  $        13.26
Class II Shares . . . . . . .  $          3.72  $         9.95  $           -  $      9.81  $            -  $        13.22
Class III Shares. . . . . . .  $          3.74  $         9.98  $       11.83  $      9.83  $         6.32  $        13.23
Class IV Shares . . . . . . .  $             -  $            -  $           -  $         -  $            -  $        13.26

*    Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

115
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2003

                                              GARTMORE      GARTMORE GVIT       GARTMORE        GARTMORE GVIT        GARTMORE
                                           GVIT INVESTOR       INVESTOR       GVIT INVESTOR        INVESTOR       GVIT INVESTOR
                                            DESTINATIONS     DESTINATIONS     DESTINATIONS       DESTINATIONS      DESTINATIONS
                                             AGGRESSIVE       MODERATELY        MODERATE          MODERATELY       CONSERVATIVE
                                                FUND       AGGRESSIVE FUND        FUND        CONSERVATIVE FUND        FUND
                                          ---------------------------------------------------------------------------------------
ASSETS:
Investments in affiliated
securities, at value
(cost $75,998,830; $231,964,463;
510,772,660; $239,983,330
and $183,395,095; respectively) . . . . .  $   85,673,070  $    263,225,960  $  568,201,126   $      259,073,630  $  190,496,344
Investments, at value (cost $8,426,168;
25,528,333; $0, $0
and $0; respectively) . . . . . . . . . .       9,442,746        29,019,028               -                    -               -
                                          ---------------------------------------------------------------------------------------
Total Investments . . . . . . . . . . . .      95,115,816       292,244,988     568,201,126          259,073,630     190,496,344
                                          ---------------------------------------------------------------------------------------
Interest and dividends receivable . . . .          36,345           210,082         465,534              316,679         270,570
Prepaid expenses and other assets . . . .             104               399             926                  567             551
                                          ---------------------------------------------------------------------------------------
Total Assets. . . . . . . . . . . . . . .      95,152,265       292,455,469     568,667,586          259,390,876     190,767,465
                                          ---------------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian. . . . . . . . . . .             239               785           1,632                  802             627
Payable for investments purchased . . . .         606,384         1,645,593       1,461,034              725,642          40,609
Accrued expenses and other payables:
Investment advisory fees. . . . . . . . .           9,532            29,834          59,341               27,621          20,520
Distribution fees . . . . . . . . . . . .          18,331            57,374         114,118               53,118          39,462
Administrative servicing fees . . . . . .          10,686            33,474          65,936               31,240          23,445
Other . . . . . . . . . . . . . . . . . .           7,156            22,080          49,640               23,849          19,299
                                          ---------------------------------------------------------------------------------------
Total Liabilities . . . . . . . . . . . .         652,328         1,789,140       1,751,701              862,272         143,962
                                          ---------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . .  $   94,499,937  $    290,666,329  $  566,915,885   $      258,528,604  $  190,623,503
                                          =======================================================================================

REPRESENTED BY:
Capital . . . . . . . . . . . . . . . . .  $   82,611,753  $    255,121,378  $  509,594,419   $      239,259,213  $  183,118,454
Accumulated net investment
income (loss) . . . . . . . . . . . . . .               -           165,901           1,355                  639             352
Accumulated net realized
gains (losses) from
investment transactions . . . . . . . . .       1,197,366           626,858        (108,355)             178,452         403,448
Net unrealized appreciation
(depreciation)
on investments. . . . . . . . . . . . . .      10,690,818        34,752,192      57,428,466           19,090,300       7,101,249
                                          ---------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . .  $   94,499,937  $    290,666,329  $  566,915,885   $      258,528,604  $  190,623,503
                                          =======================================================================================

SHARES OUTSTANDING
(unlimited number
of shares authorized):. . . . . . . . . .       9,004,287        27,422,957      53,773,581           24,668,738      18,473,098
                                          =======================================================================================

NET ASSET VALUE AND OFFERING
PRICE PER SHARE:* . . . . . . . . . . . .  $        10.49  $          10.60  $        10.54   $            10.48  $        10.32

*    Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

116
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GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2003

                                                                                  GARTMORE         GARTMORE
                                             GARTMORE GVIT       GARTMORE        GVIT GLOBAL         GVIT
                                              U.S. GROWTH      GVIT GLOBAL        FINANCIAL       DEVELOPING
                                              LEADERS FUND    UTILITIES FUND    SERVICES FUND    MARKETS FUND
                                            -----------------------------------------------------------------
ASSETS:
Investments, at value (cost $58,863,369;
7,570,744; 13,094,500,
and $124,635,932; respectively) . . . . . .  $   62,997,736  $     8,908,693   $   14,580,592   $ 159,223,029
Repurchase agreements, at
cost and value. . . . . . . . . . . . . . .       2,195,853          557,171        1,078,026       9,956,857
Investments purchased with cash
collateral received for
securities on loan, at cost and value . . .      15,717,150                -                -       3,398,400
                                            -----------------------------------------------------------------
Total Investments . . . . . . . . . . . . .      80,910,739        9,465,864       15,658,618     172,578,286
                                            -----------------------------------------------------------------
Cash. . . . . . . . . . . . . . . . . . . .             451              188                -               -
Foreign currency, at value (cost $0;
0; $26,850; and
133,139; respectively) . . . . . . . . . .               -                -           27,027         133,491
Interest and dividends receivable . . . . .          26,679           16,230           15,323         407,561
Receivable for investments sold . . . . . .       2,468,478                -          105,109         735,372
Unrealized appreciation on forward
foreign currency contracts. . . . . . . . .               -            1,274                -              31
Reclaims receivable . . . . . . . . . . . .               -            2,134              718           3,963
Prepaid Expenses and other assets . . . . .              40               22               32               -
                                            -----------------------------------------------------------------
Total Assets: . . . . . . . . . . . . . . .      83,406,387        9,485,712       15,806,827     173,858,704
                                            -----------------------------------------------------------------
LIABILITIES:
Payable to custodian. . . . . . . . . . . .               -                -               47             499
Payable for investments purchased . . . . .       2,355,494          228,645          121,609       4,606,574
Unrealized depreciation on forward
foreign currency contracts. . . . . . . . .               -                -                4           2,583
Payable for return of collateral received
for securities on loan. . . . . . . . . . .      15,717,150                -                -       3,398,400
Accrued expenses and other payables:
Investment advisory fees. . . . . . . . . .          55,293            5,634           12,683         147,502
Fund administration fees. . . . . . . . . .           3,495              714              940           9,705
Distributions fees. . . . . . . . . . . . .             769              187              155          32,066
Administrative servicing fees . . . . . . .           7,900              726            1,463               -
Other . . . . . . . . . . . . . . . . . . .           6,944              798            1,513          60,791
                                            -----------------------------------------------------------------
Total Liabilities:. . . . . . . . . . . . .      18,147,045          236,704          138,414       8,258,120
                                            -----------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . . .  $   65,259,342  $     9,249,008   $   15,668,413   $ 165,600,584
                                            =================================================================

REPRESENTED BY:
Capital . . . . . . . . . . . . . . . . . .  $   58,989,204  $     8,720,122   $   14,006,556   $ 171,578,678
Accumulated net investment
income (loss) . . . . . . . . . . . . . . .               -              863           (3,369)        234,721
Accumulated net realized gains
(losses) from investment and
foreign currency transactions . . . . . . .       2,135,771         (810,191)         178,645     (40,796,956)
Net unrealized appreciation
(depreciation) on investments and
translation of assets and liabilities
denominated in foreign currencies . . . . .       4,134,367        1,338,214        1,486,581      34,584,141
                                            -----------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . . .  $   65,259,342  $     9,249,008   $   15,668,413   $ 165,600,584
                                           ==================================================================

NET ASSETS:
Class I Shares. . . . . . . . . . . . . . .  $    6,199,420  $     1,103,548   $    3,120,980   $           -
Class II Shares . . . . . . . . . . . . . .       4,101,065        1,091,506          913,298     165,600,584
Class III Shares. . . . . . . . . . . . . .      54,958,857        7,053,954       11,634,135               -
                                            -----------------------------------------------------------------
Total . . . . . . . . . . . . . . . . . . .  $   65,259,342  $     9,249,008   $   15,668,413   $ 165,600,584
                                            =================================================================

SHARES OUTSTANDING (unlimited number
of shares authorized):
Class I Shares. . . . . . . . . . . . . . .         576,981          120,449          274,023               -
Class II Shares . . . . . . . . . . . . . .         381,083          118,891           80,322      15,937,096
Class III Shares. . . . . . . . . . . . . .       5,091,701          768,413        1,021,347               -
                                            -----------------------------------------------------------------
Total . . . . . . . . . . . . . . . . . . .       6,049,765        1,007,753        1,375,692      15,937,096
                                            =================================================================

NET ASSET VALUE AND OFFERING
PRICE PER SHARE:*
Class I Shares. . . . . . . . . . . . . . .  $        10.74  $          9.16   $        11.39   $           -
Class II Shares . . . . . . . . . . . . . .  $        10.76  $          9.18   $        11.37   $       10.39
Class III Shares. . . . . . . . . . . . . .  $        10.79  $          9.18   $        11.39   $           -

*    Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.


117
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2003

                                                                                             GARTMORE     GARTMORE
                                    GARTMORE     GARTMORE      GARTMORE         GVIT           GVIT         GVIT
                                      GVIT         GVIT          GVIT           SMALL         MONEY         MONEY
                                   NATIONWIDE     GROWTH      GOVERNMENT       COMPANY        MARKET       MARKET
                                      FUND         FUND        BOND FUND        FUND           FUND        FUND II
                                  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income. . . . . . . . .  $    157,878  $    20,959  $ 92,331,440   $    430,171   $31,553,894   $1,569,053
Dividend income (net of foreign
withholding tax
of $0; $0; $0; $148,075; $0
and $0; respectively). . . . . .    23,820,769    2,227,239             -      4,720,006       288,029       53,614
Income from
securities lending . . . . . . .        45,828        5,623        80,478        220,922             -            -
                                  ----------------------------------------------------------------------------------
Total Income . . . . . . . . . .    24,024,475    2,253,821    92,411,918      5,371,099    31,841,923    1,622,667
                                  ----------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . .     8,525,802    1,455,860     9,298,363      6,230,337     9,726,372      725,312
Fund administration fees . . . .       920,657      157,199     1,241,272        449,508     1,646,531       92,333
Distribution fees. . . . . . . .             -            -             -              -             -      362,656
Distribution fee
Class II Shares. . . . . . . . .         6,447            -        50,208         19,956             -            -
Administrative servicing
fees Class I Shares* . . . . . .     1,990,220      331,377     2,760,634        940,297     3,099,903      217,595
Administrative servicing
fees Class II Shares . . . . . .         3,869            -        30,125         11,923             -            -
Administrative servicing
fees Class III Shares. . . . . .         1,459            -        12,980            643             -            -
Administrative servicing
fees Class IV Shares . . . . . .       163,361       32,588        47,201         40,474       122,674            -
Administrative servicing
fees Class V Shares. . . . . . .             -            -             -              -       270,704            -
Other. . . . . . . . . . . . . .       403,026       62,297       512,485        172,758       712,922       37,263
                                  ----------------------------------------------------------------------------------
Total expenses before waived or
reimbursed expenses. . . . . . .    12,014,841    2,039,321    13,953,268      7,865,896    15,579,106    1,435,159
Expenses waived or reimbursed. .             -            -             -              -      (103,443)     (55,283)
                                  ----------------------------------------------------------------------------------
Total Expenses . . . . . . . . .    12,014,841    2,039,321    13,953,268      7,865,896    15,475,663    1,379,876
                                  ----------------------------------------------------------------------------------
NET INVESTMENT
INCOME (LOSS). . . . . . . . . .    12,009,634      214,500    78,458,650     (2,494,797)   16,366,260      242,791
                                  ----------------------------------------------------------------------------------

REALIZED /UNREALIZED
GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses)
on investment transactions . . .    27,972,725   28,747,913    30,902,140     57,366,035       (28,808)           -
Net realized gains (losses)
on foreign currency
transactions . . . . . . . . . .             -            -             -       (587,806)            -            -
                                  ----------------------------------------------------------------------------------
Net realized gains (losses) on
investment and foreign
currency transactions. . . . . .    27,972,725   28,747,913    30,902,140     56,778,229       (28,808)           -
Net change in unrealized
appreciation/depreciation
on investments and translation
of assets and
liabilities denominated in
foreign currencies . . . . . . .   322,235,736   41,383,359   (72,461,290)   184,949,212             -            -
                                  ----------------------------------------------------------------------------------
Net realized/unrealized gains
(losses) on investments
and foreign currencies . . . . .   350,208,461   70,131,272   (41,559,150)   241,727,441       (28,808)           -
                                  ----------------------------------------------------------------------------------
CHANGE IN NET ASSETS
RESULTING
FROM OPERATIONS. . . . . . . . .  $362,218,095  $70,345,772  $ 36,899,500   $239,232,644   $16,337,452   $  242,791
                                  ==================================================================================

* Gartmore GVIT Money Market Fund II shares have no class designation. See notes to financial statements.

118
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2003

                                     J.P. MORGAN     GARTMORE      NATIONWIDE     COMSTOCK      FEDERATED
                                        GVIT           GVIT           GVIT          GVIT          GVIT           GVIT
                                      BALANCED        MID CAP      STRATEGIC       VALUE       HIGH INCOME    EQUITY 500
                                        FUND        GROWTH FUND    VALUE FUND       FUND        BOND FUND     INDEX FUND
                                    -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income. . . . . . . . . .  $  3,397,683   $     32,161   $     7,201   $    50,430   $ 18,418,640   $     7,115
Dividend income. . . . . . . . . .     2,040,421        681,642       127,042     1,817,917        197,125     4,439,968
Income from securities lending . .             -         70,697             -         5,787         38,441         8,838
                                    -------------------------------------------------------------------------------------
Total Income . . . . . . . . . . .     5,438,104        784,500       134,243     1,874,134     18,654,206     4,455,921
                                    -------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . .     1,425,777      1,259,279       126,214       579,575      1,469,502       596,364
Fund administration fees . . . . .       160,232        107,570        11,070        52,151        183,530       160,617
Distribution fees Class II Shares.             -          1,203             -         3,199              -             -
Administrative servicing
fees Class I Shares. . . . . . . .       239,837        126,560        19,750        71,797        320,238             -
Administrative servicing
fees Class II Shares . . . . . . .             -            433             -         3,190              -             -
Administrative servicing
fees Class III Shares. . . . . . .             -            331             -             -              -             -
Administrative servicing
fees Class IV Shares . . . . . . .        49,725        122,468             -        34,538              -       247,008
Other. . . . . . . . . . . . . . .        53,016         67,854         5,691        19,765         60,266       176,248
                                    -------------------------------------------------------------------------------------
Total expenses before waived or
reimbursed expenses. . . . . . . .     1,928,587      1,685,698       162,725       764,215      2,033,536     1,180,237
Expenses waived or reimbursed. . .       (20,093)       (56,667)      (22,486)       (1,369)             -      (486,617)
                                    -------------------------------------------------------------------------------------
Total Expenses . . . . . . . . . .     1,908,494      1,629,031       140,239       762,846      2,033,536       693,620
                                    -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) . . .     3,529,610       (844,531)       (5,996)    1,111,288     16,620,670     3,762,301
                                    -------------------------------------------------------------------------------------

REALIZED /UNREALIZED
GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses) on
investment transactions. . . . . .       707,099     24,325,653       643,668     2,953,736     (1,498,935)   (9,406,443)
Net realized gains (losses) on
futures transactions . . . . . . .       (75,063)             -             -             -              -       429,729
Net realized gains (losses) on
foreign currency
transactions . . . . . . . . . . .          (766)             -             -             -              -             -
                                    -------------------------------------------------------------------------------------
Net realized gains (losses)
on investment, futures
and foreign currency
 transactions. . . . . . . . . . .       631,270     24,325,653       643,668     2,953,736     (1,498,935)   (8,976,714)
Net change in unrealized
appreciation/depreciation
on investments and futures . . . .    31,190,383     34,237,539     4,056,277    20,890,829     26,996,345    68,267,204
                                    -------------------------------------------------------------------------------------
Net realized/unrealized gains
(losses) on investments,
futures, and foreign currencies. .    31,821,653     58,563,192     4,699,945    23,844,565     25,497,410    59,290,490
                                    -------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
RESULTING
FROM OPERATIONS. . . . . . . . . .  $ 35,351,263   $ 57,718,661   $ 4,693,949   $24,955,853   $ 42,118,080   $63,052,791
                                    =====================================================================================


See  notes  to  financial  statements.

119
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2003

                                            VAN KAMPEN        GVIT           GVIT       GARTMORE       DREYFUS       TURNER
                                               GVIT           SMALL         SMALL         GVIT          GVIT          GVIT
                                           MULTI SECTOR        CAP           CAP        WORLDWIDE      MID CAP       GROWTH
                                               BOND           VALUE         GROWTH       LEADER         INDEX         FOCUS
                                               FUND           FUND           FUND         FUND          FUND          FUND
                                       ---------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income (net of foreign
withholding tax of $18,641;
0; $0; $0 and $0; respectively) . . . .  $  10,658,847   $    289,864   $   204,319   $    6,577   $     88,289   $    2,285
Dividend income (net of foreign
withholding tax
of $0; $543; $0; $33,949; $0
and $0; respectively). . . . . . . . . .         14,784      5,075,767       162,023      452,367      3,943,189       39,018
Income from securities lending . . . . .         18,169              -        35,373            -         48,579            -
                                       ---------------------------------------------------------------------------------------
Total Income . . . . . . . . . . . . . .     10,691,800      5,365,631       401,715      458,944      4,080,057       41,303
                                       ---------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees . . . . . . . .      1,670,732      5,006,130     1,436,142      292,715      1,650,301       61,175
Fund administration fees . . . . . . . .        195,514        373,779        86,689       21,575        218,342        6,920
Distribution fees Class II Shares. . . .              -         15,645        11,503            -          8,605            -
Administrative servicing
fees Class I Shares. . . . . . . . . . .        336,585        804,927       188,419       40,268        492,379        6,113
Administrative servicing
fees Class II Shares . . . . . . . . . .              -          9,387         6,901            -          4,802            -
Administrative servicing
fees Class III Shares. . . . . . . . . .              -            782           518        3,639              -        6,574
Administrative servicing
fees Class IV. . . . . . . . . . . . . .              -         46,865             -            -              -            -
Custodian fees . . . . . . . . . . . . .         22,382         60,914        12,966       22,049         33,681        1,237
Other. . . . . . . . . . . . . . . . . .         43,964        113,140        19,896        6,435         62,582        1,340
                                       ---------------------------------------------------------------------------------------
Total Expenses . . . . . . . . . . . . .      2,269,177      6,431,569     1,763,034      386,681      2,470,692       83,359
                                       ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) . . . . . .      8,422,623     (1,065,938)   (1,361,319)      72,263      1,609,365      (42,056)
                                       ---------------------------------------------------------------------------------------

REALIZED /UNREALIZED
GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses) on
investment transactions. . . . . . . . .      5,170,835     47,057,640    (1,791,667)   6,622,970     (4,396,090)   2,202,260
Net realized gains (losses) on futures .       (605,223)        49,993             -     (121,480)     1,073,169            -
Net realized gains (losses) on
foreign currency transactions. . . . . .      1,950,079              -             -     (762,333)             -            -
                                       ---------------------------------------------------------------------------------------
Net realized gains (losses) on
investment, futures
and foreign currency transactions. . . .      6,515,691     47,107,633    (1,791,667)   5,739,157     (3,322,921)   2,202,260
Net change in unrealized
appreciation/depreciation
on investments, futures and
translation of assets
and liabilities denominated in
foreign currencies . . . . . . . . . . .     10,720,209    225,645,478    40,618,636    3,363,244    102,630,342    1,201,173
                                       ---------------------------------------------------------------------------------------
Net realized/unrealized gains
(losses) on investments,
futures and foreign currencies . . . . .     17,235,900    272,753,111    38,826,969    9,102,401     99,307,421    3,403,433
                                       ---------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
RESULTING
FROM OPERATIONS. . . . . . . . . . . . .  $  25,658,523   $271,687,173   $37,465,650   $9,174,664   $100,916,786   $3,361,377
                                       =======================================================================================


See  notes  to  financial  statements.

120
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2003

                                         GARTMORE
                                           GVIT         GARTMORE
                                          GLOBAL          GVIT       GARTMORE      GARTMORE       GARTMORE          DREYFUS
                                        TECHNOLOGY       GLOBAL        GVIT          GVIT           GVIT             GVIT
                                           AND           HEALTH     NATIONWIDE     EMERGING     INTERNATIONAL    INTERNATIONAL
                                      COMMUNICATIONS    SCIENCES      LEADERS      MARKETS         GROWTH            VALUE
                                           FUND           FUND         FUND          FUND           FUND             FUND
                                     ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income . . . . . . . . . .  $        14,729   $   17,299   $     2,844  $    13,270   $        3,874   $       28,829
Dividend income (net of
foreign withholding
tax of $557; $0; $0; $63,367;
28,634 and
210,820 respectively). . . . . . .           61,865      192,881       105,097      863,325          195,414        1,764,827
Income from
securities lending. . . . . . . . .            5,741        1,519             -            -                -            3,339
                                     ------------------------------------------------------------------------------------------
Total Income. . . . . . . . . . . .           82,335      211,699       107,941      876,595          199,288        1,796,995
                                     ------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees. . . . . .          296,055      251,854        75,462      424,844          105,600          494,606
Fund administration fees. . . . . .           21,117       17,267         6,694       30,785           14,540           45,033
Distribution fees
Class II Shares . . . . . . . . . .            1,369        1,245             -        6,126                -              758
Administrative servicing
fees Class I Shares . . . . . . . .           16,312        3,567           557       13,912            4,409               59
Administrative servicing
fees Class II Shares. . . . . . . .              822          747             -        3,583                -              168
Administrative servicing
fees Class III Shares . . . . . . .           26,240       30,434        10,426       33,736            6,097              679
Administrative servicing
fees Class IV Shares. . . . . . . .                -            -             -            -                -           92,583
Custodian fees. . . . . . . . . . .            3,473        2,285           851        3,796            2,104           75,601
Other . . . . . . . . . . . . . . .           13,480        2,650           593       10,217            2,883           31,568
                                     ------------------------------------------------------------------------------------------
Total Expenses. . . . . . . . . . .          378,868      310,049        94,583      526,999          135,633          741,055
                                     ------------------------------------------------------------------------------------------
NET INVESTMENT
INCOME (LOSS) . . . . . . . . . . .         (296,533)     (98,350)       13,358      349,596           63,655        1,055,940
                                     ------------------------------------------------------------------------------------------

REALIZED/UNREALIZED
GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses) on
investment transactions . . . . . .        8,965,063    4,415,762       353,623    4,962,161        2,460,924       (4,470,045)
Net realized gains (losses) on
futures transactions. . . . . . . .                -            -             -            -         (138,002)               -
Net realized gains (losses) on
foreign currency transactions . . .          (12,282)      (3,743)            -     (120,188)        (205,881)          58,464
                                     ------------------------------------------------------------------------------------------
Net realized gains (losses) on
investment, futures
and foreign
currency transactions . . . . . . .        8,952,781    4,412,019       353,623    4,841,973        2,117,041       (4,411,581)
Net change in unrealized
appreciation/depreciation on
investments and translation of
assets and liabilities
denominated in foreign currencies .        1,985,726    2,497,579     1,472,002   15,474,903        1,296,552       26,455,210
                                     ------------------------------------------------------------------------------------------
Net realized/unrealized gains
(losses) on investments,
futures, and foreign currencies . .       10,938,507    6,909,598     1,825,625   20,316,876        3,413,593       22,043,629
                                     ------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
RESULTING
FROM OPERATIONS . . . . . . . . . .  $    10,641,974   $6,811,248   $ 1,838,983  $20,666,472   $    3,477,248   $   23,099,569
                                     ==========================================================================================


See  notes  to  financial  statements.



121
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2003

                                                     GARTMORE                       GARTMORE
                                     GARTMORE     GVIT INVESTOR      GARTMORE     GVIT INVESTOR      GARTMORE
                                  GVIT INVESTOR    DESTINATIONS   GVIT INVESTOR    DESTINATIONS   GVIT INVESTOR
                                   DESTINATIONS     MODERATELY     DESTINATIONS     MODERATELY     DESTINATIONS
                                    AGGRESSIVE      AGGRESSIVE       MODERATE      CONSERVATIVE    CONSERVATIVE
                                       FUND            FUND            FUND            FUND            FUND
                                  ------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income from affiliates.  $            -  $      137,283  $      900,864  $      807,344  $    1,090,231
Dividend income from affiliates.         907,105       3,153,254       7,556,633       4,232,646       3,460,911
Dividend income. . . . . . . . .          52,500         182,309               -               -               -
                                  ------------------------------------------------------------------------------
Total Income . . . . . . . . . .         959,605       3,472,846       8,457,497       5,039,990       4,551,142
                                  ------------------------------------------------------------------------------
EXPENSES
Investment advisory fees . . . .          57,969         197,267         427,681         227,792         190,521
Distribution fees. . . . . . . .         111,480         379,363         822,471         438,066         366,391
Administrative servicing fees. .          66,335         227,619         493,485         262,841         219,836
Other. . . . . . . . . . . . . .          10,224          39,613          88,772          45,665          37,657
                                  ------------------------------------------------------------------------------
Total Expenses . . . . . . . . .         246,008         843,862       1,832,409         974,364         814,405
                                  ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) . .         713,597       2,628,984       6,625,088       4,065,626       3,736,737
                                  ------------------------------------------------------------------------------

REALIZED/UNREALIZED
GAINS (LOSSES)
FROM INVESTMENTS:
Realized gains (losses) on
investment transactions
with affiliates. . . . . . . . .       2,993,022       1,864,112         966,332       1,547,948       1,681,281
Realized gain distributions
from underlying Funds. . . . . .         189,297         483,146         713,331         232,651          88,237
                                  ------------------------------------------------------------------------------
Net realized gains (losses) on
investment transactions. . . . .       3,182,319       2,347,258       1,679,663       1,780,599       1,769,518
Net change in unrealized
appreciation/depreciation
on investments . . . . . . . . .      11,084,658      37,245,950      60,756,254      19,318,812       6,488,593
                                  ------------------------------------------------------------------------------
Net realized/unrealized gains
(losses) on investments. . . . .      14,266,977      39,593,208      62,435,917      21,099,411       8,258,111
                                  ------------------------------------------------------------------------------
CHANGE IN NET ASSETS
RESULTING
FROM OPERATIONS. . . . . . . . .  $   14,980,574  $   42,222,192  $   69,061,005  $   25,165,037  $   11,994,848
                                  ==============================================================================


See  notes  to  financial  statements.

122
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2003

                                                         GARTMORE GVIT    GARTMORE GVIT      GARTMORE GVIT     GARTMORE GVIT
                                                          U.S. GROWTH      GVIT GLOBAL      GLOBAL FINANCIAL     DEVELOPING
                                                          LEADERS FUND    UTILITIES FUND     SERVICES FUND      MARKETS FUND
                                                         --------------------------------------------------------------------
INVESTMENT INCOME:
Interest income . . . . . . . . . . . . . . . . . . . .  $      20,434   $         2,600   $           6,196   $      21,486
Dividend income (net of foreign
withholding tax of $0; $10,122;
15,860 and $212,957; respectively) . . . . . . . . . .         207,318           137,143             254,635       2,398,262
Income from securities lending. . . . . . . . . . . . .          3,814                 -                   -          14,890
                                                         --------------------------------------------------------------------
Total Income. . . . . . . . . . . . . . . . . . . . . .        231,566           139,743             260,831       2,434,638
                                                         --------------------------------------------------------------------
EXPENSES:
Investment advisory fees. . . . . . . . . . . . . . . .        319,836            46,438              93,799       1,203,633
Fund administration fees. . . . . . . . . . . . . . . .         21,421             7,079               8,392          83,475
Distribution fees Class II Shares . . . . . . . . . . .          2,469               790                 551         163,823
Administrative servicing fees Class I Shares. . . . . .          4,339               666               1,787               -
Administrative servicing fees Class II Shares . . . . .          1,481               474                 331         151,888
Administrative servicing fees Class III Shares. . . . .         41,427             3,998               7,283               -
Other fees. . . . . . . . . . . . . . . . . . . . . . .          8,070             2,187               3,407         223,234
                                                         --------------------------------------------------------------------
Total expenses before waived or
reimbursed expenses . . . . . . . . . . . . . . . . . .        399,043            61,632             115,550       1,826,053
Expenses waived or reimbursed . . . . . . . . . . . . .              -                 -                   -        (157,602)
                                                         --------------------------------------------------------------------
Total Expenses. . . . . . . . . . . . . . . . . . . . .        399,043            61,632             115,550       1,668,451
NET INVESTMENT INCOME (LOSS). . . . . . . . . . . . . .       (167,477)           78,111             145,281         766,187
                                                         --------------------------------------------------------------------

REALIZED/UNREALIZED GAINS
  (LOSSES)ON INVESTMENTS:
Net realized gains (losses) on
investment transactions . . . . . . . . . . . . . . . .      8,136,339            47,163           1,975,284      14,386,488
Net realized gains (losses) on
foreign currency transactions . . . . . . . . . . . . .              -           (36,748)            (62,992)       (499,577)
                                                         --------------------------------------------------------------------
Net realized gains (losses) on investment and
foreign currency transactions . . . . . . . . . . . . .      8,136,339            10,415           1,912,292      13,886,911
Net change in unrealized appreciation/depreciation
on investments and translation of assets and
liabilities denominated in foreign currencies . . . . .      4,162,076         1,314,079           1,343,429      36,982,971
                                                         --------------------------------------------------------------------
Net realized/unrealized gains (losses) on investments
and foreign currencies. . . . . . . . . . . . . . . . .     12,298,415         1,324,494           3,255,721      50,869,882
                                                         --------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS . . . . . . . . . . . . . . . . . . . .  $  12,130,938   $     1,402,605   $       3,401,002   $  51,636,069
                                                         ====================================================================

See  notes  to  financial  statements.

123
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GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                GARTMORE                            GARTMORE
                                           GVIT  NATIONWIDE  FUND               GVIT  GROWTH  FUND
                                         -----------------------------------------------------------------
                                           YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                              2003             2002             2003            2002
                                         -----------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . .  $   12,009,634   $   12,482,800   $     214,500   $     (76,863)
Net realized gains (losses) on
investment transactions . . . . . . . .      27,972,725     (111,414,770)     28,747,913     (76,317,671)
Net change in unrealized appreciation/
depreciation on investments . . . . . .     322,235,736     (185,840,181)     41,383,359     (17,627,059)
                                         -------------    --------------   -------------   --------------
Change in net assets resulting
from operations . . . . . . . . . . . .     362,218,095     (284,772,151)     70,345,772     (94,021,593)
                                         -------------    --------------   -------------   --------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income . . . . . . . . .      (7,472,339)     (12,476,633)        (45,300)              -

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net investment income . . . . . . . . .          (9,472)     (2,917)(a)                -               -

DISTRIBUTIONS TO CLASS III
SHAREHOLDERS FROM:
Net investment income . . . . . . . . .          (5,026)       (1,658)(b)              -               -

DISTRIBUTIONS TO CLASS IV
SHAREHOLDERS FROM:
Net investment income . . . . . . . . .     (567,652)(c)               -      (11,175)(c)              -
                                         -------------    --------------   -------------   --------------
Change in net assets from
shareholder distributions . . . . . . .      (8,054,489)     (12,481,208)        (56,475)              -
                                         -------------    --------------   -------------   --------------
Change in net assets from
apital transactions . . . . . . . . . .      28,034,459     (126,213,217)      6,782,866     (56,436,984)
                                         -------------    --------------   -------------   --------------
Change in net assets. . . . . . . . . .     382,198,065     (423,466,576)     77,072,163    (150,458,577)

NET ASSETS:
Beginning of period . . . . . . . . . .   1,253,849,655    1,677,316,231     201,688,920     352,147,497
                                         -------------    --------------   -------------   --------------
End of period . . . . . . . . . . . . .  $1,636,047,720   $1,253,849,655   $ 278,761,083   $ 201,688,920
                                         ==============   ==============   =============   ==============

(a) For the period from July 11, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements.

124
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                              GARTMORE                           GVIT
                                                      GVIT GOVERNMENT BOND FUND          SMALL COMPANY FUND
                                                 -----------------------------------------------------------------
                                                     YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                        2003              2002             2003            2002
                                                 -----------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . . . . . .  $      78,458,650   $   74,038,513   $  (2,494,797)  $  (2,217,644)
Net realized gains (losses) on investment
and foreign currency transactions . . . . . . .         30,902,140       16,994,408      56,778,229     (48,480,330)
Net change in unrealized appreciation/
depreciation on investments and
translation of assets and liabilities
denominated in foreign currencies . . . . . . .        (72,461,290)      77,111,343     184,949,212     (77,409,137)
                                                -------------------  --------------   -------------   --------------
Change in net assets resulting from operations.         36,899,500      168,144,264     239,232,644    (128,107,111)
                                                -------------------  --------------   -------------   --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .        (58,024,221)     (74,073,271)              -               -
Net realized gains on investments . . . . . . .         (2,616,610)     (15,377,853)              -               -

DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .           (618,833)     (143,034)(a)              -               -
Net realized gains on investments . . . . . . .            (26,042)      (70,633)(a)              -               -

DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .           (281,346)      (97,299)(b)              -               -
Net realized gains on investments . . . . . . .            (16,120)      (53,766)(b)              -               -

DISTRIBUTIONS TO CLASS IV SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .       (1,253,511)(c)              -               -               -
                                                -------------------  --------------   -------------   --------------
Change in net assets from
shareholder distributions . . . . . . . . . . .        (62,836,683)     (89,815,856)              -               -
                                                -------------------  --------------   -------------   --------------
Change in net assets from capital transactions.       (417,774,498)     620,254,606      24,428,840     (51,148,960)
                                                -------------------  --------------   -------------   --------------
Change in net assets. . . . . . . . . . . . . .       (443,711,681)     698,583,014     263,661,484    (179,256,071)

NET ASSETS:
Beginning of period . . . . . . . . . . . . . .      2,000,411,250    1,301,828,236     564,212,232     743,468,303
End of period . . . . . . . . . . . . . . . . .  $   1,556,699,569   $2,000,411,250   $ 827,873,716   $ 564,212,232
                                                ==================-  ==============   =============   ==============

(a) For the period from July 8, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 20, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003
See  notes  to  financial  statements.

125
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                            GARTMORE                          GARTMORE
                                    GVIT  MONEY  MARKET  FUND     GVIT  MONEY  MARKET  FUND  II
                               -----------------------------------------------------------------
                                  YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                     2003             2002             2003            2002
                               -----------------------------------------------------------------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income. . . . .  $   16,366,260   $   34,554,789   $     242,791   $     400,151
Net realized gains (losses) on
investment transactions. . . .         (28,808)          (5,268)              -             (39)
                                --------------   --------------   -------------   --------------
Change in net assets resulting
from operations. . . . . . . .      16,337,452       34,549,521         242,791         400,112
                                --------------   --------------   -------------   --------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM*:
Net investment income. . . . .     (13,144,861)     (34,104,582)       (242,791)       (400,151)

DISTRIBUTIONS TO CLASS IV
SHAREHOLDERS FROM:
Net investment income. . . . .     (553,741)(a)               -               -               -

DISTRIBUTIONS TO CLASS V
SHAREHOLDERS FROM:
Net investment income. . . . .      (2,703,484)     (450,207)(b)              -               -
                                --------------   --------------   -------------   --------------
Change in net assets from
shareholder distributions. . .     (16,402,086)     (34,554,789)       (242,791)       (400,151)
                                --------------   --------------   -------------   --------------
Change in net assets from
capital transactions . . . . .    (718,958,580)    (107,616,053)     37,694,575      72,630,480
                                --------------   --------------   -------------   --------------
Change in net assets . . . . .    (719,023,214)    (107,621,321)     37,694,575      72,630,441

NET ASSETS:
Beginning of period. . . . . .   2,761,732,439    2,869,353,760     110,041,198      37,410,757
                                --------------   --------------   -------------   --------------
End of period. . . . . . . . .  $2,042,709,225   $2,761,732,439   $ 147,735,773   $ 110,041,198
                               ==============    ==============   =============   ==============

*    Gartmore  GVIT  Money  Market  Fund  II  shares  have no class designation.
(a) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(b) For the period from October 21, 2002 (commencement of operations) through December 31, 2002.

See  notes  to  financial  statements.

126
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GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                      J.P.  MORGAN                 GARTMORE  GVIT                 NATIONWIDE  GVIT
                                   GVIT  BALANCED  FUND          MID  CAP  GROWTH FUND          STRATEGIC VALUE  FUND
                             -----------------------------    -----------------------------   -----------------------------
                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                   2003            2002          2003 (A)          2002            2003            2002
                            ---------------   -------------   --------------  -------------   --------------  --------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
Net investment income (loss)  $   3,529,610   $   3,288,111   $    (844,531)  $    (516,804)  $      (5,996)  $       5,478
Net realized gains (losses)
on investment,
futures and foreign
currency transactions. . . .        631,270     (14,719,903)     24,325,653     (17,439,012)        643,668      (3,431,912)
Net change in unrealized
appreciation/depreciation
on investments and futures .     31,190,383      (8,664,456)     34,237,539      (4,320,109)      4,056,277      (2,062,489)
                            ---------------   -------------   -------------   -------------   -------------   --------------
Change in net assets
resulting from operations. .     35,351,263     (20,096,248)     57,718,661     (22,275,925)      4,693,949      (5,488,923)
                            ---------------   -------------   -------------   -------------   -------------   --------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income. . . .     (2,843,946)     (3,279,433)              -               -          (5,146)         (5,455)

DISTRIBUTIONS TO CLASS IV
SHAREHOLDERS FROM:
Net investment income. . . .    (697,321)(b)              -               -               -               -               -
Net realized gains
on investments . . . . . . .              -               -               -        (452,788)              -               -
                            ---------------   -------------   -------------   -------------   -------------   --------------
Change in net assets from
shareholder distributions. .     (3,541,267)     (3,279,433)              -        (452,788)         (5,146)         (5,455)
                            ---------------   -------------   -------------   -------------   -------------   --------------
Change in net assets from
capital transactions . . . .     53,767,545      20,789,527     101,879,679      (4,816,492)     (2,812,462)     (3,685,215)
                            ---------------   -------------   -------------   -------------   -------------   --------------
Change in net assets . . . .     85,577,541      (2,586,154)    159,598,340     (27,545,205)      1,876,341      (9,179,593)

NET ASSETS:
Beginning of period. . . . .    147,288,985     149,875,139      70,668,774      98,213,979      13,559,815      22,739,408
                            ---------------   -------------   -------------   -------------   -------------   --------------
End of period. . . . . . . .  $ 232,866,526   $ 147,288,985   $ 230,267,114   $  70,668,774   $  15,436,156   $  13,559,815
                            ===============   =============   =============   =============   =============   ==============

(a) Effective April 28, 2003, upon reorganization of Market Street Mid Cap Growth Fund, the existing shares of the Fund were designated Class IV shares of the Gartmore Mid Cap Growth Fund.
(b) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See  notes  to  financial  statements.

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                                          COMSTOCK                      FEDERATED  GVIT                       GVIT
                                        GVIT  VALUE  FUND           HIGH  INCOME BOND FUND          EQUITY 500 INDEX  FUND
                                 -----------------------------   ----------------------------   ------------------------------
                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      2003            2002          2003 (A)          2002            2003            2002
                                 -------------   ------------    -------------   -------------   -------------   --------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
Net investment income (loss). .  $   1,111,288   $     594,225   $  16,620,670   $  12,104,412   $   3,762,301   $   3,669,931
Net realized gains (losses)
on investment
and futures transactions. . . .      2,953,736     (13,926,705)     (1,498,935)     (9,438,861)     (8,976,714)    (32,951,237)
Net change in unrealized
appreciation/depreciation on
investments and futures . . . .     20,890,829         522,771      26,996,345       1,760,670      68,267,204     (43,019,963)
                                 -------------   ------------    -------------   -------------   -------------   --------------
Change in net assets resulting
from operations . . . . . . . .     24,955,853     (12,809,709)     42,118,080       4,426,221      63,052,791     (72,301,269)
                                 -------------   ------------    -------------   -------------   -------------   --------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income . . . . .       (647,772)       (607,204)    (16,621,669)    (12,077,873)              -               -

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net investment income . . . . .     (23,508)(b)              -               -               -               -               -

DISTRIBUTIONS TO CLASS IV
SHAREHOLDERS FROM:
Net investment income . . . . .    (446,549)(c)              -               -               -      (4,701,755)     (3,532,315)
                                 -------------   ------------    -------------   -------------   -------------   --------------
Change in net assets from
shareholder distributions . . .     (1,117,829)       (607,204)    (16,621,669)    (12,077,873)     (4,701,755)     (3,532,315)
                                 -------------   ------------    -------------   -------------   -------------   --------------
Change in net assets from
capital transactions. . . . . .     53,417,701          (7,688)     80,106,315      56,363,176     (13,197,464)    (13,119,792)
                                 -------------   ------------    -------------   -------------   -------------   --------------
Change in net assets. . . . . .     77,255,725     (13,424,601)    105,602,726      48,711,524      45,153,572     (88,953,376)

NET ASSETS:
Beginning of period . . . . . .     39,423,649      52,848,250     162,733,245     114,021,721     235,961,405     324,914,781
                                 -------------   ------------    -------------   -------------   -------------   --------------
End of period . . . . . . . . .  $ 116,679,374   $  39,423,649   $ 268,335,971   $ 162,733,245   $ 281,114,977   $ 235,961,405
                                 =============   =============   =============   =============   ============    ==============

(a) Effective April 28, 2003, upon reorganization of Market Street Equity 500 Index Fund, the existing shares of the Fund were designated Class IV shares of the GVIT Equity 500 Index Fund.
(b) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See  notes  to  financial  statements.

128
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                                           VAN  KAMPEN  GVIT                    GVIT
                                       MULTI  SECTOR BOND  FUND        SMALL  CAP  VALUE  FUND
                                      -----------------------------   ----------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2003            2002            2003            2002
                                      -------------   ------------    -------------   -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . . .  $   8,422,623   $   8,685,225   $  (1,065,938)  $      56,128
Net realized gains (losses)
 on investment
futures and foreign
currency transactions. . . . . . . .      6,515,691      (4,017,056)     47,107,633    (104,033,638)
Net change in unrealized
appreciation/depreciation
on investments, futures
and translation of assets and
liabilities denomintated
 in foreign currencies . . . . . . .     10,720,209       8,153,719     225,645,478    (104,846,114)
                                      -------------   ------------    -------------   -------------
Change in net assets resulting
 from operations . . . . . . . . . .     25,658,523      12,821,888     271,687,173    (208,823,624)
                                      -------------   ------------    -------------   -------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income. . . . . . . .    (12,019,597)    (10,400,483)         (2,654)        (53,460)
Net realized gains on investments. .              -               -               -     (15,376,195)

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net realized gains on investments. .              -               -               -      (5,349) (a)

DISTRIBUTIONS TO CLASS III
 SHAREHOLDERS FROM:
Net investment income. . . . . . . .              -               -              (4)        (25) (b)
Net realized gains on investments. .              -               -               -         (70) (b)
                                      -------------   ------------    -------------   -------------
Change in net assets from
 shareholder distributions . . . . .    (12,019,597)    (10,400,483)         (2,658)    (15,435,099)
                                      -------------   ------------    -------------   -------------
Change in net assets from
 capital transactions. . . . . . . .      3,606,169      29,534,592      49,554,529      (4,901,890)
                                      -------------   ------------    -------------   -------------
Change due to capital contributions.              -               -               -               -
Change in net assets . . . . . . . .     17,245,095      31,955,997     321,239,044    (229,160,613)

NET ASSETS:
Beginning of period. . . . . . . . .    209,279,654     177,323,657     468,699,733     697,860,346
                                      -------------   ------------    -------------   -------------
End of period. . . . . . . . . . . .  $ 226,524,749   $ 209,279,654   $ 789,938,777   $ 468,699,733
                                      =============   =============   =============   =============

(a) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 3, 2002 (commencement of operations) through December 31, 2002.

See  notes  to  financial  statements.


129
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                                                               GVIT                     GARTMORE  GVIT
                                                      SMALL  CAP GROWTH  FUND       WORLDWIDE  LEADERS  FUND
                                                    ------------------------------------------------------------
                                                      YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                     DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                         2003            2002           2003           2002
                                                    -------------   -------------   -----------   --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . . . . . . . . . .  $  (1,361,319)  $  (1,193,130)  $    72,263   $     134,526
Net realized gains (losses) on investment,
futures and foreign
currency transactions. . . . . . . . . . . . . . .     (1,791,667)    (30,548,275)    5,739,157      (9,332,279)
Net change in unrealized appreciation/
depreciation on investments and
translation of assets and liabilities denominated
 in foreign currencies . . . . . . . . . . . . . .     40,618,636     (17,877,984)    3,363,244         921,975
                                                    -------------   -------------   -----------   --------------
Change in net assets resulting from operations . .     37,465,650     (49,619,389)    9,174,664      (8,275,778)
                                                    -------------   -------------   -----------   --------------
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . .              -               -             -        (542,428)
Tax Return of Capital. . . . . . . . . . . . . . .              -               -             -        (177,521)
                                                    -------------   -------------   -----------   --------------
Change in net assets from
shareholder distributions. . . . . . . . . . . . .              -               -             -        (719,949)
                                                    -------------   -------------   -----------   --------------
Change in net assets from
capital transactions . . . . . . . . . . . . . . .     27,354,548       7,614,632    (2,164,627)    (35,006,495)
                                                    -------------   -------------   -----------   --------------
Change in net assets . . . . . . . . . . . . . . .     64,820,198     (42,004,757)    7,010,037     (44,002,222)

NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . .    101,977,298     143,982,055    26,466,534      70,468,756
                                                    -------------   -------------   -----------   --------------
End of period. . . . . . . . . . . . . . . . . . .  $ 166,797,496   $ 101,977,298   $33,476,571   $  26,466,534
                                                    -------------   -------------   -----------   --------------

See  notes  to  financial  statements.

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                                                            DREYFUS  GVIT                    TURNER  GVIT
                                                          MID  CAP  INDEX  FUND           GROWTH  FOCUS  FUND
                                                      ----------------------------    ------------------------------
                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                           2003            2002            2003            2002
                                                      -------------   -------------   -------------   --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . . . . . . . . . . .  $   1,609,365   $   1,110,204   $     (42,056)  $     (56,055)
Net realized gains (losses) on investment
and futures transactions . . . . . . . . . . . . . .     (3,322,921)     (6,179,491)      2,202,260      (4,944,191)
Net change in unrealized appreciation /depreciation
on investments and futures . . . . . . . . . . . . .    102,630,342     (52,601,723)      1,201,173        (598,268)
                                                      -------------   -------------   -------------   --------------
Change in net assets resulting from operations . . .    100,916,786     (57,671,010)      3,361,377      (5,598,514)
                                                      -------------   -------------   -------------   --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . . .     (1,599,696)     (1,105,007)              -               -
Net realized gains on investments. . . . . . . . . .         (2,404)     (2,522,109)              -               -

DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . . .        (12,525)      (1,811)(a)              -               -
Net realized gains on investments. . . . . . . . . .            (29)      (6,271)(a)              -               -
                                                      -------------   -------------   -------------   --------------
Change in net assets from shareholder distributions.     (1,614,654)     (3,635,198)              -               -
                                                      -------------   -------------   -------------   --------------
Change in net assets from capital transactions . . .     54,134,435      90,884,957       2,813,796      (1,071,501)
                                                      -------------   -------------   -------------   --------------
Change in net assets . . . . . . . . . . . . . . . .    153,436,567      29,578,749       6,175,173      (6,670,015)

NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . . .    287,201,855     257,623,106       6,373,507      13,043,522
                                                      -------------   -------------   -------------   --------------
End of period. . . . . . . . . . . . . . . . . . . .  $ 440,638,422   $ 287,201,855   $  12,548,680   $   6,373,507
                                                      =============   =============   =============   ==============

(a) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

See  notes  to  financial  statements.


131
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                                           GARTMORE  GVIT                                                  GARTMORE  GVIT
                                          GLOBAL  TECHNOLOGY               GARTMORE  GVIT                    NATIONWIDE
                                      AND  COMMUNICATIONS  FUND     GLOBAL  HEALTH  SCIENCES  FUND          LEADERS  FUND
                                    -----------------------------   ------------------------------  -----------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         2003            2002            2003            2002            2003            2002
                                    -----------------------------   ------------------------------  -----------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . .  $    (296,533)  $    (132,576)  $     (98,350)  $     (21,982)  $      13,358   $      55,946
Net realized gains (losses)
on investment and
foreign currency transactions. . .      8,952,781      (6,839,026)      4,412,019        (855,928)        353,623        (909,988)
Net change in unrealized
appreciation/depreciation on
 investments and translation
of assets and liabilities
denominated in
foreign currencies . . . . . . . .      1,985,726        (994,771)      2,497,579        (316,799)      1,472,002        (594,840)
                                    -------------   -------------   -------------   -------------   -------------   --------------
Change in net assets resulting
from operations. . . . . . . . . .     10,641,974      (7,966,373)      6,811,248      (1,194,709)      1,838,983      (1,448,882)
                                    -------------   -------------   -------------   -------------   -------------   --------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income. . . . . . .              -               -               -               -            (667)      (1,492)(a)
Net realized gains
 on investments. . . . . . . . . .              -               -        (485,439)              -               -               -
Tax return of capital. . . . . . .              -         (80,814)              -               -               -               -

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net realized gains on investments.              -               -        (230,524)              -               -               -

DISTRIBUTIONS TO CLASS III
SHAREHOLDERS FROM:
Net investment income. . . . . . .              -               -               -               -         (17,036)        (54,439)
Net realized gains on investments.              -               -      (2,950,167)              -               -               -
Tax return of capital. . . . . . .              -       (8,546)(b)              -               -               -               -
                                    -------------   -------------   -------------   -------------   -------------   --------------
Change in net assets from
shareholder distributions. . . . .              -         (89,360)     (3,666,130)              -         (17,703)        (55,931)
                                    -------------   -------------   -------------   -------------   -------------   --------------
Change in net assets from
capital transactions . . . . . . .     27,230,928       6,083,760      18,525,153      10,677,146      (1,200,130)      9,206,624
                                    -------------   -------------   -------------   -------------   -------------   --------------
Change in net assets . . . . . . .     37,872,902      (1,971,973)     21,670,271       9,482,437         621,150       7,701,811

NET ASSETS:
Beginning of period. . . . . . . .     13,612,563      15,584,536      12,022,165       2,539,728       8,710,002       1,008,191
                                    -------------   -------------   -------------   -------------   -------------   --------------
End of period. . . . . . . . . . .  $  51,485,465   $  13,612,563   $  33,692,436   $  12,022,165   $   9,331,152   $   8,710,002
                                    =============   =============   =============   =============   =============   ==============

(a) For the period from May 9, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

See  notes  to  financial  statements.

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                                       GARTMORE  GVIT                   GARTMORE  GVIT                      DREYFUS
                                    EMERGING  MARKETS  FUND       INTERNATIONAL  GROWTH  FUND      INTERNATIONAL  VALUE  FUND
                                 -----------------------------   -----------------------------   ------------------------------
                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                      2003            2002            2003            2002            2003             2002
                                 -------------   -------------   -------------   -------------   --------------   --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). .  $     349,596   $     137,776   $      63,655   $      43,934   $    1,055,940   $   1,087,437
Net realized gains (losses)
 on investment,
futures, and foreign currency
transactions. . . . . . . . . .      4,841,973      (2,389,721)      2,117,041      (1,674,340)      (4,411,581)     (1,978,272)
Net change in unrealized
appreciation/depreciation on
 investments and translation
of assets and liabilities
denominated in
 foreign currencies . . . . . .     15,474,903      (2,956,346)      1,296,552        (293,915)      26,455,210      (6,666,555)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Change in net assets resulting
from operations . . . . . . . .     20,666,472      (5,208,291)      3,477,248      (1,924,321)      23,099,569      (7,557,390)
                                 -------------   -------------   -------------   -------------   --------------   --------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income . . . . .        (78,053)        (25,390)              -               -                -               -

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net investment income . . . . .         (6,845)        (443)(a)              -               -                -               -

DISTRIBUTIONS TO CLASS III
SHAREHOLDERS FROM:
Net investment income . . . . .       (131,739)     (21,804)(b)              -               -                -               -

DISTRIBUTIONS TO CLASS IV
SHAREHOLDERS FROM:
From net investment income. . .              -               -               -               -    (1,575,263)(c)       (746,525)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Change in net assets from
shareholder distributions . . .       (216,637)        (47,637)              -               -       (1,575,263)       (745,525)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Change in net assets from
capital transactions. . . . . .     27,861,065      11,176,063      (1,979,607)      1,568,058        8,172,268      (1,106,375)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Change in net assets. . . . . .     48,310,900       5,920,135       1,497,641        (356,263)      29,696,574      (9,410,290)

NET ASSETS:
Beginning of period . . . . . .     21,893,737      15,973,602       9,091,718       9,447,981       59,335,367      68,745,657
                                 -------------   -------------   -------------   -------------   --------------   --------------
End of period . . . . . . . . .  $  70,204,637   $  21,893,737   $  10,589,359   $   9,091,718   $   89,031,941   $  59,335,367
                                 =============   =============   =============   =============   ==============   ==============

(a) For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(c) Effective April 28, 2003, upon reorganization of Market Street International Fund, the existing shares of the Fund were designated Class IV shares of the Dreyfus International Value Fund.

See  notes  to  financial  statements.

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STATEMENTS OF CHANGES IN NET ASSETS

                                         GARTMORE                         GARTMORE                     GARTMORE
                              GVIT  INVESTOR  DESTINATIONS     GVIT  INVESTOR  DESTINATIONS    GVIT  INVESTOR DESTINATIONS
                                      AGGRESSIVE  FUND          MODERATELY AGGRESSIVE FUND           MODERATE FUND
                              -----------------------------   -----------------------------   -----------------------------

                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                   2003            2002            2003            2002            2003            2002
                              -------------   -------------   -------------   -------------   -------------   --------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
Net investment income (loss)  $     713,597   $     104,059   $   2,628,984   $     502,258   $   6,625,088   $   1,386,961
Net realized gains (losses)
 on investment
transactions . . . . . . . .      3,182,319        (943,715)      2,347,258      (1,614,036)      1,679,663      (1,442,342)
Net change in unrealized
appreciation/depreciation
on investments . . . . . . .     11,084,658        (398,149)     37,245,950      (2,496,954)     60,756,254      (3,330,743)
                              -------------   -------------   -------------   -------------   -------------   --------------
Change in net assets
resulting from operations. .     14,980,574      (1,237,805)     42,222,192      (3,608,732)     69,061,005      (3,386,124)
                              -------------   -------------   -------------   -------------   -------------   --------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income. . . .       (718,839)        (99,684)     (2,479,355)       (486,111)     (6,625,092)     (1,385,602)
Net realized gains
on investments . . . . . . .     (1,040,495)           (990)              -        (107,373)       (213,823)       (131,983)
                              -------------   -------------   -------------   -------------   -------------   --------------
Change in net assets from
shareholder distributions. .     (1,759,334)       (100,674)     (2,479,355)       (593,484)     (6,838,915)     (1,517,585)
                              -------------   -------------   -------------   -------------   -------------   --------------
Change in net assets from
capital transactions . . . .     61,785,665      20,325,015     178,961,322      75,658,930     339,138,327     169,954,881
                              -------------   -------------   -------------   -------------   -------------   --------------
Change in net assets . . . .     75,006,905      18,986,536     218,704,159      71,456,714     401,360,417     165,051,172

NET ASSETS:
Beginning of period. . . . .     19,493,032         506,496      71,962,170         505,456     165,555,468         504,296
                              -------------   -------------   -------------   -------------   -------------   --------------
End of period. . . . . . . .  $  94,499,937   $  19,493,032   $ 290,666,329   $  71,962,170   $ 566,915,885   $ 165,555,468
                              =============   =============   =============   =============   =============   ==============

See  notes  to  financial  statements.

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STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                  GARTMORE                        GARTMORE
                                          GVIT INVESTOR  DESTINATIONS     GVIT INVESTOR DESTINATIONS
                                         MODERATELY  CONSERVATIVE  FUND      CONSERVATIVE  FUND
                                         ------------------------------   ----------------------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2003            2002            2003            2002
                                         -------------   -------------   -------------   --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . .  $   4,065,626   $   1,017,839   $   3,736,737   $   1,156,260
Net realized gains (losses)
on investment transactions. . . . . . .      1,780,599      (1,083,348)      1,769,518        (609,377)
Net change in unrealized appreciation/
depreciation on investments . . . . . .     19,318,812        (230,171)      6,488,593         612,143
                                         -------------   -------------   -------------   --------------
Change in net assets resulting
from operations . . . . . . . . . . . .     25,165,037        (295,680)     11,994,848       1,159,026
                                         -------------   -------------   -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . .     (4,066,217)     (1,016,609)     (3,738,171)     (1,154,475)
Net realized gains on investments . . .       (411,637)       (107,305)       (713,029)        (43,789)
                                         -------------   -------------   -------------   --------------
Change in net assets from
shareholder distributions . . . . . . .     (4,477,854)     (1,123,914)     (4,451,200)     (1,198,264)
                                         -------------   -------------   -------------   --------------
Change in net assets from
capital transactions. . . . . . . . . .    142,172,419      96,585,544      92,721,801      89,895,450
                                         -------------   -------------   -------------   --------------
Change in net assets. . . . . . . . . .    162,859,602      95,165,950     100,265,449      89,856,212

NET ASSETS:
Beginning of period . . . . . . . . . .     95,669,002         503,052      90,358,054         501,842
                                         -------------   -------------   -------------   --------------
End of period . . . . . . . . . . . . .  $ 258,528,604   $  95,669,002   $ 190,623,503   $  90,358,054
                                         =============   =============   =============   ==============

See  notes  to  financial  statements.

135
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                           GARTMORE  GVIT                GARTMORE  GVIT
                                                     U.S.  GROWTH  LEADERS  FUND      GLOBAL  UTILITIES  FUND
                                                    -----------------------------   -----------------------------
                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2003            2002            2003            2002
                                                    -------------   -------------   -------------   --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . . . . . . . . . .  $    (167,477)  $     (30,927)  $      78,111   $      52,471
Net realized gains (losses) on investment
and foreign currency transactions. . . . . . . . .      8,136,339      (1,545,307)         10,415        (874,946)
Net change in unrealized appreciation/
depreciation on investments and
translation of assets and liabilities denominated
in foreign currencies. . . . . . . . . . . . . . .      4,162,076         (13,076)      1,314,079          19,675
                                                    -------------   -------------   -------------   --------------
Change in net assets resulting from operations . .     12,130,938      (1,589,310)      1,402,605        (802,800)
                                                    -------------   -------------   -------------   --------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . .              -               -          (3,939)        (453)(a)
Net realized gains on investments. . . . . . . . .       (416,890)              -               -               -

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . .              -               -          (2,379)              -
Net realized gains on investments. . . . . . . . .       (262,488)              -               -               -

DISTRIBUTIONS TO CLASS III
SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . .              -               -         (31,006)        (35,249)
Net realized gains on investments. . . . . . . . .     (3,599,512)              -               -               -
                                                    -------------   -------------   -------------   --------------
Change in net assets from
 shareholder distributions . . . . . . . . . . . .     (4,278,890)              -         (37,324)        (35,702)
                                                    -------------   -------------   -------------   --------------
Change in net assets from
capital transactions . . . . . . . . . . . . . . .     50,429,903       5,590,681       4,144,182       1,576,075
                                                    -------------   -------------   -------------   --------------
Change in net assets . . . . . . . . . . . . . . .     58,281,951       4,001,371       5,509,463         737,573

NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . .      6,977,391       2,976,020       3,739,545       3,001,972
                                                    -------------   -------------   -------------   --------------
End of period. . . . . . . . . . . . . . . . . . .  $  65,259,342   $   6,977,391   $   9,249,008   $   3,739,545
                                                    =============   =============   =============   ==============

(a) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.

See  notes  to  financial  statements.

136
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                           GARTMORE  GVIT                  GARTMORE  GVIT
                                                   GLOBAL FINANCIAL SERVICES  FUND    DEVELOPING  MARKETS  FUND
                                                   -------------------------------   ----------------------------
                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2003            2002          2003 (A)          2002
                                                    -------------   -------------   -------------   --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . . . . . . . . . .  $     145,281   $      28,634   $     766,187   $     448,752
Net realized gains (losses) on investment
and foreign currency transactions. . . . . . . . .      1,912,292        (358,444)     13,886,911      (6,968,619)
Net change in unrealized appreciation/
depreciation on investments and
translation of assets and liabilities denominated
 in foreign currencies . . . . . . . . . . . . . .      1,343,429          96,430      36,982,971      (1,847,272)
                                                    -------------   -------------   -------------   --------------
Change in net assets resulting
 from operations . . . . . . . . . . . . . . . . .      3,401,002        (233,380)     51,636,069      (8,367,139)
                                                    -------------   -------------   -------------   --------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . .        (12,436)         (76)(b)              -               -
Net realized gains on investments. . . . . . . . .       (293,901)              -               -

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . .         (2,984)              -         (77,018)       (127,920)
Net realized gains on investments. . . . . . . . .        (79,225)              -               -

DISTRIBUTIONS TO CLASS III
SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . .        (46,221)         (5,695)              -               -
Net realized gains on investments. . . . . . . . .     (1,105,844)              -               -
                                                    -------------   -------------   -------------   --------------
Change in net assets from
shareholder distributions. . . . . . . . . . . . .     (1,540,611)         (5,771)        (77,018)       (127,920)
                                                    -------------   -------------   -------------   --------------
Change in net assets from capital transactions . .      7,581,144       3,425,043      38,720,555     (17,082,906)
                                                    -------------   -------------   -------------   --------------
Change in net assets . . . . . . . . . . . . . . .      9,441,535       3,185,892      90,279,606     (25,577,965)

NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . .      6,226,878       3,040,986      75,320,978     100,898,943
                                                    -------------   -------------   -------------   --------------
End of period. . . . . . . . . . . . . . . . . . .  $  15,668,413   $   6,226,878   $ 165,600,584   $  75,320,978
                                                    =============   =============   =============   ==============

(a) Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
(b) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.

See  notes  to  financial  statements.

137
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

GARTMORE  GVIT  NATIONWIDE  FUND

                                       INVESTMENT  ACTIVITIES                         DISTRIBUTIONS
                                ---------------------------------------     ---------------------------------------------
                                                    NET
                                                 REALIZED
                                                    AND
                          NET                    UNREALIZED                                                         NET
                         ASSET         NET         GAINS         TOTAL                                             ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET         NET                     VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $    18.40         0.12         1.13         1.25        (0.12)     (0.72)          (0.84)  $ 18.81
Year Ended
December 31, 2000 . .  $    18.81         0.12        (0.47)       (0.35)       (0.12)     (6.70)          (6.82)  $ 11.64
Year Ended
December 31, 2001 (c)  $    11.64         0.08        (1.46)       (1.38)       (0.08)     (0.29)          (0.37)  $  9.89
Year Ended
December 31, 2002 . .  $     9.89         0.08        (1.79)       (1.71)       (0.08)         -           (0.08)  $  8.10
Year Ended
December 31, 2003 . .  $     8.10         0.08         2.14         2.22        (0.05)         -           (0.05)  $ 10.27

CLASS II SHARES
Period Ended
December 31, 2002 (d)  $     8.68         0.04        (0.57)       (0.53)       (0.05)         -           (0.05)  $  8.10
Year Ended
December 31, 2003 . .  $     8.10         0.05         2.15         2.20        (0.04)         -           (0.04)  $ 10.26

CLASS III SHARES
Period Ended
December 31, 2002 (e)  $     9.78         0.05        (1.65)       (1.60)       (0.07)         -           (0.07)  $  8.11
Year Ended
December 31, 2003 . .  $     8.11         0.09         2.13         2.22        (0.05)         -           (0.05)  $ 10.28

CLASS IV SHARES
Period Ended
December 31, 2003 (f)  $     8.30         0.05         1.95         2.00        (0.03)         -           (0.03)  $ 10.27

                                                          RATIOS  /  SUPPLEMENTAL  DATA
                                        ----------------------------------------------------------------------
                                                                                        RATIO OF
                                                                                           NET
                                                              RATIO OF     RATIO OF    INVESTMENT
                                                                 NET       EXPENSES      INCOME
                                                             INVESTMENT    (PRIOR TO     (LOSS)
                                        NET       RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                                       ASSETS     EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                                         AT          TO          TO           TO        MENTS) TO
                                       END OF      AVERAGE     AVERAGE      AVERAGE      AVERAGE    PORTFOLIO
                          TOTAL        PERIOD        NET         NET          NET          NET       TURNOVER
                          RETURN       (000S)      ASSETS      ASSETS     ASSETS (A)   ASSETS (A)      (B)
--------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .         6.94%  $ 2,419,737      0.72%        0.64%          (i)          (i)      29.95%
Year Ended
December 31, 2000 . .       (2.12%)  $ 2,014,759      0.78%        0.63%        0.81%        0.60%     148.28%
Year Ended
December 31, 2001 (c)      (11.82%)  $ 1,677,316      0.78%        0.77%        0.82%        0.73%      58.36%
Year Ended
December 31, 2002 . .      (17.35%)  $ 1,252,686      0.83%        0.84%        0.84%        0.83%      33.25%
Year Ended
December 31, 2003 . .        27.51%  $ 1,459,917      0.83%        0.83%          (i)          (i)     129.01%

CLASS II SHARES
Period Ended
December 31, 2002 (d)   (6.14%) (g)  $       765   1.07%(h)     1.03%(h)          (i)          (i)      33.25%
Year Ended
December 31, 2003 . .        27.23%  $     5,570      1.08%        0.60%          (i)          (i)     129.01%

CLASS III SHARES
Period Ended
December 31, 2002 (e)  (16.38%) (g)  $       399   0.72%(h)     1.07%(h)          (i)          (i)      33.25%
Year Ended
December 31, 2003 . .        27.48%  $       870      0.83%        0.83%          (i)          (i)     129.01%

CLASS IV SHARES
Period Ended
December 31, 2003 (f)    24.17% (g)  $   169,690   0.83%(h)     0.85%(h)          (i)          (i)     129.01%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period from July 11, 2002 (commencement of operations) through December 31, 2002.
(e) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(f) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(g)  Not  annualized.
(h)  Annualized.
(i)  There  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.

138
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

GARTMORE  GVIT  GROWTH  FUND

                                       INVESTMENT  ACTIVITIES                         DISTRIBUTIONS
                                ---------------------------------------     ---------------------------------------------
                                                    NET
                                                 REALIZED
                                                    AND
                          NET                    UNREALIZED
                         ASSET         NET         GAINS         TOTAL                             TAX
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET         NET     RETURN
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT   REALIZED     OF          TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    CAPITAL    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $    26.59        0.17          0.92         1.09        (0.17)     (1.60)      (0.20)          (1.97)
Year Ended
December 31, 2000 . .  $    25.71       (0.01)        (6.76)       (6.77)       (0.04)     (4.22)          -           (4.26)
Year Ended
December 31, 2001 (c)  $    14.68       (0.01)        (4.12)       (4.13)           -          -           -               -
Year Ended
December 31, 2002 . .  $    10.55           -         (3.03)       (3.03)           -          -           -               -
Year Ended
December 31, 2003 . .  $     7.52        0.01          2.45         2.46           (e)         -           -               -

CLASS IV SHARES
Period Ended
December 31, 2003 (d)  $     7.90           -          2.08         2.08           (e)         -           -               -

                                                          RATIOS  /  SUPPLEMENTAL  DATA
                                            -----------------------------------------------------------------------
                                                                                              RATIO OF
                                                                                                 NET
                                                                     RATIO OF     RATIO OF    INVESTMENT
                                                                       NET       EXPENSES      INCOME
                                                                   INVESTMENT    (PRIOR TO     (LOSS)
                                              NET       RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                        NET                  ASSETS     EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                       ASSET                   AT          TO          TO           TO        MENTS) TO
                       VALUE,                END OF      AVERAGE     AVERAGE      AVERAGE      AVERAGE    PORTFOLIO
                       END OF       TOTAL    PERIOD        NET         NET          NET          NET       TURNOVER
                       PERIOD      RETURN    (000S)      ASSETS      ASSETS     ASSETS (A)   ASSETS (A)      (B)
-------------------------------------------------------------------------------------------------------------------

CLASS I SHARES
Year Ended
December 31, 1999 . .  $ 25.71      4.28%  $1,067,839     0.74%       0.62%        (h)          (h)       24.70%
Year Ended
December 31, 2000 . .  $ 14.68   (26.53%)  $  606,599     0.80%      (0.07%)      0.83%      (0.10%)     205.34%
Year Ended
December 31, 2001 (c)  $ 10.55   (28.13%)  $  352,147     0.80%      (0.10%)      0.85%      (0.15%)     227.28%
Year Ended
December 31, 2002 . .  $  7.52   (28.72%)  $  201,689     0.85%      (0.03%)      0.85%      (0.03%)     231.69%
Year Ended
December 31, 2003 . .  $  9.98     32.74%  $  244,671     0.84%       0.09%        (h)          (h)      293.58%

CLASS IV SHARES
Period Ended
December 31, 2003 (d)  $  9.98  26.37%(f)  $   34,090  0.84%(g)  0.10%(g)          (h)          (h)      293.58%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(e)  The  amount  is  less  than  $0.005  per  share.
(f)  Not  annualized.  (g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.


139
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

GARTMORE  GVIT  GOVERNMENT  BOND  FUND

                                         INVESTMENT  ACTIVITIES                      DISTRIBUTIONS
                                  -------------------------------------    ------------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                                          NET
                         ASSET         NET         GAINS         TOTAL                                              ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET         NET                     VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $    11.69         0.61        (0.88)       (0.27)       (0.61)     (0.02)          (0.63)  $ 10.79
Year Ended
December 31, 2000 . .  $    10.79         0.66         0.65         1.31        (0.66)         -           (0.66)  $ 11.44
Year Ended
December 31, 2001 (c)  $    11.44         0.58         0.24         0.82        (0.58)     (0.02)          (0.60)  $ 11.66
Year Ended
December 31, 2002 . .  $    11.66         0.53         0.72         1.25        (0.53)     (0.10)          (0.63)  $ 12.28
Year Ended
December 31, 2003 (d)  $    12.28         0.50        (0.25)        0.25        (0.38)     (0.02)          (0.40)  $ 12.13

CLASS II SHARES
Period Ended
December 31, 2002 (e)  $    11.88         0.18         0.55         0.73        (0.26)     (0.09)          (0.35)  $ 12.26
Year Ended
December 31, 2003 (d)  $    12.26         0.47        (0.25)        0.22        (0.36)     (0.02)          (0.38)  $ 12.10

CLASS III SHARES
Period Ended
December 31, 2002 (f)  $    11.75         0.36         0.67         1.03        (0.41)     (0.10)          (0.51)  $ 12.27
Year Ended
December 31, 2003 (d)  $    12.27         0.50        (0.24)        0.26        (0.37)     (0.02)          (0.39)  $ 12.14

CLASS IV SHARES
Period Ended
December 31, 2003 (g)  $    12.29         0.34        (0.24)        0.10        (0.26)         -           (0.26)  $ 12.13

                                                RATIOS  /  SUPPLEMENTAL  DATA
                            -----------------------------------------------------------------------

                                                                                RATIO OF
                                                                                   NET
                                                         RATIO OF    RATIO OF   INVESTMENT
                                                            NET      EXPENSES    INCOME
                                                        INVESTMENT  (PRIOR TO    (LOSS)
                                    NET       RATIO OF    INCOME     REIMBURSE-  (PRIOR TO
                                   ASSETS     EXPENSES    (LOSS)     MENTS)    REIMBURSE-
                                     AT          TO         TO         TO       MENTS) TO
                                   END OF      AVERAGE   AVERAGE    AVERAGE      AVERAGE     PORTFOLIO
                        TOTAL      PERIOD        NET       NET        NET          NET       TURNOVER
                        RETURN     (000S)      ASSETS     ASSETS   ASSETS (A)   ASSETS (A)       (B)
--------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .   (2.35%)  $   769,957      0.65%     5.41%         (j)          (j)       51.61%
Year Ended
December 31, 2000 . .    12.54%  $   867,139      0.66%     6.00%       0.73%        5.93%       75.91%
Year Ended
December 31, 2001 (c)     7.25%  $ 1,301,828      0.66%     5.21%       0.73%        5.14%       55.80%
Year Ended
December 31, 2002 . .    10.98%  $ 1,982,676      0.73%     4.53%       0.73%        4.53%       49.00%
Year Ended
December 31, 2003 (d)     2.00%  $ 1,488,089      0.73%     4.12%         (j)          (j)       40.46%

CLASS II SHARES
Period Ended
December 31, 2002 (e)  6.16%(h)  $    10,111   0.97%(i)  3.93%(i)         (j)          (j)       49.00%
Year Ended
December 31, 2003 (d)     1.77%  $    20,998      0.98%     3.85%         (j)          (j)       40.46%

CLASS III SHARES
Period Ended
December 31, 2002 (f)  8.84%(h)  $     7,625   0.73%(i)  4.12%(i)         (j)          (j)       49.00%
Year Ended
December 31, 2003 (d)     2.11%  $     4,369      0.73%     4.10%         (j)          (j)       40.46%

CLASS IV SHARES
Period Ended
December 31, 2003 (g)  0.84%(h)  $    43,244   0.70%(i)  4.07%(i)         (j)          (j)       40.46%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) Net investment income (loss) is calculated based average shares outstanding during the period.
(e) For the period from July 8, 2002 (commencement of operations) through December 31, 2002.
(f) For the period from May 20, 2002 (commencement of operations) through December 31, 2002.
(g) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)  Not  annualized.
(i)  Annualized.
(j)  There  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.

140
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

GVIT  SMALL  COMPANY  FUND

                                       INVESTMENT  ACTIVITIES                     DISTRIBUTIONS
                               ---------------------------------------   ------------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                                          NET
                         ASSET         NET         GAINS         TOTAL                                              ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET         NET                     VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $    16.01       (0.03)         7.03         7.00            -      (0.89)          (0.89)  $ 22.12
Year Ended
December 31, 2000 . .  $    22.12        0.02          1.91         1.93        (0.01)     (4.04)          (4.05)  $ 20.00
Year Ended
December 31, 2001 (b)  $    20.00           -         (1.34)       (1.34)       (0.02)         -           (0.02)  $ 18.64
Year Ended
December 31, 2002 . .  $    18.64       (0.07)        (3.16)       (3.23)           -          -               -   $ 15.41
Year Ended
December 31, 2003 . .  $    15.41       (0.07)         6.39         6.32            -          -               -   $ 21.73

CLASS II SHARES
Period Ended
December 31, 2002 (c)  $    18.70       (0.03)        (3.28)       (3.31)           -          -               -   $ 15.39
Year Ended
December 31, 2003 . .  $    15.39       (0.12)         6.37         6.25            -          -               -   $ 21.64

CLASS III SHARES
Period Ended
December 31, 2002 (d)  $    17.48       (0.01)        (2.05)       (2.06)           -          -               -   $ 15.42
Year Ended
December 31, 2003 . .  $    15.42       (0.08)         6.40         6.32            -          -               -   $ 21.74

CLASS IV SHARES
Period Ended
December 31, 2003 (e)  $    15.61       (0.05)         6.17         6.12            -          -               -   $ 21.73

                                      RATIOS  /  SUPPLEMENTAL  DATA
                                  --------------------------------------------
                                                           RATIO OF
                                                             NET
                                       NET     RATIO OF   INVESTMENT
                                     ASSETS    EXPENSES     INCOME
                                       AT         TO      (LOSS) TO
                                     END OF     AVERAGE    AVERAGE    PORTFOLIO
                          TOTAL      PERIOD       NET        NET       TURNOVER
                         RETURN      (000S)     ASSETS      ASSETS       (A)
--------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .       44.02%  $ 542,537      1.15%     (0.16%)     134.74%
Year Ended
December 31, 2000 . .        8.90%  $ 790,607      1.21%       0.06%     163.66%
Year Ended
December 31, 2001 (b)      (6.70%)  $ 743,468      1.20%       0.02%     135.90%
Year Ended
December 31, 2002 . .     (17.33%)  $ 561,836      1.18%     (0.33%)      92.59%
Year Ended
December 31, 2003 . .       41.01%  $ 760,078      1.17%     (0.37%)      93.72%

CLASS II SHARES
Period Ended
December 31, 2002 (c)  (17.70%)(f)  $   2,325   1.44%(g)  (0.54%)(g)      92.59%
Year Ended
December 31, 2003 . .       40.61%  $  18,345      1.42%     (0.63%)      93.72%

CLASS III SHARES
Period Ended
December 31, 2002 (d)  (11.78%)(f)  $      51   1.15%(g)  (0.25%)(g)      92.59%
Year Ended
December 31, 2003 . .       40.99%  $   1,199      1.17%     (0.39%)      93.72%

CLASS IV SHARES
Period Ended
December 31, 2003 (e)    39.21%(f)  $  48,252   1.16%(g)  (0.36%)(g)      93.72%

--------------------------------------------------------------------------------
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c) For the period from March 5, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from July 1, 2002 (commencement of operations) through December 31, 2002.
(e) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(f)  Not  annualized.
(g)  Annualized.

See  notes  to  financial  statements.


141
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

GARTMORE  GVIT  MONEY  MARKET  FUND

                                  INVESTMENT  ACTIVITIES          DISTRIBUTIONS
                                  ------------------------   -------------------------
                                                                                                                 NET
                          NET                                                               NET                ASSETS
                         ASSET         NET         TOTAL                                   ASSET                 AT
                         VALUE,    INVESTMENT      FROM          NET                      VALUE,               END OF
                       BEGINNING     INCOME     INVESTMENT   INVESTMENT       TOTAL       END OF    TOTAL      PERIOD
                       OF PERIOD     (LOSS)     ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD    RETURN     (000S)
------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $     1.00         0.05         0.05       (0.05)          (0.05)  $  1.00     4.81%  $ 2,127,500
Year Ended
December 31, 2000 . .  $     1.00         0.06         0.06       (0.06)          (0.06)  $  1.00     6.03%  $ 1,982,922
Year Ended
December 31, 2001 (b)  $     1.00         0.04         0.04       (0.04)          (0.04)  $  1.00     3.60%  $ 2,869,354
Year Ended
December 31, 2002 . .  $     1.00         0.01         0.01       (0.01)          (0.01)  $  1.00     1.21%  $ 2,436,783
Year Ended
December 31, 2003 . .  $     1.00         0.01         0.01       (0.01)          (0.01)  $  1.00     0.63%  $ 1,573,895

CLASS IV SHARES
Period Ended
December 31, 2003 (c)  $     1.00          (e)          (e)          (e)             (e)  $  1.00  0.46%(f)  $   103,515

CLASS V SHARES
Period Ended
December 31, 2002 (d)  $     1.00          (e)          (e)          (e)             (e)  $  1.00  0.22%(f)  $   324,950
Year Ended
December 31, 2003 . .  $     1.00         0.01         0.01       (0.01)          (0.01)  $  1.00     0.71%  $   365,299

                      RATIOS  /  SUPPLEMENTAL  DATA
--------------------------------------------------------------------------
                                   RATIO OF     RATIO OF     RATIO OF NET
                                      NET       EXPENSES      INVESTMENT
                       RATIO OF   INVESTMENT    (PRIOR TO   INCOME (LOSS)
                       EXPENSES     INCOME     REIMBURSE-     (PRIOR TO
                          TO       (LOSS) TO    MENTS) TO     REIMBURSE-
                        AVERAGE     AVERAGE      AVERAGE      MENTS) TO
                          NET         NET          NET         AVERAGE
                        ASSETS      ASSETS     ASSETS (A)   NET ASSETS (A)
--------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .      0.54%        4.77%          (h)             (h)
Year Ended
December 31, 2000 . .      0.55%        5.87%        0.61%           5.81%
Year Ended
December 31, 2001 (b)      0.55%        3.41%        0.61%           3.35%
Year Ended
December 31, 2002 . .      0.62%        1.21%        0.62%           1.21%
Year Ended
December 31, 2003 . .      0.63%        0.63%          (h)             (h)

CLASS IV SHARES
Period Ended
December 31, 2003 (c)   0.50%(g)     0.67%(g)     0.63%(g)        0.55%(g)

CLASS V SHARES
Period Ended
December 31, 2002 (d)   0.56%(g)     1.11%(g)          (h)             (h)
Year Ended
December 31, 2003 . .      0.55%        0.70%          (h)             (h)

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(d) For the period from October 21, 2002 (commencement of operations) through December 31, 2002.
(e)  The  amount  is  less  than  $0.005.
(f)  Not  annualized.  (g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.

142
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

GVIT  MONEY  MARKET  FUND  II

                                   INVESTMENT  ACTIVITIES        DISTRIBUTIONS
                                   ----------------------   -------------------------
                                                                                                              NET       RATIO OP
                          NET                                                              NET               ASSETS    EXPENSES
                         ASSET         NET         TOTAL                                  ASSET                AT          TO
                         VALUE,    INVESTMENT      FROM          NET                      VALUE,              END OF    AVERAGE
                       BEGINNING     INCOME     INVESTMENT   INVESTMENT       TOTAL       END OF    TOTAL     PERIOD      NET
                       OF PERIOD     (LOSS)     ACTIVITIES     INCOME)    DISTRIBUTIONS   PERIOD    RETURN    (000S)     ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Period Ended
December 31, 2001 (b)  $     1.00          (c)          (c)          (c)             (c)  $  1.00  0.24%(d)  $  37,411  1.30%(e)
Year Ended
December 31, 2002 . .  $     1.00         0.01         0.01       (0.01)          (0.01)  $  1.00     0.70%  $ 110,041     0.99%
Year Ended
December 31, 2003 . .  $     1.00          (c)          (c)          (c)             (c)  $  1.00     0.18%  $ 147,736     0.95%

                RATIOS  /  SUPPLEMENTAL  DATA
----------------------------------------------------------
                                                RATIO OF
                        RATIO OF    RATIO OF       NET
                         NET       EXPENSES    INVESTMENT
                      INVESTMENT  (PRIOR TO   INCOME (LOSS)
                        INCOME     REIMBURSE-   (PRIOR TO
                       (LOSS) TO    MENTS) TO    REIMBURSE-
                        AVERAGE    AVERAGE     MENTS) TO
                          NET        NET      AVERAGE NET
                        ASSETS    ASSETS (A)   ASSETS (A)
-----------------------------------------------------------
Period Ended
December 31, 2001 (b)   0.93%(e)    1.45%(e)      0.78%(e)
Year Ended
December 31, 2002 . .      0.66%       0.99%         0.66%
Year Ended
December 31, 2003 . .      0.17%       0.99%         0.13%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from October 2, 2001 (commencement of operations) through December 31, 2001.
(c)  The  amount  is  less  than  $0.005.
(d)  Not  annualized.
(e)  Annualized.

See  notes  to  financial  statements.

143
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

JP  MORGAN  GVIT  BALANCED  FUND

                                        INVESTMENT  ACTIVITIES                 DISTRIBUTIONS
                                 -------------------------------------   --------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                               NET
                         ASSET         NET         GAINS         TOTAL                                  ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET                      VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT       TOTAL       END OF     TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD    RETURN
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $    10.58         0.37        (0.28)        0.09        (0.36)          (0.36)  $ 10.31      0.87%
Year Ended
December 31, 2000 . .  $    10.31         0.28        (0.30)       (0.02)       (0.29)          (0.29)  $ 10.00    (0.35%)
Year Ended
December 31, 2001 (c)  $    10.00         0.22        (0.60)       (0.38)       (0.22)          (0.22)  $  9.40    (3.77%)
Year Ended
December 31, 2002 . .  $     9.40         0.19        (1.34)       (1.15)       (0.19)          (0.19)  $  8.06   (12.31%)
Year Ended
December 31, 2003 . .  $     8.06         0.15         1.32         1.47        (0.15)          (0.15)  $  9.38     18.41%

CLASS IV SHARES
Period Ended
December 31, 2003 (d)  $     8.23         0.11         1.16         1.27        (0.12)          (0.12)  $  9.38  15.47%(e)

                                            RATIOS  /  SUPPLEMENTAL  DATA
                       ---------------------------------------------------------------------------
                                                                           RATIO OF
                                                                             NET
                                              RATIO OF     RATIO OF       INVESTMENT
                                                 NET       EXPENSES         INCOME
                                             INVESTMENT    (PRIOR TO        (LOSS)
                          NET     RATIO OF     INCOME     REIMBURSE-      (PRIOR TO
                        ASSETS    EXPENSES     (LOSS)       MENTS)        REIMBURSE-
                          AT         TO          TO           TO          MENTS) TO
                        END OF     AVERAGE     AVERAGE      AVERAGE        AVERAGE      PORTFOLIO
                        PERIOD       NET         NET          NET            NET         TURNOVER
                        (000S)     ASSETS      ASSETS     ASSETS (A)      ASSETS (A)        (B)
--------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $  78,157      0.90%        3.68%        1.00%             3.58%    103.69%
Year Ended
December 31, 2000 . .  $ 112,577      0.90%        2.86%        1.07%             2.69%    252.43%
Year Ended
December 31, 2001 (c)  $ 149,875      0.90%        2.34%        1.03%             2.21%    181.89%
Year Ended
December 31, 2002 . .  $ 147,289      0.99%        2.22%        1.00%             2.21%    297.08%
Year Ended
December 31, 2003 . .  $ 182,056      0.98%        1.80%          (g)               (g)    310.16%

CLASS IV SHARES
Period Ended
December 31, 2003 (d)  $  50,811   0.91%(f)     1.79%(f)     0.96%(f)          1.74%(f)    310.16%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.

144
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

GARTMORE  GVIT  MID  CAP  GROWTH  FUND

                                          INVESTMENT  ACTIVITIES                        DISTRIBUTIONS
                                  -------------------------------------   -------------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                                          NET
                         ASSET         NET         GAINS         TOTAL                                              ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET         NET                     VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2003 (c)  $    16.53       (0.07)         4.99         4.92            -          -               -   $ 21.45

CLASS II SHARES
Period Ended
December 31, 2003 (c)  $    16.77       (0.03)         4.69         4.66            -          -               -   $ 21.43

CLASS III SHARES
Period Ended
December 31, 2003 (c)  $    16.53       (0.03)         4.98         4.95            -          -               -   $ 21.48

CLASS IV SHARES (D)
Year Ended
December 31, 1999 . .  $    21.91        0.11          2.89         3.00        (0.11)     (2.83)          (2.94)  $ 21.97
Year Ended
December 31, 2000 . .  $    21.97        0.18          7.48         7.66        (0.11)     (1.81)          (1.92)  $ 27.71
Year Ended
December 31, 2001 . .  $    27.71       (0.07)        (1.00)       (1.07)       (0.18)     (6.45)          (6.63)  $ 20.01
Year Ended
December 31, 2002 . .  $    20.01       (0.11)        (4.35)       (4.46)           -      (0.09)          (0.09)  $ 15.46
Year Ended
December 31, 2003 . .  $    15.46       (0.10)         6.10         6.00            -          -               -   $ 21.46

                                                          RATIOS  /  SUPPLEMENTAL  DATA
                                 -------------------------------------------------------------------------
                                                                      RATIO OF
                                                                         NET
                                                         RATIO OF     RATIO OF    INVESTMENT
                                                            NET       EXPENSES      INCOME
                                                        INVESTMENT    (PRIOR TO     (LOSS)
                                     NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                                   ASSETS    EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                                     AT         TO          TO           TO        MENTS) TO
                                   END OF     AVERAGE     AVERAGE      AVERAGE      AVERAGE    PORTFOLIO
                         TOTAL     PERIOD       NET         NET          NET          NET       TURNOVER
                        RETURN     (000S)     ASSETS      ASSETS     ASSETS (A)   ASSETS (A)      (B)
----------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2003 (c)  29.76%(e)  $ 137,837   0.98%(f)   (0.49%)(f)          (g)          (g)     109.73%

CLASS II SHARES
Period Ended
December 31, 2003 (c)  27.79%(e)  $   2,388   1.17%(f)   (0.64%)(f)          (g)          (g)     109.73%

CLASS III SHARES
Period Ended
December 31, 2003 (c)  29.95%(e)  $     628   0.98%(f)   (0.48%)(f)          (g)          (g)     109.73%

CLASS IV SHARES (D)
Year Ended
December 31, 1999 . .     15.96%  $  62,513      0.57%        0.59%        0.57%        0.59%      46.00%
Year Ended
December 31, 2000 . .     38.24%  $  98,969      0.53%        0.81%        0.53%        0.81%      68.00%
Year Ended
December 31, 2001 . .    (3.36%)  $  98,214      0.92%      (0.37%)        1.01%      (0.46%)     135.00%
Year Ended
December 31, 2002 . .   (22.38%)  $  70,669      0.95%      (0.61%)        1.00%      (0.66%)      64.00%
Year Ended
December 31, 2003 . .     38.81%  $  89,413      0.95%      (0.51%)        1.02%      (0.58%)     109.73%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(d) The Gartmore Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund and the existing shares of the Fund were designated Class IV shares.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.

145
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

NATIONWIDE  GVIT  STRATEGIC  VALUE  FUND

                                         INVESTMENT  ACTIVITIES                      DISTRIBUTIONS
                                  ------------------------------------    -----------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                                          NET
                         ASSET         NET         GAINS         TOTAL                                              ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET         NET                     VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $    10.12        0.09         (0.41)       (0.32)       (0.08)     (0.31)          (0.39)  $  9.41
Year Ended
December 31, 2000 . .  $     9.41        0.08          0.63         0.71        (0.08)         -           (0.08)  $ 10.04
Year Ended
December 31, 2001 (b)  $    10.04        0.05         (0.38)       (0.33)       (0.05)     (0.01)          (0.06)  $  9.65
Year Ended
December 31, 2002 . .  $     9.65           -         (2.45)       (2.45)           -          -               -   $  7.20
Year Ended
December 31, 2003 . .  $     7.20       (0.01)         2.80         2.79            -          -               -   $  9.99

                                                     RATIOS  /  SUPPLEMENTAL  DATA
                                 ---------------------------------------------------------------------
                                                                                 RATIO OF
                                                                                    NET
                                                       RATIO OF     RATIO OF    INVESTMENT
                                                          NET       EXPENSES      INCOME
                                                      INVESTMENT    (PRIOR TO     (LOSS)
                                   NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                                  ASSETS   EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                                    AT        TO          TO           TO        MENTS) TO
                                  END OF    AVERAGE     AVERAGE      AVERAGE      AVERAGE
                        TOTAL     PERIOD      NET         NET          NET          NET      PORTFOLIO
                        RETURN    (000S)    ASSETS      ASSETS     ASSETS (A)   ASSETS (A)    TURNOVER
------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .   (3.07%)  $ 17,254      1.00%        0.88%        1.22%        0.66%     113.30%
Year Ended
December 31, 2000 . .     7.61%  $ 26,272      1.00%        0.90%        1.26%        0.64%      78.80%
Year Ended
December 31, 2001 (b)   (3.26%)  $ 22,739      1.00%        0.47%        1.24%        0.23%     154.96%
Year Ended
December 31, 2002 . .  (25.36%)  $ 13,560      1.00%        0.03%        1.16%      (0.13%)      93.09%
Year Ended
December 31, 2003 . .    38.81%  $ 15,436      1.00%      (0.04%)        1.16%      (0.20%)      65.77%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

See  notes  to  financial  statements.

146
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

COMSTOCK  GVIT  VALUE  FUND

                                          INVESTMENT  ACTIVITIES                       DISTRIBUTIONS
                                  -------------------------------------    -----------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                                          NET
                         ASSET         NET         GAINS         TOTAL                                              ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET         NET                     VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
CLASS I SHARES
Year Ended
December 31, 1999 . .  $    11.47         0.05         2.06         2.11        (0.04)     (0.01)          (0.05)  $ 13.53
Year Ended
December 31, 2000 . .  $    13.53         0.12        (1.54)       (1.42)       (0.12)         -           (0.12)  $ 11.99
Year Ended
December 31, 2001 (c)  $    11.99         0.15        (1.61)       (1.46)       (0.15)         -           (0.15)  $ 10.38
Year Ended
December 31, 2002 . .  $    10.38         0.12        (2.72)       (2.60)       (0.12)         -           (0.12)  $  7.66
Year Ended
December 31, 2003 . .  $     7.66         0.11         2.28         2.39        (0.11)         -           (0.11)  $  9.94

CLASS II SHARES
Period Ended
December 31, 2003 (d)  $     7.47         0.08         2.47         2.55        (0.09)         -           (0.09)  $  9.93

CLASS IV SHARES
Period Ended
December 31, 2003 (e)  $     7.76         0.09         2.18         2.27        (0.09)         -           (0.09)  $  9.94

                                                         RATIOS  /  SUPPLEMENTAL  DATA
                                 ----------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                                                              NET
                                                        RATIO OF          RATIO OF         INVESTMENT
                                                           NET            EXPENSES           INCOME
                                                       INVESTMENT        (PRIOR TO           (LOSS)
                                    NET     RATIO OF     INCOME          REIMBURSE-        (PRIOR TO
                                   ASSETS   EXPENSES     (LOSS)            MENTS)          REIMBURSE-
                                     AT        TO          TO                TO            MENTS) TO
                                   END OF    AVERAGE     AVERAGE          AVERAGE           AVERAGE
                         TOTAL     PERIOD      NET         NET              NET               NET       PORTFOLIO
                        RETURN     (000S)    ASSETS      ASSETS          ASSETS (A)        ASSETS (A)  TURNOVER (B)
--------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .     18.49%  $ 29,189      0.95%        0.43%                 1.09%         0.29%      45.16%
Year Ended
December 31, 2000 . .   (10.62%)  $ 55,951      0.95%        0.96%                 1.11%         0.80%      72.32%
Year Ended
December 31, 2001 (c)   (12.15%)  $ 52,848      0.95%        1.41%                 1.09%         1.27%     127.03%
Year Ended
December 31, 2002 . .   (25.14%)  $ 39,424      1.11%        1.30%                 1.11%         1.30%     245.24%
Year Ended
December 31, 2003 . .     31.43%  $ 62,517      0.99%        1.37%                   (h)           (h)      71.31%

CLASS II SHARES
Period Ended
December 31, 2003 (d)  34.20%(f)  $  6,092   1.20%(g)     1.27%(g)              1.31%(g)      1.16%(g)      71.31%

CLASS IV SHARES
Period Ended
December 31, 2003 (e)  29.38%(f)  $ 48,070   0.94%(g)     1.50%(g)                   (h)           (h)      71.31%

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(e) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(f)  Not  annualized.
(g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.

147
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

FEDERATED  GVIT  HIGH  INCOME  BOND  FUND

                                        INVESTMENT  ACTIVITIES                    DISTRIBUTIONS
                                 -------------------------------------    ----------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                                         NET
                         ASSET         NET         GAINS         TOTAL                                             ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET       RETURN                   VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT      OF         TOTAL       END OF    TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     CAPITAL   DISTRIBUTIONS   PERIOD   RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $    10.04         0.83        (0.52)        0.31        (0.83)        -           (0.83)  $  9.52    3.19%
Year Ended
December 31, 2000 . .  $     9.52         0.89        (1.62)       (0.73)       (0.89)    (0.01)          (0.90)  $  7.89  (8.28%)
Year Ended
December 31, 2001 (b)  $     7.89         0.76        (0.45)        0.31        (0.76)        -           (0.76)  $  7.44    4.22%
Year Ended
December 31, 2002 . .  $     7.44         0.61        (0.38)        0.23        (0.61)        -           (0.61)  $  7.06    3.23%
Year Ended
December 31, 2003 . .  $     7.06         0.57         0.96         1.53        (0.57)        -           (0.57)  $  8.02   22.27%

                                         RATIOS  /  SUPPLEMENTAL  DATA
                      -----------------------------------------------------------------------
                                                                        RATIO OF
                                                                           NET
                                              RATIO OF     RATIO OF    INVESTMENT
                                                 NET       EXPENSES      INCOME
                                             INVESTMENT    (PRIOR TO     (LOSS)
                          NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                        ASSETS    EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                          AT         TO          TO           TO        MENTS) TO
                        END OF     AVERAGE     AVERAGE      AVERAGE      AVERAGE
                        PERIOD       NET         NET          NET          NET      PORTFOLIO
                        (000S)     ASSETS      ASSETS     ASSETS (A)   ASSETS (A)    TURNOVER
----------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $  64,754      0.95%        8.81%        1.15%        8.61%      22.04%
Year Ended
December 31, 2000 . .  $  78,631      0.95%       10.44%        1.12%       10.27%      18.12%
Year Ended
December 31, 2001 (b)  $ 114,022      0.95%        9.96%        1.03%        9.88%      31.64%
Year Ended
December 31, 2002 . .  $ 162,733      0.97%        8.82%        0.97%        8.82%      30.59%
Year Ended
December 31, 2003 . .  $ 268,336      0.95%        7.74%          (c)          (c)      41.30%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c)  There  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.

148
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

GVIT  EQUITY  500  INDEX  FUND

                                         INVESTMENT  ACTIVITIES                      DISTRIBUTIONS
                                 ------------------------------------     -----------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                                         NET
                         ASSET         NET         GAINS         TOTAL                                             ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET       RETURN                   VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT      OF         TOTAL       END OF
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     CAPITAL   DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Period Ended
December 31, 2000 (b)  $    10.00         0.09        (0.73)       (0.64)           -         -               -   $  9.36
Year Ended
December 31, 2001 . .  $     9.36         0.09        (1.22)       (1.13)       (0.09)    (0.02)          (0.11)  $  8.12
Year Ended
December 31, 2002 . .  $     8.12         0.10        (1.89)       (1.79)       (0.09)        -           (0.09)  $  6.24
Year Ended
December 31, 2003 (c)  $     6.24         0.11         1.63         1.74        (0.13)        -           (0.13)  $  7.85

                                                    RATIOS  /  SUPPLEMENTAL  DATA
                                  ----------------------------------------------------------------------
                                                                                    RATIO OF
                                                                                       NET
                                                          RATIO OF     RATIO OF    INVESTMENT
                                                             NET       EXPENSES      INCOME
                                                         INVESTMENT    (PRIOR TO     (LOSS)
                                      NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                                    ASSETS    EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                                      AT         TO          TO           TO        MENTS) TO
                                    END OF     AVERAGE     AVERAGE      AVERAGE      AVERAGE
                         TOTAL      PERIOD       NET         NET          NET          NET      PORTFOLIO
                         RETURN     (000S)     ASSETS      ASSETS     ASSETS (A)   ASSETS (A)    TURNOVER
-----------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Period Ended
December 31, 2000 (b)  (6.40%)(d)  $ 366,338   0.28%(e)     0.99%(e)     0.40%(e)     0.87%(e)       5.00%
Year Ended
December 31, 2001 . .    (12.24%)  $ 324,915      0.28%        1.06%        0.53%        0.81%       6.00%
Year Ended
December 31, 2002 . .    (22.31%)  $ 235,961      0.28%        1.32%        0.50%        1.10%      19.00%
Year Ended
December 31, 2003 (c)      28.33%  $ 281,115      0.28%        1.51%        0.47%        1.32%       2.41%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from February 7, 2000 (commencement of operations) through December 31, 2000.
(c) The GVIT Equity 500 Index Fund retained the history of Market Street Equity 500 Index Fund and the existing shares of the fund were designated Class IV Shares.
(d)  Not  annualized.
(e)  Annualized.

See  notes  to  financial  statements.


149
--------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

VAN  KAMPEN  GVIT  MULTI  SECTOR  BOND  FUND

                                       INVESTMENT  ACTIVITIES                  DISTRIBUTIONS
                                  ------------------------------------   -------------------------
                                                   NET
                                                 REALIZED
                                                   AND                                                                     NET
                          NET                   UNREALIZED                                              NET              ASSETS
                         ASSET                    GAINS        TOTAL                                   ASSET               AT
                         VALUE,       NET        (LOSSES)       FROM         NET                      VALUE,             END OF
                       BEGINNING   INVESTMENT       ON       INVESTMENT  INVESTMENT       TOTAL       END OF    TOTAL    PERIOD
                       OF PERIOD     INCOME    INVESTMENTS   ACTIVITIES    INCOME     DISTRIBUTIONS   PERIOD   RETURN    (000S)
---------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $     9.82        0.61        (0.47)        0.14       (0.59)          (0.59)  $  9.37    1.56%  $  72,862
Year Ended
December 31, 2000 . .  $     9.37        0.61        (0.10)        0.51       (0.60)          (0.60)  $  9.28    5.65%  $ 132,227
Year Ended
December 31, 2001 (b)  $     9.28        0.54        (0.16)        0.38       (0.52)          (0.52)  $  9.14    4.19%  $ 177,324
Year Ended
December 31, 2002 . .  $     9.14        0.42         0.22         0.64       (0.50)          (0.50)  $  9.28    7.21%  $ 209,280
Year Ended
December 31, 2003 . .  $     9.28        0.36         0.74         1.10       (0.52)          (0.52)  $  9.86   12.12%  $ 226,525

                                 RATIOS  /  SUPPLEMENTAL  DATA
                      -----------------------------------------------------------
                                                             RATIO OF
                                                               NET
                                                RATIO OF    INVESTMENT
                                   RATIO OF     EXPENSES      INCOME
                                      NET       (PRIOR TO     (LOSS)
                       RATIO OF   INVESTMENT   REIMBURSE-    (PRIOR TO
                       EXPENSES     INCOME       MENTS)     REIMBURSE-
                          TO        (LOSS)         TO        MENTS) TO
                        AVERAGE   TO AVERAGE     AVERAGE      AVERAGE
                          NET         NET         NET          NET      PORTFOLIO
                        ASSETS      ASSETS      ASSETS (A)   ASSETS (A)    TURNOVER
-----------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .      0.90%        7.03%        1.02%        6.91%     242.89%
Year Ended
December 31, 2000 . .      0.90%        7.07%        1.09%        6.88%     399.03%
Year Ended
December 31, 2001 (b)      0.90%        5.99%        1.04%        5.85%     340.77%
Year Ended
December 31, 2002 . .      1.01%        4.61%        1.02%        4.60%     385.94%
Year Ended
December 31, 2003 . .      1.01%        3.75%          (c)          (c)     296.62%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c)  There  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.


150
--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

GVIT  SMALL  CAP  VALUE  FUND

                                          INVESTMENT  ACTIVITIES               DISTRIBUTIONS
                       -------------------------------------------------  --------------------------------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                                  NET
                         ASSET         NET         GAINS         TOTAL        NET                           ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM      REALIZED                         VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT     GAINS        TOTAL             END OF   TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES   (LOSSES)   DISTRIBUTIONS         PERIOD  RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $     9.49       (0.02)         2.38         2.36      (2.13)          (2.13)          $  9.72       27.84%
Year Ended
December 31, 2000 . .  $     9.72       (0.02)         1.06         1.04      (2.06)          (2.06)          $  8.70       11.20%
Year Ended
December 31, 2001 (c)  $     8.70           -          2.44         2.44      (0.78)          (0.78)          $ 10.36       28.28%
Year Ended
December 31, 2002 . .  $    10.36           -         (2.78)       (2.78)     (0.21)          (0.21)          $  7.37     (27.16%)
Year Ended
December 31, 2003 . .  $     7.37       (0.02)         4.21         4.19          -               -           $ 11.56       56.85%

CLASS II SHARES
Period Ended
December 31, 2002 (d)  $    10.26           -         (2.68)       (2.68)     (0.21)          (0.21)          $  7.37  (26.46%)(h)
Year Ended
December 31, 2003 (e)  $     7.37       (0.04)         4.20         4.16          -               -           $ 11.53       56.45%

CLASS III SHARES
Period Ended
December 31, 2002 (f)  $    10.48           -         (2.89)       (2.89)     (0.21)          (0.21)          $  7.38  (27.88%)(h)
Year Ended
December 31, 2003 (e)  $     7.38       (0.01)         4.20         4.19          -               -           $ 11.57       56.78%

CLASS IV SHARES
Period Ended
December 31, 2003 (g)  $     7.49       (0.01)         4.08         4.07          -               -           $ 11.56    54.34%(h)

                                           RATIOS  /  SUPPLEMENTAL  DATA
                        -----------------------------------------------------------------------------
                                                                                 RATIO OF
                                                                                   NET
                                                                   RATIO OF     INVESTMENT
                                                      RATIO OF     EXPENSES       INCOME
                                                         NET       (PRIOR TO      (LOSS)
                                  NET     RATIO OF   INVESTMENT   REIMBURSE-    (PRIOR TO
                                 ASSETS   EXPENSES     INCOME       MENTS)      REIMBURSE-
                                   AT        TO       (LOSS) TO       TO        MENTS) TO
                                 END OF    AVERAGE     AVERAGE      AVERAGE      AVERAGE
                                 PERIOD     NET          NET         NET          NET       PORTFOLIO
                                 (000S)    ASSETS       ASSETS     ASSETS (A)   ASSETS (A)  TURNOVER (B)
----------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999               $131,929      1.05%      (0.28%)        1.27%       (0.50%)  270.26%
Year Ended
December 31, 2000               $280,110      1.05%      (0.31%)        1.20%       (0.46%)  181.85%
Year Ended
December 31, 2001 (c)           $697,860      1.05%        0.04%        1.15%       (0.06%)  164.87%
Year Ended
December 31, 2002               $467,165      1.11%        0.01%        1.11%         0.01%  127.77%
Year Ended
December 31, 2003               $715,099      1.11%      (0.18%)          (j)           (j)  126.29%

CLASS II SHARES
Period Ended
December 31, 2002 (d)           $  1,472   1.32%(i)     0.13%(i)          (j)           (j)  127.77%
Year Ended
December 31, 2003 (e)           $ 18,446      1.36%      (0.41%)          (j)           (j)  126.29%

CLASS III SHARES
Period Ended
December 31, 2002 (f)           $     63   1.07%(i)     0.60%(i)          (j)           (j)  127.77%
Year Ended
December 31, 2003 (e)           $  2,568      1.11%      (0.13%)          (j)           (j)  126.29%

CLASS IV SHARES
Period Ended
December 31, 2003 (g)           $ 53,826   1.10%(i)   (0.18%)(i)          (j)           (j)  126.29%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from May 3, 2002 (commencement of operations) through December 31, 2002.
(g) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)  Annualized.
(i)  Not  annualized.
(j)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

151
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GVIT  SMALL  CAP  GROWTH  FUND

                                          INVESTMENT  ACTIVITIES               DISTRIBUTIONS
                       -------------------------------------------------  ------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                             NET
                         ASSET         NET         GAINS         TOTAL        NET                      ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM      REALIZED                   VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT     GAINS        TOTAL       END OF      TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES   (LOSSES)   DISTRIBUTIONS   PERIOD     RETURN
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 1999 (c)  $    10.00       (0.01)        10.48        10.47      (0.78)          (0.78)  $ 19.69   105.01%(g)
Year Ended
December 31, 2000 . .  $    19.69       (0.02)        (3.10)       (3.12)     (0.33)          (0.33)  $ 16.24     (16.17%)
Year Ended
December 31, 2001 (d)  $    16.24       (0.07)        (1.69)       (1.76)         -               -   $ 14.48     (10.84%)
Year Ended
December 31, 2002 . .  $    14.48       (0.11)        (4.71)       (4.82)         -               -   $  9.66     (33.29%)
Year Ended
December 31, 2003 . .  $     9.66       (0.11)         3.42         3.31          -               -   $ 12.97       34.27%

CLASS II SHARES
Period Ended
December 31, 2002 (e)  $    13.59       (0.04)        (3.92)       (3.96)         -               -   $  9.63  (29.14%)(g)
Year Ended
December 31, 2003 . .  $     9.63       (0.09)         3.37         3.28          -               -   $ 12.91       34.06%

CLASS III SHARES
Period Ended
December 31, 2002 (f)  $    10.95       (0.04)        (1.29)       (1.33)         -               -   $  9.62  (12.15%)(g)
Year Ended
December 31, 2003 . .  $     9.62       (0.05)         3.33         3.28          -               -   $ 12.90       34.10%

                                           RATIOS  /  SUPPLEMENTAL  DATA
                                 ------------------------------------------------------------------------
                                                                                 RATIO OF
                                                                                    NET
                                                                    RATIO OF    INVESTMENT
                                                       RATIO OF     EXPENSES      INCOME
                                                          NET       (PRIOR TO     (LOSS)
                                   NET     RATIO OF   INVESTMENT   REIMBURSE-    (PRIOR TO
                                  ASSETS   EXPENSES     INCOME       MENTS)     REIMBURSE-
                                    AT        TO       (LOSS) TO       TO        MENTS) TO
                                  END OF    AVERAGE     AVERAGE      AVERAGE      AVERAGE
                                  PERIOD      NET         NET          NET          NET       PORTFOLIO
                                  (000S)    ASSETS      ASSETS     ASSETS (A)   ASSETS (A)   TURNOVER (B)
---------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 1999 (c)            $19,541    1.30%(h)  (0.24%)(h)     3.40%(h)   (2.34%)(h)   130.98%
Year Ended
December 31, 2000                $93,891    1.30%     (0.22%)        1.60%      (0.52%)      182.48%
Year Ended
December 31, 2001 (d)           $143,982    1.30%     (0.65%)        1.43%      (0.78%)      124.61%
Year Ended
December 31, 2002 . .           $100,308    1.35%     (1.03%)        1.35%      (1.03%)      165.97%
Year Ended
December 31, 2003 . .           $156,978    1.34%     (1.03%)          (i)          (i)      121.69%

CLASS II SHARES
Period Ended
December 31, 2002 (e)            $ 1,652    1.63%(h)   (1.33%)(h)      (i)          (i)      165.97%
Year Ended
December 31, 2003                $ 8,842       1.59%      (1.29%)      (i)          (i)      121.69%

CLASS III SHARES
Period Ended
December 31, 2002 (f)            $    17    1.27%(h)   (0.94%)(h)      (i)          (i)      165.97%
Year Ended
December 31, 2003                $   978       1.34%      (1.04%)      (i)          (i)      121.69%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) For the period from May 1, 1999 (commencement of operations) through December 31, 1999.
(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e) For the period from March 7, 2002 (commencement of operations) through December 31, 2002.
(f) For the period from July 5, 2002 (commencement of operations) through December 31, 2002.
(g)  Not  annualized.
(h)  Annualized.
(i)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

152
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  WORLDWIDE  LEADERS  FUND

                                          INVESTMENT  ACTIVITIES               DISTRIBUTIONS
                        -------------------------------------------------  --------------------------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED
                         ASSET         NET         GAINS         TOTAL                     NET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET      REALIZED      TAX
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT     GAINS    RETURN OF       TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     (LOSSES)    CAPITAL    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $    11.75        0.07          2.60         2.67        (0.05)     (0.48)          -           (0.53)
Year Ended
December 31, 2000 . .  $    13.89        0.13         (1.81)       (1.68)       (0.11)     (0.44)      (0.01)          (0.56)
Year Ended
December 31, 2001 (c)  $    11.65        0.07         (2.26)       (2.19)       (0.18)         -           -           (0.18)
Year Ended
December 31, 2002 . .  $     9.28       (0.04)        (2.29)       (2.33)       (0.08)         -       (0.02)          (0.10)
Year Ended
December 31, 2003 . .  $     6.85        0.01          2.46         2.47            -          -           -               -

CLASS III SHARES
Period Ended
December 31, 2003 (d)  $     6.89       (0.01)         2.44         2.43            -          -           -               -

                                                 RATIOS  /  SUPPLEMENTAL  DATA
                              ---------------------------------------------------------------------------------------------------
                                                                                                             RATIO OF
                                                                                                                NET
                                                                                  RATIO OF      RATIO OF    INVESTMENT
                                                                                    NET         EXPENSES      INCOME
                                                                                 INVESTMENT     (PRIOR TO     (LOSS)
                                                             NET    RATIO OF       INCOME      REIMBURSE-    (PRIOR TO
                                 NET                       ASSETS   EXPENSES       (LOSS)        MENTS)     REIMBURSE-
                                ASSET                        AT        TO            TO            TO        MENTS) TO
                               VALUE,                      END OF    AVERAGE      AVERAGE        AVERAGE      AVERAGE    PORTFOLIO
                               END OF     TOTAL            PERIOD      NET          NET            NET          NET      TURNOVER
                               PERIOD    RETURN            (000S)   ASSETS        ASSETS      ASSETS (A)    ASSETS (A)       (B)
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999              $ 13.89     22.92%          $60,840      1.20%           0.31%        1.54%      (0.03%)   79.22%
Year Ended
December 31, 2000              $ 11.65   (12.32%)          $81,359      1.20%           1.01%        1.42%        0.79%  184.98%
Year Ended
December 31, 2001 (c)          $  9.28   (18.81%)          $70,469      1.20%           0.66%        1.30%        0.56%  128.06%
Year Ended
December 31, 2002              $  6.85   (25.39%)          $26,467      1.32%           0.29%        1.32%        0.29%  529.97%
Year Ended
December 31, 2003              $  9.32     36.06%          $27,624      1.32%           0.30%          (g)          (g)  603.34%

CLASS III SHARES
Period Ended
December 31, 2003 (d)          $  9.32  35.27%(e)          $ 5,853   1.35%(f)      (0.31%)(f)          (g)          (g)  603.34%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distingguishing amoung the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period May 2, 2003 (commencement of operations) through December 31, 2003.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

153
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

DREYFUS GVIT MID CAP INDEX FUND

                                          INVESTMENT  ACTIVITIES               DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                                          NET
                         ASSET         NET         GAINS         TOTAL                     NET                      ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET      REALIZED                   VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT     GAINS        TOTAL       END OF
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     (LOSSES)   DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .  $    10.92         0.05         2.21         2.26        (0.03)     (0.83)          (0.86)  $ 12.32
Year Ended
December 31, 2000 . .  $    12.32         0.07         1.79         1.86        (0.09)     (0.54)          (0.63)  $ 13.55
Year Ended
December 31, 2001 (c)  $    13.55         0.07        (0.25)       (0.18)       (0.07)     (0.13)          (0.20)  $ 13.17
Year Ended
December 31, 2002 . .  $    13.17         0.04        (2.05)       (2.01)       (0.04)     (0.10)          (0.14)  $ 11.02
Year Ended
December 31, 2003 . .  $    11.02         0.06         3.75         3.81        (0.06)        (e)          (0.06)  $ 14.77

CLASS II SHARES
Period Ended
December 31, 2002 (d)  $    13.64         0.02        (2.53)       (2.51)       (0.03)     (0.10)          (0.13)  $ 11.00
Year Ended
December 31, 2003 . .  $    11.00         0.03         3.74         3.77        (0.04)        (e)          (0.04)  $ 14.73

                                           RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------
                                                                                     RATIO OF
                                                                                        NET
                                                           RATIO OF     RATIO OF    INVESTMENT
                                                              NET       EXPENSES      INCOME
                                                          INVESTMENT    (PRIOR TO     (LOSS)
                                       NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                                     ASSETS    EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                                       AT         TO          TO           TO        MENTS) TO
                                     END OF     AVERAGE     AVERAGE      AVERAGE      AVERAGE
                          TOTAL      PERIOD       NET         NET          NET          NET       PORTFOLIO
                         RETURN      (000S)     ASSETS      ASSETS     ASSETS (A)   ASSETS (A)   TURNOVER (B)
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended
December 31, 1999 . .       20.92%  $  20,259      1.03%        0.56%        1.74%      (0.15%)       275.04%
Year Ended
December 31, 2000 . .       15.21%  $ 145,350      0.65%        0.68%        0.90%        0.43%        83.45%
Year Ended
December 31, 2001 (c)      (1.30%)  $ 257,623      0.65%        0.53%        0.78%        0.40%        28.43%
Year Ended
December 31, 2002 . .     (15.30%)  $ 285,970      0.74%        0.37%        0.75%        0.36%        27.32%
Year Ended
December 31, 2003 . .       34.65%  $ 432,589      0.74%        0.49%          (h)          (h)        11.58%

CLASS II SHARES
Period Ended
December 31, 2002 (d)  (18.44%)(f)  $   1,232   0.96%(g)     0.25%(g)          (h)          (h)        27.32%
Year Ended
December 31, 2003 . .       34.30%  $   8,049      0.98%        0.27%          (h)          (h)        11.58%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(e)  The  amount  is  less  than  $0.005.
(f)  Not  annualized.  (g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

154
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

TURNER  GVIT  GROWTH  FOCUS  FUND

                                          INVESTMENT  ACTIVITIES               DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                              REALIZED
                                                                AND                                                    RATIO OF
                          NET                                UNREALIZED                  NET                   NET     EXPENSES
                         ASSET         NET                     GAINS         TOTAL      ASSET                 ASSET       TO
                         VALUE,    INVESTMENT                 (LOSSES)       FROM      VALUE,                 END OF    AVERAGE
                       BEGINNING     INCOME     REDEMPTION       ON       INVESTMENT   END OF      TOTAL      PERIOD      NET
                       OF PERIOD     (LOSS)        FEES     INVESTMENTS   ACTIVITIES   PERIOD     RETURN      (000S)    ASSETS
--------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2000 (c)  $    10.00       (0.01)           -        (4.02)       (4.03)  $  5.97  (40.30%)(g)  $  5,530   1.35%(h)
Year Ended
December 31, 2001 (d)  $     5.97       (0.02)           -        (2.31)       (2.33)  $  3.64     (39.03%)  $ 13,044      1.33%
Year Ended
December 31, 2002 . .  $     3.64       (0.04)        0.01        (1.53)       (1.56)  $  2.08     (42.86%)  $  3,891      1.06%
Year Ended
December 31, 2003 . .  $     2.08       (0.02)        0.01         1.07         1.06   $  3.14       50.96%  $  4,778      0.97%
CLASS III SHARES
Period Ended
December 31, 2002 (e)  $     2.73       (0.01)        0.01        (0.63)       (0.63)  $  2.10  (23.08%)(f)  $  2,482   1.13%(g)
Year Ended
December 31, 2003 . .  $     2.10       (0.01)        0.01         1.06         1.06   $  3.16       50.48%  $  7,771      0.91%

                               RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------
                                                  RATIO OF
                                                     NET
                        RATIO OF     RATIO OF    INVESTMENT
                           NET       EXPENSES      INCOME
                       INVESTMENT    (PRIOR TO     (LOSS)
                         INCOME     REIMBURSE-    (PRIOR TO
                         (LOSS)       MENTS)     REIMBURSE-
                           TO           TO        MENTS) TO
                         AVERAGE      AVERAGE      AVERAGE
                           NET          NET          NET       PORTFOLIO
                         ASSETS     ASSETS (A)   ASSETS (A)   TURNOVER (B)
--------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2000 (c)   (0.55%)(h)     5.03%(h)   (4.23%)(h)       867.40%
Year Ended
December 31, 2001 (d)      (0.77%)        1.97%      (1.41%)      1256.23%
Year Ended
December 31, 2002 . .      (0.64%)        1.06%      (0.64%)       906.43%
Year Ended
December 31, 2003 . .      (0.51%)          (h)          (h)       527.94%
CLASS III SHARES
Period Ended
December 31, 2002 (e)   (0.58%)(g)          (h)          (h)       906.43%
Year Ended
December 31, 2003 . .      (0.43%)          (h)          (h)       527.94%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(f)  Not  annualized.
(g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

155
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

                                          INVESTMENT  ACTIVITIES               DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED
                         ASSET         NET         GAINS         TOTAL
                         VALUE,    INVESTMENT     (LOSSES)       FROM         NET         NET
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT  REALIZED   RETURN OF       TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME      GAINS     CAPITAL    DISTRIBUTIONS
CLASS I SHARES
Period Ended
December 31, 2000 (c)  $    10.00       (0.01)        (2.48)       (2.49)           -     (0.16)          -           (0.16)
Year Ended
December 31, 2001 (d)  $     7.35       (0.03)        (3.11)       (3.14)           -         -           -               -
Year Ended
December 31, 2002 . .  $     4.21       (0.03)        (1.77)       (1.80)           -         -       (0.02)          (0.02)
Year Ended
December 31, 2003 . .  $     2.39       (0.03)         1.35         1.32            -         -           -               -
CLASS II SHARES
Period Ended
December 31, 2003 (e)  $     2.45       (0.01)         1.28         1.27            -         -           -               -
CLASS III SHARES
Period Ended
December 31, 2002 (f)  $     3.29       (0.01)        (0.85)       (0.86)           -         -       (0.02)          (0.02)
Year Ended
December 31, 2003 . .  $     2.41       (0.02)         1.35         1.33            -         -           -               -

                                                                     RATIOS  /  SUPPLEMENTAL  DATA
-------------------------------------------------------------------------------------------------------------------
                                                                                             RATIO OF
                                                                                                NET
                                                                   RATIO OF     RATIO OF    INVESTMENT
                                                                      NET       EXPENSES      INCOME
                                                                  INVESTMENT    (PRIOR TO     (LOSS)
                                               NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                         NET                  ASSETS   EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                        ASSET                   AT        TO          TO           TO        MENTS) TO
                       VALUE,                 END OF    AVERAGE     AVERAGE      AVERAGE      AVERAGE    PORTFOLIO
                       END OF      TOTAL      PERIOD      NET         NET          NET          NET       TURNOVER
                       PERIOD     RETURN      (000S)    ASSETS      ASSETS     ASSETS (A)   ASSETS (A)      (B)
-------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2000 (c)  $  7.35  (24.96%)(g)  $ 12,127   1.35%(h)   (0.44%)(h)     2.57%(h)   (1.66%)(h)     305.36%
Year Ended
December 31, 2001 (d)  $  4.21     (42.72%)  $ 15,585      1.35%      (0.88%)        2.02%      (1.55%)     894.05%
Year Ended
December 31, 2002 . .  $  2.39     (42.78%)  $  7,791      1.34%      (0.65%)        1.39%      (0.70%)     879.28%
Year Ended
December 31, 2003 . .  $  3.71       55.23%  $ 15,960      1.24%      (0.94%)          (i)          (i)    1045.37%
CLASS II SHARES
Period Ended
December 31, 2003 (e)  $  3.72    51.84%(g)  $  2,128   1.49%(h)   (1.27%)(h)          (i)          (i)    1045.37%
CLASS III SHARES
Period Ended
December 31, 2002 (f)  $  2.41  (26.14%)(g)  $  5,822   1.37%(h)   (3.49%)(h)     1.79%(i)   (3.91%)(i)     879.28%
Year Ended
December 31, 2003 . .  $  3.74       55.19%  $ 33,398      1.25%      (1.00%)          (i)          (i)    1045.37%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(f) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(g)  Not  annualized.
(h)  Annualized.
(i)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

156
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND

                                                  INVESTMENT  ACTIVITIES                             DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                                    NET
                                                                  REALIZED
                                                                    AND
                              NET                                UNREALIZED
                             ASSET         NET                     GAINS         TOTAL
                             VALUE,    INVESTMENT                 (LOSSES)       FROM          NET         NET
                           BEGINNING     INCOME     REDEMPTION       ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL
                           OF PERIOD     (LOSS)        FEES     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2000 (c) . .  $    10.00           -            -        (0.17)       (0.17)           -          -               -
Period Ended
December 27, 2001 (d) (e)  $     9.83       (0.03)           -         0.39         0.36        (0.02)         -           (0.02)
Period Ended
December 31, 2002 (f) . .  $     9.51       (0.02)        0.01        (1.31)       (1.32)           -          -               -
Year Ended
December 31, 2003 . . . .  $     8.19       (0.02)        0.01         3.01         3.00            -      (1.23)          (1.23)
CLASS II SHARES
Period Ended
December 31, 2003 (g) . .  $     8.72       (0.01)        0.01         2.46         2.46            -      (1.23)          (1.23)

CLASS III SHARES
Period Ended
December 31, 2001 (e) . .  $    10.17           -            -        (0.03)       (0.03)           -          -               -
Year Ended
December 31, 2002 . . . .  $    10.14       (0.03)        0.01        (1.92)       (1.94)           -          -               -
Year Ended
December 31, 2003 . . . .  $     8.20       (0.03)        0.01         3.03         3.01            -      (1.23)          (1.23)

                                                                  RATIOS  /  SUPPLEMENTAL  DATA
-----------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIO OF
                                                                                                    NET
                                                                       RATIO OF     RATIO OF    INVESTMENT
                                                                          NET       EXPENSES      INCOME
                                                                      INVESTMENT    (PRIOR TO     (LOSS)
                                                   NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                             NET                  ASSETS   EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                            ASSET                   AT        TO          TO           TO        MENTS) TO
                           VALUE,                 END OF    AVERAGE     AVERAGE      AVERAGE      AVERAGE    PORTFOLIO
                           END OF      TOTAL      PERIOD      NET         NET          NET          NET       TURNOVER
                           PERIOD     RETURN      (000S)    ASSETS      ASSETS     ASSETS (A)   ASSETS (A)      (B)
-----------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2000 (c) . .  $  9.83   (1.70%)(h)  $  2,458   1.00%(i)   (1.00%)(i)    28.69%(i)  (28.69%)(i)       0.00%
Period Ended
December 27, 2001 (d) (e)  $ 10.17     3.67%(h)  $  2,549   1.24%(i)   (0.32%)(i)     5.51%(i)   (4.59%)(i)     892.96%
Period Ended
December 31, 2002 (f) . .  $  8.19  (13.88%)(h)  $    370   1.22%(i)   (0.25%)(i)          (j)          (j)     764.93%
Year Ended
December 31, 2003 . . . .  $  9.96       36.69%  $  4,434      1.24%      (0.36%)          (j)          (j)     542.89%
CLASS II SHARES
Period Ended
December 31, 2003 (g) . .  $  9.95    28.27%(h)  $  2,232   1.49%(i)   (0.59%)(i)          (j)          (j)     542.89%

CLASS III SHARES
Period Ended
December 31, 2001 (e) . .  $ 10.14   (0.30%)(h)  $  2,540   1.35%(i)   (1.13%)(i)     1.35%(i)   (1.13%)(i)     892.96%
Year Ended
December 31, 2002 . . . .  $  8.20       19.13%  $ 11,652      1.23%      (0.37%)        1.24%      (0.38%)     764.93%
Year Ended
December 31, 2003 . . . .  $  9.98       36.77%  $ 27,026      1.22%      (0.39%)          (j)          (j)     542.89%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e) Class I shares were exchanged into Class III shares effective December 28, 2001.
(f) For the period from May 6, 2002 (recommencement of sales to the public) through December 31, 2002.
(g) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(h)  Not  annualized.
(i)  Annualized.
(j)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

157
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  NATIONWIDE  LEADERS  FUND

                                    INVESTMENT  ACTIVITIES                                  DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                              REALIZED
                                                                AND
                          NET                                UNREALIZED                                               NET
                         ASSET         NET                     GAINS         TOTAL                                   ASSET
                         VALUE,    INVESTMENT                 (LOSSES)       FROM          NET                      VALUE,
                       BEGINNING     INCOME     REDEMPTION       ON       INVESTMENT   INVESTMENT       TOTAL       END OF
                       OF PERIOD     (LOSS)        FEES     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2002 (c)  $    11.20         0.03        0.02        (1.75)       (1.70)       (0.06)          (0.06)  $  9.44
Year Ended
December 31, 2003 . .  $     9.44         0.01        0.01         2.37         2.39        (0.02)          (0.02)  $ 11.81

CLASS III SHARES
Period Ended
December 31, 2001 (d)  $    10.00            -           -         0.08         0.08            -               -   $ 10.08
Year Ended
December 31, 2002 . .  $    10.08         0.04        0.02        (0.64)       (0.58)       (0.06)          (0.06)  $  9.44
Year Ended
December 31, 2003 . .  $     9.44         0.01        0.01         2.39         2.41        (0.02)          (0.02)  $ 11.83

                                                     RATIOS  /  SUPPLEMENTAL  DATA
-----------------------------------------------------------------------------------------------------------
                                                                                    RATIO OF
                                                                                       NET
                                                          RATIO OF     RATIO OF    INVESTMENT
                                                             NET       EXPENSES      INCOME
                                                         INVESTMENT    (PRIOR TO     (LOSS)
                                      NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                                     ASSETS   EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                                       AT        TO          TO           TO        MENTS) TO
                                     END OF    AVERAGE     AVERAGE      AVERAGE      AVERAGE    PORTFOLIO
                          TOTAL      PERIOD      NET         NET          NET          NET       TURNOVER
                         RETURN      (000S)    ASSETS      ASSETS     ASSETS (A)   ASSETS (A)      (B)
----------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2002 (c)  (15.17%)(e)  $    247   1.12%(f)     1.03%(f)          (g)          (g)     105.28%
Year Ended
December 31, 2003 . .       25.38%  $    530      1.14%        0.05%          (g)          (g)     244.94%

CLASS III SHARES
Period Ended
December 31, 2001 (d)     0.80%(e)  $  1,008   1.25%(f)   (0.16%)(f)    20.55%(f)  (19.46%)(f)       0.00%
Year Ended
December 31, 2002 . .      (5.78%)  $  8,463      1.15%        0.80%        1.16%        0.79%     105.28%
Year Ended
December 31, 2003 . .       25.59%  $  8,801      1.13%        0.16%          (g)          (g)     244.94%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c) For the period from May 9, 2002 (recommencement of operations) through December 31, 2002.
(d) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the effective date, the net asset value was $10.08 per share.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

158
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  EMERGING  MARKETS  FUND

                                               INVESTMENT ACTIVITIES                      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                              REALIZED
                                                                AND
                          NET                                UNREALIZED                                               NET
                         ASSET         NET                     GAINS         TOTAL                                   ASSET
                         VALUE,    INVESTMENT                 (LOSSES)       FROM          NET                      VALUE,
                       BEGINNING     INCOME     REDEMPTION       ON       INVESTMENT   INVESTMENT       TOTAL       END OF
                       OF PERIOD     (LOSS)        FEES     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2000 (c)  $    10.00            -           -        (2.48)       (2.48)       (0.01)          (0.01)  $  7.51
Year Ended
December 31, 2001 (d)  $     7.51         0.06           -        (0.45)       (0.39)       (0.04)          (0.04)  $  7.08
Year Ended
December 31, 2002 . .  $     7.08         0.05        0.01        (1.14)       (1.08)       (0.01)          (0.01)  $  5.99
Year Ended
December 31, 2003 . .  $     5.99         0.09        0.01         3.80         3.90        (0.05)          (0.05)  $  9.84

CLASS II SHARES
Period Ended
December 31, 2002 (e)  $     7.71         0.01        0.01        (1.73)       (1.71)       (0.01)          (0.01)  $  5.99
Year Ended
December 31, 2003 . .  $     5.99         0.04        0.01         3.81         3.86        (0.03)          (0.03)  $  9.82

CLASS III SHARES
Period Ended
December 31, 2002 (f)  $     7.90         0.01        0.01        (1.91)       (1.89)       (0.02)          (0.02)  $  5.99
Year Ended
December 31, 2003 . .  $     5.99         0.06        0.01         3.82         3.89        (0.04)          (0.04)  $  9.84

                                                             RATIOS / SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
                                                                                    RATIO OF
                                                                                       NET
                                                          RATIO OF     RATIO OF    INVESTMENT
                                                             NET       EXPENSES      INCOME
                                                         INVESTMENT    (PRIOR TO     (LOSS)
                                      NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                                     ASSETS   EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                                       AT        TO          TO           TO        MENTS) TO
                                     END OF    AVERAGE     AVERAGE      AVERAGE      AVERAGE    PORTFOLIO
                          TOTAL      PERIOD      NET         NET          NET          NET       TURNOVER
                         RETURN      (000S)    ASSETS      ASSETS     ASSETS (A)   ASSETS (A)      (B)
----------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2000 (c)  (24.83%)(g)  $  3,991   1.75%(h)   (0.21%)(h)     4.09%(h)   (2.55%)(h)      43.33%
Year Ended
December 31, 2001 (d)      (5.18%)  $ 15,974      1.70%        0.57%        2.39%      (0.12%)     140.18%
Year Ended
December 31, 2002 . .     (15.23%)  $ 10,005      1.43%        0.63%          (i)          (i)     219.84%
Year Ended
December 31, 2003 . .       65.26%  $ 16,993      1.39%        1.17%          (i)          (i)     133.49%

CLASS II SHARES
Period Ended
December 31, 2002 (e)  (22.23%)(g)  $    454   1.71%(h)     0.44%(h)          (i)          (i)     219.84%
Year Ended
December 31, 2003 . .       64.66%  $  6,360      1.66%        0.35%          (i)          (i)     133.49%

CLASS III SHARES
Period Ended
December 31, 2002 (f)  (23.99%)(g)  $ 11,435   1.39%(h)     0.61%(h)          (i)          (i)     219.84%
Year Ended
December 31, 2003 . .       65.22%  $ 46,902      1.42%        0.89%          (i)          (i)     133.49%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e) For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(f) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(g)  Not  annualized.
(h)  Annualized.
(i)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

159
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  INTERNATIONAL  GROWTH  FUND

                                               INVESTMENT ACTIVITIES                      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                              REALIZED
                                                                AND
                          NET                                UNREALIZED                                               NET
                         ASSET         NET                     GAINS         TOTAL                                   ASSET
                         VALUE,    INVESTMENT                 (LOSSES)       FROM          NET                      VALUE,
                       BEGINNING     INCOME     REDEMPTION       ON       INVESTMENT   INVESTMENT       TOTAL       END OF
                       OF PERIOD     (LOSS)        FEES     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2000 (c)  $    10.00       (0.01)           -        (1.37)       (1.38)           -               -   $  8.62
Year Ended
December 31, 2001 (d)  $     8.62        0.01            -        (2.47)       (2.46)       (0.02)          (0.02)  $  6.14
Year Ended
December 31, 2002 . .  $     6.14        0.01         0.01        (1.50)       (1.48)           -               -   $  4.66
Year Ended
December 31, 2003 . .  $     4.66        0.07            -         1.59         1.66            -               -   $  6.32

CLASS III SHARES
Period Ended
December 31, 2002 (e)  $     5.95       (0.01)        0.01        (1.28)       (1.28)           -               -   $  4.67
Year Ended
December 31, 2003 . .  $     4.67        0.02            -         1.63         1.65            -               -   $  6.32

                                                        RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
                                                                                       NET
                                                          RATIO OF     RATIO OF    INVESTMENT
                                                             NET       EXPENSES      INCOME
                                                         INVESTMENT    (PRIOR TO     (LOSS)
                                      NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                                     ASSETS   EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                                       AT        TO          TO           TO        MENTS) TO
                                     END OF    AVERAGE     AVERAGE      AVERAGE      AVERAGE    PORTFOLIO
                          TOTAL      PERIOD      NET         NET          NET          NET       TURNOVER
                         RETURN      (000S)    ASSETS      ASSETS     ASSETS (A)   ASSETS (A)      (B)
---------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2000 (c)  (13.70%)(f)  $  9,239   1.60%(g)   (0.17%)(g)     2.88%(g)   (1.45%)(g)      93.02%
Year Ended
December 31, 2001 (d)     (28.65%)  $  9,448      1.58%        0.05%        2.69%      (1.06%)     245.96%
Year Ended
December 31, 2002 . .     (24.10%)  $  6,859      1.29%        0.53%        1.33%        0.49%     257.38%
Year Ended
December 31, 2003 . .       35.62%  $  3,678      1.25%        0.83%          (h)          (h)     331.02%

CLASS III SHARES
Period Ended
December 31, 2002 (e)  (21.51%)(f)  $  2,232   1.32%(g)     0.08%(g)          (h)          (h)     257.38%
Year Ended
December 31, 2003 . .       35.33%  $  6,912      1.33%        0.24%          (h)          (h)     331.02%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(f)  Not  annualized.
(g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

160
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

DREYFUS  GVIT  INTERNATIONAL  VALUE  FUND

                                               INVESTMENT ACTIVITIES                             DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                              REALIZED
                                                                AND
                          NET                                UNREALIZED
                         ASSET         NET                     GAINS         TOTAL
                         VALUE,    INVESTMENT                 (LOSSES)       FROM          NET         NET
                       BEGINNING     INCOME     REDEMPTION       ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL
                       OF PERIOD     (LOSS)        FEES     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
Class I Shares
Period Ended
December 31, 2003 (b)  $     9.25         0.02        0.09         3.90         4.01            -          -               -

Class II Shares
Period Ended
December 31, 2003 (b)  $     9.25         0.01        0.09         3.87         3.98            -          -               -

Class III Shares
Period Ended
December 31, 2003 (b)  $     9.25         0.05        0.09         3.84         3.98            -          -               -

Class IV Shares (c)
Year Ended
December 31, 1999 . .  $    13.85         0.19           -         3.61         3.80        (0.16)     (0.81)          (0.97)
Year Ended
December 31, 2000 . .  $    16.68         0.17           -        (0.61)       (0.44)       (0.19)     (1.91)          (2.10)
Year Ended
December 31, 2001 . .  $    14.14         0.12           -        (1.67)       (1.55)       (0.17)     (1.22)          (1.39)
Year Ended
December 31, 2002 . .  $    11.20         0.18           -        (1.41)       (1.23)       (0.12)         -           (0.12)
Year Ended
December 31, 2003 . .  $     9.85         0.18        0.09         3.41         3.68        (0.27)         -           (0.27)

                                      RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
                                                                 RATIO OF
                                                                    NET
                                             NET     RATIO OF   INVESTMENT
                         NET                ASSETS   EXPENSES     INCOME
                        ASSET                 AT        TO       (LOSS) TO
                       VALUE,               END OF    AVERAGE     AVERAGE    PORTFOLIO
                       END OF     TOTAL     PERIOD      NET         NET       TURNOVER
                       PERIOD    RETURN     (000S)    ASSETS      ASSETS        (A)
---------------------------------------------------------------------------------------
Class I Shares
Period Ended
December 31, 2003 (b)  $ 13.26  45.08%(d)  $    542   1.20%(e)     0.56%(e)      91.20%

Class II Shares
Period Ended
December 31, 2003 (b)  $ 13.22  44.64%(d)  $  1,523   1.45%(e)     0.20%(e)      91.20%

Class III Shares
Period Ended
December 31, 2003 (b)  $ 13.23  44.75%(d)  $  9,620   1.13%(e)     1.30%(e)      91.20%

Class IV Shares (c)
Year Ended
December 31, 1999 . .  $ 16.68     29.33%  $ 88,796      0.98%        1.32%      41.00%
Year Ended
December 31, 2000 . .  $ 14.14    (2.75%)  $ 78,501      0.95%        1.33%      37.00%
Year Ended
December 31, 2001 . .  $ 11.20   (12.20%)  $ 68,746      1.08%        1.04%      36.00%
Year Ended
December 31, 2002 . .  $  9.85   (11.10%)  $ 59,335      1.00%        1.63%      35.00%
Year Ended
December 31, 2003 . .  $ 13.26     38.52%  $ 77,347      1.12%        1.62%      91.20%

--------------------------------------------------------------------------------
(a) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(b) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(c) The Dreyfus GVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.
(d)  Not  annualized.
(e)  Annualized.
See  notes  to  financial  statements.

161
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  INVESTOR  DESTINATIONS  AGGRESSIVE  FUND

                                          INVESTMENT ACTIVITIES                    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                   NET
                                                 REALIZED
                                                   AND
                          NET                   UNREALIZED                                                          NET
                         ASSET                    GAINS         TOTAL                                              ASSET
                         VALUE,       NET        (LOSSES)       FROM          NET         NET                     VALUE,
                       BEGINNING   INVESTMENT       ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     INCOME    INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2001 (b)  $    10.00        0.02         0.11         0.13        (0.02)         -           (0.02)  $ 10.11
Year Ended
December 31, 2002 . .  $    10.11        0.09        (1.96)       (1.87)       (0.09)         -           (0.09)  $  8.15
Year Ended
December 31, 2003 . .  $     8.15        0.12         2.46         2.58        (0.12)     (0.12)          (0.24)  $ 10.49

                           RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
                                                                                         RATIO OF
                                                                                            NET
                                                               RATIO OF     RATIO OF    INVESTMENT
                                                                  NET       EXPENSES      INCOME
                                                              INVESTMENT    (PRIOR TO     (LOSS)
                                   NET         RATIO OF         INCOME     REIMBURSE-    (PRIOR TO
                                  ASSETS       EXPENSES         (LOSS)       MENTS)     REIMBURSE-
                                    AT            TO              TO           TO        MENTS) TO
                                  END OF        AVERAGE         AVERAGE      AVERAGE      AVERAGE
                        TOTAL     PERIOD          NET             NET          NET          NET      PORTFOLIO
                        RETURN    (000S)        ASSETS          ASSETS     ASSETS (A)   ASSETS (A)    TURNOVER
---------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2001 (b)  1.31%(c)  $    506           0.61%(d)      4.36%(d)   24.83%(d)  (19.86%)(d)      10.90%
Year Ended
December 31, 2002 . .  (18.50%)  $ 19,493              0.56%        1.41%          (e)          (e)     111.74%
Year Ended
December 31, 2003 . .    31.87%  $ 94,500              0.55%        1.60%          (e)          (e)      49.13%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(c)  Not  annualized.  (d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

162
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  INVESTOR  DESTINATIONS  MODERATELY  AGGRESSIVE  FUND

                                          INVESTMENT ACTIVITIES                     DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                   NET
                                                 REALIZED
                                                   AND
                          NET                   UNREALIZED                                                          NET
                         ASSET                    GAINS         TOTAL                                              ASSET
                         VALUE,       NET        (LOSSES)       FROM          NET         NET                     VALUE,
                       BEGINNING   INVESTMENT       ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     INCOME    INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2001 (b)  $    10.00        0.02         0.09         0.11        (0.02)         -           (0.02)  $ 10.09
Year Ended
December 31, 2002 . .  $    10.09        0.12        (1.59)       (1.47)       (0.12)     (0.01)          (0.13)  $  8.49
Year Ended
December 31, 2003 . .  $     8.49        0.14         2.10         2.24        (0.13)         -           (0.13)  $ 10.60

                                                            RATIOS / SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
                                                                                          RATIO OF
                                                                                             NET
                                                                RATIO OF     RATIO OF    INVESTMENT
                                                                   NET       EXPENSES      INCOME
                                                               INVESTMENT    (PRIOR TO     (LOSS)
                                    NET         RATIO OF         INCOME     REIMBURSE-    (PRIOR TO
                                  ASSETS        EXPENSES         (LOSS)       MENTS)     REIMBURSE-
                                    AT             TO              TO           TO        MENTS) TO
                                  END OF         AVERAGE         AVERAGE      AVERAGE      AVERAGE
                        TOTAL     PERIOD           NET             NET          NET          NET      PORTFOLIO
                        RETURN    (000S)         ASSETS          ASSETS     ASSETS (A)   ASSETS (A)    TURNOVER
----------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2001 (b)  1.12%(c)  $     505            0.61%(d)    4.56%(d)    24.85%(d)  (19.68%)(d)      11.10%
Year Ended
December 31, 2002 . .  (14.59%)  $  71,962              0.56%        1.89%          (e)          (e)      43.38%
Year Ended
December 31, 2003 . .    26.64%  $ 290,666              0.56%        1.73%          (e)          (e)      22.22%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(c)  Not  annualized.  (d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

163
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  INVESTOR  DESTINATIONS  MODERATE  FUND

                                          INVESTMENT ACTIVITIES                     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                   NET
                                                 REALIZED
                                                   AND
                          NET                   UNREALIZED                                                          NET
                         ASSET                    GAINS         TOTAL                                              ASSET
                         VALUE,       NET        (LOSSES)       FROM          NET         NET                     VALUE,
                       BEGINNING   INVESTMENT       ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     INCOME    INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2001 (b)  $    10.00        0.02         0.06         0.08        (0.02)         -           (0.02)  $ 10.06
Year Ended
December 31, 2002 . .  $    10.06        0.15        (1.11)       (0.96)       (0.15)     (0.01)          (0.16)  $  8.94
Year Ended
December 31, 2003 . .  $     8.94        0.17         1.60         1.77        (0.17)         -           (0.17)  $ 10.54

                                                      RATIOS / SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
                                                                                  RATIO OF
                                                                                     NET
                                                        RATIO OF     RATIO OF    INVESTMENT
                                                           NET       EXPENSES      INCOME
                                                       INVESTMENT    (PRIOR TO     (LOSS)
                                    NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                                  ASSETS    EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                                    AT         TO          TO           TO        MENTS) TO
                                  END OF     AVERAGE     AVERAGE      AVERAGE      AVERAGE
                        TOTAL     PERIOD       NET         NET          NET          NET      PORTFOLIO
                        RETURN    (000S)     ASSETS      ASSETS     ASSETS (A)   ASSETS (A)    TURNOVER
--------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2001 (b)  0.84%(c)  $     504   0.61%(d)     4.42%(d)    24.86%(d)  (19.83%)(d)       0.74%
Year Ended
December 31, 2002 . .   (9.60%)  $ 165,555      0.56%        2.41%          (e)          (e)      21.58%
Year Ended
December 31, 2003 . .    20.05%  $ 566,916      0.56%        2.01%          (e)          (e)       9.90%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

164
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  INVESTOR  DESTINATIONS  MODERATELY  CONSERVATIVE  FUND

                                          INVESTMENT ACTIVITIES                     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                   NET
                                                 REALIZED
                                                   AND
                          NET                   UNREALIZED                                                          NET
                         ASSET                    GAINS         TOTAL                                              ASSET
                         VALUE,       NET        (LOSSES)       FROM          NET         NET                     VALUE,
                       BEGINNING   INVESTMENT       ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     INCOME    INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2001 (b)  $    10.00        0.03         0.04         0.07        (0.03)         -           (0.03)  $ 10.04
Year Ended
December 31, 2002 . .  $    10.04        0.18        (0.60)       (0.42)       (0.18)     (0.01)          (0.19)  $  9.43
Year Ended
December 31, 2003 . .  $     9.43        0.21         1.07         1.28        (0.21)     (0.02)          (0.23)  $ 10.48

                                                            RATIOS / SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
                                                                                          RATIO OF
                                                                                             NET
                                                                RATIO OF     RATIO OF    INVESTMENT
                                                                   NET       EXPENSES      INCOME
                                                               INVESTMENT    (PRIOR TO     (LOSS)
                                    NET         RATIO OF         INCOME     REIMBURSE-    (PRIOR TO
                                  ASSETS        EXPENSES         (LOSS)       MENTS)     REIMBURSE-
                                    AT             TO              TO           TO        MENTS) TO
                                  END OF         AVERAGE         AVERAGE      AVERAGE      AVERAGE
                        TOTAL     PERIOD           NET             NET          NET          NET      PORTFOLIO
                        RETURN    (000S)         ASSETS          ASSETS     ASSETS (A)   ASSETS (A)    TURNOVER
----------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2001 (b)  0.65%(c)  $     503           0.61%(d)     4.56%(d)    24.88%(d)  (19.71%)(d)       0.60%
Year Ended
December 31, 2002 . .   (4.15%)  $  95,669              0.56%        2.96%          (e)          (e)      35.19%
Year Ended
December 31, 2003 . .    13.70%  $ 258,529              0.56%        2.32%          (e)          (e)      12.61%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(c)  Not  annualized.  (d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

165
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  INVESTOR  DESTINATIONS  CONSERVATIVE  FUND

                                          INVESTMENT ACTIVITIES                    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                   NET
                                                 REALIZED
                                                   AND
                          NET                   UNREALIZED                                                         NET
                         ASSET                    GAINS        TOTAL                                              ASSET
                         VALUE,       NET        (LOSSES)       FROM         NET         NET                     VALUE,
                       BEGINNING   INVESTMENT       ON       INVESTMENT  INVESTMENT   REALIZED       TOTAL       END OF    TOTAL
                       OF PERIOD     INCOME    INVESTMENTS   ACTIVITIES    INCOME       GAINS    DISTRIBUTIONS   PERIOD    RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2001 (b)  $    10.00        0.02         0.01         0.03       (0.02)         -           (0.02)  $ 10.01  0.34%(c)
Year Ended
December 31, 2002 . .  $    10.01        0.21        (0.18)        0.03       (0.21)         -           (0.21)  $  9.83     0.40%
Year Ended
December 31, 2003 . .  $     9.83        0.24         0.53         0.77       (0.24)     (0.04)          (0.28)  $ 10.32     7.91%

                                          RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
                                                                       RATIO OF
                                                                          NET
                                             RATIO OF     RATIO OF    INVESTMENT
                                                NET       EXPENSES      INCOME
                                            INVESTMENT    (PRIOR TO     (LOSS)
                         NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                        ASSETS   EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                          AT        TO          TO           TO        MENTS) TO
                        END OF    AVERAGE     AVERAGE      AVERAGE      AVERAGE
                        PERIOD      NET         NET          NET          NET      PORTFOLIO
                        (000S)    ASSETS      ASSETS     ASSETS (A)   ASSETS (A)    TURNOVER
---------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2001 (b)  $    502   0.61%(d)     4.39%(d)    24.89%(d)  (19.89%)(d)       0.40%
Year Ended
December 31, 2002 . .  $ 90,358      0.56%        3.30%          (e)          (e)      28.70%
Year Ended
December 31, 2003 . .  $ 90,624      0.56%        2.55%          (e)          (e)      24.84%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

166
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  U.S.  GROWTH  LEADERS  FUND

                                          INVESTMENT ACTIVITIES                            DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                              REALIZED
                                                                AND
                          NET                                UNREALIZED                                             NET
                         ASSET         NET                     GAINS         TOTAL                                 ASSET
                         VALUE,    INVESTMENT                 (LOSSES)       FROM         NET                     VALUE,
                       BEGINNING     INCOME     REDEMPTION       ON       INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     (LOSS)        FEES     INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2002 (c)  $     8.64       (0.02)        0.01        (1.07)       (1.08)         -               -   $  7.56
Year Ended
December 31, 2003 . .  $     7.56       (0.02)        0.01         3.95         3.94      (0.76)          (0.76)  $ 10.74

CLASS II SHARES
Period Ended
December 31, 2003 (d)  $     8.17       (0.02)        0.01         3.36         3.35      (0.76)          (0.76)  $ 10.76

CLASS III SHARES
Period Ended
December 31, 2001 (e)  $    10.00           -            -        (0.08)       (0.08)         -               -   $  9.92
Year Ended
December 31, 2002 . .  $     9.92       (0.05)        0.01        (2.30)       (2.34)         -               -   $  7.58
Year Ended
December 31, 2003 . .  $     7.58       (0.03)        0.01         3.99         3.97      (0.76)          (0.76)  $ 10.79

                                                     RATIOS / SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
                                                                                    RATIO OF
                                                                                       NET
                                                          RATIO OF     RATIO OF    INVESTMENT
                                                             NET       EXPENSES      INCOME
                                                         INVESTMENT    (PRIOR TO     (LOSS)
                                      NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                                     ASSETS   EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                                       AT        TO          TO           TO        MENTS) TO
                                     END OF    AVERAGE     AVERAGE      AVERAGE      AVERAGE    PORTFOLIO
                          TOTAL      PERIOD      NET         NET          NET          NET       TURNOVER
                         RETURN      (000S)    ASSETS      ASSETS     ASSETS (A)   ASSETS (A)      (B)
----------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2002 (c)  (12.50%)(f)  $    476   1.16%(g)   (0.56%)(g)          (h)          (h)     754.41%
Year Ended
December 31, 2003 . .       52.14%  $  6,199      1.19%      (0.50%)          (h)          (h)     580.71%

CLASS II SHARES
Period Ended
December 31, 2003 (d)    41.02%(f)  $  4,101   1.43%(g)   (0.66%)(g)          (h)          (h)     580.71%

CLASS III SHARES
Period Ended
December 31, 2001 (e)   (0.80)%(f)  $  2,976   1.25%(g)   (0.40%)(g)     7.56%(g)   (6.71%)(g)       9.71%
Year Ended
December 31, 2002 . .     (23.59)%  $  6,501      1.10%      (0.64%)          (h)          (h)     754.41%
Year Ended
December 31, 2003 . .       52.39%  $ 54,959      1.19%      (0.50%)          (h)          (h)     580.71%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) For the period from June 3, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from March 21, 2003 (commencement of operations) through December 31, 2003.
(e) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $9.92 per share.
(f)  Not  annualized.
(g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

167
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  GLOBAL  UTILITIES  FUND

                                               INVESTMENT ACTIVITIES                        DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                              REALIZED
                                                                AND
                          NET                                UNREALIZED                                               NET
                         ASSET         NET                     GAINS         TOTAL                                   ASSET
                         VALUE,    INVESTMENT                 (LOSSES)       FROM          NET                      VALUE,
                       BEGINNING     INCOME     REDEMPTION       ON       INVESTMENT   INVESTMENT       TOTAL       END OF
                       OF PERIOD     (LOSS)        FEES     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2002 (c)  $     8.38         0.08        0.01        (0.96)       (0.87)       (0.09)          (0.09)  $  7.42
Year Ended
December 31, 2003 . .  $     7.42         0.06        0.01         1.71         1.78        (0.04)          (0.04)  $  9.16

CLASS II SHARES
Period Ended
December 31, 2003 (d)  $     7.08         0.03        0.01         2.09         2.13        (0.03)          (0.03)  $  9.18

CLASS III SHARES
Period Ended
December 31, 2001 (e)  $    10.00            -           -         0.01         0.01            -               -   $ 10.01
Year Ended
December 31, 2002 . .  $    10.01         0.12        0.01        (2.62)       (2.49)       (0.09)          (0.09)  $  7.43
Year Ended
December 31, 2003 . .  $     7.43         0.10        0.01         1.68         1.79        (0.04)          (0.04)  $  9.18

                                                        RATIOS / SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                                                               NET
                                                          RATIO OF         RATIO OF        INVESTMENT
                                                             NET           EXPENSES          INCOME
                                                         INVESTMENT        (PRIOR TO         (LOSS)
                                      NET     RATIO OF     INCOME         REIMBURSE-        (PRIOR TO
                                     ASSETS   EXPENSES     (LOSS)           MENTS)         REIMBURSE-
                                       AT        TO          TO               TO            MENTS) TO
                                     END OF    AVERAGE     AVERAGE          AVERAGE          AVERAGE    PORTFOLIO
                          TOTAL      PERIOD      NET         NET              NET              NET       TURNOVER
                         RETURN      (000S)    ASSETS      ASSETS         ASSETS (A)       ASSETS (A)      (B)
------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2002 (c)  (10.36%)(f)  $    169   1.20%(g)     1.83%(g)                  (h)          (h)     153.83%
Year Ended
December 31, 2003 . .       24.05%  $  1,104      1.11%        1.28%                  (h)          (h)     116.62%

CLASS II SHARES
Period Ended
December 31, 2003 (d)    30.16%(f)  $  1,092   1.36%(g)     0.76%(g)                  (h)          (h)     116.62%

CLASS III SHARES
Period Ended
December 31, 2001 (e)     0.10%(f)  $  3,002   1.15%(g)   (0.12%)(g)             8.45%(g)   (7.42%)(g)       0.00%
Year Ended
December 31, 2002 . .     (24.85)%  $  3,571      1.10%        1.79%                1.11%        1.78%     153.83%
Year Ended
December 31, 2003 . .       24.17%  $  7,054      1.04%        1.39%                  (h)          (h)     116.62%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(e) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.01 per share.
(f)  Not  annualized.  (g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

168
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  GLOBAL  FINANCIAL  SERVICES  FUND

                                               INVESTMENT  ACTIVITIES                                 DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                              REALIZED
                                                                AND
                          NET                                UNREALIZED
                         ASSET         NET                     GAINS         TOTAL
                         VALUE,    INVESTMENT                 (LOSSES)       FROM          NET         NET
                       BEGINNING     INCOME     REDEMPTION       ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL
                       OF PERIOD     (LOSS)        FEES     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2002 (c)  $    10.23            -        0.01        (1.27)       (1.26)       (0.01)         -           (0.01)
Year Ended
December 31, 2003 . .  $     8.96         0.10        0.01         3.58         3.69        (0.05)     (1.21)          (1.26)
CLASS II SHARES
Period Ended
December 31, 2003 (d)  $     8.46         0.04        0.01         4.11         4.16        (0.04)     (1.21)          (1.25)
CLASS III SHARES
Period Ended
December 31, 2001 (e)  $    10.00            -           -         0.13         0.13            -          -               -
Year Ended
December 31, 2002 . .  $    10.13         0.04        0.01        (1.21)       (1.16)       (0.01)         -           (0.01)
Year Ended
December 31, 2003 . .  $     8.96         0.13        0.01         3.55         3.69        (0.05)     (1.21)          (1.26)

                                                               RATIOS  /  SUPPLEMENTAL  DATA
-------------------------------------------------------------------------------------------------------------------
                                                                                             RATIO OF
                                                                                                NET
                                                                   RATIO OF     RATIO OF    INVESTMENT
                                                                      NET       EXPENSES      INCOME
                                                                  INVESTMENT    (PRIOR TO     (LOSS)
                                               NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                         NET                  ASSETS   EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                        ASSET                   AT        TO          TO           TO        MENTS) TO
                       VALUE,                 END OF    AVERAGE     AVERAGE      AVERAGE      AVERAGE    PORTFOLIO
                       END OF      TOTAL      PERIOD      NET         NET          NET          NET       TURNOVER
                       PERIOD     RETURN      (000S)    ASSETS      ASSETS     ASSETS (A)   ASSETS (A)      (B)
-------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
December 31, 2002 (c)  $  8.96  (12.26%)(f)  $    218   1.37%(g)     0.30%(g)          (h)          (h)     211.21%
Year Ended
December 31, 2003 . .  $ 11.39       41.45%  $  3,121      1.27%        1.47%          (h)          (h)     261.68%
CLASS II SHARES
Period Ended
December 31, 2003 (d)  $ 11.37    49.51%(f)  $    913   1.51%(g)     1.20%(g)          (h)          (h)     261.68%
CLASS III SHARES
Period Ended
December 31, 2001 (e)  $ 10.13     1.32%(f)  $  3,041   1.35%(g)     0.33%(g)     8.56%(g)   (6.88%)(g)       0.00%
Year Ended
December 31, 2002 . .  $  8.96     (11.41)%  $  6,009      1.31%        0.66%          (h)          (h)     211.21%
Year Ended
December 31, 2003 . .  $ 11.39       41.46%  $ 11,634      1.22%        1.57%          (h)          (h)     261.68%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(e) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.13 per share.
(f)  Not  annualized.
(g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

169
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE  GVIT  DEVELOPING  MARKETS  FUND

                                           INVESTMENT ACTIVITIES                  DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                          NET                    UNREALIZED                                               NET
                         ASSET         NET         GAINS         TOTAL                                   ASSET
                         VALUE,    INVESTMENT     (LOSSES)       FROM          NET                      VALUE,
                       BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT       TOTAL       END OF    TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD    RETURN
-------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Year Ended
December 31, 1999 . .  $     6.59        0.02          4.25         4.27            -               -   $ 10.86    64.81%
Year Ended
December 31, 2000 . .  $    10.86       (0.03)        (3.07)       (3.10)           -               -   $  7.76  (28.55%)
Year Ended
December 31, 2001 . .  $     7.76        0.08         (0.62)       (0.54)           -               -   $  7.22   (6.96%)
Year Ended
December 31, 2002 . .  $     7.22        0.03         (0.73)       (0.70)       (0.01)          (0.01)  $  6.51   (9.68%)
Year Ended
December 31, 2003 (b)  $     6.51        0.06          3.83         3.89        (0.01)          (0.01)  $ 10.39    59.70%

                                            RATIOS / SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
                                                                        RATIO OF
                                                                           NET
                                              RATIO OF     RATIO OF    INVESTMENT
                                                 NET       EXPENSES      INCOME
                                             INVESTMENT    (PRIOR TO     (LOSS)
                          NET     RATIO OF     INCOME     REIMBURSE-    (PRIOR TO
                        ASSETS    EXPENSES     (LOSS)       MENTS)     REIMBURSE-
                          AT         TO          TO           TO        MENTS) TO
                        END OF     AVERAGE     AVERAGE      AVERAGE      AVERAGE
                        PERIOD       NET         NET          NET          NET      PORTFOLIO
                        (000S)     ASSETS      ASSETS     ASSETS (A)   ASSETS (A)    TURNOVER
----------------------------------------------------------------------------------------------
CLASS II SHARES
Year Ended
December 31, 1999 . .  $ 131,197      1.62%        0.20%        1.65%        0.17%     124.00%
Year Ended
December 31, 2000 . .  $ 100,730      1.56%      (0.34%)        1.81%      (0.59%)     103.00%
Year Ended
December 31, 2001 . .  $ 100,899      1.59%        1.19%        1.67%        1.11%     118.00%
Year Ended
December 31, 2002 . .  $  75,321      1.60%        0.44%        1.68%        0.36%      97.00%
Year Ended
December 31, 2003 (b)  $ 165,601      1.64%        0.75%        1.80%        0.60%     167.45%

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated. (b) Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
See  notes  to  financial  statements.

170
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

1.  ORGANIZATION

Gartmore Variable Insurance Trust ("GVIT" or the "Trust") is an open-end management investment company. GVIT was organized as a Massachusetts business trust as of June 30, 1981 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). On December 31, 2003, the Trust had authorized an unlimited number of shares of beneficial interest ("shares") without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, "Nationwide") and American Skandia have purchased shares of the Trust's series. The Trust operates thirty three (33) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the series listed below (individually a "Fund", collectively the "Funds"):

     Gartmore GVIT Nationwide Fund ("Nationwide") (formerly Gartmore GVIT Total Return Fund)
     Gartmore  GVIT  Growth  Fund  ("Growth")
     Gartmore  GVIT  Government  Bond  Fund  ("Government  Bond")
     GVIT  Small  Company  Fund  ("Small  Company")
     Gartmore  GVIT  Money  Market  Fund  ("Money  Market")
     Gartmore  GVIT  Money  Market  Fund  II  ("Money  Market  II")
     J.P.  Morgan  GVIT  Balanced  Fund  ("Balanced")
     Gartmore GVIT Mid Cap Growth Fund ("Mid Cap Growth") (formerly Strong GVIT Mid Cap Growth Fund)
     Nationwide  GVIT  Strategic  Value  Fund  ("Strategic  Value")
     Comstock  GVIT  Value  Fund  ("Value")
     Federated  GVIT  High  Income  Bond  Fund  ("High  Income  Bond")
     GVIT  Equity  500  Index  Fund  ("Equity  500  Index")
     Van Kampen GVIT Multi Sector Bond Fund ("Multi Sector Bond") (formerly MAS GVIT Multi Sector Bond Fund)
     GVIT  Small  Cap  Value  Fund  ("Small  Cap  Value")
     GVIT  Small  Cap  Growth  Fund  ("Small  Cap  Growth")
     Gartmore  GVIT  Worldwide  Leaders  Fund  ("Worldwide  Leaders")
     Dreyfus  GVIT  Mid  Cap  Index  Fund  ("Mid  Cap  Index")
     Turner  GVIT  Growth  Focus  Fund  ("Growth  Focus")
     Gartmore GVIT Global Technology and Communications Fund ("Global Technology and Communications")
     Gartmore  GVIT  Global  Health  Sciences  Fund  ("Global  Health Sciences")
     Gartmore  GVIT  Nationwide  Leaders  Fund  ("Nationwide  Leaders")
     Gartmore  GVIT  Emerging  Markets  Fund  ("Emerging  Markets")
     Gartmore GVIT International Growth Fund ("International Growth") Dreyfus GVIT International Value Fund ("International Value") Gartmore GVIT Investor Destinations Aggressive Fund ("Aggressive") Gartmore GVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive")
     Gartmore  GVIT  Investor  Destinations  Moderate  Fund  ("Moderate")
     Gartmore GVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative")
     Gartmore  GVIT  Investor  Destinations  Conservative  Fund ("Conservative")
     Gartmore  GVIT  U.S.  Growth  Leaders  Fund  ("US  Growth  Leaders")
     Gartmore  GVIT  Global  Utilities  Fund  ("Global  Utilities")
     Gartmore GVIT Global Financial Services Fund ("Global Financial Services") Gartmore GVIT Developing Markets Fund ("Developing Markets")

The Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds (collectively the "Investor Destinations Funds") are constructed as "fund of funds," which means that these Funds pursue their investment objectives primarily by allocating their investments among other mutual funds (the "Underlying Funds"). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Investor Destinations Funds, except for the Aggressive Fund, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company up to each Investors Destinations Fund's designated limit.

171
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

2.  MARKET  STREET  REORGANIZATION

The Trust entered an agreement and plan of reorganization (the "Market Street Reorganization") with the Market Street Fund pursuant to which all of the assets, subject to stated liabilities, of each portfolio of Market Street Fund were transferred to a corresponding series of GVIT in exchange for Class IV shares of such series. The Market Street Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on April 28, 2003 following approval by shareholders of Market Street Fund at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Market Street Reorganization:

                                              BEFORE          REORGANIZATION     AFTER REORGANIZATION
                                        -------------------------------------------------------------
                                           MARKET STREET
                                           ALL PRO BROAD
                                            EQUITY FUND       NATIONWIDE FUND      NATIONWIDE FUND
                                        -------------------------------------------------------------
Shares*. . . . . . . . . . . . . . . .          14,135,763        150,234,910             167,931,874
Net assets . . . . . . . . . . . . . .  $      146,829,542   $  1,246,472,312   $       1,393,301,854
Net asset value:
Class I. . . . . . . . . . . . . . . .                   -               8.30                    8.30
Class II . . . . . . . . . . . . . . .                   -               8.29                    8.29
Class III. . . . . . . . . . . . . . .                   -               8.31                    8.31
Class IV . . . . . . . . . . . . . . .               10.39                  -                    8.30
Unrealized appreciation (depreciation)         (20,717,589)       (80,185,399)           (100,902,988)
Accumulated net realized loss. . . . .         (36,379,261)      (420,670,832)           (457,050,093)

                                        BEFORE               REORGANIZATION     AFTER REORGANIZATION
                                        -------------------------------------------------------------
                                        MARKET STREET ALL
                                        PRO LARGE CAP
                                        GROWTH FUND          GROWTH FUND        GROWTH FUND
                                        -------------------------------------------------------------
Shares*. . . . . . . . . . . . . . . .           4,557,244         26,378,201              30,268,116
Net assets . . . . . . . . . . . . . .  $       30,711,320   $    208,260,492   $         238,971,812
Net asset value:
Class I. . . . . . . . . . . . . . . .                   -               7.90                    7.90
Class IV . . . . . . . . . . . . . . .                6.74                  -                    7.90
Unrealized appreciation (depreciation)          (2,858,060)         3,972,915               1,114,855
Accumulated net realized loss. . . . .         (20,325,723)      (375,476,501)           (395,802,224)

                                        BEFORE               REORGANIZATION     AFTER REORGANIZATION
                                        -------------------------------------------------------------
                                        MARKET STREET        GOVERNMENT         GOVERNMENT
                                        BOND FUND            BOND FUND          BOND FUND
                                        -------------------------------------------------------------
Shares*. . . . . . . . . . . . . . . .           6,500,762        166,694,790             172,484,643
Net assets . . . . . . . . . . . . . .  $       71,183,753   $  2,049,401,950   $       2,120,585,703
Net asset value:
Class I. . . . . . . . . . . . . . . .                   -              12.29                   12.29
Class II . . . . . . . . . . . . . . .                   -              12.27                   12.27
Class III. . . . . . . . . . . . . . .                   -              12.29                   12.29
Class IV . . . . . . . . . . . . . . .               10.95                  -                   12.29
Unrealized appreciation (depreciation)           1,339,691         85,207,146              86,546,837
Accumulated net realized loss. . . . .              (8,433)        12,669,102              12,660,669

172
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                         BEFORE REORGANIZATION                       AFTER REORGANIZATION
                                        -----------------------------------------------------------------
                                           MARKET STREET ALL             SMALL                SMALL
                                             PRO SMALL CAP              COMPANY              COMPANY
                                              GROWTH FUND                 FUND                 FUND
                                        -----------------------------------------------------------------
Shares*. . . . . . . . . . . . . . . .               4,383,788              36,376,210        38,626,298
Net assets . . . . . . . . . . . . . .  $           35,126,129   $         567,861,763   $   602,987,892
Net asset value:
Class I. . . . . . . . . . . . . . . .                       -                   15.61             15.61
Class II . . . . . . . . . . . . . . .                       -                   15.57             15.57
Class III. . . . . . . . . . . . . . .                       -                   15.62             15.62
Class IV . . . . . . . . . . . . . . .                    8.01                       -             15.61
Unrealized appreciation (depreciation)               1,222,027              31,615,958        32,837,985
Accumulated net realized loss. . . . .             (32,549,842)           (103,690,519)     (136,240,361)

                                                                                         AFTER
                                        BEFORE                   REORGANIZATION          REORGANIZATION
                                        -----------------------------------------------------------------
                                        MARKET STREET
                                        MONEY MARKET             MONEY MARKET            MONEY MARKET
                                        FUND                     FUND                    FUND
                                        -----------------------------------------------------------------
Shares*. . . . . . . . . . . . . . . .             131,179,504           2,585,640,915     2,716,820,419
Net assets . . . . . . . . . . . . . .  $          131,179,154   $       2,585,637,437   $ 2,716,816,591
Net asset value:
Class I. . . . . . . . . . . . . . . .                       -                    1.00              1.00
Class IV . . . . . . . . . . . . . . .                    1.00                       -              1.00
Class V. . . . . . . . . . . . . . . .                       -                    1.00              1.00
Unrealized appreciation (depreciation)                       -                       -                 -
Accumulated net realized loss. . . . .                    (350)                (35,657)          (36,007)

                                                                                         AFTER
                                        BEFORE                   REORGANIZATION          REORGANIZATION
                                        -----------------------------------------------------------------
                                        MARKET STREET
                                        BALANCED FUND            BALANCED FUND           BALANCED FUND
                                        -----------------------------------------------------------------
Shares*. . . . . . . . . . . . . . . .               4,800,135              18,512,125        25,712,114
Net assets . . . . . . . . . . . . . .  $           59,267,431   $         152,385,275   $   211,652,706
Net asset value:
Class I. . . . . . . . . . . . . . . .                       -                    8.23              8.23
Class IV . . . . . . . . . . . . . . .                   12.35                       -              8.23
Unrealized appreciation (depreciation)               1,717,094              (5,916,782)       (4,199,688)
Accumulated net realized loss. . . . .              (8,417,257)            (28,106,662)      (36,523,919)

173
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                              BEFORE          REORGANIZATION    AFTER REORGANIZATION
                                       --------------------------------------------------------------
                                           MARKET STREET       STRONG GVIT            MID CAP
                                              MID CAP            MID CAP               GROWTH
                                            GROWTH FUND        GROWTH FUND            FUND (A)
                                       --------------------------------------------------------------
Shares*. . . . . . . . . . . . . . . .           4,400,177        13,389,463              10,785,805
Net assets . . . . . . . . . . . . . .  $       72,716,535   $   105,528,202   $         178,244,737
Net asset value:
Class I. . . . . . . . . . . . . . . .                   -              7.88                   16.53
Class III. . . . . . . . . . . . . . .                   -              7.89                   16.53
Class IV . . . . . . . . . . . . . . .               16.53                 -                   16.53
Unrealized appreciation (depreciation)           8,347,535         9,039,708              17,387,243
Accumulated net realized loss. . . . .         (18,726,539)     (183,534,054)           (202,260,593)

                                        BEFORE               REORGANIZATION    AFTER REORGANIZATION
                                       --------------------------------------------------------------
                                        MARKET STREET ALL
                                        PRO LARGE CAP
                                        VALUE FUND           VALUE FUND        VALUE FUND
                                       --------------------------------------------------------------
Shares*. . . . . . . . . . . . . . . .           4,643,348         5,189,921              10,178,057
Net assets . . . . . . . . . . . . . .  $       38,687,395   $    40,251,999   $          78,939,394
Net asset value:
Class I. . . . . . . . . . . . . . . .                   -              7.76                    7.76
Class II . . . . . . . . . . . . . . .                   -              7.75                    7.75
Class IV . . . . . . . . . . . . . . .                8.33                 -                    7.76
Unrealized appreciation (depreciation)          (1,993,006)          407,425              (1,585,581)
Accumulated net realized loss. . . . .          (4,925,284)      (24,328,615)            (29,253,899)

                                        BEFORE               REORGANIZATION    AFTER REORGANIZATION
                                       --------------------------------------------------------------
                                        MARKET STREET
                                        EQUITY 500           EQUITY 500        EQUITY 500
                                        INDEX FUND           INDEX FUND        INDEX FUND (B)
                                       --------------------------------------------------------------
Shares . . . . . . . . . . . . . . . .          37,457,499                 -              37,457,499
Net assets . . . . . . . . . . . . . .  $      235,130,715   $             -   $         235,130,715
Net asset value:
Class IV . . . . . . . . . . . . . . .                6.28                 -                    6.28
Unrealized appreciation (depreciation)        (102,545,998)                -            (102,545,998)
Accumulated net realized loss. . . . .         (47,125,045)                -             (47,125,045)

174
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                              BEFORE          REORGANIZATION    AFTER REORGANIZATION
                                       --------------------------------------------------------------
                                         MARKET STREET ALL      SMALL CAP            SMALL CAP
                                           PRO SMALL CAP          VALUE                VALUE
                                            VALUE FUND             FUND                 FUND
                                       --------------------------------------------------------------
Shares*. . . . . . . . . . . . . . . .           5,158,775        58,693,778              63,833,750
Net assets . . . . . . . . . . . . . .  $       38,499,981   $   439,631,263   $         478,131,244
Net asset value:
Class I. . . . . . . . . . . . . . . .                   -              7.49                    7.49
Class II . . . . . . . . . . . . . . .                   -              7.48                    7.48
Class III. . . . . . . . . . . . . . .                   -              7.49                    7.49
Class IV . . . . . . . . . . . . . . .                7.46                 -                    7.49
Unrealized appreciation (depreciation)          (7,749,075)      (64,298,455)            (72,047,530)
Accumulated net realized loss. . . . .            (377,357)     (152,574,329)           (152,951,686)

                                        BEFORE               REORGANIZATION    AFTER REORGANIZATION
                                       --------------------------------------------------------------
                                        MARKET STREET
                                        INTERNATIONAL        INTERNATIONAL     INTERNATIONAL
                                        FUND                 VALUE FUND        VALUE FUND (C)
                                       --------------------------------------------------------------
Shares . . . . . . . . . . . . . . . .           6,050,454                 -               6,050,454
Net assets . . . . . . . . . . . . . .  $       55,301,957   $             -   $          55,301,957
Net asset value:
Class IV . . . . . . . . . . . . . . .                9.14                 -                    9.14
Unrealized appreciation (depreciation)         (12,768,441)                -             (12,768,441)
Accumulated net realized loss. . . . .          (6,125,475)                -              (6,125,475)

* The share amounts after reorganization, reflected above, contain adjustments required to maintain the net asset value of the acquiring fund.
(a) The Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund.
(b) The Equity 500 Index Fund retained the financial history of the Market Street Equity 500 Fund.
(c) The International Value Fund retained the financial history of the Market Street International Fund.

3.  MONTGOMERY  FUNDS  III  REORGANIZATION

The Trust entered an agreement and plan of reorganization (the "Montgomery Funds III Reorganization") with The Montgomery Funds III pursuant to which all of the assets of Montgomery Variable Series: Emerging Markets Fund was transferred to Gartmore GVIT Developing Markets Fund in exchange for Class II shares of that series and the assumption of stated liabilities. The Montgomery Funds III Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on June 23, 2003, following approval by shareholders of The Montgomery Funds III at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Montgomery III
Reorganization:

                                            BEFORE      REORGANIZATION    AFTER REORGANIZATION
                                        -------------------------------------------------------
                                          MONTGOMERY      DEVELOPING           DEVELOPING
                                           EMERGING         MARKETS             MARKETS
                                         MARKETS FUND        FUND                 FUND
                                        -------------------------------------------------------
Shares . . . . . . . . . . . . . . . .     12,059,201                 -             12,059,201
Net assets . . . . . . . . . . . . . .  $  90,059,735   $             -  $          90,059,735
Net asset value:
Class II . . . . . . . . . . . . . . .           7.47                 -                   7.47
Unrealized appreciation (depreciation)     12,960,528                 -             12,960,528
Accumulated net realized loss. . . . .    (59,038,592)                -            (59,038,592)

175
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                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

4.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)  SECURITY  VALUATION

Securities for which market quotations are readily available are valued at current market value as of "Valuation Time." Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Except for the High Income Bond Fund, debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. The securities held by the High Income Bond Fund are valued at the mean between the last quoted bid and asked price as provided by an independent pricing service approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be "short-term" and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees. The "Fair Value" of such securities is determined in good faith by taking into account the relevant factors and surrounding circumstances. Information utilized to obtain a "Fair Value" may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings, (ii) the discount from market value of a similar, freely traded security, (iii) the yield-to-maturity for debt issues, or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining "Fair Value". Fair Value determinations are required for securities for which market quotations are not reliable or readily available and for securities whose value is affected by a "significant" event that will materially affect the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a "subsequent event"). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

Investments of the Money Market and Money Market II Funds (together, the "Money Market Funds") are valued at amortized cost, which approximates market value. Under the amortized cost method, premium, or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Shares of the Underlying Funds in which the Investor Destinations Funds invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock
Exchange. Underlying Funds generally value securities and assets at market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day's par value; prior day's interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

(B)  REPURCHASE  AGREEMENTS

The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.

176
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

(C)  FOREIGN  CURRENCY  TRANSACTIONS

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expense, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(D)  RISKS  ASSOCIATED  WITH  FOREIGN  SECURITIES  AND  CURRENCIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(E)  FORWARD  FOREIGN  CURRENCY  CONTRACTS

Certain Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(F)  FUTURES  CONTRACTS

Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Future contracts are valued daily at their last quoted sale price. Subsequent payments, known as "variation margin," are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(G)  WRITTEN  OPTIONS  CONTRACTS

Certain Funds may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is

177
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absense of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(H)  MORTGAGE  DOLLAR  ROLLS

Certain Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA's on the Statement of Investments of the applicable Funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Fund's Board of Trustees.

(I)  SHORT  SALES

The Funds are authorized to engage in short-selling of portfolio which obligates each Fund to replace any security it has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. government securities and/or securities held long to sufficiently cover its short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for each Fund.

(J)  SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(K)  SECURITIES  LENDING

To generate additional income, each Fund, with the exception of the Money Market Funds, may lend up to 33-1/3% of the Fund's total assets pursuant to agreements, requiring that the Fund receives cash or securities as collateral with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market the collateral on a daily basis so that the market value of the collateral does not fall below 100% of the market value of the portfolio securities loaned. Cash collateral invested is shown in the Statement of Investments as Fund securities. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as lending agent/custodian for the securities lending program of the Funds. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers. As of December 31, 2003, the following Funds had securities with the following market values on loan:

178
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                          (CONTINUED) DECEMBER 31, 2003

                         MARKET VALUE OF     MARKET VALUE
FUND                    LOANED SECURITIES   OF COLLATERAL*
----------------------------------------------------------
Nationwide . . . . . .  $       55,601,803      56,399,254
Growth . . . . . . . .           8,811,566       8,980,350
Government Bond. . . .         426,517,008     434,863,975
Small Company. . . . .         209,718,860     216,126,509
Mid Cap Growth . . . .          64,673,474      66,080,409
Value. . . . . . . . .          17,651,779      17,832,625
High Income Bond . . .          60,928,144      61,920,747
Equity 500 Index . . .          14,426,359      14,638,853
Multi Sector Bond. . .          46,728,298      47,517,329
Small Cap Growth . . .          42,040,344      43,338,121
Mid Cap Index. . . . .          98,880,339     101,305,121
Global Technology
and Communications . .          16,787,732      17,344,527
Global Health Sciences           6,468,435       6,603,715
International Value. .           4,804,012       5,022,805
US Growth Leaders. . .          15,353,766      15,717,150
Developing Markets . .           3,255,948       3,398,400

*    Includes  securities  and  cash  collateral

(L)  DISTRIBUTIONS  TO  SHAREHOLDERS

For all Funds, excluding the Money Market Funds, dividends from net investment income, if any, are declared and paid quarterly. For the Money Market Funds, dividends from net investment income are declared daily and paid monthly. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, pay-downs and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(M)  EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Once expenses are charged to a Fund, these expenses are allocated to the classes based on total settled shares outstanding of each class for the Money Market Funds and based on relative net assets of each class for all other Funds. Expenses specific to a class (such as 12b-1 and administrative services fees) are charged to that class.

179
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

(N)  CAPITAL  SHARE  TRANSACTIONS

Transactions  in  capital  shares  of  the  Funds  were  as  follows:

                                         NATIONWIDE                                  GROWTH
                             -----------------------------------------------------------------------------
                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                  2003                 2002                 2003                 2002
                             -----------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
Proceeds from shares issued  $  70,306,071        $ 137,610,346        $  49,717,843        $  38,610,530
Dividends reinvested. . . .      7,472,339           12,476,666               45,300                    -
Cost of shares redeemed . .   (189,984,512)        (277,487,007)         (69,692,819)         (95,047,514)
                             -----------------------------------------------------------------------------
                              (112,206,102)        (127,399,995)         (19,929,676)         (56,436,984)
                             -----------------------------------------------------------------------------
CLASS II SHARES
Proceeds from shares issued      4,406,476              813,877   (a)              -                    -
Dividends reinvested. . . .          9,472                2,917   (a)              -                    -
Cost of shares redeemed . .       (307,817)             (33,106)  (a)              -                    -
                             -----------------------------------------------------------------------------
                                 4,108,131              783,688                    -                    -
                             -----------------------------------------------------------------------------
CLASS III SHARES
Proceeds from shares issued      2,152,735              435,071   (b)              -                    -
Dividends reinvested. . . .          5,026                1,658   (b)              -                    -
Cost of shares redeemed . .     (1,919,412)             (33,639)  (b)              -                    -
                             -----------------------------------------------------------------------------
                                   238,349              403,090                    -                    -
                             -----------------------------------------------------------------------------
CLASS IV SHARES
Proceeds from shares issued      4,176,713   (c)              -           15,253,753   (c)              -
Proceeds from shares issued
in connection with merger .    146,829,542                    -           30,711,320                    -
Dividends reinvested. . . .        567,652   (c)              -               11,175   (c)              -
Cost of shares redeemed . .    (15,679,826)  (c)              -          (19,263,706)  (c)              -
                             -----------------------------------------------------------------------------
                               135,894,081                    -           26,712,542                    -
                             -----------------------------------------------------------------------------
Change in net assets from
capital transactions. . . .  $  28,034,459        $(126,213,217)       $   6,782,866        $ (56,436,984)
                             =============================================================================
SHARE TRANSACTIONS:
CLASS I SHARES
Issued. . . . . . . . . . .      8,697,821           14,947,244            6,172,533            4,347,905
Reinvested. . . . . . . . .        852,320            1,458,099                4,926                    -
Redeemed. . . . . . . . . .    (22,047,218)         (31,410,086)          (8,476,829)         (10,907,126)
                             -----------------------------------------------------------------------------
                               (12,497,077)         (15,004,743)          (2,299,370)          (6,559,221)
                             -----------------------------------------------------------------------------
CLASS II SHARES
Issued. . . . . . . . . . .        480,594               98,179   (a)              -                    -
Reinvested. . . . . . . . .          1,053                  366   (a)              -                    -
Redeemed. . . . . . . . . .        (33,051)              (4,086)  (a)              -                    -
                             -----------------------------------------------------------------------------
                                   448,596               94,459                    -                    -
                             -----------------------------------------------------------------------------
CLASS III SHARES
Issued. . . . . . . . . . .        241,235               52,954   (b)              -                    -
Reinvested. . . . . . . . .            550                  206   (b)              -                    -
Redeemed. . . . . . . . . .       (206,303)              (4,007)  (b)              -                    -
                             -----------------------------------------------------------------------------
                                    35,482               49,153                    -                    -
                             -----------------------------------------------------------------------------
CLASS IV SHARES
Issued. . . . . . . . . . .        444,468   (c)              -            1,699,528   (c)              -
Issued in connection
with merger . . . . . . . .     17,696,964                    -            3,889,915                    -
Reinvested. . . . . . . . .         61,005   (c)              -                1,244   (c)              -
Redeemed. . . . . . . . . .     (1,676,914)  (c)              -           (2,173,344)  (c)              -
                             -----------------------------------------------------------------------------
                                16,525,523                    -            3,417,343                    -
                             -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) For the period from July 11, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

180
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                       GOVERNMENT BOND                            SMALL COMPANY
---------------------------------------------------------------------------------------------------------------
                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                  2003                 2002                 2003                 2002
---------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
Proceeds from shares issued  $ 290,118,172        $ 981,386,422        $ 263,956,779        $ 376,772,376
Dividends reinvested. . . .     60,640,831           89,450,902                    -                    -
Cost of shares redeemed . .   (821,583,078)        (468,295,642)        (288,371,125)        (430,466,599)
---------------------------------------------------------------------------------------------------------------
                              (470,824,075)         602,541,682          (24,414,346)         (53,694,223)
---------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Proceeds from shares issued     15,775,027            9,956,335   (a)     21,674,070            2,603,105   (b)
Dividends reinvested. . . .        644,875              213,666   (a)              -                    -
Cost of shares redeemed . .     (5,150,524)             (35,178)  (a)     (8,639,677)            (111,650)  (b)
---------------------------------------------------------------------------------------------------------------
                                11,269,378           10,134,823           13,034,393            2,491,455
---------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Proceeds from shares issued     11,840,779            8,679,378   (c)      1,179,942               57,955   (d)
Dividends reinvested. . . .        297,466              151,064   (c)              -                    -
Cost of shares redeemed . .    (14,991,773)          (1,252,341)  (c)       (182,695)              (4,147)  (d)
---------------------------------------------------------------------------------------------------------------
                                (2,853,528)           7,578,101              997,247               53,808
---------------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Proceeds from shares issued      5,187,279   (e)              -            6,458,014   (e)              -
Proceeds from shares issued
in connection with merger .     71,183,753                    -           35,126,129                    -
Dividends reinvested. . . .      1,253,511   (e)              -                    -                    -
Cost of shares redeemed . .    (32,990,816)  (e)              -           (6,772,597)  (e)              -
---------------------------------------------------------------------------------------------------------------
                                44,633,727                    -           34,811,546                    -
---------------------------------------------------------------------------------------------------------------
Change in net assets from
capital transactions. . . .  $(417,774,498)       $ 620,254,606        $  24,428,840        $ (51,148,960)
===============================================================================================================
SHARE TRANSACTIONS:
CLASS I SHARES
Issued. . . . . . . . . . .     23,627,729           81,360,454           15,169,153           21,316,931
Reinvested. . . . . . . . .      4,956,555            7,411,670                    -                    -
Redeemed. . . . . . . . . .    (67,405,215)         (38,878,138)         (16,642,303)         (24,749,334)
---------------------------------------------------------------------------------------------------------------
                               (38,820,931)          49,893,986           (1,473,150)          (3,432,403)
---------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Issued. . . . . . . . . . .      1,283,905              810,181   (a)      1,205,253              158,204   (b)
Reinvested. . . . . . . . .         52,807               17,383   (a)              -                    -
Redeemed. . . . . . . . . .       (426,107)              (2,883)  (a)       (508,695)              (7,123)  (b)
---------------------------------------------------------------------------------------------------------------
                                   910,605              824,681              696,558              151,081
---------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Issued. . . . . . . . . . .        964,676              711,849   (c)         60,856                3,599   (d)
Reinvested. . . . . . . . .         24,176               12,295   (c)              -                    -
Redeemed. . . . . . . . . .     (1,250,045)            (102,942)  (c)         (9,042)                (271)  (d)
---------------------------------------------------------------------------------------------------------------
                                  (261,193)             621,202               51,814                3,328
---------------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Issued. . . . . . . . . . .        420,977   (e)              -              323,032   (e)              -
Issued in connection
with merger . . . . . . . .      5,789,853                    -            2,250,088                    -
Reinvested. . . . . . . . .        101,932   (e)              -                    -                    -
Redeemed. . . . . . . . . .     (2,747,456)  (e)              -             (352,430)  (e)              -
---------------------------------------------------------------------------------------------------------------
                                13,565,306                    -            2,220,690                    -
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) For the period from July 8, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from March 5, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 20, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from July 1, 2002 (commencement of operations) through December 31, 2002.
(e) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

181
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                          MONEY MARKET                             MONEY MARKET II
                             -----------------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED             YEAR ENDED      YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,           DECEMBER 31,    DECEMBER 31,
                                   2003                   2002                   2003            2002
                             -----------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES*
Proceeds from shares issued  $ 4,568,404,119        $  9,878,027,628        $ 656,324,317   $ 456,253,029
Dividends reinvested. . . .       14,431,650              35,997,623              251,131         394,299
Cost of shares redeemed . .   (5,445,670,886)        (10,346,590,868)        (618,880,873)   (384,016,848)
                             -----------------------------------------------------------------------------
                                (862,835,117)           (432,565,617)          37,694,575      72,630,480
                             -----------------------------------------------------------------------------
CLASS IV SHARES
Proceeds from shares issued       33,828,214   (a)                 -                    -               -
Proceeds from shares issued
in connection with merger .      131,179,154                       -                    -               -
Dividends reinvested. . . .          574,852   (a)                 -                    -               -
Cost of shares redeemed . .      (62,065,333)  (a)                 -                    -               -
                             -----------------------------------------------------------------------------
                                 103,516,887                       -                    -               -
                             -----------------------------------------------------------------------------
CLASS V SHARES
Proceeds from shares issued      367,084,493             340,292,608   (b)              -               -
Dividends reinvested. . . .        2,742,364                 199,194   (b)              -               -
Cost of shares redeemed . .     (329,467,207)            (15,542,238)  (b)              -               -
                             -----------------------------------------------------------------------------
                                  40,359,650             324,949,564                    -               -
                             -----------------------------------------------------------------------------
Change in net assets from
capital transactions. . . .  $  (718,958,580)       $   (107,616,053)       $  37,694,575   $  72,630,480
                             =============================================================================
SHARE TRANSACTIONS:
CLASS I SHARES*
Issued. . . . . . . . . . .    4,568,404,119           9,878,027,627          656,324,316     456,253,028
Reinvested. . . . . . . . .       14,431,650              35,997,623              251,131         394,299
Redeemed. . . . . . . . . .   (5,445,670,886)        (10,346,590,868)        (618,880,873)   (384,016,847)
                             -----------------------------------------------------------------------------
                                (862,835,117)           (432,565,618)          37,694,574      72,630,480
                             -----------------------------------------------------------------------------
CLASS IV SHARES
Issued. . . . . . . . . . .       33,828,214   (a)                 -                    -               -
Issued in connection
with merger . . . . . . . .      131,179,504                       -                    -               -
Reinvested. . . . . . . . .          574,852   (a)                 -                    -               -
Redeemed. . . . . . . . . .      (62,065,333)  (a)                 -                    -               -
                             -----------------------------------------------------------------------------
                                 103,517,237                       -                    -               -
                             -----------------------------------------------------------------------------
CLASS V SHARES
Issued. . . . . . . . . . .      367,084,493             340,292,608   (b)              -               -
Reinvested. . . . . . . . .        2,742,364                 199,194   (b)              -               -
Redeemed. . . . . . . . . .     (329,467,207)            (15,542,238)  (b)              -               -
                             -----------------------------------------------------------------------------
                                  40,359,650             324,949,564                    -               -
                             -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
*    Money  Market  Fund  II  shares  have  no  class  designation.
(a) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(b) For the period from October 21, 2002 (commencement of operations) through December 31, 2002.

182
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                         BALANCED                         MID CAP GROWTH                  STRATEGIC VALUE
                            -----------------------------------------------------------------------------------------------------
                              YEAR ENDED           YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                             DECEMBER 31,         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                 2003                 2002           2003 (A)           2002            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
Proceeds from shares
issued . . . . . . . . . .  $  26,745,158        $  33,511,764   $ 99,294,680 (b)  $           -   $   2,234,020   $   2,809,971
Proceeds from shares
issued in connection
with merger. . . . . . . .              -                    -       105,382,691               -               -               -
Dividends reinvested . . .      2,843,946            3,279,436                 -               -           5,145           5,455
Cost of shares redeemed. .    (19,693,879)         (16,001,673)   (98,190,143)(b)              -      (5,051,627)     (6,500,641)
                            -----------------------------------------------------------------------------------------------------
                                9,895,225           20,789,527       106,487,228               -      (2,812,462)     (3,685,215)
                            -----------------------------------------------------------------------------------------------------
CLASS II SHARES
Proceeds from shares
issued . . . . . . . . . .              -                    -      2,363,960 (b)              -               -               -
Cost of shares
redeemed . . . . . . . . .              -                    -        (96,876)(b)              -               -               -
                            -----------------------------------------------------------------------------------------------------
                                        -                    -         2,267,084               -               -               -
                            -----------------------------------------------------------------------------------------------------
CLASS III SHARES
Proceeds from shares
issued . . . . . . . . . .              -                    -      1,080,621 (b)              -               -               -
Proceeds from shares
issued in connection
with merger. . . . . . . .              -                    -           145,511               -               -               -
Cost of shares
redeemed . . . . . . . . .              -                    -       (669,620)(b)              -               -               -
                            -----------------------------------------------------------------------------------------------------
                                        -                    -           556,512               -               -               -
                            -----------------------------------------------------------------------------------------------------
CLASS IV SHARES
Proceeds from shares
issued . . . . . . . . . .      3,361,331   (b)              -         7,036,200      11,467,739               -               -
Proceeds from shares
issued in connection
with merger. . . . . . . .     59,267,431                    -                 -               -               -               -
Dividends reinvested . . .        697,321   (b)              -                 -         452,788               -               -
Cost of shares
redeemed . . . . . . . . .    (19,453,763)  (b)              -       (14,467,345)    (16,737,019)              -               -
                            -----------------------------------------------------------------------------------------------------
                               43,872,320                    -        (7,431,145)     (4,816,492)              -               -
                            -----------------------------------------------------------------------------------------------------
Change in net assets
from  capital transactions  $  53,767,545        $  20,789,527   $   101,879,679   $  (4,816,492)  $  (2,812,462)  $  (3,685,215)
                           ======================================================================================================
SHARE TRANSACTIONS:
CLASS I SHARES
Issued . . . . . . . . . .      3,126,362            3,861,150      5,133,149 (b)              -         276,724         329,020
Issued in connection
with merger. . . . . . . .              -                    -         6,376,823               -               -               -
Reinvested . . . . . . . .        325,643              392,585                 -               -             727             762
Redeemed . . . . . . . . .     (2,319,045)          (1,927,041)    (5,085,332)(b)              -        (616,067)       (802,833)
                            -----------------------------------------------------------------------------------------------------
                                1,132,960            2,326,694         6,424,640               -        (338,616)       (473,051)
                            -----------------------------------------------------------------------------------------------------
CLASS II SHARES
Issued . . . . . . . . . .              -                    -        116,297 (b)              -               -               -
Redeemed . . . . . . . . .              -                    -         (4,847)(b)              -               -               -
                            -----------------------------------------------------------------------------------------------------
                                        -                    -           111,450               -               -               -
                            -----------------------------------------------------------------------------------------------------
CLASS III SHARES
Issued . . . . . . . . . .              -                    -         54,657 (b)              -               -               -
Issued in connection
with merger. . . . . . . .              -                    -             8,805               -               -               -
Redeemed . . . . . . . . .              -                    -        (34,214)(b)              -               -               -
                            -----------------------------------------------------------------------------------------------------
                                        -                    -            29,248               -               -               -
                            -----------------------------------------------------------------------------------------------------
CLASS IV SHARES
Issued . . . . . . . . . .        385,394   (b)              -           388,891         647,097               -               -
Issued in connection
with merger. . . . . . . .      7,199,989                    -                 -               -               -               -
Reinvested . . . . . . . .         77,627   (b)              -                 -          23,066               -               -
Redeemed . . . . . . . . .     (2,248,835)  (b)              -          (792,162)     (1,008,324)              -               -
                            -----------------------------------------------------------------------------------------------------
                                5,414,175                    -          (403,271)       (338,161)              -               -
                            -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) Effective April 28, 2003, upon reorganization of Market Street Mid Cap Growth Fund, the existing shares of the Fund were designated Class IV Shares of the Gartmore Mid Cap Growth Fund.
(b) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

183
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                          (CONTINUED) DECEMBER 31, 2003

                                           VALUE                          HIGH  INCOME                EQUITY  500  INDEX
                            ---------------------------------------------------------------------------------------------------
                              YEAR ENDED           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                             DECEMBER 31,         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                 2003                 2002            2003            2002          2003 (A)          2002
                            ---------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
Proceeds from shares
issued . . . . . . . . . .  $  21,468,200        $  30,593,748   $ 223,527,805   $ 132,393,865   $           -   $           -
Dividends reinvested . . .        647,770              607,206      16,621,668      12,077,888               -               -
Cost of shares redeemed. .    (11,770,058)         (31,208,642)   (160,043,158)    (88,108,577)              -               -
                            ---------------------------------------------------------------------------------------------------
                               10,345,912               (7,688)     80,106,315      56,363,176               -               -
                            ---------------------------------------------------------------------------------------------------
CLASS II SHARES
Proceeds from shares
issued . . . . . . . . . .      5,625,486   (b)              -               -               -               -               -
Dividends reinvested . . .         23,508   (b)              -               -               -               -               -
Cost of shares redeemed. .        (54,177)  (b)              -               -               -               -               -
                            ---------------------------------------------------------------------------------------------------
                                5,594,817                    -               -               -               -               -
                            ---------------------------------------------------------------------------------------------------
CLASS IV SHARES
Proceeds from shares
issued . . . . . . . . . .      5,287,230   (c)              -               -               -      15,144,191      65,025,442
Proceeds from shares
issued
in connection with merger.     38,687,395                    -               -               -               -               -
Dividends reinvested . . .        446,549   (c)              -               -               -       4,701,733       3,532,315
Cost of shares redeemed. .     (6,944,202)  (c)              -               -               -     (33,043,388)    (81,677,549)
                            ---------------------------------------------------------------------------------------------------
                               37,476,972                    -               -               -     (13,197,464)    (13,119,792)
                            ---------------------------------------------------------------------------------------------------
Change in net assets
from  capital transactions  $  53,417,701        $      (7,688)  $  80,106,315   $  56,363,176   $ (13,197,464)  $ (13,119,792)
                            ===================================================================================================
SHARE TRANSACTIONS:
CLASS I SHARES
Issued . . . . . . . . . .      2,567,130            3,911,863      29,353,063      18,159,360               -               -
Reinvested . . . . . . . .         73,588               71,697       2,156,292       1,681,418               -               -
Redeemed . . . . . . . . .     (1,497,167)          (3,926,471)    (21,076,437)    (12,128,179)              -               -
                            ---------------------------------------------------------------------------------------------------
                                1,143,551               57,089      10,432,918       7,712,599               -               -
                            ---------------------------------------------------------------------------------------------------
CLASS II SHARES
Issued . . . . . . . . . .        616,930   (b)              -               -               -               -               -
Reinvested . . . . . . . .          2,428   (b)              -               -               -               -               -
Redeemed . . . . . . . . .         (5,588)  (b)              -               -               -               -               -
                            ---------------------------------------------------------------------------------------------------
                                  613,770                    -               -               -               -               -
                            ---------------------------------------------------------------------------------------------------
CLASS IV SHARES
Issued . . . . . . . . . .        573,503   (c)              -               -               -       2,292,786       8,987,017
Issued in connection
with merger. . . . . . . .      4,988,136                    -               -               -               -               -
Reinvested . . . . . . . .         48,629   (c)              -               -               -         738,105         436,627
Redeemed . . . . . . . . .       (773,812)  (c)              -               -               -      (5,044,493)    (11,604,996)
                            ---------------------------------------------------------------------------------------------------
                                4,836,456                    -               -               -      (2,013,602)     (2,181,352)
                            ---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) Effective April 28, 2003, upon reorganization of Market Street Equity 500 Index Fund, the existing shares of the Fund were designated Class IV shares of the GVIT Equity 500 Index Fund.
(b) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

184
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                      MULTI SECTOR BOND                  SMALL CAP VALUE
                               ------------------------------------------------------------------
                                  YEAR ENDED      YEAR ENDED       YEAR ENDED        YEAR ENDED
                                 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                     2003            2002             2003              2002
                               ------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
Proceeds from shares issued. .  $  86,794,686   $ 123,291,779   $    283,367,039   $ 344,989,197
Dividends reinvested . . . . .     12,019,620      10,400,484              2,618      15,429,655
Cost of shares redeemed. . . .    (95,208,137)   (104,157,671)      (282,856,984)   (366,908,980)
                               ------------------------------------------------------------------
                                    3,606,169      29,534,592            512,673      (6,490,128)
                               ------------------------------------------------------------------
CLASS II SHARES
Proceeds from shares issued. .              -               -         14,921,396    1,686,153 (a)
Dividends reinvested . . . . .              -               -                  -        5,349 (a)
Cost of shares redeemed. . . .              -               -         (1,133,929)   (167,141) (a)
                               ------------------------------------------------------------------
                                            -               -         13,787,467       1,524,361
                               ------------------------------------------------------------------
CLASS III SHARES
Proceeds from shares issued. .              -               -          2,433,404       75,624 (b)
Dividends reinvested . . . . .              -               -                  4           95 (b)
Cost of shares redeemed. . . .              -               -           (204,402)    (11,842) (b)
                               ------------------------------------------------------------------
                                            -               -          2,229,006          63,877
                               ------------------------------------------------------------------
CLASS IV SHARES
Proceeds from shares issued. .              -               -       6,552,015 (c)              -
Proceeds from shares issued in
connection with merger . . . .              -               -         38,499,981               -
Cost of shares redeemed. . . .              -               -    (12,026,613) (c)              -
                               ------------------------------------------------------------------
                                            -               -         33,025,383               -
                               ------------------------------------------------------------------
Change in net assets from
capital transactions . . . . .  $   3,606,169   $  29,534,592   $     49,554,529   $  (4,901,890)
                               ==================================================================
SHARE TRANSACTIONS:
CLASS I SHARES
Issued . . . . . . . . . . . .      9,091,339      13,414,020         31,436,669      37,449,189
Reinvested . . . . . . . . . .      1,246,618       1,142,155                374       1,740,829
Redeemed . . . . . . . . . . .     (9,922,086)    (11,400,171)       (32,925,200)    (43,216,498)
                               ------------------------------------------------------------------
                                      415,871       3,156,004         (1,488,157)     (4,026,480)
                               ------------------------------------------------------------------
CLASS II SHARES
Issued . . . . . . . . . . . .              -               -          1,522,549      221,957 (a)
Reinvested . . . . . . . . . .              -               -                  -          603 (a)
Redeemed . . . . . . . . . . .              -               -           (121,848)    (22,860) (a)
                               ------------------------------------------------------------------
                                            -               -          1,400,701         199,700
                               ------------------------------------------------------------------
CLASS III SHARES
Issued . . . . . . . . . . . .              -               -            233,946        9,912 (b)
Reinvested . . . . . . . . . .              -               -                  1           11 (b)
Redeemed . . . . . . . . . . .              -               -            (20,533)     (1,412) (b)
                               ------------------------------------------------------------------
                                            -               -            213,414           8,511
                               ------------------------------------------------------------------
CLASS IV SHARES
Issued . . . . . . . . . . . .              -               -         696,382 (c)              -
Issued in connection
with merger. . . . . . . . . .              -               -          5,139,972               -
Redeemed . . . . . . . . . . .              -               -     (1,180,243) (c)              -
                               ------------------------------------------------------------------
                                            -               -          4,656,111               -
                               ------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 3, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

185
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                   SMALL CAP GROWTH                WORLDWIDE LEADERS
                             --------------------------------------------------------------
                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                  2003            2002            2003            2002
                             --------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
Proceeds from shares issued  $ 202,240,744   $ 148,054,453   $  66,131,740   $ 211,434,949
Dividends reinvested. . . .              -               -               -         719,948
Cost of shares redeemed . .   (181,618,660)   (142,270,002)    (73,217,523)   (247,161,392)
                             --------------------------------------------------------------
                                20,622,084       5,784,451      (7,085,783)    (35,006,495)
                             --------------------------------------------------------------
CLASS II SHARES
Proceeds from shares issued     17,070,698    2,258,083 (a)              -               -
Cost of shares redeemed . .    (11,206,152)   (450,131) (a)              -               -
                             --------------------------------------------------------------
                                 5,864,546       1,807,952               -               -
                             --------------------------------------------------------------
CLASS III SHARES
Proceeds from shares issued      1,542,102       88,971 (b)   5,618,261 (c)              -
Cost of shares redeemed . .       (674,184)    (66,742) (b)   (697,105) (c)              -
                             --------------------------------------------------------------
                                   867,918          22,229       4,921,156               -
                             --------------------------------------------------------------
Change in net assets from
capital transactions. . . .  $  27,354,548   $   7,614,632   $  (2,164,627)  $ (35,006,495)
                             ==============================================================
SHARE TRANSACTIONS:
CLASS I SHARES
Issued. . . . . . . . . . .     17,817,897      12,985,558       9,934,250      26,693,136
Reinvested. . . . . . . . .              -               -               -          80,083
Redeemed. . . . . . . . . .    (16,100,872)    (12,545,395)    (10,835,058)    (30,506,179)
                             --------------------------------------------------------------
                                 1,717,025         440,163        (900,808)     (3,732,960)
                             --------------------------------------------------------------
CLASS II SHARES
Issued. . . . . . . . . . .      1,541,549      215,755 (a)              -               -
Redeemed. . . . . . . . . .     (1,028,164)    (44,319) (a)              -               -
                             --------------------------------------------------------------
                                   513,385         171,436               -               -
                             --------------------------------------------------------------
CLASS III SHARES
Issued. . . . . . . . . . .        136,858        8,895 (b)     707,953 (c)              -
Redeemed. . . . . . . . . .        (62,879)     (7,077) (b)    (80,065) (c)              -
                             --------------------------------------------------------------
                                    73,979           1,818         627,888               -
                             --------------------------------------------------------------

--------------------------------------------------------------------------------
(a) For the period from March 7, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from July 5, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 2, 2003 (commencement of operations) through December 31, 2003.

186
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                     MID  CAP  INDEX                 GROWTH  FOCUS
                             ----------------------------------------------------------------
                               YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                  2003            2002            2003             2002
                             ----------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
Proceeds from shares issued  $ 181,859,457   $ 237,253,602   $   2,920,409   $    18,111,076
Dividends reinvested. . . .      1,602,091       3,627,118               -                 -
Cost of shares redeemed . .   (134,974,983)   (151,261,627)     (3,840,906)      (21,949,674)
                             ----------------------------------------------------------------
                                48,486,565      89,619,093        (920,497)       (3,838,598)
                             ----------------------------------------------------------------
CLASS II SHARES
Proceeds from shares issued      6,570,982    1,875,383 (a)              -                 -
Dividends reinvested. . . .         12,554        8,082 (a)              -                 -
Cost of shares redeemed . .       (935,666)   (617,601) (a)              -                 -
                             ----------------------------------------------------------------
                                 5,647,870       1,265,864               -                 -
                             ----------------------------------------------------------------
CLASS III SHARES
Proceeds from shares issued              -               -       7,946,054      4,602,518 (b)
Cost of shares redeemed . .              -               -      (4,211,761)   (1,835,421) (b)
                             ----------------------------------------------------------------
                                         -               -       3,734,293         2,767,097
                             ----------------------------------------------------------------
Change in net assets from
capital transactions. . . .  $  54,134,435   $  90,884,957   $   2,813,796   $    (1,071,501)
                             ================================================================
SHARE TRANSACTIONS:
CLASS I SHARES
Issued. . . . . . . . . . .     14,477,774      18,397,887       1,121,594         5,506,967
Reinvested. . . . . . . . .        124,389         312,071               -                 -
Redeemed. . . . . . . . . .    (11,269,236)    (12,319,387)     (1,469,186)       (7,218,865)
                             ----------------------------------------------------------------
                                 3,332,927       6,390,571        (347,592)       (1,711,898)
                             ----------------------------------------------------------------
CLASS II SHARES
Issued. . . . . . . . . . .        510,468      166,313 (a)              -                 -
Reinvested. . . . . . . . .            928          734 (a)              -                 -
Redeemed. . . . . . . . . .        (76,759)    (55,128) (a)              -                 -
                             ----------------------------------------------------------------
                                   434,637         111,919               -                 -
                             ----------------------------------------------------------------
CLASS III SHARES
Issued. . . . . . . . . . .              -               -       3,013,987      1,989,106 (b)
Redeemed. . . . . . . . . .              -               -      (1,740,598)     (807,183) (b)
                             ----------------------------------------------------------------
                                         -               -       1,273,389         1,181,923
                             ----------------------------------------------------------------

--------------------------------------------------------------------------------
(a) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

187
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                   GLOBAL TECHNOLOGY
                                   AND COMMUNICATIONS              GLOBAL HEALTH SCIENCES                NATIONWIDE LEADERS
                             -----------------------------------------------------------------------------------------------------
                               YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED           YEAR ENDED      YEAR ENDED
                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,         DECEMBER 31,    DECEMBER 31,
                                  2003             2002             2003            2002                 2003            2002
                             -----------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares issued  $  12,803,928   $    26,060,996   $   6,829,948   $     945,373   (a)  $   1,412,216   $  457,610 (b)
Dividends reinvested. . . .              -            80,814         485,439               -                  667        1,492 (b)
Cost of shares redeemed . .     (9,808,131)      (26,710,740)     (3,351,412)       (555,108)  (a)     (1,240,038)   (184,367) (b)
                             -----------------------------------------------------------------------------------------------------
                                 2,995,797          (568,930)      3,963,975         390,265              172,845         274,735
                             -----------------------------------------------------------------------------------------------------
CLASS II SHARES
Proceeds from shares issued   2,684,836 (c)                -    2,230,568 (c)              -                    -               -
Dividends reinvested. . . .              -                 -      230,524 (c)              -                    -               -
Cost of shares redeemed . .   (624,612) (c)                -     (124,602)(c)              -                    -               -
                             -----------------------------------------------------------------------------------------------------
                                 2,060,224                 -       2,336,490               -                    -               -
                             -----------------------------------------------------------------------------------------------------
CLASS III SHARES
Proceeds from shares issued     31,233,358      8,258,729 (d)     26,421,259      13,278,701            3,147,132      17,840,102
Dividends reinvested. . . .              -          8,546 (d)      2,950,166               -               17,036          54,439
Cost of shares redeemed . .     (9,058,451)   (1,614,585) (d)    (17,146,737)     (2,991,820)          (4,537,143)     (8,962,652)
                             -----------------------------------------------------------------------------------------------------
                                22,174,907         6,652,690      12,224,688      10,286,881           (1,372,975)      8,931,889
                             -----------------------------------------------------------------------------------------------------
Change net assets from
capital transactions. . . .  $  27,230,928   $     6,083,760   $  18,525,153   $  10,677,146        $  (1,200,130)  $   9,206,624
                             =====================================================================================================
SHARE TRANSACTIONS
CLASS I SHARES
Issued. . . . . . . . . . .      4,120,360         6,869,198         683,944         111,085   (a)        132,333       44,861 (b)
Reinvested. . . . . . . . .              -            28,759          49,034               -                   70          160 (b)
Redeemed. . . . . . . . . .     (3,074,060)       (7,345,704)       (333,091)        (65,970)  (a)       (113,647)    (18,895) (b)
                             -----------------------------------------------------------------------------------------------------
                                 1,046,300          (447,747)        399,887          45,115               18,756          26,126
                             -----------------------------------------------------------------------------------------------------
CLASS II SHARES
Issued. . . . . . . . . . .     746,394 (c)                -      213,068 (c)              -                    -               -
Reinvested. . . . . . . . .              -                 -       23,309 (c)              -                    -               -
Redeemed. . . . . . . . . .   (173,668) (c)                -      (12,057)(c)              -                    -               -
                             -----------------------------------------------------------------------------------------------------
                                   572,726                 -         224,320               -                    -               -
                             -----------------------------------------------------------------------------------------------------
CLASS III SHARES
Issued. . . . . . . . . . .      9,471,667      3,041,352 (d)      2,699,488       1,515,772              315,807       1,711,166
Reinvested. . . . . . . . .              -          3,030 (d)        297,396               -                1,814           5,670
Redeemed. . . . . . . . . .     (2,955,644)     (633,138) (d)     (1,709,366)       (345,882)            (469,788)       (920,452)
                             -----------------------------------------------------------------------------------------------------
                                 6,516,023         2,411,244       1,287,518       1,169,890             (152,167)        796,384
                             -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) For the period from May 6, 2002 (commencment of operations) through December 31, 2002.
(b) For the period from May 9, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(d) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

188
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                               EMERGING  MARKETS                INTERNATIONAL  GROWTH              INTERNATIONAL  VALUE
                         -------------------------------------------------------------------------------------------------------
                           YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED           YEAR ENDED
                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,         DECEMBER 31,
                              2003             2002             2003             2002             2003                 2002
                         -------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
Proceeds from shares
issued. . . . . . . . .  $  14,169,070   $   105,767,841   $  32,428,946   $    73,142,371   $   3,257,092   (c)  $           -
Dividends reinvested. .         78,053            25,390               -                 -               -                    -
Cost of shares redeemed    (13,552,644)     (108,377,597)    (37,571,919)      (74,030,380)     (2,793,681)  (c)              -
                         -------------------------------------------------------------------------------------------------------
                               694,479        (2,584,366)     (5,142,973)         (888,009)        463,411                    -
                         -------------------------------------------------------------------------------------------------------
CLASS II SHARES
Proceeds from shares
issued. . . . . . . . .     88,992,985      9,314,394 (a)              -                 -      11,109,788   (c)              -
Dividends reinvested. .          6,845            443 (a)              -                 -               -                    -
Cost of shares redeemed    (85,005,385)   (8,728,757) (a)              -                 -      (9,822,204)  (c)              -
                         -------------------------------------------------------------------------------------------------------
                             3,994,445           586,080               -                 -       1,287,584                    -
                         -------------------------------------------------------------------------------------------------------
CLASS III SHARES
Proceeds from shares
issued. . . . . . . . .     33,299,281     16,676,333 (b)      4,524,858      3,933,004 (b)     72,969,275   (c)              -
Dividends reinvested. .        131,737         21,804 (b)              -                 -               -                    -
Cost of shares redeemed    (10,258,877)   (3,523,788) (b)     (1,361,492)   (1,476,937) (b)    (65,134,971)  (c)              -
                         -------------------------------------------------------------------------------------------------------
                            23,172,141        13,174,349       3,163,366         2,456,067       7,834,304                    -
                         -------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Proceeds from shares
issued. . . . . . . . .              -                 -               -                 -       7,143,440   (d)      7,663,969
Dividends reinvested. .              -                 -               -                 -       1,575,261   (d)        746,525
Cost of shares redeemed              -                 -               -                 -     (10,131,732)  (d)     (9,516,869)
                         -------------------------------------------------------------------------------------------------------
                                     -                 -               -                 -      (1,413,031)          (1,106,375)
                         -------------------------------------------------------------------------------------------------------
Change net assets from
capital transactions. .  $  27,861,065   $    11,176,063   $  (1,979,607)  $     1,568,058   $   8,172,268        $  (1,106,375)
                         =======================================================================================================
SHARE TRANSACTIONS:
CLASS I SHARES
Issued. . . . . . . . .      1,866,041        14,320,057       7,019,913        13,150,889         292,441   (c)              -
Reinvested. . . . . . .         10,132             3,995               -                 -               -                    -
Redeemed. . . . . . . .     (1,820,661)      (14,910,559)     (7,909,063)      (13,217,573)       (251,537)  (c)              -
                         -------------------------------------------------------------------------------------------------------
                                55,512          (586,507)       (889,150)          (66,684)         40,904                    -
                         -------------------------------------------------------------------------------------------------------
CLASS II SHARES
Issued. . . . . . . . .     12,010,767      1,477,981 (a)              -                 -         960,051   (c)              -
Reinvested. . . . . . .            916             72 (a)              -                 -               -                    -
Redeemed. . . . . . . .    (11,439,853)   (1,402,176) (a)              -                 -        (845,692)  (c)              -
                         -------------------------------------------------------------------------------------------------------
                               571,830            75,877               -                 -         114,359                    -
                         -------------------------------------------------------------------------------------------------------
CLASS III SHARES
Issued. . . . . . . . .      4,119,991      2,467,481 (b)        868,245        782,247 (b)      6,872,822   (c)              -
Reinvested. . . . . . .         16,797          3,532 (b)              -                 -               -                    -
Redeemed. . . . . . . .     (1,279,424)     (560,567) (b)       (253,412)     (304,278) (b)     (6,144,674)  (c)              -
                         -------------------------------------------------------------------------------------------------------
                             2,857,364         1,910,446         614,833           477,969         728,148                    -
                         -------------------------------------------------------------------------------------------------------
CLASS IV
Issued. . . . . . . . .              -                 -               -                 -         646,609   (d)        695,917
Reinvested. . . . . . .              -                 -               -                           170,115   (d)         66,714
Redeemed. . . . . . . .              -                 -               -                 -      (1,006,465)  (d)       (874,651)
                         -------------------------------------------------------------------------------------------------------
                                     -                 -               -                 -        (189,741)            (112,020)
                         -------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(d) Effective April 28, 2003, upon reorganization of Market Street International Fund, the existing shares of the Fund were designated Class IV shares of the International Value Fund.

189
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                       AGGRESSIVE                MODERATELY  AGGRESSIVE                MODERATE
                             ----------------------------------------------------------------------------------------------
                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                  2003            2002            2003            2002            2003            2002
                             ----------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from shares issued  $  83,857,615   $  27,562,364   $ 190,374,741   $  81,066,256   $ 347,615,889   $ 173,868,245
Dividends reinvested. . . .      1,759,329         100,673       2,479,364         593,479       6,838,850       1,517,574
Cost of shares redeemed . .    (23,831,279)     (7,338,022)    (13,892,783)     (6,000,805)    (15,316,412)     (5,430,938)
                             ----------------------------------------------------------------------------------------------
Change in net assets from
capital transactions. . . .  $  61,785,665   $  20,325,015   $ 178,961,322   $  75,658,930   $ 339,138,327   $ 169,954,881
                             ==============================================================================================
SHARE TRANSACTIONS:
Issued. . . . . . . . . . .      8,947,150       3,180,794      20,195,284       9,046,457      36,222,806      18,899,823
Reinvested. . . . . . . . .        173,839          12,242         255,487          69,659         690,206         170,233
Redeemed. . . . . . . . . .     (2,508,884)       (850,960)     (1,505,077)       (688,964)     (1,655,473)       (604,134)
                             ----------------------------------------------------------------------------------------------
                                 6,612,105       2,342,076      18,945,694       8,427,152      35,257,539      18,465,922
                             ----------------------------------------------------------------------------------------------

190
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                MODERATELY CONSERVATIVE               CONSERVATIVE
                             --------------------------------------------------------------
                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                  2003            2002            2003            2002
                             --------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from shares issued  $ 156,313,584   $ 106,000,132   $ 131,243,376   $  96,504,058
Dividends reinvested. . . .      4,477,817       1,123,908       4,451,138       1,198,251
Cost of shares redeemed . .    (18,618,982)    (10,538,496)    (42,972,713)     (7,806,859)
                             --------------------------------------------------------------
Change in net assets from
capital transactions. . . .  $ 142,172,419   $  96,585,544   $  92,721,801   $  89,895,450
                             ==============================================================
SHARE TRANSACTIONS:
Issued. . . . . . . . . . .     15,964,121      11,086,660      13,121,722       9,807,007
Reinvested. . . . . . . . .        445,022         119,765         438,700         122,377
Redeemed. . . . . . . . . .     (1,889,016)     (1,107,938)     (4,276,783)       (790,045)
                             --------------------------------------------------------------
                                14,520,127      10,098,487       9,283,639       9,139,339
                             --------------------------------------------------------------

191
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                    US  GROWTH  LEADERS                GLOBAL  UTILITIES
                             -------------------------------------------------------------------
                               YEAR ENDED           YEAR ENDED      YEAR ENDED      YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                  2003                 2002            2003            2002
                             -------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
Proceeds from shares issued  $  15,331,231        $  798,966 (a)  $   2,012,238   $  364,501 (b)
Dividends reinvested. . . .        416,890                    -           3,939          453 (b)
Cost of shares redeemed . .    (10,654,656)        (273,904) (a)     (1,202,747)   (202,131) (b)
                             -------------------------------------------------------------------
                                 5,093,465              525,062         813,430         162,823
                             -------------------------------------------------------------------
CLASS II SHARES
Proceeds from shares issued      3,997,699   (c)              -    1,226,778 (d)              -
Dividends reinvested. . . .        262,487   (c)              -        2,379 (d)              -
Cost of shares redeemed . .       (216,508)  (c)              -    (262,724) (d)              -
                             -------------------------------------------------------------------
                                 4,043,678                    -         966,433               -
                             -------------------------------------------------------------------
CLASS III SHARES
Proceeds from shares issued     53,474,003            7,782,435       4,368,443       2,035,766
Dividends reinvested. . . .      3,599,508                    -          31,006          35,249
Cost of shares redeemed . .    (15,780,751)          (2,716,816)     (2,035,130)       (657,763)
                             -------------------------------------------------------------------
                                41,292,760            5,065,619       2,364,319       1,413,252
                             -------------------------------------------------------------------
Change in net assets from
capital transactions. . . .  $  50,429,903        $   5,590,681   $   4,144,182   $   1,576,075
                             ===================================================================
SHARE TRANSACTIONS:
CLASS I SHARES
Issued. . . . . . . . . . .      1,532,591           100,188 (a)        247,853       47,045 (b)
Reinvested. . . . . . . . .         38,744                    -             451           64 (b)
Redeemed. . . . . . . . . .     (1,057,289)         (37,253) (a)       (150,583)    (24,381) (b)
                             -------------------------------------------------------------------
                                   514,046               62,935          97,721          22,728
                             -------------------------------------------------------------------
CLASS II SHARES
Issued. . . . . . . . . . .        377,442   (c)              -      150,495 (d)              -
Reinvested. . . . . . . . .         24,349   (c)              -          272 (d)              -
Redeemed. . . . . . . . . .        (20,708)  (c)              -     (31,876) (d)              -
                             -------------------------------------------------------------------
                                   381,083                    -         118,891               -
                             -------------------------------------------------------------------
CLASS III SHARES
Issued. . . . . . . . . . .      5,664,204              899,119         543,283         257,340
Reinvested. . . . . . . . .        332,980                    -           3,591           4,648
Redeemed. . . . . . . . . .     (1,762,695)            (341,906)       (259,063)        (81,386)
                             -------------------------------------------------------------------
                                 4,234,489              557,213         287,811         180,602
                             -------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) For the period from June 3, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from March 21, 2003 (commencement of operations) through December 31, 2003.
(d) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

192
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                 GLOBAL  FINANCIAL  SERVICES           DEVELOPING  MARKETS
                             -------------------------------------------------------------------
                               YEAR ENDED           YEAR ENDED      YEAR ENDED      YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                  2003                 2002          2003 (A)          2002
                             -------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
Proceeds from shares issued  $   4,138,661        $  348,973 (b)  $           -   $           -
Dividends reinvested. . . .        306,338                76 (b)              -               -
Cost of shares redeemed . .     (1,734,955)        (131,390) (b)              -               -
                             -------------------------------------------------------------------
                                 2,710,044              217,659               -               -
                             -------------------------------------------------------------------
CLASS II SHARES
Proceeds from shares issued      1,246,725   (c)              -     293,180,381     270,615,852
Dividends reinvested. . . .         82,209   (c)              -          77,022         127,920
Cost of shares redeemed . .       (434,549)  (c)              -    (254,536,848)   (287,826,678)
                             -------------------------------------------------------------------
                                   894,385                    -      38,720,555     (17,082,906)
                             -------------------------------------------------------------------
CLASS III SHARES
Proceeds from shares issued      6,754,567            8,989,589               -               -
Dividends reinvested. . . .      1,152,063                5,695               -               -
Cost of shares redeemed . .     (3,929,915)          (5,787,900)              -               -
                             -------------------------------------------------------------------
                                 3,976,715            3,207,384               -               -
                             -------------------------------------------------------------------
Change in net assets from
capital transactions. . . .  $   7,581,144        $   3,425,043   $  38,720,555   $ (17,082,906)
                             ===================================================================
SHARE TRANSACTIONS:
CLASS I SHARES
Issued. . . . . . . . . . .        401,664            38,869 (b)              -               -
Reinvested. . . . . . . . .         27,131                10 (b)              -               -
Redeemed. . . . . . . . . .       (179,129)         (14,522) (b)              -               -
                             -------------------------------------------------------------------
                                   249,666               24,357               -               -
                             -------------------------------------------------------------------
CLASS II SHARES
Issued. . . . . . . . . . .        115,619   (c)              -      38,494,905      36,932,987
Reinvested. . . . . . . . .          7,293   (c)              -           8,823          19,470
Redeemed. . . . . . . . . .        (42,590)  (c)              -     (34,139,262)    (39,361,948)
                             -------------------------------------------------------------------
                                    80,322                    -       4,364,466      (2,409,491)
                             -------------------------------------------------------------------
CLASS III SHARES
Issued. . . . . . . . . . .        660,966              985,135               -               -
Reinvested. . . . . . . . .        102,138                  724               -               -
Redeemed. . . . . . . . . .       (412,275)            (615,389)              -               -
                             -------------------------------------------------------------------
                                   350,829              370,470               -               -
                             -------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
(b) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

193
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2003

5.  TRANSACTIONS  WITH  AFFILIATES

Under  the  terms  of  an  Investment  Advisory Agreement, Gartmore Global Asset
Management Trust ("GGAMT") manages the investment of the assets and supervises the daily business affairs of the Emerging Markets, International Growth, Global Utilities, Global Financial Services, and Developing Markets Funds. Pursuant to a similar Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust ("GMF") provides these services to the remaining Funds of the Trust. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a majority-owned indirect subsidiary of GGAMT. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. GMF and GGAMT also provide investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, if any, for each of the Funds that GMF or GGAMT, as appropriate, advises. The subadvisers listed below manage all or a portion of their respective Fund's investments and have the responsibility for making all investment decisions for that portion of the applicable Fund unless otherwise indicated. Additional information regarding the subadvised Funds is as follows:

FUND                                            SUBADVISER(S)
---------------------------------------------------------------------------------
Small Company * . . . . .  - The Dreyfus Corporation
                           - Neuberger Berman, LLC
                           - Gartmore Global Partners **
                           - Strong Capital Management, Inc.
                           - Waddell & Reed Investment Management Company
---------------------------------------------------------------------------------
Balanced. . . . . . . . .  - JPMorgan Investment Management, Inc.
---------------------------------------------------------------------------------
Strategic Value . . . . .  - Strong Capital Management, Inc.
---------------------------------------------------------------------------------
Value . . . . . . . . . .  - Van Kampen Asset Management, Inc. after May 1, 2002
                           - Federated Investment Counseling prior to May 1, 2002
---------------------------------------------------------------------------------
High Income Bond. . . . .  - Federated Investment Counseling
---------------------------------------------------------------------------------
Equity 500 Index. . . . .  - SSgA Funds Management, Inc.
---------------------------------------------------------------------------------
Multi Sector Bond . . . .  - Morgan Stanley Investments Management Inc.
---------------------------------------------------------------------------------
Small Cap Value * . . . .  - The Dreyfus Corporation
                           - JPMorgan Investment Management, Inc.
---------------------------------------------------------------------------------
Small Cap Growth. . . . .  - Waddell & Reed Investment Management Company
                           - Neuberger Berman, LLC
---------------------------------------------------------------------------------
Worldwide Leaders . . . .  - Gartmore Global Partners **
---------------------------------------------------------------------------------
Mid Cap Index . . . . . .  - The Dreyfus Corporation
---------------------------------------------------------------------------------
Growth Focus. . . . . . .  - Turner Investment Partners, Inc.
---------------------------------------------------------------------------------
Emerging Markets. . . . .  - Gartmore Global Partners **
---------------------------------------------------------------------------------
International Growth. . .  - Gartmore Global Partners **
---------------------------------------------------------------------------------
International Value . . .  - The Dreyfus Corporation
---------------------------------------------------------------------------------
Global Utilities. . . . .  - Gartmore Global Partners **
---------------------------------------------------------------------------------
Global Financial Services  - Gartmore Global Partners **
---------------------------------------------------------------------------------
Developing Markets. . . .  - Gartmore Global Partners **
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*    GMF,  as  investment  adviser,  directly  manages a portion of these Funds.
**   Affiliate  of  GMF  and  GGAMT.

194
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

Under the terms of the Investment Advisory Agreements, each Fund pays its respective adviser an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreements, GMF or GGAMT, as appropriate, pays fees to each applicable subadviser. Additional information regarding investment advisory fees for GMF and GGAMT and the subadvisory fees is as follows for the year ended December 31, 2003:

                           FEE           TOTAL     FEES       PAID TO
FUND                     SCHEDULE         FEES   RETAINED   SUB-ADVISER
------------------------------------------------------------------------
Nationwide and. .  Up to $1 billion       0.60%      0.60%           N/A
Growth. . . . . .  Next $1 billion       0.575%     0.575%           N/A
                   Next $3 billion        0.55%      0.55%           N/A
                   $  5 billion or more   0.50%      0.50%           N/A
------------------------------------------------------------------------
Government Bond .  Up to $1 billion       0.50%      0.50%           N/A
                   Next $1 billion       0.475%     0.475%           N/A
                   Next $3 billion        0.45%      0.45%           N/A
                   $  5 billion or more   0.40%      0.40%           N/A
------------------------------------------------------------------------
Small Company . .  All assets             0.93%      0.33%         0.60%
------------------------------------------------------------------------
Money Market. . .  Up to $1 billion       0.40%      0.40%           N/A
                   Next $1 billion        0.38%      0.38%           N/A
                   Next $3 billion        0.36%      0.36%           N/A
                   $  5 billion or more   0.34%      0.34%           N/A
------------------------------------------------------------------------
Money Market II .  Up to $1 billion       0.50%      0.50%           N/A
                   Next $1 billion        0.48%      0.48%           N/A
` . . . . . . . .  Next $3 billion        0.46%      0.46%           N/A
                   $  5 billion or more   0.44%      0.44%           N/A
------------------------------------------------------------------------
Balanced. . . . .  Up to $100 million     0.75%      0.40%         0.35%
                   $100 million or more   0.70%      0.40%         0.30%
------------------------------------------------------------------------
Mid Cap Growth. .  Up to $200 million     0.75%      0.75%           N/A
                   $200 million or more   0.70%      0.70%           N/A
------------------------------------------------------------------------
Strategic Value .  Up to $500 million     0.90%      0.40%         0.50%
                   $500 million or more   0.90%      0.45%         0.45%
------------------------------------------------------------------------
Value . . . . . .  Up to $50 million      0.80%      0.45%         0.35%
                   Next $200 million      0.65%      0.35%         0.30%
                   Next $250 million      0.60%      0.35%         0.25%
                   $500 million or more   0.55%      0.35%         0.20%
------------------------------------------------------------------------
High Income Bond.  Up to $50 million      0.80%      0.40%         0.40%
                   Next $200 million      0.65%      0.40%         0.25%
                   Next $250 million      0.60%      0.40%         0.20%
                   $500 million or more   0.55%      0.40%         0.15%
------------------------------------------------------------------------
Equity 500 Index.  Up to $200 million     0.24%     0.215%        0.025%
                   Next $500 million      0.24%      0.22%         0.02%
                   $700 million or more   0.24%     0.225%        0.015%
------------------------------------------------------------------------
Multi Sector Bond  Up to $200 million     0.75%      0.45%         0.30%
                   $200 million or more   0.70%      0.45%         0.25%
------------------------------------------------------------------------
Small Cap Value .  Up to $200 million     0.90%      0.40%         0.50%
                   $200 million or more   0.85%      0.40%         0.45%
------------------------------------------------------------------------
Small Cap Growth.  All assets             1.10%      0.50%         0.60%
------------------------------------------------------------------------

195
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                   FEE           TOTAL     FEES       PAID TO
FUND                             SCHEDULE         FEES   RETAINED   SUB-ADVISER
--------------------------------------------------------------------------------
Worldwide Leaders . . . .  Up to $50 million      1.00%      0.40%         0.60%
                           $ 50 million or more   0.95%      0.40%         0.55%
--------------------------------------------------------------------------------
Mid Cap Index*. . . . . .  Up to $250 million     0.50%      0.40%         0.10%
                           Next $250 million      0.49%      0.40%         0.09%
                           Next $250 million      0.48%      0.40%         0.08%
                           Next $250 million      0.47%      0.40%         0.07%
                           $  1 billion or more   0.45%      0.40%         0.05%
--------------------------------------------------------------------------------
Growth Focus**. . . . . .  Up to $500 million     0.90%      0.35%         0.55%
                           Next $1.5 billion      0.80%      0.35%         0.45%
                           Over $2 billion        0.75%      0.35%         0.40%
--------------------------------------------------------------------------------
Global Technology and . .  All assets             0.98%      0.98%           N/A
Communications
--------------------------------------------------------------------------------
Global Health Sciences. .  All assets             1.00%      1.00%           N/A
--------------------------------------------------------------------------------
Nationwide Leaders and. .  Up to $500 million     0.90%      0.90%           N/A
US Growth Leaders** . . .  Next $1.5 billion      0.80%      0.80%           N/A
                           $  2 billion or more   0.75%      0.75%           N/A
--------------------------------------------------------------------------------
Emerging Markets and
Developing Markets. . . .  All assets             1.15%     0.575%        0.575%
--------------------------------------------------------------------------------
International Growth and
Global Financial Services  All assets             1.00%      0.50%         0.50%
--------------------------------------------------------------------------------
International Value . . .  Up to $500 million     0.75%     0.375%        0.375%
                           $500 million or more   0.70%      0.40%         0.30%
--------------------------------------------------------------------------------
Aggressive, Moderately. .  All assets             0.13%      0.13%           N/A
Aggressive, Moderate,
Moderately Conservative
and Conservative
--------------------------------------------------------------------------------
Global Utilities. . . . .  All assets             0.80%      0.40%         0.40%
--------------------------------------------------------------------------------

* At the February 2, 2004 special meeting of the Board of Trustees of GVIT, the Board approved a reduction of investment advisory fees to 0.30%.
** The Growth Focus Fund and the US Growth Leaders Fund pay GMF a base management fee (as shown above) which may be adjusted upward or downward depending on each of the Fund's performance relative to the Fund's benchmark, the Russell 1000 Growth Index for the Growth Focus Fund and the S&P 500 Index for the US Growth Leaders Fund. Thus, if either Fund outperforms the Fund's benchmark by 12% or more over a 36 month period, that Fund will pay higher management fees. Conversely, if either Fund underperforms its benchmark by 12% or more over a 36 month period, that Fund will pay lower management fees. No adjustment will take place if the under- or over-performance is less than 12% and GMF will receive the applicable base fee. The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations of each Fund. The base fee is either increased or decreased by the following amounts at each breakpoint:

FEE SCHEDULE         FEE ADJUSTMENT
------------------------------------
Up to $500 million.        +/- 0.22%
Next $1.5 billion .        +/- 0.18%
2 billion or more.         +/- 0.16%

196
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

For Strategic Value Class I Shares, GMF has agreed to waive management fees and, if necessary, to reimburse expenses so that operating expenses will not exceed 1.00%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

Effective July 1, 2002, GMF or GGAMT, where applicable, and the Funds have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees and administrative services fees) from exceeding the amounts listed in the table below until at least April 30, 2005:

FUND                                    EXPENSE CAPS
------------------------------------------------------
Growth Focus. . . . . . .  All Classes          1.35%
Global Technology
and Communications. . . .  All Classes          1.25%
Emerging Markets. . . . .  All Classes          1.40%
International Growth. . .  All Classes          1.25%
Global Health Sciences. .  All Classes          1.25%
Nationwide Leaders. . . .  All Classes          1.10%
US Growth Leaders . . . .  All Classes          1.15%
Global Utilities. . . . .  All Classes          1.05%
Global Financial Services  All Classes          1.25%
Aggressive                                      0.61%1
Moderately Aggressive                           0.61%1
Moderate                                        0.61%1
Moderately Conservative                         0.61%1
Conservative                                    0.61%1

--------------------------------------------------------------------------------
1 The expense caps described above do not exclude Rule 12b-1 and administrative service fees.

Effective April 28, 2003, GMF or GGAMT, where applicable, and the Funds have entered into written contracts (Expense Limitation Agreements") limiting operating expenses from exceeding the amounts listed in the table below until at least October 1, 2004 for Class IV shares and April 30, 2004 for the remaining classes/Funds:

FUND                                 EXPENSE CAPS
---------------------------------------------------
Value. . . . . . .  Class II Shares          1.20%
Value. . . . . . .  Class IV Shares          0.95%
Mid Cap Growth . .  Class IV Shares          0.95%
Money Market . . .  Class IV Shares          0.50%
Money Market . . .  Class V Shares           0.55%
Equity 500 Index .  Class IV Shares          0.28%
Balanced . . . . .  Class IV Shares          0.91%
Developing Markets  Class II Shares          1.35%1

--------------------------------------------------------------------------------
1 The expense cap described above excludes taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative service fees.

Pursuant to the Expense Limitation Agreements applicable for certain Funds described above, GMF or GGAMT may request and receive reimbursement of the advisory fees waived or limited and other expenses reimbursed by GMF or GGAMT, as appropriate, at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement of previous waivers and reimbursements will be made to GMF or GGAMT unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class of Fund making this reimbursement is less than the limit set forth above; and (iii) the payment of this reimbursement is approved by the Trust's Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF or GGAMT is not permitted.

197
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

As of the year ended December 31, 2003, the cumulative potential reimbursements for all classes of the following Funds (unless otherwise indicated) based on reimbursements within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF or GGAMT would be:

                              AMOUNT        AMOUNT        AMOUNT
                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
FUND                           2001          2002          2003
-------------------------------------------------------------------
Money Market Class IV . .  $          -  $          -  $    103,443
Balanced Class IV . . . .             -             -        20,093
Mid Cap Growth Class IV .             -             -        56,667
Value Class II. . . . . .             -             -         1,369
Equity 500 Index Class IV             -             -       486,617
Global Health Sciences. .        95,729           283             -
Nationwide Leaders. . . .         7,433           155             -
Aggressive. . . . . . . .         6,646             -             -
Moderately Aggressive . .         6,646             -             -
Moderate. . . . . . . . .         6,646             -             -
Moderately Conservative .         6,646             -             -
Conservative. . . . . . .         6,646             -             -
US Growth Leaders . . . .         7,223             -             -
Global Utilities. . . . .         8,323           220             -
Global Financial Services         8,320             -             -
Developing Markets. . . .             -             -         5,714

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust ("GSA") provides the Funds with various administrative, accounting, and transfer agency services. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for each of the Funds. The fees for the services provided under this agreement are calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust (other than the Investor Destinations Funds) in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for its services.

COMBINED  FEE  SCHEDULE*
---------------------------------------------
Up to $1 billion . . . . . . . . . . .  0.13%
1 billion and more up to $3 billion .   0.08%
3 billion and more up to $8 billion .   0.05%
8 billion and more up to $10 billion.   0.04%
10 billion and more up to $12 billion   0.02%
12 billion or more. . . . . . . . . .   0.01%

* The assets of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. ("GDSI"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class II shares of the Funds, Money Market II and the Investor Destination Funds. These fees are based on an annual rate not to exceed 0.25% of the average daily net assets of the Class II shares of the Funds, Money Market II and the Investor Destinations Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of each of the applicable Funds, and of the Money Market II and the Investor Destinations Funds.

198
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                          (CONTINUED) DECEMBER 31, 2003

--------------------------------------------------------------------------------

The Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the "contract owner"). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less. The short-term trading fee is paid directly to the applicable Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the year ended December 31, 2003, the following Funds had contributions to capital due to collection of fee:

FUND                                   AMOUNT
----------------------------------------------
Nationwide . . . . . . . . . . . . .  $ 10,946
Government Bond. . . . . . . . . . .    48,212
Small Company. . . . . . . . . . . .       533
Mid Cap Growth . . . . . . . . . . .     4,003
Small Cap Value. . . . . . . . . . .     1,057
Small Cap Growth . . . . . . . . . .     5,525
Worldwide Leaders. . . . . . . . . .     5,993
Growth Focus . . . . . . . . . . . .    25,700
Global Technology and Communications    52,086
Global Health Sciences . . . . . . .    32,913
Nationwide Leaders . . . . . . . . .     9,987
Emerging Markets . . . . . . . . . .    86,832
International Growth . . . . . . . .     4,638
International Value. . . . . . . . .   630,079
US Growth Leaders. . . . . . . . . .    38,593
Global Utilities . . . . . . . . . .    11,311
Global Financial Services. . . . . .     8,491

The International Value Fund has recorded a receivable from an affiliate of the adviser in the amount of $626,496, as of December 31, 2003, relating to short term trading fees due from variable annuity contract holders. The International Value Fund has subsequently received this amount.

As of December 31, 2003, the advisers or affiliates of the advisers, other than Nationwide directly held the percentage indicated of the shares outstanding of the applicable Fund:

                              % OF SHARES
FUND                       OUTSTANDING OWNED
---------------------------------------------
Nationwide Leaders. . . .                 13%
Global Utilities. . . . .                 30%
Global Financial Services                 24%

6.  BANK  LOANS

Prior to April 7, 2003, the Trust had an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bore interest at the Federal Funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statements of Operations. No compensating balances were required under the terms of the line of credit. For the period from April 7, 2003 to December 31, 2003, the Trust did not maintain an unsecured bank line of credit.

7.  FEDERAL  INCOME  TAXES

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve each Fund from all, or substantially all, federal income taxes.

199
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------

The  tax  character  of distributions paid during the fiscal year ended December
31,  2003,  was  as  follows:

                           DISTRIBUTIONS     PAID FROM
                           -----------------------------                                                    TOTAL
                              ORDINARY     NET LONG TERM   TOTAL TAXABLE     TAX EXEMPT      RETURN     DISTRIBUTIONS
FUND                           INCOME      CAPITAL GAINS   DISTRIBUTIONS   DISTRIBUTIONS   OF CAPITAL        PAID
----------------------------------------------------------------------------------------------------------------------
Nationwide. . . . . . . .  $    8,054,489  $            -  $    8,054,489  $            -  $         -  $    8,054,489
Growth. . . . . . . . . .          56,475               -          56,475               -            -          56,475
Government Bond . . . . .      61,034,771       1,801,912      62,836,683               -            -      62,836,683
Small Company . . . . . .               -               -               -               -            -               -
Money Market. . . . . . .      17,668,077               -      17,668,077               -            -      17,668,077
Money Market II . . . . .         251,124               -         251,124               -            -         251,124
Balanced. . . . . . . . .       3,541,266               -       3,541,266               -            -       3,541,266
Mid Cap Growth. . . . . .               -               -               -               -            -               -
Strategic Value . . . . .              23               -              23               -        5,122           5,145
Value . . . . . . . . . .       1,111,344               -       1,111,344               -        6,485       1,117,829
High Income Bond. . . . .      16,621,669               -      16,621,669               -            -      16,621,669
Equity 500 Index. . . . .       4,701,755               -       4,701,755               -            -       4,701,755
Multi Sector Bond . . . .      12,019,597               -      12,019,597               -            -      12,019,597
Small Cap Value . . . . .           2,658               -           2,658               -            -           2,658
Small Cap Growth. . . . .               -               -               -               -            -               -
Worldwide Leaders . . . .               -               -               -               -            -               -
Mid Cap Index . . . . . .       1,612,220           2,433       1,614,653               -            -       1,614,653
Growth Focus. . . . . . .               -               -               -               -            -               -
Global Technology and
Communications. . . . . .               -               -               -               -            -               -
Global Health Sciences. .       3,666,130               -       3,666,130               -            -       3,666,130
Nationwide Leaders. . . .          17,703               -          17,703               -            -          17,703
Emerging Markets. . . . .         216,636               -         216,636               -            -         216,636
International Growth. . .               -               -               -               -            -               -
International Value . . .       1,575,263               -       1,575,263               -            -       1,575,263
Aggressive. . . . . . . .       1,374,497         384,837       1,759,334               -            -       1,759,334
Moderately Aggressive . .       2,479,355               -       2,479,355               -            -       2,479,355
Moderate. . . . . . . . .       6,651,425         187,490       6,838,915               -            -       6,838,915
Moderately Conservative .       4,177,630         300,224       4,477,854               -            -       4,477,854
Conservative. . . . . . .       4,223,895         227,305       4,451,200               -            -       4,451,200
US Growth Leaders . . . .       4,278,890               -       4,278,890               -            -       4,278,890
Global Utilities. . . . .          37,324               -          37,324               -            -          37,324
Global Financial Services       1,540,611               -       1,540,611               -            -       1,540,611
Developing Markets. . . .          77,018               -          77,018               -            -          77,018

200
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------

The  tax  character  of distributions paid during the fiscal year ended December
31,  2002,  was  as  follows:

                                      DISTRIBUTIONS     PAID FROM
                                      -----------------------------                    RETURN       TOTAL
                                         ORDINARY     NET LONG TERM   TOTAL TAXABLE      OF     DISTRIBUTIONS
FUND                                      INCOME      CAPITAL GAINS   DISTRIBUTIONS   CAPITAL        PAID
--------------------------------------------------------------------------------------------------------------
Total Return . . . . . . . . . . . .  $   12,481,208  $            -  $   12,481,208  $      -  $   12,481,208
Growth . . . . . . . . . . . . . . .               -               -               -         -               -
Government Bond. . . . . . . . . . .      75,099,113      14,716,743      89,815,856         -      89,815,856
Small Company. . . . . . . . . . . .               -               -               -         -               -
Money Market . . . . . . . . . . . .      36,191,501               -      36,191,501         -      36,191,501
Money Market II. . . . . . . . . . .         394,039               -         394,039         -         394,039
Balanced . . . . . . . . . . . . . .       3,279,433               -       3,279,433         -       3,279,433
Mid Cap Growth . . . . . . . . . . .               -               -               -         -               -
Strategic Value. . . . . . . . . . .           5,455               -           5,455         -           5,455
Value. . . . . . . . . . . . . . . .         607,204               -         607,204         -         607,204
High Income Bond . . . . . . . . . .      12,077,873               -      12,077,873         -      12,077,873
Multi Sector Bond. . . . . . . . . .      10,400,483               -      10,400,483         -      10,400,483
Small Cap Value. . . . . . . . . . .      15,435,099               -      15,435,099         -      15,435,099
Small Cap Growth . . . . . . . . . .               -               -               -         -               -
Worldwide Leaders. . . . . . . . . .         542,428               -         542,428   177,521         719,949
Mid Cap Index. . . . . . . . . . . .       1,106,818       2,528,380       3,635,198         -       3,635,198
Growth Focus . . . . . . . . . . . .               -               -               -         -               -
Global Technology and Communications               -               -               -    89,360          89,360
Global Health Sciences . . . . . . .               -               -               -         -               -
Nationwide Leaders . . . . . . . . .          55,931               -          55,931         -          55,931
Emerging Markets . . . . . . . . . .          47,637               -          47,637         -          47,637
International Growth . . . . . . . .               -               -               -         -               -
Aggressive . . . . . . . . . . . . .         100,659              15         100,674         -         100,674
Moderately Aggressive. . . . . . . .         593,438              46         593,484         -         593,484
Moderate . . . . . . . . . . . . . .       1,517,509              76       1,517,585         -       1,517,585
Moderately Conservative. . . . . . .       1,123,807             107       1,123,914         -       1,123,914
Conservative . . . . . . . . . . . .       1,198,158             106       1,198,264         -       1,198,264
US Growth Leaders. . . . . . . . . .               -               -               -         -               -
Global Utilities . . . . . . . . . .          35,702               -          35,702         -          35,702
Global Financial Services. . . . . .           5,771               -           5,771         -           5,771

201
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

As of December 31, 2003, the components of accumulated earnings (deficit) on a tax basis was as follows:

                           UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED
                             TAX EXEMPT       ORDINARY       LONG-TERM     ACCUMULATED   DISTRIBUTIONS
FUND                           INCOME          INCOME      CAPITAL GAINS    EARNINGS        PAYABLE
-------------------------------------------------------------------------------------------------------
Nationwide. . . . . . . .  $            -  $    3,956,737  $            -  $ 3,956,737     $         -
Growth. . . . . . . . . .               -         158,025               -      158,025               -
Government Bond . . . . .               -      31,181,363      18,003,514   49,184,877               -
Small Company . . . . . .               -               -               -            -               -
Money Market. . . . . . .               -       1,006,298               -    1,006,298      (1,006,298)
Money Market II . . . . .               -          15,619               -       15,619         (15,619)
Balanced. . . . . . . . .               -             516               -          516               -
Mid Cap Growth. . . . . .               -               -               -            -               -
Strategic Value . . . . .               -               -               -            -               -
Value . . . . . . . . . .               -               -               -            -               -
High Income Bond. . . . .               -          25,615               -       25,615               -
Equity 500 Index. . . . .               -       2,730,477               -    2,730,477               -
Multi Sector Bond . . . .               -          82,346               -       82,346               -
Small Cap Value . . . . .               -               -               -            -               -
Small Cap Growth. . . . .               -               -               -            -               -
Worldwide Leaders . . . .               -               -               -            -               -
Mid Cap Index . . . . . .               -             531               -          531               -
Growth Focus. . . . . . .               -               -               -            -               -
Global Technology and
Communications. . . . . .               -               -               -            -               -
Global Health Sciences. .               -         195,681               -      195,681               -
Nationwide Leaders. . . .               -               -               -            -               -
Emerging Markets. . . . .               -          26,629         613,895      640,524               -
International Growth. . .               -               -               -            -               -
International Value . . .               -         780,228               -      780,228               -
Aggressive. . . . . . . .               -         553,468         789,510    1,342,978               -
Moderately Aggressive . .               -         656,490       1,572,337    2,228,827               -
Moderate. . . . . . . . .               -           1,355       2,799,098    2,800,453               -
Moderately Conservative .               -             639       1,406,337    1,406,976               -
Conservative. . . . . . .               -             352         923,521      923,873               -
US Growth Leaders . . . .               -       2,322,630               -    2,322,630               -
Global Utilities. . . . .               -           2,137               -        2,137               -
Global Financial Services               -         242,371               -      242,371               -
Developing Markets. . . .               -         232,138               -      232,138               -

                                                                           DISTRIBUTABLE
                                  ACCUMULATED             UNREALIZED        EARNINGS OR
                                  CAPITAL AND            APPRECIATION       ACCUMULATED
FUND                              OTHER LOSSES          (DEPRECIATION)*      (DEFICIT)
-----------------------------------------------------------------------------------------
Nationwide. . . . . . . .  $            (406,995,525)  $    169,912,513   $ (233,126,275)
Growth. . . . . . . . . .               (346,172,463)        18,505,198     (327,509,240)
Government Bond . . . . .                          -         28,723,300       77,908,177
Small Company . . . . . .                (33,834,355)       182,088,536      148,254,181
Money Market. . . . . . .                    (34,425)                 -          (34,425)
Money Market II . . . . .                        (38)                 -              (38)
Balanced. . . . . . . . .                (29,518,457)        17,813,992      (11,703,949)
Mid Cap Growth. . . . . .               (175,694,044)        44,655,833     (131,038,211)
Strategic Value . . . . .                 (3,613,094)         1,849,570       (1,763,524)
Value . . . . . . . . . .                (22,781,652)        15,555,792       (7,225,860)
High Income Bond. . . . .                (21,411,688)        14,618,032       (6,768,041)
Equity 500 Index. . . . .                (28,377,203)       (66,661,025)     (92,307,751)
Multi Sector Bond . . . .                 (3,817,697)        13,272,757        9,537,406
Small Cap Value . . . . .                (52,253,055)        95,662,917       43,409,862
Small Cap Growth. . . . .                (65,538,717)        29,117,848      (36,420,869)
Worldwide Leaders . . . .                (22,590,788)         3,175,281      (19,415,507)
Mid Cap Index . . . . . .                 (3,306,368)        35,428,862       32,123,025
Growth Focus. . . . . . .                (10,922,587)           791,346      (10,131,241)
Global Technology and
Communications. . . . . .                 (9,599,110)         1,068,047       (8,531,063)
Global Health Sciences. .                          -          1,824,240        2,019,921
Nationwide Leaders. . . .                   (541,029)           870,081          329,052
Emerging Markets. . . . .                     (9,806)        12,851,712       13,482,430
International Growth. . .                 (3,149,874)         1,154,455       (1,995,419)
International Value . . .                 (2,721,470)         8,916,178        6,975,936
Aggressive. . . . . . . .                          -         10,545,206       11,888,184
Moderately Aggressive . .                          -         33,316,124       35,544,951
Moderate. . . . . . . . .                          -         54,521,013       57,321,466
Moderately Conservative .                          -         17,862,415       19,269,391
Conservative. . . . . . .                          -          6,581,176        7,505,049
US Growth Leaders . . . .                     (2,032)         3,949,540        6,270,138
Global Utilities. . . . .                   (632,540)         1,159,289          528,886
Global Financial Services                    (10,976)         1,430,462        1,661,857
Developing Markets. . . .                (40,324,483)        34,114,253       (5,978,092)

* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales; the difference between book and tax amortization methods for premium and market discount; and the return of capital adjustments from real estate investment trusts.

202
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                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------

As of December 31, 2003, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

                                                                                      NET UNREALIZED
                                       TAX COST OF     UNREALIZED      UNREALIZED      APPRECIATION
FUND                                    SECURITIES    APPRECIATION    DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Nationwide . . . . . . . . . . . . .  $1,519,843,704  $ 217,787,185  $ (47,874,672)  $   169,912,513
Growth . . . . . . . . . . . . . . .     267,153,746     32,131,414    (13,626,216)       18,505,198
Government Bond. . . . . . . . . . .   1,658,075,967     38,826,648    (10,103,348)       28,723,300
Small Company. . . . . . . . . . . .     856,884,799    202,059,152    (19,970,616)      182,088,536
Balanced . . . . . . . . . . . . . .     248,833,155     25,308,741     (7,494,749)       17,813,992
Mid Cap Growth . . . . . . . . . . .     249,046,895     48,209,216     (3,553,383)       44,655,833
Strategic Value. . . . . . . . . . .      13,506,882      2,716,773       (867,203)        1,849,570
Value. . . . . . . . . . . . . . . .     118,607,516     20,495,265     (4,939,473)       15,555,792
High Income Bond . . . . . . . . . .     310,660,736     20,129,129     (5,511,097)       14,618,032
Equity 500 Index . . . . . . . . . .     361,639,161     40,787,305   (107,448,330)      (66,661,025)
Multi Sector Bond. . . . . . . . . .     283,481,889     14,160,448       (951,853)       13,208,595
Small Cap Value. . . . . . . . . . .     692,515,006    135,513,798    (39,850,881)       95,662,917
Small Cap Growth . . . . . . . . . .     182,759,560     32,760,213     (3,642,365)       29,117,848
Worldwide Leaders. . . . . . . . . .      31,237,349      3,282,880       (111,853)        3,171,027
Mid Cap Index. . . . . . . . . . . .     506,574,736     82,867,465    (47,438,603)       35,428,862
Growth Focus . . . . . . . . . . . .      11,755,598      1,013,040       (221,694)          791,346
Global Technology and Communications      68,139,147      2,919,428     (1,853,764)        1,065,664
Global Health Sciences . . . . . . .      37,346,320      2,782,832       (958,592)        1,824,240
Nationwide Leaders . . . . . . . . .       8,462,603      1,019,343       (149,262)          870,081
Emerging Markets . . . . . . . . . .      57,820,858     13,896,917     (1,048,207)       12,848,710
International Growth . . . . . . . .       9,354,559      1,224,077        (71,515)        1,152,562
International Value. . . . . . . . .      84,251,182     15,118,623     (6,246,839)        8,871,784
Aggressive . . . . . . . . . . . . .      84,570,610     10,721,232       (176,026)       10,545,206
Moderately Aggressive. . . . . . . .     251,664,994     35,025,394     (1,709,270)       33,316,124
Moderate . . . . . . . . . . . . . .     471,184,306     58,455,029     (3,934,016)       54,521,013
Moderately Conservative. . . . . . .     208,936,098     19,891,367     (2,028,952)       17,862,415
Conservative . . . . . . . . . . . .     145,839,499      7,924,894     (1,343,718)        6,581,176
US Growth Leaders. . . . . . . . . .      76,961,199      4,871,923       (922,383)        3,949,540
Global Utilities . . . . . . . . . .       8,305,566      1,358,277       (197,979)        1,160,298
Global Financial Services. . . . . .      14,228,645      1,516,429        (86,456)        1,429,973
Developing Markets . . . . . . . . .     138,463,660     36,247,369     (2,132,743)       34,114,626

As of December 31, 2003, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the Treasury regulations:

FUND              AMOUNT     EXPIRES
------------------------------------
Nationwide. .  $276,175,598     2009
Nationwide. .    94,149,533     2010
Nationwide. .       974,600     2011
Growth. . . .   259,977,451     2009
Growth. . . .    74,992,666     2010
Small Company    23,129,960     2010
Money Market.         5,268     2010
Money Market.        28,807     2011

203
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------

FUND                                     AMOUNT     EXPIRES
-----------------------------------------------------------
Money Market II. . . . . . . . . . .  $         38     2010
Balanced . . . . . . . . . . . . . .       855,248     2008
Balanced . . . . . . . . . . . . . .     5,909,075     2009
Balanced . . . . . . . . . . . . . .    14,702,237     2010
Mid Cap Growth . . . . . . . . . . .   105,134,886     2009
Mid Cap Growth . . . . . . . . . . .    55,299,702     2010
Strategic Value. . . . . . . . . . .       780,477     2009
Strategic Value. . . . . . . . . . .     2,810,652     2010
Strategic Value. . . . . . . . . . .        21,965     2011
Value. . . . . . . . . . . . . . . .       193,071     2007
Value. . . . . . . . . . . . . . . .       102,405     2008
Value. . . . . . . . . . . . . . . .     8,638,366     2009
Value. . . . . . . . . . . . . . . .     8,944,404     2010
Value. . . . . . . . . . . . . . . .       207,090     2011
High Income Bond . . . . . . . . . .       238,161     2007
High Income Bond . . . . . . . . . .       953,907     2008
High Income Bond . . . . . . . . . .     7,311,432     2009
High Income Bond . . . . . . . . . .     9,115,233     2010
High Income Bond . . . . . . . . . .     3,792,955     2011
Equity 500 Index . . . . . . . . . .     6,803,394     2011
Multi Sector Bond. . . . . . . . . .     3,399,400     2010
Small Cap Value. . . . . . . . . . .    52,253,055     2010
Small Cap Growth . . . . . . . . . .     2,494,340     2008
Small Cap Growth . . . . . . . . . .    29,201,494     2009
Small Cap Growth . . . . . . . . . .    26,551,716     2010
Small Cap Growth . . . . . . . . . .     7,256,119     2011
Worldwide Leaders. . . . . . . . . .    11,772,414     2009
Worldwide Leaders. . . . . . . . . .    10,666,152     2010
Mid Cap Index. . . . . . . . . . . .     1,910,764     2011
Growth Focus . . . . . . . . . . . .     5,634,832     2009
Growth Focus . . . . . . . . . . . .     5,287,755     2010
Global Technology and Communications     3,059,237     2009
Global Technology and Communications     6,053,242     2010
Nationwide Leaders . . . . . . . . .       541,029     2010
International Growth . . . . . . . .     1,550,710     2009
International Growth . . . . . . . .     1,574,151     2010
Global Utilities . . . . . . . . . .       536,131     2010
Global Utilities . . . . . . . . . .        96,314     2011
Developing Markets . . . . . . . . .     8,088,277     2006
Developing Markets . . . . . . . . .     6,669,748     2007
Developing Markets . . . . . . . . .    19,234,614     2009
Developing Markets . . . . . . . . .     6,331,844     2010

204
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                          (CONTINUED) DECEMBER 31, 2003

As of December 31, 2003, the following Funds have additional capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merger of Funds:


FUND                              MERGED FUND                  AMOUNT     EXPIRES
---------------------------------------------------------------------------------
Nationwide. . . . .  Market Street All Pro Broad Equity      $25,917,452     2009
Nationwide. . . . .  Market Street All Pro Broad Equity        5,997,089     2009
Nationwide. . . . .  Market Street All Pro Broad Equity        3,781,253     2010
Growth. . . . . . .  Market Street All Pro Large Cap Growth    6,792,055     2008
Growth. . . . . . .  Market Street All Pro Large Cap Growth    1,450,298     2009
Growth. . . . . . .  Market Street All Pro Large Cap Growth    1,887,659     2009
Growth. . . . . . .  Market Street All Pro Large Cap Growth    1,072,334     2010
Small Company . . .  Market Street All Pro Small Cap Growth      526,771     2007
Small Company . . .  Market Street All Pro Small Cap Growth    7,111,509     2008
Small Company . . .  Market Street All Pro Small Cap Growth    1,527,056     2009
Small Company . . .  Market Street All Pro Small Cap Growth    1,527,056     2010
Money Market. . . .  Market Street Money Market                       51     2004
Money Market. . . .  Market Street Money Market                        9     2006
Money Market. . . .  Market Street Money Market                        7     2008
Money Market. . . .  Market Street Money Market                      283     2010
Balanced. . . . . .  Market Street Balanced                    1,978,469     2008
Balanced. . . . . .  Market Street Balanced                    4,010,267     2009
Balanced. . . . . .  Market Street Balanced                    1,336,756     2009
Balanced. . . . . .  Market Street Balanced                      726,405     2010
Mid Cap Growth. . .  Strong GVIT Mid Cap Growth               13,961,083     2009
Mid Cap Growth. . .  Strong GVIT Mid Cap Growth                1,298,373     2010
Value . . . . . . .  Market Street All Pro Large Cap Value     1,467,149     2007
Value . . . . . . .  Market Street All Pro Large Cap Value     2,353,570     2009
Value . . . . . . .  Market Street All Pro Large Cap Value       365,913     2009
Value . . . . . . .  Market Street All Pro Large Cap Value       509,684     2010
Equity 500 Index. .  Market Street Equity 500 Index            3,873,898     2009
Equity 500 Index. .  Market Street Equity 500 Index           14,632,742     2010
Equity 500 Index. .  Market Street Equity 500 Index            3,067,169     2010
International Value  Market Street International                 534,718     2009
International Value  Market Street International               2,124,656     2010
International Value  Market Street International                  62,096     2010

For the taxable year ended December 31, 2003, the following percentage of income dividends paid by the Funds qualify for the dividends received deduction available to corporations (unaudited):

FUND                     PERCENTAGE
-----------------------------------
Nationwide . . . . . .         100%
Growth . . . . . . . .         100%
Balanced . . . . . . .          57%
Strategic Value. . . .         100%
Value. . . . . . . . .         100%
High Income Bond . . .           1%
Equity 500 Index . . .         100%
Small Cap Value. . . .         100%
Mid Cap Index. . . . .         100%
Global Health Sciences           4%

205
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

FUND                        PERCENTAGE
--------------------------------------
Nationwide Leaders. . . .         100%
US Growth Leaders . . . .           2%
Global Utilities. . . . .         100%
Global Financial Services          11%

Net capital losses, currency losses, and passive foreign investment company losses incurred after October 31st of the taxable year, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Funds deferred to January 1, 2004 post-October capital losses, post-October currency losses and post-October passive foreign investment company losses of:

                                       CAPITAL
FUND                                    LOSSES
------------------------------------------------
Small Company. . . . . . . . . . . .  $   12,003
Multi Sector Bond. . . . . . . . . .     418,297
Small Cap Growth . . . . . . . . . .      35,048
Worldwide Leaders. . . . . . . . . .     152,222
Mid Cap Index. . . . . . . . . . . .   1,395,604
Global Technology and Communications     486,631
Emerging Markets . . . . . . . . . .       9,806
International Growth . . . . . . . .      25,013
US Growth Leaders. . . . . . . . . .       2,032
Global Utilities . . . . . . . . . .          95
Global Financial Services. . . . . .      10,976

8.  INVESTMENT  TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2003 are summarized as follows:

FUND                                    PURCHASES         SALES
--------------------------------------------------------------------
Nationwide . . . . . . . . . . . . .  $1,835,463,213  $1,932,861,136
Growth . . . . . . . . . . . . . . .     709,227,836     731,057,857
Government Bond. . . . . . . . . . .     756,155,272   1,218,977,344
Small Company. . . . . . . . . . . .     592,022,869     612,729,395
Balanced . . . . . . . . . . . . . .     627,245,253     603,473,863
Mid Cap Growth . . . . . . . . . . .     182,632,616     186,404,956
Strategic Value. . . . . . . . . . .       8,767,011      11,576,992
Value. . . . . . . . . . . . . . . .      60,612,808      52,862,886
High Income Bond . . . . . . . . . .     162,977,635      82,088,905
Equity 500 Index . . . . . . . . . .       5,914,727      17,912,305
Multi Sector Bond. . . . . . . . . .     525,911,278     497,247,341
Small Cap Value. . . . . . . . . . .     710,223,282     697,658,092
Small Cap Growth . . . . . . . . . .     163,418,261     136,569,980
Worldwide Leaders. . . . . . . . . .     171,755,615     174,983,767
Mid Cap Index. . . . . . . . . . . .      88,255,592      37,660,903
Growth Focus . . . . . . . . . . . .      48,858,333      46,006,042
Global Technology and Communications     336,386,042     309,991,788
Global Health Sciences . . . . . . .     139,737,735     126,582,849
Nationwide Leaders . . . . . . . . .      20,242,614      21,066,518
Emerging Markets . . . . . . . . . .      75,627,580      48,310,242
International Growth . . . . . . . .      31,808,787      34,269,301

206
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2003

FUND                        PURCHASES       SALES
-----------------------------------------------------
International Value . . .  $ 60,401,326  $ 56,715,288
Aggressive. . . . . . . .    84,611,745    22,220,238
Moderately Aggressive . .   208,721,290    33,126,550
Moderate. . . . . . . . .   340,836,877    30,323,045
Moderately Conservative .   141,187,350    19,303,138
Conservative. . . . . . .   100,805,699    28,947,177
US Growth Leaders . . . .   229,054,481   184,978,763
Global Utilities. . . . .    10,495,818     6,528,531
Global Financial Services    28,285,767    23,124,646
Developing Markets. . . .   195,846,291   165,249,933

9.  PORTFOLIO  INVESTMENT  RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market debt instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds.

207
--------------------------------------------------------------------------------

REPORT  OF  INDEPENDENT  AUDITORS

To the Trustees and Shareholders of Gartmore Variable Insurance Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund, Gartmore GVIT Government Bond Fund, GVIT Small Company Fund, Gartmore GVIT Money Market Fund, Gartmore GVIT Money Market Fund II, J.P. Morgan GVIT Balanced Fund, Gartmore GVIT Mid Cap Growth Fund, Nationwide GVIT Strategic Value Fund, Comstock GVIT Value Fund, Federated GVIT High Income Bond Fund, GVIT Equity 500 Index Fund, Van Kampen GVIT Multi Sector Bond Fund, GVIT Small Cap Value Fund, GVIT Small Cap Growth Fund, Gartmore GVIT Worldwide Leaders Fund, Dreyfus GVIT Mid Cap Index Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Dreyfus GVIT International Value Fund, Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore GVIT Investor Destinations Conservative Fund, Gartmore GVIT U.S. Growth Leaders Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Developing Markets Fund (thirty-three series of Gartmore Variable Insurance Trust, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the years (or periods) presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers  LLP
Philadelphia,  Pennsylvania
February  25,  2004

208
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                        GARTMORE VARIABLE INSURANCE TRUST
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                                DECEMBER 31, 2003

SHAREHOLDER  MEETING

On February 21, 2003, a Special Meeting of the Shareholders of the Market Street Fund was held. The matters considered at the meeting, together with the actual tabulations relating to such matters are as follows:

PROPOSAL  1:

To approve an agreement and Plan of Reorganization between the Market Street Funds, the acquired funds, and the Gartmore Variable Insurance Trust, the acquiring funds.

                                        FOR       AGAINST    ABSTAIN
----------------------------------------------------------------------
All Pro Broad Equity Portfolio . .   12,074,651    608,734   1,919,935
All Pro Large Cap Growth Portfolio    3,843,201    214,425     345,525
All Pro Large Cap Value Portfolio.    4,028,090    253,613     311,059
All Pro Small Cap Growth Portfolio    3,659,369    209,862     433,671
All Pro Small Cap Value Portfolio.    3,907,606    219,831     654,243
Equity 500 Index Portfolio . . . .   31,768,389  2,017,341   4,097,231
International Portfolio. . . . . .    5,300,616    220,569     517,876
Mid Cap Growth Portfolio . . . . .    3,864,140    301,427     434,684
Balanced Portfolio . . . . . . . .    3,849,584    224,079     620,250
Bond Portfolio . . . . . . . . . .    5,001,354    195,611     701,829
Money Market Portfolio . . . . . .  117,022,023  6,613,021  15,741,139

PROPOSAL  2:

To approve a new investment advisory agreement between the Fund and Gartmore Mutual Fund Capital Trust:

                                        FOR       AGAINST    ABSTAIN
----------------------------------------------------------------------
All Pro Broad Equity Portfolio . .   12,052,861    617,959   1,932,500
All Pro Large Cap Growth Portfolio    3,842,705    214,782     345,663
All Pro Large Cap Value Portfolio.    4,049,193    233,191     310,379
All Pro Small Cap Growth Portfolio    3,700,405    170,779     431,717
All Pro Small Cap Value Portfolio.    3,944,934    181,993     654,753
Equity 500 Index Portfolio . . . .   31,792,418  2,048,720   4,041,823
International Portfolio. . . . . .    5,332,694    193,300     513,066
Mid Cap Growth Portfolio . . . . .    3,886,590    278,510     435,151
Balanced Portfolio . . . . . . . .    3,876,550    194,445     622,917
Bond Portfolio . . . . . . . . . .    4,981,359    215,605     701,829
Money Market Portfolio . . . . . .  116,570,373  7,271,911  15,533,899

209
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      SUPPLEMENTAL INFORMATION (CONTINUED)
                          (UNAUDITED) DECEMBER 31, 2003

SHAREHOLDER  MEETING

On June 13, 2003, a Special Meeting of the Shareholders of the Montgomery Variable Series: Emerging Markets Fund was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

PROPOSAL  1:

To approve an Agreement and Plan of Reorganization between the Montgomery Emerging Markets Fund, the acquired fund, and the Gartmore GVIT Developing Markets Fund, the acquiring fund.

FOR         AGAINST  ABSTAIN
----------------------------
10,042,727  211,769  883,136

PROPOSAL  2:

To approve a new investment advisory agreement between The Montgomery Funds III and Gartmore Global Asset Management Trust:

FOR        AGAINST  ABSTAIN
---------------------------
9,951,983  298,734  886,913

PROPOSAL  3:

To approve a new subadvisory agreement between Gartmore Global Asset Management Trust and Gartmore Global Partners:

FOR        AGAINST  ABSTAIN
---------------------------
9,938,455  201,830  997,346

210
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       MANAGEMENT INFORMATION (UNAUDITED)
                     TRUSTEES WHO ARE NOT INTERESTED PERSONS
                    (AS DEFINED IN THE 1940 ACT) OF THE FUND
                                DECEMBER 31, 2003

                                      TERM OF                                                    NUMBER OF
                                       OFFICE                                                   PORTFOLIOS
                                        WITH                                                        IN
                                       TRUST-                                                      FUND             OTHER
NAME,                   POSITION(S)  LENGTH OF                                                    COMPLEX       DIRECTORSHIPS
ADDRESS                  HELD WITH      TIME                PRINCIPAL OCCUPATION(S              OVERSEEN BY        HELD BY
AND BIRTH YEAR             FUND       SERVED1                 DURING PAST 5 YEARS                 TRUSTEE          TRUSTEE2
---------------------------------------------------------------------------------------------------------------------------------
CHARLES E. ALLEN . . .  Trustee      Since       Mr. Allen is Chairman, Chief Executive                  83  None
1200 River Rd.                       July 2000   Officer and President of Graimark Realty
Suite 1000                                       Advisors, Inc. (real estate development,
Conshohocken, PA 19428                           investment and asset management).
1948
---------------------------------------------------------------------------------------------------------------------------------
PAULA H.J. . . . . . .  Trustee      Since       Ms. Cholmondeley is Vice President and                  83  Director of Dentsply
CHOLMONDELEY                         July 2000   General Manager of Specialty Products at                    International, Inc.
1200 River Rd.                                   Sappi Fine Paper North America. Prior to
Suite 1000                                       1998, she held various positions with
Conshohocken, PA 19428                           Owens Corning, including Vice President
1947                                             and General Manager of the Residential
                                                 Insulation Division (1997 to 1998).
---------------------------------------------------------------------------------------------------------------------------------
C. BRENT DEVORE. . . .  Trustee      Since       Dr. DeVore is President of Otterbein College.           83  None
1200 River Rd.                       May 1998
Suite 1000
Conshohocken, PA 19428
1940
---------------------------------------------------------------------------------------------------------------------------------
ROBERT M. DUNCAN . . .  Trustee      Since       Since 1999, Mr. Duncan has worked as an                 83  None
1200 River Rd.                       April 1997  arbitration and mediation consultant. From
Suite 1000                                       1996 to 1999, he was Commissioner of the
Conshohocken, PA 19428                           Ohio Elections Commission.
1927
---------------------------------------------------------------------------------------------------------------------------------
BARBARA L. HENNIGAR. .  Trustee      Since       Retired; Ms. Hennigar is the former                     83  None
1200 River Rd.                       July 2000   Chairman of OppenheimerFunds Services
Suite 1000                                       and Shareholder Services Inc. Ms. Hennigar
Conshohocken, PA 19428                           held this position from October 1999 to
1935                                             June 2000. Prior to that, she served as
                                                 President and Chief Executive Officer of
                                                 OppenheimerFunds Services.
---------------------------------------------------------------------------------------------------------------------------------
THOMAS J. KERR, IV . .  Trustee      Since       Dr. Kerr is President Emeritus of Kendall               83  None
1200 River Rd.                       June 1981   College.
Suite 1000
Conshohocken, PA 19428
1933
---------------------------------------------------------------------------------------------------------------------------------
DOUGLAS F. KRIDLER . .  Trustee      Since       Mr. Kridler is the President and Chief                  83  None
1200 River Rd.                       September   Executive Officer of the Columbus
Suite 1000                                 1997  Foundation (a foundation which manages
Conshohocken, PA 19428                           over 1,000 individual endowment funds).
1955                                             Prior to January 31, 2002, Mr. Kridler
                                                 was the President of the Columbus
                                                 Association for the Performing Arts and
                                                 Chairman of the Greater Columbus
                                                 Convention and Visitors Bureau.
---------------------------------------------------------------------------------------------------------------------------------
DAVID C. WETMORE . . .  Trustee      Since       Retired; Mr. Wetmore is the former                     833  None
1200 River Rd.                       May 1998    Managing Director of Updata Capital, Inc.,
Suite 1000                                       a venture capital firm.
Conshohocken, PA 19428
1948
---------------------------------------------------------------------------------------------------------------------------------

211
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                 MANAGEMENT INFORMATION (CONTINUED) (UNAUDITED)
                TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS
                    (AS DEFINED IN THE 1940 ACT) OF THE FUNDS
                                DECEMBER 31, 2003

                                      TERM OF
                                       OFFICE                                                            NUMBER OF
                                        WITH                                                            PORTFOLIOS
                                       TRUST-                                                             IN FUND        OTHER
NAME,                   POSITION(S)  LENGTH OF                                                            COMPLEX    DIRECTORSHIPS
ADDRESS                  HELD WITH      TIME                    PRINCIPAL OCCUPATION(S)                 OVERSEEN BY     HELD BY
AND BIRTH YEAR             FUND       SERVED1                     DURING PAST 5 YEARS                     TRUSTEE      TRUSTEE2
----------------------------------------------------------------------------------------------------------------------------------
PAUL J. HONDROS. . . .  Trustee      Since       Mr. Hondros is President and Chief                             833  None
Gartmore Global. . . .  and          July 2000   Executive  Officer of Gartmore Distribution
Investments, Inc.. . .  Chairman                 Services, Inc.  ("GDSI")*, Gartmore Investors
1200 River Road                                  Services,  Inc.*, Gartmore Morley Capital
Suite 1000                                       Management, Inc.*, Gartmore Morley Financial
Conshohocken, PA 19428                           Services, Inc.,* NorthPointe Capital, LLC*,
1948                                             GGAMT*, GGI*, GMF*, and GSA* and a
                                                 Director of Nationwide Securities, Inc.* as well
                                                 as several entities within Nationwide Financial
                                                 Services, Inc.* Prior to that, Mr. Hondros served
                                                 as President and Chief Operations Officer of Pilgrim
                                                 Baxter and Associates, Ltd., an investment
                                                 management firm, and its affiliated investment
                                                 management arm, Pilgrim Baxter Value Investors,
                                                 Inc. and as Executive Vice President to the PBHG
                                                 Funds, PBHG Insurance Series Funds and PBHG
                                                 Adviser Funds.
----------------------------------------------------------------------------------------------------------------------------------
ARDEN L. SHISLER . . .  Trustee      Since       Mr. Shisler is President and Chief Executive                    83  None
Gartmore Global                      February    Officer of K&B Transport, Inc., a trucking firm,
Investments, Inc.                    2000        Chairman of the Board for Nationwide Mutual
1200 River Road                                  Insurance Company* and a Director of Nationwide
Suite 1000                                       Financial Services, Inc.*
Conshohocken, PA 19428
1941
----------------------------------------------------------------------------------------------------------------------------------
GERALD J. HOLLAND. . .  Treasurer    Since       Mr. Holland is Senior Vice President - Chief
Gartmore Global                      March 2001  Administrative Officer for GGI*, GMF*, GSA*
Investments, Inc.                                and GDSI.* From July 2000 to March 2002 he
1200 River Road                                  was Senior Vice President - Operations for GGI,
Suite 1000                                       GMF and GSA.  Prior to July 2000, he was Vice
Conshohocken, PA 19428                           President for First Data Investor Services, an
1951                                             investment company service provider.
----------------------------------------------------------------------------------------------------------------------------------
ERIC E. MILLER . . . .  Secretary    Since       Mr. Miller is Senior Vice President, Chief Counsel
Gartmore Global                      December    for GGI*, GMF* and GSA*. Prior to August 2002,
Investment, Inc.                     2002       he was a Partner with Stradley Ronon Stevens &
1200 River Road                                  Young, LLP.
Suite 1000
Conshohocken, PA 19428
1953
----------------------------------------------------------------------------------------------------------------------------------

1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
3 Mr. Wetmore also served as an independent director, and Mr. Hondros serves as a director of the Board of Directors for each of the various offshore hedge funds managed by Gartmore SA Capital Trust ("GSA"). (Mr. Wetmore resigned as an independent director of these Boards effective as of December 3, 2003.)
* This position is held with an affiliated person or principal underwriter of the Funds.

Trustees  and  Officers  who  are not Interested Persons (as defined in the 1940
Act) of the Funds received aggregate compensation of $282,625 from the Trust for the year ended December 31, 2003. Additional information regarding the Trustees and Officers may be found in the Trust's statement of additional information, which is available without charge upon request, by calling 1-800-848-0920. Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies ("Proxy Voting Guidelines") and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Fund's proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund's website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission's website at www.sec.gov.

212
--------------------------------------------------------------------------------

ITEM  2.  CODE  OF  ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (A)(1).

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its  audit  committee.

          (2)  If  the  registrant provides the disclosure required by paragraph
               (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be  an  "interested  person"  of  the  investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

          (3)  If  the  registrant provides the disclosure required by paragraph
               (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

     3(a)(1)  THE  REGISTRANT'S  BOARD  OF  DIRECTORS  HAS  DETERMINED  THAT THE
               REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

     3(a)(2)  THE AUDIT COMMITTEE FINANCIAL EXPERT IS DAVID C. WETMORE. HE IS AN
               INDEPENDENT  TRUSTEE.


Item 4.  Principal  Accountant  Fees  and  Services.

     (a) through (d). The information in the table below is provided for services rendered to the registrant by its principal accountant, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2002 and December 31, 2003.

                       2002      2003
---------------------------------------
Audit Fees. . . . .  $258,250  $277,472
---------------------------------------
Audit-Related Fees1  $      0  $  9,000
---------------------------------------
Tax Fees2 . . . . .  $ 84,500  $ 92,500
---------------------------------------
All Other Fees. . .  $      0  $      0
---------------------------------------

Total . . . . . . .  $342,750  $378,972

1    Services  include  security  counts  performed under Rule 17f-2 of the 1940
     Act.
2 Tax services in connection with the Funds' excise tax calculations and review of the Funds' applicable tax returns.

     The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Gartmore Global Investers("GGI"), and any service provider to the registrant controlling, controlled by or under common control with GGI that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2002 and December 31, 2003.

                      2002      2003
---------------------------------------
Audit-Related Fees1  $28,080  $ 74,900
---------------------------------------
Tax Fees. . . . . .     None.    None.
---------------------------------------
All Other Fees2 . .     None  $ 50,000
---------------------------------------
Total . . . . . . .  $28,080  $124,900

1 SAS 70 Internal Control review for Gartmore Morley in 2002 and 2003 and in 2003, services related to performance of agreed-upon procedures in connection with the Funds' N-14s for the merger of the Market Street Funds and Montgomery Funds, and the agreed upon procedures
2 Assistance in responding to the SEC inquiry regarding valuation of stable value products.

      (e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to GGI and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than GGI or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, GGI and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

     (e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

     Not  Applicable.

                    2002   2003
--------------------------------
Audit-Related Fees     N/A   N/A
--------------------------------
Tax Fees . . . . .     N/A   N/A
--------------------------------
All Other Fees . .     N/A   N/A
--------------------------------

Total . . . . . . .    N/A   N/A

     The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to GGI and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2002 and December 31, 2003:


                    2002  2003
------------------------------
Audit-Related Fees  N/A   N/A
------------------------------
Tax Fees . . . . .  N/A   N/A
------------------------------
All Other Fees . .  N/A   N/A
------------------------------

Total. . . . . . .  N/A   N/A

     (f) Not  applicable.

     (g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal years ended December 31, 2002 and December 31, 2003 were $84,500 and $142,500 respectively.

     (h) The registrant's Audit Committee has considered whether the provision by PwC of non-audit services to GGI and Covered Services Providers that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because they did not directly relate to the registrant's operations and financial reporting is compatible with maintaining PwC's independence.

ITEM  5.      AUDIT  COMMITTEE  OF  LISTED  REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT  APPLICABLE.

ITEM  6.      [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT  APPLICABLE.

ITEM  9.  SUBMISSION  OF  MATTERS  TO  A  VOTE  OF  SECURITY  HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT  APPLICABLE.

ITEM  10.  CONTROLS  AND  PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
     Exchange  Act  (17  CFR  240.13a-15(b)  or  240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE  WERE  NO  CHANGES  IN  THE  REGISTRANT'S  INTERNAL CONTROL OVER FINANCIAL
REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM  11.  EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO
          SECTION  302  OF  THE  SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.


     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          GARTMORE  VARIABLE  INSURANCE  TRUST

By  (Signature  and  Title)     /s/     GERALD  J.  HOLLAND
               Name:                    Gerald  J.  Holland
               Title:                   Treasurer
               Date:                    3/10/04

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  (Signature  and  Title)     /s/     PAUL  J.  HONDROS
               Name:                    Paul  J.  Hondros
               Title:                   President  &  Chairman  of  the  Board
               Date:                    3/10/04

By  (Signature  and  Title)     /s/     GERALD  J.  HOLLAND
               Name:                    Gerald  J.  Holland
               Title:                   Treasurer
               Date:                    3/10/04